UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21977
Invesco Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)
Brian Hartigan, President
3500 Lacey Road
Downers Grove, IL 60515
Registrant's telephone number, including area code:
(800) 983-0903
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco California AMT-Free Municipal Bond ETF
PWZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco California AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade California municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in California municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 6.14%, differed from the return of the Index, 6.81%, primarily due to costs associated with portfolio rebalancing and sampling, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds.
Positions | California (State of), Series 2023, 5.00% coupon, due 9/1/2043, followed by California (State of) Health Facilities Financing Authority, 4.00% coupon, due 3/1/2043.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | Regents of the University of California Medical Center, 3.50% coupon, due 5/15/2054, followed by Irvine Facilities Financing Authority, 4.00% coupon, due 9/1/2058.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California AMT-Free Municipal Bond ETF — NAV Return	6.14%	0.49%	2.56%
Invesco California AMT-Free Municipal Bond ETF — Market Price Return	5.79%	0.49%	2.49%
ICE BofA California Long-Term Core Plus Municipal Securities Index	6.81%	0.91%	2.81%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$641,297,367
Total number of portfolio holdings	559
Total advisory fees paid	$2,250,916
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 5.00%, 11/01/2047	1.14%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB, 4.00%, 11/01/2044	1.07%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.88%
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB, 5.00%, 05/01/2049	0.83%
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB, 5.00%, 10/01/2047	0.80%
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.79%
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds, 4.00%, 07/01/2049	0.71%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	0.68%
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB, 5.00%, 08/15/2050	0.67%
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds, 3.00%, 08/01/2043	0.67%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco CEF Income Composite ETF
PCEF | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco CEF Income Composite ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco CEF Income Composite ETF	$55	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market and high yield corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads, while equity the options market benefited from strong economic activity. The Fund benefited from this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S-Network Composite Closed-End Fund IndexSM (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index. The Fund is a “fund of funds,” meaning that it invests its assets in the common shares of funds included in the Index rather than in individual securities (each, an “Underlying Fund” and collectively, the “Underlying Funds”).
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.43%, differed from the return of the Index, 18.73%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Asset Class Allocations |  Taxable options, followed by taxable investment grade fixed-income securities and taxable high yield fixed-income securities, respectively.
Positions | Eaton Vance Tax-Managed Global Diversified Equity Income Fund, followed by the BlackRock ESG Capital Allocation Term Trust and Eaton Vance Tax-Managed Diversified Equity Income Fund, respectively.
What detracted from performance?
Asset Class Allocations |  No asset classes detracted from the Fund's performance during the period.
Positions | Highland Opportunities and Income Fund, followed by the Nuveen Preferred & Income Opportunities Fund and the Flaherty & Crumrine Preferred & Income Securities Fund, Inc., respectively
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco CEF Income Composite ETF — NAV Return	18.43%	5.65%	5.58%
Invesco CEF Income Composite ETF — Market Price Return	18.17%	5.63%	5.56%
S-Network Composite Closed-End Fund Index℠	18.73%	5.78%	5.88%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$798,621,140
Total number of portfolio holdings	115
Total advisory fees paid	$3,589,413
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4.28%
Nuveen Preferred & Income Opportunities Fund	3.94%
BlackRock Innovation and Growth Term Trust	3.18%
BlackRock Health Sciences Term Trust	3.14%
BlackRock Science & Technology Term Trust	2.71%
BlackRock Enhanced Equity Dividend Trust	2.63%
BlackRock Capital Allocation Trust	2.62%
BlackRock ESG Capital Allocation Term Trust	2.60%
Eaton Vance Tax-Managed Diversified Equity Income Fund	2.57%
Nuveen S&P 500 Buy-Write Income Fund	2.31%
* Excluding money market fund holdings, if any.
Asset allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Dorsey Wright SmallCap Momentum ETF
DWAS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Dorsey Wright SmallCap Momentum ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dorsey Wright SmallCap Momentum ETF	$65	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Dorsey Wright® SmallCap Technical Leaders Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.55%, differed from the return of the Index, 17.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Modine Manufacturing Co., a consumer discretionary company and ADMA Biologics, Inc., a healthcare company.
What detracted from performance?
Sector Allocations |  Information technology sector, followed by the energy sector.
Positions | Immunome, Inc., a healthcare company (no longer held at fiscal year-end) and Hallador Energy Co., an energy company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dorsey Wright SmallCap Momentum ETF — NAV Return	16.55%	12.28%	9.61%
Invesco Dorsey Wright SmallCap Momentum ETF — Market Price Return	16.49%	12.26%	9.61%
Dorsey Wright® SmallCap Technical Leaders Index	17.16%	12.82%	10.19%
Russell 3000® Index	26.14%	15.19%	12.36%
Russell 2000® Index	18.47%	9.68%	8.03%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright® SmallCap Technical Leaders Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$965,398,683
Total number of portfolio holdings	202
Total advisory fees paid	$4,918,308
Portfolio turnover rate	178%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
ADMA Biologics, Inc.	2.19%
Modine Manufacturing Co.	1.93%
AST SpaceMobile, Inc.	1.71%
Leonardo DRS, Inc.	1.64%
Limbach Holdings, Inc.	1.40%
UFP Technologies, Inc.	1.35%
SPX Technologies, Inc.	1.30%
Sterling Infrastructure, Inc.	1.27%
Mr. Cooper Group, Inc.	1.16%
Transcat, Inc.	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Equal Weight 0-30 Year Treasury ETF
GOVI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Equal Weight 0-30 Year Treasury ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Equal Weight 0-30 Year Treasury ETF	$15	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the U.S. Treasury bond market benefited from relatively lower longer-term interest rates. As a Fund tracking U.S. Treasury bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE 1-30 Year Laddered Maturity US Treasury Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.46%, differed from the return of the Index, 5.58%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 12 years, followed by bonds with maturities of 10 years.
Positions | U.S. Treasury Bond, 4.50% coupon, due 2/15/2036, followed by U.S. Treasury Note, 4.00% coupon, due 2/15/2034.
What detracted from performance?
Duration Allocations |  No duration of maturities detracted from the Fund's performance during the period.
Positions | U.S. Treasury Note, 3.88% coupon, due 8/15/2033 (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Equal Weight 0-30 Year Treasury ETF — NAV Return	5.46%	(2.64)%	0.97%
Invesco Equal Weight 0-30 Year Treasury ETF — Market Price Return	5.38%	(2.66)%	0.96%
Blended - Invesco Equal Weight 0-30 Year Treasury Benchmark	5.58%	(2.43)%	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Treasury Index	6.02%	(0.61)%	1.17%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- The Blended-Invesco Equal Weight 0-30 Year Treasury Benchmark performance is comprised of the performance of the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index, the former underlying index, through August 25, 2023, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$830,388,874
Total number of portfolio holdings	33
Total advisory fees paid	$1,065,684
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.88%, 02/15/2032	3.39%
U.S. Treasury Notes, 1.50%, 02/15/2030	3.39%
U.S. Treasury Bonds, 3.13%, 02/15/2042	3.39%
U.S. Treasury Bonds, 2.50%, 02/15/2045	3.38%
U.S. Treasury Bonds, 4.75%, 02/15/2041	3.38%
U.S. Treasury Bonds, 3.50%, 02/15/2039	3.37%
U.S. Treasury Bonds, 2.50%, 02/15/2046	3.37%
U.S. Treasury Bonds, 3.13%, 02/15/2043	3.37%
U.S. Treasury Bonds, 4.63%, 02/15/2040	3.36%
U.S. Treasury Bonds, 3.63%, 02/15/2044	3.36%
* Excluding money market fund holdings, if any.
Duration allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in the Fund's investment advisory agreement which became effective on June 26, 2023.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG NASDAQ 100 ETF
QQMG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco ESG NASDAQ 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ 100 ETF	$23	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund slightly outperformed the broader markets due to its focus on information technology securities, which were some of the best performers in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq-100® ESG Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.00%, differed from the return of the Index, 28.27%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector, followed by the utilities sector.
Positions | Tesla, Inc., a consumer discretionary company, and Cisco Systems, Inc., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ 100 ETF — NAV Return	28.00%	10.53%
Invesco ESG NASDAQ 100 ETF — Market Price Return	27.82%	10.42%
Nasdaq-100® ESG Index	28.27%	10.74%
NASDAQ® Composite Index	27.15%	6.30%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$51,002,137
Total number of portfolio holdings	95
Total advisory fees paid	$67,888
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	10.89%
NVIDIA Corp.	10.39%
Microsoft Corp.	10.17%
Broadcom, Inc.	5.41%
Netflix, Inc.	2.49%
Amazon.com, Inc.	2.45%
Linde PLC	2.27%
Adobe, Inc.	2.22%
Tesla, Inc.	2.07%
Advanced Micro Devices, Inc.	2.07%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG NASDAQ Next Gen 100 ETF
QQJG | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG NASDAQ Next Gen 100 ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Despite focusing on information technology securities, the Fund underperformed due to its lack of exposure to some large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.67%, differed from the return of the Index, 14.85%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector.
Positions | Hasbro, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Rivian Automotive, Inc., Class A, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/27/21)
Invesco ESG NASDAQ Next Gen 100 ETF — NAV Return	14.67%	(1.97)%
Invesco ESG NASDAQ Next Gen 100 ETF — Market Price Return	14.56%	(2.01)%
Nasdaq Next Generation 100 ESG Index®	14.85%	(1.79)%
NASDAQ® Composite Index	27.15%	6.30%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,691,617
Total number of portfolio holdings	92
Total advisory fees paid	$9,249
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.51%
Tractor Supply Co.	2.70%
eBay, Inc.	2.46%
Western Digital Corp.	2.27%
NetApp, Inc.	2.25%
ICON PLC	2.23%
Seagate Technology Holdings PLC	2.11%
First Solar, Inc.	2.01%
AppLovin Corp., Class A	1.97%
Zebra Technologies Corp., Class A	1.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco ESG S&P 500 Equal Weight ETF
RSPE | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco ESG S&P 500 Equal Weight ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ESG S&P 500 Equal Weight ETF	$22	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Mega caps outperformed smaller stocks and growth outpaced value. The Fund's equal weighting methodology leads to lower exposure to mega cap stocks within the S&P 500 which created a performance headwind compared to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500 Equal Weight ESG Leaders Select Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.43%, differed from the return of the Index, 19.68%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Allstate Corp. (The), a financials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Albermarle Corp., a materials company (no longer held at fiscal year-end), and Walgreens Boots Alliance, Inc., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (11/17/21)
Invesco ESG S&P 500 Equal Weight ETF — NAV Return	19.43%	4.72%
Invesco ESG S&P 500 Equal Weight ETF — Market Price Return	19.38%	4.70%
S&P 500 Equal Weight ESG Leaders Select Index	19.68%	4.93%
S&P 500® Index	27.14%	8.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$12,128,329
Total number of portfolio holdings	186
Total advisory fees paid	$18,824
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Kellanova	0.71%
D.R. Horton, Inc.	0.68%
Newmont Corp.	0.67%
Globe Life, Inc.	0.67%
CBRE Group, Inc., Class A	0.67%
BXP, Inc.	0.65%
Kimco Realty Corp.	0.65%
Ventas, Inc.	0.64%
Aflac, Inc.	0.64%
Adobe, Inc.	0.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Floating Rate Municipal Income ETF
PVI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Floating Rate Municipal Income ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Floating Rate Municipal Income ETF	$25	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the non-taxable variable rate demand obligation market benefited from relatively elevated short-term interest rates in recent history. Because the Fund holds the vast majority of its portfolio in non-taxable variable rate demand obligations, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE US Municipal AMT-Free VRDO Constrained Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 2.94%, differed from the return of the Index, 3.38%, primarily due to fees and expenses that the Fund incurred during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
State Allocations |  Minnesota bonds, followed by New York bonds.
Positions | Hennepin (County of), MN, 2.85% coupon, due 12/1/2038, followed by Chelan County Public Utility District No. 1, 2.80% coupon, due 7/1/2032.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Floating Rate Municipal Income ETF — NAV Return	2.94%	1.21%	0.85%
Invesco Floating Rate Municipal Income ETF — Market Price Return	2.82%	1.18%	0.85%
Blended - ICE US Municipal AMT-Free VRDO Constrained Index	3.38%	1.48%	1.09%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal 1-Year Bond Index	4.21%	1.39%	1.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal 1-Year Bond Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
- The Blended—ICE US Municipal AMT-Free VRDO Constrained Index performance is comprised of the performance of the Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index, the former underlying index, through March 24, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$37,241,813
Total number of portfolio holdings	30
Total advisory fees paid	$96,805
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB, 2.80%, 07/01/2032	5.37%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, 2.80%, 05/01/2036	5.10%
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, 2.15%, 04/01/2039	4.83%
West Palm Beach (City of), FL, Series 2008 C, VRD RB, 2.50%, 10/01/2038	4.03%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB, 2.00%, 07/01/2034	4.03%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, 3.10%, 12/01/2028	3.76%
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB, 2.80%, 06/15/2046	3.69%
Texas (State of), Series 2015 B, VRD GO Bonds, 2.45%, 06/01/2046	3.25%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, 2.85%, 09/01/2035	3.22%
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB, 2.70%, 07/01/2039	3.22%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Fundamental High Yield® Corporate Bond ETF
PHB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Fundamental High Yield® Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental High Yield® Corporate Bond ETF	$53	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the high yield corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in high yield corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. High Yield 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.63%, differed from the return of the Index, 12.08%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Consumer finance industry, followed by the broadline retail industry.
Positions | QVC, Inc., 4.38% coupon, due 9/1/2028, a broadline retail company (no longer held at fiscal year-end), followed by Synchrony Financial, 7.25% coupon, due 2/2/2033, a consumer finance company.
What detracted from performance?
Industry Allocations |  Diversified telecommunication industry, followed by the media industry.
Positions | Hughes Satellite Systems Corp., 6.63% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end), followed by Walgreens Boots Alliance, Inc., 3.20% coupon, due 4/15/2030, a consumer staples distribution & retail company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental High Yield® Corporate Bond ETF — NAV Return	11.63%	3.53%	3.75%
Invesco Fundamental High Yield® Corporate Bond ETF — Market Price Return	11.61%	3.55%	3.78%
RAFI® Bonds U.S. High Yield 1-10 Index	12.08%	4.20%	4.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Corporate High Yield Index	12.55%	4.46%	4.65%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$566,956,667
Total number of portfolio holdings	244
Total advisory fees paid	$3,042,064
Portfolio turnover rate	75%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Synchrony Financial, 7.25%, 02/02/2033	1.22%
United AirLines, Inc., 4.63%, 04/15/2029	1.13%
Windsor Holdings III LLC, 8.50%, 06/15/2030	1.05%
Ford Motor Co., 3.25%, 02/12/2032	1.04%
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	1.01%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030	0.97%
PG&E Corp., 5.25%, 07/01/2030	0.93%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026	0.86%
Tenet Healthcare Corp., 6.13%, 06/15/2030	0.86%
DPL, Inc., 4.13%, 07/01/2025	0.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Fundamental Investment Grade Corporate Bond ETF
PFIG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Fundamental Investment Grade Corporate Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Fundamental Investment Grade Corporate Bond ETF	$23	0.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade corporate bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade corporate bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the RAFI® Bonds U.S. Investment Grade 1-10 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.20%, differed from the return of the Index, 8.42%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Specialty retail industry, followed by the consumer staples distribution & retail industry.
Positions | JPMorgan Chase & Co., 2.95% coupon, due 10/1/2026, a banks company, followed by Bank of America Corp. 3.25% coupon, due 10/21/27, a banks company.
What detracted from performance?
Industry Allocations |  Banks industry, followed by the electric utilities industry.
Positions | Verizon Communication, Inc., 4.13% coupon, due 3/16/2027, a diversified telecommunication services company (no longer held at fiscal year-end), followed by Intuit, Inc., 1.65% coupon, due 7/15/2030, a software company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Fundamental Investment Grade Corporate Bond ETF — NAV Return	8.20%	1.27%	2.27%
Invesco Fundamental Investment Grade Corporate Bond ETF — Market Price Return	8.52%	1.34%	2.29%
RAFI® Bonds U.S. Investment Grade 1-10 Index	8.42%	1.50%	2.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Bloomberg U.S. Corporate Index	9.29%	0.67%	2.60%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$66,991,292
Total number of portfolio holdings	772
Total advisory fees paid	$105,911
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.00%
Bank of America Corp., 3.25%, 10/21/2027	0.80%
Wells Fargo & Co., 4.15%, 01/24/2029	0.72%
Apple, Inc., 3.25%, 02/23/2026	0.46%
Apple, Inc., 1.65%, 02/08/2031	0.46%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	0.45%
Microsoft Corp., 3.50%, 02/12/2035	0.42%
Exxon Mobil Corp., 3.04%, 03/01/2026	0.41%
Capital One Financial Corp., 3.80%, 01/31/2028	0.41%
Microsoft Corp., 3.30%, 02/06/2027	0.40%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Bank ETF
KBWB | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco KBW Bank ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Bank ETF	$43	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, bank industry securities benefited from normalizing net-interest income, a steeper treasury curve, and strong economic activity. Because the Fund holds a large proportion of bank securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq BankTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 46.89%, differed from the return of the Index, 47.46%, primarily due to the daily compounding of fees and the drag of cash positions during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Diversified banks sub-industry, followed by the regional banks sub-industry.
Positions | Goldman Sachs Group, Inc. (The), an investment banking & brokerage company and JPMorgan Chase & Co., a diversified banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Bank ETF — NAV Return	46.89%	7.63%	7.54%
Invesco KBW Bank ETF — Market Price Return	46.83%	7.60%	7.54%
KBW Nasdaq BankTM Index	47.46%	7.98%	7.91%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Financials Index	35.39%	13.55%	11.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,745,891,975
Total number of portfolio holdings	26
Total advisory fees paid	$5,288,057
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Goldman Sachs Group, Inc. (The)	8.09%
JPMorgan Chase & Co.	8.03%
Morgan Stanley	7.66%
Bank of America Corp.	7.37%
Wells Fargo & Co.	7.06%
Truist Financial Corp.	4.26%
PNC Financial Services Group, Inc. (The)	4.25%
U.S. Bancorp	4.21%
State Street Corp.	4.16%
Bank of New York Mellon Corp. (The)	4.14%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW High Dividend Yield Financial ETF
KBWD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco KBW High Dividend Yield Financial ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW High Dividend Yield Financial ETF	$37	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. While the Fund invests in financial sector securities, because it is a high dividend yield strategy, its more value-oriented investments did not keep up with the broader financial sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Financial Sector Dividend YieldTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.68%, differed from the return of the Index, 7.37%, primarily due to income earned from the securities lending program in which the Fund participates partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Asset management & custody banks sub-industry, followed by the mortgage REITs sub-industry.
Positions | Jackson Financial, Inc., Class A, a diversified financial services company and TPG RE Finance Trust, Inc., a mortgage REITs company.
What detracted from performance?
Sub-Industry Allocations |  Investment banking & brokerage sub-industry, followed by the regional banks sub-industry.
Positions | B. Riley Financial, Inc., an investment banking & brokerage company and New York Community Bancorp, Inc., a regional banks company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Invesco KBW High Dividend Yield Financial ETF — NAV Return	8.68%	5.47%	4.28%
Invesco KBW High Dividend Yield Financial ETF — Market Price Return	8.75%	5.49%	4.28%
KBW Nasdaq Financial Sector Dividend YieldTM Index	7.37%	5.33%	4.26%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Financials Index	35.39%	13.55%	11.47%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$395,405,547
Total number of portfolio holdings	43
Total advisory fees paid	$1,292,284
Portfolio turnover rate	71%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AGNC Investment Corp.	3.85%
ARMOUR Residential REIT, Inc.	3.79%
Two Harbors Investment Corp.	3.71%
MFA Financial, Inc.	3.68%
New York Mortgage Trust, Inc.	3.63%
Ares Commercial Real Estate Corp.	3.51%
Apollo Commercial Real Estate Finance, Inc.	3.50%
Ready Capital Corp.	3.47%
Ellington Financial, Inc.	3.36%
Annaly Capital Management, Inc.	3.25%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Premium Yield Equity REIT ETF
KBWY | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco KBW Premium Yield Equity REIT ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Premium Yield Equity REIT ETF	$38	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. While the Fund invests in financial sector securities, because it is a high yield real estate strategy, its more value-oriented investments did not keep up with the broader financial sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Premium Yield Equity REITTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.18%, differed from the return of the Index, 16.67%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sub-Industry Allocations |  Other specialized REITs sub-industry, followed by the health care REITs sub-industry.
Positions | Outfront Media, Inc., an other specialized REITs company, and SL Green Realty Corp., an office REITs company.
What detracted from performance?
Sub-Industry Allocations |  Hotel & resort REITs sub-industry, followed by the office REITs sub-industry.
Positions | Office Properties Income Trust, an office REITs company, and Service Properties Trust, a hotel & resort REITs company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Premium Yield Equity REIT ETF — NAV Return	16.18%	0.81%	2.39%
Invesco KBW Premium Yield Equity REIT ETF — Market Price Return	16.24%	0.80%	2.37%
KBW Nasdaq Premium Yield Equity REITTM Index	16.67%	0.85%	2.57%
S&P 500® Index	27.14%	15.92%	12.98%
Dow Jones U.S. Real Estate Index	20.50%	4.57%	6.76%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Dow Jones U.S. Real Estate Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$234,520,991
Total number of portfolio holdings	32
Total advisory fees paid	$723,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Uniti Group, Inc.	9.54%
Global Net Lease, Inc.	6.51%
Service Properties Trust	4.98%
Omega Healthcare Investors, Inc.	3.90%
Easterly Government Properties, Inc.	3.82%
Outfront Media, Inc.	3.77%
EPR Properties	3.70%
Sabra Health Care REIT, Inc.	3.70%
Highwoods Properties, Inc.	3.67%
Piedmont Office Realty Trust, Inc., Class A	3.53%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Property & Casualty Insurance ETF
KBWP | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco KBW Property & Casualty Insurance ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Property & Casualty Insurance ETF	$42	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, financial sector securities benefited from falling interest rates and strong economic activity. Because the Fund holds a large proportion of property & casualty insurance companies within the financial sector, it benefited from this broad market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Property & CasualtyTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 41.85%, differed from the return of the Index, 42.40%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Property & casualty insurance sub-industry, followed by the multi-line insurance sub-industry.
Positions | Progressive Corp. (The), a property & casualty insurance company, and Allstate Corp. (The), a property & casualty insurance company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | ProAssurance Corp., a property & casualty insurance company, and James River Group Holdings Ltd., a property & casualty insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Property & Casualty Insurance ETF — NAV Return	41.85%	12.78%	13.70%
Invesco KBW Property & Casualty Insurance ETF — Market Price Return	41.76%	12.75%	13.70%
KBW Nasdaq Property & CasualtyTM Index	42.40%	13.13%	14.08%
S&P 500® Index	27.14%	15.92%	12.98%
S&P 500® Property & Casualty Index	60.39%	18.45%	17.05%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Property & Casualty Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$336,146,067
Total number of portfolio holdings	27
Total advisory fees paid	$849,605
Portfolio turnover rate	14%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Progressive Corp. (The)	8.82%
Allstate Corp. (The)	8.33%
Travelers Cos., Inc. (The)	7.81%
Chubb Ltd.	7.75%
American International Group, Inc.	7.22%
Cincinnati Financial Corp.	4.31%
Assurant, Inc.	4.18%
Hartford Financial Services Group, Inc. (The)	4.15%
RenaissanceRe Holdings Ltd.	4.13%
Hanover Insurance Group, Inc. (The)	4.12%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco KBW Regional Banking ETF
KBWR | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco KBW Regional Banking ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco KBW Regional Banking ETF	$40	0.35%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, bank industry securities benefited from normalizing net-interest income, a steeper treasury curve, and strong economic activity. Because the Fund holds a large proportion of bank securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the KBW Nasdaq Regional BankingTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.18%, differed from the return of the Index, 28.63%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sub-Industry Allocations |  Regional banks sub-industry.
Positions | Commerce Bancshares, Inc., a regional banks company, and Popular, Inc., a regional banks company.
What detracted from performance?
Sub-Industry Allocations |  No sub-industries detracted from the Fund's performance during the period.
Positions | New York Community Bancorp, Inc., a regional banks company, and PacWest Bancorp, a regional banks company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco KBW Regional Banking ETF — NAV Return	28.18%	7.23%	7.06%
Invesco KBW Regional Banking ETF — Market Price Return	28.42%	7.26%	7.08%
KBW Nasdaq Regional BankingTM Index	28.63%	7.56%	7.42%
S&P 500® Index	27.14%	15.92%	12.98%
S&P Composite 1500® Commercial Banks Index	48.56%	10.14%	9.54%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Commercial Banks Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$54,582,002
Total number of portfolio holdings	53
Total advisory fees paid	$194,237
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Commerce Bancshares, Inc.	3.78%
Webster Financial Corp.	3.59%
Pinnacle Financial Partners, Inc.	3.51%
Popular, Inc.	3.38%
Cullen/Frost Bankers, Inc.	3.29%
New York Community Bancorp, Inc.	2.36%
Eastern Bankshares, Inc.	2.30%
Columbia Banking System, Inc.	2.19%
Glacier Bancorp, Inc.	2.12%
UMB Financial Corp.	2.11%
* Excluding money market fund holdings, if any.
Sub-industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco MSCI USA ETF
PBUS | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco MSCI USA ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco MSCI USA ETF	$5	0.04%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's market-like exposure allowed the fund to capture the broader secular trends driving market performance and benefit from the mega cap leadership.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MSCI USA Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 27.06%, differed from the return of the Index, 27.10%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Tesla, Inc., a consumer discretionary company, and Pfizer, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (09/22/17)
Invesco MSCI USA ETF — NAV Return	27.06%	15.81%	14.25%
Invesco MSCI USA ETF — Market Price Return	27.02%	15.80%	14.26%
MSCI USA Index	27.10%	15.85%	14.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,192,859,372
Total number of portfolio holdings	595
Total advisory fees paid	$1,660,014
Portfolio turnover rate	3%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.77%
Microsoft Corp.	5.97%
NVIDIA Corp.	5.96%
Amazon.com, Inc.	3.39%
Meta Platforms, Inc., Class A	2.32%
Alphabet, Inc., Class A	1.95%
Alphabet, Inc., Class C	1.69%
Eli Lilly and Co.	1.57%
Broadcom, Inc.	1.46%
JPMorgan Chase & Co.	1.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ 100 ETF
QQQM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco NASDAQ 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ 100 ETF	$17	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund slightly outperformed the broader markets due to its focus on information technology securities, which were some of the best performers in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 27.14%, differed from the return of the Index, 27.30%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  Real estate sector.
Positions | Tesla, Inc., a consumer discretionary company, and Intel Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ 100 ETF — NAV Return	27.14%	13.99%
Invesco NASDAQ 100 ETF — Market Price Return	27.07%	13.95%
Nasdaq-100® Index	27.30%	14.15%
NASDAQ® Composite Index	27.15%	11.73%
Russell 3000® Index	26.14%	13.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$31,895,391,676
Total number of portfolio holdings	104
Total advisory fees paid	$32,824,515
Portfolio turnover rate	8%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	9.16%
Microsoft Corp.	8.08%
NVIDIA Corp.	7.66%
Broadcom, Inc.	5.08%
Amazon.com, Inc.	4.84%
Meta Platforms, Inc., Class A	4.74%
Tesla, Inc.	2.70%
Costco Wholesale Corp.	2.67%
Alphabet, Inc., Class A	2.50%
Alphabet, Inc., Class C	2.42%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund modified its principal investment strategies to reflect changes made to the Index methodology.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Nasdaq Biotechnology ETF
IBBQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Nasdaq Biotechnology ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Nasdaq Biotechnology ETF	$21	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, biotechnology securities benefited from an environment of falling interest rates and stabilizing economic growth. The biotechnology industry outperformed the healthcare sector, but underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq Biotechnology Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.56%, differed from the return of the Index, 19.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Biotechnology industry, followed by the pharmaceuticals industry.
Positions | Vertex Pharmaceuticals, Inc., a biotechnology company and Regeneron Pharmaceuticals, Inc., a biotechnology company.
What detracted from performance?
Industry Allocations |  Life sciences tools & services industry, followed by the health care providers & services and health care equipment & supplies industries, respectively.
Positions | Moderna, Inc., a biotechnology company and Biogen, Inc. a biotechnology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/11/21)
Invesco Nasdaq Biotechnology ETF — NAV Return	19.56%	(0.58)%
Invesco Nasdaq Biotechnology ETF — Market Price Return	19.50%	(0.58)%
Nasdaq Biotechnology Index®	19.62%	(0.50)%
NASDAQ® Composite Index	27.15%	8.26%
S&P Composite 1500® Biotechnology Index	27.37%	10.82%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Biotechnology Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$38,386,208
Total number of portfolio holdings	219
Total advisory fees paid	$49,152
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Gilead Sciences, Inc.	8.88%
Regeneron Pharmaceuticals, Inc.	8.73%
Amgen, Inc.	7.89%
Vertex Pharmaceuticals, Inc.	7.87%
AstraZeneca PLC, ADR	4.06%
Alnylam Pharmaceuticals, Inc.	3.24%
Biogen, Inc.	2.91%
Moderna, Inc.	2.85%
Illumina, Inc.	2.04%
BioMarin Pharmaceutical, Inc.	1.69%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Nasdaq Free Cash Flow Achievers ETF
QOWZ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Nasdaq Free Cash Flow Achievers ETF (the “Fund”) for the period December 4, 2023 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco Nasdaq Free Cash Flow Achievers ETF	$33	0.39%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund outperformed the broader market due to its overweight allocation to information technology holdings, as the information technology sector was the best-performing sector in the benchmark during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Nasdaq US Free Cash Flow AchieversTM Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 33.20%, differed from the return of the Index, 33.44%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the software and commercial services & supplies industries, respectively.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  Entertainment industry, followed by the IT services and specialty retail industries, respectively.
Positions | Warner Bros. Discovery, Inc., an entertainment company, and Ulta Beauty Inc., a specialty retail company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/06/23)
Invesco Nasdaq Free Cash Flow Achievers ETF — NAV Return	33.20%
Invesco Nasdaq Free Cash Flow Achievers ETF — Market Price Return	33.09%
Nasdaq US Free Cash Flow AchieversTM Index	33.44%
Russell 3000® Index	24.58%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,570,050
Total number of portfolio holdings	53
Total advisory fees paid	$11,022
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.91%
Meta Platforms, Inc., Class A	6.75%
Broadcom, Inc.	5.99%
UnitedHealth Group, Inc.	5.13%
Mastercard, Inc., Class A	4.46%
Adobe, Inc.	3.92%
Salesforce, Inc.	3.46%
Thermo Fisher Scientific, Inc.	3.40%
ServiceNow, Inc.	3.35%
Intuit, Inc.	3.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ Future Gen 200 ETF
QQQS | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco NASDAQ Future Gen 200 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Future Gen 200 ETF	$20	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its underweight exposure to information technology securities and large overweight allocation to health care securities in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Innovators Completion Cap IndexTM (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 4.20%, differed from the return of the Index, 4.15%, primarily due to income from securities lending in which the Fund participates, partially offset by trading commissions and brokerage fees, as well as fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Health care sector, followed by the materials sector.
Positions | Altimmune, Inc., a health care company, and G1 Therapeutics, Inc., a health care company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the information technology and energy sectors, respectively.
Positions | Aclaris Therapeutics, Inc., a health care company (no longer held at fiscal year-end), and bluebird bio, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/22)
Invesco NASDAQ Future Gen 200 ETF — NAV Return	4.20%	4.41%
Invesco NASDAQ Future Gen 200 ETF — Market Price Return	4.16%	4.35%
Nasdaq Innovators Completion Cap IndexTM	4.15%	4.39%
NASDAQ® Composite Index	27.15%	32.14%
Russell 2000® Index	18.47%	15.91%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$8,711,293
Total number of portfolio holdings	205
Total advisory fees paid	$14,445
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CommScope Holding Co., Inc.	1.30%
ClearPoint Neuro, Inc.	1.16%
Revance Therapeutics, Inc.	1.12%
G1 Therapeutics, Inc.	1.04%
Axogen, Inc.	0.93%
iHeartMedia, Inc., Class A	0.82%
Pulse Biosciences, Inc.	0.78%
Aquestive Therapeutics, Inc.	0.76%
Delcath Systems, Inc.	0.75%
ICU Medical, Inc.	0.75%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco NASDAQ Next Gen 100 ETF
QQQJ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco NASDAQ Next Gen 100 ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco NASDAQ Next Gen 100 ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund underperformed the broader market due to its lack of exposure to large-cap information technology and communication services securities that drove a large portion of market returns in the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the NASDAQ Next Generation 100 Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 12.04%, differed from the return of the Index, 12.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the health care and industrials sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the communication services and energy sectors, respectively.
Positions | Baidu, Inc., ADR, a communication services company, and Rivian Automotive, Inc., Class A, a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (10/13/20)
Invesco NASDAQ Next Gen 100 ETF — NAV Return	12.04%	2.99%
Invesco NASDAQ Next Gen 100 ETF — Market Price Return	12.04%	2.92%
Nasdaq Next Generation 100 Index®	12.14%	3.13%
NASDAQ Composite® Index	27.15%	11.73%
Russell 3000® Index	26.14%	13.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$657,622,706
Total number of portfolio holdings	105
Total advisory fees paid	$999,110
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Monolithic Power Systems, Inc.	3.09%
Alnylam Pharmaceuticals, Inc.	2.26%
eBay, Inc.	2.02%
Tractor Supply Co.	1.96%
Axon Enterprise, Inc.	1.87%
ICON PLC	1.81%
AppLovin Corp., Class A	1.73%
NetApp, Inc.	1.69%
First Solar, Inc.	1.65%
Check Point Software Technologies Ltd.	1.48%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco National AMT-Free Municipal Bond ETF
PZA | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco National AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco National AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in investment grade national municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA National Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.11%, differed from the return of the Index, 7.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds, followed by California bonds.
Positions | Pennsylvania (commonwealth of) Economic Development Financing Authority, 3.00% coupon, due 10/15/2046, followed by Colorado (State of) Health Facilities Authority (Advent Health Obligated Group), 4.00% coupon, due 11/15/2050.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | San Antonio (City of), TX, 5.00% coupon, due 2/1/2044, followed by Wisconsin (State of) Public Finance Authority (UNC Health Southeastern), 4.00% coupon, due 2/1/2051.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco National AMT-Free Municipal Bond ETF — NAV Return	7.11%	0.48%	2.59%
Invesco National AMT-Free Municipal Bond ETF — Market Price Return	6.75%	0.37%	2.50%
ICE BofA National Long-Term Core Plus Municipal Securities Index	7.45%	0.95%	2.90%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,906,784,790
Total number of portfolio holdings	2,283
Total advisory fees paid	$7,405,940
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds, 5.00%, 11/01/2048	0.65%
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB, 4.00%, 11/15/2050	0.50%
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds, 4.00%, 07/01/2050	0.49%
California (State of), Series 2023, Ref. GO Bonds, 5.00%, 09/01/2043	0.39%
Licking Heights Local School District, Series 2022, GO Bonds, 5.50%, 10/01/2059	0.37%
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB, 5.00%, 10/01/2043	0.36%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB, 5.00%, 11/15/2042	0.35%
Jurupa Unified School District, Series 2017 B, GO Bonds, 4.00%, 08/01/2041	0.35%
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB, 5.00%, 06/15/2044	0.34%
Baltimore (City of), MD (Water), Series 2017 A, RB, 5.00%, 07/01/2046	0.34%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New York AMT-Free Municipal Bond ETF
PZT | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco New York AMT-Free Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New York AMT-Free Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the investment grade New York municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in New York municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 7.14%, differed from the return of the Index, 7.35%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  New York bonds.
Positions | New York (State of) Power Authority (Green Transmission), 4.00% coupon, due 11/15/2052, followed by New York (State of) Dormitory Authority, 4.00% coupon, due 7/1/2050.
What detracted from performance?
State Allocations |  No states detracted from the Fund's performance during the period.
Positions | New York (State of) Thruway Authority (Group 5), 4.00% coupon, due 3/15/2057, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), 5.25% coupon, due 5/15/2062.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New York AMT-Free Municipal Bond ETF — NAV Return	7.14%	0.62%	2.56%
Invesco New York AMT-Free Municipal Bond ETF — Market Price Return	7.48%	0.62%	2.60%
ICE BofA New York Long-Term Core Plus Municipal Securities Index	7.35%	0.80%	2.76%
Bloomberg Municipal Bond Index	6.09%	1.02%	2.43%
Bloomberg Municipal Bond 20 Year Index	7.22%	1.12%	3.01%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg Municipal Bond 20 Year Index to the Bloomberg Municipal Bond Index to reflect that the Bloomberg Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$128,135,515
Total number of portfolio holdings	387
Total advisory fees paid	$280,815
Portfolio turnover rate	6%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, 4.00%, 11/15/2052	3.07%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB, 5.00%, 11/01/2049	2.09%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2051	2.08%
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB, 4.00%, 02/15/2044	1.93%
New York (City of), NY, Series 2019 B-1, GO Bonds, 5.00%, 10/01/2039	1.68%
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 5.00%, 06/15/2048	1.67%
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB, 5.00%, 09/01/2041	1.61%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2045	1.57%
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB, 4.00%, 03/15/2044	1.55%
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB, 4.13%, 06/15/2047	1.55%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco PHLX Semiconductor ETF
SOXQ | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco PHLX Semiconductor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco PHLX Semiconductor ETF	$23	0.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. semiconductor equities benefited from the global demand for semiconductors, driven by themes like artificial intelligence, cybersecurity & cloud computing. The semiconductor industry outperformed the information technology sector and the broader market, which contributed to the Fund's strong returns.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the PHLX Semiconductor Sector Index® (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 41.58%, differed from the return of the Index, 41.95%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electronic equipment instruments & components industry.
Positions | NVIDIA Corp., a semiconductors & semiconductor equipment company and Broadcom, Inc., a semiconductors & semiconductor equipment company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | ON Semiconductor Corp., a semiconductors & semiconductor equipment company and Lattice Semiconductor Corp., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/11/21)
Invesco PHLX Semiconductor ETF — NAV Return	41.58%	17.11%
Invesco PHLX Semiconductor ETF — Market Price Return	41.57%	17.15%
PHLX Semiconductor Sector Index®	41.95%	17.32%
NASDAQ® Composite Index	27.15%	8.26%
S&P Composite 1500® Semiconductor Index	84.96%	38.71%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Semiconductor Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$511,392,437
Total number of portfolio holdings	33
Total advisory fees paid	$564,355
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.01%
Broadcom, Inc.	12.20%
Advanced Micro Devices, Inc.	7.09%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.52%
Marvell Technology, Inc.	4.41%
Texas Instruments, Inc.	4.38%
KLA Corp.	4.30%
Analog Devices, Inc.	3.99%
Monolithic Power Systems, Inc.	3.98%
ASML Holding N.V., New York Shares	3.75%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Preferred ETF
PGX | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Preferred ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Preferred ETF	$53	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the preferred stock market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA Core Plus Fixed Rate Preferred Securities Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.65%, differed from the return of the Index, 13.98%, primarily due to fees and expenses that the Fund incurred during the period, which were partially offset by positive effects of the sampling approach employed by the portfolio management team, as well as income received from the securities lending program in which the Fund participates.
What contributed to performance?
Industry Allocations |  Insurance industry, followed by the electric utilities industry.
Positions | Wells Fargo & Co., Series Z, Pfd., 4.75%, a banks company, followed by JPMorgan Chase & Co., Series LL, Pfd. 4.63%, a banks company.
What detracted from performance?
Industry Allocations |  Banks industry, followed by the financial services industry.
Positions | New York Community Bancorp, Inc. Series A, Pfd., 6.38%, a banks company, followed by Regions Financial Corp., Series B, Pfd., 6.38%, a banks company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Preferred ETF — NAV Return	13.65%	1.16%	3.74%
Invesco Preferred ETF — Market Price Return	13.85%	1.13%	3.72%
ICE BofA Core Plus Fixed Rate Preferred Securities Index	13.98%	1.40%	4.00%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P U.S. Preferred Stock Index	14.00%	3.23%	4.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$4,376,200,704
Total number of portfolio holdings	267
Total advisory fees paid	$21,950,310
Portfolio turnover rate	7%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	1.71%
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	1.55%
Wells Fargo & Co., Series Z, Pfd., 4.75%	1.53%
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	1.50%
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	1.48%
AT&T, Inc., Series C, Pfd., 4.75%	1.33%
Bank of America Corp., Series KK, Pfd., 5.38%	1.29%
Bank of America Corp., Series GG, Pfd., 6.00%	1.25%
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	1.18%
AT&T, Inc., Pfd., 5.35%11/01/2066	1.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Russell 1000 Equal Weight ETF
EQAL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Russell 1000 Equal Weight ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000 Equal Weight ETF	$21	0.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Mega caps outperformed smaller stocks and growth outpaced value. The Fund's equal weighting methodology leads to lower mega cap exposure and higher value exposure which created a performance headwind compared to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Equal Weight Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.89%, differed from the return of the Index, 15.04%, primarily due to fees and expenses that the Fund incurred during the period, partially offset by income from the securities lending program in which the Fund participates.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology and real estate sectors, respectively.
Positions | Frontier Communications Parent, Inc., a communication services company, and Arista Networks, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | ViaSat, Inc., an information technology company (no longer held at fiscal year-end) and ChargePoint Holdings, Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/22/14)
Invesco Russell 1000 Equal Weight ETF — NAV Return	14.89%	10.68%	8.59%
Invesco Russell 1000 Equal Weight ETF — Market Price Return	14.80%	10.67%	8.58%
Russell 1000® Equal Weight Index	15.04%	10.79%	8.74%
Russell 3000® Index	26.14%	15.19%	12.33%
Russell 1000® Index	26.60%	15.55%	12.63%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$607,869,237
Total number of portfolio holdings	998
Total advisory fees paid	$1,193,765
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ubiquiti, Inc.	0.69%
Roku, Inc., Class A	0.63%
Ciena Corp.	0.62%
Liberty Broadband Corp., Class C	0.62%
Charter Communications, Inc., Class A	0.61%
Lumentum Holdings, Inc.	0.60%
Frontier Communications Parent, Inc.	0.58%
Motorola Solutions, Inc.	0.58%
T-Mobile US, Inc.	0.57%
Liberty Global Ltd., Class C	0.56%
* Excluding money market fund holdings, if any.

Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Enhanced Value ETF
SPVU | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® Enhanced Value ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Enhanced Value ETF	$15	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's overweight allocation to energy and underweight allocation to technology contributed to the Fund slightly lagging its benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Enhanced Value Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 26.01%, differed from the return of the Index, 26.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer discretionary and health care sectors, respectively.
Positions | JPMorgan Chase & Co., a financials company, and Bank of America Corp., a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Chevron Corp., an energy company, and Archer-Daniels-Midland Co., a consumer staples company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/09/15)
Invesco S&P 500® Enhanced Value ETF — NAV Return	26.01%	11.70%	10.69%
Invesco S&P 500® Enhanced Value ETF — Market Price Return	25.95%	11.68%	10.67%
S&P 500® Enhanced Value Index	26.22%	11.81%	10.85%
S&P 500® Index	27.14%	15.92%	14.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Enhanced Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$106,257,754
Total number of portfolio holdings	102
Total advisory fees paid	$130,836
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	5.51%
Berkshire Hathaway, Inc., Class B	5.46%
Exxon Mobil Corp.	4.99%
Bank of America Corp.	4.84%
Chevron Corp.	4.31%
Wells Fargo & Co.	4.12%
AT&T, Inc.	3.65%
Comcast Corp., Class A	3.21%
Verizon Communications, Inc.	3.03%
CVS Health Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
XRLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Strong market performance and muted volatility throughout the period caused the Fund to lag the broad S&P 500 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Rate Response Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.40%, differed from the return of the Index, 18.73%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and consumer staples sectors, respectively.
Positions | Colgate-Palmolive Co., a consumer staples company, and Republic Services, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end), and Hormel Foods Corp., a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (04/09/15)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — NAV Return	18.40%	8.92%	10.44%
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF — Market Price Return	18.34%	8.89%	10.42%
S&P 500® Low Volatility Rate Response Index	18.73%	9.20%	10.73%
S&P 500® Index	27.14%	15.92%	13.21%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility Rate Response Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$40,901,664
Total number of portfolio holdings	102
Total advisory fees paid	$105,584
Portfolio turnover rate	66%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.24%
Visa, Inc., Class A	1.22%
Colgate-Palmolive Co.	1.20%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® High Beta ETF
SPHB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® High Beta ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Beta ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's exposure to higher beta stocks and more volatile stocks underperformed the broader market during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Beta Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.92%, differed from the return of the Index, 14.20%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and industrials sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Monolithic Power Systems, Inc., an information technology company.
What detracted from performance?
Sector Allocations |  Health care sector, followed by the materials and consumer staples sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company, and Albemarle Corp., a materials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Beta ETF — NAV Return	13.92%	17.85%	11.18%
Invesco S&P 500® High Beta ETF — Market Price Return	13.90%	17.83%	11.18%
S&P 500® High Beta Index	14.20%	18.14%	11.47%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Beta Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$450,461,382
Total number of portfolio holdings	103
Total advisory fees paid	$1,366,188
Portfolio turnover rate	91%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Super Micro Computer, Inc.	2.02%
Monolithic Power Systems, Inc.	1.82%
NVIDIA Corp.	1.73%
Advanced Micro Devices, Inc.	1.66%
Teradyne, Inc.	1.55%
Broadcom, Inc.	1.53%
KLA Corp.	1.42%
Albemarle Corp.	1.37%
ON Semiconductor Corp.	1.37%
Builders FirstSource, Inc.	1.36%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 High Dividend Growers ETF
DIVG | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500 High Dividend Growers ETF (the “Fund”) for the period December 4, 2023 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco S&P 500 High Dividend Growers ETF	$35	0.41%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividend growth characteristics that benefited from a falling interest rate environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® High Dividend Growth Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.22%, differed from the return of the Index, 23.72%, primarily due to benefits to the Fund related to dividend tax treatment relative to the Index and income from securities lending in which the Fund participated, partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and real estate sectors, respectively.
Positions | Altria Group, Inc., a consumer staples company, and NRG Energy, Inc., a utilities company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Crown Castle, Inc., a real estate company (no longer held at fiscal year-end), and CVS Health Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (12/06/23)
Invesco S&P 500 High Dividend Growers ETF — NAV Return	25.22%
Invesco S&P 500 High Dividend Growers ETF — Market Price Return	25.06%
S&P 500® High Dividend Growth Index	23.72%
S&P Composite 1500® Index	24.99%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,817,358
Total number of portfolio holdings	101
Total advisory fees paid	$7,903
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.18%
Philip Morris International, Inc.	2.11%
VICI Properties, Inc.	1.88%
Pfizer, Inc.	1.82%
KeyCorp	1.65%
Regions Financial Corp.	1.58%
ONEOK, Inc.	1.55%
Williams Cos., Inc. (The)	1.54%
Mid-America Apartment Communities, Inc.	1.51%
Evergy, Inc.	1.51%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® High Dividend Low Volatility ETF
SPHD | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® High Dividend Low Volatility ETF	$34	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividend and low volatility characteristics that benefited from a falling interest rate environment.
• The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.52%, differed from the return of the Index, 25.94%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Utilities sector, followed by the energy and real estate sectors, respectively.
Positions | Simon Property Group, Inc., a real estate company, and AT&T, Inc., a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Organon & Co., a health care company (no longer held at fiscal year-end), and Whirlpool Corp., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® High Dividend Low Volatility ETF — NAV Return	25.52%	8.65%	9.02%
Invesco S&P 500® High Dividend Low Volatility ETF — Market Price Return	25.58%	8.64%	9.02%
S&P 500® Low Volatility High Dividend Index	25.94%	8.99%	9.36%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility High Dividend Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,765,477,824
Total number of portfolio holdings	52
Total advisory fees paid	$8,940,821
Portfolio turnover rate	49%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Altria Group, Inc.	3.03%
Crown Castle, Inc.	2.76%
Verizon Communications, Inc.	2.74%
VICI Properties, Inc.	2.60%
Bristol-Myers Squibb Co.	2.55%
AT&T, Inc.	2.44%
Kinder Morgan, Inc.	2.37%
Dominion Energy, Inc.	2.37%
Realty Income Corp.	2.35%
Amcor PLC	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Low Volatility ETF
SPLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Strong market performance and muted volatility throughout the period caused the Fund to lag the broad S&P 500 Index.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.81%, differed from the return of the Index, 19.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the consumer staples and industrials sectors, respectively.
Positions | Costco Wholesale Corp., a consumer staples company, and Colgate-Palmolive Co., a consumer staples company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end), and Hormel Foods Corp., a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500® Low Volatility ETF — NAV Return	18.81%	6.88%	9.60%
Invesco S&P 500® Low Volatility ETF — Market Price Return	18.86%	6.88%	9.61%
S&P 500® Low Volatility Index	19.14%	7.17%	9.89%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Low Volatility Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$7,515,084,298
Total number of portfolio holdings	102
Total advisory fees paid	$19,212,816
Portfolio turnover rate	68%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Berkshire Hathaway, Inc., Class B	1.47%
Coca-Cola Co. (The)	1.34%
T-Mobile US, Inc.	1.25%
Loews Corp.	1.24%
Republic Services, Inc.	1.23%
Visa, Inc., Class A	1.21%
Colgate-Palmolive Co.	1.19%
Marsh & McLennan Cos., Inc.	1.19%
Procter & Gamble Co. (The)	1.16%
Linde PLC	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Minimum Variance ETF
SPMV | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500 Minimum Variance ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Minimum Variance ETF	$11	0.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's lower exposure to the momentum factor provided a headwind as momentum was the best performing factor over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Minimum Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 24.35%, differed from the return of the Index, 24.49%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Progressive Corp. (The), a financials company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | Tesla, Inc., a consumer discretionary company (no longer held at fiscal year-end), and Pfizer, Inc., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (07/13/17)
Invesco S&P 500 Minimum Variance ETF — NAV Return	24.35%	11.23%	11.60%
Invesco S&P 500 Minimum Variance ETF — Market Price Return	24.41%	11.21%	11.59%
S&P 500® Minimum Volatility Index	24.49%	11.34%	11.77%
S&P 500® Index	27.14%	15.92%	14.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Minimum Volatility Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$5,082,821
Total number of portfolio holdings	82
Total advisory fees paid	$9,931
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NextEra Energy, Inc.	3.94%
Progressive Corp. (The)	3.50%
NVIDIA Corp.	3.25%
Berkshire Hathaway, Inc., Class B	3.20%
Marsh & McLennan Cos., Inc.	3.04%
Procter & Gamble Co. (The)	2.92%
Eli Lilly and Co.	2.91%
Oracle Corp.	2.86%
Microsoft Corp.	2.82%
Chubb Ltd.	2.82%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500® Momentum ETF
SPMO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500® Momentum ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500® Momentum ETF	$17	0.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund was able to pick up on secular trends driving market performance which proved to be a tailwind for the fund.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Momentum Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 54.58%, differed from the return of the Index, 54.85%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the communication services and health care sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Meta Platforms, Inc., Class A, a communication services company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Advanced Micro Devices, Inc., an information technology company, and Intel Corp., an information technology company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (10/9/15)
Invesco S&P 500® Momentum ETF — NAV Return	54.58%	18.68%	16.82%
Invesco S&P 500® Momentum ETF — Market Price Return	54.41%	18.66%	16.81%
S&P 500® Momentum Index	54.85%	18.84%	17.02%
S&P 500® Index	27.14%	15.92%	14.34%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,350,986,891
Total number of portfolio holdings	102
Total advisory fees paid	$1,179,305
Portfolio turnover rate	72%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.96%
Apple, Inc.	10.04%
Meta Platforms, Inc., Class A	8.43%
Microsoft Corp.	8.00%
Amazon.com, Inc.	6.91%
Eli Lilly and Co.	4.93%
Broadcom, Inc.	4.92%
Berkshire Hathaway, Inc., Class B	3.88%
JPMorgan Chase & Co.	2.49%
Costco Wholesale Corp.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 QVM Multi-factor ETF
QVML | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 QVM Multi-factor ETF	$13	0.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund's exposure to the quality and momentum factor provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.61%, differed from the return of the Index, 28.77%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Information technology sector, followed by the financials and communication services sectors, respectively.
Positions | NVIDIA Corp., an information technology company, and Microsoft Corp., an information technology company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Pfizer, Inc., a health care company (no longer held at fiscal year-end), and Bristol-Myers Squibb Co., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P 500 QVM Multi-factor ETF — NAV Return	28.61%	11.16%
Invesco S&P 500 QVM Multi-factor ETF — Market Price Return	28.56%	11.15%
S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index	28.77%	11.29%
S&P 500® Index	27.14%	10.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,034,181,654
Total number of portfolio holdings	453
Total advisory fees paid	$1,003,744
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Apple, Inc.	6.95%
Microsoft Corp.	6.76%
NVIDIA Corp.	5.99%
Alphabet, Inc., Class C	4.00%
Amazon.com, Inc.	3.57%
Meta Platforms, Inc., Class A	2.44%
Berkshire Hathaway, Inc., Class B	2.03%
Eli Lilly and Co.	1.68%
JPMorgan Chase & Co.	1.59%
Broadcom, Inc.	1.47%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P 500 Revenue ETF
RWL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P 500 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P 500 Revenue ETF	$43	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. Growth outperformed value providing some performance headwind. The Fund's higher value exposure created some performance drag relative to the Fund's benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 500® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 22.81%, differed from the return of the Index, 23.34%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the health care and information technology sectors, respectively.
Positions | Walmart Inc., a consumer staples company and Amazon.com, a consumer discretionary company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | Walgreens Boots Alliance, Inc., a consumer staples company and CVS Health Corp., a health care company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P 500 Revenue ETF — NAV Return	22.81%	15.14%	11.44%
Invesco S&P 500 Revenue ETF — Market Price Return	22.75%	15.13%	11.44%
S&P 500® Revenue-Weighted Index	23.34%	15.57%	11.85%
S&P 500® Index	27.14%	15.92%	12.98%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Revenue-Weighted Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer S&P 500 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P 500 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$3,685,013,361
Total number of portfolio holdings	505
Total advisory fees paid	$10,676,439
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Walmart, Inc.	4.20%
Amazon.com, Inc.	3.18%
UnitedHealth Group, Inc.	2.50%
Berkshire Hathaway, Inc., Class B	2.40%
Apple, Inc.	2.28%
Exxon Mobil Corp.	1.99%
CVS Health Corp.	1.91%
McKesson Corp.	1.63%
JPMorgan Chase & Co.	1.63%
Cencora, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400 QVM Multi-factor ETF
QVMM | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P MidCap 400 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 QVM Multi-factor ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund's exposure to the quality and momentum factor provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.89%, differed from the return of the Index, 19.03%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end), and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Lattice Semiconductor Corp., an information technology company, and New York Community Bancorp, Inc., a financials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P MidCap 400 QVM Multi-factor ETF — NAV Return	18.89%	5.88%
Invesco S&P MidCap 400 QVM Multi-factor ETF — Market Price Return	18.97%	5.86%
S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index	19.03%	5.99%
S&P Composite 1500® Index	26.42%	10.24%
S&P MidCap 400® Index	18.75%	6.08%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$320,898,080
Total number of portfolio holdings	361
Total advisory fees paid	$426,837
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Carlisle Cos., Inc.	0.81%
EMCOR Group, Inc.	0.74%
Lennox International, Inc.	0.70%
Reliance, Inc.	0.69%
United Therapeutics Corp.	0.65%
Williams-Sonoma, Inc.	0.64%
Tenet Healthcare Corp.	0.64%
Fidelity National Financial, Inc.	0.61%
Manhattan Associates, Inc.	0.61%
Toll Brothers, Inc.	0.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap 400 Revenue ETF
RWK | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P MidCap 400 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap 400 Revenue ETF	$43	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund outperformed primarily due to security selection as stocks of high revenue producing companies within the S&P MidCap 400 were more rewarded than stocks of lower revenue producing companies.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.00%, differed from the return of the Index, 19.47%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Consumer discretionary sector, followed by the financials and consumer staples sectors, respectively.
Positions | Super Micro Computer, Inc., an information technology company (no longer held at fiscal year-end) and Vistra Corp., a utilities company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Hertz Global Holdings Inc., an industrials company (no longer held at fiscal year-end) and Avis Budget Group, Inc., an industrials company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap 400 Revenue ETF — NAV Return	19.00%	16.84%	10.42%
Invesco S&P MidCap 400 Revenue ETF — Market Price Return	19.00%	16.86%	10.42%
S&P MidCap 400® Revenue-Weighted Index	19.47%	17.23%	10.84%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P MidCap 400® Index	18.75%	12.20%	9.68%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Revenue-Weighted Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer S&P MidCap 400 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P MidCap 400 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$879,549,253
Total number of portfolio holdings	401
Total advisory fees paid	$2,656,947
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Performance Food Group Co.	2.82%
TD SYNNEX Corp.	2.33%
US Foods Holding Corp.	1.82%
Lithia Motors, Inc., Class A	1.73%
Penske Automotive Group, Inc.	1.54%
Arrow Electronics, Inc.	1.45%
HF Sinclair Corp.	1.31%
AutoNation, Inc.	1.30%
PBF Energy, Inc., Class A	1.29%
Jones Lang LaSalle, Inc.	1.17%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P MidCap Low Volatility ETF
XMLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P MidCap Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P MidCap Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. While large-cap outpaced mid-cap and small-cap, broader market themes did apply. The Fund's exposure the low volatility factor as well as security selection within the energy sector proved to be beneficial.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.83%, differed from the return of the Index, 20.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | Texas Roadhouse, Inc., a consumer discretionary company, and Murphy USA, Inc., a consumer discretionary company.
What detracted from performance?
Sector Allocations |  No sectors detracted from the Fund's performance during the period.
Positions | MSC Industrial Direct Co., Inc., Class A, an industrials company (no longer held at fiscal year-end), and Toro Co. (The), an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P MidCap Low Volatility ETF — NAV Return	19.83%	5.28%	9.04%
Invesco S&P MidCap Low Volatility ETF — Market Price Return	19.73%	5.26%	9.02%
S&P MidCap 400® Low Volatility Index	20.16%	5.53%	9.32%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P MidCap 400® Index	18.75%	12.20%	9.68%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Low Volatility Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$849,855,818
Total number of portfolio holdings	83
Total advisory fees paid	$2,059,873
Portfolio turnover rate	70%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
AptarGroup, Inc.	1.64%
Curtiss-Wright Corp.	1.62%
SEI Investments Co.	1.54%
DT Midstream, Inc.	1.53%
Old Republic International Corp.	1.43%
CACI International, Inc., Class A	1.43%
Reinsurance Group of America, Inc.	1.42%
Sonoco Products Co.	1.42%
Ingredion, Inc.	1.39%
Donaldson Co., Inc.	1.38%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600® GARP ETF
GRPZ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap 600® GARP ETF (the “Fund”) for the period March 25, 2024 (commencement of operations) to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Invesco S&P SmallCap 600® GARP ETF	$16	0.35%
*	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
**	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal period ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund holds stocks with growth characteristics that are trading at more reasonable valuation levels. Overweight exposure towards more cyclical sectors created some drag during the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® GARP Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal period ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.03%, matched the return of the Index, 5.03%, primarily due to benefits to the Fund related to dividend tax treatment relative to the Index, offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the information technology sector and the health care sectors, respectively.
Positions | Boot Barn Holdings, Inc., a consumer discretionary company, and Bancorp, Inc. (The), a financials company.
What detracted from performance?
Sector Allocations |  Energy sector, followed by the industrials and materials sectors, respectively.
Positions | Myers Industries, Inc., a materials company (no longer held at fiscal year-end), and Alpha Metallurgical Resources, Inc., a materials company.
How Has The Fund Historically Performed?

AVERAGE ANNUAL TOTAL RETURNS	Since Inception (03/27/24)
Invesco S&P SmallCap 600® GARP ETF — NAV Return	5.03%
Invesco S&P SmallCap 600® GARP ETF — Market Price Return	4.99%
S&P SmallCap 600® GARP Index	5.03%
S&P Composite 1500® Index	7.87%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$2,109,973
Total number of portfolio holdings	90
Total advisory fees paid	$3,443
Portfolio turnover rate	66%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Cal-Maine Foods, Inc.	2.02%
Catalyst Pharmaceuticals, Inc.	1.79%
Palomar Holdings, Inc.	1.75%
S&T Bancorp, Inc.	1.69%
Amphastar Pharmaceuticals, Inc.	1.66%
CONSOL Energy, Inc.	1.65%
Cogent Communications Holdings, Inc.	1.60%
Monarch Casino & Resort, Inc.	1.59%
Cross Country Healthcare, Inc.	1.56%
Green Brick Partners, Inc.	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600 QVM Multi-factor ETF
QVMS | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap 600 QVM Multi-factor ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 QVM Multi-factor ETF	$16	0.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's exposure to the quality and momentum factors provided a tailwind as momentum and quality were the two best performing factors over the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi- Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 18.62%, differed from the return of the Index, 18.75%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the industrials and consumer discretionary sectors, respectively.
Positions | Abercrombie & Fitch Co., Class A, a consumer discretionary company (no longer held at fiscal year-end), and Mueller Industries, Inc., an industrials company.
What detracted from performance?
Sector Allocations |  Energy sector.
Positions | Axcelis Technologies, Inc., an information technology company, and Extreme Networks, Inc., an information technology company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (06/30/21)
Invesco S&P SmallCap 600 QVM Multi-factor ETF — NAV Return	18.62%	4.20%
Invesco S&P SmallCap 600 QVM Multi-factor ETF — Market Price Return	18.46%	4.13%
S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index	18.75%	4.34%
S&P Composite 1500® Index	26.42%	10.24%
S&P SmallCap 600® Index	17.31%	2.56%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$198,617,670
Total number of portfolio holdings	539
Total advisory fees paid	$294,137
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Fabrinet	0.75%
Mueller Industries, Inc.	0.74%
Ensign Group, Inc. (The)	0.72%
ATI, Inc.	0.72%
Carpenter Technology Corp.	0.63%
Meritage Homes Corp.	0.63%
SPX Technologies, Inc.	0.63%
SPS Commerce, Inc.	0.62%
Jackson Financial, Inc., Class A	0.56%
Glaukos Corp.	0.55%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap 600 Revenue ETF
RWJ | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap 600 Revenue ETF	$42	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's underweight exposure towards financials created slight underperformance to the benchmark.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.62%, differed from the return of the Index, 17.02%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the communication services and consumer discretionary sectors, respectively.
Positions | Lumen Technologies, Inc., a communication services company and World Kinect Corp., an energy company.
What detracted from performance?
Sector Allocations |  Consumer staples sector.
Positions | United Natural Foods, Inc., a consumer staples company and Kohl's Corp., a consumer discretionary company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap 600 Revenue ETF — NAV Return	16.62%	19.37%	10.38%
Invesco S&P SmallCap 600 Revenue ETF — Market Price Return	16.51%	19.36%	10.38%
S&P SmallCap 600® Revenue-Weighted Index	17.02%	19.61%	10.71%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Revenue-Weighted Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer S&P SmallCap 600 Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P SmallCap 600 Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,600,643,605
Total number of portfolio holdings	602
Total advisory fees paid	$5,585,381
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	4.42%
World Kinect Corp.	3.51%
United Natural Foods, Inc.	2.34%
Group 1 Automotive, Inc.	1.52%
EchoStar Corp., Class A	1.47%
Lincoln National Corp.	1.19%
Asbury Automotive Group, Inc.	1.11%
DXC Technology Co.	1.07%
Sonic Automotive, Inc., Class A	1.07%
Kohl's Corp.	1.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Consumer Discretionary ETF
PSCD | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Discretionary ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Discretionary ETF	$32	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the consumer discretionary sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Discretionary Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 17.66%, differed from the return of the Index, 17.98%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Specialty retail industry, followed by the household durables and diversified consumer services industries, respectively.
Positions | Abercrombie & Fitch Co., Class A, a specialty retail company (no longer held at fiscal year-end) and Meritage Homes Corp., a household durables company.
What detracted from performance?
Industry Allocations |  Hotels restaurants & leisure industry, followed by the automobile components and leisure products industries, respectively.
Positions | Advance Auto Parts, Inc., a specialty retail company, and Newell Brands, Inc., a household durables company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Discretionary ETF — NAV Return	17.66%	14.56%	9.86%
Invesco S&P SmallCap Consumer Discretionary ETF — Market Price Return	17.51%	14.53%	9.85%
S&P SmallCap 600® Capped Consumer Discretionary Index	17.98%	14.67%	10.01%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$25,684,982
Total number of portfolio holdings	86
Total advisory fees paid	$93,131
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Meritage Homes Corp.	4.14%
V.F. Corp.	3.46%
Installed Building Products, Inc.	3.00%
Group 1 Automotive, Inc.	2.86%
Asbury Automotive Group, Inc.	2.85%
M/I Homes, Inc.	2.54%
Tri Pointe Homes, Inc.	2.42%
Academy Sports & Outdoors, Inc.	2.35%
Boot Barn Holdings, Inc.	2.34%
Six Flags Entertainment Corp.	2.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Consumer Staples ETF
PSCC | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Consumer Staples ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Consumer Staples ETF	$30	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the consumer staples sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Consumer Staples Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 3.47%, differed from the return of the Index, 3.62%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Food products industry, followed by the tobacco and household products industries, respectively.
Positions | Cal-Maine Foods, Inc., a food products company, and e.l.f. Beauty, Inc., a personal care products company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations |  Personal care products industry, followed by the beverages industry.
Positions | Nu Skin Enterprises, Inc., Class A, a personal care products company, and Medifast, Inc., a personal care products company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Consumer Staples ETF — NAV Return	3.47%	11.42%	10.03%
Invesco S&P SmallCap Consumer Staples ETF — Market Price Return	3.48%	11.47%	10.03%
S&P SmallCap 600® Capped Consumer Staples Index	3.62%	11.64%	10.31%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$55,017,748
Total number of portfolio holdings	32
Total advisory fees paid	$222,680
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
WD-40 Co.	8.16%
Cal-Maine Foods, Inc.	6.71%
Simply Good Foods Co. (The)	6.58%
J&J Snack Foods Corp.	6.04%
PriceSmart, Inc.	5.16%
Inter Parfums, Inc.	4.87%
Energizer Holdings, Inc.	4.75%
Vector Group Ltd.	4.68%
TreeHouse Foods, Inc.	4.59%
Edgewell Personal Care Co.	4.34%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Energy ETF
PSCE | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Energy ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Energy ETF	$28	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the energy sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (4.60)%, differed from the return of the Index, (4.31)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry.
Positions | Archrock Inc., an energy equipment & services company, and SM Energy Co., an oil, gas & consumable fuels company.
What detracted from performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the energy equipment & services industry.
Positions | Patterson-UTI Energy, Inc., an energy equipment & services company and Green Plains Inc., an oil, gas & consumable fuels company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Energy ETF — NAV Return	(4.60)%	10.12%	(13.65)%
Invesco S&P SmallCap Energy ETF — Market Price Return	(4.61)%	10.07%	(13.66)%
S&P SmallCap 600® Capped Energy Index	(4.31)%	10.40%	(13.44)%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$94,249,707
Total number of portfolio holdings	31
Total advisory fees paid	$610,974
Portfolio turnover rate	62%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
SM Energy Co.	8.54%
Magnolia Oil & Gas Corp., Class A	7.54%
Tidewater, Inc.	7.01%
Cactus, Inc., Class A	6.36%
Northern Oil and Gas, Inc.	5.93%
Helmerich & Payne, Inc.	5.24%
Archrock, Inc.	5.11%
California Resources Corp.	4.74%
Oceaneering International, Inc.	4.64%
CONSOL Energy, Inc.	4.59%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Financials ETF
PSCF | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Financials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Financials ETF	$33	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the financials sector, which outperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 28.61%, differed from the return of the Index, 28.80%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Banks industry, followed by the financial services and insurance industries, respectively.
Positions | Jackson Financial Inc., Class A, a financial services company, and Mr. Cooper Group, Inc., a financial services company.
What detracted from performance?
Industry Allocations |  Real estate management & development industry, followed by the mortgage REITs industry.
Positions | B. Riley Financial, Inc., a capital markets company, and eXp World Holdings, Inc., a real estate management & development company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Financials ETF — NAV Return	28.61%	4.57%	6.84%
Invesco S&P SmallCap Financials ETF — Market Price Return	28.62%	4.59%	6.83%
S&P SmallCap 600® Capped Financials & Real Estate Index	28.80%	4.77%	7.07%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$20,526,739
Total number of portfolio holdings	173
Total advisory fees paid	$55,928
Portfolio turnover rate	21%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Comerica, Inc.	2.13%
Jackson Financial, Inc., Class A	1.72%
Mr. Cooper Group, Inc.	1.71%
Essential Properties Realty Trust, Inc.	1.57%
Lincoln National Corp.	1.54%
Radian Group, Inc.	1.53%
Moelis & Co., Class A	1.32%
Phillips Edison & Co., Inc.	1.27%
SL Green Realty Corp.	1.22%
Piper Sandler Cos.	1.19%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Health Care ETF
PSCH | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Health Care ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Health Care ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the health care sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Health Care Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 14.19%, differed from the return of the Index, 14.41%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Health care equipment & supplies industry, followed by the health care providers & services and biotechnology industries, respectively.
Positions | Cytokinetics, Inc., a biotechnology company (no longer held at fiscal year-end), and Ensign Group, Inc., a health care providers & services company.
What detracted from performance?
Industry Allocations |  Health care technology industry, followed by the life sciences tools & services industry.
Positions | AMN Healthcare Services, Inc., a health care providers & services company, and CONMED Corp., a health care equipment & supplies company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Health Care ETF — NAV Return	14.19%	4.31%	9.85%
Invesco S&P SmallCap Health Care ETF — Market Price Return	14.22%	4.30%	9.84%
S&P SmallCap 600® Capped Health Care Index	14.41%	4.51%	10.10%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$205,095,249
Total number of portfolio holdings	73
Total advisory fees paid	$617,681
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ensign Group, Inc. (The)	6.06%
Glaukos Corp.	4.78%
Organon & Co.	4.08%
Merit Medical Systems, Inc.	3.98%
Krystal Biotech, Inc.	3.44%
Alkermes PLC	3.41%
RadNet, Inc.	3.12%
Integer Holdings Corp.	3.09%
Select Medical Holdings Corp.	2.73%
Prestige Consumer Healthcare, Inc.	2.64%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap High Dividend Low Volatility ETF
XSHD | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap High Dividend Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap High Dividend Low Volatility ETF	$31	0.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment. The Fund's higher exposure to cyclicals contributed to the fund's underperformance against the benchmark for the period.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.39%, differed from the return of the Index, 5.77%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Real estate sector, followed by the utilities and health care sectors, respectively.
Positions | Highwoods Properties, Inc., a real estate company, and Cal-Maine Foods, Inc., a consumer staples company.
What detracted from performance?
Sector Allocations |  Consumer discretionary sector, followed by the consumer staples and information technology sectors, respectively.
Positions | Medifast, Inc., a consumer staples company (no longer held at fiscal year-end) and Nu Skin Enterprises, Inc., Class A, a consumer staples company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (12/01/16)
Invesco S&P SmallCap High Dividend Low Volatility ETF — NAV Return	5.39%	(1.07)%	(0.22)%
Invesco S&P SmallCap High Dividend Low Volatility ETF — Market Price Return	5.38%	(1.02)%	(0.22)%
S&P SmallCap 600® Low Volatility High Dividend Index	5.77%	(0.79)%	0.09%
S&P Composite 1500® Index	26.42%	15.58%	14.55%
S&P SmallCap 600® Index	17.31%	10.75%	9.13%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Low Volatility High Dividend Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$42,914,374
Total number of portfolio holdings	62
Total advisory fees paid	$80,274
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Blackstone Mortgage Trust, Inc., Class A	3.14%
KKR Real Estate Finance Trust, Inc.	3.13%
Two Harbors Investment Corp.	3.09%
Vector Group Ltd.	3.08%
Ellington Financial, Inc.	3.06%
New York Mortgage Trust, Inc.	3.04%
Kennedy-Wilson Holdings, Inc.	3.04%
Apollo Commercial Real Estate Finance, Inc.	2.96%
Global Net Lease, Inc.	2.94%
ARMOUR Residential REIT, Inc.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Industrials ETF
PSCI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Industrials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Industrials ETF	$33	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the industrials sector, which outperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Industrials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 25.86%, differed from the return of the Index, 26.22%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Machinery industry, followed by the aerospace & defense and building products industries, respectively.
Positions | SPX Technologies, Inc., a machinery company, and Mueller Industries, Inc., a machinery company.
What detracted from performance?
Industry Allocations |  Air freight & logistics industry.
Positions | Forward Air Corp., an air freight & logistics company, and Hillenbrand, Inc., a machinery company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Industrials ETF — NAV Return	25.86%	16.03%	12.28%
Invesco S&P SmallCap Industrials ETF — Market Price Return	25.83%	16.00%	12.29%
S&P SmallCap 600® Capped Industrials Index	26.22%	16.35%	12.58%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$195,922,867
Total number of portfolio holdings	96
Total advisory fees paid	$484,880
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.68%
SPX Technologies, Inc.	3.36%
Robert Half, Inc.	2.89%
Federal Signal Corp.	2.57%
AeroVironment, Inc.	2.54%
Moog, Inc., Class A	2.53%
Armstrong World Industries, Inc.	2.47%
Boise Cascade Co.	2.38%
Dycom Industries, Inc.	2.28%
Air Lease Corp., Class A	2.14%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Information Technology ETF
PSCT | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Information Technology ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Information Technology ETF	$29	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the information technology sector, which underperformed the broader market within small-caps.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Information Technology Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (0.10)%, differed from the return of the Index, 0.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electronic manufacturing services industry, followed by the technology distributors and electronic equipment & instruments industries, respectively.
Positions | Fabrinet, an electronic equipment instruments & components company, and ACI Worldwide, Inc., a software company.
What detracted from performance?
Industry Allocations |  Semiconductor materials & equipment industry, followed by the communications equipment and technology hardware storage & peripherals industries, respectively.
Positions | SolarEdge Technologies Inc., a semiconductors & semiconductor equipment company, and Axcelis Technologies, Inc., a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Information Technology ETF — NAV Return	(0.10)%	11.64%	12.01%
Invesco S&P SmallCap Information Technology ETF — Market Price Return	(0.19)%	11.65%	11.99%
S&P SmallCap 600® Capped Information Technology Index	0.16%	11.92%	12.29%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$322,973,996
Total number of portfolio holdings	67
Total advisory fees paid	$918,337
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Fabrinet	5.59%
SPS Commerce, Inc.	4.70%
Badger Meter, Inc.	3.86%
Insight Enterprises, Inc.	3.82%
ACI Worldwide, Inc.	3.37%
Box, Inc., Class A	2.99%
Itron, Inc.	2.98%
Marathon Digital Holdings, Inc.	2.90%
Advanced Energy Industries, Inc.	2.52%
Sanmina Corp.	2.44%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Low Volatility ETF
XSLV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Low Volatility ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Low Volatility ETF	$27	0.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 19.11%, differed from the return of the Index, 19.45%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the real estate and industrials sectors, respectively.
Positions | CareTrust REIT, Inc., a real estate company, and Benchmark Electronics, Inc., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Communication services sector, followed by the energy sector.
Positions | Community Healthcare Trust, Inc., a real estate company (no longer held at fiscal year-end), and Barnes Group Inc., an industrials company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Low Volatility ETF — NAV Return	19.11%	2.72%	6.79%
Invesco S&P SmallCap Low Volatility ETF — Market Price Return	18.91%	2.69%	6.78%
S&P SmallCap 600® Low Volatility Index	19.45%	2.99%	7.07%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Low Volatility Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$348,332,951
Total number of portfolio holdings	122
Total advisory fees paid	$895,964
Portfolio turnover rate	76%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.11%
LTC Properties, Inc.	1.08%
Employers Holdings, Inc.	1.06%
Essential Properties Realty Trust, Inc.	1.04%
Safety Insurance Group, Inc.	1.01%
Phillips Edison & Co., Inc.	1.00%
Getty Realty Corp.	1.00%
Ensign Group, Inc. (The)	1.00%
Four Corners Property Trust, Inc.	0.98%
Franklin Electric Co., Inc.	0.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Materials ETF
PSCM | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Materials ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Materials ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the materials sector, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Materials Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 16.01%, differed from the return of the Index, 16.34%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Metals & mining industry, followed by the chemicals and paper & forest products industries, respectively.
Positions | Carpenter Technology Corp., a metals & mining company, and ATI, Inc., a metals & mining company.
What detracted from performance?
Industry Allocations |  Containers & packaging industry.
Positions | O-I Glass, Inc., a containers & packaging company, and Livent Corp. (no longer held at fiscal year-end), a chemicals company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Materials ETF — NAV Return	16.01%	15.34%	6.31%
Invesco S&P SmallCap Materials ETF — Market Price Return	15.94%	15.33%	6.30%
S&P SmallCap 600® Capped Materials Index	16.34%	15.54%	6.54%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$18,131,157
Total number of portfolio holdings	35
Total advisory fees paid	$47,343
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
ATI, Inc.	10.95%
Carpenter Technology Corp.	9.89%
Balchem Corp.	7.90%
Sealed Air Corp.	7.01%
H.B. Fuller Co.	6.43%
Sensient Technologies Corp.	4.39%
Warrior Met Coal, Inc.	4.07%
Innospec, Inc.	3.99%
Sylvamo Corp.	3.85%
Alpha Metallurgical Resources, Inc.	3.81%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Quality ETF
XSHQ | Cboe BZX Exchange, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Quality ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Quality ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. Because the Fund holds a large proportion of small-cap securities, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Quality Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 15.78%, differed from the return of the Index, 16.14%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Sector Allocations |  Industrials sector, followed by the financials and consumer discretionary sectors, respectively.
Positions | Mueller Industries, Inc., an industrials company, and Encore Wire Corp., an industrials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Energy sector, followed by the communication services and health care sectors, respectively.
Positions | Extreme Networks, Inc., an information technology company (no longer held at fiscal year-end) and AMN Healthcare Services, Inc., a health care company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (04/06/17)
Invesco S&P SmallCap Quality ETF — NAV Return	15.78%	11.60%	9.20%
Invesco S&P SmallCap Quality ETF — Market Price Return	15.63%	11.60%	9.21%
S&P SmallCap 600® Quality Index	16.14%	11.93%	9.57%
S&P Composite 1500® Index	26.42%	15.58%	14.09%
S&P SmallCap 600® Index	17.31%	10.75%	9.16%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Quality Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$319,851,398
Total number of portfolio holdings	120
Total advisory fees paid	$397,015
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Mueller Industries, Inc.	3.69%
Jackson Financial, Inc., Class A	2.88%
Armstrong World Industries, Inc.	2.31%
Alkermes PLC	2.04%
Installed Building Products, Inc.	2.03%
Badger Meter, Inc.	1.99%
Artisan Partners Asset Management, Inc., Class A	1.99%
Kontoor Brands, Inc.	1.93%
Federal Signal Corp.	1.78%
Lincoln National Corp.	1.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P SmallCap Utilities & Communication Services ETF
PSCU | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P SmallCap Utilities & Communication Services ETF	$31	0.29%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, small-cap securities benefited from an environment of falling interest rates and stabilizing economic growth. While the Fund holds small-cap securities, it also focuses on the utilities and communication services sectors, which underperformed the broader market.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 11.65%, differed from the return of the Index, 11.96%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Diversified telecommunication services industry, followed by the entertainment and multi-utilities industries, respectively.
Positions | Lumen Technologies, Inc., a diversified telecommunication services company, and Cinemark Holdings, Inc., an entertainment company.
What detracted from performance?
Industry Allocations |  Media industry, followed by the water utilities and wireless telecommunication services industries, respectively.
Positions | Yelp, Inc., an interactive media & services company, and Shenandoah Telecommunications Co., a diversified telecommunication services company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P SmallCap Utilities & Communication Services ETF — NAV Return	11.65%	3.72%	7.59%
Invesco S&P SmallCap Utilities & Communication Services ETF — Market Price Return	11.71%	3.75%	7.59%
S&P SmallCap 600® Capped Utilities & Communication Services Index	11.96%	4.01%	7.85%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P SmallCap 600® Index	17.31%	10.75%	9.35%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$19,157,349
Total number of portfolio holdings	36
Total advisory fees paid	$46,195
Portfolio turnover rate	32%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Lumen Technologies, Inc.	7.95%
IAC, Inc.	5.50%
Otter Tail Corp.	5.27%
Madison Square Garden Sports Corp., Class A	5.21%
California Water Service Group	4.77%
MGE Energy, Inc.	4.68%
American States Water Co.	4.52%
Avista Corp.	4.51%
Cogent Communications Holdings, Inc.	4.40%
Cinemark Holdings, Inc.	4.36%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco S&P Ultra Dividend Revenue ETF
RDIV | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco S&P Ultra Dividend Revenue ETF	$45	0.39%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy. The Fund holds stocks with high dividends and characteristics that benefited from a falling interest rate environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 31.66%, differed from the return of the Index, 32.26%, primarily due to fees and expenses that the Fund incurred during the period, the effect of which was compounded during a period of high returns.
What contributed to performance?
Sector Allocations |  Financials sector, followed by the utilities and consumer discretionary sectors, respectively.
Positions | PNC Financial Services Group, Inc., a financials company, and Citigroup Inc., a financials company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations |  Industrials sector.
Positions | 3M Co., an industrials company (no longer held at fiscal year-end) and Whirlpool Corp., a consumer discretionary company (no longer held at fiscal year-end).
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco S&P Ultra Dividend Revenue ETF — NAV Return	31.66%	11.77%	10.08%
Invesco S&P Ultra Dividend Revenue ETF — Market Price Return	31.60%	11.75%	10.08%
S&P 900® Dividend Revenue-Weighted Index	32.26%	12.09%	10.55%
S&P Composite 1500® Index	26.42%	15.58%	12.68%
S&P 900® Index	26.65%	15.70%	12.77%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P 900® Index to the S&P Composite 1500® Index to reflect that the S&P Composite 1500® Index can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 24, 2019, Oppenheimer S&P Ultra Dividend Revenue ETF was reorganized into the Fund. Fund returns shown are blended returns of Oppenheimer S&P Ultra Dividend Revenue ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$823,939,496
Total number of portfolio holdings	62
Total advisory fees paid	$2,879,691
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	5.43%
Bristol-Myers Squibb Co.	5.31%
Philip Morris International, Inc.	5.25%
U.S. Bancorp	5.01%
Duke Energy Corp.	4.98%
PNC Financial Services Group, Inc. (The)	4.95%
LyondellBasell Industries N.V., Class A	4.92%
Kraft Heinz Co. (The)	4.80%
Prudential Financial, Inc.	4.66%
Ford Motor Co.	3.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
Invesco Senior Loan ETF
BKLN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Senior Loan ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Senior Loan ETF	$66	0.63%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the senior loan market benefited from a continuation of the historically elevated base rates, along with a relatively low credit default environment. Because the Fund holds the vast majority of its portfolio in senior loans, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Morningstar LSTA US Leveraged Loan 100 Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.99%, differed from the return of the Index, 9.71%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Electronics & electrical industry, followed by the business equipment & services and food service industries, respectively.
Positions | Whatabrands LLC, Term Loan B, due 8/3/2028, a food service company, followed by Zayo Group Holdings, Inc., Term Loan, due 3/9/2027, a telecommunications company.
What detracted from performance?
Industry Allocations |  No industries detracted from the Fund's performance during the period.
Positions | McAfee LLC, Term Loan B, due 3/1/2029, an electronics & electrical company, followed by SFR-Numericable (YPSO, Altice France), Term Loan B-14, due 8/15/28, a cable & satellite television company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Senior Loan ETF — NAV Return	8.99%	4.17%	3.30%
Invesco Senior Loan ETF — Market Price Return	8.94%	4.19%	3.32%
Morningstar LSTA US Leveraged Loan 100 Index (USD)	9.71%	5.37%	4.30%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar LSTA US Leveraged Loan Index (USD)	9.86%	5.69%	4.72%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar LSTA US Leveraged Loan Index (USD) to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$6,766,935,643
Total number of portfolio holdings	154
Total advisory fees paid	$40,784,931
Portfolio turnover rate	199%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Ultimate Software Group, Inc., Term Loan B, 8.55%, 02/10/2031	1.86%
athenahealth Group, Inc., Term Loan, 8.50%, 02/15/2029	1.81%
Peraton Corp., First Lien Term Loan B, 9.10%, 02/01/2028	1.72%
Cloud Software Group, Inc., Term Loan B, 9.33%, 03/30/2029	1.67%
McAfee LLC, Term Loan B, 8.59%, 03/01/2029	1.57%
AssuredPartners, Inc., Term Loan, 8.75%, 02/14/2031	1.51%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B, 8.00%, 10/23/2028	1.43%
Micro Holding L.P., Term Loan, 9.50%, 05/03/2028	1.37%
AI Aqua Merger Sub, Inc., Term Loan B, 8.84%, 07/31/2028	1.36%
Bass Pro Group LLC, Term Loan B-2, 9.11%, 03/06/2028	1.36%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
Baa2	0.7%
Baa3	1.3%
Ba1	8.5%
Ba2	3.5%
Ba3	12.6%
B1	15.7%
B2	38.3%
B3	8.3%
Caa1	2.4%
Caa2	0.1%
NR	3.2%
Money Market Funds Plus Other Assets Less Liabilities	5.4%
** Source: Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to changes without notices. "NR" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody's rating methodology, please visit moodys.com and select "Methodologies & Frameworks" under "Ratings & Assessments" on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Short Term Treasury ETF
TBLL | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Short Term Treasury ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Short Term Treasury ETF	$8	0.08%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the U.S. Treasury bond market benefited from relatively lower short-term interest rates. As a Fund tracking U.S. Treasury bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the components of the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 5.46%, differed from the return of the Index, 5.55%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Duration Allocations |  Bonds with maturities of 1-2 months, followed by bonds with maturities of 3-4 months.
Positions | U.S. Treasury Bill, due 8/8/2024 (no longer held at fiscal year-end), followed by U.S. Treasury Note, 0.38% coupon, due 7/15/2024 (no longer held at fiscal year-end).
What detracted from performance?
Duration Allocations |  Bonds with maturities of 11-12 months.
Positions | U.S. Treasury Note, 2.00% coupon, due 8/15/2025, followed by U.S. Treasury Note, 2.75% coupon, due 5/15/2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (01/12/17)
Invesco Short Term Treasury ETF — NAV Return	5.46%	2.21%	2.00%
Invesco Short Term Treasury ETF — Market Price Return	5.42%	2.21%	2.00%
ICE U.S. Treasury Short Bond Index	5.55%	2.26%	2.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.52%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the ICE U.S. Treasury Short Bond Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,807,700,315
Total number of portfolio holdings	72
Total advisory fees paid	$1,271,786
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
U.S. Treasury Bills, 4.56%-5.15%, 11/29/2024	3.05%
U.S. Treasury Bills, 5.01%-5.17%, 11/07/2024	2.79%
U.S. Treasury Bills, 4.67%-5.19%, 10/03/2024	2.62%
U.S. Treasury Bills, 4.76%-5.12%, 12/19/2024	2.40%
U.S. Treasury Bills, 4.94%-5.17%, 11/21/2024	2.34%
U.S. Treasury Bills, 4.95%-5.17%, 11/14/2024	2.32%
U.S. Treasury Bills, 4.30%-4.93%, 05/15/2025	2.27%
U.S. Treasury Bills, 4.61%-5.17%, 10/31/2024	2.23%
U.S. Treasury Bills, 5.04%-5.21%, 10/22/2024	2.13%
U.S. Treasury Bills, 4.70%-4.95%, 01/02/2025	1.98%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Solar ETF
TAN | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Solar ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Solar ETF	$66	0.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, global solar energy companies struggled due to prolonged head winds from inflation and ongoing tariffs on Chinese solar companies. Additionally, global solar energy companies have been hampered by oversupply issues and headwinds from residential solar.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the MAC Global Solar Energy Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, (28.80)%, differed from the return of the Index, (28.41)%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Independent power and renewable electricity producers industry, followed by the financial services and construction & engineering industries, respectively.
Positions | First Solar, Inc., a semiconductors & semiconductor equipment company and Sunrun, Inc., an electrical equipment company.
What detracted from performance?
Industry Allocations |  Semiconductors & semiconductor equipment industry, followed by the electrical equipment and chemicals industries, respectively.
Positions | SolarEdge Technologies, Inc., a semiconductors & semiconductor equipment company and Meyer Burger Technology AG, a semiconductors & semiconductor equipment company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Solar ETF — NAV Return	(28.80)%	6.30%	0.62%
Invesco Solar ETF — Market Price Return	(28.97)%	6.35%	0.65%
MAC Global Solar Energy Index (Net)	(28.41)%	6.35%	(0.76)%
MSCI ACWI (Net)	23.44%	12.14%	8.78%
MSCI World Growth Index (Net)	27.21%	15.58%	12.18%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the MSCI World Growth Index (Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
- Effective after the close of business on May 18, 2018, Guggenheim Solar ETF was reorganized into the Fund. Fund returns shown are blended returns of Guggenheim Solar ETF and the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,013,270,503
Total number of portfolio holdings	40
Total advisory fees paid	$6,262,123
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Enphase Energy, Inc.	10.82%
First Solar, Inc.	9.26%
Sunrun, Inc.	8.46%
Nextracker, Inc., Class A	6.47%
GCL Technology Holdings Ltd.	5.39%
Encavis AG	4.35%
HA Sustainable Infrastructure Capital, Inc.	3.74%
Xinyi Solar Holdings Ltd.	3.73%
Neoen S.A.	3.51%
Sunnova Energy International, Inc.	3.16%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund added ESG investing strategy risk to its principal risks to reflect factors that were added to the Index's eligibility criteria.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Taxable Municipal Bond ETF
BAB | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Taxable Municipal Bond ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Taxable Municipal Bond ETF	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the taxable municipal bond market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in taxable municipal bonds, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BofA US Taxable Municipal Securities Plus Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 8.64%, differed from the return of the Index, 8.45%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses that the Fund incurred during the period.
What contributed to performance?
State Allocations |  California bonds, followed by New York bonds.
Positions | California (State of), 7.55% coupon, due 4/1/2039, followed by Golden State Tobacco Securitization Corp., 3.12% coupon, due 6/1/2038.
What detracted from performance?
State Allocations |  Virgin Islands bonds.
Positions | New York (State of) Dormitory Authority, 3.19% coupon, due 2/15/2043, followed by Fulton (County of), GA Development Authority (Georgia Tech Foundation), 3.13% coupon, due 11/1/2049.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Taxable Municipal Bond ETF — NAV Return	8.64%	(0.43)%	2.86%
Invesco Taxable Municipal Bond ETF — Market Price Return	8.80%	(0.47)%	2.85%
Blended - ICE BofA US Taxable Municipal Securities Plus Index	8.45%	0.05%	3.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
ICE BofA U.S. Corporate Master Index	9.48%	0.84%	2.66%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the ICE BofA U.S. Corporate Master Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- The Blended—ICE BofA US Taxable Municipal Securities Plus Index performance is comprised of the performance of the ICE BofA Build America Bond Index, the former underlying index, through May 31, 2017, followed by the performance of the Index thereafter.
- Prior to July 1, 2022, Index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, Index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual costs incurred by the Fund.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,192,615,279
Total number of portfolio holdings	636
Total advisory fees paid	$3,871,637
Portfolio turnover rate	4%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings
(% of net assets)
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	1.75%
Illinois (State of), Series 2010 2, GO Bonds, 6.90%, 03/01/2035	0.85%
California (State of), Series 2009, GO Bonds, 7.35%, 11/01/2039	0.84%
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB, 4.64%, 08/15/2030	0.84%
University of California, Series 2019 BD, RB, 3.35%, 07/01/2029	0.81%
Metro, Series 2019, GO Bonds, 3.25%, 06/01/2028	0.81%
New York (City of), NY, Subseries 2019 A-2, GO Bonds, 2.63%, 08/01/2028	0.79%
California (State of), Series 2010, GO Bonds, 7.60%, 11/01/2040	0.77%
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB, 3.60%, 12/01/2035	0.76%
New York (City of), NY, Series 2010 G-1, GO Bonds, 5.97%, 03/01/2036	0.75%
Revenue type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Variable Rate Preferred ETF
VRP | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about Invesco Variable Rate Preferred ETF (the “Fund”) for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
What Were The Fund Costs For The Last Year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Variable Rate Preferred ETF	$53	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2024, the preferred stock market benefited from relatively lower longer-term interest rates and tightening credit spreads. Because the Fund holds the vast majority of its portfolio in preferred stocks, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Variable Rate Preferred & Hybrid Securities Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the components of the Index, as well as American depositary receipts ("ADRs") that represent securities in the Index.
• For the fiscal year ended August 31, 2024, the Fund's performance, on a net asset value ("NAV") basis, 13.79%, differed from the return of the Index, 14.16%, primarily due to fees and expenses that the Fund incurred during the period.
What contributed to performance?
Industry Allocations |  Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Wells Fargo & Co., Series BB, 3.90%, a banks company, followed by Charles Schwab Corp. (The), Series I, 4.00%, a capital markets company.
What detracted from performance?
Industry Allocations |  Insurance industry, followed by the financial services industry.
Positions | New York Community Bancorp, Inc., Series A, Pfd., 6.38%, a banks company, followed by Enstar Group Ltd., Series D, Pfd., 7.00%, an insurance company.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Variable Rate Preferred ETF — NAV Return	13.79%	4.37%	4.77%
Invesco Variable Rate Preferred ETF — Market Price Return	14.11%	4.39%	4.79%
Blended - ICE Variable Rate Preferred & Hybrid Securities Index	14.16%	4.67%	5.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
S&P U.S. Preferred Stock Index	14.00%	3.23%	4.29%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ETFs for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Notes Regarding Indexes and Fund Performance History:
- Effective August 31, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
- The Blended—ICE Variable Rate Preferred & Hybrid Securities Index performance is comprised of the performance of the WeIls Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index, the former underlying index, through June 30, 2021, followed by the performance of the Index thereafter.
What Are Key Statistics About The Fund?
(as of August 31, 2024)
Fund net assets	$1,740,628,215
Total number of portfolio holdings	310
Total advisory fees paid	$7,840,316
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of August 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co., Series BB, 3.90%	1.50%
JPMorgan Chase & Co., Series HH, 4.60%	1.31%
JPMorgan Chase & Co., Series NN, 6.88%	1.17%
Citigroup Capital XIII, Pfd., 11.89%	1.17%
BP Capital Markets PLC, 4.88%	1.08%
Charles Schwab Corp. (The), Series G, 5.38%	1.07%
Goldman Sachs Group, Inc. (The), Series X, 7.50%	1.04%
Bank of America Corp., Series FF, 5.88%	0.99%
Citigroup, Inc., Series X, 3.88%	0.97%
Vodafone Group PLC, 7.00%, 04/04/2079	0.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
Only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your broker-dealer.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. Administration of the Code was transferred from the Chief Legal Officer to the Chief Compliance Officer during the reporting period. There were no waivers for the fiscal year ended August 31, 2024.

Item 3. Audit Committee Financial Expert.

The Registrant's Board of Trustees (the "Board") has determined that the Registrant has four "audit committee financial experts" serving on its audit committee: Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these audit committee members is "independent," meaning that he/she is not an "interested person" of the Registrant (as that term is defined in Section 2(a)(19) of the Act) and he/she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his/her capacity as a Board or committee member).

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that a person has any greater duties, obligations, or liability than those imposed on a person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board.

Item 4. Principal Accountant Fees and Services.

(a)	to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for pre-approved services rendered to the Registrant for the last two fiscal years as shown in the following table.  The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year End 2023
Audit Fees	$ 978,270	$ 876,390
Audit-Related Fees(1)	$ 0	$ 11,000
Tax Fees(2)	$ 723,600	$ 763,800
All Other Fees	$ 0	$ 0
Total Fees	$ 1,701,870	$ 1,651,190

(1)	Audit-Related Fees for the fiscal year ended August 31, 2023 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended August 31, 2024 and 2023 include fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Affiliates for Fiscal Year End 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,121,000	$ 957,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,121,000	$ 957,000

(1)	Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to

Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services
Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.
Last Reviewed by Compliance for Accuracy	June 15, 2018
Effective Date	June 26, 2009
Amended Dates	March 12, 2015 and June 15, 2018

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:
a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and
3.	Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions
•	Human resources
•	Broker-dealer, investment adviser, or investment banking services
•	Legal services
•	Expert services unrelated to the audit
•	Any service or product provided for a contingent fee or a commission
•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance
•	Tax services for persons in financial reporting oversight roles at the Fund
•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.
(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.
(f)	Not applicable.
(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $6,608,000 for the fiscal year ended August 31, 2024 and $ 6,721,000 for the fiscal year ended August 31, 2023 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee.  In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $8,452,600 for the fiscal year ended August 31, 2024 and $8,441,800 for the fiscal year ended August 31, 2023.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $26 million for the fiscal year ended 2024. The Audit Committee considered this information in evaluating PwC’s independence.

(i)	Not applicable
(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b) Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
August 31, 2024
PWZ	Invesco California AMT-Free Municipal Bond ETF
PCEF	Invesco CEF Income Composite ETF
GOVI	Invesco Equal Weight 0-30 Year Treasury ETF
PVI	Invesco Floating Rate Municipal Income ETF
PHB	Invesco Fundamental High Yield® Corporate Bond ETF
PFIG	Invesco Fundamental Investment Grade Corporate Bond ETF
PZA	Invesco National AMT-Free Municipal Bond ETF
PZT	Invesco New York AMT-Free Municipal Bond ETF
PGX	Invesco Preferred ETF
TBLL	Invesco Short Term Treasury ETF
BAB	Invesco Taxable Municipal Bond ETF
VRP	Invesco Variable Rate Preferred ETF

2

Invesco California AMT-Free Municipal Bond ETF (PWZ)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.20%
California-98.20%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGM)(a)	5.00%	10/01/2052	$1,000	$ 1,078,097
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	750	834,648
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	55	61,613
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	225	222,298
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,500	1,669,237
Bay Area Toll Authority, Series 2024 F-2, RB	5.00%	04/01/2043	5	5,551
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	1,000	1,003,698
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,300	1,291,068
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,600	2,471,187
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,000	1,098,395
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	500	560,285
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,200	1,203,053
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	220	227,450
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	520	564,978
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	830	808,349
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	105	103,280
California (State of), Series 2014, GO Bonds(b)(c)	5.00%	12/04/2024	305	305,537
California (State of), Series 2014, GO Bonds(b)	5.00%	10/01/2044	2,030	2,031,834
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	1,500	1,474,180
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	195	191,503
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	2,000	2,018,926
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,100	2,136,010
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,250	1,228,960
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,100	1,134,078
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	530	442,004
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	927,184
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,000	1,028,954
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,370	2,468,334
California (State of), Series 2018, GO Bonds	4.00%	10/01/2039	70	69,643
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	1,720	1,760,871
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,270,667
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,000	1,024,209
California (State of), Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,100	1,175,401
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	140	122,983
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,000	985,105
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	175	171,790
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,400	1,168,214
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,266,776
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	165	165,887
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	400	325,683
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,890	2,353,059
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	25	25,020
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,050	852,726
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,000	1,023,566
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	175	179,566
California (State of), Series 2021, GO Bonds	4.00%	10/01/2039	990	1,023,821
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	500	367,660
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	342,658
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,200	1,308,771
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	750	623,733
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	500	541,999
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	550	378,461
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	225	183,736
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,445	2,712,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	$1,500	$ 1,535,575
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	3,000	3,140,450
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	700	738,757
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	865	950,596
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,100	1,206,816
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,350	1,515,709
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	1,900	1,903,315
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,245	1,814,967
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,700	1,736,567
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,320	2,432,952
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,045	1,163,083
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,600	2,658,636
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	3,000	3,355,384
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	300	315,670
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	125	140,072
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,600	1,782,676
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,100	2,386,803
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,900	1,902,227
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	1,600	1,797,896
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,200	3,596,441
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,500	2,559,834
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,200	1,283,782
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,065	2,325,038
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	3,615	3,684,310
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,000	2,249,998
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	510	576,347
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,000	2,260,185
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	600	604,343
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,625	2,926,147
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,095	1,210,529
California (State of), Series 2024, GO Bonds(d)	5.25%	08/01/2054	100	113,258
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	2,620	2,962,969
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,028,147
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,724,369
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	3,200	3,976,828
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,900	2,364,365
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,300	5,340,880
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,483,042
California (State of) Educational Facilities Authority (Stanford University) (Sustainability Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	400	261,437
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	1,000	1,036,732
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	800	907,619
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,250	1,406,808
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,400	1,604,964
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	230	216,026
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,000	1,104,896
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	715	734,207
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	1,515	1,631,580
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	1,920	1,536,329
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	$1,000	$ 950,758
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	1,825	1,832,043
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	4,330	4,331,401
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	720,423
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	1,900	1,930,425
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,000	969,562
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2049	1,100	1,055,115
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	25	25,176
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	540,758
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,965	6,888,263
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	6,000	7,282,054
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,014,188
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	149,865
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,700	1,679,765
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	500	495,144
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	834,181
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,000	945,583
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,160
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	3,130	2,554,001
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	335	323,255
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	355	312,307
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,000	1,138,018
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,000	1,126,548
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,005	1,128,011
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,910	1,918,420
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	1,100	1,083,730
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	1,995	1,966,101
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,175	1,136,565
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	40	41,347
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	1,170	1,163,432
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,395	1,371,343
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	1,026,628
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	495	529,072
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,324,555
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2040	150	158,111
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2047	$500	$ 501,661
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	52,480
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,586,613
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	250	240,881
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	60	63,290
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,000	1,047,792
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	1,000	1,044,588
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,035,634
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,575,564
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	952,338
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	1,008,719
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,014,883
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	500	492,814
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	775,624
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,000	755,111
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	931,995
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	717,426
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	610	611,910
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,000,987
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	500,185
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,033,785
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	1,900	2,033,291
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	1,032,117
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	1,029,713
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(e)	5.00%	11/21/2045	1,000	1,034,501
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	500	550,249
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	985,053
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,010	988,329
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	55	57,368
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	535	538,615
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	850	929,525
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	15	17,103
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	155	175,913
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	5	5,651
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	5	5,629
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,122,831
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	30	33,344
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	950	956,024
California (State of) Public Works Board (Various Correctional Facilities), Series 2014 A, RB	5.00%	09/01/2039	1,250	1,252,552
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,000	983,364
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	$1,000	$ 791,144
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGM)(a)	5.25%	08/15/2052	1,000	1,082,693
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	304,492
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	1,019,855
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	277,171
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,000	980,030
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	600	597,789
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	650	636,956
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	490	470,995
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,016,823
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	705	667,368
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	282,236
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	1,000	908,581
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	475	494,521
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,015,652
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	507,679
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	25	25,012
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	1,600	1,623,604
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,610	1,655,350
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,000	996,574
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	700	716,894
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,000	1,057,252
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,064,571
California State University, Series 2020 C, RB	4.00%	11/01/2045	1,720	1,725,936
California State University, Series 2023 A, RB	5.25%	11/01/2048	800	911,908
California State University, Series 2023 A, RB	5.25%	11/01/2053	750	848,080
Cerritos Community College District (Election of 2012), Series 2014 A, GO Bonds	4.00%	08/01/2044	100	99,412
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	65	55,422
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,090	1,077,746
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	165	167,021
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	06/01/2048	1,000	1,052,851
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,013,174
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	175	172,898
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,000	1,067,162
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	2,835	2,823,414
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,498,144
College of the Sequoias Visalia Area Improvement District No. 2, Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,104,123
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	115	114,131
Contra Costa Community College District (Election of 2014), Series 2014 A, GO Bonds	4.00%	08/01/2039	100	99,999
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,450	1,442,869
Desert Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2039	940	945,704
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	500	493,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	$1,000	$ 989,815
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,000	1,006,928
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2049	1,000	1,118,280
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	500	523,785
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,000	1,043,949
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,319
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	1,000	1,043,793
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	120	106,701
Elk Grove Unified School District, Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	100	102,217
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	975	975,006
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	475	473,085
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	2,001,896
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	1,500	1,459,902
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,336	1,319,351
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	1,862,976
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,285,957
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	994,116
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,097,718
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,000	1,972,692
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	500	495,334
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	979,708
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	246,780
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,400	2,376,024
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,059,522
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	120	119,181
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,295	1,289,886
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,000	993,182
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGM)(a)	5.00%	08/01/2054	300	331,761
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,234,908
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,003,600
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,003,638
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	412,531
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	550	552,766
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	3,500	3,506,487
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	500	559,500
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,900	1,860,857
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,000	1,108,781
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,010,029
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	20	19,916
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	199,228
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	4,285,361
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	420	433,262
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	600	641,563
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	501,690
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2045	500	500,882
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	294,755
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,476,386
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	100	80,543
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,000	1,986,364
Los Angeles (City of), CA, Series 2013 A, RB	5.00%	06/01/2043	1,860	1,860,550
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	700	707,369
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	700	732,524
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,101,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	$20	$ 21,231
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	610	648,699
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,000	1,051,967
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	1,185	1,293,235
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 B, Ref. RB	4.00%	05/15/2040	645	663,376
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	925	1,014,676
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	600	653,868
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	1,000	994,642
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	600	659,416
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB(b)(c)	5.00%	09/25/2024	30	30,032
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2040	1,000	1,022,722
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,200	2,241,475
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,546,478
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,531,579
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,700	2,799,953
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,000	1,037,710
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,205	1,247,299
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,075	1,064,149
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,085,381
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,285	1,357,824
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,048,682
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,000	1,056,673
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	713,104
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	40	43,062
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,000	1,060,452
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	375,106
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,370,110
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	40	43,907
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	1,210	1,335,436
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,100	1,186,839
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,000	1,104,790
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,000	1,097,665
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	750	822,510
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	1,250	1,355,575
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	560	612,365
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,000	1,102,748
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,092,297
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,000	1,098,338
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	965	952,574
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	500	559,338
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	500	556,561
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,500	1,676,019
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,000	1,109,335
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,100	1,214,609
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,200	1,312,467
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,389,503
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	10	11,175
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	825,573
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	20	22,613
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	20	22,613
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	$550	$ 617,460
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	500	557,004
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,030	1,076,849
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2040	85	89,172
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	415	434,579
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	1,200	1,270,677
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(b)(c)	5.00%	12/01/2024	2,000	2,006,704
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	585	585,085
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	850	863,135
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	200	213,608
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,157,529
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	400	405,517
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	350	380,212
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	585	475,629
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	100	100,575
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	252,284
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	3,523,564
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	4.00%	08/01/2039	100	100,494
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	1,000	1,059,469
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	1,025	1,017,162
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,022,943
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	100	100,981
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	844,814
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,005	5,054,117
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.25%	07/01/2040	10	11,788
Los Angeles Unified School District, Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,030	1,176,305
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	905	916,198
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	965	1,023,214
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,100	1,245,780
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	15	17,225
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	84,801
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,000	2,965,919
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	300	334,687
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2040	190	189,134
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	880	914,115
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	150	148,977
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,000	1,075,797
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	45	48,148
Metropolitan Water District of Southern California, Series 2020 C, Ref. RB	5.00%	07/01/2040	1,205	1,336,709
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,000	1,099,737
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	1,000	1,086,618
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	15	16,755
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	300	296,397
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	60	59,311
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	400	328,353
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2052	80	88,542
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,979,535
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	200	209,427
M-S-R Energy Authority, Series 2009 A, RB	6.50%	11/01/2039	1,100	1,427,124
M-S-R Energy Authority, Series 2009 B, RB	6.50%	11/01/2039	1,800	2,335,294
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,400	2,380,735
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	70	74,919
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	795	799,750
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	1,245	1,241,051
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	1,000,770
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	45	36,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	$2,700	$ 2,678,327
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	245,439
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	1,000	1,125,444
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	1,000	993,054
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	491,038
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGM)(a)	5.00%	11/01/2052	2,500	2,705,855
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	321,650
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	503,609
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	480	505,412
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,000	3,003,712
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	710	667,126
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,096,698
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	2,000	2,212,673
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	400	395,196
Peralta Community College District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2039	50	49,999
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,000	1,132,596
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	830	829,981
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,300	1,336,571
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,605	2,661,151
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,119,101
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,000	1,114,608
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,150	5,632,964
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	1,300	1,294,720
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,292,595
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2042	500	544,240
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	2,000	2,241,549
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2040	750	757,727
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	1,630	1,611,167
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,000	1,577,061
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	225	225,933
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	2,700	2,791,126
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,141,616
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	5	5,421
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,000	4,325,820
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	500	559,844
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	500	555,423
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	1,000	1,125,693
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	1,500	1,473,654
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	1,500	1,655,946
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,097,964
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	1,000	990,423
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	1,000	1,021,094
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	1,000	1,080,031
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	500	493,645
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGM)(a)	3.00%	08/01/2044	355	300,350
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	50	50,279
San Diego (City of), CA, Series 2023, COP	5.00%	10/01/2053	10	10,999
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	415,524
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	1,000	1,058,011
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	552,489
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	300	300,013
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	1,050	1,152,850
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	1,000	1,123,063
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	$1,000	$ 1,117,795
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,016,544
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	535	577,102
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	400	397,124
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,000	1,113,061
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,108,565
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,603,459
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,059,088
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	500	497,073
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	750	815,375
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	980,073
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	973,061
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,023,981
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	500	557,264
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,500	1,227,541
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	115	114,567
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	50	44,665
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	2,770	2,771,091
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	4,560	4,545,690
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,200	1,213,152
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	60	52,221
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,000	1,000,903
San Diego Unified School District (Election of 2018), Series 2023, GO Bonds	4.00%	07/01/2053	2,700	2,689,033
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	130	144,954
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	07/01/2053	1,700	1,693,095
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,151
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	1,570	1,600,726
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,735	2,831,350
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,700,317
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,040	1,099,017
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	900	951,890
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,200	1,203,228
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,000	1,107,344
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	950	952,796
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,074,787
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	120,475
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	950	941,731
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	1,200	1,248,051
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	1,000	1,116,286
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,000	1,107,344
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	500	406,713
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	385	381,586
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,100	1,246,482
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	2,000	2,251,508
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	520,057
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	520	515,518
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2051	1,000	992,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	$100	$ 103,710
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	2,500	2,052,523
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	896,267
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,500	1,500,438
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,000	3,031,813
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	15	14,954
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,000	3,002,074
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	2,700	2,668,745
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	1,600	1,607,848
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	2,600	2,612,882
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	500	518,227
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	1,100	1,223,034
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,000	1,977,754
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,000	1,108,904
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	300	303,424
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	1,000	1,004,709
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	500	533,993
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	495	523,816
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,756,897
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	718,341
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	674,104
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	648,084
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	189,827
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,000	997,625
Santa Clara (County of), CA, Series 2017 C, Ref. GO Bonds	3.25%	08/01/2039	50	48,001
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	200	167,313
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	50	47,816
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,000	890,626
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	100	98,625
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	390	397,482
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	5	4,097
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	15	15,961
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	994,377
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	550	543,247
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	125	124,711
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,905	2,124,137
Southern California Public Power Authority, Series 2023-1A, RB	5.25%	07/01/2053	2,200	2,478,777
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2049	20	22,453
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	1,600	1,782,046
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,300	1,291,132
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	2,000	2,005,856
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,000	991,200
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,230,293
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,038,259
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	720,395
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,135	1,163,259
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,000	1,046,977
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,915	2,024,216
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,574,449
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,054,036
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,815,811
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	$1,750	$ 1,765,923
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,000	2,010,013
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,000	1,011,589
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	355	356,012
University of California, Series 2022 BK, RB	5.00%	05/15/2052	2,980	3,246,958
University of California, Series 2023 BN, Ref. RB	5.50%	05/15/2040	1,000	1,183,040
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,000	1,139,650
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,153,406
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	1,000	1,148,870
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,150	1,308,409
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	500	576,703
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	500	574,435
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,000	1,137,747
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,000	1,132,933
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,000	1,103,971
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,650	1,634,655
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	2,225	2,311,216
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	125	124,073
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,145,714
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,567,138
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,000	2,183,895
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,000	1,634,653
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,250	1,221,754
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	400	408,100
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,000	998,762
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	415	407,297
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,500	1,681,961
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	10	9,792
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,000
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	1,225	1,225,764
TOTAL INVESTMENTS IN SECURITIES(f)-98.20% (Cost $631,947,581)				629,737,799
OTHER ASSETS LESS LIABILITIES-1.80%				11,559,568
NET ASSETS-100.00%				$641,297,367

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco CEF Income Composite ETF (PCEF)
August 31, 2024
Schedule of Investments
	Shares	Value
Closed-End Funds-99.79%
Bonds-30.73%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,235,606	$ 9,156,765
BlackRock Core Bond Trust(a)	370,753	4,319,272
BlackRock Credit Allocation Income Trust	1,073,352	11,817,606
BlackRock Limited Duration Income Trust(a)	283,578	4,097,702
BlackRock Multi-Sector Income Trust	259,652	3,899,973
BlackRock Taxable Municipal Bond Trust(a)	727,295	12,924,032
Blackstone Long-Short Credit Income Fund(a)	145,118	1,883,632
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	338,190	6,888,930
Cohen & Steers Select Preferred and Income Fund, Inc.	139,307	2,850,221
DoubleLine Income Solutions Fund	720,819	9,327,398
DoubleLine Opportunistic Credit Fund(a)	138,983	2,194,542
Eaton Vance Limited Duration Income Fund(a)	1,354,711	13,858,694
Eaton Vance Short Duration Diversified Income Fund(a)	120,747	1,341,499
First Trust Intermediate Duration Preferred & Income Fund	691,527	13,000,708
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	270,851	5,530,777
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	637,163	10,086,290
Flaherty & Crumrine Total Return Fund, Inc.(a)	152,717	2,559,537
Franklin Limited Duration Income Trust(a)	529,138	3,555,807
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust(a)	166,407	2,975,357
Invesco Bond Fund(a)(b)	89,556	1,494,690
Invesco Senior Income Trust(a)(b)	979,251	4,210,779
John Hancock Preferred Income Fund(a)	176,153	3,087,962
John Hancock Preferred Income Fund II(a)	139,233	2,378,100
John Hancock Preferred Income Fund III(a)	200,958	3,289,682
John Hancock Premium Dividend Fund(a)	576,120	7,558,694
MFS Charter Income Trust	491,436	3,145,190
MFS Intermediate Income Trust	1,310,250	3,609,739
MFS Multimarket Income Trust(a)	665,861	3,222,767
Nuveen Credit Strategies Income Fund(a)	1,250,648	7,228,745
Nuveen Floating Rate Income Fund(a)	1,236,978	10,947,255
Nuveen Global High Income Fund(a)	210,887	2,749,967
Nuveen Preferred & Income Opportunities Fund(a)	4,004,767	31,477,469
Nuveen Taxable Municipal Income Fund(a)	341,917	5,675,822
PIMCO Dynamic Income Opportunities Fund(a)	747,526	10,278,483
PIMCO Income Strategy Fund(a)	263,818	2,205,518
PIMCO Income Strategy Fund II(a)	576,256	4,241,244
Pioneer Floating Rate Fund, Inc.(a)	113,987	1,123,912
Putnam Premier Income Trust	1,103,314	4,071,229
Saba Capital Income & Opportunities Fund II	401,601	3,425,657
Western Asset Inflation-Linked Opportunities & Income Fund(a)	896,903	7,731,304
		245,422,950
Bonds/High Yield-16.80%
AllianceBernstein Global High Income Fund, Inc.(a)	794,971	8,887,776
	Shares	Value
Bonds/High Yield-(continued)
Allspring Income Opportunities Fund(a)	756,441	$ 5,295,087
Allspring Multi-Sector Income Fund	332,627	3,116,715
Barings Global Short Duration High Yield Fund(a)	233,702	3,531,237
BlackRock Corporate High Yield Fund, Inc.(a)	970,707	9,648,828
BlackRock Debt Strategies Fund, Inc.(a)	315,585	3,424,097
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	273,636	3,570,950
BlackRock Floating Rate Income Trust(a)	152,070	1,929,768
BNY Mellon High Yield Strategies Fund(a)	949,463	2,449,615
Credit Suisse Asset Management Income Fund, Inc.	417,223	1,295,477
Credit Suisse High Yield Bond Fund	957,019	2,048,021
Eaton Vance Floating-Rate Income Trust(a)	175,492	2,304,210
Eaton Vance Senior Floating-Rate Trust(a)	195,813	2,500,532
First Trust Senior Floating Rate Income Fund II(a)	245,990	2,573,055
High Income Securities Fund(a)	231,124	1,541,597
Highland Opportunities and Income Fund(a)	1,862,510	11,081,934
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	226,623	1,738,198
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	925,566	4,590,807
Neuberger Berman High Yield Strategies Fund, Inc.(a)	174,859	1,444,335
New America High Income Fund, Inc. (The)	158,815	1,310,224
Nuveen NASDAQ 100 Dynamic Overwrite Fund	639,405	15,812,486
PGIM Global High Yield Fund, Inc.(a)	474,455	6,006,600
PGIM High Yield Bond Fund, Inc.(a)	382,969	5,304,121
PGIM Short Duration High Yield Opportunities Fund(a)	331,923	5,362,216
PIMCO High Income Fund(a)	1,021,675	4,955,124
Pioneer High Income Fund, Inc.	342,152	2,696,158
Templeton Emerging Markets Income Fund(a)	606,255	3,485,966
Western Asset Emerging Markets Debt Fund, Inc.(a)	750,963	7,404,495
Western Asset Global High Income Fund, Inc.(a)	178,239	1,263,715
Western Asset High Income Fund II, Inc.(a)	713,612	3,139,893
Western Asset High Income Opportunity Fund, Inc.(a)	1,116,612	4,444,116
		134,157,353
Domestic Equity-3.49%
John Hancock Tax-Advantaged Dividend Income Fund	461,139	9,983,659
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,386,045	17,907,702
		27,891,361
Equities-9.46%
BlackRock Capital Allocation Trust(a)	1,262,828	20,950,317
BlackRock Health Sciences Term Trust(a)	1,561,258	25,073,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2024
	Shares	Value
Equities-(continued)
BlackRock Innovation and Growth Term Trust(a)	3,375,637	$ 25,351,034
BlackRock Utilities, Infrastructure & Power Opportunities Trust	178,086	4,161,870
		75,537,024
Fixed Income-7.91%
Barings Corporate Investors(a)	137,671	2,486,338
BlackRock ESG Capital Allocation Term Trust(a)	1,187,492	20,781,110
BlackRock Income Trust, Inc.(a)	190,728	2,353,583
BlackRock Science & Technology Term Trust	1,118,210	21,659,728
Nuveen Variable Rate Preferred & Income Fund(a)	314,634	5,968,607
PIMCO Corporate & Income Strategy Fund(a)	339,743	4,572,941
Saba Capital Income & Opportunities Fund	500,607	3,704,492
TCW Strategic Income Fund, Inc.(a)	324,818	1,663,068
		63,189,867
Foreign Equity-0.39%
Allspring Global Dividend Opportunity Fund	627,369	3,099,203
Option Income-31.01%
BlackRock Energy and Resources Trust	396,347	5,231,741
BlackRock Enhanced Capital and Income Fund, Inc.	506,902	9,935,279
BlackRock Enhanced Equity Dividend Trust(a)	2,438,476	21,044,048
BlackRock Enhanced Global Dividend Trust(a)	902,896	10,049,233
BlackRock Enhanced International Dividend Trust	1,464,142	8,521,306
BlackRock Health Sciences Trust	165,180	7,005,119
BlackRock Resources & Commodities Strategy Trust	1,218,848	11,310,909
BlackRock Science & Technology Trust(a)	286,592	10,090,904
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	110,116	3,622,816
Eaton Vance Enhanced Equity Income Fund	321,177	6,189,081
Eaton Vance Enhanced Equity Income Fund II(a)	479,498	10,285,232
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	777,960	7,048,318
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	340,361	4,822,915
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,337,834	18,221,299
Eaton Vance Tax-Managed Diversified Equity Income Fund(a)	1,442,726	20,529,991
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,580,066	13,225,152
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,013,932	$ 34,158,561
First Trust Enhanced Equity Income Fund(a)	182,985	3,698,127
John Hancock Hedged Equity & Income Fund(a)	176,163	1,928,985
Madison Covered Call & Equity Strategy Fund(a)	136,999	1,002,833
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	531,231	7,787,847
Nuveen S&P 500 Buy-Write Income Fund	1,363,528	18,448,534
Nuveen S&P 500 Dynamic Overwrite Fund(a)	210,570	3,516,519
Voya Global Advantage and Premium Opportunity Fund(a)	199,745	1,895,580
Voya Global Equity Dividend and Premium Opportunity Fund(a)	1,051,335	5,929,529
Voya Infrastructure Industrials and Materials Fund(a)	196,227	2,131,025
		247,630,883
Total Closed-End Funds (Cost $758,106,649)		796,928,641
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(c) (Cost $669,620)	669,620	669,620
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $758,776,269)		797,598,261
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.30%
Invesco Private Government Fund, 5.28%(b)(c)(d)	5,109,502	5,109,502
Invesco Private Prime Fund, 5.46%(b)(c)(d)	13,271,394	13,276,703
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,385,417)		18,386,205
TOTAL INVESTMENTS IN SECURITIES-102.17% (Cost $777,161,686)		815,984,466
OTHER ASSETS LESS LIABILITIES-(2.17)%		(17,363,326)
NET ASSETS-100.00%		$798,621,140

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Bond Fund	$1,512,275	$553,596	$(777,752)	$345,916	$(139,345)	$1,494,690	$92,472
Invesco Senior Income Trust	6,565,748	950,449	(3,924,471)	239,912	379,141	4,210,779	641,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco CEF Income Composite ETF (PCEF)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$29,461,898	$(28,792,278)	$-	$-	$669,620	$21,210
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,215,197	83,702,240	(83,807,935)	-	-	5,109,502	297,726*
Invesco Private Prime Fund	13,410,509	196,304,553	(196,444,559)	1,012	5,188	13,276,703	798,845*
Total	$26,703,729	$310,972,736	$(313,746,995)	$586,840	$244,984	$24,761,294	$1,851,993

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
August 31, 2024
Schedule of Investments
	Principal Amount	Value
U.S. Treasury Securities-99.81%
U.S. Treasury Bonds-79.65%
7.63%, 02/15/2025	$26,275,500	$ 26,637,674
6.00%, 02/15/2026	26,331,700	27,116,508
6.63%, 02/15/2027	25,428,300	27,189,408
5.25%, 02/15/2029	25,888,800	27,578,651
5.38%, 02/15/2031	25,255,700	27,620,462
4.50%, 02/15/2036(a)	21,783,500	23,092,212
4.75%, 02/15/2037	25,603,700	27,666,998
4.38%, 02/15/2038	26,732,700	27,826,026
3.50%, 02/15/2039	29,733,300	28,010,859
4.63%, 02/15/2040	26,328,100	27,933,497
4.75%, 02/15/2041	26,078,300	28,043,341
3.13%, 02/15/2042	32,624,600	28,111,955
3.13%, 02/15/2043	32,966,000	27,979,893
3.63%, 02/15/2044	30,775,200	27,927,292
2.50%, 02/15/2045	37,327,600	28,045,276
2.50%, 02/15/2046	37,694,700	27,998,622
3.00%, 02/15/2047	34,631,300	27,918,780
3.00%, 02/15/2048	34,822,900	27,854,239
3.00%, 02/15/2049	34,920,200	27,790,204
2.00%, 02/15/2050	43,470,700	27,845,021
1.88%, 02/15/2051	45,205,800	27,892,508
2.25%, 02/15/2052	41,364,600	27,841,123
3.63%, 02/15/2053	30,944,500	27,767,854
4.25%, 02/15/2054	27,570,300	27,684,458
		661,372,861
U.S. Treasury Notes-20.16%
2.75%, 02/15/2028	28,707,600	27,749,932
1.50%, 02/15/2030	31,650,300	28,134,768
1.88%, 02/15/2032	32,238,600	28,169,106
3.50%, 02/15/2033	28,681,400	27,906,666
4.00%, 02/15/2034	27,578,800	27,757,632
3.88%, 08/15/2034	27,830,000	27,732,160
		167,450,264
Total U.S. Treasury Securities (Cost $902,132,239)		828,823,125
	Shares	Value
Money Market Funds-1.97%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(c) (Cost $16,348,308)	16,348,308	$ 16,348,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.78% (Cost $918,480,547)		845,171,433
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.23%
Invesco Private Government Fund, 5.28%(b)(c)(d)	477,789	477,789
Invesco Private Prime Fund, 5.46%(b)(c)(d)	1,398,258	1,398,817
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,876,606)		1,876,606
TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $920,357,153)		847,048,039
OTHER ASSETS LESS LIABILITIES-(2.01)%		(16,659,165)
NET ASSETS-100.00%		$830,388,874

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at August 31, 2024.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,918,811	$82,370,030	$(78,940,533)	$-	$-	$16,348,308	$144,131
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$761,903,965	$(761,426,176)	$-	$-	$477,789	$401,200*
Invesco Private Prime Fund	-	832,150,096	(830,755,626)	-	4,347	1,398,817	695,611*
Total	$12,918,811	$1,676,424,091	$(1,671,122,335)	$-	$4,347	$18,224,914	$1,240,942

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Floating Rate Municipal Income ETF (PVI)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-90.18%
California-13.96%
Los Angeles (City of), CA Department of Water & Power, Subseries 2001 B-5, Ref. VRD RB(a)	2.00%	07/01/2034	$1,500	$ 1,500,000
Modesto (City of), CA Public Financing Authority, Series 2008, Ref. VRD RB, (LOC - Bank of the West)(a)(b)	2.15%	09/01/2033	900	900,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2018 B, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.95%	05/01/2058	1,000	1,000,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.15%	04/01/2039	1,800	1,800,000
				5,200,000
Connecticut-3.22%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	2.65%	11/15/2050	1,200	1,200,000
District of Columbia-2.69%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.87%	08/15/2038	1,000	1,000,000
Florida-13.16%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.85%	09/01/2035	1,200	1,200,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.80%	06/01/2048	500	500,000
JEA Electric System, Series 2008 3C-2, VRD RB(a)	2.70%	10/01/2034	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	3.02%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	2.50%	10/01/2038	1,500	1,500,000
				4,900,000
Illinois-3.22%
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 F, Ref. VRD RB(a)	2.60%	08/15/2057	1,200	1,200,000
Louisiana-2.15%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.50%	09/01/2033	800	800,000
Minnesota-3.22%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	2.85%	12/01/2038	1,200	1,200,000
Missouri-0.54%
Kansas City (City of), MO (H Roe Bartle Convention Center), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	3.11%	04/15/2025	200	200,000
New York-24.10%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	2.70%	11/01/2038	800	800,000
Metropolitan Transportation Authority, Subseries 2013 G, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.77%	11/01/2026	1,200	1,200,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	2.40%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	2.80%	06/15/2046	1,375	1,375,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	2.40%	11/01/2036	1,200	1,200,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	2.70%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency (Flatbush Avenue Housing), Series 2010 A, VRD RB, (LOC - Helaba)(a)(b)	3.00%	11/01/2044	1,000	1,000,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	2.91%	10/15/2041	1,200	1,200,000
				8,975,000
North Carolina-5.10%
Raleigh & Durham (Cities of), NC Airport Authority, Series 2008 C, Ref. VRD RB, (LOC - TD Bank N.A.)(a)(b)	2.80%	05/01/2036	1,900	1,900,000
Pennsylvania-3.76%
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGM)(a)(c)	3.10%	12/01/2028	1,400	1,400,000
Texas-5.93%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	2.80%	08/01/2039	1,000	1,000,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	3.40%	06/01/2046	1,210	1,210,000
				2,210,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-5.37%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	2.93%	07/01/2032	$2,000	$ 2,000,000
Wisconsin-3.76%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.93%	08/15/2034	200	200,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	2.87%	03/01/2031	1,200	1,200,000
				1,400,000
TOTAL INVESTMENTS IN SECURITIES-90.18% (Cost $33,585,000)				33,585,000
OTHER ASSETS LESS LIABILITIES-9.82%				3,656,813
NET ASSETS-100.00%				$37,241,813

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2024.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A	12.8%
Wells Fargo Bank, N.A	5.4%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.31%
Aerospace & Defense-1.44%
Hexcel Corp., 4.20%, 02/15/2027	$1,592,000	$ 1,555,370
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	1,744,000	1,953,965
TransDigm, Inc.
5.50%, 11/15/2027	2,293,000	2,281,077
6.63%, 03/01/2032(b)(c)	2,252,000	2,344,828
		8,135,240
Air Freight & Logistics-0.69%
GN Bondco LLC, 9.50%, 10/15/2031(b)(c)	1,192,000	1,214,359
GXO Logistics, Inc.
1.65%, 07/15/2026	1,422,000	1,341,626
2.65%, 07/15/2031	1,592,000	1,339,516
		3,895,501
Automobile Components-2.78%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	4,564,000	4,542,165
Dana, Inc.
5.63%, 06/15/2028(c)	1,317,000	1,299,225
4.25%, 09/01/2030(c)	1,488,000	1,341,810
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,993,000	1,852,722
5.25%, 07/15/2031(c)	2,007,000	1,822,159
United Rentals (North America), Inc.
4.88%, 01/15/2028(c)	2,449,000	2,417,580
3.88%, 02/15/2031(c)	2,680,000	2,476,296
		15,751,957
Automobiles-2.05%
Ford Motor Co., 3.25%, 02/12/2032(c)	6,905,000	5,883,991
Ford Motor Credit Co. LLC, 3.38%, 11/13/2025	5,889,000	5,755,003
		11,638,994
Broadline Retail-2.08%
Kohl’s Corp.
4.25%, 07/17/2025(c)	2,090,000	2,072,293
4.63%, 05/01/2031(c)	2,478,000	2,050,221
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	4,501,000	4,309,450
Nordstrom, Inc.
4.00%, 03/15/2027	1,762,000	1,702,868
4.38%, 04/01/2030	1,812,000	1,670,703
		11,805,535
Building Products-0.94%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)(c)	4,335,000	3,964,257
Griffon Corp., 5.75%, 03/01/2028(c)	1,400,000	1,373,853
		5,338,110
Capital Markets-1.03%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	4,602,000	3,795,944
StoneX Group, Inc., 7.88%, 03/01/2031(b)	1,956,000	2,058,403
		5,854,347
	Principal Amount	Value
Chemicals-2.19%
Ashland, Inc., 3.38%, 09/01/2031(b)	$2,116,000	$ 1,855,587
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	2,308,000	2,447,105
Chemours Co. (The), 5.38%, 05/15/2027(c)	2,834,000	2,756,196
Olin Corp., 5.63%, 08/01/2029(c)	3,014,000	3,007,755
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	2,646,000	2,373,166
		12,439,809
Commercial Services & Supplies-1.97%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)(c)	1,893,000	1,799,493
4.88%, 07/15/2032(b)(c)	1,934,000	1,840,170
Brink’s Co. (The), 6.75%, 06/15/2032(b)	1,974,000	2,054,981
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	1,707,000	1,677,593
GEO Group, Inc. (The), 10.25%, 04/15/2031	1,965,000	2,077,874
Steelcase, Inc., 5.13%, 01/18/2029	1,769,000	1,734,287
		11,184,398
Construction & Engineering-1.29%
AECOM, 5.13%, 03/15/2027	3,604,000	3,610,895
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	841,000	880,671
Fluor Corp., 4.25%, 09/15/2028	2,910,000	2,825,024
		7,316,590
Consumer Finance-4.45%
Ally Financial, Inc.
5.75%, 11/20/2025(c)	3,070,000	3,079,143
6.70%, 02/14/2033(c)	3,074,000	3,167,087
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,659,000	1,706,386
Navient Corp.
5.50%, 03/15/2029(c)	1,918,000	1,823,186
5.63%, 08/01/2033	2,137,000	1,845,157
OneMain Finance Corp.
7.13%, 03/15/2026	1,902,000	1,939,656
4.00%, 09/15/2030(c)	2,284,000	2,023,287
SLM Corp., 4.20%, 10/29/2025(c)	2,736,000	2,712,696
Synchrony Financial, 7.25%, 02/02/2033(c)	6,705,000	6,918,804
		25,215,402
Consumer Staples Distribution & Retail-1.99%
Ingles Markets, Inc., 4.00%, 06/15/2031(b)	2,074,000	1,869,360
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026(c)	5,121,000	4,877,060
3.20%, 04/15/2030(c)	5,597,000	4,510,381
		11,256,801
Containers & Packaging-3.42%
Ball Corp., 2.88%, 08/15/2030	4,452,000	3,938,404
Berry Global, Inc.
1.57%, 01/15/2026	1,788,000	1,710,153
5.65%, 01/15/2034(b)(c)	1,683,000	1,713,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2024
	Principal Amount	Value
Containers & Packaging-(continued)
Crown Americas LLC, 5.25%, 04/01/2030	$1,702,000	$ 1,702,408
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	1,516,000	1,434,623
6.38%, 07/15/2032(b)(c)	1,406,000	1,439,293
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	2,471,000	2,503,429
Sealed Air Corp.
4.00%, 12/01/2027(b)	1,345,000	1,298,153
6.88%, 07/15/2033(b)(c)	1,222,000	1,309,053
Silgan Holdings, Inc., 4.13%, 02/01/2028(c)	2,429,000	2,348,748
		19,397,791
Distributors-1.05%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	5,550,000	5,951,914
Diversified Consumer Services-0.49%
Service Corp. International, 5.13%, 06/01/2029(c)	2,805,000	2,778,923
Diversified REITs-1.98%
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P., 3.75%, 12/15/2027(b)(c)	1,731,000	1,579,489
Hudson Pacific Properties L.P.
3.95%, 11/01/2027	1,160,000	1,031,784
3.25%, 01/15/2030	1,325,000	980,402
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)(c)	4,378,000	4,169,538
VICI Properties L.P.
4.75%, 02/15/2028	1,727,000	1,721,819
5.13%, 05/15/2032	1,739,000	1,720,092
		11,203,124
Diversified Telecommunication Services-1.12%
Level 3 Financing, Inc.
10.50%, 04/15/2029(b)	2,905,000	3,128,598
10.50%, 05/15/2030(b)	2,989,000	3,217,569
		6,346,167
Electric Utilities-3.22%
DPL, Inc., 4.13%, 07/01/2025	4,738,000	4,665,836
NRG Energy, Inc., 6.63%, 01/15/2027(c)	4,318,000	4,334,685
PG&E Corp., 5.25%, 07/01/2030	5,372,000	5,262,994
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	3,770,000	4,014,126
		18,277,641
Electrical Equipment-1.40%
Atkore, Inc., 4.25%, 06/01/2031(b)(c)	2,193,000	1,992,301
Regal Rexnord Corp.
6.05%, 02/15/2026	1,163,000	1,177,894
6.40%, 04/15/2033(c)	1,113,000	1,181,933
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)(c)	3,492,000	3,601,803
		7,953,931
Electronic Equipment, Instruments & Components-1.70%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	2,586,000	2,678,783
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Sensata Technologies, Inc., 6.63%, 07/15/2032(b)	$2,130,000	$ 2,205,279
Vontier Corp.
1.80%, 04/01/2026	1,116,000	1,062,338
2.95%, 04/01/2031	1,239,000	1,072,823
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	2,554,000	2,641,224
		9,660,447
Energy Equipment & Services-0.67%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	772,000	815,070
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)(c)	1,787,000	1,876,093
Valaris Ltd., 8.38%, 04/30/2030(b)	1,065,000	1,111,965
		3,803,128
Entertainment-0.71%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)	1,749,000	1,816,574
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)(c)	2,075,000	2,186,314
		4,002,888
Financial Services-2.77%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	2,625,000	2,792,559
Block, Inc.
2.75%, 06/01/2026(c)	1,692,000	1,626,617
3.50%, 06/01/2031(c)	1,828,000	1,651,659
HAT Holdings I LLC/HAT Holdings II LLC
8.00%, 06/15/2027(b)(c)	541,000	567,528
3.75%, 09/15/2030(b)	686,000	610,662
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)(c)	2,366,000	2,453,090
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)(c)	2,628,000	2,536,406
Radian Group, Inc., 4.50%, 10/01/2024	420	420
Vornado Realty L.P.
2.15%, 06/01/2026	1,783,000	1,687,665
3.40%, 06/01/2031	2,082,000	1,769,407
		15,696,013
Food Products-1.53%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)(c)	1,250,000	1,231,383
4.38%, 01/31/2032(b)	1,369,000	1,261,912
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	4,112,000	3,639,337
Post Holdings, Inc., 4.50%, 09/15/2031(b)(c)	2,738,000	2,549,484
		8,682,116
Gas Utilities-0.62%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	3,551,000	3,514,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2024
	Principal Amount	Value
Ground Transportation-1.13%
Hertz Corp. (The), 12.63%, 07/15/2029(b)(c)	$3,849,000	$ 4,103,188
XPO, Inc., 7.13%, 02/01/2032(b)(c)	2,216,000	2,319,904
		6,423,092
Health Care Equipment & Supplies-0.56%
Neogen Food Safety Corp., 8.63%, 07/20/2030(b)(c)	1,008,000	1,100,804
Teleflex, Inc., 4.63%, 11/15/2027(c)	2,131,000	2,092,200
		3,193,004
Health Care Providers & Services-4.03%
Centene Corp.
2.45%, 07/15/2028	5,036,000	4,611,716
4.63%, 12/15/2029	4,653,000	4,529,985
DaVita, Inc., 6.88%, 09/01/2032(b)	2,000,000	2,047,396
Encompass Health Corp., 4.75%, 02/01/2030(c)	2,400,000	2,328,590
Molina Healthcare, Inc., 3.88%, 05/15/2032(b)(c)	4,976,000	4,468,867
Tenet Healthcare Corp., 6.13%, 06/15/2030	4,773,000	4,851,478
		22,838,032
Health Care REITs-0.87%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00%, 10/15/2027	1,719,000	1,460,528
3.50%, 03/15/2031(c)	2,139,000	1,463,168
Sabra Health Care L.P.
5.13%, 08/15/2026	997,000	999,681
3.20%, 12/01/2031	1,192,000	1,034,473
		4,957,850
Hotel & Resort REITs-0.68%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	840,000	823,464
6.50%, 04/01/2032(b)	813,000	837,913
Service Properties Trust
5.50%, 12/15/2027	1,172,000	1,103,664
8.63%, 11/15/2031(b)(c)	1,044,000	1,117,699
		3,882,740
Hotels, Restaurants & Leisure-7.69%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)(c)	2,213,000	2,083,686
Brinker International, Inc., 8.25%, 07/15/2030(b)	1,614,000	1,716,894
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	3,442,000	3,539,257
Carnival Corp., 5.75%, 03/01/2027(b)	4,069,000	4,085,020
Churchill Downs, Inc.
5.50%, 04/01/2027(b)	748,000	746,458
6.75%, 05/01/2031(b)	729,000	750,046
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030(c)	3,231,000	3,172,556
International Game Technology PLC, 6.25%, 01/15/2027(b)	2,500,000	2,542,870
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
Las Vegas Sands Corp.
3.90%, 08/08/2029(c)	$2,688,000	$2,524,541
6.20%, 08/15/2034	2,410,000	2,470,215
MGM Resorts International
4.75%, 10/15/2028(c)	2,249,000	2,190,739
6.50%, 04/15/2032(c)	2,164,000	2,181,039
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(b)(c)	1,559,000	1,572,015
6.25%, 03/15/2032(b)(c)	1,565,000	1,617,182
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)(c)	1,721,000	1,785,992
Station Casinos LLC, 6.63%, 03/15/2032(b)	1,787,000	1,823,989
Travel + Leisure Co., Series J, 6.00%, 04/01/2027	2,295,000	2,302,663
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	2,290,000	2,381,886
Yum! Brands, Inc., 3.63%, 03/15/2031(c)	4,471,000	4,107,024
		43,594,072
Household Durables-3.61%
Century Communities, Inc., 6.75%, 06/01/2027	1,662,000	1,678,081
KB Home, 4.00%, 06/15/2031(c)	2,448,000	2,263,706
M/I Homes, Inc., 4.95%, 02/01/2028	1,964,000	1,931,188
MDC Holdings, Inc., 2.50%, 01/15/2031(c)	2,601,000	2,286,486
Newell Brands, Inc.
5.70%, 04/01/2026(c)	1,620,000	1,615,986
6.63%, 09/15/2029(c)	1,677,000	1,677,567
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027(b)	1,321,000	1,338,036
5.13%, 08/01/2030(b)(c)	1,396,000	1,380,797
Tempur Sealy International, Inc., 3.88%, 10/15/2031(b)(c)	2,339,000	2,059,368
TopBuild Corp., 4.13%, 02/15/2032(b)	2,306,000	2,100,329
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	2,097,000	2,120,486
		20,452,030
Independent Power and Renewable Electricity Producers-0.25%
Sunnova Energy Corp., 11.75%, 10/01/2028(b)	1,497,000	1,391,297
IT Services-0.51%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	1,105,000	1,140,724
Twilio, Inc., 3.63%, 03/15/2029	1,864,000	1,723,548
		2,864,272
Life Sciences Tools & Services-0.88%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	704,000	718,634
IQVIA, Inc., 6.50%, 05/15/2030(b)(c)	4,084,000	4,248,630
		4,967,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2024
	Principal Amount	Value
Machinery-0.29%
Hillenbrand, Inc.
5.00%, 09/15/2026	$832,000	$829,570
3.75%, 03/01/2031(c)	940,000	835,791
		1,665,361
Media-4.57%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(b)(c)	6,019,000	5,491,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	2,085,000	2,078,627
Lamar Media Corp.
3.75%, 02/15/2028	1,515,000	1,452,962
3.63%, 01/15/2031	1,607,000	1,456,424
News Corp., 5.13%, 02/15/2032(b)(c)	3,221,000	3,134,117
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)(c)	1,776,000	1,890,398
Paramount Global
2.90%, 01/15/2027(c)	3,334,000	3,163,765
4.95%, 01/15/2031(c)	3,451,000	3,207,334
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)(c)	4,705,000	4,041,905
		25,917,531
Metals & Mining-2.74%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	3,534,000	3,719,189
ATI, Inc.
5.88%, 12/01/2027(c)	869,000	871,508
5.13%, 10/01/2031	917,000	882,840
Carpenter Technology Corp., 6.38%, 07/15/2028	1,415,000	1,417,671
Cleveland-Cliffs Steel Corp., 7.00%, 03/15/2027	760	761
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030(b)(c)	3,284,000	3,333,529
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	1,619,000	1,456,541
United States Steel Corp., 6.88%, 03/01/2029	3,807,000	3,842,622
		15,524,661
Mortgage REITs-1.01%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/2031(b)	1,611,000	1,676,157
Starwood Property Trust, Inc., 4.75%, 03/15/2025(c)	4,088,000	4,070,268
		5,746,425
Oil, Gas & Consumable Fuels-7.96%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,983,000	2,044,917
Apache Corp., 4.25%, 01/15/2030(c)	3,917,000	3,742,409
Civitas Resources, Inc., 8.75%, 07/01/2031(b)	1,833,000	1,980,423
CNX Resources Corp., 7.25%, 03/01/2032(b)	1,853,000	1,941,501
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EQM Midstream Partners L.P.
5.50%, 07/15/2028	$1,276,000	$1,285,543
4.75%, 01/15/2031(b)(c)	1,355,000	1,302,827
Matador Resources Co., 6.50%, 04/15/2032(b)	1,773,000	1,800,774
Murphy Oil Corp., 5.88%, 12/01/2027(c)	2,374,000	2,386,148
Murphy Oil USA, Inc., 4.75%, 09/15/2029(c)	3,128,000	3,037,675
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	1,139,000	1,218,016
Occidental Petroleum Corp.
5.55%, 03/15/2026	3,687,000	3,720,349
6.63%, 09/01/2030(c)	3,453,000	3,722,058
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	4,073,000	4,238,702
Range Resources Corp., 4.88%, 05/15/2025	1,531,000	1,523,782
SM Energy Co.
6.50%, 07/15/2028	1,004,000	1,010,401
7.00%, 08/01/2032(b)	980,000	1,004,668
Southwestern Energy Co.
5.70%, 01/23/2025	1,786,000	1,783,610
5.38%, 03/15/2030	1,864,000	1,848,942
Talos Production, Inc., 9.38%, 02/01/2031(b)	1,569,000	1,676,822
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	2,274,000	2,363,056
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	1,478,000	1,514,292
		45,146,915
Passenger Airlines-2.81%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)(c)	3,551,333	3,535,765
Delta Air Lines, Inc.
7.38%, 01/15/2026(c)	2,873,000	2,942,998
3.75%, 10/28/2029(c)	3,276,000	3,060,271
United AirLines, Inc., 4.63%, 04/15/2029(b)(c)	6,721,000	6,402,296
		15,941,330
Personal Care Products-0.82%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	2,465,000	2,555,399
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	2,049,000	2,092,084
		4,647,483
Pharmaceuticals-1.08%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	2,308,000	2,395,759
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	4,003,000	3,752,447
		6,148,206
Professional Services-0.37%
TriNet Group, Inc., 7.13%, 08/15/2031(b)	2,016,000	2,092,412

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2024
	Principal Amount	Value
Real Estate Management & Development-1.49%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	$2,228,000	$ 1,960,175
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	2,632,000	2,852,580
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,101,000	995,039
5.00%, 03/01/2031(c)	1,168,000	1,017,045
Newmark Group, Inc., 7.50%, 01/12/2029	1,525,000	1,623,522
		8,448,361
Semiconductors & Semiconductor Equipment-1.84%
Amkor Technology, Inc., 6.63%, 09/15/2027(b)	2,397,000	2,412,545
Entegris, Inc., 4.75%, 04/15/2029(b)	2,075,000	2,037,955
Qorvo, Inc., 4.38%, 10/15/2029(c)	2,678,000	2,581,362
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,764,000	1,673,922
3.00%, 06/01/2031(c)	1,947,000	1,701,590
		10,407,374
Software-0.93%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,260,000	1,155,689
RingCentral, Inc., 8.50%, 08/15/2030(b)(c)	955,000	1,021,164
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	2,982,000	3,080,327
		5,257,180
Specialized REITs-0.97%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	1,381,000	1,393,574
3.25%, 01/15/2032	1,623,000	1,417,923
SBA Communications Corp., 3.88%, 02/15/2027(c)	2,752,000	2,665,491
		5,476,988
Specialty Retail-3.85%
Advance Auto Parts, Inc.
1.75%, 10/01/2027(c)	1,772,000	1,585,979
3.90%, 04/15/2030(c)	1,693,000	1,556,786
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	3,210,000	3,070,975
Bath & Body Works, Inc., 5.25%, 02/01/2028	3,282,000	3,238,066
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	4,274,000	3,696,075
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	4,471,000	4,165,102
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	2,898,000	2,655,956
Valvoline, Inc., 3.63%, 06/15/2031(b)	2,083,000	1,861,243
		21,830,182
	Principal Amount	Value
Technology Hardware, Storage & Peripherals-2.12%
Seagate HDD Cayman
4.75%, 01/01/2025	$2,200,000	$2,193,224
9.63%, 12/01/2032	1,884,168	2,174,064
Western Digital Corp.
4.75%, 02/15/2026	2,400,000	2,379,850
3.10%, 02/01/2032(c)	2,970,000	2,501,254
Xerox Holdings Corp., 5.50%, 08/15/2028(b)(c)	3,208,000	2,749,653
		11,998,045
Textiles, Apparel & Luxury Goods-0.71%
Crocs, Inc., 4.13%, 08/15/2031(b)	2,033,000	1,834,593
Under Armour, Inc., 3.25%, 06/15/2026(c)	2,235,000	2,167,775
		4,002,368
Trading Companies & Distributors-0.46%
Beacon Roofing Supply, Inc., 6.50%, 08/01/2030(b)(c)	2,520,000	2,590,361
Wireless Telecommunication Services-0.50%
United States Cellular Corp., 6.70%, 12/15/2033(c)	2,578,000	2,842,810
Total U.S. Dollar Denominated Bonds & Notes (Cost $553,439,802)		557,349,104
	Shares
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,209,436)	1,209,436	1,209,436
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.52% (Cost $554,649,238)		558,558,540
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.82%
Invesco Private Government Fund, 5.28%(d)(e)(f)	50,797,037	50,797,037
Invesco Private Prime Fund, 5.46%(d)(e)(f)	135,235,588	135,289,682
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $186,084,201)		186,086,719
TOTAL INVESTMENTS IN SECURITIES-131.34% (Cost $740,733,439)		744,645,259
OTHER ASSETS LESS LIABILITIES-(31.34)%		(177,688,592)
NET ASSETS-100.00%		$566,956,667

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $253,264,526, which represented 44.67% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,839,414	$81,093,893	$(87,723,871)	$-	$-	$1,209,436	$145,988
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,562,324	188,277,754	(186,043,041)	-	-	50,797,037	2,805,176*
Invesco Private Prime Fund	124,868,654	333,447,702	(323,073,610)	1,192	45,744	135,289,682	7,568,305*
Total	$181,270,392	$602,819,349	$(596,840,522)	$1,192	$45,744	$187,296,155	$10,519,469

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.01%
Aerospace & Defense-2.48%
Boeing Co. (The)
4.88%, 05/01/2025	$95,000	$94,623
5.15%, 05/01/2030	130,000	129,715
General Dynamics Corp.
3.75%, 05/15/2028	91,000	89,735
3.63%, 04/01/2030	110,000	106,607
General Electric Co., 6.75%, 03/15/2032	170,000	192,430
Howmet Aerospace, Inc., 3.00%, 01/15/2029	60,000	56,412
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	45,000	43,461
4.20%, 05/01/2030	40,000	38,771
L3Harris Technologies, Inc.
4.40%, 06/15/2028	63,000	62,752
5.40%, 07/31/2033	50,000	51,571
Lockheed Martin Corp.
3.55%, 01/15/2026	112,000	110,687
3.90%, 06/15/2032	147,000	142,288
Northrop Grumman Corp.
3.25%, 01/15/2028	76,000	73,349
4.40%, 05/01/2030	85,000	84,774
RTX Corp.
4.13%, 11/16/2028	168,000	165,912
6.10%, 03/15/2034	115,000	125,261
Textron, Inc., 3.00%, 06/01/2030	105,000	96,044
		1,664,392
Air Freight & Logistics-0.88%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	85,000	84,152
FedEx Corp.
3.10%, 08/05/2029	108,000	101,599
2.40%, 05/15/2031	130,000	114,275
United Parcel Service, Inc.
3.05%, 11/15/2027	144,000	138,959
4.45%, 04/01/2030	150,000	151,540
		590,525
Automobile Components-0.26%
BorgWarner, Inc.
2.65%, 07/01/2027	25,000	23,823
5.40%, 08/15/2034	40,000	40,211
Lear Corp., 3.80%, 09/15/2027	110,000	107,083
		171,117
Automobiles-0.45%
General Motors Co., 6.13%, 10/01/2025	150,000	151,633
PACCAR Financial Corp., 3.55%, 08/11/2025	150,000	148,674
		300,307
Banks-6.22%
Bank of America Corp., 3.25%, 10/21/2027(b)	555,000	538,245
Citigroup, Inc.
4.45%, 09/29/2027	270,000	268,774
6.63%, 06/15/2032	240,000	263,341
Citizens Bank N.A., 3.75%, 02/18/2026	70,000	68,739
Citizens Financial Group, Inc., 3.25%, 04/30/2030	90,000	82,631
	Principal Amount	Value
Banks-(continued)
Comerica, Inc., 4.00%, 02/01/2029	$143,000	$ 136,427
Fifth Third Bancorp, 2.55%, 05/05/2027	190,000	180,352
Huntington Bancshares, Inc., 2.55%, 02/04/2030	177,000	157,695
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	686,000	667,231
KeyBank N.A., 4.15%, 08/08/2025	91,000	90,165
KeyCorp, 2.55%, 10/01/2029	80,000	71,662
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	170,000	169,007
PNC Bank N.A., 4.05%, 07/26/2028	130,000	127,951
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	155,000	140,893
Regions Financial Corp., 1.80%, 08/12/2028	190,000	169,961
Truist Bank, 3.63%, 09/16/2025	126,000	124,154
Truist Financial Corp., 1.95%, 06/05/2030	160,000	138,201
U.S. Bancorp
1.38%, 07/22/2030	160,000	134,736
Series V, 2.38%, 07/22/2026	156,000	150,727
Wells Fargo & Co., 4.15%, 01/24/2029(b)	490,000	484,581
		4,165,473
Beverages-1.51%
Coca-Cola Co. (The)
1.45%, 06/01/2027	140,000	130,841
2.25%, 01/05/2032(b)	190,000	166,404
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	30,985
5.45%, 06/01/2034	25,000	26,022
Constellation Brands, Inc.
4.35%, 05/09/2027	40,000	39,861
2.25%, 08/01/2031	90,000	76,750
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	71,000	71,343
4.05%, 04/15/2032	60,000	57,742
Molson Coors Beverage Co., 3.00%, 07/15/2026	98,000	95,359
PepsiCo, Inc.
3.00%, 10/15/2027	164,000	159,051
2.75%, 03/19/2030	170,000	157,522
		1,011,880
Biotechnology-1.74%
AbbVie, Inc.
2.60%, 11/21/2024	160,000	159,038
3.20%, 11/21/2029	189,000	179,138
Amgen, Inc.
5.15%, 03/02/2028	165,000	168,569
5.25%, 03/02/2033	130,000	133,656
Biogen, Inc.
4.05%, 09/15/2025	87,000	86,291
2.25%, 05/01/2030	90,000	79,472
Gilead Sciences, Inc.
3.65%, 03/01/2026	98,000	96,722
1.65%, 10/01/2030	145,000	123,492
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	160,000	136,825
		1,163,203

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Broadline Retail-0.93%
Amazon.com, Inc.
3.15%, 08/22/2027(b)	$275,000	$268,361
2.10%, 05/12/2031(b)	305,000	266,558
eBay, Inc.
3.60%, 06/05/2027	45,000	44,095
2.70%, 03/11/2030	50,000	45,742
		624,756
Building Products-0.85%
Carlisle Cos., Inc.
3.75%, 12/01/2027	40,000	39,044
2.75%, 03/01/2030	40,000	36,377
Carrier Global Corp.
2.24%, 02/15/2025	50,000	49,272
2.72%, 02/15/2030	60,000	54,937
Fortune Brands Innovations, Inc., 3.25%, 09/15/2029	63,000	58,842
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
5.50%, 04/19/2029	80,000	83,221
1.75%, 09/15/2030	70,000	60,174
Lennox International, Inc., 5.50%, 09/15/2028	40,000	41,313
Masco Corp.
1.50%, 02/15/2028	45,000	40,576
2.00%, 02/15/2031	50,000	42,417
Owens Corning
5.50%, 06/15/2027	30,000	30,756
5.70%, 06/15/2034	30,000	31,327
		568,256
Capital Markets-3.94%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	75,000	72,778
4.50%, 05/13/2032	70,000	69,428
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	136,000	128,456
1.80%, 07/28/2031	130,000	108,959
BlackRock, Inc.
3.20%, 03/15/2027	90,000	88,103
1.90%, 01/28/2031	135,000	116,473
Charles Schwab Corp. (The)
2.00%, 03/20/2028	130,000	119,813
2.90%, 03/03/2032	165,000	146,032
CME Group, Inc.
3.00%, 03/15/2025	131,000	129,727
2.65%, 03/15/2032	85,000	75,827
Franklin Resources, Inc., 1.60%, 10/30/2030	140,000	117,282
Goldman Sachs Group, Inc. (The)
3.50%, 04/01/2025	175,000	173,335
3.80%, 03/15/2030(b)	210,000	202,524
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	50,000	50,115
4.15%, 01/23/2030	55,000	52,918
Morgan Stanley
3.63%, 01/20/2027	187,000	184,146
7.25%, 04/01/2032	160,000	187,780
MSCI, Inc., 3.25%, 08/15/2033(c)	95,000	82,485
Nasdaq, Inc.
3.85%, 06/30/2026	80,000	79,176
1.65%, 01/15/2031	50,000	41,975
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp.
4.00%, 05/10/2027	$60,000	$59,769
1.95%, 05/01/2030	75,000	66,211
Raymond James Financial, Inc., 4.65%, 04/01/2030	110,000	111,474
State Street Corp.
3.55%, 08/18/2025	101,000	99,991
2.40%, 01/24/2030	85,000	77,558
		2,642,335
Chemicals-3.09%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	70,000	67,738
2.05%, 05/15/2030	69,000	61,327
Albemarle Corp.
4.65%, 06/01/2027	30,000	29,930
5.05%, 06/01/2032	30,000	29,668
Celanese US Holdings LLC
6.17%, 07/15/2027	30,000	30,967
6.38%, 07/15/2032	45,000	47,601
CF Industries, Inc.
4.50%, 12/01/2026(c)	40,000	39,742
5.15%, 03/15/2034	40,000	39,907
Dow Chemical Co. (The)
4.80%, 11/30/2028	105,000	106,501
2.10%, 11/15/2030	110,000	96,497
DuPont de Nemours, Inc., 4.73%, 11/15/2028	145,000	147,145
Eastman Chemical Co.
4.50%, 12/01/2028	60,000	59,907
5.75%, 03/08/2033	40,000	41,751
Ecolab, Inc.
2.70%, 11/01/2026	50,000	48,329
4.80%, 03/24/2030	45,000	46,052
EIDP, Inc.
1.70%, 07/15/2025	50,000	48,679
2.30%, 07/15/2030	65,000	58,196
FMC Corp.
3.20%, 10/01/2026	48,000	46,568
3.45%, 10/01/2029	22,000	20,612
Huntsman International LLC, 4.50%, 05/01/2029	80,000	77,947
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(c)	40,000	36,707
2.30%, 11/01/2030(c)	40,000	34,704
Linde, Inc.
3.20%, 01/30/2026	97,000	95,393
1.10%, 08/10/2030	145,000	122,119
LYB International Finance II B.V., 3.50%, 03/02/2027	110,000	107,310
LYB International Finance III LLC, 2.25%, 10/01/2030	105,000	91,968
Mosaic Co. (The)
4.05%, 11/15/2027	55,000	54,059
5.45%, 11/15/2033	55,000	56,176
PPG Industries, Inc., 3.75%, 03/15/2028	96,000	93,950

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Chemicals-(continued)
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	$80,000	$74,518
2.20%, 03/15/2032	60,000	50,920
Westlake Corp., 3.60%, 08/15/2026	109,000	106,873
		2,069,761
Commercial Services & Supplies-0.65%
Cintas Corp. No. 2
3.70%, 04/01/2027	28,000	27,608
4.00%, 05/01/2032	55,000	53,270
Republic Services, Inc.
3.95%, 05/15/2028	79,000	78,014
1.75%, 02/15/2032	70,000	57,713
Veralto Corp.
5.35%, 09/18/2028(c)	55,000	56,719
5.45%, 09/18/2033(c)	20,000	20,681
Waste Management, Inc.
3.15%, 11/15/2027	60,000	58,091
1.50%, 03/15/2031	100,000	83,408
		435,504
Communications Equipment-0.77%
Cisco Systems, Inc.
2.50%, 09/20/2026	170,000	164,662
5.05%, 02/26/2034	160,000	165,825
Juniper Networks, Inc., 3.75%, 08/15/2029	113,000	108,376
Motorola Solutions, Inc.
4.60%, 05/23/2029	33,000	33,099
5.40%, 04/15/2034	40,000	41,283
		513,245
Construction & Engineering-0.32%
MasTec, Inc., 5.90%, 06/15/2029	90,000	93,150
Quanta Services, Inc.
4.75%, 08/09/2027	50,000	50,237
2.90%, 10/01/2030	80,000	72,687
		216,074
Construction Materials-0.27%
Eagle Materials, Inc., 2.50%, 07/01/2031	60,000	52,178
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	70,000	60,252
Vulcan Materials Co., 3.50%, 06/01/2030	75,000	71,039
		183,469
Consumer Finance-1.47%
Ally Financial, Inc.
2.20%, 11/02/2028	105,000	94,209
8.00%, 11/01/2031	60,000	68,518
American Express Co., 4.05%, 05/03/2029(b)	210,000	209,146
Capital One Financial Corp., 3.80%, 01/31/2028(b)	280,000	271,742
Discover Bank, 4.65%, 09/13/2028	80,000	79,755
Discover Financial Services, 6.70%, 11/29/2032	75,000	81,772
General Motors Financial Co., Inc., 3.10%, 01/12/2032	210,000	183,098
		988,240
	Principal Amount	Value
Consumer Staples Distribution & Retail-2.55%
Costco Wholesale Corp.
1.38%, 06/20/2027	$155,000	$144,263
1.60%, 04/20/2030	180,000	157,010
Dollar General Corp.
3.88%, 04/15/2027	55,000	53,755
3.50%, 04/03/2030	60,000	55,457
Dollar Tree, Inc.
4.20%, 05/15/2028	67,000	65,780
2.65%, 12/01/2031	60,000	51,222
Kroger Co. (The)
4.50%, 01/15/2029	105,000	105,372
1.70%, 01/15/2031	125,000	104,428
Sysco Corp.
3.30%, 07/15/2026	125,000	122,307
5.95%, 04/01/2030	60,000	64,062
Target Corp.
3.38%, 04/15/2029	140,000	136,001
4.50%, 09/15/2032	130,000	130,823
Walmart, Inc.
3.90%, 09/09/2025	260,000	258,759
1.80%, 09/22/2031(b)	305,000	261,853
		1,711,092
Containers & Packaging-0.53%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	40,000	39,220
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	50,000	43,604
Avery Dennison Corp.
4.88%, 12/06/2028	31,000	31,389
2.25%, 02/15/2032	55,000	46,085
Packaging Corp. of America
3.40%, 12/15/2027	40,000	38,698
3.00%, 12/15/2029	40,000	37,221
Sealed Air Corp., 1.57%, 10/15/2026(c)	60,000	55,800
Sonoco Products Co., 3.13%, 05/01/2030	70,000	64,815
		356,832
Distributors-0.28%
Genuine Parts Co.
4.95%, 08/15/2029	50,000	50,323
1.88%, 11/01/2030	60,000	50,788
LKQ Corp.
5.75%, 06/15/2028	40,000	41,207
6.25%, 06/15/2033	40,000	42,038
		184,356
Diversified REITs-0.50%
American Assets Trust L.P., 3.38%, 02/01/2031	30,000	25,528
COPT Defense Properties L.P., 2.75%, 04/15/2031	55,000	47,208
CubeSmart L.P.
2.25%, 12/15/2028	40,000	36,343
2.50%, 02/15/2032	30,000	25,615
Digital Realty Trust L.P., 3.60%, 07/01/2029	140,000	133,899
W.P. Carey, Inc., 2.40%, 02/01/2031	80,000	68,787
		337,380

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Diversified Telecommunication Services-1.32%
AT&T, Inc.
4.35%, 03/01/2029	$225,000	$224,265
4.30%, 02/15/2030	206,000	203,961
Verizon Communications, Inc.
4.33%, 09/21/2028	235,000	234,552
2.36%, 03/15/2032(b)	260,000	220,997
		883,775
Electric Utilities-4.92%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	90,000	78,253
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	35,000	37,614
American Electric Power Co., Inc., 3.20%, 11/13/2027	81,000	77,734
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	75,000	64,953
Avangrid, Inc., 3.80%, 06/01/2029	58,000	55,891
Berkshire Hathaway Energy Co., 3.70%, 07/15/2030	280,000	269,680
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	70,000	61,534
Series D, 4.00%, 12/01/2028	100,000	99,197
Constellation Energy Generation LLC
5.60%, 03/01/2028	70,000	72,568
5.80%, 03/01/2033	55,000	57,790
Duke Energy Corp.
2.65%, 09/01/2026	116,000	111,927
2.55%, 06/15/2031	155,000	134,594
Entergy Corp., 1.90%, 06/15/2028	75,000	68,188
Entergy Louisiana LLC, 4.00%, 03/15/2033	80,000	74,946
Evergy, Inc., 2.90%, 09/15/2029	105,000	96,515
Eversource Energy, 3.38%, 03/01/2032	80,000	71,567
Exelon Corp.
3.95%, 06/15/2025	100,000	99,212
4.05%, 04/15/2030	100,000	97,515
Interstate Power and Light Co., 4.10%, 09/26/2028	53,000	52,269
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	80,000	78,950
New York State Electric & Gas Corp., 5.30%, 08/15/2034(c)	50,000	50,501
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	110,000	107,472
2.25%, 06/01/2030	106,000	93,635
NRG Energy, Inc., 7.00%, 03/15/2033(c)	50,000	55,046
Pacific Gas and Electric Co.
3.15%, 01/01/2026	70,000	68,363
4.55%, 07/01/2030	65,000	63,594
Pinnacle West Capital Corp., 1.30%, 06/15/2025	35,000	33,959
PPL Capital Funding, Inc., 3.10%, 05/15/2026	60,000	58,440
PPL Electric Utilities Corp., 5.00%, 05/15/2033	55,000	55,848
Public Service Co. of Colorado, 1.88%, 06/15/2031	70,000	58,576
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/2030	100,000	85,453
	Principal Amount	Value
Electric Utilities-(continued)
Southern California Edison Co.
5.95%, 11/01/2032	$90,000	$96,468
Series E, 3.70%, 08/01/2025	80,000	79,173
Southern Co. (The)
3.25%, 07/01/2026	128,000	124,991
Series A, 3.70%, 04/30/2030	147,000	140,469
Virginia Electric & Power Co., Series A, 3.50%, 03/15/2027	100,000	97,979
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	40,000	38,937
6.95%, 10/15/2033(c)	60,000	66,698
Wisconsin Electric Power Co., 4.75%, 09/30/2032	50,000	50,824
Wisconsin Power and Light Co., 3.95%, 09/01/2032	40,000	37,731
Xcel Energy, Inc., 4.00%, 06/15/2028	70,000	68,594
		3,293,648
Electrical Equipment-0.30%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	55,000	47,251
Emerson Electric Co.
0.88%, 10/15/2026	85,000	79,271
2.20%, 12/21/2031	90,000	77,846
		204,368
Electronic Equipment, Instruments & Components-1.66%
Amphenol Corp.
4.35%, 06/01/2029	40,000	40,006
2.80%, 02/15/2030	50,000	45,963
Arrow Electronics, Inc.
3.88%, 01/12/2028	58,000	56,262
2.95%, 02/15/2032	80,000	69,424
Avnet, Inc., 4.63%, 04/15/2026	83,000	82,539
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	40,000	38,190
3.57%, 12/01/2031	50,000	45,091
Eaton Corp.
3.10%, 09/15/2027	59,000	57,204
4.00%, 11/02/2032	85,000	82,129
Flex Ltd.
4.88%, 06/15/2029	40,000	39,865
5.25%, 01/15/2032	50,000	50,032
Jabil, Inc.
3.95%, 01/12/2028	53,000	51,517
3.00%, 01/15/2031	50,000	44,030
Keysight Technologies, Inc.
4.60%, 04/06/2027	18,000	17,982
3.00%, 10/30/2029	40,000	37,301
TD SYNNEX Corp.
1.75%, 08/09/2026	40,000	37,698
6.10%, 04/12/2034	40,000	41,615
Teledyne Technologies, Inc.
2.25%, 04/01/2028	40,000	37,002
2.75%, 04/01/2031	40,000	35,430
Trimble, Inc.
4.90%, 06/15/2028	30,000	30,193
6.10%, 03/15/2033	40,000	42,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Tyco Electronics Group S.A.
4.50%, 02/13/2026	$70,000	$70,152
2.50%, 02/04/2032	65,000	57,071
		1,109,470
Energy Equipment & Services-0.58%
Halliburton Co., 2.92%, 03/01/2030	140,000	128,635
Helmerich & Payne, Inc., 2.90%, 09/29/2031	80,000	68,885
NOV, Inc., 3.60%, 12/01/2029	63,000	59,787
Schlumberger Investment S.A.
4.50%, 05/15/2028	60,000	60,311
2.65%, 06/26/2030	75,000	68,441
		386,059
Entertainment-1.08%
Electronic Arts, Inc., 1.85%, 02/15/2031	115,000	97,525
Netflix, Inc.
4.88%, 04/15/2028	90,000	91,810
4.88%, 06/15/2030(c)	95,000	97,199
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	35,000	34,645
4.00%, 04/14/2032	30,000	28,487
Walt Disney Co. (The)
2.20%, 01/13/2028	125,000	117,388
2.65%, 01/13/2031	120,000	108,149
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	90,000	86,241
4.28%, 03/15/2032	70,000	61,220
		722,664
Financial Services-3.22%
Apollo Global Management, Inc., 6.38%, 11/15/2033	140,000	154,193
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	303,000	298,822
Block Financial LLC
2.50%, 07/15/2028	30,000	27,574
3.88%, 08/15/2030	40,000	37,964
Corebridge Financial, Inc.
3.65%, 04/05/2027	90,000	88,148
3.90%, 04/05/2032	150,000	138,950
Enact Holdings, Inc., 6.25%, 05/28/2029	50,000	51,590
Equitable Holdings, Inc.
4.35%, 04/20/2028	91,000	89,894
5.59%, 01/11/2033	60,000	62,086
Essent Group Ltd., 6.25%, 07/01/2029	25,000	25,912
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	50,000	47,463
2.25%, 03/01/2031	65,000	56,273
Fiserv, Inc.
3.50%, 07/01/2029	108,000	103,451
5.63%, 08/21/2033	55,000	57,579
Global Payments, Inc.
3.20%, 08/15/2029	63,000	58,452
5.40%, 08/15/2032	50,000	51,019
LPL Holdings, Inc.
6.75%, 11/17/2028	25,000	26,672
6.00%, 05/20/2034	30,000	30,852
Mastercard, Inc.
3.30%, 03/26/2027	100,000	98,054
3.35%, 03/26/2030	85,000	81,410
	Principal Amount	Value
Financial Services-(continued)
PayPal Holdings, Inc.
3.90%, 06/01/2027	$80,000	$79,384
2.85%, 10/01/2029	95,000	88,480
Radian Group, Inc., 6.20%, 05/15/2029	40,000	41,679
TPG Operating Group II, L.P., 5.88%, 03/05/2034	60,000	63,122
Visa, Inc.
3.15%, 12/14/2025	131,000	129,005
2.05%, 04/15/2030	115,000	103,113
Western Union Co. (The), 1.35%, 03/15/2026	70,000	66,374
		2,157,515
Food Products-2.52%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	90,000	86,897
3.25%, 03/27/2030	95,000	89,762
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	90,000	87,184
2.75%, 05/14/2031	70,000	62,016
Campbell Soup Co.
4.15%, 03/15/2028	33,000	32,722
2.38%, 04/24/2030	40,000	35,785
Conagra Brands, Inc., 4.85%, 11/01/2028	80,000	80,669
Flowers Foods, Inc., 2.40%, 03/15/2031	80,000	68,936
General Mills, Inc.
4.20%, 04/17/2028	76,000	75,564
4.95%, 03/29/2033	75,000	75,676
Hershey Co. (The), 2.30%, 08/15/2026	88,000	84,829
Hormel Foods Corp.
1.70%, 06/03/2028	50,000	45,722
1.80%, 06/11/2030	50,000	43,684
Ingredion, Inc.
3.20%, 10/01/2026	28,000	27,261
2.90%, 06/01/2030	40,000	36,794
JM Smucker Co. (The)
3.50%, 03/15/2025	33,000	32,699
2.38%, 03/15/2030	40,000	35,742
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	105,000	102,289
3.75%, 04/01/2030	85,000	81,836
McCormick & Co., Inc.
3.40%, 08/15/2027	48,000	46,795
1.85%, 02/15/2031	70,000	59,248
Mondelez International, Inc.
1.50%, 05/04/2025	100,000	97,685
2.75%, 04/13/2030	95,000	87,156
Tyson Foods, Inc.
4.35%, 03/01/2029	115,000	113,723
4.88%, 08/15/2034	100,000	99,125
		1,689,799
Gas Utilities-0.27%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	49,338
1.50%, 01/15/2031	45,000	37,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Gas Utilities-(continued)
National Fuel Gas Co.
5.50%, 01/15/2026	$20,000	$20,134
2.95%, 03/01/2031	20,000	17,435
Southwest Gas Corp., 4.05%, 03/15/2032	60,000	56,334
		180,790
Ground Transportation-1.10%
CSX Corp.
4.25%, 03/15/2029	70,000	69,904
4.10%, 11/15/2032	90,000	87,237
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	90,000	88,922
Norfolk Southern Corp.
3.80%, 08/01/2028	60,000	59,062
5.05%, 08/01/2030	95,000	98,011
Ryder System, Inc.
5.25%, 06/01/2028	70,000	71,479
6.60%, 12/01/2033	30,000	33,168
Union Pacific Corp.
3.95%, 09/10/2028	124,000	123,048
2.80%, 02/14/2032	115,000	103,111
		733,942
Health Care Equipment & Supplies-1.92%
Abbott Laboratories
3.75%, 11/30/2026	117,000	115,993
1.40%, 06/30/2030	120,000	103,944
Baxter International, Inc.
1.92%, 02/01/2027	110,000	103,288
2.54%, 02/01/2032	50,000	42,718
Becton, Dickinson and Co.
3.70%, 06/06/2027	90,000	88,208
1.96%, 02/11/2031	80,000	68,003
Boston Scientific Corp., 2.65%, 06/01/2030	140,000	127,596
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	55,000	50,002
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	68,000	67,570
2.60%, 11/15/2029	76,000	70,106
Edwards Lifesciences Corp., 4.30%, 06/15/2028	57,000	56,345
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	65,000	67,135
5.91%, 11/22/2032	70,000	74,618
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	60,000	52,640
Stryker Corp.
3.50%, 03/15/2026	74,000	72,792
1.95%, 06/15/2030	70,000	61,144
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	35,000	34,661
2.60%, 11/24/2031	35,000	30,345
		1,287,108
Health Care Providers & Services-4.00%
Cardinal Health, Inc.
3.41%, 06/15/2027	124,000	120,661
5.45%, 02/15/2034	120,000	124,066
Cencora, Inc.
3.45%, 12/15/2027	164,000	159,028
2.70%, 03/15/2031	135,000	119,730
	Principal Amount	Value
Health Care Providers & Services-(continued)
Cigna Group (The)
4.38%, 10/15/2028	$144,000	$143,243
2.38%, 03/15/2031	145,000	126,104
CVS Health Corp.
4.30%, 03/25/2028	180,000	177,881
5.25%, 02/21/2033	190,000	191,218
Elevance Health, Inc.
3.65%, 12/01/2027	115,000	112,537
2.25%, 05/15/2030	125,000	110,876
HCA, Inc.
5.38%, 02/01/2025	95,000	94,883
3.50%, 09/01/2030	135,000	125,919
Humana, Inc.
1.35%, 02/03/2027	110,000	101,915
2.15%, 02/03/2032	95,000	78,820
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	43,000	42,714
2.95%, 12/01/2029	40,000	36,862
McKesson Corp.
1.30%, 08/15/2026	150,000	141,188
5.10%, 07/15/2033	135,000	138,705
Quest Diagnostics, Inc.
3.50%, 03/30/2025	70,000	69,371
2.95%, 06/30/2030	35,000	32,108
UnitedHealth Group, Inc.
3.75%, 07/15/2025	169,000	168,015
5.35%, 02/15/2033	185,000	193,700
Universal Health Services, Inc.
1.65%, 09/01/2026	40,000	37,575
2.65%, 10/15/2030	35,000	30,942
		2,678,061
Health Care REITs-0.86%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	53,000	52,487
2.00%, 05/18/2032	75,000	60,968
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	66,000	64,534
2.00%, 03/15/2031	20,000	16,454
Healthpeak OP LLC
3.25%, 07/15/2026	50,000	48,818
5.25%, 12/15/2032	40,000	40,711
Omega Healthcare Investors, Inc.
5.25%, 01/15/2026	18,000	18,007
3.38%, 02/01/2031	30,000	26,758
Ventas Realty L.P.
4.40%, 01/15/2029	44,000	43,568
2.50%, 09/01/2031	65,000	55,577
Welltower OP LLC
4.00%, 06/01/2025	76,000	75,342
3.10%, 01/15/2030	80,000	74,115
		577,339
Hotel & Resort REITs-0.10%
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	30,000	29,716
Series H, 3.38%, 12/15/2029	39,000	35,938
		65,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Hotels, Restaurants & Leisure-1.54%
Booking Holdings, Inc.
3.60%, 06/01/2026	$55,000	$54,290
4.63%, 04/13/2030	80,000	80,890
Choice Hotels International, Inc., 5.85%, 08/01/2034	40,000	40,907
Darden Restaurants, Inc.
3.85%, 05/01/2027	64,000	62,833
6.30%, 10/10/2033	60,000	64,351
Expedia Group, Inc., 3.80%, 02/15/2028	68,000	66,173
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028(c)	50,000	52,027
Hyatt Hotels Corp., 5.75%, 01/30/2027	60,000	61,195
Marriott International, Inc.
5.00%, 10/15/2027	75,000	76,188
Series FF, 4.63%, 06/15/2030	40,000	40,064
McDonald’s Corp.
3.80%, 04/01/2028	125,000	123,078
3.60%, 07/01/2030	130,000	124,797
Starbucks Corp.
3.80%, 08/15/2025	106,000	104,954
2.55%, 11/15/2030	90,000	80,670
		1,032,417
Household Durables-0.83%
D.R. Horton, Inc.
1.40%, 10/15/2027	70,000	64,013
5.00%, 10/15/2034	70,000	69,881
Leggett & Platt, Inc., 4.40%, 03/15/2029	60,000	57,047
Lennar Corp., 4.75%, 11/29/2027	115,000	116,050
Mohawk Industries, Inc.
5.85%, 09/18/2028	30,000	31,403
3.63%, 05/15/2030	45,000	42,748
NVR, Inc., 3.00%, 05/15/2030	80,000	73,414
Whirlpool Corp., 4.75%, 02/26/2029	99,000	99,645
		554,201
Household Products-1.24%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	90,000	95,859
Clorox Co. (The)
3.90%, 05/15/2028	35,000	34,306
4.60%, 05/01/2032	40,000	39,890
Colgate-Palmolive Co.
4.80%, 03/02/2026	60,000	60,554
3.25%, 08/15/2032	105,000	97,590
Kimberly-Clark Corp.
3.20%, 04/25/2029	67,000	64,406
2.00%, 11/02/2031	100,000	86,323
Procter & Gamble Co. (The)
1.90%, 02/01/2027	165,000	156,872
3.00%, 03/25/2030(b)	205,000	194,532
		830,332
Independent Power and Renewable Electricity Producers-0.33%
AES Corp. (The)
1.38%, 01/15/2026	55,000	52,406
2.45%, 01/15/2031	100,000	85,338
NSTAR Electric Co., 3.20%, 05/15/2027	83,000	80,519
		218,263
	Principal Amount	Value
Industrial Conglomerates-0.66%
3M Co., 2.38%, 08/26/2029	$265,000	$ 240,212
Honeywell International, Inc.
2.50%, 11/01/2026	103,000	99,449
1.75%, 09/01/2031	125,000	105,589
		445,250
Industrial REITs-0.23%
Prologis L.P.
2.13%, 04/15/2027	75,000	71,017
2.25%, 04/15/2030	92,000	82,294
		153,311
Insurance-6.04%
Aflac, Inc., 3.60%, 04/01/2030	185,000	176,763
Allstate Corp. (The)
3.28%, 12/15/2026	76,000	74,142
1.45%, 12/15/2030	130,000	107,833
American International Group, Inc., 5.13%, 03/27/2033(b)	260,000	265,310
Aon Corp., 2.80%, 05/15/2030	60,000	54,698
Aon Global Ltd., 3.88%, 12/15/2025	95,000	94,230
Arthur J. Gallagher & Co., 5.45%, 07/15/2034	110,000	113,125
Brighthouse Financial, Inc.
3.70%, 06/22/2027	97,000	93,863
5.63%, 05/15/2030(b)	75,000	76,581
Brown & Brown, Inc., 2.38%, 03/15/2031	30,000	25,601
Chubb INA Holdings LLC
3.35%, 05/03/2026	95,000	93,343
1.38%, 09/15/2030	120,000	101,886
CNA Financial Corp.
3.90%, 05/01/2029	93,000	90,555
5.13%, 02/15/2034	50,000	50,471
CNO Financial Group, Inc.
5.25%, 05/30/2029	43,000	43,177
6.45%, 06/15/2034	40,000	41,760
Fidelity National Financial, Inc., 3.40%, 06/15/2030	160,000	147,269
First American Financial Corp., 2.40%, 08/15/2031	110,000	91,382
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	160,000	146,145
Globe Life, Inc., 4.55%, 09/15/2028	106,000	104,754
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	174,000	160,272
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	180,000	174,995
Lincoln National Corp.
3.80%, 03/01/2028	76,000	73,950
3.40%, 01/15/2031	80,000	73,054
Loews Corp.
3.75%, 04/01/2026	38,000	37,582
3.20%, 05/15/2030	60,000	56,120
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	68,000	68,288
2.25%, 11/15/2030	110,000	97,389
MetLife, Inc., 4.55%, 03/23/2030	125,000	126,830
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(c)	160,000	156,873
Old Republic International Corp., 3.88%, 08/26/2026	94,000	92,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Insurance-(continued)
Primerica, Inc., 2.80%, 11/19/2031	$55,000	$ 47,544
Principal Financial Group, Inc.
3.70%, 05/15/2029	82,000	79,270
2.13%, 06/15/2030	120,000	104,445
Progressive Corp. (The)
4.00%, 03/01/2029	75,000	74,309
3.00%, 03/15/2032	105,000	95,281
Prudential Financial, Inc., 1.50%, 03/10/2026	130,000	124,627
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	49,000	47,467
RGA Global Funding, 5.50%, 01/11/2031(c)	40,000	41,373
Travelers Property Casualty Corp., 6.38%, 03/15/2033	195,000	219,803
Willis North America, Inc.
4.65%, 06/15/2027	55,000	55,107
2.95%, 09/15/2029	50,000	46,232
		4,046,168
Interactive Media & Services-1.30%
Alphabet, Inc.
2.00%, 08/15/2026(b)	252,000	242,491
1.10%, 08/15/2030(b)	310,000	262,713
Meta Platforms, Inc.
3.50%, 08/15/2027	170,000	167,501
3.85%, 08/15/2032	210,000	201,255
		873,960
IT Services-0.65%
Amdocs Ltd., 2.54%, 06/15/2030	75,000	66,224
DXC Technology Co., 2.38%, 09/15/2028	93,000	83,465
International Business Machines Corp., 3.50%, 05/15/2029	135,000	130,204
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	85,000	79,876
3.15%, 10/15/2031	55,000	47,673
VeriSign, Inc.
5.25%, 04/01/2025	10,000	9,998
2.70%, 06/15/2031	20,000	17,361
		434,801
Leisure Products-0.31%
Brunswick Corp., 2.40%, 08/18/2031	80,000	66,233
Hasbro, Inc.
3.55%, 11/19/2026	30,000	29,190
3.90%, 11/19/2029	28,000	26,777
Polaris, Inc., 6.95%, 03/15/2029	80,000	85,834
		208,034
Life Sciences Tools & Services-0.83%
Agilent Technologies, Inc., 2.30%, 03/12/2031	110,000	95,422
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	55,000	50,445
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,934
2.55%, 03/23/2031(b)	20,000	17,138
IQVIA, Inc., 6.25%, 02/01/2029	120,000	126,864
Revvity, Inc.
1.90%, 09/15/2028	25,000	22,509
3.30%, 09/15/2029	33,000	30,901
	Principal Amount	Value
Life Sciences Tools & Services-(continued)
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	$75,000	$76,390
2.00%, 10/15/2031(b)	125,000	106,835
		557,438
Machinery-2.47%
AGCO Corp., 5.80%, 03/21/2034	70,000	72,043
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	125,000	123,928
Caterpillar, Inc., 2.60%, 04/09/2030	115,000	105,704
Cummins, Inc.
4.90%, 02/20/2029	80,000	81,996
1.50%, 09/01/2030	80,000	68,462
Flowserve Corp., 3.50%, 10/01/2030	75,000	69,323
Fortive Corp., 3.15%, 06/15/2026	78,000	75,941
IDEX Corp., 3.00%, 05/01/2030	50,000	45,878
Illinois Tool Works, Inc., 2.65%, 11/15/2026	153,000	148,408
Ingersoll Rand, Inc.
5.40%, 08/14/2028	30,000	30,925
5.70%, 08/14/2033	30,000	31,661
John Deere Capital Corp.
4.95%, 07/14/2028	100,000	102,618
5.10%, 04/11/2034	110,000	113,724
Nordson Corp., 5.80%, 09/15/2033	50,000	53,331
Otis Worldwide Corp.
2.06%, 04/05/2025	85,000	83,518
2.57%, 02/15/2030	40,000	36,137
Parker-Hannifin Corp.
3.25%, 06/14/2029	77,000	73,099
4.20%, 11/21/2034	50,000	47,791
Stanley Black & Decker, Inc.
3.40%, 03/01/2026	60,000	58,890
2.30%, 03/15/2030	55,000	48,556
Wabtec Corp.
3.45%, 11/15/2026	30,000	29,268
5.61%, 03/11/2034	40,000	41,678
Xylem, Inc.
3.25%, 11/01/2026	45,000	43,797
2.25%, 01/30/2031	75,000	65,376
		1,652,052
Marine Transportation-0.05%
Kirby Corp., 4.20%, 03/01/2028	33,000	32,437
Media-1.04%
Comcast Corp.
4.15%, 10/15/2028	166,000	164,840
1.50%, 02/15/2031(b)	250,000	207,941
Fox Corp.
4.71%, 01/25/2029	55,000	55,400
6.50%, 10/13/2033	45,000	48,774
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/2028	40,000	40,129
4.75%, 03/30/2030	80,000	80,523
Omnicom Group, Inc., 2.60%, 08/01/2031	60,000	52,328
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	48,000	47,163
		697,098
Metals & Mining-1.09%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	175,000	178,561

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Metals & Mining-(continued)
Newmont Corp., 2.25%, 10/01/2030	$196,000	$ 173,926
Nucor Corp.
3.95%, 05/01/2028	69,000	68,231
3.13%, 04/01/2032	110,000	99,335
Reliance, Inc., 2.15%, 08/15/2030	100,000	87,189
Steel Dynamics, Inc., 3.45%, 04/15/2030	131,000	122,489
		729,731
Multi-Utilities-1.44%
Ameren Corp.
1.95%, 03/15/2027	60,000	56,250
3.50%, 01/15/2031	55,000	51,157
Arizona Public Service Co., 5.55%, 08/01/2033	40,000	41,153
CenterPoint Energy, Inc.
1.45%, 06/01/2026	55,000	51,957
2.65%, 06/01/2031	60,000	52,473
Consumers Energy Co.
4.90%, 02/15/2029	40,000	40,961
4.63%, 05/15/2033	50,000	49,710
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	115,000	107,703
DTE Electric Co., Series C, 2.63%, 03/01/2031	75,000	67,023
DTE Energy Co., Series F, 1.05%, 06/01/2025	60,000	58,246
NiSource, Inc.
0.95%, 08/15/2025	50,000	48,155
3.60%, 05/01/2030	40,000	37,944
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	55,000	56,469
2.45%, 11/15/2031	100,000	85,873
Sempra, 3.40%, 02/01/2028	81,000	78,118
WEC Energy Group, Inc., 4.75%, 01/09/2026	80,000	80,056
		963,248
Office REITs-0.26%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	58,702
3.25%, 01/30/2031	75,000	66,062
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	50,847
		175,611
Oil, Gas & Consumable Fuels-5.49%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	55,000	55,566
3.70%, 11/15/2029(b)	50,000	47,608
Chevron Corp.
2.95%, 05/16/2026	232,000	227,212
2.24%, 05/11/2030(b)	270,000	242,315
ConocoPhillips Co.
6.95%, 04/15/2029	110,000	122,178
5.05%, 09/15/2033	110,000	112,874
Coterra Energy, Inc.
3.90%, 05/15/2027	50,000	49,019
5.60%, 03/15/2034	40,000	40,970
Devon Energy Corp., 7.88%, 09/30/2031	110,000	127,657
Diamondback Energy, Inc.
3.25%, 12/01/2026	40,000	38,932
3.50%, 12/01/2029	55,000	52,002
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
EOG Resources, Inc.
4.15%, 01/15/2026	$90,000	$89,785
4.38%, 04/15/2030	80,000	80,153
EQT Corp.
3.90%, 10/01/2027	40,000	39,110
7.00%, 02/01/2030	30,000	32,703
Exxon Mobil Corp.
3.04%, 03/01/2026	281,000	276,099
2.61%, 10/15/2030(b)	265,000	241,874
Hess Corp.
4.30%, 04/01/2027	50,000	49,670
7.30%, 08/15/2031	70,000	79,914
HF Sinclair Corp., 5.88%, 04/01/2026	120,000	121,290
Kinder Morgan, Inc.
4.30%, 03/01/2028	105,000	104,481
5.20%, 06/01/2033	100,000	100,285
Marathon Oil Corp.
4.40%, 07/15/2027	58,000	57,795
6.80%, 03/15/2032	35,000	39,085
Marathon Petroleum Corp., 4.70%, 05/01/2025	235,000	234,126
ONEOK, Inc.
4.55%, 07/15/2028	61,000	60,908
3.10%, 03/15/2030	110,000	101,572
Ovintiv, Inc.
5.65%, 05/15/2028	40,000	41,178
7.38%, 11/01/2031	30,000	33,579
Phillips 66
3.90%, 03/15/2028	109,000	106,903
2.15%, 12/15/2030	155,000	134,855
Targa Resources Corp., 5.20%, 07/01/2027	60,000	60,900
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030	60,000	60,863
Valero Energy Corp.
2.15%, 09/15/2027	140,000	131,096
7.50%, 04/15/2032	115,000	133,480
Williams Cos., Inc. (The)
3.75%, 06/15/2027	85,000	83,262
2.60%, 03/15/2031	75,000	65,591
		3,676,890
Passenger Airlines-0.19%
Southwest Airlines Co.
5.13%, 06/15/2027	70,000	70,610
2.63%, 02/10/2030	60,000	53,696
		124,306
Personal Care Products-0.40%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	80,000	79,345
2.38%, 12/01/2029	93,000	84,546
Kenvue, Inc.
5.05%, 03/22/2028	50,000	51,398
4.90%, 03/22/2033	50,000	51,183
		266,472
Pharmaceuticals-2.68%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	119,000	114,387
5.20%, 02/22/2034	120,000	124,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Pharmaceuticals-(continued)
Eli Lilly and Co.
3.38%, 03/15/2029	$96,000	$93,305
4.70%, 02/09/2034	90,000	91,187
Johnson & Johnson
2.45%, 03/01/2026	183,000	178,586
1.30%, 09/01/2030(b)	265,000	227,385
Merck & Co., Inc.
3.40%, 03/07/2029	140,000	135,486
2.15%, 12/10/2031	165,000	142,113
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	180,000	180,929
4.75%, 05/19/2033	165,000	165,966
Royalty Pharma PLC
1.20%, 09/02/2025	30,000	28,918
2.20%, 09/02/2030	40,000	34,667
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	98,000	96,646
Viatris, Inc., 2.70%, 06/22/2030	80,000	70,452
Zoetis, Inc.
3.00%, 09/12/2027	45,000	43,212
2.00%, 05/15/2030	75,000	65,488
		1,793,243
Professional Services-0.72%
Automatic Data Processing, Inc.
3.38%, 09/15/2025	76,000	75,136
1.25%, 09/01/2030	100,000	84,932
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	25,000	24,450
2.60%, 05/01/2031	30,000	26,078
Concentrix Corp.
6.60%, 08/02/2028	30,000	31,464
6.85%, 08/02/2033	30,000	31,357
Equifax, Inc.
2.60%, 12/01/2024	43,000	42,699
2.35%, 09/15/2031	50,000	42,796
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	70,000	74,049
Verisk Analytics, Inc.
4.13%, 03/15/2029	20,000	19,749
5.75%, 04/01/2033	30,000	31,876
		484,586
Real Estate Management & Development-0.17%
CBRE Services, Inc.
4.88%, 03/01/2026	65,000	65,096
2.50%, 04/01/2031	60,000	51,741
		116,837
Residential REITs-1.11%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	28,000	27,530
3.63%, 04/15/2032	50,000	45,494
AvalonBay Communities, Inc.
3.45%, 06/01/2025	40,000	39,553
2.30%, 03/01/2030	60,000	53,796
Camden Property Trust
5.85%, 11/03/2026	30,000	30,950
2.80%, 05/15/2030	30,000	27,478
	Principal Amount	Value
Residential REITs-(continued)
ERP Operating L.P.
2.85%, 11/01/2026	$68,000	$65,872
2.50%, 02/15/2030	80,000	72,509
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	39,638
3.00%, 01/15/2030	30,000	27,640
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	30,000	27,253
2.00%, 08/15/2031	45,000	37,174
Mid-America Apartments L.P., 3.95%, 03/15/2029	75,000	73,547
Sun Communities Operating L.P.
5.50%, 01/15/2029	50,000	51,125
2.70%, 07/15/2031	55,000	47,128
UDR, Inc., 3.20%, 01/15/2030	82,000	76,184
		742,871
Retail REITs-0.70%
Brixmor Operating Partnership L.P.
4.13%, 05/15/2029	50,000	48,527
4.05%, 07/01/2030	30,000	28,750
Kimco Realty OP LLC
2.80%, 10/01/2026	30,000	28,920
4.60%, 02/01/2033	30,000	29,339
NNN REIT, Inc., 5.60%, 10/15/2033	40,000	41,154
Realty Income Corp.
4.13%, 10/15/2026	55,000	54,551
3.25%, 01/15/2031	40,000	36,759
Regency Centers L.P.
3.60%, 02/01/2027	22,000	21,523
3.70%, 06/15/2030	40,000	38,129
Simon Property Group L.P.
1.75%, 02/01/2028	80,000	73,370
2.45%, 09/13/2029	76,000	69,161
		470,183
Semiconductors & Semiconductor Equipment-3.12%
Analog Devices, Inc.
3.50%, 12/05/2026	50,000	49,200
2.10%, 10/01/2031	60,000	51,578
Applied Materials, Inc.
3.30%, 04/01/2027	65,000	63,552
1.75%, 06/01/2030	100,000	87,014
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/2027	133,000	131,193
Broadcom, Inc., 2.45%, 02/15/2031(c)	150,000	130,938
Intel Corp.
3.70%, 07/29/2025	185,000	182,539
2.45%, 11/15/2029	222,000	196,891
KLA Corp.
4.65%, 11/01/2024	43,000	42,945
4.65%, 07/15/2032	55,000	55,566
Lam Research Corp.
4.00%, 03/15/2029	68,000	67,234
1.90%, 06/15/2030	60,000	52,474
Marvell Technology, Inc.
1.65%, 04/15/2026	45,000	42,875
2.95%, 04/15/2031	45,000	40,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Semiconductors & Semiconductor Equipment-(continued)
Micron Technology, Inc.
4.19%, 02/15/2027	$101,000	$100,015
4.66%, 02/15/2030	120,000	119,824
NVIDIA Corp.
3.20%, 09/16/2026	62,000	60,931
2.85%, 04/01/2030	67,000	62,848
QUALCOMM, Inc.
3.25%, 05/20/2027	108,000	105,365
1.65%, 05/20/2032	180,000	147,515
Texas Instruments, Inc.
1.38%, 03/12/2025	95,000	93,263
2.25%, 09/04/2029	96,000	87,906
Xilinx, Inc., 2.38%, 06/01/2030	130,000	116,737
		2,088,627
Software-2.39%
Adobe, Inc.
3.25%, 02/01/2025	63,000	62,579
2.30%, 02/01/2030	60,000	54,538
Autodesk, Inc.
3.50%, 06/15/2027	23,000	22,456
2.85%, 01/15/2030	30,000	27,672
Fortinet, Inc.
1.00%, 03/15/2026	56,000	53,006
2.20%, 03/15/2031	16,000	13,719
Intuit, Inc.
0.95%, 07/15/2025	80,000	77,442
5.20%, 09/15/2033	55,000	57,335
Microsoft Corp.
3.30%, 02/06/2027	275,000	270,787
3.50%, 02/12/2035	300,000	282,869
Oracle Corp.
2.50%, 04/01/2025	180,000	177,267
2.88%, 03/25/2031	150,000	134,287
Roper Technologies, Inc.
1.00%, 09/15/2025	55,000	52,930
1.75%, 02/15/2031	60,000	50,062
Salesforce, Inc.
3.70%, 04/11/2028	72,000	70,940
1.95%, 07/15/2031	124,000	105,936
ServiceNow, Inc., 1.40%, 09/01/2030	55,000	46,759
Workday, Inc.
3.50%, 04/01/2027	20,000	19,571
3.80%, 04/01/2032	20,000	18,772
		1,598,927
Specialized REITs-1.19%
American Tower Corp.
3.80%, 08/15/2029	103,000	98,904
5.55%, 07/15/2033	80,000	82,973
Crown Castle, Inc.
3.65%, 09/01/2027	86,000	83,633
2.25%, 01/15/2031	80,000	68,332
EPR Properties, 3.75%, 08/15/2029	40,000	37,091
Equinix, Inc.
2.63%, 11/18/2024	60,000	59,621
3.20%, 11/18/2029	60,000	56,040
Extra Space Storage L.P.
5.70%, 04/01/2028	30,000	30,985
2.35%, 03/15/2032	35,000	29,042
	Principal Amount	Value
Specialized REITs-(continued)
Public Storage Operating Co.
1.85%, 05/01/2028	$70,000	$63,944
2.30%, 05/01/2031	60,000	52,517
Weyerhaeuser Co.
4.75%, 05/15/2026	90,000	90,131
7.38%, 03/15/2032	40,000	46,008
		799,221
Specialty Retail-2.86%
AutoNation, Inc., 3.85%, 03/01/2032	110,000	100,634
AutoZone, Inc.
3.75%, 06/01/2027	50,000	49,087
4.00%, 04/15/2030	60,000	58,306
Best Buy Co., Inc.
4.45%, 10/01/2028	75,000	74,980
1.95%, 10/01/2030	130,000	112,454
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	50,000	52,992
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	103,000	105,240
5.30%, 10/01/2029	95,000	98,123
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	95,000	84,074
Home Depot, Inc. (The)
2.95%, 06/15/2029	168,000	158,923
4.50%, 09/15/2032	165,000	166,100
Leidos, Inc.
3.63%, 05/15/2025	30,000	29,654
2.30%, 02/15/2031	85,000	72,732
Lowe’s Cos., Inc.
2.50%, 04/15/2026	139,000	134,746
2.63%, 04/01/2031	140,000	124,156
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	59,000	57,641
4.70%, 06/15/2032	70,000	69,851
Ross Stores, Inc.
4.60%, 04/15/2025	37,000	36,865
1.88%, 04/15/2031	65,000	54,584
TJX Cos., Inc. (The)
2.25%, 09/15/2026	100,000	96,107
1.60%, 05/15/2031	100,000	83,622
Tractor Supply Co., 1.75%, 11/01/2030	115,000	97,530
		1,918,401
Technology Hardware, Storage & Peripherals-1.82%
Apple, Inc.
3.25%, 02/23/2026(b)	315,000	310,802
1.65%, 02/08/2031(b)	355,000	305,982
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	138,000	137,945
HP, Inc.
3.00%, 06/17/2027	130,000	124,823
4.20%, 04/15/2032	100,000	95,391
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	160,000	161,309
NetApp, Inc.
1.88%, 06/22/2025	35,000	34,099
2.70%, 06/22/2030	55,000	49,435
		1,219,786

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Principal Amount	Value
Textiles, Apparel & Luxury Goods-0.67%
NIKE, Inc.
2.40%, 03/27/2025	$95,000	$93,824
2.85%, 03/27/2030	80,000	74,544
Ralph Lauren Corp., 2.95%, 06/15/2030	85,000	78,755
Tapestry, Inc.
7.35%, 11/27/2028	30,000	31,484
7.85%, 11/27/2033	30,000	32,122
VF Corp.
2.40%, 04/23/2025	65,000	63,709
2.95%, 04/23/2030	85,000	73,418
		447,856
Tobacco-0.89%
Altria Group, Inc.
4.80%, 02/14/2029	160,000	160,997
2.45%, 02/04/2032	150,000	126,253
Philip Morris International, Inc.
5.13%, 11/17/2027	155,000	158,500
5.75%, 11/17/2032	140,000	148,202
		593,952
Trading Companies & Distributors-0.13%
WW Grainger, Inc., 1.85%, 02/15/2025	92,000	90,538
Water Utilities-0.25%
American Water Capital Corp.
3.40%, 03/01/2025	62,000	61,474
4.45%, 06/01/2032	40,000	39,676
Essential Utilities, Inc., 2.70%, 04/15/2030	70,000	63,261
		164,411
Wireless Telecommunication Services-0.38%
T-Mobile USA, Inc.
3.75%, 04/15/2027	145,000	142,390
3.88%, 04/15/2030	120,000	115,482
		257,872
Total U.S. Dollar Denominated Bonds & Notes (Cost $66,653,802)		66,327,720
	Shares	Value
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $182,485)	182,485	$ 182,485
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $66,836,287)		66,510,205
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.37%
Invesco Private Government Fund, 5.28%(d)(e)(f)	1,368,978	1,368,978
Invesco Private Prime Fund, 5.46%(d)(e)(f)	3,564,678	3,566,104
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,935,006)		4,935,082
TOTAL INVESTMENTS IN SECURITIES-106.65% (Cost $71,771,293)		71,445,287
OTHER ASSETS LESS LIABILITIES-(6.65)%		(4,453,995)
NET ASSETS-100.00%		$66,991,292

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $1,519,087, which represented 2.27% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$87,574	$3,590,020	$(3,495,109)	$-	$-	$182,485	$5,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$757,492	$11,291,701	$(10,680,215)	$-	$-	$1,368,978	$48,328*
Invesco Private Prime Fund	1,947,839	25,144,346	(23,526,339)	130	128	3,566,104	130,041*
Total	$2,792,905	$40,026,067	$(37,701,663)	$130	$128	$5,117,567	$183,742

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco National AMT-Free Municipal Bond ETF (PZA)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.81%
Alabama-0.75%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	$3,000	$ 3,262,766
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	3,000	3,236,365
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	540	542,485
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	500	493,395
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	500	520,715
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	3,000	3,092,973
Huntsville (City of), AL Health Care Authority, Series 2020 B-1, RB, (INS - AGM)(a)	3.00%	06/01/2050	110	88,035
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	55	60,161
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	65	70,244
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	2,000	2,200,774
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	5,000	4,502,636
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,092,873
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,175	1,262,075
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	160	147,716
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,000	1,094,865
				21,668,078
Alaska-0.01%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	200	185,541
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	28,532
				214,073
Arizona-1.60%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital), Series 2014, Ref. RB(b)	5.00%	12/01/2024	65	65,292
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	2,000	1,648,880
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	1,000	957,900
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,000	1,914,290
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	750	745,151
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	2,000	1,985,601
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	3,355	2,674,423
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	2,000	1,594,291
Maricopa (County of), AZ Industrial Development Authority (Banner Health), Series 2019 E, RB	4.00%	01/01/2045	1,000	980,243
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	3.00%	09/01/2051	4,250	3,313,558
Maricopa (County of), AZ Industrial Development Authority (Honorhealth), Series 2021 A, RB	4.00%	09/01/2051	2,625	2,462,738
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,021,505
Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,014,219
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,234,050
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	4,000	4,211,011
Phoenix Civic Improvement Corp., Series 2021 A, RB	5.00%	07/01/2045	750	816,182
Phoenix Civic Improvement Corp. (Sustainability Bonds), Series 2020, RB	5.00%	07/01/2044	5,000	5,335,933
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(b)	5.00%	12/01/2041	5	5,082
Salt River Project Agricultural Improvement & Power District, Series 2015 A, Ref. RB(b)	5.00%	12/01/2045	5	5,082
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,000	1,121,248
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,112,871
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	1,000	1,099,639
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	$2,000	$ 2,226,926
University of Arizona (The) (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	3,987,313
				46,533,428
Arkansas-0.19%
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	100	75,425
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	5,000	5,332,101
				5,407,526
California-16.11%
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	996,487
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	4,926,542
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,590	2,599,577
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,196,789
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(a)	5.00%	09/01/2049	1,000	1,033,863
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGM)(a)	4.00%	07/01/2054	575	560,001
California (State of), Series 2014, GO Bonds(b)	5.00%	12/04/2024	5,000	5,008,801
California (State of), Series 2015, GO Bonds	5.00%	08/01/2045	2,200	2,237,724
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	200	196,257
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,090,613
California (State of), Series 2018, GO Bonds	5.00%	10/01/2039	1,000	1,025,819
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	195	184,382
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,480,791
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	185	186,636
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	325	287,735
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	4,255,040
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,058,889
California (State of), Series 2019, Ref. GO Bonds	4.00%	10/01/2039	1,390	1,423,650
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	4,884,354
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	55	54,181
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,079,821
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,005,378
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	1,005,378
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	10	8,142
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	40,032
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	40	32,485
California (State of), Series 2020, Ref. GO Bonds	4.00%	03/01/2040	1,145	1,171,983
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	15	16,360
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	50	40,830
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,055	2,279,524
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	520	532,333
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	5,555	6,129,331
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,400	1,131,828
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,555	1,730,712
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	10	11,185
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,170	1,311,071
California (State of), Series 2023, GO Bonds	5.00%	10/01/2039	65	74,053
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,025	1,142,027
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,035	1,176,353
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,356,588
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,200	1,228,720
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	15	16,889
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	7,500	7,643,797
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	10,020	11,272,489
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	430	491,369
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,005	2,265,836
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	110,796
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,000	2,229,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	$1,000	$ 1,105,506
California (State of), Series 2024, GO Bonds(c)	4.00%	08/01/2054	1,000	1,001,346
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	50	48,706
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,968,260
California (State of) Educational Facilities Authority (Stanford University), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,365,673
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	345	324,039
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	4.00%	08/15/2040	400	410,745
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	215	172,037
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	100	95,076
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,200	3,201,035
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	5,000	3,551,123
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	750	825,801
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	360	347,361
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,021,115
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,337,525
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	4,600	4,549,319
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	3,500	4,247,865
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	826,844
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,860	3,649,951
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,100	1,100,147
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	145	118,316
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	140	123,163
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	3,000	3,013,225
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	7,360	7,251,137
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	175	172,465
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,216,033
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	497,193
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	965	948,635
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	2,740	2,928,602
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund), Series 2023, RB	4.00%	10/01/2042	750	781,533
California (State of) Infrastructure & Economic Development Bank (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,000	1,049,592
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,000	963,526
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	3,809,354
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,741,262
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,521,797
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,003,132
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	$6,000	$ 6,202,709
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGM)(a)	5.25%	11/01/2052	2,000	2,140,306
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	1,798,763
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,000	985,053
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	215	210,387
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	1,000	1,043,063
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	1,500	1,501,843
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	45	45,304
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	555	606,925
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,122,831
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,000	1,111,451
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	185	186,173
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	25	24,584
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	1,000	791,144
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,116,469
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	100	69,256
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	130	127,391
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	473,311
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	115	116,358
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	10	10,282
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	400	398,630
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	6,364,524
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,310	2,406,113
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	30	31,936
California State University, Series 2023 A, RB	5.25%	11/01/2048	275	313,468
California State University, Series 2023 A, RB	5.25%	11/01/2053	245	277,040
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	125	122,588
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	20	22,700
Chaffey Community College District (Election of 2018), Series 2019 A, GO Bonds	4.00%	06/01/2043	335	339,103
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,527,688
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	7,500	6,605,332
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	10	10,797
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	100	99,244
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	60	59,705
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	502,401
East Bay Municipal Utility District, Series 2015 B, RB	4.00%	06/01/2045	1,020	1,018,227
East Bay Municipal Utility District, Series 2019 A, RB	5.00%	06/01/2044	735	788,368
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2049	500	559,140
East Bay Municipal Utility District, Series 2024 A, RB	5.00%	06/01/2054	1,100	1,222,171
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,500	1,774,961
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	195	173,389
Elk Grove Unified School District, Series 2023, RB, (INS - AGM)(a)	4.00%	12/01/2042	110	112,438
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGM)(a)	4.00%	10/01/2044	1,000	1,000,007
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	640	632,024
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,090	2,878,299
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	135	133,157
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	10	11,175
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	979,708
Grossmont Healthcare District, Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	500	497,892
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	$60	$ 60,035
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	100	82,109
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	425	462,349
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2042	30	30,018
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,269
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,090	2,097,961
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2050	20	19,927
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	475	474,722
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,003,638
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,249,359
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	600	671,401
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,581,728
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	750	773,232
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	10,050,146
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	7,000	6,970,729
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	3,000	2,988,419
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,000	1,069,271
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	127,853
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,022,892
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	750	758,105
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	400	404,211
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,569,693
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	82,644
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,942,867
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,260	1,382,154
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	5,000	4,973,208
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,100	1,120,737
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	145,183
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,100	1,135,082
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	480	507,203
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	135	142,651
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	85,365
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	2,529,287
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2040	45	49,716
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2040	25	27,592
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,087,374
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	95	104,955
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	4,000	4,374,034
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,337,827
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	45	50,153
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	95	106,274
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	50	56,069
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	10	11,093
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	25	27,605
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,065	1,164,814
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	270	303,778
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	10	11,398
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	10	11,332
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	10	11,287
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	20	22,220
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	550,382
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	330	373,120
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	70	74,123
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(b)	5.00%	12/01/2024	$750	$ 752,514
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB(b)	5.00%	12/01/2024	2,250	2,259,094
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	200	200,029
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,421,633
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	43,453
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	15	15,086
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital), Series 2016 A, Ref. RB	4.00%	10/01/2042	700	699,467
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	800	741,803
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,811,413
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,015	1,038,287
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,009,814
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	20	20,002
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	2,195	2,222,160
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	150	159,049
Los Angeles Unified School District (Sustainability Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	15	16,988
Los Angeles Unified School District (Sustainability Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	15	17,075
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	5,055	4,997,573
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	5,700,749
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	2,979,535
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,080	1,161,861
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,050	1,123,444
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	50	56,605
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	150	148,279
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	989,815
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	35	28,731
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	1,986,357
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	5,750	5,946,555
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	540	535,665
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	270	288,973
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	175	176,046
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2044	3,000	2,990,485
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2049	3,885	3,847,795
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,497,782
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,833,171
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGM)(a)	5.25%	08/01/2048	500	562,722
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	50	49,653
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	20	19,930
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	5,000	5,203,213
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	845	846,045
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	939,614
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,331,601
Peralta Community College District (Election of 2006), Series 2016 D, GO Bonds	4.00%	08/01/2039	55	54,999
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2048	7,500	7,437,012
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	40	41,125
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,000	1,119,101
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	1,015	1,131,327
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,000	1,008,670
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	5,000	5,468,897
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,110	1,024,843
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,000	1,120,775
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	70	55,197
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,100	1,145,475
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	5,000	5,141,616
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2039	75	81,594
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2019 G, RB	5.00%	08/15/2040	$5	$ 5,421
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	50	55,984
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,554,947
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	205	228,970
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2054	500	491,218
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,459,593
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,297,461
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,592,076
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	299,583
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	42,499
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	125	138,139
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	550	603,874
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,010	1,089,483
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	150	148,921
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,135	1,269,613
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,000	973,061
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	6,778,757
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	22,291
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,001,970
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	14,300	14,312,910
San Diego Unified School District (Election of 2022), Series 2023, GO Bonds	5.00%	07/01/2048	2,010	2,241,215
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	5,000	5,620,797
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	2,750	3,094,729
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	355	349,959
San Francisco (City & County of), CA Public Utilities Commission, Series 2016, Ref. RB	4.00%	11/01/2039	1,000	1,002,690
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	610	611,795
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	115	126,818
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	911,992
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,000	989,366
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023 C, Ref. RB	4.00%	11/01/2040	1,000	1,051,612
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	710	577,532
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	56,658
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	25	28,144
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 C, RB	4.00%	03/01/2051	250	248,048
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	270	229,070
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,000	2,074,193
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,736,368
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	150	150,104
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,347,390
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,500	1,545,406
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,035	1,159,606
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	100	101,242
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	60	60,685
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	15,071
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	665	703,713
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	$1,500	$ 1,260,296
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	760	783,052
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,500	1,488,855
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	35	29,280
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	685	655,078
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	30	24,583
Santa Clarita Community College District (Elecion of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,124,702
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	3,977,509
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	90	88,895
Southern California Public Power Authority, Series 2023-1A, RB	5.00%	07/01/2048	1,150	1,282,287
Southern California Public Power Authority, Series 2024, RB	5.00%	07/01/2053	450	501,200
Southern California Water Replenishment District, Series 2015, Ref. RB	5.00%	08/01/2041	80	81,305
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	100	99,318
Sunnyvale Financing Authority (Green Bonds), Series 2020, RB	4.00%	04/01/2045	70	70,205
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	230	227,976
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,065,649
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,000	1,025,244
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	9,736,532
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,200	1,268,438
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	70	70,637
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	40	40,464
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	1,000	1,002,851
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,525	4,930,364
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	2,000	2,279,300
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	2,010	2,282,458
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	2,075	2,345,329
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2040	440	510,176
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	135	155,097
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	220	250,304
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2040	35	40,582
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	60	68,265
University of California (Limited), Series 2015 I, Ref. RB	5.00%	05/15/2040	825	834,862
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	590	584,513
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,325	1,376,342
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,575	1,663,139
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	115	115,151
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	731,331
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	750	796,423
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,000	977,404
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	198,662
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	575	574,288
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	20	22,426
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,085
West Valley-Mission Community College District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2040	345	345,215
				468,244,490
Colorado-2.40%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	40	40,848
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,047,543
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	4,570	4,493,016
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	15,000	14,489,605
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	9,000	6,979,584
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	360	286,413
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	105	97,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	$1,500	$ 1,671,557
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	900	975,850
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	706,200
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	682,332
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,028,394
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	770	789,565
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,050	1,017,558
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	5,221,379
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	3,970	3,354,220
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	2,000	2,004,502
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	1,000	1,101,766
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	700	763,677
E-470 Public Highway Authority, Series 2020 A, Ref. RB(b)	5.00%	09/01/2024	2,725	2,725,000
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	5	5,229
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	5,239,870
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	750	748,039
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	3,775,816
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	5,000	5,550,824
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	4,000	3,983,874
				69,780,555
Connecticut-0.44%
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,243,561
Connecticut (State of), Series 2020 A, RB	3.13%	05/01/2040	1,000	898,487
Connecticut (State of), Series 2020, RB	5.00%	05/01/2040	70	75,966
Connecticut (State of), Series 2021 A, RB	4.00%	05/01/2040	600	607,389
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,000	1,092,362
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2039	1,200	1,226,681
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	750	759,724
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	275,332
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2040	750	859,553
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	770	860,348
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	600	680,266
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	5	5,003
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	10	10,063
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	9,358
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	500	498,952
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	100	99,697
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	5	4,618
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	25	25,318
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,521,053
				12,753,731
Delaware-0.09%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	500	489,635
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,050	1,021,793
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	1,000	1,009,027
				2,520,455
District of Columbia-1.64%
District of Columbia, Series 2015 A, GO Bonds	4.00%	06/01/2040	500	500,230
District of Columbia, Series 2016 A, GO Bonds	5.00%	06/01/2041	1,000	1,025,866
District of Columbia, Series 2017 D, GO Bonds	5.00%	06/01/2042	1,100	1,134,480
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	$3,810	$ 3,982,403
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	47,593
District of Columbia, Series 2019 A, RB	4.00%	03/01/2040	250	251,743
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,100	1,096,791
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	746,299
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	500	497,678
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,195,063
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	1,000	1,065,491
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	984,209
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,079,055
District of Columbia, Series 2022 A, RB	5.00%	07/01/2040	1,035	1,159,139
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,025	1,143,384
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	1,065	1,181,819
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	605	659,209
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2040	15	16,911
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	25	27,818
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	20	22,180
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	185	206,357
District of Columbia, Series 2023 A, RB	5.00%	05/01/2040	10	11,300
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	15	16,749
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	2,535	2,832,740
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	1,800	1,867,632
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	35	37,172
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	312,994
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,579,008
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,000	966,924
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,025	968,627
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	5,755	4,430,022
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	533,219
Metropolitan Washington Airports Authority, Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	3,100	2,942,401
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	469,181
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	3,035	3,231,954
Washington Metropolitan Area Transit Authority, Series 2024 A, RB	4.38%	07/15/2056	1,500	1,492,759
Washington Metropolitan Area Transit Authority, Series 2024 A, RB	4.38%	07/15/2059	1,000	994,978
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2040	250	220,605
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	1,600	1,743,056
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	200	168,479
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	510	507,380
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	1,970	1,912,094
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	1,275	1,366,224
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,000	982,747
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	20	21,689
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	40	44,810
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	10	10,969
				47,689,431
Florida-4.48%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	185	176,817
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	285	225,726
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,300	1,228,174
Bay County School Board, Series 2022 A, COP, (INS - AGM)(a)	4.25%	07/01/2047	300	302,703
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	390	383,973
Broward (County of), FL, Series 2019 A, RB	5.00%	10/01/2039	10	10,782
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	215	218,197
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	95	96,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	$1,000	$ 970,971
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	765	863,281
Central Florida Expressway Authority, Series 2016 B, Ref. RB	4.00%	07/01/2040	120	120,072
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	30	29,712
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,861
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,030	1,069,046
Central Florida Expressway Authority, Series 2021, Ref. RB, (INS - AGM)(a)	2.50%	07/01/2040	1,500	1,171,531
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,150	2,211,997
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,811,829
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	50	39,787
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2046	100	82,214
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	20	15,686
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	25	27,190
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	465	457,337
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	370	284,952
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	4.00%	02/01/2046	2,500	2,421,854
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2048	4,000	4,551,520
Fort Lauderdale (City of), FL, Series 2023 A, RB	5.50%	09/01/2053	2,000	2,256,392
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2048	1,500	1,706,820
Fort Lauderdale (City of), FL, Series 2023, RB	5.50%	09/01/2053	800	902,557
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	248,003
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	1,000	1,130,876
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,000	1,102,856
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2052	2,500	2,349,643
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	200	182,359
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	380	358,950
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015 A, RB	5.00%	10/01/2044	150	150,051
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,745	1,815,665
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	200	189,377
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	90	72,823
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	3,000	3,317,899
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,020	1,126,630
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,100	1,234,945
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB(b)	5.00%	11/15/2024	1,050	1,053,869
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB(b)	5.00%	11/15/2024	500	501,842
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	300	337,415
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,265	1,231,757
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	645	602,093
Miami (City of) & Dade (County of), FL School Board, Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	315	336,580
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	2,000	2,181,182
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	1,000	1,100,339
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2040	3,515	3,563,636
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,014,039
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	6,000	5,846,359
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	2,190	2,056,484
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	2,045	1,883,753
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	02/01/2040	4,000	4,002,689
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	210	201,007
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	370	369,499
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	75	77,012
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	335,906
Miami-Dade (County of), FL, Series 2016, Ref. RB	4.00%	10/01/2040	45	44,896
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	1,180	1,164,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	$5,000	$ 4,263,261
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	50	48,969
Miami-Dade (County of), FL, Series 2017 B, Ref. RB	3.13%	10/01/2039	65	59,167
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	1,105	1,090,196
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,500	2,421,494
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2039	150	152,473
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2040	175	154,016
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	200	199,073
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	200	199,294
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	208,560
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	175	171,950
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	530	519,114
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	250	245,945
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	300	288,698
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	245	241,173
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2050	780	616,866
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	5.00%	04/01/2040	1,000	1,006,240
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	30	29,008
Miami-Dade (County of), FL Transit System, Series 2018, RB	4.00%	07/01/2045	20	19,981
Miami-Dade (County of), FL Transit System, Series 2022, RB	5.00%	07/01/2049	15	16,231
Mid-Bay Bridge Authority, Series 2015 A, Ref. RB	5.00%	10/01/2040	125	126,059
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	50	52,049
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,000	1,064,108
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	5,947,610
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	1,250	1,284,654
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,500	1,535,847
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	963,064
Palm Beach County School District, Series 2023 A, COP	5.00%	08/01/2040	15	16,924
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	1,000	986,603
Pasco (City of), FL, Series 2023, RB, (INS - AGM)(a)	5.00%	09/01/2048	300	318,647
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	71,859
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	165	140,784
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	725	747,459
Putnam County School District, Series 2023, GO Bonds, (INS - AGM)(a)	4.25%	07/01/2052	55	55,116
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	350	333,811
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	962,791
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	1,000	944,369
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.00%	07/01/2048	4,855	5,218,449
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGM)(a)	5.25%	07/01/2053	5,000	5,455,427
St. Petersburg (City of), FL, Series 2016 B, Ref. RB	3.00%	10/01/2039	355	313,275
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	280	277,657
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	800	777,710
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,070,181
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,118,474
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	1,774,692
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	1,500	1,646,995
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	1,000	1,090,349
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	2,500	2,388,553
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	3,384,411
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.25%	10/01/2047	1,400	1,540,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa Bay (City of), FL Water (Sustainability Bonds), Series 2022, RB	5.00%	10/01/2052	$1,500	$ 1,610,684
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	2,010	2,111,936
				130,130,827
Georgia-2.04%
Atlanta (City of), GA, Series 2015, Ref. RB	5.00%	11/01/2040	2,800	2,822,422
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	5,183,223
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2039	1,000	1,136,834
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2040	1,000	1,129,142
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	1,000	1,123,967
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	1,000	1,119,342
Atlanta Development Authority (The), Series 2015 A-1, RB	5.25%	07/01/2040	415	420,397
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGM)(a)	3.50%	10/01/2042	165	149,634
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	15	12,136
Burke (County of), GA Development Authority (Georgia Transmission Corporation Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,375,247
Burke (County of), GA Development Authority (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	70	66,986
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	885,664
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,000	951,869
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	451,293
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	410	393,829
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2040	1,000	1,126,875
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	1,050	1,177,889
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	367,278
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	115	82,919
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,395
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	957,733
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,105,621
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	658,242
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,000	757,464
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	4,000	3,767,226
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,100	985,621
Georgia (State of) Municipal Electric Authority, Series 2019 A, Ref. RB	5.00%	01/01/2044	750	780,513
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	2,305	2,391,739
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGM)(a)	5.00%	01/01/2062	4,500	4,669,338
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	3,000	3,018,916
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2055	2,000	2,118,115
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGM)(a)	5.00%	07/01/2064	5,000	5,277,265
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	1,000	973,733
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,000	991,376
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	1,410	1,369,796
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,000,027
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	55	54,307
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	$1,135	$ 1,036,671
Gwinnett County School District, Series 2019, GO Bonds	5.00%	02/01/2040	50	53,707
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	827,788
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,148,404
Private Colleges & Universities Authority (Emory University), Series 2013 A, RB	5.00%	10/01/2043	15	15,028
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	520,219
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	25,186
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	20	19,390
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	695	677,838
				59,188,604
Hawaii-0.17%
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	500	518,694
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,578,649
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,996,133
				5,093,476
Idaho-0.13%
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	2,860	3,104,553
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	15	16,727
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	65	71,553
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	525	515,905
				3,708,738
Illinois-4.08%
Chicago (City of), IL, Series 2014, RB	5.00%	11/01/2039	200	200,240
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	5.25%	01/01/2042	2,500	2,578,101
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(a)	4.00%	01/01/2052	7,000	6,696,381
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,058,723
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,562,022
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2048	1,000	1,086,014
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	11/01/2048	1,000	1,101,067
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.25%	01/01/2053	1,500	1,631,976
Chicago (City of), IL, Series 2023 A, RB, (INS - AGM)(a)	5.50%	11/01/2062	200	220,642
Chicago (City of), IL, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.00%	11/01/2039	250	276,081
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2040	200	219,725
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	240,967
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	266,299
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	4.13%	01/01/2040	170	167,344
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,252,677
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,012,731
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	55	56,149
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,030	1,074,038
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	185	191,134
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(a)	4.00%	01/01/2053	6,610	6,420,050
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,090,983
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	106,450
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	1,000	1,113,687
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	20	20,185
Chicago (City of), IL Transit Authority, Series 2014, RB	5.00%	12/01/2044	5,000	5,008,416
Chicago (City of), IL Transit Authority, Series 2014, RB	5.25%	12/01/2049	5,560	5,569,026
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(a)	5.00%	12/01/2051	1,000	1,017,472
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	575	543,018
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	600	632,499
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	851,010
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	2,850	2,288,503
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2040	965	947,161
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,000	1,056,461
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	$2,050	$ 2,282,425
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,645,133
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2040	250	275,716
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	300	329,370
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	273,350
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	200	217,875
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,000	1,098,104
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2040	15	16,577
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	120,372
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2039	10	9,822
Illinois (State of) Finance Authority, Series 2016 C, Ref. RB	5.00%	02/15/2041	1,000	1,028,612
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2039	2,250	2,263,502
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2040	1,350	1,350,786
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	1,350	1,337,242
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	792,700
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,342,752
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	100	100,844
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,000	1,035,560
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2047	35	37,250
Illinois (State of) Finance Authority (Northshore Edward), Series 2022 A, Ref. RB	5.00%	08/15/2051	340	359,336
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,600	1,547,580
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	245	246,614
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,165	3,298,210
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	4,575	4,169,694
Illinois (State of) Finance Authority (Presence Health Network), Series 2016, RB(b)	4.00%	02/15/2041	1,570	1,562,166
Illinois (State of) Finance Authority (Silver Cross Hospital & Medical), Series 2015, Ref. RB	5.00%	08/15/2044	125	125,635
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	3,040	3,372,096
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	10	10,985
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	250	249,382
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	145	153,210
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	110	114,440
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,384,780
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,319,541
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,000	1,060,040
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	60	56,288
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	125	129,546
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	1,000	988,203
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,000	953,541
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	130	126,574
Illinois (State of) Toll Highway Authority, Series 2015 B, RB	5.00%	01/01/2040	200	203,471
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,315	5,531,141
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	4,080	4,426,812
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,690	2,849,548
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,045	1,124,919
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	1,500	1,676,555
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,500	1,692,101
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,000	1,102,935
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,000	2,236,252
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	310	305,077
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	5,200	5,382,462
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(a)	4.00%	01/01/2040	2,000	2,020,542
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGM)(a)	4.50%	06/01/2063	$750	$ 753,021
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	85	83,297
Springfield (City of), IL, Series 2015, Ref. RB, (INS - AGM)(a)	5.00%	03/01/2040	3,000	3,016,708
				118,747,926
Indiana-0.90%
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	1,000	1,131,398
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	2,000	2,282,319
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	2,000	2,319,721
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	15	15,000
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	1,475	1,400,640
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,500	1,617,747
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	972,740
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,056,811
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	60	61,456
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	5,243,968
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	6,500	6,788,997
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,276,636
				26,167,433
Iowa-0.27%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	125	96,661
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	2,000	2,004,656
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)	5.00%	12/01/2032	1,700	1,977,146
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(d)	5.00%	12/01/2032	2,900	3,372,779
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	30	29,386
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	500	516,076
				7,996,704
Kansas-0.19%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2042	1,515	1,635,197
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGM)(a)	5.00%	09/01/2047	1,250	1,329,679
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,014,913
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,518,261
				5,498,050
Kentucky-0.31%
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	1,000	1,022,535
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2045	1,000	1,033,914
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	5.00%	12/01/2047	470	470,122
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGM)(a)	4.00%	12/01/2041	250	247,320
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	07/01/2040	810	812,707
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	1,001,674
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,020,342
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	06/01/2045	65	62,471
Kentucky (Commonwealth of) Municipal Power Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	4.00%	09/01/2039	250	246,790
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	795	758,940
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	$200	$ 210,253
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGM)(a)	5.00%	05/15/2047	1,015	1,066,242
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	500	541,198
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	300	259,679
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGM)(a)	3.13%	06/01/2046	405	332,751
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	5	4,896
				9,091,834
Louisiana-0.88%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(a)	5.00%	11/01/2047	2,000	2,025,479
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGM)(a)	5.00%	12/01/2042	2,750	2,837,313
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(a)	5.00%	10/01/2048	3,500	3,558,198
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,358,512
Louisiana (State of) Public Facilities Authority (Franciscan Missionaries of Our Lady Health System), Series 2017 A, RB	5.00%	07/01/2047	1,000	1,020,480
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	3.00%	06/01/2050	6,550	5,198,474
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	2,790	2,236,159
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	1,235	1,164,450
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,000	1,084,116
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	705	774,893
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,066,247
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(a)	4.00%	12/01/2049	1,250	1,184,140
				25,508,461
Maine-0.22%
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	2,000	1,908,197
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	4,500	4,201,700
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	300,504
				6,410,401
Maryland-0.88%
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	9,750,714
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	635,252
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	955,572
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	24,852
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	5.00%	07/01/2047	1,000	1,005,950
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2015, Ref. RB	5.00%	08/15/2042	1,000	1,004,600
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,056,924
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,126,957
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	195	181,420
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	46,489
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	1,000	962,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	$1,050	$ 1,090,382
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	1,175	1,159,725
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,000	968,330
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	300	297,817
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	500	495,749
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,000	1,074,613
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,000	1,065,749
Montgomery (County of), MD (Trinity Health Credit Group), Series 2015, RB	5.00%	12/01/2044	1,650	1,658,144
				25,561,641
Massachusetts-4.38%
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2040	1,000	1,011,395
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	3.25%	09/01/2040	30	27,634
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,100	1,091,368
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	1,600	1,582,055
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	800	779,488
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	460	402,519
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	300	297,676
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,000	982,886
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	1,725	1,722,388
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	2,865,627
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	4,352,496
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	5,209,641
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	3.50%	02/01/2040	500	482,928
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	300	297,341
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	8,000	8,343,220
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	10	10,660
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,675	1,790,559
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	5,236,554
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	120	127,111
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	135	109,340
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,000	1,070,216
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	2,690,230
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	3,723,981
Massachusetts (Commonwealth of), Series 2021 A, GO Bonds	2.00%	03/01/2040	70	52,412
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	750	821,181
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,070,360
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,000	1,008,801
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	43,213
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	17,345	18,888,140
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	60	67,562
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,117,516
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	1,100	1,197,549
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,170	2,383,042
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	2,500	2,722,760
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	5,000	5,301,258
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,025,331
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2045	460	464,280
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	5,801,360
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	1,000	969,367
Massachusetts (Commonwealth of) Bay Transportation Authority (Sustainability Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	730	787,570
Massachusetts (Commonwealth of) Development Finance Agency, Series 2015 F, Ref. RB	5.00%	08/15/2040	330	333,404
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	165	163,032
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,038,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	$280	$ 309,835
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2021, RB	4.00%	06/01/2056	590	493,043
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2023, Ref. RB	5.25%	07/01/2048	1,000	1,097,994
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	130	130,466
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	115	110,885
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Sustainability Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	1,500	1,636,595
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	145	142,640
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	4,500	4,651,056
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	2,725,858
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,035,205
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	150	151,406
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	125	125,835
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	200	176,113
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	1,605	1,779,134
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,982
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	355	344,597
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,023,541
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,092,185
Massachusetts (Commonwealth of) Development Finance Agency (SpringField College), Series 2021 B, Ref. RB	4.00%	06/01/2050	500	430,389
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2045	3,500	2,752,088
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(a)	4.00%	10/01/2045	1,500	1,445,432
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	145	145,043
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	3,075	3,147,413
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	140	139,691
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,000	1,052,565
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,319,776
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	5,284,131
				127,253,020
Michigan-1.95%
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	15	14,253
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	550,538
Karegnondi Water Authority (Genesee, Lapeer and Sanilac Counties), Series 2014 A, RB	5.00%	11/01/2043	120	120,309
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	25	26,426
Lansing (City of), MI Board of Water & Light, Series 2021 A, RB	5.00%	07/01/2051	750	798,999
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,000	1,093,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	$1,000	$ 1,083,675
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,300	1,278,595
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	300	303,522
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	120	129,262
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	1,000	990,185
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	1,045	1,052,998
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	2,390	2,336,117
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	100	114,033
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	1,000	1,125,287
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	1,000	1,154,719
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	640	709,594
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,020	1,142,047
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,100	1,252,892
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2045	800	808,208
Michigan (State of) Building Authority (Facilities Program), Series 2015 I, Ref. RB	5.00%	10/15/2050	600	605,199
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	750	770,314
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,077,834
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,000	963,325
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	750	732,247
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	150	157,372
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,000	1,008,178
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	365	347,181
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	160,968
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,019,699
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,410	1,329,750
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,175	1,072,329
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	4.38%	02/28/2054	870	866,654
Michigan (State of) Finance Authority (Local Government Loan Program), Series 2014, RB	5.00%	07/01/2044	500	500,210
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,000	979,427
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	115	110,727
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2013, RB	4.00%	12/01/2040	25	25,029
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	1,000	1,012,701
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB	5.00%	12/01/2042	1,500	1,545,320
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,510	1,511,113
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	540	523,903
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	2,610	2,080,782
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	540	513,138
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	2,500	2,395,085
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,100	1,059,220
Michigan (State of) Hospital Finance Authority (Ascension Health Senior Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,148,018
Michigan (State of) Strategic Fund (Michigan Senate Offices), Series 2015 A, RB	4.00%	10/15/2047	335	321,714
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,316,100
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	250	261,797
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	1,000	1,105,818
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	194,670
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	5,000	5,428,277
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	1,005	1,051,879
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	2,628,431
Wayne (County of), MI Airport Authority, Series 2015 D, RB	5.00%	12/01/2045	1,000	1,010,015
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	220	237,577
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	506,683
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,200	1,151,574
				56,814,992
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-0.30%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	$1,190	$ 1,222,849
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,026,810
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	25	23,939
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,175,685
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,081,612
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,031,360
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,373
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	100,089
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	55	50,023
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	505	566,354
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	75	73,890
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	10	11,039
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	55	60,126
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	50	53,742
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,070	1,111,524
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	10	10,329
				8,614,744
Mississippi-0.06%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	340	325,220
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGM)(a)	4.00%	03/01/2041	295	291,434
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,008,455
				1,625,109
Missouri-0.84%
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	218,795
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	250	244,243
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,199,312
Metropolitan St. Louis Sewer District, Series 2015 B, Ref. RB(b)	5.00%	05/01/2045	35	35,376
Metropolitan St. Louis Sewer District, Series 2016 C, RB(b)	5.00%	05/01/2046	1,025	1,061,636
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	769,054
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	640	478,529
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	50	48,532
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	550	533,978
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	58,024
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,931,629
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	20	18,984
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,910	1,858,819
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	730	695,534
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	140	139,434
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	65	59,548
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,500	1,419,173
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	40	37,444
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	500	539,942
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	925	905,970
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	$5,065	$ 4,867,120
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	5,000	4,749,293
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	19,983
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	115	114,092
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,434,062
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	5.00%	12/01/2040	40	40,862
				24,479,368
Montana-0.09%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,377,242
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	390	315,543
				2,692,785
Nebraska-0.52%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,435,295
Fremont School District, Series 2022, GO Bonds, (INS - AGM)(a)	4.00%	12/15/2047	750	726,409
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	10	9,831
Omaha (City of), NE Public Power District, Series 2015 C, Ref. RB	5.00%	02/01/2043	150	150,951
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	624,068
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	700	744,120
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,805	1,823,027
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,250	1,349,380
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	2,000	2,215,620
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	2,000	2,199,792
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	2,000	2,199,792
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	40	30,907
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	75	70,340
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	484,157
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,000	963,484
				15,027,173
Nevada-0.40%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	132,063
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,152,773
Clark (County of), NV, Series 2022, RB, (INS - AGM)(a)	4.00%	07/01/2040	475	484,052
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	1,400	1,459,283
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	1,035	1,074,016
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,725	1,800,014
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,250	2,147,567
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	930	1,001,939
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,000	1,026,849
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	155	158,501
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,000	993,776
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	75	79,260
				11,510,093
New Hampshire-0.11%
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,000	959,920
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	300	326,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2046	$2,210	$ 1,796,483
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGM)(a)	3.00%	08/15/2051	200	161,696
				3,244,755
New Jersey-3.01%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,200	1,316,608
New Brunswick Parking Authority, Series 2016 A, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2039	185	189,886
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	5,000	5,434,434
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,500	2,654,529
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	500	488,026
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	500	481,105
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	750	780,225
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	60	58,729
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	250	284,468
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	90	102,099
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,546,771
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	750	821,837
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	1,610	1,604,891
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,483,496
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	764,192
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	2,602,129
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,200	1,098,815
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	500	503,515
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	730	588,822
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	175,030
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	420	415,304
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,000	1,028,221
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	1,400	1,429,166
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2045	360	356,639
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,000	781,888
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	610	598,973
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	3,000	3,015,747
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	45	35,813
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,420	1,419,946
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	5.00%	06/15/2044	830	830,367
New Jersey (State of) Transportation Trust Fund Authority, Series 2015 AA, RB	5.25%	06/15/2041	1,000	1,009,709
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,200	1,172,076
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,500	1,555,218
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	500	438,100
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,300	1,250,873
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.00%	12/15/2039	25	25,118
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2040	1,000	1,003,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2040	$1,050	$ 1,133,011
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,200	2,142,736
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,000	1,058,523
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,000	783,788
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	3,200	3,079,072
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2050	1,000	1,051,420
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2040	215	215,809
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	710	701,694
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,325	1,280,367
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2040	1,475	1,480,236
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,250	1,246,811
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	988,302
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	435	475,237
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	520	576,391
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	500	540,929
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	285	312,248
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2048	340	363,381
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	4.25%	06/15/2040	250	257,518
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	1,000	1,125,603
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	70	78,388
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2040	20	22,182
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	115	126,016
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	80	86,533
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,100	2,299,695
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	600	627,334
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	5,000	5,034,504
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	5,450	5,313,867
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	1,500	1,662,945
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,539,065
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	5,400	5,933,873
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,856,184
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,887,299
				87,626,841
New Mexico-0.03%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,000	967,505
New York-21.98%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	90	99,791
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2053	2,000	2,198,144
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	3,000	2,355,394
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2050	8,750	6,512,399
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	4.00%	04/01/2050	3,000	2,888,641
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	45	46,950
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,692
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	1,000	1,016,951
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	192,367
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,500	1,548,617
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	130	128,555
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	800	835,068
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	292,059
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,164,807
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	1,075	1,065,634
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	2,500	2,451,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB(b)	4.00%	11/19/2024	$165	$ 165,303
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB(b)	5.00%	11/19/2024	1,350	1,355,282
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	155	159,679
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	25	25,667
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,357,165
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	600	623,159
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	2,000	2,201,050
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,188,787
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,117,609
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGM)(a)	5.00%	09/01/2053	2,500	2,730,007
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	575	560,351
Metropolitan Transportation Authority, Series 2015 B, RB	5.00%	11/15/2040	45	45,364
Metropolitan Transportation Authority, Series 2016 A-1, RB	3.50%	11/15/2041	320	279,851
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	605	599,882
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	25	24,089
Metropolitan Transportation Authority, Series 2017 A-1, RB	4.00%	11/15/2043	50	49,059
Metropolitan Transportation Authority, Series 2017 B-1, RB	5.00%	11/15/2047	1,000	1,033,812
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,280	2,251,104
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	80	77,414
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2039	80	85,185
Metropolitan Transportation Authority, Series 2019 C, RB	5.00%	11/15/2042	55	58,108
Metropolitan Transportation Authority, Series 2019 C, RB, (INS - AGM)(a)	4.00%	11/15/2047	370	362,776
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2044	25	24,771
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	64,423
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	225	221,630
Metropolitan Transportation Authority, Series 2024 A, RB	4.00%	11/15/2051	515	502,989
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2043	25	27,345
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	325	325,736
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.25%	11/15/2044	1,050	1,052,892
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2040	1,295	1,305,489
Metropolitan Transportation Authority, Subseries 2015 A-1, RB	5.00%	11/15/2045	320	322,058
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2045	500	487,001
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,380	1,347,814
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	974,258
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,055,189
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,336,630
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	775,167
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	3,525	3,636,646
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	2,769,949
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2041	500	501,373
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2050	5,000	4,876,734
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	1,000	1,025,738
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	6,309,816
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	100,765
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,005	978,573
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,355	2,412,442
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	65	65,543
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	480	480,876
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	100	100,183
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,060	2,007,512
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,700	1,702,310
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(a)	5.00%	04/01/2049	5,000	5,329,228
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	1,500	1,502,046
New York & New Jersey (States of) Port Authority, One Hundred Eighty Nineth Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,533,367
New York & New Jersey (States of) Port Authority, One Hundred Eighty Ninth Series 2015, Ref. RB	5.00%	05/01/2040	1,000	1,011,172
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.00%	10/15/2041	250	254,551
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	4.00%	10/15/2045	$425	$ 425,247
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	1,000	1,000,210
New York & New Jersey (States of) Port Authority, Series 2020-222, Ref. RB	4.00%	07/15/2040	2,070	2,079,235
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,050	1,158,942
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,097,662
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5,590	5,829,046
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,097,859
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,000	1,090,071
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	85	95,215
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	20	20,006
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	489,300
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	100	100,828
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	100	100,417
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,490,465
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,109,708
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	950	946,299
New York (City of), NY, Series 2019 B-1, GO Bonds	4.00%	10/01/2039	500	505,596
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	90	95,682
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2039	1,000	1,013,365
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	37,535
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	3,700	3,958,706
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	100	86,106
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	15	16,223
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2040	5	5,592
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	30	33,415
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	40	43,629
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,100	3,059,339
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	115	128,028
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	25	27,590
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	15	16,616
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	225,835
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	75	83,268
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	227,115
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2039	560	595,441
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	125	132,560
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	10	10,523
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	10	10,431
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	100	89,299
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	55	55,329
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	1,000	1,000,330
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	460	488,166
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	50	49,348
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	55	45,143
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	568,805
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	500	564,301
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	500	562,156
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	520	581,909
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	285	317,554
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,250	2,473,723
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,605	1,798,032
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	3,080	3,436,144
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,590	1,756,393
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,575	1,539,549
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	2,000	2,118,024
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2040	$1,750	$ 1,544,632
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	5,000	4,074,010
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	5,000	3,891,221
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,520	1,480,411
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	305	303,309
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	1,500	1,468,683
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	10	9,976
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	435	354,684
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	200	200,003
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	380	345,762
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	140	137,014
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	410	378,517
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	1,315	1,389,702
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	5,342,167
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	25	25,039
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,044,045
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	855	923,419
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	700	701,610
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	792,266
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,000	1,964,754
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	1,000	1,065,114
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,455	1,458,346
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	55	55,140
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	55	55,140
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	3,000	3,215,655
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,000	4,902,039
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	9,150	9,979,695
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	980,408
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,010	1,100,027
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	2,395	2,570,300
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	5,000	4,980,416
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	5,000	5,468,467
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,500	2,786,600
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB	4.00%	06/15/2040	50	50,179
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	2,500	2,446,306
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	6,165	6,510,557
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	1,000	1,001,433
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,000	1,117,386
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,675,558
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,633,049
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,000	1,111,352
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,200	2,454,097
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	475	525,262
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	1,050	1,056,226
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	1,000	1,006,222
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2043	105	105,596
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2040	225	225,419
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	105	104,515
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,065	954,427
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	40	41,876
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	425	377,924
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	335	304,857
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	315	316,370
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	1,000	1,001,280
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	435	427,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	$100	$ 81,436
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,034,168
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	90	90,105
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,690	1,679,112
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	50	50,584
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	3,641,619
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	50	44,976
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	57,417
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2040	750	759,497
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	200	201,465
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,580	1,586,736
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,000	1,000,996
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	930	921,855
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	2,000	1,967,262
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	300	186,517
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	635	495,117
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2039	1,185	1,325,510
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	30	33,279
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	750	842,091
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	785	859,131
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,250	1,236,286
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	688,837
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	15	16,337
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	155	166,951
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	3,000	3,043,146
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	3,000	3,024,957
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	3,000	3,014,524
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	2,230	2,428,765
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,000	2,970,925
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	3,000	3,231,310
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2040	230	258,786
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,118,202
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,720	1,912,358
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	300	332,014
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	740	815,525
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	219,565
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	545	596,210
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	300	326,389
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	300	325,765
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,600	1,557,190
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	2,010	2,170,530
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2040	5,000	5,617,783
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	5,000	5,591,011
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	2,000	2,231,026
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	2,000	2,218,140
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,407,705
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	2,000	2,199,105
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	2,000	2,190,858
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	2,385	2,638,032
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	355	394,637
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	215	238,507
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	5,000	5,080,795
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	105	119,796
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	520	590,550
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	235	265,493
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	80	90,754
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	90,154
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	330	367,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	$500	$ 550,398
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	344,716
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	544,907
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,720	4,120,455
New York (City of), NY Transitional Finance Authority, Subseries 2013 F-1, RB	4.00%	02/01/2040	20	19,876
New York (City of), NY Transitional Finance Authority, Subseries 2015 B-1, RB(b)	5.00%	10/28/2024	655	656,904
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	1,850	1,846,484
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	30,142
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	70	63,234
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	20	20,985
New York (City of), NY Transitional Finance Authority, Subseries 2018, RB	4.00%	08/01/2039	15	15,147
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2039	1,035	1,181,076
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	400	454,946
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,137,898
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,126,136
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	1,000	1,121,225
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	1,000	1,132,479
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,089,313
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,541,741
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	140	140,783
New York (State of) Dormitory Authority, Series 2015 B, RB	5.00%	02/15/2042	370	372,492
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2040	1,000	1,034,467
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,000	984,189
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	645	634,911
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2040	1,000	1,055,812
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	400	397,595
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	120	117,891
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,256,334
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,505	1,493,038
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	1,000	1,059,706
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	665	702,610
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	1,215	1,280,258
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,046,950
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	3,229,062
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	1,315	1,277,104
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	3,878,507
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,050	911,625
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	75	64,449
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,015	1,010,133
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	40	31,622
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2040	1,305	1,319,221
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	265	285,359
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	3,475	3,422,677
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	500	491,353
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	65	65,381
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	540	540,925
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	54,024
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,665,644
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	230	226,640
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,175	2,398,225
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	230	230,446
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,055	1,144,418
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	755	665,084
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,750	1,867,527
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	10	11,083
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,000	976,341
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	110,041
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	109,457
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	$250	$ 281,433
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	175	195,942
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	460	512,875
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	30	33,209
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	25	27,590
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,700	4,108,808
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	1,305	1,269,941
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	2,000	2,290,155
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	375	403,503
New York (State of) Dormitory Authority (Bid Group 3), Series 2019 A, Ref. RB	5.00%	03/15/2040	25	26,577
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	500	490,473
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	5,100	4,005,228
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2040	275	291,190
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2040	45	47,357
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	25	21,905
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,055,272
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,635	1,607,455
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,500	1,502,911
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	225	222,857
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	512,231
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	625	762,689
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	6,923,791
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	765,945
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	1,040	1,017,887
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	1,933,157
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,300	5,617,014
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	84,896
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	1,000	1,003,194
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,555,760
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	40	41,558
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	27,230
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	09/01/2050	40	31,152
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	1,420	1,410,734
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,016,241
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	125	123,561
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	2,510	2,678,233
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	225	198,451
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,775	1,745,596
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	5,000	5,329,746
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	4.13%	05/01/2042	5	4,952
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	6,000	5,922,394
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	190	191,386
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	1,750	1,671,979
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,000	972,338
New York (State of) Dormitory Authority (Wagner College), Series 2022, Ref. RB	5.00%	07/01/2057	2,000	1,945,462
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	2,500	2,586,620
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	3,051,859
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,220	1,197,487
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	2,500	2,463,435
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	2,808,033
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2047	1,500	1,488,361
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGM)(a)	5.13%	11/15/2058	$1,200	$ 1,330,959
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,016,539
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	165	156,706
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,072,739
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	1,000	977,553
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	550	443,679
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	410	309,347
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2040	5,000	5,024,756
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2045	1,325	1,316,835
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	4.00%	01/01/2050	1,000	984,864
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(a)	3.00%	01/01/2053	290	220,756
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,400	2,665,094
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	215	166,537
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	8,315	6,577,637
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	375	366,276
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	225	248,678
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	60	58,761
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	1,010	1,132,221
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	925	995,666
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	475	465,972
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	700	694,910
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	240	235,916
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	130	144,982
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	50	55,427
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,130	1,229,606
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,108,347
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	385	380,241
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	3,000	2,896,188
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	495	476,766
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,000	974,629
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	25	25,028
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	5	4,951
New York (State of) Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2039	1,000	1,051,315
New York (State of) Utility Debt Securitization Authority, Series 2022 TE-1, Ref. RB	5.00%	12/15/2039	75	86,132
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,000	1,110,753
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,106,393
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,022,468
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	65	62,895
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,025,000
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,000	1,701,477
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	765,990
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	2,000	1,978,652
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,381,608
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,581,383
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	5,000	3,748,064
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,000	744,892
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,002,192
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	5,500	5,476,569
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	5,000	5,022,955
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5,000	5,443,201
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	1,041,960
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	20	20,977
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	$40	$ 41,883
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	750	736,819
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2040	20	21,551
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	625	622,857
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	700	688,933
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,088,219
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	110	119,265
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	1,900	1,884,342
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	2,300	2,259,488
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,585,460
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	3,010	3,028,209
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,067,034
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,000	980,870
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	39,637
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,060	948,807
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	1,055	1,135,260
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	150	121,004
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,000	1,113,753
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,077,294
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2040	900	807,915
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	300	298,455
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	730	720,977
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	1,500	1,476,284
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	445	444,001
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,000	990,384
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	1,000	995,461
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,000	986,239
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,000	983,153
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	1,005,599
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,000	988,416
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	799,539
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	27,069
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	55	59,400
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	280	304,504
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	2,500	2,506,004
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	4,550	4,531,233
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	1,000	991,144
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2044	1,555	1,197,350
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	775	766,593
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	565	512,944
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	500	428,894
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	169,331
Triborough Bridge & Tunnel Authority, Series 2014 A, RB(b)	5.00%	11/19/2024	25	25,098
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	225	227,285
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,102,769
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,068,591
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,000	3,196,867
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	5,000	5,501,624
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,560	2,790,484
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	2,000	2,194,329
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	2,000	1,958,893
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,208,884
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,954,758
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	2,000	2,200,414
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	$5,000	$ 5,159,137
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	9,675	10,073,947
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	2,500	2,462,211
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,324,087
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,500	1,449,016
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,593,375
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	3,000	3,209,638
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	5,775	5,662,839
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	175	192,544
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,000	1,097,111
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,092,928
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	500	541,508
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,000	1,083,283
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	10,000	9,727,073
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	1,375	1,500,977
Westchester County Local Development Corp., Series 2014 A, RB(b)	5.50%	11/25/2024	1,000	1,005,347
				638,869,657
North Carolina-0.82%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	500	408,338
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	2,000	2,209,455
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,061,612
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,842,317
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	407,827
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	750	724,414
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	3,500	3,366,731
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,000	812,145
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	10	9,979
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	155	150,254
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	750	782,122
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,265	1,239,363
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,200	1,169,345
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	1,000	963,288
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	819,074
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	500	502,378
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,536,539
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGM)(a)	4.00%	01/01/2041	50	49,339
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGM)(a)	5.00%	01/01/2058	2,000	2,129,779
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGM)(a)	5.00%	01/01/2049	1,075	1,123,299
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	430	500,838
				23,808,436
North Dakota-0.17%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	45	39,325
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	90	76,882
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2046	1,515	1,221,491
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGM)(a)	3.00%	12/01/2051	500	384,647
University of North Dakota, Series 2021 A, COP, (INS - AGM)(a)	3.00%	06/01/2061	4,500	3,175,761
				4,898,106
Ohio-1.94%
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	110	106,834
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	5.00%	11/01/2043	35	35,048
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	1,365	1,350,275
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	$85	$ 84,994
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	370	370,284
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,041,896
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,037,635
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	175	190,554
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,015	937,246
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	25	25,424
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	1,008,381
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	45	40,930
Franklin (County of), OH, Series 2018 A, RB	4.00%	05/15/2047	990	951,347
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	505	526,639
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	115	111,572
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	750	751,204
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGM)(a)	4.25%	12/01/2048	1,000	989,565
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	5,900	6,932,184
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	175	157,166
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	10,000	10,805,611
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	3,470,218
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	287,732
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	1,000	961,169
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	2,070	1,587,416
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	2,280	2,122,200
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	2,000	1,988,037
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,052,489
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	100	99,396
Northeast Ohio Regional Sewer District, Series 2019, Ref. RB	3.00%	11/15/2040	20	17,516
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	55	53,254
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	95,144
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	200	198,271
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	105	83,905
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,191
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	175	167,132
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	2,250	2,089,453
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	35	27,384
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	31,789
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	500	484,657
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	500	537,312
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	1,000	1,063,198
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,086,499
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,000	1,065,944
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2021 A, RB	5.00%	12/01/2046	250	271,635
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2039	10	11,400
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2023 B, RB	5.00%	12/01/2040	75	85,012
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	825	928,253
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	460	449,527
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	2,540	2,760,979
				56,536,901
Oklahoma-0.44%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	420	419,067
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,000	1,123,608
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-(continued)
Oklahoma (State of) Municipal Power Authority, Series 2016 A, Ref. RB, (INS - AGM)(a)	3.13%	01/01/2041	$225	$ 199,334
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	15	15,047
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	1,690	1,740,656
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	1,000	1,019,973
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	370	359,872
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,071,228
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,030	1,030,701
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,000	993,976
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,100,391
University of Oklahoma (The), Series 2021 A, RB, (INS - AGM)(a)	5.00%	07/01/2046	2,520	2,693,386
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	20	21,915
				12,789,154
Oregon-1.20%
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,279,673
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	25	19,929
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	10	8,646
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	4.00%	08/15/2045	7,000	6,816,015
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(a)	3.00%	08/15/2050	5,000	3,901,994
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	5,237,035
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	2,609,506
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	2,500	2,650,183
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,000	1,733,463
Salem Hospital Facility Authority, Series 2019, Ref. RB	3.00%	05/15/2049	40	31,752
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	7,567,494
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,109,798
				34,965,488
Pennsylvania-3.89%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	3,769,209
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	4,745,068
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,110	1,991,994
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,780	2,840,806
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	2,000	2,290,254
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	1,110	824,094
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	5,000	4,660,234
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	150	141,730
Delaware (State of) River Port Authority, Series 2013, RB	5.00%	01/01/2040	2,200	2,202,507
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,037,446
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare), Series 2018, Ref. RB	4.00%	07/15/2048	240	211,239
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,938,461
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,130	1,079,551
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	2,607,946
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGM)(a)	5.00%	03/15/2048	1,000	1,071,995
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	2,000	2,087,899
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	2,000	2,068,120
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,522,819
Lancaster School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	04/01/2040	2,880	2,935,149
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	10	9,669
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.13%	07/01/2040	485	482,293
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	70	69,440
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	25	25,887
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	1,000	933,953
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	165	154,040
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	$1,000	$ 957,915
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	932,146
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,044,355
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	850	875,447
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	258,786
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	50	48,962
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	10	8,625
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	10,090	8,264,311
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	8,555	8,074,713
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	3,500	3,454,503
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	900	996,096
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	500	487,011
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	30	23,810
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015 A, Ref. RB	5.00%	09/01/2045	955	958,367
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	5.25%	09/01/2050	1,000	1,003,410
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,057,098
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	300	300,064
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,204,747
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	5.00%	08/15/2040	90	91,264
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	470	464,683
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	140	140,549
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,435	1,493,473
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,086,422
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 A, RB	5.00%	12/01/2044	1,375	1,378,530
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 C, RB	5.00%	12/01/2044	1,200	1,203,081
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	5.00%	12/01/2040	1,000	1,008,144
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	870	871,223
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	370	373,713
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2040	270	273,651
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	25	25,301
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	85	86,922
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	10	10,114
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	255	264,568
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	115	121,004
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	1,465	1,527,421
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	5,243,538
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	10	10,524
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	670	632,982
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGM)(a)	4.00%	12/01/2049	90	87,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	$30	$ 32,189
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	15	12,928
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	100	98,289
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	100	97,520
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	100	96,887
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	100	96,076
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	185	174,272
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	1,055	1,131,757
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,000	958,515
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	445	426,539
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,120	1,076,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	435	466,131
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	60	64,865
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	935	896,212
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	500	549,116
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	500	543,994
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,000	1,083,419
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	445	489,280
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	500	557,418
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	554,652
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,605,152
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,537,162
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	4.50%	09/01/2048	2,000	2,042,290
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGM)(a)	5.50%	09/01/2053	2,000	2,280,910
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGM)(a)	4.00%	08/01/2045	210	208,271
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,984,171
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	10	9,428
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,517,222
Philadelphia School District, Series 2018 B, GO Bonds, (INS - AGM)(a)	4.00%	09/01/2043	130	129,879
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	190	181,154
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,350	1,267,755
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	750	772,321
				112,988,507
Rhode Island-0.10%
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	945	897,337
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,032,508
				2,929,845
South Carolina-1.07%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,000	1,100,590
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	35	33,541
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	535,642
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	920	900,881
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	275	265,646
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,000	1,032,821
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,000	986,043
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,595	1,605,727
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	1,000	1,025,169
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	$1,405	$ 1,409,382
South Carolina (State of) Public Service Authority, Series 2013 E, Ref. RB(b)	5.00%	10/23/2024	4,660	4,671,584
South Carolina (State of) Public Service Authority, Series 2014 A, RB(b)	5.50%	10/23/2024	1,000	1,003,169
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	15	14,538
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	25	25,056
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,500	2,512,548
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	492,661
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,095	908,655
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	491,583
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	526,033
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	127,577
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,250	1,306,804
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	2,000	2,139,336
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	6,600	6,340,516
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	100	108,376
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	200	192,448
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	300	307,912
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,000	1,074,420
				31,138,658
South Dakota-0.13%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	1,500	1,527,706
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	100	79,989
South Dakota (State of) Health & Educational Facilities Authority (Regional Health), Series 2017, RB	5.00%	09/01/2040	1,300	1,340,987
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	980	960,044
				3,908,726
Tennessee-0.93%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	85	80,810
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	1,550	1,673,150
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,510,055
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	770	823,198
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	1,000	1,076,448
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	1,000	1,125,073
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	130	130,783
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2040	3,000	3,046,305
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	2,776,242
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,000	940,628
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,034,622
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	970,477
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2048	2,000	2,200,285
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2053	500	545,643
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGM)(a)	5.25%	07/01/2056	2,000	2,174,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	$3,000	$ 3,088,915
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	2,500	2,722,556
				26,919,757
Texas-11.76%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	175	171,073
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	370	354,656
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	25	24,439
Arlington (City of), TX, Series 2018 A, RB, (INS - AGM)(a)	5.00%	02/15/2048	1,000	1,029,766
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	96,251
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	500	475,232
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	1,016,038
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	10	10,330
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,020,356
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	2,320	2,370,637
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	25	26,434
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	515	547,977
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	768,972
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	35	37,852
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,000	1,094,266
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	600	652,772
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2040	1,030	1,018,152
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	40	43,646
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	65	71,840
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	2,000	2,210,374
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,540	1,626,287
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2040	40	44,746
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	105	106,464
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	285	272,258
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	40	41,317
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,188,588
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	125	120,695
Bexar (County of), TX, Series 2016, Ctfs. Of Obligation	3.00%	06/15/2041	55	47,842
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	25	24,366
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	70	67,990
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligation	4.00%	02/15/2043	25	24,307
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	10	10,330
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	20	19,583
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	5,550	6,614,628
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	25	27,647
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	488,408
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	35	34,698
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	185	175,692
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,000	976,904
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	105	94,469
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,049,433
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,295	1,242,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	$1,010	$ 1,069,954
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,055	1,008,052
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,877,571
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	7,000	7,003,924
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	500	499,682
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	450	438,695
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	570	551,319
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,957
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	35	34,466
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,500	1,480,745
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	969,915
Corpus Christi (City of), TX, Series 2015 A, RB	5.00%	07/15/2045	10	10,081
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	105	102,799
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	645	640,322
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	340	367,512
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	3,000	2,971,552
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	110	97,274
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	775	786,326
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	2,000	1,955,022
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	488,623
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	1,000	1,031,160
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	685	685,208
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	165	134,822
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	6,000	6,578,188
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,700	1,810,669
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,500	3,804,502
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	193,010
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,000	979,393
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	562,035
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	839,345
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	1,350	1,503,665
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	600	654,895
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	1,070	1,158,718
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	20	19,400
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	5,000	5,327,466
El Paso (County of), TX Hospital District, Series 2013, Ctfs. Of Obligation(b)	5.00%	11/26/2024	470	471,945
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,300	1,304,664
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	25	24,456
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	960,222
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,000	982,794
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	$1,000	$ 961,998
Fort Bend County Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	10	10,002
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	50	49,479
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	25	24,548
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	576,410
Frisco Independent School District, Series 2012 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2042	425	363,860
Frisco Independent School District, Series 2014, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	945	921,533
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	395	413,472
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	590	563,451
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,360	1,471,366
Georgetown (City of), TX, Series 2022, RB, (INS - AGM)(a)	5.00%	08/15/2042	15	16,205
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	987,065
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	35	34,115
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	10,000	10,414,198
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	95	98,788
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	521,376
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	305	323,035
Harris (County of) & Houston (City of), TX Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	3,951,132
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	4,500	4,504,545
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,000	959,727
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,030	1,000,790
Harris (County of), TX Flood Control District, Series 2022 A, GO Bonds	4.25%	10/01/2047	235	237,539
Harris (County of), TX Flood Control District, Series 2023 A, GO Bonds	4.00%	09/15/2048	910	893,943
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	30	32,033
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,914,281
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	2,000	2,159,845
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	800	769,610
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	1,350	1,325,609
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	3.00%	08/15/2050	1,000	793,034
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,000	960,461
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,010	1,127,475
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,000	1,111,035
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	8,100	7,793,825
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligation	4.00%	08/15/2043	215	212,320
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	3,464,036
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	3,738,053
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,886,796
Houston Independent School District, Series 2016 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2040	25	25,024
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,565	2,766,866
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	2,000	1,934,276
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,200	1,237,061
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	870	889,550
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	780,661
Hutto (City of), TX, Series 2017, Ctfs. Of Obligation, (INS - AGM)(a)	5.00%	08/01/2057	5,000	5,127,222
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	1,000	974,675
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,500	1,628,441
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,500	1,614,534
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	$55	$ 60,611
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,222,239
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,000	956,095
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	30	30,912
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	25	24,100
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	205	204,454
Klein Independent School District, Series 2015 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2040	1,000	1,001,334
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	1,000	989,498
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	700	684,768
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	5,171,276
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	1,000	977,760
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,926,251
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	3,000	3,239,360
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	2,000	2,155,092
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,000	958,530
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	986,953
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,002,654
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	195	220,258
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,010,625
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	5,000	5,370,222
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	25	24,738
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	570	575,157
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2045	560	564,022
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	105	108,788
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	25	25,740
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,025	2,077,534
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	70	74,831
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	1,250	1,317,718
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	1,250	1,311,755
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	35	37,377
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	30	33,038
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2048	30	33,282
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.25%	05/15/2053	25	27,461
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGM)(a)	5.50%	05/15/2053	50	55,236
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2049	1,000	1,091,225
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGC)(a)	5.00%	05/15/2054	1,000	1,086,135
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,445	1,392,869
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	10	9,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	$500	$ 478,855
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	333,625
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	5,128,716
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	2,000	2,000,928
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,700,103
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	820	835,199
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	90	97,552
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	500	518,018
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	2,000	1,905,731
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	123,816
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	1,006,432
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,375	1,353,783
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	25	24,463
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	150	146,752
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	75	72,059
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,000	1,091,492
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,082,914
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(a)	5.00%	04/01/2046	1,250	1,250,078
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	886,653
North East Texas Regional Mobility Authority, Series 2016, RB	5.00%	01/01/2046	85	86,007
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,000	968,715
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	85	88,074
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,152,960
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	155	149,125
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2046	360	285,344
North Texas Tollway Authority, Series 2022 A, Ref. RB	4.13%	01/01/2040	1,000	1,007,067
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,215	1,186,531
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,000	985,142
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	984,250
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,015	1,088,930
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	416,951
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2040	30	34,013
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	55	62,056
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligation	5.00%	08/01/2053	235	250,256
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	2,750	3,054,021
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	4,000	4,425,008
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	1,500	1,654,132
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,023,852
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,081,753
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	40	38,496
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	40	38,958
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	155	149,170
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,150	1,100,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	$2,285	$ 2,329,097
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	115	123,913
Sabine-Neches Navigation District, Series 2022, GO Bonds	4.63%	02/15/2047	40	40,967
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	1,014,182
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	5,000	5,139,248
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	4,210,167
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,595,617
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	500	528,979
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,080,868
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	2,598,918
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,162,741
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	5,298,168
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	640,998
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	618,015
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	1,060	1,154,409
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	85	91,499
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	25	24,273
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,495	1,447,889
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	80	78,750
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,105,651
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,079,039
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	130	141,133
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,000	995,319
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	60	59,999
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	505	549,340
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	30	29,576
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	34,075
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,058,311
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	5,000	5,452,312
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	503,394
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	479,659
Tarrant County College District, Series 2022, GO Bonds	5.00%	08/15/2040	65	72,280
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	75	73,819
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	5.00%	11/15/2045	750	759,440
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	10	10,398
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,600	1,512,526
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	330	324,256
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	335	322,777
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	425	406,731
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	1,000	1,022,980
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	275	264,220
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	10	8,036
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2039	2,000	2,029,110
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2040	$2,000	$ 2,027,130
Texas (State of) (Water Financial Assistance), Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	2,000	2,026,051
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB(b)	5.00%	11/04/2024	2,500	2,507,576
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 A, Ref. RB	3.00%	08/15/2040	395	349,045
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2040	1,200	1,190,914
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2040	500	508,435
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	305	295,855
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	3,964,361
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	405	401,492
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,032,512
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	5,065	5,229,790
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	550	574,839
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	1,205	1,194,910
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	4,000	4,183,897
Texas (State of) Water Development Board, Series 2019 A, RB	3.00%	10/15/2039	70	62,698
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	50	49,045
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	195	188,269
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,135	1,121,106
Texas (State of) Water Development Board, Series 2022, RB	4.65%	10/15/2040	500	538,311
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	60	64,382
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,065	1,141,830
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	25	26,384
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	1,000	1,072,176
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,000	1,107,292
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,000	1,076,273
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	147,296
Texas Private Activity Bond Surface Transportation Corp., Series 2020, Ref. RB	4.00%	06/30/2040	60	59,827
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 A, Ref. RB	4.00%	12/31/2039	1,000	1,003,037
Texas State Technical College, Series 2022, RB, (INS - AGM)(a)	5.50%	08/01/2042	2,160	2,450,425
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	450	438,677
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	5,000	5,428,171
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	85	92,400
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	500	468,648
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,676
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	150	118,135
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	20	19,413
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	60	60,409
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	260	253,180
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,000	998,600
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5	4,748
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	250	243,495
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	10	9,620
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	20	19,691
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,350	1,315,434
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	605	672,827
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	15	14,611
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	$2,500	$ 2,558,646
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,493,973
				341,972,468
Utah-0.64%
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	1,000	1,087,163
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,084,268
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,081,105
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	625	674,250
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	1,000	1,107,736
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,100,420
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	1,155	1,290,095
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	750	835,538
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	1,000	1,110,678
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2042	2,000	2,060,319
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	300	307,623
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	3,000	3,109,106
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	40	44,305
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	1,135	1,232,356
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2039	80	89,946
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2040	45	50,360
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,114,149
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	130	144,259
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	325	363,849
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	290	234,085
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	400	408,987
				18,530,597
Vermont-0.05%
University of Vermont and State Agricultural College, Series 2015, Ref. RB	4.00%	10/01/2040	1,215	1,215,253
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center), Series 2016, RB	4.00%	12/01/2042	230	221,233
				1,436,486
Virginia-1.04%
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	10	8,941
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGM)(a)	4.00%	07/15/2047	250	242,210
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,416,958
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,688,536
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	3,000	3,019,358
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	1,000	1,035,792
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	110	110,071
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	580	566,592
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	969,736
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	1,000	1,057,167
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,200	1,170,301
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,250	1,213,642
Isle Wight (County of) VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGM)(a)	4.75%	07/01/2053	300	316,343
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,000	1,005,141
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,010,695
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	105	81,341
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	820	801,555
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	1,000	1,081,449
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	496,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	$505	$ 581,094
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,930	1,616,096
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	60	49,426
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,424,745
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2040	1,015	1,126,290
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	1,005	1,104,622
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2040	10	11,283
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	500	502,523
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	1,000	1,013,787
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	11/01/2039	125	127,624
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	963,593
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	540	522,211
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,000	1,094,651
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	725	693,124
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGM)(a)	4.13%	07/01/2058	250	246,482
				30,370,089
Washington-1.96%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	4,500	4,644,412
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	3,560,736
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2040	50	51,306
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	2,000	2,186,460
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	100	113,088
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2040	1,050	1,155,482
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,025	1,122,895
King & Snohomish Counties School District No. 417 Northshore, Series 2022, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	120	135,274
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	50	56,579
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	55	54,258
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2040	500	500,278
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	500	500,007
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,000	1,111,605
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,000	1,013,372
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	500	493,569
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	100	98,402
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	135	133,825
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	15	16,140
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,019,974
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,064,174
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2049	250	272,283
Tacoma (City of), WA, Series 2024 A, Ref. RB	5.00%	01/01/2054	150	162,022
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,150	1,235,546
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	975	838,657
Washington (State of), Series 2015 A-1, GO Bonds	5.00%	08/01/2040	500	506,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	$4,905	$ 5,086,381
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	500	525,753
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	105	110,227
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2040	305	319,954
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	500	523,464
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	193,353
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2039	75	80,811
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	500	531,666
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	30	32,143
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2040	35	38,000
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	10	10,825
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	80	86,372
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	10	10,765
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	60	63,825
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	20	21,477
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	200	215,210
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	40	42,931
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	35	37,469
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	10	10,682
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	1,030	1,116,272
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	45	48,623
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,055	1,137,926
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2039	20	23,027
Washington (State of), Series R-2024C, Ref. GO Bonds	5.00%	08/01/2040	10	11,441
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2040	60	66,107
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	835	913,578
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,087,359
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,577,961
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,078,791
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2039	1,010	1,135,447
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2040	290	323,259
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	200	222,072
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,210	1,338,227
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,080	1,190,093
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	185	204,263
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2040	1,000	1,124,061
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	94,231
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	65	73,248
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	705	788,136
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	205	225,361
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	155	170,241
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	290	317,580
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	65	70,761
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	542,963
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2040	1,035	1,147,049
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	100	110,010
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,114,381
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	55	60,901
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	35	38,614
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	11,004
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	125	136,676
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	65	70,881
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	45	48,945
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	80	87,838
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	70	76,338
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	173,457
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	53,276
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	105	94,854
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	$45	$ 39,667
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,263,656
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	292,711
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	180	172,669
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	960,822
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	85	81,044
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	275	275,002
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	20	18,727
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,123,911
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	908,729
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	310	246,188
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,099,049
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	480	464,603
Washington State University, Series 2015, Ref. RB	5.00%	04/01/2040	25	25,202
				57,065,397
West Virginia-0.13%
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	740	735,860
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	14,871
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	10	10,565
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	143,070
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	1,000	1,016,771
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	5	4,876
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	490,832
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	360	356,682
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	70	68,912
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	200	208,268
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	80	78,343
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	70	74,625
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	605	582,739
				3,786,414
Wisconsin-0.97%
University of Wisconsin Hospitals & Clinics, Series 2021, Ref. RB	4.00%	04/01/2046	50	47,985
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	25	23,975
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	170	138,494
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	165	127,024
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	495	452,832
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	1,000	1,002,301
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.50%	11/15/2039	500	500,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	4.00%	11/15/2046	$430	$ 410,687
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	4.00%	11/15/2039	1,000	1,001,258
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,075	1,052,033
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	500	384,679
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,210	3,085,363
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	70	70,346
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,360	1,319,460
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	2,500	2,369,244
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	275	267,880
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group), Series 2015, Ref. RB(b)	5.00%	11/12/2024	1,500	1,505,294
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	55	43,556
Wisconsin (State of) Health & Educational Facilities Authority (ThedaCare, Inc.), Series 2015, Ref. RB	5.00%	12/15/2044	500	500,329
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(e)	5.75%	07/01/2063	800	864,685
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	354	379,862
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	747,017
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	275	212,569
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	955,507
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	800	870,729
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,123,969
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	20	20,449
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,215	1,191,033
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	927,294
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	06/01/2045	3,100	2,533,837
				28,130,554
Wyoming-0.12%
University of Wyoming, Series 2021 C, RB, (INS - AGM)(a)	4.00%	06/01/2051	3,600	3,467,541
TOTAL INVESTMENTS IN SECURITIES-98.81% (Cost $2,960,334,694)				2,872,285,028
OTHER ASSETS LESS LIABILITIES-1.19%				34,499,762
NET ASSETS-100.00%				$2,906,784,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
August 31, 2024
Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.

Entities	Percentage
Assured Guaranty Municipal Corp	7.83%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Invesco New York AMT-Free Municipal Bond ETF (PZT)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.77%
Guam-0.16%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$ 206,790
New York-98.61%
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	4.00%	11/01/2044	1,000	995,559
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,500	2,674,002
Battery Park (City of), NY Authority (Sustainability Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	554,396
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	785,131
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,001,692
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	503,433
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	464,833
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	500	495,644
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGM)(a)	4.00%	02/15/2047	20	19,613
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	2,000	2,060,374
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	63,344
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	49,577
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	48,178
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	29,030
Metropolitan Transportation Authority, Series 2020 A-1, RB	4.00%	11/15/2040	5	5,009
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2054	110	106,297
Metropolitan Transportation Authority, Series 2020 D-1, RB	5.00%	11/15/2043	55	58,512
Metropolitan Transportation Authority, Series 2020 D-2, RB	4.00%	11/15/2048	65	62,643
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	99,761
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2044	80	87,127
Metropolitan Transportation Authority, Series 2024 A, Ref. RB	5.00%	11/15/2047	100	107,767
Metropolitan Transportation Authority, Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	195,886
Metropolitan Transportation Authority, Subseries 2014 D-1, RB	5.00%	11/15/2039	100	100,226
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2045	25	24,350
Metropolitan Transportation Authority (Bidding Group 1), Series 2021 A-1, RB	4.00%	11/15/2046	100	97,049
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,014,605
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,704
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGM)(a)	5.00%	11/15/2044	800	842,357
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	500	487,088
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(a)	4.00%	11/15/2043	50	49,811
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	410,295
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,051,636
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	19,474
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	500	487,260
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,241,685
New York & New Jersey (States of) Port Authority, One Hundred Eighty Fourth Series 2014, RB	5.00%	09/01/2039	100	100,136
New York & New Jersey (States of) Port Authority, One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,019,817
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	30	25,715
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	25	27,594
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	219,532
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	115	114,137
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,214
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,037,676
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	109,007
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	40	45,606
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	100,032
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2040	500	504,140
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	753,124
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	88,205
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	50,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	$2,000	$ 2,151,380
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	17,139
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	100,250
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	21,498
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,072,434
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	90	73,279
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	391,023
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	85	90,943
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	105	102,619
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	25,832
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	80,600
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	175	171,738
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	50,096
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	200	197,111
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	49,830
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	16,304
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	16,249
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,079,506
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	89,063
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	55,473
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	38,626
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	109,987
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	98,576
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	111,399
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	309,202
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	113,667
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	331,267
New York (City of), NY, Subseries 2016 A-1, GO Bonds	4.00%	08/01/2039	50	50,030
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	100	106,048
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	1,000	1,056,133
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	219,660
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2039	25	26,835
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	5	5,030
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	28,384
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	15	12,312
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2039	500	568,805
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	50	56,430
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	213,619
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	33,572
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	11,137
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	22,182
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	61,703
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	139,881
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2040	10	11,147
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	112,027
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	220,930
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	488,746
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.00%	01/01/2046	100	81,480
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	1,556,488
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	110,187
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	199,522
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	163,073
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,163
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	3.50%	06/15/2040	25	24,294
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	100	104,912
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB	5.00%	06/15/2040	200	209,824
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2039	$10	$ 10,608
New York (City of), NY Municipal Water Finance Authority, Series 2018 FF, Ref. RB	5.00%	06/15/2040	200	211,362
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	978,523
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	97,852
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA, Ref. RB	5.00%	06/15/2040	20	21,600
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	200	200,392
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,000	792,266
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	982,377
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	75	75,173
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	65	65,165
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	100	108,651
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	1,000	1,060,476
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,000	2,143,770
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	4,252
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	980,408
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	1,000	1,069,310
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	65,348
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	54,565
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,989,584
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB	5.00%	06/15/2040	115	123,442
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	111,739
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	11,170
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	200	222,270
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	333,172
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	111,158
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	347,238
New York (City of), NY Transitional Finance Authority, Series 2014 B-1, RB(b)(c)	5.00%	10/28/2024	200	200,581
New York (City of), NY Transitional Finance Authority, Series 2015 E-1, RB	5.00%	02/01/2041	300	301,779
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	100	100,622
New York (City of), NY Transitional Finance Authority, Series 2016 A-1, RB	5.00%	05/01/2040	200	205,070
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,017,596
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	34,654
New York (City of), NY Transitional Finance Authority, Series 2017 A-2, RB	5.00%	08/01/2039	15	15,674
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	5.00%	08/01/2040	5	5,214
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	99,538
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	300	298,615
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,035,239
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,547,094
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	238,257
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	40,328
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,862
New York (City of), NY Transitional Finance Authority, Series 2017, RB	5.00%	02/01/2040	15	15,528
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	75	74,492
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	985,916
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	99,492
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	41,432
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,628,720
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	50	50,342
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2039	25	25,449
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2040	50	50,584
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	10	9,936
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	50,563
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	35,135
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2040	100	101,167
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	27,189
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	25	24,839
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	74,165
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	9,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	$1,000	$ 801,004
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2040	40	35,981
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	4,962
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	102,666
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,945
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	188,336
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	142,626
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	22,186
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	60,430
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	21,889
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	109,053
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	74,177
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	21,947
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	38,269
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	70,794
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2040	15	15,216
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	126,040
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	108,913
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	420,070
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	16,071
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	33,062
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	109,396
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,880
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	108,588
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	250	269,966
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	225,367
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	44,728
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2040	45	51,368
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	77,635
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	44,163
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	109,543
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	160,383
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	390,939
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	105,140
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	33,520
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	114,994
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	180	200,097
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	221,867
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	109,853
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	203,232
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2039	100	114,092
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2040	30	34,070
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	1,000	1,129,756
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2040	35	39,705
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	28,173
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	50	56,003
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	111,453
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	27,738
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	66,048
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	109,434
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	87,368
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,144,304
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	332,295
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	561,362
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,585
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	20	22,239
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	16,545
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	100	109,640
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	$100	$ 111,671
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	166,090
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	111,519
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	222,689
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	108,830
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	5.00%	08/01/2040	20	20,579
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	20	17,224
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2040	10	10,545
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	65	64,299
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	34,121
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	22,645
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	300	339,744
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	196,002
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,226
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,463
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,428
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	200	209,389
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	21,194
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	2,000	1,942,363
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	85	73,798
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	30,076
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	19,808
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	29,695
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	83,758
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	790,545
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	107,683
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	590,966
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	79,222
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	98,271
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2040	500	505,022
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	100	98,460
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	99,145
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	98,460
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	498,790
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	200	200,388
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	40	39,858
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,709
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGM)(a)	5.25%	10/01/2050	1,000	1,084,368
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	107,849
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,092,929
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	90,059
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	5	5,598
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	105	117,069
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	25	27,790
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	110,696
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	126,914
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	98,526
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	111,801
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	100	111,481
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	394,223
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	2,500	2,471,590
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	65,714
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,046,327
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	406,047
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,065,199
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	483,289
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,897
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	$10	$ 9,922
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	1,110	863,447
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,966,522
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	508,120
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	500	594,395
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	525,762
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,735,623
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2052	4,000	3,930,777
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGM)(a)	4.00%	11/15/2061	1,490	1,441,431
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,016,539
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	99,991
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	104,869
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	242,887
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,567,703
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	1,000	791,057
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	500	552,617
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	250	280,736
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	96,639
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	19,587
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	5.00%	03/15/2040	35	39,235
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	65	69,966
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	215,001
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	98,099
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,729
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	110,853
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	9,965
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	96,859
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	49,129
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	103,374
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	221,669
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	55	54,320
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	80,007
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	144,809
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	20	19,802
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	965,881
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	29,086
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,554
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	1,906,176
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	2,000	2,016,667
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	914,544
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	989,326
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	445	373,274
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,109,941
New York State Environmental Facilities Corp., Series 2024, Ref. RB	5.25%	06/15/2053	1,000	1,125,886
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	107,384
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	8,065
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,088,219
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	247,940
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	555,048
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	19,835
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	81,431
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	8,020
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	50	44,755
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	107,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	$10	$ 10,761
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	116,970
New York State Urban Development Corp., Series 2023, Ref. RB	5.00%	03/15/2063	200	215,459
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	94,892
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,989,699
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	100	99,776
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	54,991
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	82,234
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	81,969
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	27,239
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	14,826
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	799,539
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	16,241
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	21,615
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	16,200
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	45	49,086
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	27,249
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	30	32,625
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2039	500	501,201
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	1,000	989,488
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	500	532,678
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,503,610
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	991,114
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	31,396
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	98,376
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2040	60	66,747
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	10	11,244
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,090,033
Triborough Bridge & Tunnel Authority, Series 2022 D-2, RB	4.50%	05/15/2047	10	10,264
Triborough Bridge & Tunnel Authority, Series 2023 A, RB	5.00%	05/15/2053	35	37,940
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2041	5	5,627
Triborough Bridge & Tunnel Authority, Series 2023 C, RB	5.00%	11/15/2043	5	5,566
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	109,716
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,091,196
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	415,386
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	550,104
Triborough Bridge & Tunnel Authority, Series 2024, Ref. RB	5.25%	05/15/2054	300	332,865
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	500	545,175
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,000	1,104,797
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-1A, Ref. RB	5.00%	11/15/2039	5	5,631
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	222,946
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,500	2,663,183
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	15,934
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	99,023
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	30	32,490
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	37,915
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	97,271
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	217,712
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.00%	05/15/2048	100	98,487
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	5.00%	05/15/2048	20	21,832
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB	4.50%	05/15/2063	300	305,323
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	$100	$ 109,156
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	108,710
				126,356,425
TOTAL INVESTMENTS IN SECURITIES(d)-98.77% (Cost $131,680,683)				126,563,215
OTHER ASSETS LESS LIABILITIES-1.23%				1,572,300
NET ASSETS-100.00%				$128,135,515

Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	8.21%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99

Invesco Preferred ETF (PGX)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Preferred Stocks-99.87%
Automobiles-1.99%
Ford Motor Co.
Pfd., 6.00%	1,284,784	$ 32,170,992
Pfd., 6.20%	1,208,796	30,437,483
Pfd., 6.50%(b)	968,126	24,687,213
		87,295,688
Banks-32.98%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	170,587	3,739,267
Series E, Pfd., 5.88%(b)	154,293	3,524,052
Pfd., 6.63%(b)(c)	494,430	11,772,378
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,572,467	30,144,192
Series QQ, Pfd., 4.25%(b)	2,094,107	41,170,144
Series NN, Pfd., 4.38%(b)	1,759,761	35,617,563
Series SS, Pfd., 4.75%	1,090,286	23,659,206
Series LL, Pfd., 5.00%(b)	2,121,474	47,945,312
Series KK, Pfd., 5.38%(b)	2,363,576	56,418,559
Series HH, Pfd., 5.88%	1,394,997	34,847,025
Series GG, Pfd., 6.00%(b)	2,170,090	54,664,567
Series K, Pfd., 6.45%(b)	1,348,966	34,816,812
Bank of Hawaii Corp.
Series A, Pfd., 4.38%(b)	293,691	5,210,078
Pfd., 8.00%	260,961	6,818,911
Bank OZK, Series A, Pfd., 4.63%(b)	564,704	9,808,909
Cadence Bank, Series A, Pfd., 5.50%(b)	297,352	6,360,359
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%	727,723	15,602,381
Pfd., 7.38%(b)	638,396	16,879,190
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	232,071	4,859,567
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	401,010	8,461,311
Series A, Pfd., 6.00%(b)	318,743	8,029,136
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	580,626	12,982,797
Series C, Pfd., 5.63%(b)	308,468	7,107,103
First Horizon Corp.
Series F, Pfd., 4.70%	231,978	4,479,495
Series E, Pfd., 6.50%(b)	246,129	6,099,077
Fulton Financial Corp., Series A, Pfd., 5.13%(b)	314,359	5,821,929
Hancock Whitney Corp., Pfd., 6.25%(b)	278,365	6,833,861
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	794,367	14,910,269
Series C, Pfd., 5.70%(b)	294,993	7,038,533
Series J, Pfd., 6.88%(b)(c)	527,937	13,383,203
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	3,194,748	64,789,489
Series JJ, Pfd., 4.55%(b)	2,394,734	51,558,623
Series LL, Pfd., 4.63%(b)	2,969,638	65,718,089
Series GG, Pfd., 4.75%(b)	1,438,180	32,718,595
Series DD, Pfd., 5.75%	2,724,407	68,028,443
Series EE, Pfd., 6.00%	2,971,226	74,934,320
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%	722,119	$ 16,204,350
Series F, Pfd., 5.65%(b)	684,430	15,550,250
Series E, Pfd., 6.13%(b)(c)	810,078	20,008,927
Pfd., 6.20%(b)(c)	959,048	23,266,505
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	413,237	10,463,161
Series J, Pfd., 7.50%(b)	1,209,907	32,776,381
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	81,174	1,647,832
Old National Bancorp
Series A, Pfd., 7.00%(b)	177,842	4,465,613
Series C, Pfd., 7.00%	192,853	4,825,182
Popular Capital Trust II, Pfd., 6.13%	51,491	1,302,722
Regions Financial Corp.
Series E, Pfd., 4.45%	641,806	11,892,665
Series C, Pfd., 5.70%(c)	802,389	19,080,810
Pfd., 6.95%(c)	605,839	15,436,778
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	488,839	10,094,525
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,491,111	31,641,375
Series O, Pfd., 5.25%(b)	924,520	21,772,446
U.S. Bancorp
Series L, Pfd., 3.75%(b)	808,635	14,207,717
Series M, Pfd., 4.00%(b)	1,238,845	23,228,344
Series O, Pfd., 4.50%(b)	672,853	14,264,484
Series K, Pfd., 5.50%	948,989	23,487,478
Valley National Bancorp, Series C, Pfd., 8.25%(c)	48,606	1,243,342
WaFd, Inc., Series A, Pfd., 4.88%(b)	470,563	8,178,385
Webster Financial Corp., Series F, Pfd., 5.25%(b)	244,833	5,173,321
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	2,013,721	39,287,697
Series CC, Pfd., 4.38%(b)	1,693,735	33,739,201
Series AA, Pfd., 4.70%(b)	1,875,638	39,444,667
Series Z, Pfd., 4.75%(b)	3,218,366	67,070,747
Series Y, Pfd., 5.63%	1,113,000	26,567,310
Western Alliance Bancorporation, Series A, Pfd., 4.25%(c)	486,896	9,806,085
Wintrust Financial Corp., Series E, Pfd., 6.88%(b)(c)	19,020	475,500
		1,443,356,545
Broadline Retail-0.33%
QVC, Inc.
Pfd., 6.25%	797,504	9,897,025
Pfd., 6.38%(b)	351,990	4,424,514
		14,321,539
Capital Markets-11.08%
Affiliated Managers Group, Inc.
Pfd., 4.20%(b)	326,188	5,652,838
Pfd., 4.75%	450,131	8,818,066
Pfd., 5.88%(b)	485,235	11,495,217
Pfd., 6.75%(b)	727,174	18,622,926
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	372,658	6,092,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

Invesco Preferred ETF (PGX)—(continued)
August 31, 2024
	Shares	Value
Capital Markets-(continued)
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)(b)	625,854	$ 11,265,372
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	375,259	8,424,565
Series A, Pfd., 6.63%	300,930	6,963,520
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	963,897	20,579,201
Series D, Pfd., 5.95%(b)	1,220,139	30,637,690
Morgan Stanley
Series O, Pfd., 4.25%(b)	2,102,416	40,997,112
Series L, Pfd., 4.88%(b)	869,104	19,580,913
Series K, Pfd., 5.85% (3 mo. USD LIBOR + 3.49%)(b)(d)	1,809,771	44,846,125
Series I, Pfd., 6.38% (3 mo. USD LIBOR + 3.71%)(b)(d)	1,756,229	44,151,597
Series P, Pfd., 6.50%(b)	1,614,748	41,547,466
Series Q, Pfd., 6.63%(b)	1,075,189	28,761,306
Series F, Pfd., 6.88%(b)	1,316,866	33,329,879
Series E, Pfd., 7.13%(b)	1,070,670	27,109,365
New Mountain Finance Corp., Pfd., 8.25%(b)	185,094	4,693,984
Northern Trust Corp., Series E, Pfd., 4.70%(b)	650,958	14,184,375
Prospect Capital Corp., Series A, Pfd., 5.35%(b)	231,597	4,198,854
State Street Corp., Series G, Pfd., 5.35% (3 mo. Term SOFR + 3.97%)(b)(d)	805,343	19,932,239
Stifel Financial Corp.
Series D, Pfd., 4.50%	514,057	9,869,894
Pfd., 5.20%(b)	366,362	8,514,253
Series C, Pfd., 6.13%(b)	357,502	8,962,575
Series B, Pfd., 6.25%(b)	226,459	5,643,358
		484,875,648
Chemicals-0.12%
EIDP, Inc., Series B, Pfd., 4.50%(b)	71,134	5,381,287
Commercial Services & Supplies-0.30%
Pitney Bowes, Inc., Pfd., 6.70%(b)	695,561	13,201,748
Consumer Finance-4.18%
Capital One Financial Corp.
Series N, Pfd., 4.25%	682,407	12,481,224
Series L, Pfd., 4.38%(b)	1,085,425	20,481,970
Series K, Pfd., 4.63%(b)	203,934	4,099,073
Series J, Pfd., 4.80%(b)	2,018,152	40,443,766
Series I, Pfd., 5.00%	2,402,018	50,442,378
Navient Corp., Pfd., 6.00%(b)	514,548	10,146,887
Synchrony Financial
Series A, Pfd., 5.63%	1,201,554	23,610,536
Series B, Pfd., 8.25%(c)	813,895	21,031,047
		182,736,881
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%	218,268	4,858,646
Series A, Pfd., 7.25%(b)	275,598	6,123,787
		10,982,433
	Shares	Value
Diversified Telecommunication Services-5.08%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,809,457	$ 58,352,422
Series A, Pfd., 5.00%(b)	1,940,482	42,418,936
Pfd., 5.35%(b)	2,116,979	50,701,647
Pfd., 5.63%(b)	1,325,862	33,053,740
Qwest Corp.
Pfd., 6.50%	1,596,112	22,425,374
Pfd., 6.75%	1,053,648	15,404,334
		222,356,453
Electric Utilities-7.41%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)(b)	479,675	8,921,955
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)(b)	402,807	7,339,144
Pfd., 7.25% (Canada)(b)	251,761	6,356,965
Duke Energy Corp.
Pfd., 5.63%(b)	798,949	19,973,725
Series A, Pfd., 5.75%(b)	1,604,005	40,164,285
Entergy Arkansas LLC, Pfd., 4.88%(b)	469,393	10,575,424
Entergy Louisiana LLC, Pfd., 4.88%(b)	428,544	9,607,956
Entergy Mississippi LLC, Pfd., 4.90%(b)	424,279	9,783,874
Entergy New Orleans LLC, Pfd., 5.50%(b)	378,354	9,175,084
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	437,481	10,783,907
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	400,343	9,928,506
NextEra Energy Capital Holdings, Inc., Series N, Pfd., 5.65%(b)	1,111,565	27,466,771
Pacific Gas and Electric Co., Series A, Pfd., 6.00%(b)	168,488	3,998,220
SCE Trust II, Pfd., 5.10%	256,643	5,286,846
SCE Trust IV, Series J, Pfd., 5.38%(b)(c)	522,202	12,506,738
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	515,732	12,723,108
SCE Trust VI, Pfd., 5.00%(b)	792,937	15,985,610
SCE Trust VII, Series M, Pfd., 7.50%(b)	897,703	23,690,382
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,211,954	25,305,600
Series 2020, Pfd., 4.95%(b)	1,607,119	37,092,307
Pfd., 5.25%(b)	724,322	17,499,620
		324,166,027
Financial Services-4.23%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	964,933	25,464,582
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	566,493	9,216,841
Pfd., 4.88% (Canada)	434,506	7,551,714
Pfd., 7.25% (Canada)(b)	240,256	6,068,867
Carlyle Finance LLC, Pfd., 4.63%(b)	811,217	16,021,536
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	496,581	9,832,304
Series A, Pfd., 5.25%(b)	1,290,201	29,700,427
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	887,888	23,440,243
KKR Group Finance Co. IX LLC, Pfd., 4.63%(b)	800,924	16,394,914
Merchants Bancorp
Series C, Pfd., 6.00%(b)	315,082	6,667,135
Pfd., 8.25%(b)(c)	224,376	5,768,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

101

Invesco Preferred ETF (PGX)—(continued)
August 31, 2024
	Shares	Value
Financial Services-(continued)
TPG Operating Group II L.P., Pfd., 6.95%(b)	643,720	$ 16,588,664
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	482,620	12,427,465
		185,143,399
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%	336,923	4,841,873
Spire, Inc., Series A, Pfd., 5.90%(b)	405,482	9,918,090
		14,759,963
Independent Power and Renewable Electricity Producers-0.15%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	312,569	6,370,156
Insurance-17.86%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)(b)	1,503,754	33,127,701
Allstate Corp. (The)
Series I, Pfd., 4.75%	493,465	10,954,923
Series H, Pfd., 5.10%(b)	1,857,091	43,511,642
Series J, Pfd., 7.38%(b)	954,878	25,829,450
American Financial Group, Inc.
Pfd., 4.50%(b)	337,732	6,879,601
Pfd., 5.13%(b)	330,751	7,233,524
Pfd., 5.63%	241,756	5,722,364
Pfd., 5.88%(b)	203,360	5,108,403
American National Group, Inc., Series B, Pfd., 6.63%(c)	482,064	11,882,878
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	806,320	16,279,601
Series F, Pfd., 5.45%	534,607	12,402,882
Argo Group International Holdings, Inc., Pfd., 7.00%(b)(c)	239,824	5,892,476
Argo Group US, Inc., Pfd., 6.50%	229,700	5,000,569
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	400,642	8,417,488
Pfd., 5.63% (Bermuda)	403,644	8,250,483
Assurant, Inc., Pfd., 5.25%(b)	405,119	8,892,362
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	933,146	17,916,403
Series B, Pfd., 5.63%(b)	552,759	12,387,329
Series A, Pfd., 6.35%(b)(c)	1,393,643	34,632,029
Series C, Pfd., 6.38%(c)	970,360	24,394,850
Pfd., 7.25%(c)	928,985	23,484,741
Series E, Pfd., 7.75%(c)	810,229	21,292,818
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	888,390	19,642,303
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	561,205	9,400,184
Series C, Pfd., 5.38%(b)	924,400	17,563,600
Pfd., 6.25%(b)	601,676	14,349,973
Series A, Pfd., 6.60%(b)	693,128	16,759,835
Series B, Pfd., 6.75%	643,819	16,172,733
CNO Financial Group, Inc., Pfd., 5.13%(b)	251,761	5,417,897
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	657,419	13,437,644
Series E, Pfd., 7.00%	163,323	3,356,288
F&G Annuities & Life, Inc., Pfd., 7.95%(b)	552,173	14,301,281
Globe Life, Inc., Pfd., 4.25%	526,143	8,965,477
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	558,894	13,922,049
	Shares	Value
Insurance-(continued)
Kemper Corp., Pfd., 5.88%(b)(c)	241,323	$ 5,417,701
Lincoln National Corp., Series D, Pfd., 9.00%(b)	821,387	22,497,790
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,628,062	35,345,226
Series E, Pfd., 5.63%(b)	1,275,686	31,458,417
Prudential Financial, Inc.
Pfd., 4.13%(b)	806,726	16,190,991
Pfd., 5.63%(b)	915,436	22,666,195
Pfd., 5.95%(b)	494,856	12,915,742
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(c)	630,558	15,593,699
Pfd., 7.13%(b)(c)	1,142,062	29,762,136
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)	817,630	14,929,924
Series F, Pfd., 5.75% (Bermuda)	401,710	9,882,066
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	322,217	5,954,570
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)(c)	324,637	8,154,881
Unum Group, Pfd., 6.25%(b)	486,991	12,116,336
W.R. Berkley Corp.
Pfd., 4.13%(b)	489,178	9,367,759
Pfd., 4.25%(b)	399,699	8,033,950
Pfd., 5.10%(b)	482,624	10,912,129
Pfd., 5.70%(b)	297,745	7,393,008
		781,376,301
Leisure Products-0.49%
Brunswick Corp.
Pfd., 6.38%(b)	375,770	9,149,999
Pfd., 6.50%(b)	298,098	7,312,344
Pfd., 6.63%(b)	200,869	4,951,421
		21,413,764
Multi-Utilities-2.87%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	338,304	5,947,384
Series 13, Pfd., 5.13% (Canada)	313,424	5,986,398
CMS Energy Corp.
Series C, Pfd., 4.20%(b)	375,161	7,199,340
Pfd., 5.63%(b)	327,349	8,170,631
Pfd., 5.88%(b)	459,482	11,317,042
Pfd., 5.88%	997,218	24,591,396
DTE Energy Co.
Pfd., 4.38%(b)	450,600	9,223,782
Series G, Pfd., 4.38%	369,531	7,556,909
Series E, Investment Units, 5.25%(b)	646,427	15,359,106
Sempra, Pfd., 5.75%	1,214,176	30,378,683
		125,730,671
Office REITs-1.17%
Hudson Pacific Properties, Inc., Series C, Pfd., 4.75%(b)	678,990	8,623,173
SL Green Realty Corp., Series I, Pfd., 6.50%	372,085	8,595,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

Invesco Preferred ETF (PGX)—(continued)
August 31, 2024
	Shares	Value
Office REITs-(continued)
Vornado Realty Trust
Series O, Pfd., 4.45%(b)	557,092	$ 8,495,653
Series M, Pfd., 5.25%	539,790	9,305,980
Series N, Pfd., 5.25%	483,204	8,388,421
Series L, Pfd., 5.40%(b)	422,005	7,591,870
		51,000,261
Oil, Gas & Consumable Fuels-0.34%
SCE Trust VIII, Series N, Pfd., 6.95%	577,415	15,064,757
Real Estate Management & Development-0.76%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	468,182	6,062,957
Series A-2, Pfd., 6.38%	412,781	5,655,099
Series A-1, Pfd., 6.50%	306,618	4,645,263
Brookfield Property Preferred L.P., Pfd., 6.25%	1,080,110	17,065,738
		33,429,057
Residential REITs-0.20%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	191,353	4,521,671
Series H, Pfd., 6.25%	176,799	4,416,439
		8,938,110
Retail REITs-0.97%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	278,243	5,587,120
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	241,143	5,290,677
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	350,033	7,809,236
Series M, Pfd., 5.25%(b)	422,678	9,666,646
Realty Income Corp., Series A, Pfd., 6.00%	285,074	7,215,223
SITE Centers Corp., Series A, Pfd., 6.38%(b)	284,704	6,719,014
		42,287,916
Specialized REITs-4.12%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	542,252	12,520,599
Series J, Pfd., 5.25%(b)	359,608	8,465,172
Series K, Pfd., 5.85%(b)	322,189	8,028,950
EPR Properties, Series G, Pfd., 5.75%(b)	266,975	6,143,095
Public Storage
Series N, Pfd., 3.88%(b)	455,913	8,183,638
Series O, Pfd., 3.90%(b)	299,833	5,370,009
Series Q, Pfd., 3.95%(b)	232,040	4,213,846
Series P, Pfd., 4.00%(b)	987,725	18,569,230
Series R, Pfd., 4.00%(b)	696,348	12,979,927
Series S, Pfd., 4.10%(b)	588,556	11,253,191
Series M, Pfd., 4.13%(b)	360,076	6,935,064
Series L, Pfd., 4.63%(b)	922,510	19,953,891
Series J, Pfd., 4.70%(b)	236,665	5,116,697
Series K, Pfd., 4.75%	305,841	6,676,509
Series I, Pfd., 4.88%(b)	379,510	8,633,853
Series G, Pfd., 5.05%(b)	669,135	15,778,203
Series F, Pfd., 5.15%(b)	449,148	10,891,839
Series H, Pfd., 5.60%(b)	420,007	10,474,975
		180,188,688
	Shares	Value
Trading Companies & Distributors-0.67%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(c)	160,046	$ 4,117,984
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)(b)	296,002	6,325,563
Pfd., 6.88% (Bermuda)	227,389	5,634,699
Pfd., 7.38% (Bermuda)(b)	283,012	7,174,354
Pfd., 8.00% (Bermuda)(b)	235,410	5,960,581
		29,213,181
Wireless Telecommunication Services-1.98%
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%	1,097,250	20,375,933
Series UU, Pfd., 6.63%(b)	684,641	14,308,997
United States Cellular Corp.
Pfd., 5.50%(b)	813,255	17,078,355
Pfd., 5.50%(b)	803,260	16,868,460
Pfd., 6.25%(b)	796,690	17,997,227
		86,628,972
Total Preferred Stocks (Cost $5,074,071,976)		4,370,219,445

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $897,929)	897,929	897,929
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $5,074,969,905)		4,371,117,374
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.72%
Invesco Private Government Fund, 5.28%(e)(f)(g)	20,894,430	20,894,430
Invesco Private Prime Fund, 5.46%(e)(f)(g)	54,495,441	54,517,239
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $75,407,292)		75,411,669
TOTAL INVESTMENTS IN SECURITIES-101.61% (Cost $5,150,377,197)		4,446,529,043
OTHER ASSETS LESS LIABILITIES-(1.61)%		(70,328,339)
NET ASSETS-100.00%		$4,376,200,704

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

103

Invesco Preferred ETF (PGX)—(continued)
August 31, 2024
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$345,426,593	$(344,528,664)	$-	$-	$897,929	$575,259
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,945,644	170,480,346	(177,531,560)	-	-	20,894,430	1,510,662*
Invesco Private Prime Fund	71,785,655	369,639,089	(386,936,988)	1,787	27,696	54,517,239	4,055,831*
Total	$99,731,299	$885,546,028	$(908,997,212)	$1,787	$27,696	$76,309,598	$6,141,752

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

Invesco Short Term Treasury ETF (TBLL)
August 31, 2024
Schedule of Investments
	Principal Amount	Value
U.S. Treasury Securities-99.99%
U.S. Treasury Bills-63.15%(a)
5.22%–5.25%, 09/03/2024	$3,243,600	$ 3,243,600
5.15%–5.21%, 10/01/2024	19,858,400	19,778,528
4.67%–5.19%, 10/03/2024	47,556,200	47,352,501
5.12%–5.21%, 10/08/2024	19,858,400	19,759,549
5.11%–5.22%, 10/10/2024	31,397,600	31,232,056
5.08%–5.21%, 10/15/2024	27,176,400	27,014,542
5.07%–5.21%, 10/17/2024	22,166,200	22,028,302
5.04%–5.21%, 10/22/2024	38,813,400	38,543,310
5.04%–5.21%, 10/24/2024	22,166,200	22,005,840
4.61%–5.17%, 10/31/2024	40,575,400	40,244,620
5.01%–5.13%, 11/05/2024	28,569,200	28,318,220
5.01%–5.17%, 11/07/2024	50,939,300	50,478,167
4.99%–5.11%, 11/12/2024	31,205,700	30,903,221
4.95%–5.17%, 11/14/2024	42,397,600	41,974,472
4.96%–5.11%, 11/19/2024	31,205,700	30,873,307
4.94%–5.17%, 11/21/2024	42,768,000	42,300,148
4.93%–5.10%, 11/26/2024	31,205,700	30,844,409
4.56%–5.15%, 11/29/2024	55,903,400	55,232,629
4.93%, 12/03/2024	17,000,000	16,788,577
4.91%, 12/10/2024	17,000,000	16,773,007
4.81%–5.12%, 12/12/2024	21,948,400	21,653,316
4.92%, 12/17/2024	18,000,000	17,742,127
4.76%–5.12%, 12/19/2024	43,896,800	43,303,145
4.90%, 12/24/2024	23,270,000	22,915,171
4.56%–5.11%, 12/26/2024	25,118,000	24,732,309
4.70%–4.95%, 01/02/2025	36,407,100	35,822,791
4.69%–4.94%, 01/09/2025	36,407,100	35,792,645
4.69%–4.93%, 01/16/2025	31,205,700	30,650,434
4.43%–4.96%, 01/23/2025	30,733,700	30,159,688
4.66%–4.92%, 01/30/2025	31,205,700	30,595,272
4.72%, 02/06/2025	20,000,000	19,590,717
4.71%, 02/13/2025	10,000,000	9,786,968
4.59%–5.01%, 02/20/2025	28,383,900	27,754,605
4.68%, 02/27/2025	10,000,000	9,769,777
4.39%–5.00%, 03/20/2025	34,042,000	33,231,173
4.34%–4.99%, 04/17/2025	22,166,200	21,556,703
4.30%–4.93%, 05/15/2025	42,384,300	41,089,436
	Principal Amount	Value
U.S. Treasury Bills-(continued)
4.22%–4.61%, 06/12/2025	$31,205,700	$ 30,152,510
4.17%–4.57%, 07/10/2025	31,205,700	30,057,410
4.23%, 08/07/2025	10,000,000	9,603,476
		1,141,648,678
U.S. Treasury Notes-36.84%
0.63%, 10/15/2024	30,791,100	30,626,794
1.50% - 4.38%, 10/31/2024	56,700,300	56,473,954
0.75% - 2.25%, 11/15/2024	58,099,300	57,684,204
1.50% - 4.50%, 11/30/2024	87,026,100	86,556,247
1.00%, 12/15/2024	30,659,400	30,329,765
1.75% - 4.25%, 12/31/2024	30,201,600	30,000,503
1.13%, 01/15/2025	27,326,400	26,958,948
1.38% - 4.13%, 01/31/2025	54,257,000	53,737,228
1.50% - 2.00%, 02/15/2025	53,145,600	52,423,493
2.75% - 4.63%, 02/28/2025	38,022,900	37,844,681
1.75%, 03/15/2025	22,166,200	21,830,945
0.50% - 3.88%, 03/31/2025	93,617,100	92,381,121
2.88%, 04/30/2025	31,205,700	30,847,840
2.13% - 2.75%, 05/15/2025	23,306,000	22,952,315
2.00%, 08/15/2025	16,000,000	15,643,070
0.25% - 5.00%, 08/31/2025	20,000,000	19,659,552
		665,950,660
Total U.S. Treasury Securities (Cost $1,805,733,738)		1,807,599,338
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(b)(c) (Cost $6,884)	6,884	6,884
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $1,805,740,622)		1,807,606,222
OTHER ASSETS LESS LIABILITIES-0.01%		94,093
NET ASSETS-100.00%		$1,807,700,315

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$357,133	$32,345,166	$(32,695,415)	$-	$-	$6,884	$11,276

(c)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

105

Invesco Taxable Municipal Bond ETF (BAB)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.10%
Alabama-0.65%
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.27%	09/01/2026	$1,000	$ 945,934
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	2,400	1,869,479
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	5,000	3,438,741
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.61%	01/01/2037	1,000	816,076
Birmingham (City of), AL Water Works Board, Series 2021, Ref. RB	2.71%	01/01/2038	900	728,094
				7,798,324
Arizona-1.19%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,337,141
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	3,000	2,765,585
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	764,454
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	80,038
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	226,308
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	2,950	2,325,020
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.31%	07/01/2027	850	782,278
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	1.70%	07/01/2029	450	399,477
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGM)(a)	2.86%	07/01/2047	1,750	1,284,844
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	4,000	3,269,280
				14,234,425
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	122,136
California-22.81%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGM)(a)	5.40%	10/01/2046	2,450	2,458,518
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,181,352
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,303,033
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,626,300
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,864,130
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	16,760	20,910,230
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,273,369
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	10,048,765
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,461,159
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,220,863
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	4,700	4,678,143
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,290,039
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,021,754
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	4,011,501
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	920,143
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	905,988
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	889,539
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	872,047
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	750,937
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,064,903
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	4,640	3,529,279
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	870,524
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	1,850	1,460,996
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	$2,000	$ 1,693,741
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	947,022
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	2,158,964
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,611,934
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	784,105
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	2,021,036
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,404,839
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	710,424
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	819,117
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	579,887
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	400,472
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,011,578
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,136,139
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,075,236
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,950	2,052,787
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	726,691
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,125,170
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	6,400	5,377,719
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(a)	2.87%	08/01/2040	3,950	3,148,822
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(a)	3.92%	09/01/2050	4,000	3,185,102
Inglewood (City of), CA, Series 2023, RB, (INS - AGM)(a)	6.40%	09/01/2053	1,000	1,074,447
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,102,683
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,181,968
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	128,528
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	119,098
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,669,668
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	6,000	6,984,990
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,402,104
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	463,112
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(a)	4.06%	06/01/2039	6,000	5,450,290
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,898,373
Municipal Improvement Corp. of Los Angeles, Series 2021 A, Ref. RB	0.95%	11/01/2025	1,000	958,009
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,373,746
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,165,312
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	505	479,507
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	783,362
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	535,459
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	876,001
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	429,107
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	319,168
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	698,685
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	6,340	4,873,969
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,799,688
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	2,800,314
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,235,079
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,450	5,117,972
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	370	386,007
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,929,631
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	850	594,715
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	4,950	5,022,634
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	566,332
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	1,773,591
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	750,539
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	205,475
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	1,889,002
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,562,777
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	3,800	4,095,553
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

107

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	$125	$ 89,448
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	704,724
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	500	556,344
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	607,835
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	1,245	1,326,696
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	5.70%	11/01/2027	2,900	2,996,462
San Francisco (City & County of), CA Public Utilities Commission, Series 2010 E, RB	6.00%	11/01/2040	980	1,042,492
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,893,434
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	341,139
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,236,219
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	962,025
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	946,116
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,750	3,194,683
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	7,000	5,354,816
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(a)	3.74%	09/01/2050	200	164,432
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,079,572
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,709,508
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	917,037
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,930,963
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,477	1,336,777
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	439,333
University of California, Series 2019 BD, RB	3.35%	07/01/2029	10,000	9,694,250
University of California, Series 2020 BG, RB	1.32%	05/15/2027	4,910	4,564,592
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	6,560,251
University of California, Series 2021 BI, Ref. RB	0.87%	05/15/2026	1,000	945,041
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	929,508
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	91,059
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	405,850
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	888,010
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	871,753
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	809,982
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	1,000	837,980
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	250	206,149
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	122,068
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	160,837
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	160	115,488
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	723,626
				272,037,691
Colorado-1.53%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	128,800
Board of Governors of Colorado State University System, Series 2010 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.96%	03/01/2033	950	996,506
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	966,688
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,364,314
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,015,751
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	2,000	2,113,978
Colorado Housing and Finance Authority, Series 2023 Q-1, RB, (CEP - GNMA)	6.07%	11/01/2038	1,500	1,572,245
Colorado Mesa University, Series 2009 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	1,215	1,300,060
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	913,440
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,752,252
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,254,809
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	450	470,097
Denver City & County School District No. 1, Series 2011, Ref. COP	7.02%	12/15/2037	1,220	1,421,850
				18,270,790
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-1.51%
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	$450	$ 437,939
Connecticut (State of), Series 2021 A, GO Bonds	1.12%	06/01/2026	400	378,524
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	186,260
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	350	320,295
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	440	397,934
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	650	577,834
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	743,462
Connecticut (State of) (Transportation Infrastructure), Series 2010, RB	5.46%	11/01/2030	1,000	1,020,604
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,876,040
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	750,943
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	4,765	4,527,169
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(a)	3.25%	09/01/2042	4,000	3,200,232
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,750	1,830,846
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,785,858
				18,033,940
Delaware-0.05%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	645,359
District of Columbia-0.78%
District of Columbia, Series 2009 E, RB	5.59%	12/01/2034	2,200	2,283,976
District of Columbia, Series 2010 F, RB	5.58%	12/01/2035	1,300	1,351,377
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,270,527
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,450	1,388,144
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	3,038,576
				9,332,600
Florida-3.63%
Deltona (City of), FL, Series 2021, Ref. RB, (INS - BAM)(a)	2.84%	10/01/2050	3,000	2,097,916
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGM)(a)	3.61%	08/15/2040	5,750	4,732,888
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGM)(a)	3.22%	02/01/2032	950	819,526
Gainesville (City of), FL, Series 2003 B, RB, (INS - NATL)(a)	5.42%	10/01/2033	1,000	1,035,350
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	6,000	4,795,852
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	450	483,706
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,176,235
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,450	2,562,373
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	920,588
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,414,195
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,650	2,531,207
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	2,250	1,820,389
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	433,573
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	450	385,640
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	380,496
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.74%	10/01/2036	1,000	805,344
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	356,964
Miami-Dade (County of), FL Transit System, Series 2010 B, RB	5.53%	07/01/2032	2,450	2,539,610
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	802,910
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,350	1,908,523
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(a)	2.54%	10/01/2030	1,800	1,576,679
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,189,884
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,485,267
				43,255,115
Georgia-1.74%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	740,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

109

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	$1,080	$ 806,614
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,950	4,148,287
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	75,581
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	947,007
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	4,214	4,762,662
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,380	1,615,087
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	5,000	5,460,874
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,157,499
				20,714,380
Hawaii-1.71%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	1,001,937
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,200	1,111,707
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,018,254
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,000	941,196
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	4,850	4,589,536
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,148,294
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	818,900
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	653,307
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	418,879
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	833,798
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	520,709
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	431,827
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	848,838
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	1,850	2,028,902
				20,366,084
Idaho-0.67%
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	2,310	2,263,987
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	2,265	2,192,991
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	1,000	996,017
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	1,000	979,474
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	1,000	970,743
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	540	569,626
				7,972,838
Illinois-7.53%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,303,802
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,750,863
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	251,144
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	2,000	2,071,291
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,935,280
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	2,049	2,281,726
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	1,200	1,359,066
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,621,837
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	4,580	4,334,752
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	1.70%	01/01/2026	4,815	4,635,350
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,950	2,681,257
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,791,648
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,768,970
Chicago (City of), IL Metropolitan Water Reclamation District, Series 2021 E, Ref. GO Bonds	1.82%	12/01/2027	950	883,849
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,075,569
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	9,950	9,019,164
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	2,644,054
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	515,541
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,812	3,837,100
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,250	10,181,719
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	$1,815	$ 1,936,200
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,692	1,793,834
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	846	899,782
Illinois (State of), Series 2022 A, GO Bonds	5.50%	10/01/2025	950	955,512
Illinois (State of), Series 2023 A, GO Bonds	5.21%	05/01/2026	1,000	1,007,783
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	963,920
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	744,512
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,000	3,264,686
Illinois (State of) Housing Development Authority, Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	1,000	994,396
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	1,000	1,031,533
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	845	919,566
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	534,829
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	145	156,665
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	736,595
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	240,814
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,274,873
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,902,275
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	1,995	1,625,377
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	514,215
Sales Tax Securitization Corp. (Sustainable Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,372,697
				89,814,046
Indiana-0.75%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,377,605
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	450	346,071
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	1,300	1,260,549
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	1,001,276
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.60%	07/01/2047	1,000	992,885
Indianapolis Local Public Improvement Bond Bank, Series 2010 A-2, RB	5.85%	01/15/2030	830	856,656
Indianapolis Local Public Improvement Bond Bank, Series 2010 B-2, RB	5.97%	01/15/2030	2,970	3,061,827
				8,896,869
Iowa-0.31%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGM)(a)	6.22%	05/01/2043	3,000	3,117,048
Iowa Student Loan Liquidity Corp., Series 2022 A, RB	5.08%	12/01/2039	615	604,134
				3,721,182
Kansas-0.37%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,397,058
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,900,313
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,088,368
				4,385,739
Kentucky-0.33%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	913,929
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2049	2,000	1,436,690
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.22%	07/01/2053	1,950	1,396,900
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	155,531
				3,903,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

111

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-2.10%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	$1,965	$ 1,413,151
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,577,282
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	2,800	2,095,838
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	2,542,450
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.17%	06/01/2040	1,450	1,140,555
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGM)(a)	3.25%	06/01/2044	1,000	740,164
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2022, RB	5.20%	09/01/2039	957	982,213
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.59%	02/01/2043	3,225	2,314,463
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGM)(a)	2.64%	02/01/2048	950	631,601
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	3,540	3,458,467
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,287,804
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(a)	2.28%	06/01/2030	4,850	4,324,576
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	77,520
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.84%	06/01/2041	1,400	1,048,337
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.89%	12/01/2041	1,500	1,186,708
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.94%	06/01/2045	170	118,972
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGM)(a)	2.99%	12/01/2045	150	113,722
				25,053,823
Maine-0.06%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGM)(a)	3.12%	07/01/2043	1,000	776,775
Maryland-1.41%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	410	387,591
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	926,431
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	506,364
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	798,634
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	109,024
Baltimore (County of), MD, Series 2010 C, GO Bonds	4.45%	11/01/2026	1,000	996,521
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	670,653
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	874,257
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.30%	08/01/2028	1,000	898,622
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.64%	08/01/2029	1,000	889,044
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	390,630
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	992,533
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,005,011
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	493,224
Maryland Community Development Administration, Series 2023 D, RB, (CEP - GNMA)	5.53%	03/01/2047	460	447,930
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	1,000	1,056,075
Maryland Community Development Administration, Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,040,111
Maryland Economic Development Corp., Series 2024, RB	5.43%	05/31/2056	2,000	2,038,810
Maryland Economic Development Corp., Series 2024, RB	5.94%	05/31/2057	1,000	1,026,884
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,400	1,275,162
				16,823,511
Massachusetts-3.35%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,715	7,792,054
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	1,650	1,635,438
Massachusetts (Commonwealth of), Series 2010, GO Bonds	4.68%	05/01/2026	2,400	2,391,325
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	$650	$ 498,999
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	1,917,475
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	937,136
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	2,750,898
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,256,542
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,517,615
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,246,899
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	730	736,840
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,159,357
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	1,500	1,503,185
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	752,381
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	920	939,731
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	1,200	914,496
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	525	367,316
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	350	370,244
Massachusetts (Commonwealth of) School Building Authority, Series 2019 B, Ref. RB	3.40%	10/15/2040	550	469,388
Massachusetts (Commonwealth of) School Building Authority, Series 2020 C, Ref. RB	2.95%	05/15/2043	800	629,578
Massachusetts (Commonwealth of) School Building Authority, Series 2021 A, Ref. RB	2.40%	02/15/2036	675	549,453
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,450	1,446,874
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,123,083
				39,906,307
Michigan-2.10%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,343,315
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	2.62%	07/01/2036	1,800	1,518,496
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,540,718
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,701,001
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	473,361
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	898,956
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	471,563
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	463,247
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.68%	09/01/2028	1,000	910,698
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	449,072
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	835,191
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	2,000	1,593,948
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	1,001,791
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	256,559
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	922,108
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,800	1,449,913
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	3,450	3,026,979
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	4,950	4,304,167
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	832,089
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGM)(a)	2.88%	11/15/2043	100	77,684
				25,070,856
Minnesota-0.32%
Minnesota (State of) Housing Finance Agency, Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	1,000	1,043,708
Minnesota (State of) Housing Finance Agency, Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	1,020,070
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,950	1,728,558
				3,792,336
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

113

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi-1.49%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	$500	$ 393,734
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	2,460	2,541,056
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	950	967,886
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	4,500	4,203,846
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	4,556,468
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	421,987
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	3,750	3,103,639
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	1,900	1,535,924
				17,724,540
Missouri-1.01%
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	1,260	1,181,789
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	4,900	4,265,068
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	4,950	5,663,172
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	835	922,611
				12,032,640
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	189,329
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	400	275,383
				464,712
Nebraska-0.20%
Omaha Public Facilities Corp., Series 2017, RB	4.35%	02/01/2047	1,735	1,525,689
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,100	833,812
				2,359,501
Nevada-0.56%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,130	1,190,911
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	1,843,646
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	3,623,699
				6,658,256
New Hampshire-0.61%
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	1,014,669
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	2,860	2,147,074
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,384,256
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,910	1,484,462
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	216,774
				7,247,235
New Jersey-3.25%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	185	189,069
New Jersey (State of) Economic Development Authority, Series 2007 A-2, RB, (INS - AGC)(a)	6.31%	07/01/2026	65	65,601
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGM)(a)	4.43%	07/01/2051	1,950	1,662,870
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(a)	3.96%	07/01/2048	1,400	1,172,913
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	1,405	1,582,758
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,940	1,973,759
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.13%	06/15/2042	1,000	874,036
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,111,772
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	900	1,068,976
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.05%	01/01/2026	7,675	7,331,278
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.28%	01/01/2027	$350	$ 326,805
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.48%	01/01/2028	80	73,268
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.71%	01/01/2029	200	180,462
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.81%	01/01/2030	500	442,481
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	500	432,851
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	2.78%	01/01/2040	1,000	774,356
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	4,000	3,313,371
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	542,912
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	554,092
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	685	699,350
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,100	811,206
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	2,917,023
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	4,950	5,690,949
				38,792,158
New York-12.68%
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,725	2,101,824
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,375	7,148,542
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,750	1,932,822
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	2,250	2,516,128
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,168,841
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,405,577
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	931,678
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	2,000	1,538,656
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	2,675	2,364,298
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,611,629
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	556,195
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,485,049
New York (City of), NY, Series 2009, GO Bonds	5.21%	10/01/2031	6,000	6,102,515
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,066,814
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,395	8,994,888
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	705	715,731
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	4,850	5,165,861
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	740,396
New York (City of), NY, Series 2023 B-1, GO Bonds	5.83%	10/01/2053	2,000	2,251,790
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	9,474,683
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,629,934
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	1,950	2,114,238
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.68%	03/01/2033	2,000	1,726,021
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.73%	03/01/2034	3,000	2,543,647
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	2.78%	03/01/2035	3,000	2,502,149
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,722,773
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,083,082
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,480	3,869,760
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,525	1,590,556
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,000	957,352
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	2,807,665
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,369,428
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	1,853,437
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	900	754,704
New York (State of) Dormitory Authority, Series 2021 B, Ref. RB(b)	1.26%	03/15/2026	2,000	1,912,779
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.19%	03/15/2026	1,000	955,145
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.54%	03/15/2027	1,000	939,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2021 C, RB(b)	1.75%	03/15/2028	$1,000	$ 928,162
New York (State of) Dormitory Authority, Series 2021 C, RB	1.95%	03/15/2029	900	816,154
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	891,210
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	874,947
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	776,441
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	742,865
New York (State of) Dormitory Authority (Barnard College), Series 2022 B, Ref. RB	5.97%	07/01/2042	3,000	3,087,061
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	4,950	4,777,659
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,540,252
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	4,950	4,341,410
New York City Housing Development Corp. (Sustainability Bonds), Series 2021 B, RB	2.95%	11/01/2041	4,850	3,617,835
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,990,666
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	5,000	4,273,076
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,645,572
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,853,984
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	1,950	1,873,971
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	2,769,233
Triborough Bridge & Tunnel Authority, Series 2010, RB(b)	5.45%	09/23/2024	2,230	2,303,355
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	564,019
				151,273,478
North Carolina-0.06%
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	760	693,141
Ohio-2.54%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	5,880	7,970,883
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,245	4,004,046
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	1,905	2,080,723
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	1,950	2,176,803
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,095,944
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,076,421
Buckeye Tobacco Settlement Financing Authority, Series 2020 A-1, Ref. RB	1.95%	06/01/2026	950	907,242
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	865,025
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,090,659
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.39%	12/01/2030	1,000	1,065,342
Franklin (County of), OH Convention Facilities Authority, Series 2010 B, RB	6.54%	12/01/2036	1,070	1,193,717
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	1,850	1,527,346
JobsOhio Beverage System, Series 2023, RB	4.43%	01/01/2033	2,655	2,659,871
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	871,355
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	947,958
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	814,283
				30,347,618
Oklahoma-0.91%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	919,027
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,185,907
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,943,307
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahama), Series 2022, RB	4.62%	06/01/2044	4,900	4,801,239
				10,849,480
Oregon-1.71%
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGM)(a)	5.94%	06/01/2043	400	415,921
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	9,950	9,684,629
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	1,850	1,594,231
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,497	1,532,666
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,356,820
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	$990	$ 1,038,365
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	2,031,531
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	804,670
				20,458,833
Pennsylvania-3.06%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	737,801
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,062,680
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	4,950	4,360,023
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(a)	3.66%	06/01/2038	1,400	1,269,781
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	764,249
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	701,709
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGM)(a)	3.46%	06/01/2060	3,140	2,381,210
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	433,897
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	1,000	746,380
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,850,422
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	2,135	2,135,192
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	836,665
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	727,811
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	993,064
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,371,439
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,530,406
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	4,950	4,147,895
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	1,007,259
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	4,000	3,765,214
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,422,818
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,231,760
				36,477,675
South Carolina-0.38%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	916,808
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	188,897
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	100,762
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGM)(a)	2.73%	07/01/2030	400	355,877
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,750	1,950,538
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,043,064
				4,555,946
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	125,375
Tennessee-0.74%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,103,630
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	86,202
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	100	84,399
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	125	103,341
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	158,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 B, RB	4.05%	07/01/2026	$1,000	$ 991,442
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	798,180
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	2,450	1,695,892
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,000	1,117,371
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,064,030
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,589,741
				8,793,159
Texas-10.35%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGM)(a)	2.86%	11/15/2042	2,485	1,879,115
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.64%	08/15/2030	10,000	9,999,038
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 C, RB	4.79%	08/15/2046	1,000	995,343
Board of Regents of the University of Texas System (Build America Bonds), Series 2010 D, RB	5.13%	08/15/2042	850	882,964
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	909,843
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	230	178,668
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	2,200	2,082,864
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	660,877
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.30%	11/01/2025	950	915,033
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	944,223
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	928,377
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	750	686,542
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	2,000	1,801,254
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,770,671
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,669,653
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,221,614
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,878,271
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,304,951
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	2,400	2,230,050
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	810,339
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	199,090
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,157,669
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	850	605,154
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2026	900	898,350
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2027	250	250,288
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2028	950	952,902
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2029	$400	$ 400,942
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	1.94%	08/15/2030	1,000	890,810
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.01%	08/15/2031	1,000	875,860
Dallas (City of), TX Independent School District, Series 2021 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.09%	08/15/2032	250	214,476
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,131,753
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,293,752
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	974,784
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	564,329
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	1,000	756,334
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(a)	3.71%	11/15/2056	4,000	3,058,262
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(a)	3.86%	11/15/2040	2,155	1,876,612
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	1,200	1,190,638
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	850	746,463
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	935,015
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,931,058
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,861,947
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	1,700	2,007,438
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	392,618
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	850	678,142
Permanent University Fund - University of Texas System, Series 2009, RB	5.26%	07/01/2039	300	308,541
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligation	2.93%	02/01/2046	1,345	1,020,251
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,901,065
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.29%	09/01/2040	500	407,734
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGM)(a)	3.42%	09/01/2050	900	672,488
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,580	2,760,821
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	830,896
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2025	700	703,606
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	1,450	1,476,882
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	3,175	3,271,640
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	3,250	3,382,658
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,790	1,794,510
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	1,780	1,573,442
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,170,026
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2025	1,000	1,005,152
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	1,570	1,599,107
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	2,730	2,813,095
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	1,585	1,649,696
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	3,655	3,497,523
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	176,791
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	739,421
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,344,369
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	843,425
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,526,399
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	1,030	1,030,276
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,832,195
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,170,736
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,778,614
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	766,688
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	$873	$ 897,293
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	3,000	3,101,503
Uptown Development Authority, Series 2021 B, RB, (INS - AGM)(a)	3.46%	09/01/2040	1,160	927,931
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	4,900	3,856,476
				123,425,626
Utah-0.73%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	413,554
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.72%	12/15/2027	4,000	3,713,606
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.82%	12/15/2028	150	136,944
Utah (State of) Transit Authority (Green Bonds), Series 2021, Ref. RB	1.94%	12/15/2029	4,900	4,402,437
				8,666,541
Virgin Islands-0.07%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGM)(a)	6.85%	07/01/2035	745	804,831
Virginia-0.55%
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	845,621
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	778,133
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	1,574	1,423,545
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	1,105	960,044
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,180,478
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,368,761
				6,556,582
Washington-1.29%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	699,873
Central Puget Sound Regional Transit Authority (Build America Bonds), Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,891,653
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	492,791
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,380	1,399,202
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB(b)	5.73%	09/04/2024	2,450	2,515,571
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 L, Ref. RB(b)	5.83%	09/04/2024	2,750	2,897,090
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	460,028
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,033,382
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(a)	5.79%	01/01/2032	2,570	2,721,556
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,260	1,315,987
				15,427,133
West Virginia-0.24%
Ohio (County of), WV, Series 2019 A, Ref. RB	4.00%	03/01/2040	1,800	1,439,609
Tobacco Settlement Finance Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,395,163
				2,834,772
Wisconsin-0.71%
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	884,387
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,843,267
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,686,209
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(a)	4.17%	12/15/2050	1,950	1,616,207
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGM)(a)	3.09%	06/01/2050	2,000	1,421,961
				8,452,031
Total Municipal Obligations (Cost $1,291,434,711)				1,169,949,439
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.89%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $10,657,047)	$10,657,047	$ 10,657,047
TOTAL INVESTMENTS IN SECURITIES(e)-98.99% (Cost $1,302,091,758)		1,180,606,486
OTHER ASSETS LESS LIABILITIES-1.01%		12,008,793
NET ASSETS-100.00%		$1,192,615,279

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,750,804	$119,217,280	$(120,311,037)	$-	$-	$10,657,047	$500,081

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp	6.58%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Invesco Variable Rate Preferred ETF (VRP)
August 31, 2024
Schedule of Investments(a)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-77.19%
Banks-30.05%
BAC Capital Trust XIV, Series G, 6.00% (3 mo. Term SOFR + 0.66%)(b)(c)	$3,764,000	$ 3,212,286
Bank of America Corp.
Series AA, 6.10%(b)(d)	14,531,000	14,547,934
Series DD, 6.30%(b)(d)(e)	7,651,000	7,739,856
Series FF, 5.88%(b)(d)(e)	17,355,000	17,256,367
Series MM, 4.30%(b)(d)(e)	5,881,000	5,818,446
Series RR, 4.38%(b)(d)(e)	12,758,000	12,327,271
Series TT, 6.13%(b)(d)(e)	15,296,000	15,487,934
Series X, 6.25%(b)(d)	15,258,000	15,275,780
Bank of Montreal (Canada), 4.80%(b)(d)	3,820,000	3,783,647
Bank of Nova Scotia (The) (Canada)
4.90%(b)(d)	9,558,000	9,432,950
8.21% (3 mo. Term SOFR + 2.91%)(b)(c)	9,563,000	9,405,359
Citigroup, Inc.
Series AA, 7.63%(b)(d)	11,476,000	12,196,245
Series BB, 7.20%(b)(d)(e)	4,236,000	4,438,557
Series CC, 7.13%(b)(d)	13,386,000	13,726,071
Series DD, 7.00%(b)(d)	11,510,000	12,057,531
Series P, 5.95%(b)(d)	15,299,000	15,309,783
Series V, 4.70%(b)(d)	11,483,000	11,415,181
Series X, 3.88%(b)(d)	17,576,000	16,933,066
Series Y, 4.15%(b)(d)(e)	7,662,000	7,257,361
Series Z, 7.38%(b)(d)(e)	9,593,000	10,069,532
Citizens Financial Group, Inc., Series F, 5.65%(b)(d)	3,150,000	3,108,548
CoBank, ACB
Series J, 4.25%(b)(d)	3,150,000	2,909,588
Series K, 6.45%(b)(d)	3,172,000	3,170,955
Comerica, Inc., 5.63%(b)(d)	3,155,000	3,112,640
Fifth Third Bancorp
Series H, 8.63% (3 mo. Term SOFR + 3.29%)(b)(c)	4,525,000	4,503,942
Series L, 4.50%(b)(d)	2,760,000	2,711,343
Huntington Bancshares, Inc.
Series E, 8.44% (3 mo. Term SOFR + 3.14%)(b)(c)	3,222,000	3,205,620
Series F, 5.63%(b)(d)	3,821,000	3,802,147
Series G, 4.45%(b)(d)	3,765,000	3,586,032
JPMorgan Chase & Co.
Series CC, 8.09% (3 mo. Term SOFR + 2.84%)(b)(c)(e)	9,553,000	9,649,543
Series HH, 4.60%(b)(d)	22,943,000	22,878,816
Series II, 4.00%(b)(d)	11,470,000	11,296,841
Series KK, 3.65%(b)(d)(e)	15,296,000	14,734,706
Series NN, 6.88%(b)(d)(e)	19,128,000	20,320,918
Series W, 6.38% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	2,774,000	2,528,742
Series X, 6.10%(b)(d)(e)	12,277,000	12,282,590
KeyCorp, Series D, 5.00%(b)(d)	4,017,000	3,830,534
M&T Bank Corp.
3.50%(b)(d)	3,820,000	3,321,945
Series F, 5.13%(b)(d)(e)	3,827,000	3,731,914
Series G, 7.01%(b)(d)	3,057,000	3,053,158
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series R, 8.32% (3 mo. Term SOFR + 3.30%)(b)(c)	$3,825,000	$3,845,602
Series S, 5.00%(b)(d)(e)	4,014,000	3,948,055
Series T, 3.40%(b)(d)	11,477,000	10,144,972
Series U, 6.00%(b)(d)	7,641,000	7,657,586
Series V, 6.20%(b)(d)	9,556,000	9,621,401
Series W, 6.25%(b)(d)	11,468,000	11,442,548
Regions Financial Corp., Series D, 5.75%(b)(d)(e)	2,675,000	2,668,138
Truist Financial Corp.
Series A, 6.05% (3 mo. Term SOFR + 0.93%), 05/15/2027(c)	2,777,000	2,714,943
Series L, 8.70% (3 mo. Term SOFR + 3.36%)(b)(c)(e)	5,735,000	5,776,108
Series M, 5.13%(b)(d)(e)	3,820,000	3,693,466
Series N, 6.67%(b)(d)	13,005,000	12,873,422
Series P, 4.95%(b)(d)	7,650,000	7,554,432
Series Q, 5.10%(b)(d)	7,651,000	7,464,511
U.S. Bancorp
3.70%(b)(d)	11,473,000	10,171,161
Series J, 5.30%(b)(d)(e)	7,651,000	7,486,341
USB Capital IX, 6.58% (3 mo. Term SOFR + 1.28%)(b)(c)	5,169,000	4,396,837
Wells Fargo & Co.
6.85%(b)(d)	15,300,000	15,742,568
7.63%(b)(d)(e)	13,196,000	14,216,064
Series BB, 3.90%(b)(d)	26,843,000	26,123,015
		522,972,849
Capital Markets-9.38%
Bank of New York Mellon Corp. (The)
Series F, 4.63%(b)(d)(e)	7,646,000	7,473,023
Series H, 3.70%(b)(d)	4,456,000	4,305,610
Series I, 3.75%(b)(d)	9,946,000	9,201,537
Charles Schwab Corp. (The)
Series F, 5.00%(b)(d)(e)	3,737,000	3,499,495
Series G, 5.38%(b)(d)	18,794,000	18,694,572
Series I, 4.00%(b)(d)	15,729,000	14,815,582
Series K, 5.00%(b)(d)(e)	5,740,000	5,547,098
Goldman Sachs Capital II, 6.05% (3 mo. Term SOFR + 1.03%)(b)(c)(e)	5,869,000	4,977,005
Goldman Sachs Group, Inc. (The)
Series O, 5.30%(b)(d)(e)	4,968,000	4,978,695
Series Q, 7.38%(b)(d)	3,828,000	3,847,584
Series R, 4.95%(b)(d)	4,594,000	4,568,483
Series S, 4.40%(b)(d)	2,665,000	2,632,924
Series T, 3.80%(b)(d)(e)	5,162,000	4,940,161
Series U, 3.65%(b)(d)(e)	5,737,000	5,403,483
Series V, 4.13%(b)(d)	5,737,000	5,446,214
Series W, 7.50%(b)(d)	11,472,000	12,246,509
Series X, 7.50%(b)(d)	17,206,000	18,093,675
Mellon Capital IV, Series 1, 6.17% (3 mo. Term SOFR + 0.83%)(b)(c)	3,826,000	3,300,784
Northern Trust Corp., Series D, 4.60%(b)(d)(e)	3,825,000	3,737,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2024
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
6.60% (3 mo. Term SOFR + 1.26%), 06/15/2047(c)	$3,953,000	$3,367,301
Series H, 8.14% (3 mo. Term SOFR + 2.80%)(b)(c)(e)	3,775,000	3,779,855
Series I, 6.70%(b)(d)	11,475,000	11,777,137
Series J, 6.70%(b)(d)	6,500,000	6,687,447
		163,321,775
Consumer Finance-3.28%
Ally Financial, Inc.
Series B, 4.70%(b)(d)	10,329,000	9,419,379
Series C, 4.70%(b)(d)(e)	7,647,000	6,385,587
American Express Co., 3.55%(b)(d)	12,233,000	11,481,035
Capital One Financial Corp., Series M, 3.95%(b)(d)(e)	7,650,000	7,105,857
Discover Financial Services
Series C, 5.50%(b)(d)(e)	4,359,000	4,084,841
Series D, 6.13%(b)(d)	3,825,000	3,815,218
General Motors Financial Co., Inc.
Series A, 5.75%(b)(d)	7,645,000	7,286,887
Series B, 6.50%(b)(d)(e)	3,828,000	3,778,686
Series C, 5.70%(b)(d)(e)	3,824,000	3,680,719
		57,038,209
Electric Utilities-7.27%
American Electric Power Co., Inc.
6.95%, 12/15/2054(d)	4,590,000	4,797,688
7.05%, 12/15/2054(d)(e)	3,060,000	3,151,980
3.88%, 02/15/2062(d)	5,740,000	5,351,212
Duke Energy Corp.
6.45%, 09/01/2054(d)	7,750,000	7,943,672
3.25%, 01/15/2082(d)	3,822,000	3,439,985
4.88%(b)(d)	7,571,000	7,572,164
Edison International
8.13%, 06/15/2053(d)	3,825,000	4,025,671
7.88%, 06/15/2054(d)	3,442,000	3,620,475
Series A, 5.38%(b)(d)	8,867,000	8,709,045
Series B, 5.00%(b)(d)(e)	3,848,000	3,731,959
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(d)	9,178,000	9,242,521
Entergy Corp., 7.13%, 12/01/2054(d)	9,182,000	9,372,710
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(d)	2,682,000	2,673,669
7.13%, 09/15/2053(d)	3,060,000	3,185,552
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(d)	9,175,000	9,616,336
6.70%, 09/01/2054(d)	7,644,000	7,795,420
4.80%, 12/01/2077(d)	4,284,000	3,992,941
5.65%, 05/01/2079(d)	3,822,000	3,728,035
3.80%, 03/15/2082(d)	4,586,000	4,273,611
PPL Capital Funding, Inc., Series A, 8.26% (3 mo. Term SOFR + 2.93%), 03/30/2067(c)	3,672,000	3,575,979
Southern Co. (The)
Series 21-A, 3.75%, 09/15/2051(d)	7,645,000	7,297,440
Series B, 4.00%, 01/15/2051(d)	9,542,000	9,347,728
		126,445,793
	Principal Amount	Value
Financial Services-0.79%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.95%, 03/10/2055(d)	$5,800,000	$ 5,987,532
Corebridge Financial, Inc., 6.88%, 12/15/2052(d)	7,650,000	7,819,958
		13,807,490
Independent Power and Renewable Electricity Producers-0.61%
AES Corp. (The), 7.60%, 01/15/2055(d)	7,262,000	7,486,121
Tennessee Valley Authority
Series A, 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%), 05/01/2025(c)(e)(f)	62,782	1,410,712
Series D, 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%), 06/01/2025(c)(e)(f)	76,494	1,753,242
		10,650,075
Insurance-6.39%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(d)	6,050,000	5,991,086
Allstate Corp. (The)
6.50%, 05/15/2057(d)	3,824,000	3,978,643
Series B, 8.32% (3 mo. Term SOFR + 3.20%), 08/15/2053(c)	6,029,000	6,051,609
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(d)	5,732,000	5,694,694
Assurant, Inc., 7.00%, 03/27/2048(d)	3,003,000	3,054,375
Enstar Finance LLC
5.75%, 09/01/2040(d)	2,679,000	2,628,402
5.50%, 01/15/2042(d)	3,911,000	3,603,443
Lincoln National Corp.
7.72% (3 mo. Term SOFR + 2.62%), 05/17/2066(c)	4,300,000	3,378,373
7.58% (3 mo. Term SOFR + 2.30%), 04/20/2067(c)	3,310,000	2,519,068
Series C, 9.25%(b)(d)(e)	3,823,000	4,182,362
Markel Group, Inc., 6.00%(b)(d)	4,587,000	4,576,417
MetLife, Inc., Series D, 5.88%(b)(d)(e)	3,770,000	3,780,041
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,163,000	3,218,353
PartnerRe Finance B LLC, 4.50%, 10/01/2050(d)	3,820,000	3,519,757
Prudential Financial, Inc.
5.38%, 05/15/2045(d)	7,643,000	7,602,283
4.50%, 09/15/2047(d)	5,735,000	5,495,713
5.70%, 09/15/2048(d)	7,645,000	7,618,955
3.70%, 10/01/2050(d)	6,118,000	5,489,353
5.13%, 03/01/2052(d)	7,647,000	7,461,826
6.00%, 09/01/2052(d)	9,176,000	9,426,340
6.75%, 03/01/2053(d)	3,827,000	4,072,100
6.50%, 03/15/2054(d)	7,646,000	7,926,616
		111,269,809
Machinery-0.31%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(d)	5,736,000	5,365,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2024
	Principal Amount	Value
Media-0.65%
Paramount Global
6.25%, 02/28/2057(d)	$4,968,000	$4,293,388
6.38%, 03/30/2062(d)	7,650,000	7,000,168
		11,293,556
Multi-Utilities-4.39%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	5,735,000	5,336,626
CenterPoint Energy, Inc.
Series A, 7.00%, 02/15/2055(d)(e)	3,100,000	3,129,276
Series B, 6.85%, 02/15/2055(d)	3,100,000	3,119,710
CMS Energy Corp.
4.75%, 06/01/2050(d)	3,820,000	3,617,480
3.75%, 12/01/2050(d)(e)	3,141,000	2,697,024
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(d)	5,191,000	5,216,950
Series A, 6.88%, 02/01/2055(d)	7,653,000	7,976,355
Series B, 7.00%, 06/01/2054(d)	7,652,000	8,158,823
Series B, 4.65%(b)(d)(e)	2,740,000	2,723,567
Series C, 4.35%(b)(d)	5,732,000	5,506,635
NiSource, Inc., 6.95%, 11/30/2054(d)	3,821,000	3,880,806
Sempra
4.13%, 04/01/2052(d)	7,650,000	7,154,914
6.88%, 10/01/2054(d)	8,415,000	8,520,760
4.88%(b)(d)	6,883,000	6,760,018
WEC Energy Group, Inc., 7.49% (3 mo. Term SOFR + 2.37%), 05/15/2067(c)	2,723,000	2,652,384
		76,451,328
Oil, Gas & Consumable Fuels-11.89%
BP Capital Markets PLC
4.38%(b)(d)	9,179,000	9,052,751
4.88%(b)(d)	19,123,000	18,792,958
6.45%(b)(d)(e)	9,943,000	10,368,710
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(d)	5,350,000	5,528,268
7.38%, 03/15/2055(d)	3,820,000	3,920,833
5.50%, 07/15/2077(d)	7,651,000	7,385,840
6.25%, 03/01/2078(d)	6,520,000	6,393,761
7.38%, 01/15/2083(d)	3,933,000	3,985,061
7.63%, 01/15/2083(d)	4,589,000	4,810,851
8.50%, 01/15/2084(d)	9,561,000	10,502,854
Series 16-A, 6.00%, 01/15/2077(d)	5,745,000	5,623,863
Series 20-A, Conv., 5.75%, 07/15/2080(d)	7,652,000	7,326,994
Series NC5, 8.25%, 01/15/2084(d)	5,739,000	6,018,920
Energy Transfer L.P.
8.00%, 05/15/2054(d)	6,116,000	6,510,959
7.13%, 10/01/2054(d)(e)	3,060,000	3,101,108
8.53% (3 mo. Term SOFR + 3.28%), 11/01/2066(c)(e)	4,168,000	3,949,513
Series B, 6.63%(b)(d)	4,209,000	4,109,276
Series F, 6.75%(b)(d)	3,821,000	3,814,749
Series G, 7.13%(b)(d)	8,416,000	8,438,488
Series H, 6.50%(b)(d)	6,888,000	6,850,967
EnLink Midstream Partners L.P., Series C, 9.72% (3 mo. Term SOFR + 4.37%)(b)(c)	2,895,000	2,889,875
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Enterprise Products Operating LLC
5.38%, 02/15/2078(d)	$5,356,000	$5,043,189
Series D, 8.34% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)	2,741,000	2,711,182
Series E, 5.25%, 08/16/2077(d)	7,649,000	7,476,212
Plains All American Pipeline L.P., Series B, 9.49% (3 mo. Term SOFR + 4.37%)(b)(c)	6,121,000	6,120,987
TransCanada PipeLines Ltd. (Canada), 7.59% (3 mo. Term SOFR + 2.47%), 05/15/2067(c)(e)	7,643,000	6,745,254
Transcanada Trust (Canada)
5.63%, 05/20/2075(d)	5,739,000	5,664,216
5.30%, 03/15/2077(d)	11,476,000	11,039,729
5.50%, 09/15/2079(d)	8,410,000	7,919,895
5.60%, 03/07/2082(d)	6,122,000	5,839,083
Series 16-A, 5.88%, 08/15/2076(d)	9,178,000	9,050,173
		206,986,519
Trading Companies & Distributors-0.33%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(d)(e)	5,760,000	5,756,209
Wireless Telecommunication Services-1.85%
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(d)	15,301,000	16,040,023
3.25%, 06/04/2081(d)	3,820,000	3,658,644
4.13%, 06/04/2081(d)	7,653,000	6,890,481
5.13%, 06/04/2081(d)	7,190,000	5,653,975
		32,243,123
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,364,618,849)		1,343,602,468
	Shares
Preferred Stocks-21.50%
Banks-7.29%
Associated Banc-Corp, Pfd., 6.63%(d)	89,494	2,130,852
Banc of California, Inc., Series F, Pfd., 7.75%(d)(e)	160,220	3,813,236
Bank of America Corp.
Series E, Pfd., 5.73% (3 mo. Term SOFR + 0.61%)(c)(e)	92,980	2,216,643
Series 5, Pfd., 5.89% (3 mo. Term SOFR + 0.76%)(c)(e)	126,834	2,866,448
Series 2, Pfd., 5.97% (3 mo. Term SOFR + 0.91%)(c)(e)	91,442	2,016,296
Series 4, Pfd., 6.07% (3 mo. Term SOFR + 1.01%)(c)(e)	63,450	1,447,295
Series K, Pfd., 6.45%	326,184	8,418,809
Series Z, Pfd., 6.50%(d)(e)	10,713,000	10,732,964
Citigroup, Inc.
Series W, Pfd., 4.00%(d)	11,479,000	11,188,291
Series U, Pfd., 5.00%(d)	11,454,000	11,435,920
Series T, Pfd., 6.25%(d)	11,477,000	11,604,544
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(d)(e)	34,313	699,985
Fifth Third Bancorp, Series I, Pfd., 9.30%(d)(e)	138,751	3,557,576
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(d)(e)	34,362	869,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2024
	Shares	Value
Banks-(continued)
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(d)	98,651	$ 2,500,803
KeyCorp
Series E, Pfd., 6.13%(d)	153,294	3,786,362
Pfd., 6.20%(d)	181,096	4,393,389
M&T Bank Corp., Series H, Pfd., 5.63%(d)	76,719	1,942,525
Midland States Bancorp, Inc., Pfd., 7.75%(d)(e)	33,746	845,000
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(d)	154,008	3,126,362
Regions Financial Corp.
Series C, Pfd., 5.70%(d)	152,363	3,623,192
Series B, Pfd., 6.38%(d)	155,170	3,935,111
Pfd., 6.95%(d)	155,000	3,949,400
Synovus Financial Corp.
Series E, Pfd., 8.40%(d)(e)	107,433	2,735,244
Series D, Pfd., 8.96% (3 mo. Term SOFR + 3.61%)(c)(e)	59,673	1,514,501
Truist Financial Corp., Series I, Pfd., 5.79% (3 mo. Term SOFR + 0.79%)(c)(e)	53,236	1,259,031
U.S. Bancorp
Series B, Pfd., 6.16% (3 mo. Term SOFR + 0.86%)(c)(e)	306,486	6,623,163
Series A, Pfd., 6.58% (3 mo. Term SOFR + 1.28%)(c)	4,307	3,648,072
Valley National Bancorp
Series A, Pfd., 6.25%(d)(e)	34,315	813,609
Series C, Pfd., 8.25%(d)	49,600	1,268,768
Series B, Pfd., 8.83% (3 mo. USD LIBOR + 3.58%)(c)(e)	30,243	760,611
WesBanco, Inc., Series A, Pfd., 6.75%(d)(e)	45,274	1,120,532
Western Alliance Bancorporation, Series A, Pfd., 4.25%(d)	89,866	1,809,901
Wintrust Financial Corp.
Series D, Pfd., 6.50%(d)(e)	37,285	924,668
Series E, Pfd., 6.88%(d)	87,094	2,177,350
Zions Bancorporation N.A., Series G, Pfd., 9.84% (3 mo. USD LIBOR + 4.24%)(c)(e)	42,915	1,099,053
		126,855,208
Capital Markets-3.30%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%(d)	7,651,000	7,560,802
Charles Schwab Corp. (The), Series H, Pfd., 4.00%(d)	17,033,000	14,845,668
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 6.03% (3 mo. Term SOFR + 0.93%)(c)(e)	414,591	9,448,529
Series A, Pfd., 6.11% (3 mo. Term SOFR + 1.01%)(c)(e)	228,330	5,235,607
Series C, Pfd., 6.11% (3 mo. Term SOFR + 1.01%)(c)(e)	61,225	1,425,318
Series P, Pfd., 8.24% (3 mo. Term SOFR + 3.14%)(c)	11,471,000	11,501,226
Morgan Stanley, Series A, Pfd., 6.26% (3 mo. Term SOFR + 0.96%)(c)(e)	336,682	7,477,707
		57,494,857
	Shares	Value
Consumer Finance-0.23%
Synchrony Financial, Series B, Pfd., 8.25%(d)	153,448	$ 3,965,096
Electric Utilities-0.38%
SCE Trust III, Series H, Pfd., 8.59% (3 mo. Term SOFR + 3.25%)(c)(e)	83,234	2,120,802
SCE Trust IV, Series J, Pfd., 5.38%(d)	97,840	2,343,268
SCE Trust V, Series K, Pfd., 5.45%(d)	89,500	2,207,965
		6,672,035
Financial Services-2.23%
Apollo Global Management, Inc., Pfd., 7.63%(d)	187,739	4,954,432
Citigroup Capital XIII, Pfd., 11.89% (3 mo. Term SOFR + 6.63%)(c)	686,174	20,358,783
Compass Diversified Holdings, Series B, Pfd., 7.88%(d)	29,831	738,317
Equitable Holdings, Inc., Series B, Pfd., 4.95%(d)(e)	3,822,000	3,772,397
Jackson Financial, Inc., Pfd., 8.00%(d)	171,016	4,514,822
Merchants Bancorp
Series B, Pfd., 6.00%(d)	38,717	969,861
Pfd., 8.25%(d)	43,433	1,116,662
Voya Financial, Inc., Series B, Pfd., 5.35%(d)	91,872	2,365,704
		38,790,978
Food Products-0.41%
CHS, Inc.
Series 3, Pfd., 6.75% (3 mo. USD LIBOR + 4.16%)(c)(e)	150,416	3,820,566
Series 2, Pfd., 7.10% (3 mo. USD LIBOR + 4.30%)(c)(e)	127,101	3,255,057
		7,075,623
Insurance-3.32%
Allstate Corp. (The), Pfd., 8.42% (3 mo. Term SOFR + 3.43%)(c)	153,502	3,954,211
American National Group, Inc.
Series A, Pfd., 5.95%(d)	120,515	2,961,054
Series B, Pfd., 6.63%(d)	90,653	2,234,596
Argo Group International Holdings, Inc., Pfd., 7.00%(d)	44,767	1,099,925
Aspen Insurance Holdings Ltd., Pfd., 9.65% (3 mo. USD LIBOR + 4.06%), (Bermuda)(c)(e)	83,852	2,222,916
Athene Holding Ltd.
Series A, Pfd., 6.35%(d)	265,421	6,595,712
Series C, Pfd., 6.38%(d)	183,991	4,625,534
Pfd., 7.25%(d)	170,093	4,299,951
Series E, Pfd., 7.75%(d)	153,494	4,033,822
Enstar Group Ltd., Series D, Pfd., 7.00%(d)	122,368	2,501,202
Kemper Corp., Pfd., 5.88%(d)	45,802	1,028,255
MetLife, Inc.
Series G, Pfd., 3.85%(d)(e)	7,650,000	7,502,858
Series A, Pfd., 6.60% (3 mo. Term SOFR + 1.26%)(c)(e)	187,785	4,518,107

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2024
	Shares	Value
Insurance-(continued)
Reinsurance Group of America, Inc.
Pfd., 5.75%(d)	126,672	$ 3,132,599
Pfd., 7.13%(d)	217,611	5,670,943
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(d)	59,671	1,498,936
		57,880,621
Mortgage REITs-3.28%
ACRES Commercial Realty Corp., Series C, Pfd., 8.63%(d)	36,441	907,381
AGNC Investment Corp.
Series F, Pfd., 6.13%(d)	174,010	4,200,601
Series E, Pfd., 6.50%(d)(e)	123,304	3,071,503
Series G, Pfd., 7.75%(d)(e)	45,571	1,095,983
Series D, Pfd., 9.90% (3 mo. Term SOFR + 4.59%)(c)(e)	71,613	1,801,067
Series C, Pfd., 10.67% (3 mo. Term SOFR + 5.37%)(c)(e)	98,392	2,510,964
Annaly Capital Management, Inc.
Series G, Pfd., 9.43% (3 mo. Term SOFR + 4.43%)(c)(e)	130,558	3,265,256
Series I, Pfd., 10.58%(d)(e)	137,208	3,453,525
Series F, Pfd., 10.59% (3 mo. Term SOFR + 5.25%)(c)(e)	225,009	5,685,977
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(d)(e)	85,120	1,576,422
Chimera Investment Corp.
Series C, Pfd., 7.75%(d)(e)	77,589	1,792,306
Series D, Pfd., 10.93% (3 mo. Term SOFR + 5.60%)(c)	59,668	1,485,733
Series B, Pfd., 11.38% (3 mo. Term SOFR + 6.05%)(c)	96,955	2,424,845
Dynex Capital, Inc., Series C, Pfd., 6.90%(d)(e)	33,212	825,982
Ellington Financial, Inc.
Series B, Pfd., 6.25%(d)(e)	36,927	804,639
Pfd., 6.75%(d)(e)	34,586	874,334
Series C, Pfd., 8.63%(d)(e)	30,975	792,650
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(d)(e)	62,609	1,001,744
MFA Financial, Inc., Series C, Pfd., 6.50%(d)(e)	81,885	1,913,653
New York Mortgage Trust, Inc.
Series F, Pfd., 6.88%(d)(e)	43,578	900,757
Series E, Pfd., 7.88%(d)(e)	55,211	1,337,210
Series D, Pfd., 8.00%(d)(e)	46,543	1,039,305
Rithm Capital Corp.
Series C, Pfd., 6.38%(d)(e)	118,629	2,817,439
Series D, Pfd., 7.00%(d)	139,211	3,279,811
Series B, Pfd., 11.02% (3 mo. USD LIBOR + 5.64%)(c)	85,857	2,150,718
Series A, Pfd., 11.18% (3 mo. USD LIBOR + 5.80%)(c)(e)	46,645	1,173,122
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(d)(e)	82,577	2,018,182
Series B, Pfd., 7.63%(d)(e)	80,499	1,947,271
Series A, Pfd., 8.13%(d)(e)	39,961	980,643
		57,129,023
	Shares	Value
Multi-Utilities-0.16%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 9.60% (3 mo. USD LIBOR + 4.01%), (Canada)(c)	106,282	$ 2,710,191
Oil, Gas & Consumable Fuels-0.39%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(d)	39,853	1,012,732
NGL Energy Partners L.P., Series B, Pfd., 12.78% (3 mo. Term SOFR + 7.47%)(c)	94,622	2,204,693
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(d)	50,715	1,285,118
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(d)	36,558	951,605
Series F, Pfd., 9.50% (Greece)(d)	51,620	1,376,189
		6,830,337
Trading Companies & Distributors-0.51%
Air Lease Corp., Series A, Pfd., 9.24%(d)(e)	78,150	1,951,405
FTAI Aviation Ltd.
Series B, Pfd., 8.00%(d)(e)	37,598	958,749
Series A, Pfd., 8.25%(d)(e)	32,271	823,879
Series C, Pfd., 8.25%(d)	32,338	832,057
WESCO International, Inc., Series A, Pfd., 10.63%(d)(e)	164,124	4,300,049
		8,866,139
Total Preferred Stocks (Cost $387,000,182)		374,270,108

Money Market Funds-1.25%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(g)(h) (Cost $21,712,174)	21,712,174	21,712,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,773,331,205)		1,739,584,750
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.79%
Invesco Private Government Fund, 5.28%(g)(h)(i)	47,189,112	47,189,112
Invesco Private Prime Fund, 5.46%(g)(h)(i)	123,220,666	123,269,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $170,451,458)		170,459,066
TOTAL INVESTMENTS IN SECURITIES-109.73% (Cost $1,943,782,663)		1,910,043,816
OTHER ASSETS LESS LIABILITIES-(9.73)%		(169,415,601)
NET ASSETS-100.00%		$1,740,628,215

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

126

Invesco Variable Rate Preferred ETF (VRP)—(continued)
August 31, 2024
Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Perpetual bond with no specified maturity date.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2024.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at August 31, 2024.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$337,388,228	$(315,676,054)	$-	$-	$21,712,174	$701,059
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,396,501	244,654,780	(232,862,169)	-	-	47,189,112	1,986,510*
Invesco Private Prime Fund	98,157,459	372,505,159	(347,423,273)	7,354	23,255	123,269,954	5,397,842*
Total	$133,553,960	$954,548,167	$(895,961,496)	$7,354	$23,255	$192,171,240	$8,085,411

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

127

Statements of Assets and Liabilities
August 31, 2024
	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Assets:
Unaffiliated investments in securities, at value(a)	$629,737,799	$791,223,172	$828,823,125	$33,585,000	$557,349,104
Affiliated investments in securities, at value	-	24,761,294	18,224,914	-	187,296,155
Cash	4,855,860	-	1,282	3,350,601	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	-
Receivable for:
Dividends and interest	6,986,387	1,147,801	1,480,846	114,011	8,568,558
Securities lending	-	234,321	1,302	-	58,051
Investments sold	-	-	30,205,951	200,000	11,254
Fund shares sold	-	-	-	-	-
Foreign tax reclaims	-	-	-	-	-
Other assets	-	-	-	-	-
Total assets	641,580,046	817,366,588	878,737,420	37,249,612	753,283,122
Liabilities:
Due to custodian	-	34,705	-	-	1,663
Payable for:
Investments purchased	112,930	-	46,368,569	-	-
Collateral upon return of securities loaned	-	18,385,417	1,876,606	-	186,084,201
Collateral upon receipt of securities in-kind	-	-	-	-	-
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	169,749	325,326	103,371	7,884	238,511
Accrued expenses	-	-	-	-	643
Accrued tax expenses	-	-	-	(85)	1,437
Other payables	-	-	-	-	-
Total liabilities	282,679	18,745,448	48,348,546	7,799	186,326,455
Net Assets	$641,297,367	$798,621,140	$830,388,874	$37,241,813	$566,956,667
Net assets consist of:
Shares of beneficial interest	$645,610,225	$880,097,606	$924,660,146	$37,241,813	$639,056,574
Distributable earnings (loss)	(4,312,858)	(81,476,466)	(94,271,272)	-	(72,099,907)
Net Assets	$641,297,367	$798,621,140	$830,388,874	$37,241,813	$566,956,667
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,800,000	41,330,000	28,920,000	1,500,000	30,800,000
Net asset value	$24.86	$19.32	$28.71	$24.83	$18.41
Market price	$24.84	$19.30	$28.72	$24.83	$18.42
Unaffiliated investments in securities, at cost	$631,947,581	$753,111,672	$902,132,239	$33,585,000	$553,439,802
Affiliated investments in securities, at cost	$-	$24,050,014	$18,224,914	$-	$187,293,637
(a)Includes securities on loan with an aggregate value of:	$-	$17,903,269	$1,826,885	$-	$179,825,924
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

128

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$66,327,720	$2,872,285,028	$126,563,215	$4,370,219,445	$1,807,599,338	$1,169,949,439	$1,717,872,576
5,117,567	-	-	76,309,598	6,884	10,657,047	192,171,240
140	4,152,601	76,895	93,832	731,217	-	123,039

-	-	-	6,639	-	-	228,702

671,954	31,978,879	1,525,371	25,519,310	3,453,260	14,350,468	21,600,611
344	-	-	231,678	-	-	174,576
1,386,468	3,673,890	-	5,315,968	260,350,876	-	-
-	-	-	2,396,305	-	1,364,364	217,838
-	-	-	19,781	-	-	-
-	-	-	375	-	-	-
73,504,193	2,912,090,398	128,165,481	4,480,112,931	2,072,141,575	1,196,321,318	1,932,388,582

-	-	-	-	-	33,369	-

1,567,240	996,500	-	26,652,795	264,319,558	3,389,430	20,347,920
4,935,006	-	-	75,407,292	-	-	170,451,458
-	-	-	6,639	-	-	228,702
-	3,593,087	-	-	-	-	-
10,655	694,070	29,966	1,845,501	121,702	283,240	729,249
-	-	-	-	-	-	3,038
-	-	-	-	-	-	-
-	21,951	-	-	-	-	-
6,512,901	5,305,608	29,966	103,912,227	264,441,260	3,706,039	191,760,367
$66,991,292	$2,906,784,790	$128,135,515	$4,376,200,704	$1,807,700,315	$1,192,615,279	$1,740,628,215

$68,418,861	$3,011,844,972	$133,848,377	$5,709,829,214	$1,806,467,962	$1,331,875,152	$1,880,091,588
(1,427,569)	(105,060,182)	(5,712,862)	(1,333,628,510)	1,232,353	(139,259,873)	(139,463,373)
$66,991,292	$2,906,784,790	$128,135,515	$4,376,200,704	$1,807,700,315	$1,192,615,279	$1,740,628,215
2,800,000	121,350,000	5,550,000	365,250,000	17,120,001	43,700,000	72,100,000
$23.93	$23.95	$23.09	$11.98	$105.59	$27.29	$24.14
$23.99	$23.85	$23.10	$11.99	$105.61	$27.33	$24.20
$66,653,802	$2,960,334,694	$131,680,683	$5,074,071,976	$1,805,733,738	$1,291,434,711	$1,751,619,031
$5,117,491	$-	$-	$76,305,221	$6,884	$10,657,047	$192,163,632
$4,767,619	$-	$-	$73,192,088	$-	$-	$164,777,695

129

Statements of Operations
For the year ended August 31, 2024
	Invesco California AMT-Free Municipal Bond ETF (PWZ)	Invesco CEF Income Composite ETF (PCEF)	Invesco Equal Weight 0-30 Treasury ETF (GOVI)	Invesco Floating Rate Municipal Income ETF (PVI)	Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
Investment income:
Unaffiliated interest income	$28,001,192	$-	$24,851,475	$1,215,365	$33,448,731
Unaffiliated dividend income	-	41,647,962	-	-	-
Affiliated dividend income	-	755,422	144,131	-	145,988
Securities lending income, net	-	2,054,984	63,120	-	949,841
Foreign withholding tax	-	-	-	-	-
Total investment income	28,001,192	44,458,368	25,058,726	1,215,365	34,544,560
Expenses:
Unitary management fees	2,250,916	3,589,796	1,068,473	96,805	3,044,829
Tax expenses	-	-	-	-	650
Total expenses	2,250,916	3,589,796	1,068,473	96,805	3,045,479
Less: Waivers	-	(383)	(2,789)	-	(2,765)
Net expenses	2,250,916	3,589,413	1,065,684	96,805	3,042,714
Net investment income	25,750,276	40,868,955	23,993,042	1,118,560	31,501,846
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(1,604,929)	(27,215,635)	(15,136,246)	-	(13,089,474)
Affiliated investment securities	-	201,239	4,347	-	45,744
Unaffiliated in-kind redemptions	(10,195,808)	5,189,843	1,344,290	-	1,679,312
Affiliated in-kind redemptions	-	43,745	-	-	-
Distributions of underlying fund shares	-	279,104	-	-	-
Net realized gain (loss)	(11,800,737)	(21,501,704)	(13,787,609)	-	(11,364,418)
Change in net unrealized appreciation of:
Unaffiliated investment securities	38,997,597	104,818,766	29,670,039	-	44,590,846
Affiliated investment securities	-	586,840	-	-	1,192
Change in net unrealized appreciation	38,997,597	105,405,606	29,670,039	-	44,592,038
Net realized and unrealized gain	27,196,860	83,903,902	15,882,430	-	33,227,620
Net increase in net assets resulting from operations	$52,947,136	$124,772,857	$39,875,472	$1,118,560	$64,729,466
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

130

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	Invesco National AMT-Free Municipal Bond ETF (PZA)	Invesco New York AMT-Free Municipal Bond ETF (PZT)	Invesco Preferred ETF (PGX)	Invesco Short Term Treasury ETF (TBLL)	Invesco Taxable Municipal Bond ETF (BAB)	Invesco Variable Rate Preferred ETF (VRP)

$2,017,093	$91,364,755	$3,273,481	$-	$82,524,049	$56,732,060	$69,713,264
-	-	-	270,267,270	-	-	22,665,430
5,373	-	-	575,259	11,276	500,081	701,059
5,171	-	-	5,709,874	-	-	2,406,350
-	-	-	(315,867)	-	-	-
2,027,637	91,364,755	3,273,481	276,236,536	82,535,325	57,232,141	95,486,103

106,010	7,405,940	280,815	21,960,868	1,271,975	3,880,766	7,852,756
-	-	-	-	-	-	650
106,010	7,405,940	280,815	21,960,868	1,271,975	3,880,766	7,853,406
(99)	-	-	(10,558)	(189)	(9,129)	(12,440)
105,911	7,405,940	280,815	21,950,310	1,271,786	3,871,637	7,840,966
1,921,726	83,958,815	2,992,666	254,286,226	81,263,539	53,360,504	87,645,137

(463,444)	(5,587,747)	(111,682)	(47,802,450)	403,470	(3,615,703)	(6,170,047)
128	-	-	27,696	-	-	23,255
(156,513)	(10,949,974)	-	(32,534,889)	-	(54,795,813)	1,215,624
-	-	-	-	-	-	-
-	-	-	-	-	-	-
(619,829)	(16,537,721)	(111,682)	(80,309,643)	403,470	(58,411,516)	(4,931,168)

2,420,116	119,171,127	4,063,975	388,242,967	2,849,337	113,782,067	117,325,855
130	-	-	1,787	-	-	7,354
2,420,246	119,171,127	4,063,975	388,244,754	2,849,337	113,782,067	117,333,209
1,800,417	102,633,406	3,952,293	307,935,111	3,252,807	55,370,551	112,402,041
$3,722,143	$186,592,221	$6,944,959	$562,221,337	$84,516,346	$108,731,055	$200,047,178

131

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco California AMT-Free Municipal Bond ETF (PWZ)		Invesco CEF Income Composite ETF (PCEF)
	2024	2023	2024	2023
Operations:
Net investment income	$25,750,276	$16,110,528	$40,868,955	$45,080,854
Net realized gain (loss)	(11,800,737)	(4,252,621)	(21,501,704)	(43,322,100)
Change in net unrealized appreciation (depreciation)	38,997,597	1,646,959	105,405,606	(982,509)
Net increase (decrease) in net assets resulting from operations	52,947,136	13,504,866	124,772,857	776,245
Distributions to Shareholders from:
Distributable earnings	(25,554,449)	(16,284,639)	(42,849,699)	(59,586,125)
Return of capital	-	-	(23,474,004)	(6,893,411)
Total distributions to shareholders	(25,554,449)	(16,284,639)	(66,323,703)	(66,479,536)
Shareholder Transactions:
Proceeds from shares sold	383,615,750	179,426,529	117,552,245	83,555,227
Value of shares repurchased	(429,859,188)	(83,590,164)	(38,578,444)	(84,512,777)
Transaction fees	9,049	425,964	-	-
Net increase (decrease) in net assets resulting from share transactions	(46,234,389)	96,262,329	78,973,801	(957,550)
Net increase (decrease) in net assets	(18,841,702)	93,482,556	137,422,955	(66,660,841)
Net assets:
Beginning of year	660,139,069	566,656,513	661,198,185	727,859,026
End of year	$641,297,367	$660,139,069	$798,621,140	$661,198,185
Changes in Shares Outstanding:
Shares sold	16,100,000	7,500,000	6,500,000	4,510,000
Shares repurchased	(17,600,000)	(3,500,000)	(2,130,000)	(4,610,000)
Shares outstanding, beginning of year	27,300,000	23,300,000	36,960,000	37,060,000
Shares outstanding, end of year	25,800,000	27,300,000	41,330,000	36,960,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

132

Invesco Equal Weight 0-30 Treasury ETF (GOVI)		Invesco Floating Rate Municipal Income ETF (PVI)		Invesco Fundamental High Yield® Corporate Bond (PHB)		Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
2024	2023	2024	2023	2024	2023	2024	2023

$23,993,042	$14,730,166	$1,118,560	$1,530,443	$31,501,846	$28,594,928	$1,921,726	$1,270,104
(13,787,609)	(16,998,261)	-	-	(11,364,418)	(32,534,021)	(619,829)	(725,725)
29,670,039	(33,566,759)	-	-	44,592,038	41,235,389	2,420,246	(63,447)
39,875,472	(35,834,854)	1,118,560	1,530,443	64,729,466	37,296,296	3,722,143	480,932

(24,669,103)	(14,136,883)	(1,132,916)	(1,548,995)	(34,198,767)	(26,774,161)	(1,938,366)	(1,254,740)
-	-	-	-	-	-	-	-
(24,669,103)	(14,136,883)	(1,132,916)	(1,548,995)	(34,198,767)	(26,774,161)	(1,938,366)	(1,254,740)

420,800,792	298,877,088	12,418,845	19,925,844	174,743,827	80,931,815	30,689,392	37,168,025
(265,942,447)	(113,567,760)	(14,895,577)	(43,643,574)	(182,735,865)	(289,516,428)	(10,373,056)	(20,872,110)
-	-	-	-	-	-	-	-
154,858,345	185,309,328	(2,476,732)	(23,717,730)	(7,992,038)	(208,584,613)	20,316,336	16,295,915
170,064,714	135,337,591	(2,491,088)	(23,736,282)	22,538,661	(198,062,478)	22,100,113	15,522,107

660,324,160	524,986,569	39,732,901	63,469,183	544,418,006	742,480,484	44,891,179	29,369,072
$830,388,874	$660,324,160	$37,241,813	$39,732,901	$566,956,667	$544,418,006	$66,991,292	$44,891,179

15,200,000	10,230,000	500,000	800,000	9,800,000	4,700,000	1,300,000	1,600,000
(9,700,000)	(3,880,000)	(600,000)	(1,750,000)	(10,200,000)	(16,800,000)	(450,000)	(900,000)
23,420,000	17,070,000	1,600,000	2,550,000	31,200,000	43,300,000	1,950,000	1,250,000
28,920,000	23,420,000	1,500,000	1,600,000	30,800,000	31,200,000	2,800,000	1,950,000

133

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco National AMT-Free Municipal Bond ETF (PZA)		Invesco New York AMT-Free Municipal Bond ETF (PZT)
	2024	2023	2024	2023
Operations:
Net investment income	$83,958,815	$61,227,240	$2,992,666	$2,589,734
Net realized gain (loss)	(16,537,721)	(19,317,339)	(111,682)	(2,290,832)
Change in net unrealized appreciation (depreciation)	119,171,127	(4,698,574)	4,063,975	1,426,211
Net increase (decrease) in net assets resulting from operations	186,592,221	37,211,327	6,944,959	1,725,113
Distributions to Shareholders from:
Distributable earnings	(84,176,275)	(62,219,731)	(2,983,770)	(2,613,885)
Shareholder Transactions:
Proceeds from shares sold	679,552,475	560,353,606	35,388,839	-
Value of shares repurchased	(185,288,286)	(210,179,980)	-	(25,464,373)
Transaction fees	37,792	975,482	-	-
Net increase (decrease) in net assets resulting from share transactions	494,301,981	351,149,108	35,388,839	(25,464,373)
Net increase (decrease) in net assets	596,717,927	326,140,704	39,350,028	(26,353,145)
Net assets:
Beginning of year	2,310,066,863	1,983,926,159	88,785,487	115,138,632
End of year	$2,906,784,790	$2,310,066,863	$128,135,515	$88,785,487
Changes in Shares Outstanding:
Shares sold	29,200,000	24,100,000	1,550,000	-
Shares repurchased	(7,950,000)	(9,150,000)	-	(1,150,000)
Shares outstanding, beginning of year	100,100,000	85,150,000	4,000,000	5,150,000
Shares outstanding, end of year	121,350,000	100,100,000	5,550,000	4,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

134

Invesco Preferred ETF (PGX)		Invesco Short Term Treasury ETF (TBLL)		Invesco Taxable Municipal Bond ETF (BAB)		Invesco Variable Rate Preferred ETF (VRP)
2024	2023	2024	2023	2024	2023	2024	2023

$254,286,226	$287,608,631	$81,263,539	$46,251,465	$53,360,504	$55,628,135	$87,645,137	$89,032,652
(80,309,643)	(411,193,374)	403,470	(595,206)	(58,411,516)	(58,270,516)	(4,931,168)	(65,379,463)
388,244,754	(70,068,988)	2,849,337	226,424	113,782,067	(21,088,846)	117,333,209	44,975,586
562,221,337	(193,653,731)	84,516,346	45,882,683	108,731,055	(23,731,227)	200,047,178	68,628,775

(270,122,596)	(300,697,738)	(82,099,833)	(46,034,156)	(53,884,418)	(55,177,900)	(98,166,534)	(97,311,997)

352,702,335	694,326,613	974,189,169	885,649,046	35,501,530	69,175,867	325,646,372	60,346,521
(853,277,404)	(1,042,915,111)	(579,722,648)	(299,542,591)	(414,293,908)	(310,464,455)	(178,181,393)	(431,589,853)
-	-	-	-	9,666	83,015	-	-
(500,575,069)	(348,588,498)	394,466,521	586,106,455	(378,782,712)	(241,205,573)	147,464,979	(371,243,332)
(208,476,328)	(842,939,967)	396,883,034	585,954,982	(323,936,075)	(320,114,700)	249,345,623	(399,926,554)

4,584,677,032	5,427,616,999	1,410,817,281	824,862,299	1,516,551,354	1,836,666,054	1,491,282,592	1,891,209,146
$4,376,200,704	$4,584,677,032	$1,807,700,315	$1,410,817,281	$1,192,615,279	$1,516,551,354	$1,740,628,215	$1,491,282,592

31,100,000	59,800,000	9,230,000	8,400,000	1,350,000	2,600,000	13,800,000	2,700,000
(74,700,000)	(89,750,000)	(5,490,000)	(2,840,000)	(15,700,000)	(11,900,000)	(7,700,000)	(19,300,000)
408,850,000	438,800,000	13,380,001	7,820,001	58,050,000	67,350,000	66,000,000	82,600,000
365,250,000	408,850,000	17,120,001	13,380,001	43,700,000	58,050,000	72,100,000	66,000,000

135

Financial Highlights
Invesco California AMT-Free Municipal Bond ETF (PWZ)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$24.18	$24.32	$28.03	$27.64	$27.62
Net investment income(a)	0.78	0.67	0.59	0.64	0.67
Net realized and unrealized gain (loss) on investments	0.68	(0.14)	(3.72)	0.40	0.02
Total from investment operations	1.46	0.53	(3.13)	1.04	0.69
Distributions to shareholders from:
Net investment income	(0.78)	(0.69)	(0.59)	(0.65)	(0.67)
Transaction fees(a)	0.00(b)	0.02	0.01	-	0.00(b)
Net asset value at end of year	$24.86	$24.18	$24.32	$28.03	$27.64
Market price at end of year(c)	$24.84	$24.24	$24.23	$28.05	$27.58
Net Asset Value Total Return(d)	6.14%	2.27%	(11.28)%	3.80%	2.56%
Market Price Total Return(d)	5.79%	2.91%	(11.66)%	4.10%	2.34%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$641,297	$660,139	$566,657	$520,028	$451,918
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.20%	2.78%	2.25%	2.31%	2.46%
Portfolio turnover rate(e)	4%	5%	3%	7%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

136

Financial Highlights—(continued)
Invesco CEF Income Composite ETF (PCEF)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$17.89	$19.64	$24.61	$20.92	$22.35
Net investment income(a)(b)	1.03	1.21	1.11	0.98	1.35
Net realized and unrealized gain (loss) on investments	2.07	(1.17)	(4.48)	4.33	(1.05)
Total from investment operations	3.10	0.04	(3.37)	5.31	0.30
Distributions to shareholders from:
Net investment income	(1.08)	(1.60)	(1.60)	(1.62)	(1.73)
Return of capital	(0.59)	(0.19)	-	-	-
Total distributions	(1.67)	(1.79)	(1.60)	(1.62)	(1.73)
Net asset value at end of year	$19.32	$17.89	$19.64	$24.61	$20.92
Market price at end of year(c)	$19.30	$17.91	$19.63	$24.64	$20.91
Net Asset Value Total Return(d)	18.43%	0.49%	(14.04)%	26.36%	1.84%
Market Price Total Return(d)	18.17%	0.65%	(14.18)%	26.58%	1.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$798,621	$661,198	$727,859	$955,554	$756,106
Ratio to average net assets of:
Expenses(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income(b)	5.69%	6.62%	5.03%	4.30%	6.36%
Portfolio turnover rate(f)	24%	30%	21%	25%	21%

(a)	Based on average shares outstanding.
(b)	Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

137

Financial Highlights—(continued)
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$28.19	$30.75	$37.04	$39.21	$36.19
Net investment income(a)	0.93	0.75	0.53	0.41	0.47
Net realized and unrealized gain (loss) on investments	0.56	(2.60)	(6.31)	(2.21)	3.04
Total from investment operations	1.49	(1.85)	(5.78)	(1.80)	3.51
Distributions to shareholders from:
Net investment income	(0.97)	(0.71)	(0.51)	(0.37)	(0.49)
Net asset value at end of year	$28.71	$28.19	$30.75	$37.04	$39.21
Market price at end of year(b)	$28.72	$28.22	$30.65	$37.04	$39.14
Net Asset Value Total Return(c)	5.46%	(6.07)%	(15.71)%	(4.60)%	9.82%
Market Price Total Return(c)	5.38%	(5.66)%	(15.99)%	(4.43)%	9.50%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$830,389	$660,324	$524,987	$414,835	$203,903
Ratio to average net assets of:
Expenses	0.15%	0.23%	0.25%	0.25%	0.25%
Net investment income	3.37%	2.56%	1.57%	1.12%	1.25%
Portfolio turnover rate(d)	19%	19%	5%	3%	9%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended August 31, 2023, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.
Invesco Floating Rate Municipal Income ETF (PVI)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$24.83	$24.89	$24.88	$24.93	$24.93
Net investment income (loss)(a)	0.72	0.59	0.05	(0.05)	0.17
Net realized and unrealized gain (loss) on investments	-	0.01	(0.01)(b)	0.00(c)	(0.00)(c)
Total from investment operations	0.72	0.60	0.04	(0.05)	0.17
Distributions to shareholders from:
Net investment income	(0.72)	(0.66)	(0.03)	(0.00)(c)	(0.17)
Net asset value at end of year	$24.83	$24.83	$24.89	$24.88	$24.93
Market price at end of year(d)	$24.83	$24.86	$24.89	$24.88	$24.93
Net Asset Value Total Return(e)	2.94%	2.45%	0.17%	(0.20)%	0.69%
Market Price Total Return(e)	2.82%	2.57%	0.17%	(0.20)%	0.58%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$37,242	$39,733	$63,469	$48,518	$49,855
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.89%	2.38%	0.22%	(0.19)%	0.70%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

138

Financial Highlights—(continued)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$17.45	$17.15	$19.59	$18.90	$19.06
Net investment income(a)	0.92	0.76	0.61	0.68	0.76
Net realized and unrealized gain (loss) on investments	1.05	0.26	(2.45)	0.71	(0.15)
Total from investment operations	1.97	1.02	(1.84)	1.39	0.61
Distributions to shareholders from:
Net investment income	(1.01)	(0.72)	(0.60)	(0.70)	(0.77)
Net asset value at end of year	$18.41	$17.45	$17.15	$19.59	$18.90
Market price at end of year(b)	$18.42	$17.46	$17.07	$19.61	$18.89
Net Asset Value Total Return(c)	11.63%	6.09%	(9.55)%	7.49%	3.38%
Market Price Total Return(c)	11.61%	6.64%	(10.06)%	7.66%	3.28%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$566,957	$544,418	$742,480	$834,635	$757,811
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.17%	4.40%	3.29%	3.55%	4.09%
Portfolio turnover rate(d)	75%	31%	44%	32%	35%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$23.02	$23.50	$27.03	$27.40	$26.33
Net investment income(a)	0.93	0.78	0.57	0.60	0.71
Net realized and unrealized gain (loss) on investments	0.91	(0.51)	(3.25)	(0.26)	1.07
Total from investment operations	1.84	0.27	(2.68)	0.34	1.78
Distributions to shareholders from:
Net investment income	(0.93)	(0.75)	(0.56)	(0.61)	(0.71)
Net realized gains	-	-	(0.29)	(0.10)	-
Total distributions	(0.93)	(0.75)	(0.85)	(0.71)	(0.71)
Net asset value at end of year	$23.93	$23.02	$23.50	$27.03	$27.40
Market price at end of year(b)	$23.99	$23.01	$23.43	$27.04	$27.39
Net Asset Value Total Return(c)	8.20%	1.20%	(10.10)%	1.25%	6.91%
Market Price Total Return(c)	8.52%	1.46%	(10.39)%	1.34%	6.95%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$66,991	$44,891	$29,369	$52,706	$63,030
Ratio to average net assets of:
Expenses	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	3.99%	3.38%	2.23%	2.21%	2.68%
Portfolio turnover rate(d)	23%	20%	30%	34%	36%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

139

Financial Highlights—(continued)
Invesco National AMT-Free Municipal Bond ETF (PZA)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$23.08	$23.30	$27.19	$26.74	$26.76
Net investment income(a)	0.75	0.67	0.62	0.63	0.68
Net realized and unrealized gain (loss) on investments	0.86	(0.22)	(3.90)	0.46	(0.02)
Total from investment operations	1.61	0.45	(3.28)	1.09	0.66
Distributions to shareholders from:
Net investment income	(0.74)	(0.68)	(0.61)	(0.64)	(0.69)
Transaction fees(a)	0.00(b)	0.01	0.00(b)	0.00(b)	0.01
Net asset value at end of year	$23.95	$23.08	$23.30	$27.19	$26.74
Market price at end of year(c)	$23.85	$23.06	$23.26	$27.21	$26.73
Net Asset Value Total Return(d)	7.11%	2.00%	(12.21)%	4.11%	2.60%
Market Price Total Return(d)	6.75%	2.08%	(12.42)%	4.23%	2.42%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,906,785	$2,310,067	$1,983,926	$2,470,368	$2,677,153
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	3.17%	2.89%	2.42%	2.32%	2.59%
Portfolio turnover rate(e)	4%	3%	4%	10%	15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

140

Financial Highlights—(continued)
Invesco New York AMT-Free Municipal Bond ETF (PZT)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.20	$22.36	$26.31	$25.67	$25.68
Net investment income(a)	0.67	0.62	0.58	0.61	0.67
Net realized and unrealized gain (loss) on investments	0.89	(0.14)	(3.83)	0.66	(0.01)
Total from investment operations	1.56	0.48	(3.25)	1.27	0.66
Distributions to shareholders from:
Net investment income	(0.67)	(0.64)	(0.58)	(0.63)	(0.67)
Net realized gains	-	-	(0.12)	-	-
Total distributions	(0.67)	(0.64)	(0.70)	(0.63)	(0.67)
Net asset value at end of year	$23.09	$22.20	$22.36	$26.31	$25.67
Market price at end of year(b)	$23.10	$22.14	$22.36	$26.29	$25.73
Net Asset Value Total Return(c)	7.14%	2.15%	(12.55)%	5.00%	2.66%
Market Price Total Return(c)	7.48%	1.88%	(12.49)%	4.66%	2.83%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$128,136	$88,785	$115,139	$121,015	$98,829
Ratio to average net assets of:
Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.98%	2.78%	2.37%	2.35%	2.64%
Portfolio turnover rate(d)	6%	10%	6%	15%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Preferred ETF (PGX)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$11.21	$12.37	$15.11	$14.86	$14.93
Net investment income(a)	0.66	0.70	0.69	0.73	0.75
Net realized and unrealized gain (loss) on investments	0.81	(1.13)	(2.74)	0.26	(0.06)
Total from investment operations	1.47	(0.43)	(2.05)	0.99	0.69
Distributions to shareholders from:
Net investment income	(0.70)	(0.73)	(0.69)	(0.74)	(0.76)
Net asset value at end of year	$11.98	$11.21	$12.37	$15.11	$14.86
Market price at end of year(b)	$11.99	$11.20	$12.37	$15.12	$14.91
Net Asset Value Total Return(c)	13.65%	(3.48)%	(13.85)%	6.81%	4.98%
Market Price Total Return(c)	13.85%	(3.56)%	(13.91)%	6.52%	5.04%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$4,376,201	$4,584,677	$5,427,617	$7,459,245	$6,260,956
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%(d)	0.50%(d)	0.50%(d)
Net investment income	5.79%	5.98%	5.01%(d)	4.89%(d)	5.20%(d)
Portfolio turnover rate(e)	7%	15%	11%	25%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Short Term Treasury ETF (TBLL)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$105.44	$105.48	$105.67	$105.77	$105.60
Net investment income(a)	5.39	4.29	0.50	0.09	1.27
Net realized and unrealized gain (loss) on investments	0.21	(0.18)	(0.33)	(0.06)	0.37
Total from investment operations	5.60	4.11	0.17	0.03	1.64
Distributions to shareholders from:
Net investment income	(5.45)	(4.15)	(0.34)	(0.09)	(1.45)
Net realized gains	-	-	(0.02)	(0.04)	(0.02)
Total distributions	(5.45)	(4.15)	(0.36)	(0.13)	(1.47)
Net asset value at end of year	$105.59	$105.44	$105.48	$105.67	$105.77
Market price at end of year(b)	$105.61	$105.51	$105.51	$105.68	$105.78
Net Asset Value Total Return(c)	5.46%	3.98%	0.15%	0.03%	1.56%
Market Price Total Return(c)	5.42%	4.03%	0.18%	0.04%	1.55%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,807,700	$1,410,817	$824,862	$667,805	$938,170
Ratio to average net assets of:
Expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Net investment income	5.11%	4.08%	0.48%	0.09%	1.20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Taxable Municipal Bond ETF (BAB)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$26.12	$27.27	$33.55	$33.40	$32.83
Net investment income(a)	1.01	0.95	0.85	0.85	1.07
Net realized and unrealized gain (loss) on investments	1.18	(1.15)	(6.28)	0.16	0.58
Total from investment operations	2.19	(0.20)	(5.43)	1.01	1.65
Distributions to shareholders from:
Net investment income	(1.02)	(0.95)	(0.86)	(0.86)	(1.10)
Transaction fees(a)	0.00(b)	0.00(b)	0.01	-	0.02
Net asset value at end of year	$27.29	$26.12	$27.27	$33.55	$33.40
Market price at end of year(c)	$27.33	$26.12	$27.24	$33.46	$33.41
Net Asset Value Total Return(d)	8.64%	(0.70)%	(16.38)%	3.08%	5.28%
Market Price Total Return(d)	8.80%	(0.59)%	(16.23)%	2.78%	4.88%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,192,615	$1,516,551	$1,836,666	$2,365,476	$2,005,861
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28%	0.28%	0.28%(e)	0.27%
Expenses, prior to Waivers	0.28%	0.28%	0.28%	0.28%(e)	0.28%
Net investment income	3.85%	3.61%	2.78%	2.58%(e)	3.32%
Portfolio turnover rate(f)	4%	4%	3%	5%	18%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco Variable Rate Preferred ETF (VRP)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$22.60	$22.90	$26.30	$24.96	$25.28
Net investment income(a)	1.30	1.20	1.03	1.07	1.13
Net realized and unrealized gain (loss) on investments	1.71	(0.18)	(3.26)	1.38	(0.31)
Total from investment operations	3.01	1.02	(2.23)	2.45	0.82
Distributions to shareholders from:
Net investment income	(1.47)	(1.32)	(1.17)	(1.11)	(1.14)
Net asset value at end of year	$24.14	$22.60	$22.90	$26.30	$24.96
Market price at end of year(b)	$24.20	$22.59	$22.86	$26.38	$25.01
Net Asset Value Total Return(c)	13.79%	4.68%	(8.63)%	10.00%	3.48%
Market Price Total Return(c)	14.11%	4.83%	(9.06)%	10.11%	3.51%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,740,628	$1,491,283	$1,891,209	$1,930,424	$1,472,807
Ratio to average net assets of:
Expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.58%	5.32%	4.21%	4.14%	4.61%
Portfolio turnover rate(d)	16%	14%	9%	15%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco California AMT-Free Municipal Bond ETF (PWZ)	"California AMT-Free Municipal Bond ETF"
Invesco CEF Income Composite ETF (PCEF)	"CEF Income Composite ETF"
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)	"Equal Weight 0-30 Year Treasury ETF"
Invesco Floating Rate Municipal Income ETF (PVI)	"Floating Rate Municipal Income ETF"
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)	"Fundamental High Yield® Corporate Bond ETF"
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)	"Fundamental Investment Grade Corporate Bond ETF"
Invesco National AMT-Free Municipal Bond ETF (PZA)	"National AMT-Free Municipal Bond ETF"
Invesco New York AMT-Free Municipal Bond ETF (PZT)	"New York AMT-Free Municipal Bond ETF"
Invesco Preferred ETF (PGX)	"Preferred ETF"
Invesco Short Term Treasury ETF (TBLL)	"Short Term Treasury ETF"
Invesco Taxable Municipal Bond ETF (BAB)	"Taxable Municipal Bond ETF"
Invesco Variable Rate Preferred ETF (VRP)	"Variable Rate Preferred ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of Equal Weight 0-30 Year Treasury ETF, which are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of CEF Income Composite ETF, Equal Weight 0-30 Year Treasury ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF and Variable Rate Preferred ETF are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Creation Units of California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Taxable Municipal Bond ETF are issued and redeemed principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. Creation Units of Short Term Treasury ETF are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though it also reserves the right to issue Creation Units in exchange for cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
To provide enhanced daily liquidity, Short Term Treasury ETF determines its NAV twice each day, at 12:00 p.m. ET and at the regularly scheduled close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. ET). The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.
CEF Income Composite ETF is a “fund of funds,” in that it invests in other funds (“Underlying Funds”). Each Underlying Fund’s accounting policies are outlined in that Underlying Fund’s financial statements and are publicly available.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
California AMT-Free Municipal Bond ETF	ICE BofA California Long-Term Core Plus Municipal Securities Index
CEF Income Composite ETF	S-Network Composite Closed-End Fund IndexSM
Equal Weight 0-30 Year Treasury ETF	ICE 1-30 Year Laddered Matuirty US Treasury Index
Floating Rate Municipal Income ETF	ICE US Municipal AMT-Free VRDO Constrained Index
Fundamental High Yield® Corporate Bond ETF	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond ETF	RAFI® Bonds U.S. Investment Grade 1-10 Index
National AMT-Free Municipal Bond ETF	ICE BofA National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond ETF	ICE BofA New York Long-Term Core Plus Municipal Securities Index
Preferred ETF	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Short Term Treasury ETF	ICE U.S. Treasury Short Bond Index
Taxable Municipal Bond ETF	ICE BofA US Taxable Municipal Securities Plus Index
Variable Rate Preferred ETF	ICE Variable Rate Preferred & Hybrid Securities Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting

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the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the

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Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Short Term Treasury ETF and, for each Fund, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers

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that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, CEF Income Composite ETF, Preferred ETF and Variable Rate Preferred ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by those Funds as listed below:
Amount
CEF Income Composite ETF	$204,808
Preferred ETF	520,150
Variable Rate Preferred ETF	133,931

J.	Other Risks
ADR Risk. Certain Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

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Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, certain Funds currently intend to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s investments. As such, each Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, a Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of each Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between each Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact a Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Fund of Funds Risk. Because CEF Income Composite ETF invests primarily in other funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds. In addition, at times, certain of the segments of the market represented by Underlying Funds in which the Fund invests may be out of favor and underperform other segments. The Fund will pay indirectly a proportional share of the expenses of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already will pay to the Adviser.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be

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lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
LIBOR Transition Risk. Certain Funds may have investments in financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. LIBOR was a common benchmark interest rate index historically used to make adjustments to variable-rate debt instruments, to determine interest rates for a variety of financial instruments and borrowing arrangements and as a reference rate in derivative contracts.
The UK Financial Conduct Authority ("FCA"), the regulator that oversees LIBOR, has ceased publishing the majority of LIBOR rates. In April 2023, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts, but any such rates are considered non-representative of the underlying market. Regulators and financial industry working groups have worked to identify alternative reference rates ("ARRs") to replace LIBOR and to assist with the transition to the new ARRs. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) have replaced LIBOR in certain financial contracts. SOFR is a broad measure of the cost of overnight borrowing of cash through repurchase agreements collateralized by U.S. Treasury securities.
While the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty and risks relating to converting certain longer-term securities and transactions to a new ARR. There can be no assurance that the composition or characteristics of any ARRs or financial instruments in which a Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, while some legacy USD LIBOR instruments may provide for an alternative or fallback rate-setting methodology, there may be significant uncertainty regarding the effectiveness of such methodologies to replicate USD LIBOR; other legacy USD LIBOR instruments may not include such fallback rate-setting provisions at all or may not be able to rely on the statutory fallback mechanism, the effectiveness of which is also uncertain. While it is expected that the market participants will amend legacy financial instruments referencing LIBOR to include such fallback provisions to ARRs, there remains uncertainty regarding the willingness and ability of parties to add or amend such fallback provisions in legacy instruments. Moreover, certain aspects of the transition from LIBOR will rely on the actions of third-party market participants, such as clearing houses, trustees, administrative agents, asset servicers and certain service providers; the Adviser cannot guarantee the performance of such market participants and any failure on the part of such market participants to manage their part of the LIBOR transition could impact a Fund. Certain Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. All of the foregoing may adversely affect a Fund’s performance or NAV.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Mortgage-Backed and Asset-Backed Securities Risk. For certain Funds, investments in mortgage- and asset-backed securities are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Municipal Insurance Risk. A portion of the municipal securities that certain Funds hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration

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premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.
Municipal Securities Risk.  Certain Funds invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because California AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Variable Rate Preferred ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Not a Money Market Fund. Short Term Treasury ETF is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s investments to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.
Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities.
Risks of Investing in Closed-End Funds. For CEF Income Composite ETF, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.
Sampling Risk. Certain Funds’ use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Tax Risk. There is no guarantee that the income from certain Funds will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable

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to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.
U.S. Government Obligations Risk. Certain Funds may invest in U.S. Government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. Government to pay its obligation. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Short Term Treasury ETF, the oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
California AMT-Free Municipal Bond ETF	0.28%
CEF Income Composite ETF	0.50%
Equal Weight 0-30 Year Treasury ETF	0.15%
Floating Rate Municipal Income ETF	0.25%
Fundamental High Yield® Corporate Bond ETF	0.50%
Fundamental Investment Grade Corporate Bond ETF	0.22%
National AMT-Free Municipal Bond ETF	0.28%
New York AMT-Free Municipal Bond ETF	0.28%
Preferred ETF	0.50%
Short Term Treasury ETF	0.08%
Taxable Municipal Bond ETF	0.28%
Variable Rate Preferred ETF	0.50%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

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For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
California AMT-Free Municipal Bond ETF	$-
CEF Income Composite ETF	383
Equal Weight 0-30 Year Treasury ETF	2,789
Floating Rate Municipal Income ETF	-
Fundamental High Yield® Corporate Bond ETF	2,765
Fundamental Investment Grade Corporate Bond ETF	99
National AMT-Free Municipal Bond ETF	-
New York AMT-Free Municipal Bond ETF	-
Preferred ETF	10,558
Short Term Treasury ETF	189
Taxable Municipal Bond ETF	9,129
Variable Rate Preferred ETF	12,440
For Short Term Treasury ETF, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
California AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
CEF Income Composite ETF	S-Network Global Indexes, LLC
Equal Weight 0-30 Year Treasury ETF	Nasdaq, Inc.
Floating Rate Municipal Income ETF	ICE Data Indices, LLC
Fundamental High Yield® Corporate Bond ETF	Research Affiliates®
Fundamental Investment Grade Corporate Bond ETF	Research Affiliates®
National AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
New York AMT-Free Municipal Bond ETF	ICE Data Indices, LLC
Preferred ETF	ICE Data Indices, LLC
Short Term Treasury ETF	ICE Data Indices, LLC
Taxable Municipal Bond ETF	ICE Data Indices, LLC
Variable Rate Preferred ETF	ICE Data Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:
CEF Income Composite ETF	$9,120
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024, for each Fund (except for California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF). As of August 31, 2024, all of the securities in California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF and New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$796,928,641	$-	$-	$796,928,641
Money Market Funds	669,620	18,386,205	-	19,055,825
Total Investments	$797,598,261	$18,386,205	$-	$815,984,466
Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$828,823,125	$-	$828,823,125
Money Market Funds	16,348,308	1,876,606	-	18,224,914
Total Investments	$16,348,308	$830,699,731	$-	$847,048,039
Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$557,349,104	$-	$557,349,104
Money Market Funds	1,209,436	186,086,719	-	187,296,155
Total Investments	$1,209,436	$743,435,823	$-	$744,645,259
Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$66,327,720	$-	$66,327,720
Money Market Funds	182,485	4,935,082	-	5,117,567
Total Investments	$182,485	$71,262,802	$-	$71,445,287
Preferred ETF
Investments in Securities
Preferred Stocks	$4,365,377,572	$4,841,873	$-	$4,370,219,445
Money Market Funds	897,929	75,411,669	-	76,309,598
Total Investments	$4,366,275,501	$80,253,542	$-	$4,446,529,043
Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$1,807,599,338	$-	$1,807,599,338
Money Market Funds	6,884	-	-	6,884
Total Investments	$6,884	$1,807,599,338	$-	$1,807,606,222
Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$1,169,949,439	$-	$1,169,949,439
Money Market Funds	10,657,047	-	-	10,657,047
Total Investments	$10,657,047	$1,169,949,439	$-	$1,180,606,486

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	Level 1	Level 2	Level 3	Total
Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$3,163,954	$1,340,438,514	$-	$1,343,602,468
Preferred Stocks	284,125,438	90,144,670	-	374,270,108
Money Market Funds	21,712,174	170,459,066	-	192,171,240
Total Investments	$309,001,566	$1,601,042,250	$-	$1,910,043,816
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024			2023
	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital	Ordinary Income*	Ordinary Income-Tax- Exempt	Return of Capital
California AMT-Free Municipal Bond ETF	$176,877	$25,377,572	$-	$22,284	$16,262,355	$-
CEF Income Composite ETF	42,849,699	-	23,474,004	59,586,125	-	6,893,411
Equal Weight 0-30 Year Treasury ETF	24,669,103	-	-	14,136,883	-	-
Floating Rate Municipal Income ETF	-	1,132,916	-	-	1,548,995	-
Fundamental High Yield® Corporate Bond ETF	34,198,767	-	-	26,774,161	-	-
Fundamental Investment Grade Corporate Bond ETF	1,938,366	-	-	1,254,740	-	-
National AMT-Free Municipal Bond ETF	623,892	83,552,383	-	96,024	62,123,707	-
New York AMT-Free Municipal Bond ETF	23,741	2,960,029	-	4,356	2,609,529	-
Preferred ETF	270,122,596	-	-	300,697,738	-	-
Short Term Treasury ETF	82,099,833	-	-	46,034,156	-	-
Taxable Municipal Bond ETF	53,884,418	-	-	55,177,900	-	-
Variable Rate Preferred ETF	98,166,534	-	-	97,311,997	-	-

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
California AMT-Free Municipal Bond ETF	$-	$195,827	$-	$(2,209,782)	$(2,298,903)	$645,610,225	$641,297,367
CEF Income Composite ETF	-	-	-	18,839,032	(100,315,498)	880,097,606	798,621,140
Equal Weight 0-30 Year Treasury ETF	166,177	-	-	(84,616,124)	(9,821,325)	924,660,146	830,388,874
Floating Rate Municipal Income ETF	-	-	-	-	-	37,241,813	37,241,813
Fundamental High Yield® Corporate Bond ETF	-	-	-	2,122,171	(74,222,078)	639,056,574	566,956,667
Fundamental Investment Grade Corporate Bond ETF	6,273	-	-	(496,302)	(937,540)	68,418,861	66,991,292
National AMT-Free Municipal Bond ETF	-	-	-	(88,049,666)	(17,010,516)	3,011,844,972	2,906,784,790
New York AMT-Free Municipal Bond ETF	-	8,896	-	(5,117,468)	(604,290)	133,848,377	128,135,515
Preferred ETF	-	-	(431,546)	(720,776,245)	(612,420,719)	5,709,829,214	4,376,200,704
Short Term Treasury ETF	73,516	-	-	1,865,600	(706,763)	1,806,467,962	1,807,700,315
Taxable Municipal Bond ETF	-	-	-	(121,485,272)	(17,774,601)	1,331,875,152	1,192,615,279
Variable Rate Preferred ETF	6,668,214	-	(997,597)	(52,931,159)	(92,202,831)	1,880,091,588	1,740,628,215
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
California AMT-Free Municipal Bond ETF	$91,221	$2,207,682	$2,298,903
CEF Income Composite ETF	17,729,269	82,586,229	100,315,498
Equal Weight 0-30 Year Treasury ETF	947,011	8,874,314	9,821,325
Floating Rate Municipal Income ETF	-	-	-
Fundamental High Yield® Corporate Bond ETF	17,711,150	56,510,928	74,222,078
Fundamental Investment Grade Corporate Bond ETF	165,502	772,038	937,540
National AMT-Free Municipal Bond ETF	9,272,663	7,737,853	17,010,516
New York AMT-Free Municipal Bond ETF	106,794	497,496	604,290
Preferred ETF	46,156,653	566,264,066	612,420,719
Short Term Treasury ETF	706,763	-	706,763
Taxable Municipal Bond ETF	3,765,398	14,009,203	17,774,601
Variable Rate Preferred ETF	8,432,725	83,770,106	92,202,831

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
California AMT-Free Municipal Bond ETF	$46,224,749	$29,870,975
CEF Income Composite ETF	171,032,077	172,674,614
Equal Weight 0-30 Year Treasury ETF	-	4,061
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	449,731,763	447,514,592
Fundamental Investment Grade Corporate Bond ETF	12,549,572	11,011,857
National AMT-Free Municipal Bond ETF	164,728,197	110,029,625
New York AMT-Free Municipal Bond ETF	6,992,717	5,939,976
Preferred ETF	315,329,670	310,353,439
Short Term Treasury ETF	-	-
Taxable Municipal Bond ETF	50,225,235	63,978,710
Variable Rate Preferred ETF	276,961,384	256,299,544
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of U.S. Government obligations (other than short-term securities, money market funds and in-kind transactions) were as follows:
	Purchases	Sales
Equal Weight 0-30 Year Treasury ETF	$150,325,204	$134,069,096
Short Term Treasury ETF	-	-
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
California AMT-Free Municipal Bond ETF	$367,080,625	$417,013,410
CEF Income Composite ETF	117,348,625	38,541,565
Equal Weight 0-30 Year Treasury ETF	401,677,466	259,552,900
Floating Rate Municipal Income ETF	-	-
Fundamental High Yield® Corporate Bond ETF	161,843,367	177,220,479
Fundamental Investment Grade Corporate Bond ETF	28,111,000	10,052,110
National AMT-Free Municipal Bond ETF	645,615,543	187,319,446
New York AMT-Free Municipal Bond ETF	34,953,957	-
Preferred ETF	339,644,224	839,032,568

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	In-kind Purchases	In-kind Sales
Short Term Treasury ETF	$-	$-
Taxable Municipal Bond ETF	30,784,527	384,980,944
Variable Rate Preferred ETF	276,327,312	165,813,110
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
California AMT-Free Municipal Bond ETF	$13,947,031	$(16,156,813)	$(2,209,782)	$631,947,581
CEF Income Composite ETF	57,602,311	(38,763,279)	18,839,032	797,145,434
Equal Weight 0-30 Year Treasury ETF	1,340,277	(85,956,401)	(84,616,124)	931,664,163
Floating Rate Municipal Income ETF	-	-	-	33,585,000
Fundamental High Yield® Corporate Bond ETF	10,466,073	(8,343,902)	2,122,171	742,523,088
Fundamental Investment Grade Corporate Bond ETF	571,585	(1,067,887)	(496,302)	71,941,589
National AMT-Free Municipal Bond ETF	38,427,762	(126,477,428)	(88,049,666)	2,960,334,694
New York AMT-Free Municipal Bond ETF	782,151	(5,899,619)	(5,117,468)	131,680,683
Preferred ETF	13,915,204	(734,691,449)	(720,776,245)	5,167,305,288
Short Term Treasury ETF	1,875,426	(9,826)	1,865,600	1,805,740,622
Taxable Municipal Bond ETF	11,628,726	(133,113,998)	(121,485,272)	1,302,091,758
Variable Rate Preferred ETF	18,665,850	(71,597,009)	(52,931,159)	1,962,974,975
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, registered investment company adjustments, taxable overdistributions, partnerships, hybrid securities and return of capital distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
California AMT-Free Municipal Bond ETF	$-	$10,279,575	$(10,279,575)
CEF Income Composite ETF	1,980,744	(1,876,908)	(103,836)
Equal Weight 0-30 Year Treasury ETF	-	8,369,063	(8,369,063)
Floating Rate Municipal Income ETF	102	-	(102)
Fundamental High Yield® Corporate Bond ETF	212,993	(460,596)	247,603
Fundamental Investment Grade Corporate Bond ETF	-	162,734	(162,734)
National AMT-Free Municipal Bond ETF	378,572	10,949,891	(11,328,463)
New York AMT-Free Municipal Bond ETF	-	-	-
Preferred ETF	13,886,073	36,976,725	(50,862,798)
Short Term Treasury ETF	-	(-)	-
Taxable Municipal Bond ETF	60,710	54,762,124	(54,822,834)
Variable Rate Preferred ETF	10,612,352	(10,031,335)	(581,017)
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. For CEF Income Composite ETF, Equal Weight 0-30 Year Treasury ETF, Fundamental High Yield® Corporate Bond ETF, Fundamental Investment Grade Corporate Bond ETF, Preferred ETF and Variable Rate Preferred ETF, such transactions are generally in exchange for Deposit Securities. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. For California AMT-Free Municipal Bond ETF, Floating Rate Municipal Income ETF, National AMT-Free Municipal Bond ETF, New York AMT-Free Municipal Bond ETF and Taxable Municipal Bond ETF, such transactions are principally in exchange for the deposit or delivery of cash, though each Fund reserves the right to issue and redeem Creation Units in exchange for Deposit Securities. For Short Term Treasury ETF, Creation Units are issued principally in exchange for Deposit Securities and redeemed principally in exchange for cash, though it also reserves the right to issue Creation Units in exchange for cash.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Equal Weight 0-30 Year Treasury ETF, Invesco Floating Rate Municipal Income ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco Short Term Treasury ETF, Invesco Taxable Municipal Bond ETF and Invesco Variable Rate Preferred ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco California AMT-Free Municipal Bond ETF, Invesco CEF Income Composite ETF, Invesco Equal Weight 0-30 Year Treasury ETF, Invesco Floating Rate Municipal Income ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco Fundamental Investment Grade Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF, Invesco Preferred ETF, Invesco Short Term Treasury ETF, Invesco Taxable Municipal Bond ETF and Invesco Variable Rate Preferred ETF (twelve of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Interest Income*	Tax-Exempt Income*
Invesco California AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%
Invesco CEF Income Composite ETF	0%	8%	0%	0%	0%	0%	0%
Invesco Equal Weight 0-30 Year Treasury ETF	0%	0%	0%	100%	100%	100%	0%
Invesco Floating Rate Municipal Income ETF	0%	0%	0%	0%	0%	0%	100%
Invesco Fundamental High Yield® Corporate Bond ETF	0%	0%	0%	0%	96%	94%	0%
Invesco Fundamental Investment Grade Corporate Bond ETF	0%	0%	0%	0%	100%	98%	0%
Invesco National AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%
Invesco New York AMT-Free Municipal Bond ETF	0%	0%	0%	0%	100%	100%	99%
Invesco Preferred ETF	0%	62%	58%	0%	26%	26%	0%
Invesco Short Term Treasury ETF	0%	0%	0%	100%	100%	100%	0%
Invesco Taxable Municipal Bond ETF	0%	0%	0%	0%	100%	100%	0%
Invesco Variable Rate Preferred ETF	0%	60%	53%	0%	24%	19%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

161

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

162

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

163

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

164

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

165

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

166

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

167

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

168

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

169

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-FIA-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
RSPE	Invesco ESG S&P 500 Equal Weight ETF
PBUS	Invesco MSCI USA ETF
EQAL	Invesco Russell 1000 Equal Weight ETF
SPVU	Invesco S&P 500® Enhanced Value ETF
XRLV	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
SPHB	Invesco S&P 500® High Beta ETF
DIVG	Invesco S&P 500 High Dividend Growers ETF
SPHD	Invesco S&P 500® High Dividend Low Volatility ETF
SPLV	Invesco S&P 500® Low Volatility ETF
SPMV	Invesco S&P 500 Minimum Variance ETF
SPMO	Invesco S&P 500® Momentum ETF
QVML	Invesco S&P 500 QVM Multi-factor ETF
QVMM	Invesco S&P MidCap 400 QVM Multi-factor ETF
XMLV	Invesco S&P MidCap Low Volatility ETF
QVMS	Invesco S&P SmallCap 600 QVM Multi-factor ETF
GRPZ	Invesco S&P SmallCap 600® GARP ETF
XSHD	Invesco S&P SmallCap High Dividend Low Volatility ETF
XSLV	Invesco S&P SmallCap Low Volatility ETF
XSHQ	Invesco S&P SmallCap Quality ETF

2

Invesco ESG S&P 500 Equal Weight ETF (RSPE)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.62%
Alphabet, Inc., Class A	190	$ 31,042
Alphabet, Inc., Class C	159	26,253
AT&T, Inc.	3,543	70,506
Comcast Corp., Class A	1,647	65,172
Interpublic Group of Cos., Inc. (The)	2,061	67,209
News Corp., Class A	1,729	48,983
News Corp., Class B	522	15,362
Paramount Global, Class B	5,609	58,726
Walt Disney Co. (The)	619	55,945
		439,198
Consumer Discretionary-11.22%
Aptiv PLC(b)(c)	830	59,370
Best Buy Co., Inc.	724	72,690
Carnival Corp.(b)	3,727	61,495
D.R. Horton, Inc.	434	81,922
Deckers Outdoor Corp.(b)	60	57,557
eBay, Inc.	1,176	69,502
Etsy, Inc.(b)	989	54,484
General Motors Co.	1,276	63,519
Hasbro, Inc.	1,069	72,863
Hilton Worldwide Holdings, Inc.	296	65,013
Home Depot, Inc. (The)	181	66,698
Lowe’s Cos., Inc.	277	68,834
Marriott International, Inc., Class A	265	62,193
NIKE, Inc., Class B	665	55,408
Norwegian Cruise Line Holdings Ltd.(b)	3,466	62,007
Ralph Lauren Corp.	335	57,372
Royal Caribbean Cruises Ltd.(b)	396	65,190
Starbucks Corp.	788	74,521
TJX Cos., Inc. (The)	584	68,486
Tractor Supply Co.	223	59,664
Yum! Brands, Inc.	456	61,524
		1,360,312
Consumer Staples-8.16%
Archer-Daniels-Midland Co.	1,034	63,064
Campbell Soup Co.	1,461	72,641
Colgate-Palmolive Co.	671	71,461
Estee Lauder Cos., Inc. (The), Class A	547	50,138
General Mills, Inc.(c)	958	69,254
Hershey Co. (The)	333	64,289
Kellanova	1,061	85,527
Kraft Heinz Co. (The)	1,893	67,069
McCormick & Co., Inc.	905	72,427
Mondelez International, Inc., Class A	943	67,717
PepsiCo, Inc.	382	66,040
Procter & Gamble Co. (The)	378	64,842
Target Corp.	426	65,442
Walgreens Boots Alliance, Inc.(c)	4,016	37,148
Walmart, Inc.	943	72,828
		989,887
Financials-17.11%
Aflac, Inc.(c)	708	78,135
Allstate Corp. (The)	390	73,687
American International Group, Inc.	837	64,491
Assurant, Inc.	371	72,846
	Shares	Value
Financials-(continued)
Bank of America Corp.	1,582	$ 64,466
Bank of New York Mellon Corp. (The)	1,067	72,791
Cboe Global Markets, Inc.	368	75,587
Citigroup, Inc.	1,038	65,020
Fidelity National Information Services, Inc.	810	66,784
Fifth Third Bancorp	1,729	73,811
Globe Life, Inc.	771	80,994
Hartford Financial Services Group, Inc. (The)	629	73,027
Huntington Bancshares, Inc.	5,015	75,075
Intercontinental Exchange, Inc.	460	74,313
M&T Bank Corp.	434	74,696
Mastercard, Inc., Class A	141	68,151
MetLife, Inc.	903	69,964
Moody’s Corp.	152	74,136
Morgan Stanley	654	67,761
MSCI, Inc.	128	74,316
Nasdaq, Inc.	1,050	75,684
Northern Trust Corp.	746	68,043
PayPal Holdings, Inc.(b)	986	71,416
Principal Financial Group, Inc.	796	64,810
Prudential Financial, Inc.	542	65,669
Regions Financial Corp.	3,334	78,082
S&P Global, Inc.	142	72,880
State Street Corp.	864	75,254
Visa, Inc., Class A	231	63,841
		2,075,730
Health Care-12.90%
Abbott Laboratories	599	67,849
AbbVie, Inc.	376	73,813
Agilent Technologies, Inc.	470	67,172
Amgen, Inc.	207	69,103
Baxter International, Inc.	1,871	70,986
Becton, Dickinson and Co.	267	64,723
Biogen, Inc.(b)(c)	270	55,285
Boston Scientific Corp.(b)	805	65,841
Centene Corp.(b)	923	72,760
Cigna Group (The)	186	67,297
CVS Health Corp.	1,043	59,701
Danaher Corp.	237	63,826
DaVita, Inc.(b)(c)	438	66,103
Edwards Lifesciences Corp.(b)	710	49,672
Elevance Health, Inc.	117	65,156
Gilead Sciences, Inc.	969	76,551
Humana, Inc.	177	62,741
Medtronic PLC	758	67,144
Merck & Co., Inc.	480	56,856
Moderna, Inc.(b)(c)	422	32,663
Quest Diagnostics, Inc.	449	70,480
Regeneron Pharmaceuticals, Inc.(b)	61	72,266
UnitedHealth Group, Inc.	126	74,365
Waters Corp.(b)(c)	207	71,694
		1,564,047
Industrials-16.46%
American Airlines Group, Inc.(b)(c)	5,427	57,635
Automatic Data Processing, Inc.	253	69,805
C.H. Robinson Worldwide, Inc.	737	76,287
Carrier Global Corp.(c)	971	70,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Caterpillar, Inc.(c)	190	$ 67,659
CSX Corp.	1,902	65,182
Cummins, Inc.	229	71,643
Dayforce, Inc.(b)(c)	1,195	68,318
Deere & Co.	169	65,190
Dover Corp.	343	63,808
Emerson Electric Co.	575	60,599
Hubbell, Inc.	163	65,187
Illinois Tool Works, Inc.	260	65,827
Ingersoll Rand, Inc.	658	60,174
J.B. Hunt Transport Services, Inc.	389	67,375
Johnson Controls International PLC	879	64,035
Norfolk Southern Corp.	278	71,213
Otis Worldwide Corp.	641	60,696
PACCAR, Inc.	584	56,169
Pentair PLC	781	69,267
Republic Services, Inc.	333	69,334
Rockwell Automation, Inc.	239	65,015
Stanley Black & Decker, Inc.	717	73,392
Trane Technologies PLC	188	67,992
Union Pacific Corp.	276	70,681
United Rentals, Inc.	100	74,126
Verisk Analytics, Inc.	238	64,931
W.W. Grainger, Inc.	69	67,960
Waste Management, Inc.	310	65,732
Xylem, Inc.	443	60,926
		1,996,827
Information Technology-13.61%
Accenture PLC, Class A (Ireland)	218	74,545
Adobe, Inc.(b)	136	78,120
Akamai Technologies, Inc.(b)	707	72,001
Apple, Inc.	294	67,326
Applied Materials, Inc.	262	51,682
Autodesk, Inc.(b)	280	72,352
Cisco Systems, Inc.	1,366	69,038
Cognizant Technology Solutions Corp., Class A	943	73,337
Hewlett Packard Enterprise Co.	2,985	57,819
HP, Inc.	1,717	62,121
Intel Corp.	2,026	44,653
International Business Machines Corp.(c)	369	74,586
Juniper Networks, Inc.	1,754	68,196
Keysight Technologies, Inc.(b)	451	69,508
KLA Corp.	75	61,457
Lam Research Corp.	60	49,261
Micron Technology, Inc.	443	42,634
Microsoft Corp.	142	59,234
NVIDIA Corp.	499	59,566
ON Semiconductor Corp.(b)	818	63,698
Palo Alto Networks, Inc.(b)	195	70,730
QUALCOMM, Inc.	291	51,012
Salesforce, Inc.	266	67,271
ServiceNow, Inc.(b)	87	74,385
TE Connectivity Ltd.	415	63,744
Western Digital Corp.(b)	790	51,816
		1,650,092
Materials-5.70%
Air Products and Chemicals, Inc.(c)	220	61,347
	Shares	Value
Materials-(continued)
Albemarle Corp.(c)	555	$ 50,089
Ball Corp.	930	59,343
Dow, Inc.	1,108	59,367
Ecolab, Inc.	258	65,320
Freeport-McMoRan, Inc.	1,267	56,103
Linde PLC	144	68,868
LyondellBasell Industries N.V., Class A	650	64,155
Mosaic Co. (The)	2,220	63,425
Newmont Corp.	1,525	81,420
PPG Industries, Inc.	478	62,011
		691,448
Real Estate-7.62%
Alexandria Real Estate Equities, Inc.	541	64,687
BXP, Inc.	1,043	78,455
CBRE Group, Inc., Class A(b)	701	80,713
Digital Realty Trust, Inc.	417	63,221
Equinix, Inc.	82	68,418
Federal Realty Investment Trust	620	71,300
Healthpeak Properties, Inc.	3,215	71,630
Host Hotels & Resorts, Inc.(c)	3,404	60,251
Kimco Realty Corp.	3,367	78,316
Prologis, Inc.	554	70,812
Ventas, Inc.	1,259	78,197
Welltower, Inc.(c)	607	73,253
Weyerhaeuser Co.	2,133	65,035
		924,288
Utilities-3.47%
American Water Works Co., Inc.(c)	488	69,843
Consolidated Edison, Inc.	684	69,467
Edison International	850	73,976
Eversource Energy	1,061	71,649
Exelon Corp.	1,793	68,295
Sempra	826	67,881
		421,111
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $10,835,190)		12,112,940
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.96%
Invesco Private Government Fund, 5.28%(d)(e)(f)	257,617	257,617
Invesco Private Prime Fund, 5.46%(d)(e)(f)	707,069	707,352
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $964,926)		964,969
TOTAL INVESTMENTS IN SECURITIES-107.83% (Cost $11,800,116)		13,077,909
OTHER ASSETS LESS LIABILITIES-(7.83)%		(949,580)
NET ASSETS-100.00%		$12,128,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG S&P 500 Equal Weight ETF (RSPE)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$60,719	$13,797	$(66,435)	$12,444	$(20,525)	$-	$1,224
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	197,796	(197,796)	-	-	-	180
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	217,712	4,368,614	(4,328,709)	-	-	257,617	9,566*
Invesco Private Prime Fund	704,912	8,209,369	(8,207,164)	43	192	707,352	25,700*
Total	$983,343	$12,789,576	$(12,800,104)	$12,487	$(20,333)	$964,969	$36,670

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco MSCI USA ETF (PBUS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-8.74%
Alphabet, Inc., Class A	618,822	$ 101,103,138
Alphabet, Inc., Class C	532,581	87,934,449
AT&T, Inc.	755,371	15,031,883
Charter Communications, Inc., Class A(b)(c)	9,921	3,447,944
Comcast Corp., Class A	412,358	16,317,006
Electronic Arts, Inc.	26,707	4,054,657
Fox Corp., Class A	25,137	1,039,918
Fox Corp., Class B	14,736	566,304
Interpublic Group of Cos., Inc. (The)(c)	40,164	1,309,748
Liberty Media Corp.-Liberty Formula One(b)(c)	21,909	1,709,997
Live Nation Entertainment, Inc.(b)	16,953	1,655,800
Match Group, Inc.(b)	28,496	1,060,336
Meta Platforms, Inc., Class A	230,874	120,356,925
Netflix, Inc.(b)	45,388	31,832,874
News Corp., Class A	39,765	1,126,542
Omnicom Group, Inc.(c)	20,613	2,070,164
Paramount Global, Class B	62,651	655,956
Pinterest, Inc., Class A(b)	62,534	2,003,589
Roblox Corp., Class A(b)(c)	49,614	2,182,520
Roku, Inc., Class A(b)(c)	13,200	894,564
Snap, Inc., Class A(b)	109,626	1,023,907
Take-Two Interactive Software, Inc.(b)	17,520	2,833,159
T-Mobile US, Inc.	56,065	11,141,237
Trade Desk, Inc. (The), Class A(b)	46,724	4,884,060
Verizon Communications, Inc.	443,642	18,535,363
Walt Disney Co. (The)	192,054	17,357,841
Warner Bros. Discovery, Inc.(b)	241,861	1,896,190
		454,026,071
Consumer Discretionary-9.81%
Airbnb, Inc., Class A(b)	46,507	5,455,736
Amazon.com, Inc.(b)	986,701	176,126,128
Aptiv PLC(b)(c)	28,688	2,052,053
AutoZone, Inc.(b)	1,789	5,691,668
Bath & Body Works, Inc.	22,356	687,671
Best Buy Co., Inc.	21,592	2,167,837
Booking Holdings, Inc.	3,590	14,034,136
Burlington Stores, Inc.(b)	6,785	1,820,008
CarMax, Inc.(b)	16,302	1,378,334
Carnival Corp.(b)	105,392	1,738,968
Chipotle Mexican Grill, Inc.(b)	144,795	8,120,104
D.R. Horton, Inc.	31,390	5,925,176
Darden Restaurants, Inc.(c)	12,488	1,974,977
Deckers Outdoor Corp.(b)	2,739	2,627,495
Dick’s Sporting Goods, Inc.	6,155	1,458,489
Domino’s Pizza, Inc.	3,640	1,507,724
DoorDash, Inc., Class A(b)	32,174	4,141,116
DraftKings, Inc., Class A(b)	46,405	1,600,973
eBay, Inc.	52,878	3,125,090
Expedia Group, Inc.(b)	13,763	1,914,296
Flutter Entertainment PLC (United Kingdom)(b)	18,717	3,975,678
Ford Motor Co.	413,997	4,632,626
Garmin Ltd.	16,013	2,935,023
General Motors Co.	121,293	6,037,966
Genuine Parts Co.	14,623	2,094,891
	Shares	Value
Consumer Discretionary-(continued)
Hilton Worldwide Holdings, Inc.	26,374	$ 5,792,785
Home Depot, Inc. (The)	104,458	38,492,773
Hyatt Hotels Corp., Class A	4,636	704,301
Las Vegas Sands Corp.	39,148	1,526,381
Lennar Corp., Class A	25,744	4,686,953
LKQ Corp.	28,183	1,172,131
Lowe’s Cos., Inc.	60,050	14,922,425
lululemon athletica, inc.(b)	12,032	3,121,943
Marriott International, Inc., Class A	25,847	6,066,032
McDonald’s Corp.	75,932	21,918,531
MercadoLibre, Inc. (Brazil)(b)	4,793	9,881,536
MGM Resorts International(b)(c)	25,019	940,464
NIKE, Inc., Class B	127,797	10,648,046
NVR, Inc.(b)	328	3,008,567
O’Reilly Automotive, Inc.(b)	6,255	7,067,962
Pool Corp.	4,020	1,413,512
PulteGroup, Inc.	22,250	2,929,212
Rivian Automotive, Inc., Class A(b)(c)	76,447	1,080,196
Ross Stores, Inc.	35,252	5,309,304
Royal Caribbean Cruises Ltd.(b)(c)	25,623	4,218,058
Starbucks Corp.	119,362	11,288,064
Tesla, Inc.(b)	302,380	64,742,582
TJX Cos., Inc. (The)	118,965	13,951,026
Tractor Supply Co.	11,340	3,034,017
Ulta Beauty, Inc.(b)	5,041	1,778,666
Williams-Sonoma, Inc.(c)	13,556	1,820,977
Wynn Resorts Ltd.	10,603	815,159
Yum! Brands, Inc.	29,792	4,019,537
		509,575,303
Consumer Staples-5.86%
Albertson’s Cos., Inc., Class A(c)	39,659	778,110
Altria Group, Inc.	180,447	9,702,635
Archer-Daniels-Midland Co.	52,654	3,211,367
Brown-Forman Corp., Class B(c)	19,089	870,268
Bunge Global S.A.	15,036	1,524,350
Campbell Soup Co.	20,084	998,576
Celsius Holdings, Inc.(b)(c)	15,855	602,966
Church & Dwight Co., Inc.	25,691	2,617,399
Clorox Co. (The)	13,125	2,077,819
Coca-Cola Co. (The)	431,226	31,250,948
Colgate-Palmolive Co.	81,979	8,730,763
Conagra Brands, Inc.	50,115	1,563,588
Constellation Brands, Inc., Class A	17,312	4,167,172
Costco Wholesale Corp.	46,712	41,684,855
Dollar General Corp.(c)	23,001	1,908,393
Dollar Tree, Inc.(b)	21,654	1,829,546
Estee Lauder Cos., Inc. (The), Class A	24,375	2,234,212
General Mills, Inc.	59,225	4,281,375
Hershey Co. (The)	15,692	3,029,498
Hormel Foods Corp.	31,616	1,029,101
J.M. Smucker Co. (The)	11,069	1,269,393
Kellanova	28,770	2,319,150
Kenvue, Inc.	201,210	4,416,559
Keurig Dr Pepper, Inc.	113,567	4,157,688
Kimberly-Clark Corp.	35,490	5,133,983
Kraft Heinz Co. (The)	95,591	3,386,789
Kroger Co. (The)	72,005	3,831,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Shares	Value
Consumer Staples-(continued)
Lamb Weston Holdings, Inc.	15,057	$ 932,329
McCormick & Co., Inc.	26,351	2,108,871
Molson Coors Beverage Co., Class B	19,614	1,058,568
Mondelez International, Inc., Class A	141,378	10,152,354
Monster Beverage Corp.(b)	77,434	3,649,464
PepsiCo, Inc.	144,699	25,015,563
Philip Morris International, Inc.	163,762	20,190,217
Procter & Gamble Co. (The)	248,666	42,656,166
Sysco Corp.	52,209	4,070,736
Target Corp.	48,776	7,492,969
Tyson Foods, Inc., Class A	30,031	1,931,294
Walgreens Boots Alliance, Inc.	76,397	706,672
Walmart, Inc.	465,762	35,970,799
		304,543,891
Energy-3.60%
APA Corp.	38,937	1,109,315
Baker Hughes Co., Class A	105,464	3,709,169
Cheniere Energy, Inc.	24,312	4,504,041
Chesapeake Energy Corp.(c)	11,738	874,364
Chevron Corp.	184,492	27,295,591
Chord Energy Corp.	6,570	975,185
ConocoPhillips	122,653	13,956,685
Coterra Energy, Inc.	78,950	1,920,854
Devon Energy Corp.	66,616	2,983,064
Diamondback Energy, Inc.	18,786	3,665,336
EOG Resources, Inc.	60,911	7,846,555
EQT Corp.	58,579	1,962,982
Exxon Mobil Corp.	472,583	55,736,439
Halliburton Co.	93,669	2,912,169
Hess Corp.	29,032	4,008,158
HF Sinclair Corp.	16,759	823,537
Kinder Morgan, Inc.	209,438	4,517,578
Marathon Oil Corp.	60,495	1,733,182
Marathon Petroleum Corp.	37,116	6,573,986
Occidental Petroleum Corp.	69,853	3,980,224
ONEOK, Inc.	61,630	5,692,147
Ovintiv, Inc.	28,317	1,212,817
Phillips 66	44,907	6,300,901
Schlumberger N.V.	150,582	6,624,102
Targa Resources Corp.	22,164	3,255,892
Texas Pacific Land Corp.	2,138	1,857,687
Valero Energy Corp.	34,536	5,067,467
Williams Cos., Inc. (The)	128,831	5,896,595
		186,996,022
Financials-13.02%
Aflac, Inc.	57,483	6,343,824
Allstate Corp. (The)	27,799	5,252,343
Ally Financial, Inc.(c)	28,598	1,235,148
American Express Co.	60,726	15,706,780
American Financial Group, Inc.(c)	7,449	995,335
American International Group, Inc.	70,768	5,452,674
Ameriprise Financial, Inc.	10,535	4,734,850
Annaly Capital Management, Inc.(c)	51,980	1,047,917
Aon PLC, Class A	20,624	7,088,881
Apollo Global Management, Inc.	42,089	4,870,960
Arch Capital Group Ltd.(b)	39,468	4,463,436
Ares Management Corp., Class A	19,579	2,866,366
Arthur J. Gallagher & Co.	23,014	6,733,206
Assurant, Inc.	5,378	1,055,970
	Shares	Value
Financials-(continued)
Bank of America Corp.	741,478	$ 30,215,228
Bank of New York Mellon Corp. (The)	77,741	5,303,491
Berkshire Hathaway, Inc., Class B(b)	139,527	66,403,690
BlackRock, Inc.	15,651	14,114,228
Blackstone, Inc., Class A	75,361	10,728,392
Block, Inc., Class A(b)	58,891	3,891,517
Brown & Brown, Inc.	25,503	2,681,130
Capital One Financial Corp.	40,111	5,893,509
Carlyle Group, Inc. (The)(c)	24,706	991,452
Cboe Global Markets, Inc.	11,096	2,279,118
Charles Schwab Corp. (The)	159,146	10,360,405
Chubb Ltd.	40,639	11,548,791
Cincinnati Financial Corp.	16,400	2,247,292
Citigroup, Inc.	201,280	12,608,179
Citizens Financial Group, Inc.	48,090	2,070,275
CME Group, Inc., Class A	38,000	8,198,120
Coinbase Global, Inc., Class A(b)(c)	20,002	3,667,567
Corebridge Financial, Inc.	28,848	852,747
Corpay, Inc.(b)	7,181	2,265,965
Discover Financial Services	26,185	3,632,121
Equitable Holdings, Inc.	34,353	1,460,690
Erie Indemnity Co., Class A(c)	2,706	1,375,270
Everest Group Ltd.	4,520	1,772,925
FactSet Research Systems, Inc.	3,993	1,688,400
Fidelity National Financial, Inc.(c)	27,083	1,596,814
Fidelity National Information Services, Inc.	58,603	4,831,817
Fifth Third Bancorp	71,474	3,051,225
First Citizens BancShares, Inc., Class A	1,063	2,158,634
Fiserv, Inc.(b)	62,055	10,834,803
Franklin Resources, Inc.	30,816	623,716
Global Payments, Inc.	27,017	2,999,157
Goldman Sachs Group, Inc. (The)	33,967	17,331,662
Hartford Financial Services Group, Inc. (The)	31,127	3,613,845
Huntington Bancshares, Inc.	151,944	2,274,602
Intercontinental Exchange, Inc.	60,418	9,760,528
Jack Henry & Associates, Inc.	7,633	1,320,738
JPMorgan Chase & Co.	302,526	68,007,845
KeyCorp	97,917	1,670,464
KKR & Co., Inc., Class A	65,551	8,113,247
Loews Corp.	19,899	1,630,524
LPL Financial Holdings, Inc.	7,794	1,748,506
M&T Bank Corp.	17,551	3,020,703
Markel Group, Inc.(b)	1,373	2,197,734
MarketAxess Holdings, Inc.	3,897	944,594
Marsh & McLennan Cos., Inc.	51,991	11,828,472
Mastercard, Inc., Class A	87,570	42,326,084
MetLife, Inc.	64,631	5,007,610
Moody’s Corp.	17,289	8,432,537
Morgan Stanley	128,699	13,334,503
MSCI, Inc.	8,354	4,850,249
Nasdaq, Inc.	45,292	3,264,647
Northern Trust Corp.	21,436	1,955,178
PayPal Holdings, Inc.(b)	105,125	7,614,204
PNC Financial Services Group, Inc. (The)	41,989	7,771,744
Principal Financial Group, Inc.	24,720	2,012,702
Progressive Corp. (The)	61,708	15,562,758
Prudential Financial, Inc.	37,734	4,571,851
Raymond James Financial, Inc.	20,900	2,499,013
Regions Financial Corp.	96,932	2,270,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Robinhood Markets, Inc., Class A(b)(c)	55,145	$ 1,109,517
S&P Global, Inc.	33,719	17,305,940
SEI Investments Co.	11,509	778,354
State Street Corp.	31,794	2,769,257
Synchrony Financial	42,731	2,147,660
T. Rowe Price Group, Inc.	23,438	2,485,366
Toast, Inc., Class A(b)(c)	38,171	948,931
Tradeweb Markets, Inc., Class A	12,121	1,433,187
Travelers Cos., Inc. (The)	24,145	5,506,750
Truist Financial Corp.	141,106	6,273,573
U.S. Bancorp	164,602	7,774,152
Visa, Inc., Class A	165,835	45,831,819
W.R. Berkley Corp.	32,598	1,946,101
Wells Fargo & Co.	367,287	21,475,271
Willis Towers Watson PLC	10,766	3,144,856
		676,061,783
Health Care-12.11%
Abbott Laboratories	183,274	20,759,446
AbbVie, Inc.	186,011	36,515,819
Agilent Technologies, Inc.	30,702	4,387,930
Align Technology, Inc.(b)	7,498	1,778,676
Alnylam Pharmaceuticals, Inc.(b)	13,212	3,470,660
Amgen, Inc.	56,506	18,863,398
Avantor, Inc.(b)(c)	70,950	1,833,348
Baxter International, Inc.	53,596	2,033,432
Becton, Dickinson and Co.	30,487	7,390,354
Biogen, Inc.(b)	15,189	3,110,100
BioMarin Pharmaceutical, Inc.(b)	19,751	1,801,489
Bio-Rad Laboratories, Inc., Class A(b)	2,155	726,925
Bio-Techne Corp.	16,325	1,207,887
Boston Scientific Corp.(b)	155,050	12,681,539
Bristol-Myers Squibb Co.	213,709	10,674,764
Cardinal Health, Inc.	25,533	2,878,080
Catalent, Inc.(b)	18,785	1,145,134
Cencora, Inc.	18,838	4,513,020
Centene Corp.(b)	56,035	4,417,239
Charles River Laboratories International, Inc.(b)	5,317	1,051,437
Cigna Group (The)	29,928	10,828,250
Cooper Cos., Inc. (The)(b)	20,843	2,203,730
CVS Health Corp.	132,226	7,568,616
Danaher Corp.	70,226	18,912,564
DaVita, Inc.(b)(c)	5,701	860,395
DexCom, Inc.(b)	41,888	2,904,514
Edwards Lifesciences Corp.(b)	63,141	4,417,344
Elevance Health, Inc.	24,471	13,627,655
Eli Lilly and Co.	85,104	81,701,542
Exact Sciences Corp.(b)(c)	19,434	1,198,883
GE HealthCare Technologies, Inc.	45,382	3,849,301
Gilead Sciences, Inc.	131,549	10,392,371
HCA Healthcare, Inc.	20,702	8,189,504
Henry Schein, Inc.(b)	13,597	959,268
Hologic, Inc.(b)	24,678	2,004,841
Humana, Inc.	12,726	4,510,985
IDEXX Laboratories, Inc.(b)	8,767	4,219,820
Illumina, Inc.(b)	16,791	2,206,337
Incyte Corp.(b)	17,214	1,130,271
Insulet Corp.(b)	7,262	1,472,516
Intuitive Surgical, Inc.(b)	37,385	18,416,972
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	19,125	$ 4,810,894
Johnson & Johnson	253,579	42,058,613
Labcorp Holdings, Inc.	8,764	2,014,756
McKesson Corp.	13,671	7,670,525
Medtronic PLC	135,093	11,966,538
Merck & Co., Inc.	266,841	31,607,316
Mettler-Toledo International, Inc.(b)	2,304	3,315,640
Moderna, Inc.(b)(c)	34,622	2,679,743
Molina Healthcare, Inc.(b)	6,168	2,157,505
Neurocrine Biosciences, Inc.(b)	10,349	1,314,944
Pfizer, Inc.	596,971	17,318,129
Quest Diagnostics, Inc.	11,593	1,819,753
Regeneron Pharmaceuticals, Inc.(b)	11,414	13,522,052
ResMed, Inc.(c)	15,410	3,775,758
Revvity, Inc.	13,114	1,606,990
Royalty Pharma PLC, Class A	39,604	1,149,704
Solventum Corp.(b)	15,242	977,165
STERIS PLC	10,361	2,498,037
Stryker Corp.	36,124	13,019,812
Teleflex, Inc.	4,883	1,197,165
Thermo Fisher Scientific, Inc.	40,237	24,748,572
United Therapeutics Corp.(b)	4,436	1,612,708
UnitedHealth Group, Inc.	96,966	57,229,333
Universal Health Services, Inc., Class B	6,337	1,508,016
Veeva Systems, Inc., Class A(b)	16,232	3,513,254
Vertex Pharmaceuticals, Inc.(b)	27,156	13,466,389
Viatris, Inc.	124,291	1,501,435
Waters Corp.(b)	6,242	2,161,917
West Pharmaceutical Services, Inc.	7,668	2,404,915
Zimmer Biomet Holdings, Inc.	21,574	2,490,934
Zoetis, Inc.	48,037	8,814,309
		628,749,177
Industrials-8.78%
3M Co.	58,006	7,812,828
A.O. Smith Corp.	12,637	1,057,970
AECOM	14,290	1,431,001
Allegion PLC	9,338	1,296,488
AMETEK, Inc.	24,233	4,145,055
Automatic Data Processing, Inc.	43,149	11,905,241
Axon Enterprise, Inc.(b)	7,580	2,766,473
Boeing Co. (The)(b)	61,604	10,703,079
Booz Allen Hamilton Holding Corp.	13,703	2,175,762
Broadridge Financial Solutions, Inc.	12,297	2,617,539
Builders FirstSource, Inc.(b)	12,674	2,205,276
C.H. Robinson Worldwide, Inc.	12,196	1,262,408
Carlisle Cos., Inc.	4,953	2,099,081
Carrier Global Corp.	85,532	6,225,019
Caterpillar, Inc.	51,522	18,346,984
Cintas Corp.	9,643	7,763,772
CNH Industrial N.V.	91,607	947,216
Copart, Inc.(b)	90,757	4,806,491
CSX Corp.	205,840	7,054,137
Cummins, Inc.	14,386	4,500,660
Dayforce, Inc.(b)(c)	16,645	951,595
Deere & Co.	27,569	10,634,466
Delta Air Lines, Inc.	17,143	728,406
Dover Corp.	14,448	2,687,761
Eaton Corp. PLC	42,110	12,924,822
EMCOR Group, Inc.	4,880	1,918,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Emerson Electric Co.	60,424	$ 6,368,085
Equifax, Inc.	13,137	4,034,767
Expeditors International of Washington, Inc.	15,084	1,861,516
Fastenal Co.	59,932	4,092,157
FedEx Corp.	24,642	7,362,290
Ferguson Enterprises, Inc.	21,317	4,385,120
Fortive Corp.	36,927	2,747,369
Fortune Brands Innovations, Inc.(c)	13,273	1,054,009
GE Vernova, Inc.(b)	28,829	5,794,629
General Dynamics Corp.	24,533	7,344,199
General Electric Co.	115,310	20,135,432
Graco, Inc.	17,769	1,481,046
HEICO Corp.(c)	4,572	1,172,992
HEICO Corp., Class A	7,773	1,555,300
Honeywell International, Inc.	68,497	14,241,211
Howmet Aerospace, Inc.	40,701	3,934,159
Hubbell, Inc.	5,696	2,277,944
Huntington Ingalls Industries, Inc.	4,150	1,173,495
IDEX Corp.	7,923	1,635,941
Illinois Tool Works, Inc.	31,427	7,956,688
Ingersoll Rand, Inc.	42,552	3,891,380
J.B. Hunt Transport Services, Inc.	8,610	1,491,252
Jacobs Solutions, Inc.	13,315	2,008,967
Johnson Controls International PLC	71,383	5,200,251
Knight-Swift Transportation Holdings, Inc.	17,125	897,007
L3Harris Technologies, Inc.	20,056	4,746,653
Leidos Holdings, Inc.	13,523	2,143,531
Lennox International, Inc.	3,374	1,991,301
Lockheed Martin Corp.	22,706	12,899,279
Masco Corp.	23,020	1,831,471
Nordson Corp.	5,751	1,475,477
Norfolk Southern Corp.	23,699	6,070,736
Northrop Grumman Corp.	14,782	7,734,090
Old Dominion Freight Line, Inc.	20,672	3,985,562
Otis Worldwide Corp.	42,613	4,035,025
Owens Corning	9,053	1,527,513
PACCAR, Inc.	55,454	5,333,566
Parker-Hannifin Corp.	13,526	8,118,305
Paychex, Inc.	33,979	4,458,045
Paycom Software, Inc.	5,324	866,641
Pentair PLC	17,289	1,533,361
Quanta Services, Inc.	15,345	4,221,870
Republic Services, Inc.	23,100	4,809,651
Rockwell Automation, Inc.	11,988	3,261,096
Rollins, Inc.	30,238	1,517,343
RTX Corp.	140,159	17,287,211
Snap-on, Inc.	5,632	1,598,024
Southwest Airlines Co.	15,003	433,887
SS&C Technologies Holdings, Inc.	23,139	1,737,507
Stanley Black & Decker, Inc.	16,061	1,644,004
Textron, Inc.	20,111	1,834,123
Toro Co. (The)(c)	10,883	1,007,766
Trane Technologies PLC	23,913	8,648,376
TransDigm Group, Inc.	5,898	8,099,193
TransUnion	20,611	1,995,351
Uber Technologies, Inc.(b)	198,121	14,488,589
U-Haul Holding Co., Series N(c)	10,133	692,591
Union Pacific Corp.	64,267	16,458,136
United Parcel Service, Inc., Class B	76,903	9,885,881
	Shares	Value
Industrials-(continued)
United Rentals, Inc.	7,063	$ 5,235,519
Veralto Corp.	25,894	2,911,262
Verisk Analytics, Inc.	14,983	4,087,662
Vertiv Holdings Co., Class A	37,985	3,153,895
W.W. Grainger, Inc.	4,626	4,556,240
Wabtec Corp.	18,569	3,148,745
Waste Connections, Inc.	27,261	5,084,176
Waste Management, Inc.	42,342	8,978,198
Watsco, Inc.(c)	3,661	1,740,513
Xylem, Inc.	25,321	3,482,397
		455,814,631
Information Technology-30.87%
Accenture PLC, Class A (Ireland)	66,139	22,616,231
Adobe, Inc.(b)	46,720	26,836,435
Advanced Micro Devices, Inc.(b)	170,273	25,295,757
Akamai Technologies, Inc.(b)	16,173	1,647,058
Amphenol Corp., Class A	126,336	8,521,363
Analog Devices, Inc.	52,272	12,275,557
ANSYS, Inc.(b)	9,084	2,919,779
Apple, Inc.	1,534,672	351,439,888
Applied Materials, Inc.	87,236	17,208,173
AppLovin Corp., Class A(b)(c)	21,524	1,998,934
Arista Networks, Inc.(b)	28,093	9,927,504
Aspen Technology, Inc.(b)(c)	3,031	709,678
Atlassian Corp., Class A(b)	16,790	2,780,424
Autodesk, Inc.(b)	22,700	5,865,680
Bentley Systems, Inc., Class B(c)	16,753	862,277
Broadcom, Inc.	465,881	75,854,744
Cadence Design Systems, Inc.(b)	28,681	7,713,181
CDW Corp.	14,063	3,173,175
Cisco Systems, Inc.	425,833	21,521,600
Cloudflare, Inc., Class A(b)(c)	31,728	2,606,138
Cognizant Technology Solutions Corp., Class A	52,210	4,060,372
Corning, Inc.	85,787	3,590,186
CrowdStrike Holdings, Inc., Class A(b)	24,332	6,746,777
Datadog, Inc., Class A(b)	29,382	3,415,951
Dell Technologies, Inc., Class C	29,646	3,425,299
DocuSign, Inc.(b)	21,376	1,265,673
Dynatrace, Inc.(b)	29,844	1,510,703
Enphase Energy, Inc.(b)	14,378	1,740,313
Entegris, Inc.	15,720	1,821,476
EPAM Systems, Inc.(b)	6,107	1,226,041
F5, Inc.(b)	6,220	1,263,593
Fair Isaac Corp.(b)	2,652	4,588,676
First Solar, Inc.(b)	10,649	2,421,263
Fortinet, Inc.(b)	68,653	5,266,372
Gartner, Inc.(b)	8,149	4,008,982
Gen Digital, Inc.	60,514	1,601,201
GoDaddy, Inc., Class A(b)	14,847	2,485,536
Hewlett Packard Enterprise Co.	136,397	2,642,010
HP, Inc.	102,812	3,719,738
HubSpot, Inc.(b)	5,067	2,528,788
Intel Corp.	448,961	9,895,101
International Business Machines Corp.	96,768	19,559,716
Intuit, Inc.	29,459	18,566,829
Jabil, Inc.	12,586	1,375,398
Juniper Networks, Inc.	34,030	1,323,086
Keysight Technologies, Inc.(b)	18,414	2,837,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
KLA Corp.	14,212	$ 11,645,739
Lam Research Corp.	13,797	11,327,475
Manhattan Associates, Inc.(b)	6,497	1,718,002
Marvell Technology, Inc.	90,919	6,931,665
Microchip Technology, Inc.	56,586	4,649,106
Micron Technology, Inc.	116,822	11,242,949
Microsoft Corp.	743,841	310,285,835
MicroStrategy, Inc., Class A(b)(c)	16,531	2,189,035
MongoDB, Inc.(b)	7,746	2,252,459
Monolithic Power Systems, Inc.	5,127	4,792,104
Motorola Solutions, Inc.	17,550	7,757,802
NetApp, Inc.	21,642	2,612,622
NVIDIA Corp.	2,591,604	309,359,770
NXP Semiconductors N.V. (China)	26,847	6,882,497
Okta, Inc.(b)	16,902	1,330,695
ON Semiconductor Corp.(b)	45,455	3,539,581
Oracle Corp.	174,378	24,637,868
Palantir Technologies, Inc., Class A(b)(c)	213,345	6,716,101
Palo Alto Networks, Inc.(b)	34,107	12,371,291
PTC, Inc.(b)(c)	12,477	2,234,506
Pure Storage, Inc., Class A(b)	32,464	1,665,079
Qorvo, Inc.(b)	10,233	1,185,902
QUALCOMM, Inc.	117,430	20,585,479
Roper Technologies, Inc.	11,296	6,262,615
Salesforce, Inc.	102,029	25,803,134
Samsara, Inc., Class A(b)(c)	21,327	875,900
Seagate Technology Holdings PLC	20,815	2,072,133
ServiceNow, Inc.(b)	21,599	18,467,145
Skyworks Solutions, Inc.	16,884	1,850,318
Snowflake, Inc., Class A(b)(c)	31,678	3,618,578
Super Micro Computer, Inc.(b)	5,536	2,423,107
Synopsys, Inc.(b)	16,141	8,386,541
TE Connectivity Ltd.	32,497	4,991,539
Teledyne Technologies, Inc.(b)	5,020	2,172,656
Teradyne, Inc.	16,437	2,247,431
Texas Instruments, Inc.	95,992	20,574,925
Trimble, Inc.(b)	25,631	1,453,021
Twilio, Inc., Class A(b)	17,986	1,128,801
Tyler Technologies, Inc.(b)	4,477	2,631,894
VeriSign, Inc.(b)	9,592	1,763,969
Western Digital Corp.(b)	34,016	2,231,110
Workday, Inc., Class A(b)	22,353	5,883,086
Zebra Technologies Corp., Class A(b)	5,324	1,838,803
Zoom Video Communications, Inc., Class A(b)	26,450	1,827,166
Zscaler, Inc.(b)(c)	9,528	1,905,410
		1,602,983,466
Materials-2.38%
Air Products and Chemicals, Inc.	23,457	6,540,984
Albemarle Corp.	12,267	1,107,097
Amcor PLC	152,025	1,739,166
Avery Dennison Corp.	8,410	1,865,759
Ball Corp.	33,095	2,111,792
Celanese Corp.	11,686	1,526,192
CF Industries Holdings, Inc.	19,645	1,632,303
Corteva, Inc.	73,347	4,202,783
CRH PLC	72,258	6,558,859
Crown Holdings, Inc.	12,626	1,141,517
Dow, Inc.	73,871	3,958,008
	Shares	Value
Materials-(continued)
DuPont de Nemours, Inc.	43,935	$ 3,701,524
Eastman Chemical Co.	12,389	1,268,262
Ecolab, Inc.	27,121	6,866,495
Freeport-McMoRan, Inc.	151,680	6,716,390
International Flavors & Fragrances, Inc.	26,773	2,784,124
International Paper Co.(c)	34,210	1,656,448
Linde PLC	50,615	24,206,624
LyondellBasell Industries N.V., Class A	27,178	2,682,469
Martin Marietta Materials, Inc.	6,512	3,478,450
Mosaic Co. (The)	33,729	963,638
Newmont Corp.	121,003	6,460,350
Nucor Corp.	25,317	3,845,905
Packaging Corp. of America	9,471	1,984,553
PPG Industries, Inc.	24,741	3,209,650
Reliance, Inc.(c)	6,084	1,743,979
RPM International, Inc.(c)	13,533	1,573,211
Sherwin-Williams Co. (The)	25,348	9,362,791
Smurfit WestRock PLC	55,041	2,610,044
Steel Dynamics, Inc.	15,730	1,879,892
Vulcan Materials Co.	13,950	3,420,679
Westlake Corp.	4,032	586,414
		123,386,352
Real Estate-2.41%
Alexandria Real Estate Equities, Inc.	16,470	1,969,318
American Homes 4 Rent, Class A	34,155	1,358,344
American Tower Corp.	49,290	11,043,917
AvalonBay Communities, Inc.	14,898	3,362,926
BXP, Inc.	15,612	1,174,335
Camden Property Trust	11,053	1,383,836
CBRE Group, Inc., Class A(b)	32,469	3,738,481
CoStar Group, Inc.(b)	42,852	3,312,460
Crown Castle, Inc.	45,914	5,143,286
Digital Realty Trust, Inc.	34,180	5,182,030
Equinix, Inc.	10,004	8,346,938
Equity LifeStyle Properties, Inc.(c)	18,359	1,334,883
Equity Residential	35,880	2,686,694
Essex Property Trust, Inc.	6,751	2,037,384
Extra Space Storage, Inc.	22,172	3,924,444
Gaming and Leisure Properties, Inc.	28,081	1,460,774
Healthpeak Properties, Inc.	74,280	1,654,958
Host Hotels & Resorts, Inc.	73,714	1,304,738
Invitation Homes, Inc.	63,707	2,346,966
Iron Mountain, Inc.	30,600	3,465,756
Kimco Realty Corp.	70,717	1,644,877
Mid-America Apartment Communities, Inc.	12,219	1,983,999
Prologis, Inc.	97,631	12,479,194
Public Storage	16,704	5,741,499
Realty Income Corp.	91,738	5,697,847
Regency Centers Corp.	18,404	1,337,787
SBA Communications Corp., Class A	11,274	2,555,365
Simon Property Group, Inc.	34,198	5,723,035
Sun Communities, Inc.	13,107	1,772,591
UDR, Inc.	32,690	1,455,032
Ventas, Inc.	42,540	2,642,159
VICI Properties, Inc.(c)	110,358	3,694,786
W.P. Carey, Inc.(c)	22,917	1,375,478
Welltower, Inc.	62,988	7,601,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	76,366	$ 2,328,399
Zillow Group, Inc., Class C(b)(c)	16,178	894,643
		125,160,551
Utilities-2.34%
AES Corp. (The)	74,622	1,278,275
Alliant Energy Corp.	26,805	1,561,927
Ameren Corp.	27,884	2,300,709
American Electric Power Co., Inc.	55,693	5,584,894
American Water Works Co., Inc.	20,500	2,933,960
Atmos Energy Corp.	15,788	2,064,123
CenterPoint Energy, Inc.	66,263	1,808,980
CMS Energy Corp.	31,463	2,135,079
Consolidated Edison, Inc.	36,202	3,676,675
Constellation Energy Corp.	33,107	6,512,147
Dominion Energy, Inc.	87,848	4,910,703
DTE Energy Co.	21,610	2,701,682
Duke Energy Corp.	81,349	9,269,719
Edison International	40,307	3,507,918
Entergy Corp.	22,386	2,701,766
Essential Utilities, Inc.	27,193	1,060,255
Evergy, Inc.	24,176	1,429,769
Eversource Energy	36,674	2,476,595
Exelon Corp.	105,795	4,029,732
FirstEnergy Corp.	57,266	2,515,123
NextEra Energy, Inc.	216,562	17,435,407
NiSource, Inc.	46,984	1,553,291
NRG Energy, Inc.	22,535	1,915,700
PG&E Corp.	212,903	4,194,189
PPL Corp.	77,385	2,469,355
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	52,292	$ 4,222,579
Sempra	66,405	5,457,163
Southern Co. (The)	115,186	9,952,070
Vistra Corp.	36,562	3,123,492
WEC Energy Group, Inc.(c)	33,138	3,082,828
Xcel Energy, Inc.	58,385	3,574,914
		121,441,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $4,266,992,467)		5,188,738,266
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.32%
Invesco Private Government Fund, 5.28%(d)(e)(f)	19,682,463	19,682,463
Invesco Private Prime Fund, 5.46%(d)(e)(f)	48,886,607	48,906,162
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,586,033)		68,588,625
TOTAL INVESTMENTS IN SECURITIES-101.24% (Cost $4,335,578,500)		5,257,326,891
OTHER ASSETS LESS LIABILITIES-(1.24)%		(64,467,519)
NET ASSETS-100.00%		$5,192,859,372

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$413,411	$73,659	$(445,933)	$201,434	$(242,571)	$-	$5,830
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,972,697	72,991,992	(74,964,689)	-	-	-	56,845
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco MSCI USA ETF (PBUS)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,463,283	$300,773,736	$(302,554,556)	$-	$-	$19,682,463	$1,429,642*
Invesco Private Prime Fund	55,553,547	663,377,785	(670,067,263)	3,314	38,779	48,906,162	3,866,976*
Total	$79,402,938	$1,037,217,172	$(1,048,032,441)	$204,748	$(203,792)	$68,588,625	$5,359,293

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Russell 1000 Equal Weight ETF (EQAL)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.39%
Alphabet, Inc., Class A	2,101	$ 343,261
AT&T, Inc.	168,458	3,352,314
Charter Communications, Inc., Class A(b)(c)	10,739	3,732,232
Comcast Corp., Class A	80,494	3,185,148
Electronic Arts, Inc.	2,238	339,773
Fox Corp., Class A	8,968	371,006
Frontier Communications Parent, Inc.(b)(c)	122,461	3,526,877
IAC, Inc.(b)(c)	7,945	419,337
Interpublic Group of Cos., Inc. (The)	10,510	342,731
Iridium Communications, Inc.(c)	121,423	3,132,713
Liberty Broadband Corp.(b)(d)	22,093	0
Liberty Broadband Corp., Class C(b)	59,952	3,739,806
Liberty Global Ltd., Class C (Belgium)(b)(c)	173,551	3,413,748
Liberty Media Corp.-Liberty Formula One(b)(c)	4,259	332,415
Liberty Media Corp.-Liberty Live, Series C(b)	8,522	344,033
Liberty Media Corp.-Liberty SiriusXM, Series C(b)(c)	13,976	333,048
Live Nation Entertainment, Inc.(b)	3,336	325,827
Madison Square Garden Sports Corp., Class A(b)	1,645	343,887
Match Group, Inc.(b)	12,221	454,743
Meta Platforms, Inc., Class A	741	386,291
Netflix, Inc.(b)	453	317,712
New York Times Co. (The), Class A	6,149	337,765
News Corp., Class A	11,457	324,577
Nexstar Media Group, Inc., Class A(c)	1,982	338,684
Omnicom Group, Inc.(c)	3,432	344,676
Paramount Global, Class B	30,629	320,686
Pinterest, Inc., Class A(b)	8,411	269,488
Playtika Holding Corp.(c)	38,037	287,940
Roblox Corp., Class A(b)	8,591	377,918
Roku, Inc., Class A(b)	56,793	3,848,862
Sirius XM Holdings, Inc.(c)	106,248	349,556
Spotify Technology S.A. (Sweden)(b)	981	336,365
Take-Two Interactive Software, Inc.(b)	1,987	321,318
TKO Group Holdings, Inc.(c)	2,923	345,586
T-Mobile US, Inc.	17,293	3,436,465
Trade Desk, Inc. (The), Class A(b)	3,169	331,256
TripAdvisor, Inc.(b)(c)	17,173	249,180
Trump Media & Technology Group Corp.(b)(c)	13,840	269,880
Verizon Communications, Inc.	75,820	3,167,760
Walt Disney Co. (The)	3,025	273,400
Warner Bros. Discovery, Inc.(b)	43,766	343,125
ZoomInfo Technologies, Inc., Class A(b)(c)	30,671	303,336
		44,914,725
Consumer Discretionary-6.86%
ADT, Inc.(c)	37,921	276,444
Advance Auto Parts, Inc.(c)	4,659	211,099
Airbnb, Inc., Class A(b)	2,084	244,474
Amazon.com, Inc.(b)	1,657	295,775
Amer Sports, Inc. (Finland)(b)(c)	21,742	296,778
Aptiv PLC(b)(c)	4,208	300,998
Aramark	9,151	335,201
AutoNation, Inc.(b)	1,903	338,696
AutoZone, Inc.(b)	104	330,874
Bath & Body Works, Inc.	7,286	224,117
	Shares	Value
Consumer Discretionary-(continued)
Best Buy Co., Inc.	3,333	$ 334,633
Birkenstock Holding PLC (Luxembourg)(b)(c)	5,039	251,446
Booking Holdings, Inc.	78	304,920
BorgWarner, Inc.	9,302	316,919
Boyd Gaming Corp.	5,852	351,237
Bright Horizons Family Solutions, Inc.(b)	3,056	430,040
Brunswick Corp.(c)	3,696	292,169
Burlington Stores, Inc.(b)	1,294	347,103
Caesars Entertainment, Inc.(b)(c)	7,939	298,824
Capri Holdings Ltd.(b)	9,953	355,521
CarMax, Inc.(b)	4,321	365,341
Carnival Corp.(b)	19,183	316,520
Carter’s, Inc.(c)	4,766	314,079
Carvana Co.(b)(c)	2,805	422,489
Cava Group, Inc.(b)	3,338	380,666
Chipotle Mexican Grill, Inc.(b)	4,795	268,904
Choice Hotels International, Inc.(c)	2,771	353,552
Churchill Downs, Inc.	2,237	310,876
Columbia Sportswear Co.(c)	3,759	303,464
Coupang, Inc. (South Korea)(b)	14,657	324,653
Crocs, Inc.(b)(c)	1,951	285,178
D.R. Horton, Inc.	2,185	412,441
Darden Restaurants, Inc.	1,997	315,826
Deckers Outdoor Corp.(b)	309	296,421
Dick’s Sporting Goods, Inc.	1,340	317,526
Dillard’s, Inc., Class A(c)	723	245,075
Domino’s Pizza, Inc.	588	243,555
DoorDash, Inc., Class A(b)	3,357	432,079
DraftKings, Inc., Class A(b)	7,166	247,227
Duolingo, Inc.(b)(c)	1,548	329,058
Dutch Bros, Inc., Class A(b)(c)	8,003	248,093
eBay, Inc.	5,724	338,288
Etsy, Inc.(b)	5,296	291,757
Expedia Group, Inc.(b)	2,454	341,327
Five Below, Inc.(b)(c)	2,740	206,678
Floor & Decor Holdings, Inc., Class A(b)(c)	2,623	294,930
Ford Motor Co.	25,803	288,736
GameStop Corp., Class A(b)	12,038	281,930
Gap, Inc. (The)	12,227	274,252
Garmin Ltd.	1,925	352,833
General Motors Co.	6,448	320,981
Gentex Corp.(c)	9,143	286,450
Genuine Parts Co.	2,180	312,307
Grand Canyon Education, Inc.(b)	2,317	335,988
H&R Block, Inc.	5,816	368,211
Harley-Davidson, Inc.	9,268	346,994
Hasbro, Inc.	5,083	346,457
Hilton Worldwide Holdings, Inc.	1,413	310,351
Home Depot, Inc. (The)	870	320,595
Hyatt Hotels Corp., Class A	2,054	312,044
Kohl’s Corp.(c)	13,837	268,299
Las Vegas Sands Corp.	6,904	269,187
Lear Corp.	2,691	313,905
Leggett & Platt, Inc.	25,957	328,097
Lennar Corp., Class A	2,064	375,772
Light & Wonder, Inc.(b)	3,101	340,552
Lithia Motors, Inc., Class A(c)	1,243	374,242
LKQ Corp.	7,424	308,764

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	1,352	$ 335,972
Lucid Group, Inc.(b)(c)	121,307	487,654
lululemon athletica, inc.(b)	991	257,135
Macy’s, Inc.	16,809	261,716
Marriott International, Inc., Class A	1,272	298,526
Marriott Vacations Worldwide Corp.(c)	3,637	269,138
Mattel, Inc.(b)(c)	18,010	341,830
McDonald’s Corp.	1,216	351,011
MGM Resorts International(b)(c)	7,389	277,753
Mohawk Industries, Inc.(b)	2,444	379,162
Murphy USA, Inc.	642	333,602
Newell Brands, Inc.	47,183	334,527
NIKE, Inc., Class B	3,463	288,537
Nordstrom, Inc.	14,534	324,690
Norwegian Cruise Line Holdings Ltd.(b)(c)	17,936	320,875
NVR, Inc.(b)	41	376,071
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,154	282,472
O’Reilly Automotive, Inc.(b)	283	319,782
PENN Entertainment, Inc.(b)(c)	15,376	286,301
Penske Automotive Group, Inc.	2,042	347,344
Planet Fitness, Inc., Class A(b)(c)	4,221	342,787
Polaris, Inc.	3,981	336,992
Pool Corp.	923	324,545
PulteGroup, Inc.	2,985	392,975
PVH Corp.	2,755	271,891
QuantumScape Corp.(b)(c)	62,625	363,851
Ralph Lauren Corp.	1,671	286,175
RH(b)(c)	1,413	358,478
Rivian Automotive, Inc., Class A(b)(c)	29,828	421,470
Ross Stores, Inc.	2,091	314,926
Royal Caribbean Cruises Ltd.(b)	2,051	337,636
Service Corp. International	4,281	335,074
SharkNinja, Inc.	3,963	379,735
Skechers U.S.A., Inc., Class A(b)	4,218	288,849
Starbucks Corp.	3,862	365,229
Tapestry, Inc.	7,457	305,513
Tempur Sealy International, Inc.(c)	6,380	334,503
Tesla, Inc.(b)	1,699	363,773
Texas Roadhouse, Inc.	1,817	306,619
Thor Industries, Inc.(c)	3,396	364,255
TJX Cos., Inc. (The)	2,794	327,652
Toll Brothers, Inc.	2,665	383,947
TopBuild Corp.(b)	704	276,686
Tractor Supply Co.	1,100	294,305
Travel + Leisure Co.	6,947	307,474
Ulta Beauty, Inc.(b)	812	286,506
Under Armour, Inc., Class A(b)(c)	44,080	338,975
V.F. Corp.	22,154	403,424
Vail Resorts, Inc.(c)	1,715	311,616
Valvoline, Inc.(b)	34,022	1,435,728
Wayfair, Inc., Class A(b)(c)	5,889	250,577
Wendy’s Co. (The)	18,764	317,487
Whirlpool Corp.	3,437	344,697
Williams-Sonoma, Inc.	2,028	272,421
Wingstop, Inc.	757	292,285
Wyndham Hotels & Resorts, Inc.	4,218	331,957
Wynn Resorts Ltd.	3,433	263,929
	Shares	Value
Consumer Discretionary-(continued)
YETI Holdings, Inc.(b)(c)	7,514	$ 302,965
Yum! Brands, Inc.	2,295	309,641
		41,701,864
Consumer Staples-8.79%
Albertson’s Cos., Inc., Class A	48,221	946,096
Altria Group, Inc.	20,976	1,127,879
Archer-Daniels-Midland Co.	15,616	952,420
BellRing Brands, Inc.(b)	16,830	941,302
BJ’s Wholesale Club Holdings, Inc.(b)	3,478	278,101
Boston Beer Co., Inc. (The), Class A(b)	3,315	900,752
Brown-Forman Corp., Class B	22,003	1,003,117
Bunge Global S.A.	9,222	934,926
Campbell Soup Co.	21,292	1,058,638
Casey’s General Stores, Inc.	2,587	937,296
Celsius Holdings, Inc.(b)(c)	15,395	585,472
Church & Dwight Co., Inc.	8,750	891,450
Clorox Co. (The)	7,019	1,111,178
Coca-Cola Co. (The)	15,325	1,110,603
Coca-Cola Consolidated, Inc.	985	1,322,264
Colgate-Palmolive Co.	9,830	1,046,895
Conagra Brands, Inc.	33,432	1,043,078
Constellation Brands, Inc., Class A	3,626	872,814
Costco Wholesale Corp.	355	316,795
Coty, Inc., Class A(b)	31,219	292,834
Darling Ingredients, Inc.(b)(c)	27,530	1,148,827
Dollar General Corp.(c)	2,415	200,373
Dollar Tree, Inc.(b)	2,862	241,810
e.l.f. Beauty, Inc.(b)	1,472	220,491
Estee Lauder Cos., Inc. (The), Class A	2,736	250,782
Flowers Foods, Inc.	42,523	988,235
Freshpet, Inc.(b)	7,421	1,009,256
General Mills, Inc.	14,288	1,032,880
Grocery Outlet Holding Corp.(b)(c)	45,551	862,736
Hershey Co. (The)	5,237	1,011,055
Hormel Foods Corp.	31,265	1,017,676
Ingredion, Inc.	8,344	1,120,683
J.M. Smucker Co. (The)	8,687	996,225
Kellanova	16,730	1,348,605
Kenvue, Inc.	50,579	1,110,209
Keurig Dr Pepper, Inc.	27,852	1,019,662
Kimberly-Clark Corp.	6,803	984,122
Kraft Heinz Co. (The)	29,195	1,034,379
Kroger Co. (The)	18,953	1,008,489
Lamb Weston Holdings, Inc.	11,550	715,176
Maplebear, Inc.(b)	11,190	401,609
McCormick & Co., Inc.	13,900	1,112,417
Molson Coors Beverage Co., Class B	18,820	1,015,715
Mondelez International, Inc., Class A	14,426	1,035,931
Monster Beverage Corp.(b)	19,577	922,664
PepsiCo, Inc.	5,718	988,528
Performance Food Group Co.(b)	14,162	1,057,052
Philip Morris International, Inc.	9,419	1,161,268
Pilgrim’s Pride Corp.(b)(c)	26,365	1,228,082
Post Holdings, Inc.(b)	9,318	1,078,745
Procter & Gamble Co. (The)	5,684	975,033
Reynolds Consumer Products, Inc.(c)	33,432	1,053,108
Seaboard Corp.	321	998,429
Spectrum Brands Holdings, Inc.	10,580	997,906
Sysco Corp.	13,096	1,021,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Consumer Staples-(continued)
Target Corp.	2,150	$ 330,283
Tyson Foods, Inc., Class A	16,981	1,092,048
US Foods Holding Corp.(b)	17,991	1,065,247
Walgreens Boots Alliance, Inc.	60,042	555,388
Walmart, Inc.	4,530	349,852
		53,435,981
Energy-8.01%
Antero Midstream Corp.	82,300	1,223,801
Antero Resources Corp.(b)	36,856	994,743
APA Corp.	42,886	1,221,822
Baker Hughes Co., Class A	36,801	1,294,291
Cheniere Energy, Inc.	7,396	1,370,183
Chesapeake Energy Corp.(c)	14,255	1,061,855
Chevron Corp.	7,639	1,130,190
Chord Energy Corp.	7,173	1,064,688
Civitas Resources, Inc.	17,740	1,087,994
ConocoPhillips	10,749	1,223,129
Coterra Energy, Inc.	44,504	1,082,782
Devon Energy Corp.	26,020	1,165,176
Diamondback Energy, Inc.	6,210	1,211,633
DT Midstream, Inc.	17,469	1,372,889
EOG Resources, Inc.	9,947	1,281,372
EQT Corp.	31,692	1,061,999
Exxon Mobil Corp.	10,859	1,280,710
Halliburton Co.	35,906	1,116,318
Hess Corp.	8,132	1,122,704
HF Sinclair Corp.	22,464	1,103,881
Kinder Morgan, Inc.	61,275	1,321,702
Marathon Oil Corp.	43,001	1,231,979
Marathon Petroleum Corp.	6,969	1,234,349
Matador Resources Co.	20,759	1,177,450
New Fortress Energy, Inc.(c)	55,275	680,988
NOV, Inc.	65,897	1,170,990
Occidental Petroleum Corp.	19,162	1,091,851
ONEOK, Inc.	14,969	1,382,537
Ovintiv, Inc.	25,676	1,099,703
Permian Resources Corp.	77,203	1,099,371
Phillips 66	8,698	1,220,416
Range Resources Corp.	35,133	1,049,774
Schlumberger N.V.	26,321	1,157,861
Southwestern Energy Co.(b)	176,757	1,127,710
Targa Resources Corp.	9,576	1,406,714
TechnipFMC PLC (United Kingdom)	49,086	1,317,468
Texas Pacific Land Corp.	1,563	1,358,075
Valero Energy Corp.	7,851	1,151,977
Viper Energy, Inc.	32,786	1,560,614
Weatherford International PLC	10,299	1,080,777
Williams Cos., Inc. (The)	28,628	1,310,304
		48,704,770
Financials-10.38%
Affiliated Managers Group, Inc.	2,401	417,366
Affirm Holdings, Inc.(b)(c)	9,031	397,454
Aflac, Inc.	4,155	458,546
AGNC Investment Corp.	38,085	388,848
Allstate Corp. (The)	2,293	433,239
Ally Financial, Inc.	9,326	402,790
American Express Co.	1,185	306,500
American Financial Group, Inc.	2,912	389,101
American International Group, Inc.	5,013	386,252
	Shares	Value
Financials-(continued)
Ameriprise Financial, Inc.	841	$ 377,979
Annaly Capital Management, Inc.	18,698	376,952
Aon PLC, Class A	1,260	433,087
Apollo Global Management, Inc.	3,149	364,434
Arch Capital Group Ltd.(b)	3,640	411,648
Ares Management Corp., Class A	2,773	405,967
Arthur J. Gallagher & Co.	1,407	411,646
Assurant, Inc.	2,200	431,970
Assured Guaranty Ltd.	4,750	380,380
AXIS Capital Holdings Ltd.	5,206	415,855
Bank of America Corp.	9,326	380,035
Bank of New York Mellon Corp. (The)	6,340	432,515
Bank OZK	9,557	414,296
Berkshire Hathaway, Inc., Class B(b)	910	433,087
BlackRock, Inc.	476	429,262
Blackstone, Inc., Class A	3,001	427,222
Block, Inc., Class A(b)	4,336	286,523
Blue Owl Capital, Inc.(c)	20,996	370,369
BOK Financial Corp.	4,183	439,006
Brighthouse Financial, Inc.(b)	8,659	397,448
Brown & Brown, Inc.	4,013	421,887
Capital One Financial Corp.	1,970	289,452
Carlyle Group, Inc. (The)(c)	9,093	364,902
Cboe Global Markets, Inc.	2,165	444,691
Charles Schwab Corp. (The)	5,129	333,898
Chubb Ltd.	1,398	397,284
Cincinnati Financial Corp.	3,373	462,202
Citigroup, Inc.	6,151	385,299
Citizens Financial Group, Inc.	10,752	462,874
CME Group, Inc., Class A	1,877	404,944
CNA Financial Corp.(c)	8,359	433,999
Coinbase Global, Inc., Class A(b)(c)	1,587	290,992
Columbia Banking System, Inc.	20,174	507,981
Comerica, Inc.	7,884	450,255
Commerce Bancshares, Inc.	6,974	446,057
Corebridge Financial, Inc.	12,552	371,037
Corpay, Inc.(b)	1,038	327,541
Credit Acceptance Corp.(b)(c)	766	357,362
Cullen/Frost Bankers, Inc.	3,792	425,576
Discover Financial Services	2,916	404,478
East West Bancorp, Inc.	5,244	440,863
Equitable Holdings, Inc.	9,082	386,167
Euronet Worldwide, Inc.(b)(c)	2,537	273,768
Evercore, Inc., Class A	1,850	454,619
Everest Group Ltd.	980	384,395
F.N.B. Corp.	28,706	430,016
FactSet Research Systems, Inc.	912	385,630
Fidelity National Financial, Inc.	7,567	446,150
Fidelity National Information Services, Inc.	3,560	293,522
Fifth Third Bancorp	10,836	462,589
First American Financial Corp.	6,911	440,922
First Citizens BancShares, Inc., Class A	228	463,000
First Hawaiian, Inc.	18,506	450,251
First Horizon Corp.	25,522	423,410
Fiserv, Inc.(b)	1,813	316,550
Franklin Resources, Inc.	16,501	333,980
Global Payments, Inc.	2,883	320,042
Globe Life, Inc.	4,515	474,301
Goldman Sachs Group, Inc. (The)	812	414,323
Hanover Insurance Group, Inc. (The)	3,004	441,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Hartford Financial Services Group, Inc. (The)	3,596	$ 417,496
Houlihan Lokey, Inc.	2,805	439,319
Huntington Bancshares, Inc.	29,785	445,882
Interactive Brokers Group, Inc., Class A	3,101	399,688
Intercontinental Exchange, Inc.	2,840	458,802
Invesco Ltd.(e)	24,941	426,242
Jack Henry & Associates, Inc.	1,642	284,115
Janus Henderson Group PLC	11,026	414,688
Jefferies Financial Group, Inc.	8,125	487,094
JPMorgan Chase & Co.	1,875	421,500
Kemper Corp.	6,324	395,313
KeyCorp	27,334	466,318
Kinsale Capital Group, Inc.	942	462,607
KKR & Co., Inc., Class A	3,386	419,085
Lazard, Inc.(c)	9,890	495,588
Lincoln National Corp.	11,692	375,313
Loews Corp.	4,875	399,458
LPL Financial Holdings, Inc.	1,288	288,950
M&T Bank Corp.	2,522	434,061
Markel Group, Inc.(b)	240	384,163
MarketAxess Holdings, Inc.	1,871	453,512
Marsh & McLennan Cos., Inc.	1,737	395,185
Mastercard, Inc., Class A	612	295,804
MetLife, Inc.	5,257	407,312
MGIC Investment Corp.	17,499	445,000
Moody’s Corp.	880	429,211
Morgan Stanley	3,825	396,308
Morningstar, Inc.	1,290	404,763
MSCI, Inc.	769	446,474
Nasdaq, Inc.	6,346	457,420
Northern Trust Corp.	4,538	413,911
NU Holdings Ltd., Class A (Brazil)(b)	30,864	462,034
Old Republic International Corp.	12,189	437,219
OneMain Holdings, Inc.	7,617	376,356
PayPal Holdings, Inc.(b)	4,552	329,701
Pinnacle Financial Partners, Inc.	4,842	482,118
PNC Financial Services Group, Inc. (The)	2,433	450,324
Popular, Inc.	4,381	449,053
Primerica, Inc.	1,549	407,743
Principal Financial Group, Inc.	4,708	383,325
Progressive Corp. (The)	1,771	446,646
Prosperity Bancshares, Inc.	6,319	464,952
Prudential Financial, Inc.	3,187	386,137
Raymond James Financial, Inc.	3,309	395,657
Regions Financial Corp.	19,716	461,749
Reinsurance Group of America, Inc.	1,793	395,823
RenaissanceRe Holdings Ltd. (Bermuda)	1,646	419,384
Rithm Capital Corp.	33,530	400,348
RLI Corp.	2,619	403,588
Robinhood Markets, Inc., Class A(b)	17,157	345,199
Rocket Cos., Inc., Class A(b)(c)	26,882	528,231
Ryan Specialty Holdings, Inc., Class A	6,737	435,412
S&P Global, Inc.	848	435,228
SEI Investments Co.	5,665	383,124
Shift4 Payments, Inc., Class A(b)(c)	3,853	320,184
SLM Corp.	19,015	419,471
SoFi Technologies, Inc.(b)(c)	58,997	471,386
Starwood Property Trust, Inc.(c)	19,279	401,774
State Street Corp.	5,190	452,049
Stifel Financial Corp.	4,580	403,681
	Shares	Value
Financials-(continued)
Synchrony Financial	6,059	$ 304,525
Synovus Financial Corp.	10,098	465,720
T. Rowe Price Group, Inc.	3,156	334,662
TFS Financial Corp.(c)	30,169	409,695
Toast, Inc., Class A(b)(c)	14,508	360,669
TPG, Inc.	8,956	451,830
Tradeweb Markets, Inc., Class A	3,522	416,441
Travelers Cos., Inc. (The)	1,762	401,859
Truist Financial Corp.	10,150	451,269
U.S. Bancorp	9,490	448,213
Unum Group	7,790	432,267
UWM Holdings Corp.(c)	53,418	502,129
Virtu Financial, Inc., Class A	16,147	495,874
Visa, Inc., Class A	983	271,672
Voya Financial, Inc.	5,115	362,295
W.R. Berkley Corp.	6,946	414,676
Webster Financial Corp.	9,114	432,277
Wells Fargo & Co.	6,327	369,940
Western Alliance Bancorporation	6,251	510,582
Western Union Co. (The)	22,315	272,243
WEX, Inc.(b)(c)	1,603	306,205
White Mountains Insurance Group Ltd.(c)	205	378,069
Willis Towers Watson PLC	1,433	418,594
Wintrust Financial Corp.	3,977	432,698
XP, Inc., Class A (Brazil)	20,736	381,750
Zions Bancorporation N.A.	9,021	447,081
		63,100,257
Health Care-9.70%
10X Genomics, Inc., Class A(b)(c)	24,095	562,618
Abbott Laboratories	4,512	511,074
AbbVie, Inc.	2,797	549,079
Acadia Healthcare Co., Inc.(b)	7,114	582,850
Agilent Technologies, Inc.	3,624	517,942
Align Technology, Inc.(b)	1,982	470,170
Alnylam Pharmaceuticals, Inc.(b)	3,055	802,518
Amedisys, Inc.(b)(c)	5,252	514,749
Amgen, Inc.	1,552	518,104
Apellis Pharmaceuticals, Inc.(b)(c)	12,103	470,807
Avantor, Inc.(b)	22,314	576,594
Azenta, Inc.(b)(c)	8,475	419,682
Baxter International, Inc.	14,143	536,585
Becton, Dickinson and Co.	2,017	488,941
Biogen, Inc.(b)	2,220	454,567
BioMarin Pharmaceutical, Inc.(b)	5,678	517,890
Bio-Rad Laboratories, Inc., Class A(b)	1,685	568,384
Bio-Techne Corp.	6,450	477,236
Boston Scientific Corp.(b)	6,247	510,942
Bristol-Myers Squibb Co.	11,718	585,314
Bristol-Myers Squibb Co., Rts., expiring 01/23/2031(b)(c)	7,730	5,411
Bruker Corp.	7,228	485,649
Cardinal Health, Inc.	4,608	519,414
Catalent, Inc.(b)	8,774	534,863
Cencora, Inc.	4,043	968,582
Centene Corp.(b)	7,126	561,743
Certara, Inc.(b)(c)	35,702	437,350
Charles River Laboratories International, Inc.(b)	2,294	453,639
Chemed Corp.	900	527,553

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
Cigna Group (The)	1,422	$ 514,494
Cooper Cos., Inc. (The)(b)	5,244	554,448
CVS Health Corp.	15,619	894,032
Danaher Corp.	1,934	520,846
DaVita, Inc.(b)	3,460	522,183
DENTSPLY SIRONA, Inc.	18,896	477,880
DexCom, Inc.(b)	4,144	287,345
Doximity, Inc., Class A(b)(c)	17,711	651,411
Edwards Lifesciences Corp.(b)	5,411	378,554
Elanco Animal Health, Inc.(b)	26,422	408,748
Elevance Health, Inc.	898	500,087
Eli Lilly and Co.	543	521,291
Encompass Health Corp.	5,693	529,734
Enovis Corp.(b)(c)	10,793	502,954
Envista Holdings Corp.(b)(c)	27,958	510,513
Exact Sciences Corp.(b)(c)	10,932	674,395
Exelixis, Inc.(b)	22,133	576,122
Fortrea Holdings, Inc.(b)(c)	20,098	463,460
GE HealthCare Technologies, Inc.	6,053	513,415
Gilead Sciences, Inc.	7,020	554,580
Globus Medical, Inc., Class A(b)(c)	7,178	521,841
GRAIL, Inc.(b)(c)	23,670	333,984
HCA Healthcare, Inc.	1,427	564,507
Henry Schein, Inc.(b)	7,227	509,865
Hologic, Inc.(b)	6,660	541,058
Humana, Inc.	1,343	476,053
IDEXX Laboratories, Inc.(b)	969	466,409
Illumina, Inc.(b)	4,563	599,578
Incyte Corp.(b)	7,712	506,370
Inspire Medical Systems, Inc.(b)(c)	2,865	515,184
Insulet Corp.(b)	2,411	488,878
Intra-Cellular Therapies, Inc.(b)	6,368	466,647
Intuitive Surgical, Inc.(b)	1,113	548,297
Ionis Pharmaceuticals, Inc.(b)	11,784	561,861
IQVIA Holdings, Inc.(b)	2,248	565,484
Jazz Pharmaceuticals PLC(b)	4,478	519,358
Johnson & Johnson	3,256	540,040
Labcorp Holdings, Inc.	2,316	532,425
Masimo Corp.(b)(c)	3,690	433,649
McKesson Corp.	1,580	886,506
Medpace Holdings, Inc.(b)	1,203	427,390
Medtronic PLC	5,997	531,214
Merck & Co., Inc.	3,710	439,450
Mettler-Toledo International, Inc.(b)	189	271,986
Moderna, Inc.(b)(c)	3,578	276,937
Molina Healthcare, Inc.(b)	1,563	546,722
Natera, Inc.(b)	4,485	530,396
Neurocrine Biosciences, Inc.(b)	3,587	455,764
Organon & Co.	23,517	525,605
Penumbra, Inc.(b)(c)	2,743	554,964
Perrigo Co. PLC	18,777	546,411
Pfizer, Inc.	17,347	503,236
Premier, Inc., Class A	26,334	536,424
Qiagen N.V.(b)	11,477	524,614
Quest Diagnostics, Inc.	3,479	546,099
QuidelOrtho Corp.(b)	13,803	583,177
R1 RCM, Inc.(b)(c)	38,074	537,224
Regeneron Pharmaceuticals, Inc.(b)	460	544,957
Repligen Corp.(b)(c)	4,007	604,777
ResMed, Inc.	2,257	553,010
	Shares	Value
Health Care-(continued)
Revvity, Inc.	4,472	$ 547,999
Roivant Sciences Ltd.(b)(c)	44,530	544,602
Royalty Pharma PLC, Class A	18,061	524,311
Sarepta Therapeutics, Inc.(b)	3,892	528,456
Solventum Corp.(b)	8,936	572,887
Sotera Health Co.(b)(c)	41,528	641,192
STERIS PLC	2,195	529,214
Stryker Corp.	1,407	507,111
Teleflex, Inc.	2,378	583,014
Tenet Healthcare Corp.(b)	3,556	589,727
Thermo Fisher Scientific, Inc.	861	529,575
Ultragenyx Pharmaceutical, Inc.(b)	12,647	718,097
United Therapeutics Corp.(b)	1,557	566,047
UnitedHealth Group, Inc.	992	585,478
Universal Health Services, Inc., Class B	2,549	606,586
Veeva Systems, Inc., Class A(b)	2,617	566,423
Vertex Pharmaceuticals, Inc.(b)	1,020	505,808
Viatris, Inc.	46,871	566,202
Viking Therapeutics, Inc.(b)(c)	9,534	611,320
Waters Corp.(b)	938	324,876
West Pharmaceutical Services, Inc.	1,462	458,527
Zimmer Biomet Holdings, Inc.	4,525	522,456
Zoetis, Inc.	2,857	524,231
		58,959,232
Industrials-9.73%
3M Co.	2,680	360,969
A.O. Smith Corp.	3,293	275,690
AAON, Inc.	3,391	323,874
Acuity Brands, Inc.	1,111	282,972
Advanced Drainage Systems, Inc.	1,605	251,600
AECOM	3,062	306,629
AGCO Corp.	2,699	245,717
Air Lease Corp., Class A	5,866	271,420
Alaska Air Group, Inc.(b)	7,451	269,056
Allegion PLC	2,350	326,274
Allison Transmission Holdings, Inc.	3,645	338,074
American Airlines Group, Inc.(b)(c)	27,412	291,115
AMETEK, Inc.	1,617	276,588
API Group Corp.(b)	7,104	252,547
Armstrong World Industries, Inc.	2,384	302,196
Automatic Data Processing, Inc.	1,107	305,432
Avis Budget Group, Inc.(c)	2,759	226,210
Axon Enterprise, Inc.(b)	928	338,692
AZEK Co., Inc. (The)(b)	5,774	246,146
Boeing Co. (The)(b)	1,544	268,255
Booz Allen Hamilton Holding Corp.	1,765	280,247
Broadridge Financial Solutions, Inc.	1,863	396,558
Builders FirstSource, Inc.(b)	1,879	326,946
BWX Technologies, Inc.	2,942	303,026
C.H. Robinson Worldwide, Inc.	3,112	322,123
CACI International, Inc., Class A(b)	858	418,807
Carlisle Cos., Inc.	650	275,470
Carrier Global Corp.	4,241	308,660
Caterpillar, Inc.	830	295,563
Cintas Corp.	384	309,166
Clarivate PLC(b)(c)	67,675	464,250
Clean Harbors, Inc.(b)	5,305	1,304,499
CNH Industrial N.V.	26,747	276,564
Comfort Systems USA, Inc.	842	297,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Concentrix Corp.(c)	6,123	$ 460,633
Copart, Inc.(b)	6,058	320,832
Core & Main, Inc., Class A(b)	5,326	255,808
Crane Co.	1,907	302,031
CSX Corp.	8,174	280,123
Cummins, Inc.	978	305,967
Curtiss-Wright Corp.	985	311,122
Dayforce, Inc.(b)(c)	7,422	424,316
Deere & Co.	716	276,190
Delta Air Lines, Inc.	6,212	263,948
Donaldson Co., Inc.	3,788	275,501
Dover Corp.	1,485	276,255
Dun & Bradstreet Holdings, Inc.	40,371	484,452
Eaton Corp. PLC	840	257,821
EMCOR Group, Inc.	708	278,286
Emerson Electric Co.	2,517	265,267
Equifax, Inc.	1,137	349,207
ESAB Corp.	2,839	298,010
Expeditors International of Washington, Inc.	2,158	266,319
Fastenal Co.	21,667	1,479,423
FedEx Corp.	1,079	322,373
Ferguson Enterprises, Inc.	1,402	288,405
Flowserve Corp.	5,660	282,321
Fortive Corp.	3,733	277,735
Fortune Brands Innovations, Inc.	4,025	319,625
FTI Consulting, Inc.(b)(c)	1,313	299,771
Gates Industrial Corp. PLC(b)	16,774	304,616
GE Vernova, Inc.(b)	1,537	308,937
Generac Holdings, Inc.(b)	1,978	309,616
General Dynamics Corp.	907	271,519
General Electric Co.	1,651	288,298
Genpact Ltd.	8,601	337,417
Graco, Inc.	3,429	285,807
GXO Logistics, Inc.(b)(c)	5,715	286,036
Hayward Holdings, Inc.(b)(c)	20,670	306,743
HEICO Corp.(c)	1,204	308,898
Hexcel Corp.(c)	21,798	1,379,595
Honeywell International, Inc.	1,274	264,877
Howmet Aerospace, Inc.	3,422	330,770
Hubbell, Inc.	732	292,741
Huntington Ingalls Industries, Inc.	1,102	311,613
IDEX Corp.	1,338	276,270
Illinois Tool Works, Inc.	1,120	283,562
Ingersoll Rand, Inc.	2,920	267,034
ITT, Inc.	2,096	291,805
J.B. Hunt Transport Services, Inc.	1,755	303,966
Jacobs Solutions, Inc.	2,057	310,360
Johnson Controls International PLC	3,992	290,817
KBR, Inc.	5,777	400,693
Kirby Corp.(b)(c)	2,296	275,336
Knight-Swift Transportation Holdings, Inc.	5,749	301,133
L3Harris Technologies, Inc.	1,217	288,027
Landstar System, Inc.	1,515	276,578
Leidos Holdings, Inc.	2,535	401,823
Lennox International, Inc.	501	295,685
Lincoln Electric Holdings, Inc.	1,459	282,477
Loar Holdings, Inc.(b)(c)	4,664	345,882
Lockheed Martin Corp.	585	332,338
Lyft, Inc., Class A(b)	22,408	261,501
ManpowerGroup, Inc.	3,801	280,970
	Shares	Value
Industrials-(continued)
Masco Corp.	3,989	$ 317,365
MasTec, Inc.(b)	2,493	282,033
MDU Resources Group, Inc.	10,805	277,580
Middleby Corp. (The)(b)(c)	2,164	304,302
MSA Safety, Inc.	1,457	266,092
MSC Industrial Direct Co., Inc., Class A(c)	3,452	283,892
Nordson Corp.	1,176	301,715
Norfolk Southern Corp.	1,215	311,234
Northrop Grumman Corp.	628	328,576
nVent Electric PLC	3,475	236,161
Old Dominion Freight Line, Inc.	1,559	300,575
Oshkosh Corp.	2,736	295,242
Otis Worldwide Corp.	2,816	266,647
Owens Corning	1,550	261,531
PACCAR, Inc.	2,737	263,245
Parker-Hannifin Corp.	578	346,916
Parsons Corp.(b)	4,709	449,521
Paychex, Inc.	2,178	285,754
Paycom Software, Inc.	2,541	413,624
Paycor HCM, Inc.(b)(c)	31,558	446,861
Paylocity Holding Corp.(b)	2,004	323,446
Pentair PLC	3,488	309,351
Quanta Services, Inc.	993	273,204
RB Global, Inc. (Canada)	3,939	339,266
RBC Bearings, Inc.(b)(c)	5,123	1,525,886
Regal Rexnord Corp.	1,938	325,216
Republic Services, Inc.	6,327	1,317,345
Robert Half, Inc.	4,277	268,040
Rockwell Automation, Inc.	1,045	284,271
Rollins, Inc.	6,245	313,374
RTX Corp.	2,592	319,697
Ryder System, Inc.	2,254	327,371
Saia, Inc.(b)(c)	593	222,867
Schneider National, Inc., Class B	12,293	333,263
Science Applications International Corp.	3,193	416,974
Sensata Technologies Holding PLC	7,089	273,281
Simpson Manufacturing Co., Inc.	1,594	291,798
SiteOne Landscape Supply, Inc.(b)(c)	2,344	332,520
Snap-on, Inc.	1,013	287,429
Southwest Airlines Co.	10,978	317,484
Spirit AeroSystems Holdings, Inc., Class A(b)(c)	8,598	302,736
SS&C Technologies Holdings, Inc.	5,954	447,086
Stanley Black & Decker, Inc.	3,241	331,749
Stericycle, Inc.(b)	21,022	1,245,764
Tetra Tech, Inc.	1,299	308,824
Textron, Inc.	3,155	287,736
Timken Co. (The)	17,211	1,454,846
Toro Co. (The)	2,841	263,077
Trane Technologies PLC	808	292,221
TransDigm Group, Inc.	207	284,254
TransUnion	3,710	359,165
Trex Co., Inc.(b)	3,242	206,645
Uber Technologies, Inc.(b)	4,380	320,309
U-Haul Holding Co., Series N(c)	5,179	353,985
Union Pacific Corp.	1,211	310,125
United Airlines Holdings, Inc.(b)	6,303	277,584
United Parcel Service, Inc., Class B	1,989	255,686
United Rentals, Inc.	456	338,015
Valmont Industries, Inc.	1,004	286,903

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Veralto Corp.	2,717	$ 305,472
Verisk Analytics, Inc.	1,015	276,912
Vertiv Holdings Co., Class A	4,091	339,676
Vestis Corp.	23,015	323,821
W.W. Grainger, Inc.	295	290,551
Wabtec Corp.	1,687	286,065
Waste Management, Inc.	5,733	1,215,625
Watsco, Inc.(c)	566	269,088
WESCO International, Inc.	1,661	274,696
WillScot Holdings Corp.(b)	6,948	267,776
Woodward, Inc.	1,477	246,142
XPO, Inc.(b)	2,592	297,095
Xylem, Inc.	1,954	268,734
		59,143,792
Information Technology-12.17%
Accenture PLC, Class A (Ireland)	888	303,652
Adobe, Inc.(b)	717	411,852
Advanced Micro Devices, Inc.(b)	2,291	340,351
Akamai Technologies, Inc.(b)	4,143	421,923
Allegro MicroSystems, Inc. (Japan)(b)(c)	13,278	325,709
Amdocs Ltd.	4,748	412,934
Amkor Technology, Inc.	9,403	309,359
Amphenol Corp., Class A	5,407	364,702
Analog Devices, Inc.	1,614	379,032
ANSYS, Inc.(b)	1,138	365,776
AppFolio, Inc., Class A(b)	1,597	370,488
Apple, Inc.	1,768	404,872
Applied Materials, Inc.	1,543	304,372
AppLovin Corp., Class A(b)	4,799	445,683
Arista Networks, Inc.(b)	8,964	3,167,698
Arrow Electronics, Inc.(b)	2,926	395,244
Aspen Technology, Inc.(b)(c)	2,009	470,387
Astera Labs, Inc.(b)(c)	5,861	252,375
Atlassian Corp., Class A(b)	2,348	388,829
Autodesk, Inc.(b)	1,520	392,768
Avnet, Inc.	7,076	390,454
Bentley Systems, Inc., Class B(c)	7,204	370,790
BILL Holdings, Inc.(b)(c)	5,739	313,120
Broadcom, Inc.	2,148	349,737
Cadence Design Systems, Inc.(b)	1,164	313,035
CCC Intelligent Solutions Holdings, Inc.(b)(c)	34,661	373,646
CDW Corp.	1,591	358,993
Ciena Corp.(b)	64,884	3,740,563
Cirrus Logic, Inc.(b)	2,964	431,825
Cisco Systems, Inc.	65,216	3,296,017
Cloudflare, Inc., Class A(b)	4,720	387,701
Cognex Corp.(c)	5,765	232,791
Cognizant Technology Solutions Corp., Class A	5,431	422,369
Coherent Corp.(b)	5,216	406,587
Confluent, Inc., Class A(b)(c)	13,751	291,796
Corning, Inc.	9,291	388,828
Crane NXT Co.	4,270	250,863
CrowdStrike Holdings, Inc., Class A(b)	968	268,407
Datadog, Inc., Class A(b)	3,217	374,008
Dell Technologies, Inc., Class C	2,492	287,926
DocuSign, Inc.(b)	7,091	419,858
Dolby Laboratories, Inc., Class A	4,677	333,751
DoubleVerify Holdings, Inc.(b)	19,600	386,120
	Shares	Value
Information Technology-(continued)
Dropbox, Inc., Class A(b)	17,660	$ 443,972
DXC Technology Co.(b)	20,111	415,694
Dynatrace, Inc.(b)	8,966	453,859
Elastic N.V.(b)	3,395	258,665
Enphase Energy, Inc.(b)	11,151	1,349,717
Entegris, Inc.	2,779	322,003
EPAM Systems, Inc.(b)	2,036	408,747
F5, Inc.(b)	2,183	443,476
Fair Isaac Corp.(b)	195	337,403
First Solar, Inc.(b)	4,601	1,046,129
Five9, Inc.(b)(c)	9,189	296,345
Fortinet, Inc.(b)	6,386	489,870
Gartner, Inc.(b)	819	402,915
Gen Digital, Inc.	15,578	412,194
GitLab, Inc., Class A(b)	8,629	409,015
GLOBALFOUNDRIES, Inc.(b)(c)	7,343	342,771
Globant S.A.(b)	2,202	445,332
GoDaddy, Inc., Class A(b)	2,686	449,663
Guidewire Software, Inc.(b)	2,732	406,440
HashiCorp, Inc., Class A(b)(c)	11,122	377,481
Hewlett Packard Enterprise Co.	17,233	333,803
HP, Inc.	10,215	369,579
HubSpot, Inc.(b)	666	332,381
Informatica, Inc., Class A(b)(c)	12,293	306,219
Intel Corp.	12,088	266,420
International Business Machines Corp.	2,130	430,537
Intuit, Inc.	602	379,417
IPG Photonics Corp.(b)	4,537	310,195
Jabil, Inc.	3,314	362,154
Juniper Networks, Inc.	86,110	3,347,957
Keysight Technologies, Inc.(b)	2,010	309,781
KLA Corp.	445	364,646
Kyndryl Holdings, Inc.(b)	14,474	342,889
Lam Research Corp.	347	284,890
Lattice Semiconductor Corp.(b)(c)	6,196	293,443
Littelfuse, Inc.	1,038	282,544
Lumentum Holdings, Inc.(b)(c)	63,557	3,661,519
MACOM Technology Solutions Holdings, Inc.(b)	3,525	385,036
Manhattan Associates, Inc.(b)	1,589	420,179
Marvell Technology, Inc.	5,054	385,317
Microchip Technology, Inc.	4,159	341,703
Micron Technology, Inc.	2,568	247,144
Microsoft Corp.	828	345,392
MicroStrategy, Inc., Class A(b)(c)	2,560	338,995
MKS Instruments, Inc.	2,063	245,971
MongoDB, Inc.(b)	1,681	488,818
Monolithic Power Systems, Inc.	448	418,737
Motorola Solutions, Inc.	7,936	3,508,029
nCino, Inc.(b)(c)	11,828	354,367
NetApp, Inc.	2,902	350,329
Nutanix, Inc., Class A(b)	7,064	446,374
NVIDIA Corp.	2,828	337,578
Okta, Inc.(b)	4,281	337,043
ON Semiconductor Corp.(b)	5,472	426,105
Onto Innovation, Inc.(b)	1,671	356,291
Oracle Corp.	2,591	366,082
Palantir Technologies, Inc., Class A(b)	14,486	456,019
Palo Alto Networks, Inc.(b)	1,192	432,362
Pegasystems, Inc.(c)	6,427	455,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
Procore Technologies, Inc.(b)(c)	5,827	$ 345,366
PTC, Inc.(b)	2,121	379,850
Pure Storage, Inc., Class A(b)	5,612	287,839
Qorvo, Inc.(b)	3,317	384,407
QUALCOMM, Inc.	1,720	301,516
RingCentral, Inc., Class A(b)(c)	13,375	445,789
Roper Technologies, Inc.	664	368,128
Salesforce, Inc.	1,531	387,190
SentinelOne, Inc., Class A(b)(c)	20,614	485,666
ServiceNow, Inc.(b)	504	430,920
Skyworks Solutions, Inc.	3,498	383,346
Smartsheet, Inc., Class A(b)	8,974	437,931
Snowflake, Inc., Class A(b)	2,922	333,780
Super Micro Computer, Inc.(b)	402	175,955
Synopsys, Inc.(b)	608	315,905
TD SYNNEX Corp.	2,821	342,526
Teledyne Technologies, Inc.(b)	707	305,990
Teradata Corp.(b)	10,972	309,849
Teradyne, Inc.	2,502	342,098
Texas Instruments, Inc.	1,919	411,318
Trimble, Inc.(b)	4,881	276,704
Twilio, Inc., Class A(b)	6,925	434,613
Tyler Technologies, Inc.(b)	770	452,660
Ubiquiti, Inc.	21,746	4,208,286
UiPath, Inc., Class A(b)(c)	32,557	419,334
Unity Software, Inc.(b)(c)	23,835	390,179
Universal Display Corp.	1,785	345,790
VeriSign, Inc.(b)	2,049	376,811
Vontier Corp.	6,945	243,283
Western Digital Corp.(b)	4,849	318,046
Wolfspeed, Inc.(b)(c)	15,578	151,886
Workday, Inc., Class A(b)	1,727	454,529
Zebra Technologies Corp., Class A(b)	917	316,713
Zoom Video Communications, Inc., Class A(b)	6,351	438,727
Zscaler, Inc.(b)(c)	2,073	414,559
		73,968,162
Materials-8.69%
Air Products and Chemicals, Inc.	5,163	1,439,703
Albemarle Corp.	14,828	1,338,227
Alcoa Corp.	35,677	1,145,232
Amcor PLC	27,556	315,241
AptarGroup, Inc.	1,865	285,699
Ardagh Group S.A., Class A(b)(d)	13,287	56,038
Ashland, Inc.	14,412	1,289,874
ATI, Inc.(b)(c)	4,997	319,208
Avery Dennison Corp.	6,238	1,383,900
Axalta Coating Systems Ltd.(b)	7,921	289,117
Ball Corp.	4,504	287,400
Berry Global Group, Inc.	4,472	307,942
Celanese Corp.	10,190	1,330,814
CF Industries Holdings, Inc.	19,044	1,582,366
Chemours Co. (The)	60,436	1,174,876
Cleveland-Cliffs, Inc.(b)	94,799	1,238,075
Corteva, Inc.	18,193	1,042,459
CRH PLC	3,584	325,320
Crown Holdings, Inc.	3,524	318,605
Dow, Inc.	5,021	269,025
DuPont de Nemours, Inc.	3,407	287,040
Eagle Materials, Inc.	1,258	324,249
	Shares	Value
Materials-(continued)
Eastman Chemical Co.	14,393	$ 1,473,411
Ecolab, Inc.	5,763	1,459,076
Element Solutions, Inc.	51,549	1,378,420
FMC Corp.	25,911	1,673,332
Freeport-McMoRan, Inc.	28,176	1,247,633
Graphic Packaging Holding Co.(c)	9,944	297,624
Huntsman Corp.	60,666	1,337,685
International Flavors & Fragrances, Inc.	14,610	1,519,294
International Paper Co.	30,191	1,461,848
Linde PLC	3,175	1,518,444
Louisiana-Pacific Corp.	3,144	305,125
LyondellBasell Industries N.V., Class A	14,849	1,465,596
Martin Marietta Materials, Inc.	504	269,217
Mosaic Co. (The)	50,694	1,448,328
MP Materials Corp.(b)(c)	103,168	1,330,867
NewMarket Corp.	2,721	1,561,228
Newmont Corp.	32,909	1,757,012
Nucor Corp.	8,991	1,365,823
Olin Corp.	28,252	1,233,765
Packaging Corp. of America	1,467	307,395
PPG Industries, Inc.	2,120	275,028
Reliance, Inc.	5,000	1,433,250
Royal Gold, Inc.(c)	11,307	1,584,902
RPM International, Inc.(c)	2,454	285,278
Scotts Miracle-Gro Co. (The)(c)	21,889	1,553,681
Sealed Air Corp.	7,572	264,641
Sherwin-Williams Co. (The)	902	333,172
Silgan Holdings, Inc.	6,155	321,722
Sonoco Products Co.	4,825	272,950
Southern Copper Corp. (Mexico)(c)	12,792	1,301,202
Steel Dynamics, Inc.	11,182	1,336,361
United States Steel Corp.(c)	38,088	1,443,916
Vulcan Materials Co.	1,106	271,202
Westlake Corp.	9,322	1,355,792
		52,794,630
Real Estate-9.69%
Agree Realty Corp.	14,011	1,022,943
Alexandria Real Estate Equities, Inc.	7,433	888,764
American Homes 4 Rent, Class A	23,801	946,566
American Tower Corp.	4,415	989,225
Americold Realty Trust, Inc.	33,806	980,374
AvalonBay Communities, Inc.	4,249	959,127
Brixmor Property Group, Inc.	38,131	1,044,408
BXP, Inc.	13,968	1,050,673
Camden Property Trust	7,844	982,069
CBRE Group, Inc., Class A(b)	9,508	1,094,751
CoStar Group, Inc.(b)	11,737	907,270
Cousins Properties, Inc.	37,027	1,055,640
Crown Castle, Inc.	8,898	996,754
CubeSmart	18,991	984,304
Digital Realty Trust, Inc.	5,801	879,490
EastGroup Properties, Inc.	5,168	963,315
EPR Properties	20,917	992,930
Equinix, Inc.	1,124	937,821
Equity LifeStyle Properties, Inc.	13,570	986,675
Equity Residential	12,638	946,333
Essex Property Trust, Inc.	3,062	924,081
Extra Space Storage, Inc.	5,426	960,402
Federal Realty Investment Trust	8,489	976,235

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
First Industrial Realty Trust, Inc.	18,222	$ 1,033,734
Gaming and Leisure Properties, Inc.	19,519	1,015,378
Healthcare Realty Trust, Inc.	53,365	949,897
Healthpeak Properties, Inc.	44,251	985,912
Highwoods Properties, Inc.	32,983	1,062,712
Host Hotels & Resorts, Inc.	47,487	840,520
Howard Hughes Holdings, Inc.(b)(c)	13,191	992,227
Invitation Homes, Inc.	24,098	887,770
Iron Mountain, Inc.	9,654	1,093,412
Jones Lang LaSalle, Inc.(b)	4,087	1,043,125
Kilroy Realty Corp.	27,089	982,518
Kimco Realty Corp.	45,400	1,056,004
Lamar Advertising Co., Class A	7,456	937,816
Medical Properties Trust, Inc.(c)	178,294	802,323
Mid-America Apartment Communities, Inc.	6,117	993,217
National Storage Affiliates Trust	20,395	953,262
NNN REIT, Inc.	20,375	957,421
Omega Healthcare Investors, Inc.	26,229	1,037,095
Park Hotels & Resorts, Inc.(c)	58,023	886,591
Prologis, Inc.	7,859	1,004,537
Public Storage	2,936	1,009,162
Rayonier, Inc.(c)	28,752	885,849
Realty Income Corp.	16,505	1,025,126
Regency Centers Corp.	13,908	1,010,972
Rexford Industrial Realty, Inc.	19,359	985,760
SBA Communications Corp., Class A	4,494	1,018,610
Seaport Entertainment Group, Inc.(b)(c)	1,465	45,093
Simon Property Group, Inc.	5,864	981,340
STAG Industrial, Inc.	24,258	984,390
Sun Communities, Inc.	7,417	1,003,075
UDR, Inc.	21,136	940,763
Ventas, Inc.	17,126	1,063,696
VICI Properties, Inc.	30,541	1,022,513
Vornado Realty Trust(c)	33,346	1,146,102
W.P. Carey, Inc.(c)	15,415	925,208
Welltower, Inc.	8,326	1,004,782
Weyerhaeuser Co.	29,943	912,962
Zillow Group, Inc., Class C(b)(c)	17,566	971,400
		58,922,424
Utilities-8.49%
AES Corp. (The)	63,449	1,086,881
Alliant Energy Corp.	23,720	1,382,164
Ameren Corp.	17,017	1,404,073
American Electric Power Co., Inc.	13,820	1,385,870
American Water Works Co., Inc.	9,285	1,328,869
Atmos Energy Corp.	10,352	1,353,420
Avangrid, Inc.	33,916	1,210,462
Brookfield Renewable Corp., Class A	40,856	1,163,987
CenterPoint Energy, Inc.	38,256	1,044,389
Clearway Energy, Inc., Class C	46,561	1,348,407
CMS Energy Corp.	20,338	1,380,137
	Shares	Value
Utilities-(continued)
Consolidated Edison, Inc.	13,359	$ 1,356,740
Constellation Energy Corp.	5,380	1,058,246
Dominion Energy, Inc.	24,104	1,347,414
DTE Energy Co.	10,916	1,364,718
Duke Energy Corp.	12,121	1,381,188
Edison International	16,901	1,470,894
Entergy Corp.	11,407	1,376,711
Essential Utilities, Inc.	32,783	1,278,209
Evergy, Inc.	22,720	1,343,661
Eversource Energy	20,944	1,414,348
Exelon Corp.	34,722	1,322,561
FirstEnergy Corp.	31,701	1,392,308
IDACORP, Inc.	13,103	1,335,327
National Fuel Gas Co.	22,221	1,327,927
NextEra Energy, Inc.	16,744	1,348,059
NiSource, Inc.	42,681	1,411,034
NRG Energy, Inc.	14,825	1,260,273
OGE Energy Corp.	34,264	1,355,484
PG&E Corp.	68,077	1,341,117
Pinnacle West Capital Corp.(c)	16,040	1,403,821
PPL Corp.	43,121	1,375,991
Public Service Enterprise Group, Inc.	16,466	1,329,629
Sempra	16,075	1,321,043
Southern Co. (The)	15,334	1,324,858
UGI Corp.	53,103	1,322,796
Vistra Corp.	13,567	1,159,029
WEC Energy Group, Inc.	15,327	1,425,872
Xcel Energy, Inc.	22,598	1,383,675
		51,621,592
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $539,777,795)		607,267,429
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.26%
Invesco Private Government Fund, 5.28%(e)(f)(g)	18,859,177	18,859,177
Invesco Private Prime Fund, 5.46%(e)(f)(g)	49,538,456	49,558,271
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,412,293)		68,417,448
TOTAL INVESTMENTS IN SECURITIES-111.16% (Cost $608,190,088)		675,684,877
OTHER ASSETS LESS LIABILITIES-(11.16)%		(67,815,640)
NET ASSETS-100.00%		$607,869,237

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco Russell 1000 Equal Weight ETF (EQAL)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$406,995	$85,962	$(94,370)	$29,556	$(1,901)	$426,242	$20,636
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	14,244,984	(14,244,984)	-	-	-	10,019
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	23,600,718	153,031,367	(157,772,908)	-	-	18,859,177	1,233,281*
Invesco Private Prime Fund	60,687,562	311,573,537	(322,732,152)	3,862	25,462	49,558,271	3,325,350*
Total	$84,695,275	$478,935,850	$(494,844,414)	$33,418	$23,561	$68,843,690	$4,589,286

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P 500® Enhanced Value ETF (SPVU)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-11.33%
AT&T, Inc.	194,700	$ 3,874,530
Charter Communications, Inc., Class A(b)(c)	2,287	794,824
Comcast Corp., Class A	86,153	3,409,074
Fox Corp., Class A	5,548	229,521
Paramount Global, Class B	14,216	148,841
Verizon Communications, Inc.	77,046	3,218,982
Warner Bros. Discovery, Inc.(b)	46,938	367,994
		12,043,766
Consumer Discretionary-8.21%
Aptiv PLC(b)	7,542	539,479
Best Buy Co., Inc.	4,220	423,688
BorgWarner, Inc.	6,448	219,684
Caesars Entertainment, Inc.(b)(c)	5,285	198,928
CarMax, Inc.(b)(c)	4,035	341,159
D.R. Horton, Inc.	6,328	1,194,473
Ford Motor Co.	142,180	1,590,994
General Motors Co.	45,888	2,284,305
Lennar Corp., Class A	5,397	982,578
LKQ Corp.	5,814	241,804
Mohawk Industries, Inc.(b)	901	139,781
PulteGroup, Inc.	4,323	569,123
		8,725,996
Consumer Staples-4.36%
Archer-Daniels-Midland Co.	19,630	1,197,234
Bunge Global S.A.	5,590	566,714
Conagra Brands, Inc.	9,734	303,701
Kraft Heinz Co. (The)	19,620	695,137
Kroger Co. (The)	17,920	953,523
Molson Coors Beverage Co., Class B	5,618	303,203
Tyson Foods, Inc., Class A	6,873	442,003
Walgreens Boots Alliance, Inc.	17,982	166,333
		4,627,848
Energy-16.29%
APA Corp.	8,102	230,826
Chevron Corp.	30,980	4,583,491
Devon Energy Corp.	12,350	553,033
Diamondback Energy, Inc.	2,955	576,550
Exxon Mobil Corp.	44,955	5,301,993
Marathon Oil Corp.	11,480	328,902
Marathon Petroleum Corp.	11,347	2,009,781
Phillips 66	13,446	1,886,608
Valero Energy Corp.	12,503	1,834,565
		17,305,749
Financials-37.46%
American International Group, Inc.	17,976	1,385,051
Arch Capital Group Ltd.(b)	8,036	908,791
Assurant, Inc.	1,187	233,067
Bank of America Corp.	126,293	5,146,440
Bank of New York Mellon Corp. (The)	14,713	1,003,721
Berkshire Hathaway, Inc., Class B(b)	12,198	5,805,272
Capital One Financial Corp.	9,687	1,423,311
Cincinnati Financial Corp.	4,095	561,138
Citigroup, Inc.	42,725	2,676,294
Citizens Financial Group, Inc.	10,900	469,245
	Shares	Value
Financials-(continued)
Everest Group Ltd.	1,315	$ 515,796
Fifth Third Bancorp	13,055	557,318
Franklin Resources, Inc.	7,602	153,864
Globe Life, Inc.	2,218	233,001
Hartford Financial Services Group, Inc. (The)	6,011	697,877
Huntington Bancshares, Inc.	33,235	497,528
JPMorgan Chase & Co.	26,034	5,852,443
KeyCorp	18,590	317,145
Loews Corp.	4,983	408,307
M&T Bank Corp.	4,327	744,720
PNC Financial Services Group, Inc. (The)	7,561	1,399,466
Principal Financial Group, Inc.	4,160	338,707
Prudential Financial, Inc.	7,913	958,739
Regions Financial Corp.	21,936	513,741
State Street Corp.	7,071	615,884
Synchrony Financial	10,641	534,817
U.S. Bancorp	31,247	1,475,796
Wells Fargo & Co.	74,845	4,376,187
		39,803,666
Health Care-10.75%
Baxter International, Inc.	12,480	473,491
Cencora, Inc.	3,314	793,935
Centene Corp.(b)	18,520	1,459,932
Cigna Group (The)	6,188	2,238,880
CVS Health Corp.	49,437	2,829,774
Humana, Inc.	2,958	1,048,522
McKesson Corp.	2,499	1,402,139
Molina Healthcare, Inc.(b)	1,195	417,999
Solventum Corp.(b)	3,262	209,127
Universal Health Services, Inc., Class B	1,162	276,521
Viatris, Inc.	22,493	271,716
		11,422,036
Industrials-4.29%
American Airlines Group, Inc.(b)(c)	14,166	150,443
Delta Air Lines, Inc.	18,227	774,465
Emerson Electric Co.	10,865	1,145,062
FedEx Corp.	4,755	1,420,651
Huntington Ingalls Industries, Inc.	778	219,995
Southwest Airlines Co.	11,191	323,644
United Airlines Holdings, Inc.(b)	11,991	528,084
		4,562,344
Information Technology-1.38%
Hewlett Packard Enterprise Co.	30,228	585,516
HP, Inc.	15,032	543,858
Jabil, Inc.	3,058	334,178
		1,463,552
Materials-3.27%
Ball Corp.	6,791	433,334
Celanese Corp.	2,218	289,671
Eastman Chemical Co.	2,025	207,299
FMC Corp.	3,077	198,713
LyondellBasell Industries N.V., Class A	5,004	493,895
Mosaic Co. (The)	10,116	289,014
Nucor Corp.	5,769	876,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P 500® Enhanced Value ETF (SPVU)—(continued)
August 31, 2024
	Shares	Value
Materials-(continued)
Smurfit WestRock PLC	5,379	$ 255,072
Steel Dynamics, Inc.	3,622	432,865
		3,476,232
Real Estate-0.67%
VICI Properties, Inc.(c)	21,165	708,604
Utilities-1.80%
Consolidated Edison, Inc.	5,771	586,103
Entergy Corp.	4,293	518,122
Evergy, Inc.	4,154	245,668
NRG Energy, Inc.	4,535	385,520
Pinnacle West Capital Corp.(c)	2,010	175,915
		1,911,328
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $97,660,038)		106,051,121
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.86%
Invesco Private Government Fund, 5.28%(d)(e)(f)	547,149	$ 547,149
Invesco Private Prime Fund, 5.46%(d)(e)(f)	1,429,384	1,429,956
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,977,024)		1,977,105
TOTAL INVESTMENTS IN SECURITIES-101.67% (Cost $99,637,062)		108,028,226
OTHER ASSETS LESS LIABILITIES-(1.67)%		(1,770,472)
NET ASSETS-100.00%		$106,257,754

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$189,002	$54,203	$(229,904)	$91,785	$(105,086)	$-	$7,248
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	2,876,412	(2,876,412)	-	-	-	2,854
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	97,092	46,539,903	(46,089,846)	-	-	547,149	95,697*
Invesco Private Prime Fund	249,665	109,146,895	(107,960,209)	81	(6,476)	1,429,956	253,431*
Total	$535,759	$158,617,413	$(157,156,371)	$91,866	$(111,562)	$1,977,105	$359,230

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.14%
Electronic Arts, Inc.	2,530	$ 384,105
Omnicom Group, Inc.(b)	3,845	386,153
T-Mobile US, Inc.	2,581	512,896
		1,283,154
Consumer Discretionary-5.09%
Darden Restaurants, Inc.(b)	2,448	387,151
Hilton Worldwide Holdings, Inc.	1,710	375,584
McDonald’s Corp.	1,515	437,320
TJX Cos., Inc. (The)	3,947	462,865
Yum! Brands, Inc.	3,093	417,308
		2,080,228
Consumer Staples-14.40%
Altria Group, Inc.	7,246	389,617
Church & Dwight Co., Inc.	3,805	387,653
Coca-Cola Co. (The)	7,578	549,178
Colgate-Palmolive Co.	4,602	490,113
Constellation Brands, Inc., Class A	1,540	370,693
General Mills, Inc.	5,137	371,354
Keurig Dr Pepper, Inc.	10,707	391,983
Kimberly-Clark Corp.	2,748	397,526
Mondelez International, Inc., Class A	5,637	404,793
PepsiCo, Inc.	2,331	402,983
Philip Morris International, Inc.	3,527	434,844
Procter & Gamble Co. (The)	2,774	475,852
Sysco Corp.	4,670	364,120
Walmart, Inc.	5,930	457,974
		5,888,683
Energy-3.04%
Kinder Morgan, Inc.	19,603	422,837
ONEOK, Inc.	4,404	406,753
Williams Cos., Inc. (The)	9,004	412,113
		1,241,703
Financials-22.17%
Aflac, Inc.	3,587	395,861
American International Group, Inc.	5,295	407,980
Ameriprise Financial, Inc.	940	422,474
Arthur J. Gallagher & Co.	1,347	394,092
Bank of New York Mellon Corp. (The)	6,174	421,190
Berkshire Hathaway, Inc., Class B(c)	1,266	602,515
Brown & Brown, Inc.	3,691	388,035
Cboe Global Markets, Inc.	1,729	355,137
Chubb Ltd.	1,508	428,543
CME Group, Inc., Class A	1,965	423,929
Fiserv, Inc.(c)	2,576	449,770
Hartford Financial Services Group, Inc. (The)	3,635	422,023
Jack Henry & Associates, Inc.	2,073	358,691
JPMorgan Chase & Co.	1,921	431,841
Loews Corp.	6,195	507,618
Marsh & McLennan Cos., Inc.	2,141	487,099
Mastercard, Inc., Class A	950	459,173
MetLife, Inc.	5,287	409,637
Principal Financial Group, Inc.	4,801	390,897
	Shares	Value
Financials-(continued)
Prudential Financial, Inc.	3,414	$ 413,640
Visa, Inc., Class A	1,806	499,124
		9,069,269
Health Care-11.29%
Abbott Laboratories	3,306	374,471
AbbVie, Inc.	1,921	377,112
Becton, Dickinson and Co.	1,486	360,221
Cencora, Inc.	1,705	408,467
Elevance Health, Inc.	671	373,673
Hologic, Inc.(c)	4,521	367,286
Johnson & Johnson	2,731	452,964
Labcorp Holdings, Inc.	1,628	374,261
McKesson Corp.	610	342,259
Medtronic PLC	4,366	386,740
Quest Diagnostics, Inc.	2,395	375,943
Regeneron Pharmaceuticals, Inc.(c)	360	426,488
		4,619,885
Industrials-14.99%
AMETEK, Inc.	2,397	410,007
Automatic Data Processing, Inc.	1,467	404,760
Broadridge Financial Solutions, Inc.	1,726	367,397
Cintas Corp.	485	390,483
CSX Corp.	11,371	389,684
General Dynamics Corp.	1,347	403,238
Honeywell International, Inc.	2,152	447,422
IDEX Corp.	1,959	404,494
Illinois Tool Works, Inc.	1,746	442,052
Lockheed Martin Corp.	703	399,374
Paychex, Inc.	2,868	376,282
Republic Services, Inc.	2,435	506,991
Union Pacific Corp.	1,671	427,927
Verisk Analytics, Inc.	1,332	363,396
Waste Management, Inc.	1,885	399,696
		6,133,203
Information Technology-4.10%
Cisco Systems, Inc.	8,098	409,273
Motorola Solutions, Inc.	964	426,127
Roper Technologies, Inc.	800	443,528
VeriSign, Inc.(c)	2,160	397,224
		1,676,152
Materials-6.83%
Avery Dennison Corp.	1,946	431,720
Dow, Inc.	6,757	362,040
Ecolab, Inc.	1,506	381,289
Linde PLC	968	462,946
LyondellBasell Industries N.V., Class A	3,842	379,205
Packaging Corp. of America	1,859	389,535
PPG Industries, Inc.	2,967	384,909
		2,791,644
Real Estate-1.82%
AvalonBay Communities, Inc.	1,683	379,904
Welltower, Inc.	3,038	366,626
		746,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)—(continued)
August 31, 2024
	Shares	Value
Utilities-13.09%
Alliant Energy Corp.	6,479	$ 377,531
Atmos Energy Corp.	3,225	421,636
CMS Energy Corp.	5,584	378,930
Consolidated Edison, Inc.	3,771	382,983
Duke Energy Corp.	3,591	409,194
Entergy Corp.	3,111	375,467
Evergy, Inc.	5,925	350,405
FirstEnergy Corp.	8,749	384,256
NiSource, Inc.	11,108	367,230
PPL Corp.	12,426	396,514
Public Service Enterprise Group, Inc.	4,643	374,922
Sempra	4,665	383,370
Southern Co. (The)	4,430	382,752
WEC Energy Group, Inc.(b)	3,954	367,841
		5,353,031
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $34,897,583)		40,883,482
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.79%
Invesco Private Government Fund, 5.28%(d)(e)(f)	317,405	$ 317,405
Invesco Private Prime Fund, 5.46%(d)(e)(f)	823,903	824,233
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,141,583)		1,141,638
TOTAL INVESTMENTS IN SECURITIES-102.75% (Cost $36,039,166)		42,025,120
OTHER ASSETS LESS LIABILITIES-(2.75)%		(1,123,456)
NET ASSETS-100.00%		$40,901,664

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$547,255	$(547,255)	$-	$-	$-	$765
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,992	11,415,708	(11,130,295)	-	-	317,405	17,332*
Invesco Private Prime Fund	84,005	23,855,890	(23,116,356)	63	631	824,233	45,797*
Total	$115,997	$35,818,853	$(34,793,906)	$63	$631	$1,141,638	$63,894

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P 500® High Beta ETF (SPHB)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.64%
Alphabet, Inc., Class C	21,929	$ 3,620,697
Meta Platforms, Inc., Class A	9,687	5,049,930
Warner Bros. Discovery, Inc.(b)	410,459	3,217,999
		11,888,626
Consumer Discretionary-17.35%
Airbnb, Inc., Class A(b)	35,037	4,110,191
Amazon.com, Inc.(b)	23,843	4,255,976
Aptiv PLC(b)(c)	49,357	3,530,506
Bath & Body Works, Inc.	105,132	3,233,860
Booking Holdings, Inc.	931	3,639,493
Caesars Entertainment, Inc.(b)(c)	148,153	5,576,479
CarMax, Inc.(b)	46,500	3,931,575
Carnival Corp.(b)	310,055	5,115,908
D.R. Horton, Inc.	20,037	3,782,184
Deckers Outdoor Corp.(b)	3,984	3,821,811
Etsy, Inc.(b)(c)	62,015	3,416,406
Lennar Corp., Class A	20,405	3,714,934
lululemon athletica, inc.(b)	13,387	3,473,525
MGM Resorts International(b)(c)	92,352	3,471,512
Mohawk Industries, Inc.(b)	24,926	3,867,020
Norwegian Cruise Line Holdings Ltd.(b)(c)	282,272	5,049,846
PulteGroup, Inc.	30,139	3,967,799
Royal Caribbean Cruises Ltd.(b)	24,765	4,076,814
Tesla, Inc.(b)	28,547	6,112,198
		78,148,037
Consumer Staples-0.78%
Lamb Weston Holdings, Inc.	56,780	3,515,817
Financials-5.26%
Blackstone, Inc., Class A	31,103	4,427,823
Invesco Ltd.(d)	208,633	3,565,538
KeyCorp	221,813	3,784,130
KKR & Co., Inc., Class A	35,774	4,427,748
PayPal Holdings, Inc.(b)	57,600	4,171,968
T. Rowe Price Group, Inc.	31,395	3,329,126
		23,706,333
Health Care-5.98%
Align Technology, Inc.(b)	21,519	5,104,737
Charles River Laboratories International, Inc.(b)	18,102	3,579,671
IDEXX Laboratories, Inc.(b)	7,475	3,597,942
Insulet Corp.(b)	18,082	3,666,487
Intuitive Surgical, Inc.(b)	7,626	3,756,796
IQVIA Holdings, Inc.(b)	14,084	3,542,830
ResMed, Inc.	15,105	3,701,027
		26,949,490
Industrials-15.12%
American Airlines Group, Inc.(b)(c)	382,015	4,056,999
Builders FirstSource, Inc.(b)	35,333	6,147,942
Carrier Global Corp.	58,717	4,273,423
Copart, Inc.(b)	63,286	3,351,627
Dayforce, Inc.(b)(c)	69,708	3,985,206
Eaton Corp. PLC	13,634	4,184,684
Equifax, Inc.	12,799	3,930,957
Generac Holdings, Inc.(b)	33,864	5,300,732
	Shares	Value
Industrials-(continued)
General Electric Co.	20,102	$ 3,510,211
Hubbell, Inc.	10,205	4,081,184
Parker-Hannifin Corp.	6,532	3,920,506
Quanta Services, Inc.	16,515	4,543,772
Rockwell Automation, Inc.	13,920	3,786,658
Uber Technologies, Inc.(b)	61,407	4,490,694
United Airlines Holdings, Inc.(b)	79,538	3,502,853
United Rentals, Inc.	6,811	5,048,722
		68,116,170
Information Technology-45.50%
Adobe, Inc.(b)	6,977	4,007,659
Advanced Micro Devices, Inc.(b)	50,433	7,492,326
Amphenol Corp., Class A	53,773	3,626,989
Analog Devices, Inc.	18,453	4,333,503
ANSYS, Inc.(b)	11,318	3,637,832
Applied Materials, Inc.	30,187	5,954,688
Arista Networks, Inc.(b)	16,219	5,731,470
Autodesk, Inc.(b)	15,878	4,102,875
Broadcom, Inc.	42,246	6,878,494
Cadence Design Systems, Inc.(b)	18,012	4,843,967
CrowdStrike Holdings, Inc., Class A(b)	21,462	5,950,983
Enphase Energy, Inc.(b)(c)	49,899	6,039,775
EPAM Systems, Inc.(b)	15,092	3,029,870
Fair Isaac Corp.(b)	1,965	3,399,981
First Solar, Inc.(b)	19,572	4,450,086
Intel Corp.	182,980	4,032,879
Intuit, Inc.	6,039	3,806,140
Jabil, Inc.	39,115	4,274,487
Keysight Technologies, Inc.(b)	27,511	4,239,995
KLA Corp.	7,779	6,374,346
Lam Research Corp.	7,486	6,146,081
Microchip Technology, Inc.	65,347	5,368,910
Micron Technology, Inc.	56,009	5,390,306
Monolithic Power Systems, Inc.	8,786	8,212,098
NVIDIA Corp.	65,401	7,806,917
NXP Semiconductors N.V. (China)	20,224	5,184,625
ON Semiconductor Corp.(b)	79,168	6,164,812
Oracle Corp.	28,751	4,062,229
Palo Alto Networks, Inc.(b)	12,152	4,407,773
Qorvo, Inc.(b)	38,729	4,488,304
QUALCOMM, Inc.	30,098	5,276,179
Salesforce, Inc.	15,369	3,886,820
ServiceNow, Inc.(b)	4,990	4,266,450
Skyworks Solutions, Inc.	41,779	4,578,561
Super Micro Computer, Inc.(b)	20,781	9,095,844
Synopsys, Inc.(b)	9,387	4,877,297
Teradyne, Inc.	51,139	6,992,235
Texas Instruments, Inc.	17,089	3,662,856
Western Digital Corp.(b)(c)	75,478	4,950,602
Zebra Technologies Corp., Class A(b)	11,326	3,911,774
		204,939,018
Materials-2.90%
Albemarle Corp.	68,399	6,173,010
Freeport-McMoRan, Inc.	86,373	3,824,596
Martin Marietta Materials, Inc.	5,766	3,079,967
		13,077,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P 500® High Beta ETF (SPHB)—(continued)
August 31, 2024
	Shares	Value
Real Estate-1.82%
Alexandria Real Estate Equities, Inc.	31,806	$ 3,803,044
BXP, Inc.(c)	58,288	4,384,423
		8,187,467
Utilities-2.56%
AES Corp. (The)	201,481	3,451,369
Constellation Energy Corp.	20,634	4,058,708
Vistra Corp.	46,778	3,996,245
		11,506,322
Total Common Stocks & Other Equity Interests (Cost $484,899,359)		450,034,853
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $135,155)	135,155	135,155
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $485,034,514)		450,170,008
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.19%
Invesco Private Government Fund, 5.28%(d)(e)(f)	6,461,373	$ 6,461,373
Invesco Private Prime Fund, 5.46%(d)(e)(f)	16,932,494	16,939,267
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,400,073)		23,400,640
TOTAL INVESTMENTS IN SECURITIES-105.13% (Cost $508,434,587)		473,570,648
OTHER ASSETS LESS LIABILITIES-(5.13)%		(23,109,266)
NET ASSETS-100.00%		$450,461,382

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$6,037,819	$8,088,296	$(10,938,073)	$1,170,857	$(793,361)	$3,565,538	$270,732
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	7,558,792	(7,423,637)	-	-	135,155	10,699
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,162,089	233,965,705	(247,666,421)	-	-	6,461,373	690,813*
Invesco Private Prime Fund	51,845,373	445,547,510	(480,472,953)	567	18,770	16,939,267	1,854,692*
Total	$78,045,281	$695,160,303	$(746,501,084)	$1,171,424	$(774,591)	$27,101,333	$2,826,936

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P 500 High Dividend Growers ETF (DIVG)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.82%
Comcast Corp., Class A	549	$ 21,724
Interpublic Group of Cos., Inc. (The)	1,001	32,642
Omnicom Group, Inc.(b)	251	25,208
		79,574
Consumer Discretionary-1.90%
Domino’s Pizza, Inc.	18	7,456
Lennar Corp., Class A	56	10,195
Starbucks Corp.	227	21,467
Yum! Brands, Inc.	106	14,302
		53,420
Consumer Staples-12.45%
Altria Group, Inc.	1,667	89,635
Archer-Daniels-Midland Co.	384	23,420
Conagra Brands, Inc.	1,206	37,627
Hershey Co. (The)	114	22,009
Keurig Dr Pepper, Inc.	723	26,469
Kroger Co. (The)	296	15,750
Lamb Weston Holdings, Inc.	138	8,545
Mondelez International, Inc., Class A	302	21,687
PepsiCo, Inc.	138	23,857
Philip Morris International, Inc.	483	59,549
Procter & Gamble Co. (The)	129	22,129
		350,677
Energy-6.67%
Baker Hughes Co., Class A	571	20,082
Chevron Corp.	192	28,406
ConocoPhillips	107	12,176
Coterra Energy, Inc.	822	19,999
EOG Resources, Inc.	158	20,354
ONEOK, Inc.	472	43,594
Williams Cos., Inc. (The)	949	43,436
		188,047
Financials-18.72%
Aflac, Inc.	218	24,058
American Express Co.	44	11,381
Bank of America Corp.	551	22,453
Bank of New York Mellon Corp. (The)	403	27,493
BlackRock, Inc.	24	21,643
Cincinnati Financial Corp.	163	22,336
Fifth Third Bancorp	846	36,116
Goldman Sachs Group, Inc. (The)	52	26,533
Huntington Bancshares, Inc.	2,555	38,248
JPMorgan Chase & Co.	89	20,007
KeyCorp	2,729	46,557
Morgan Stanley	301	31,187
Northern Trust Corp.	311	28,366
PNC Financial Services Group, Inc. (The)	195	36,093
Prudential Financial, Inc.	297	35,984
Regions Financial Corp.	1,899	44,475
State Street Corp.	369	32,140
Synchrony Financial	444	22,315
		527,385
Health Care-7.91%
AbbVie, Inc.	155	30,428
	Shares	Value
Health Care-(continued)
Amgen, Inc.	93	$ 31,046
Bristol-Myers Squibb Co.	699	34,915
CVS Health Corp.	361	20,664
Medtronic PLC	314	27,814
Pfizer, Inc.	1,768	51,290
UnitedHealth Group, Inc.	29	17,116
Zoetis, Inc.	52	9,541
		222,814
Industrials-4.29%
Automatic Data Processing, Inc.	71	19,589
Deere & Co.	28	10,801
Fastenal Co.	206	14,066
FedEx Corp.	53	15,835
General Dynamics Corp.	53	15,866
Paychex, Inc.	194	25,453
Snap-on, Inc.	68	19,294
		120,904
Information Technology-6.09%
Accenture PLC, Class A (Ireland)	37	12,652
Analog Devices, Inc.	73	17,143
Broadcom, Inc.	96	15,631
Hewlett Packard Enterprise Co.	1,270	24,600
HP, Inc.	986	35,673
Microchip Technology, Inc.	185	15,200
Skyworks Solutions, Inc.	196	21,480
Texas Instruments, Inc.	136	29,150
		171,529
Materials-1.71%
CF Industries Holdings, Inc.	221	18,363
FMC Corp.	462	29,836
		48,199
Real Estate-13.87%
Alexandria Real Estate Equities, Inc.	250	29,892
Equinix, Inc.	21	17,522
Equity Residential	522	39,087
Essex Property Trust, Inc.	124	37,422
Extra Space Storage, Inc.	234	41,418
Invitation Homes, Inc.	701	25,825
Iron Mountain, Inc.	333	37,716
Mid-America Apartment Communities, Inc.	262	42,541
Prologis, Inc.	188	24,030
UDR, Inc.	954	42,463
VICI Properties, Inc.	1,580	52,898
		390,814
Utilities-23.53%
AES Corp. (The)	1,710	29,292
Alliant Energy Corp.	593	34,554
Ameren Corp.	380	31,354
American Water Works Co., Inc.	158	22,613
Atmos Energy Corp.	183	23,925
CMS Energy Corp.	443	30,062
DTE Energy Co.	265	33,130
Edison International	488	42,471
Entergy Corp.	313	37,776
Evergy, Inc.	719	42,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P 500 High Dividend Growers ETF (DIVG)—(continued)
August 31, 2024
	Shares	Value
Utilities-(continued)
Eversource Energy	612	$ 41,328
Exelon Corp.	828	31,539
FirstEnergy Corp.	880	38,650
NextEra Energy, Inc.	387	31,157
NiSource, Inc.	1,075	35,539
NRG Energy, Inc.	252	21,423
Public Service Enterprise Group, Inc.	410	33,107
Sempra	378	31,064
WEC Energy Group, Inc.(b)	387	36,003
Xcel Energy, Inc.	578	35,391
		662,900
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,459,819)		2,816,263
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.17%
Invesco Private Government Fund, 5.28%(c)(d)(e)	17,630	$ 17,630
Invesco Private Prime Fund, 5.46%(c)(d)(e)	43,579	43,596
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,222)		61,226
TOTAL INVESTMENTS IN SECURITIES-102.13% (Cost $2,521,041)		2,877,489
OTHER ASSETS LESS LIABILITIES-(2.13)%		(60,131)
NET ASSETS-100.00%		$2,817,358

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$112,063	$(112,063)	$-	$-	$-	$78
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	322,809	(305,179)	-	-	17,630	509*
Invesco Private Prime Fund	-	140,739,697	(140,696,110)	4	5	43,596	21,579*
Total	$-	$141,174,569	$(141,113,352)	$4	$5	$61,226	$22,166

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-8.55%
AT&T, Inc.	4,627,407	$ 92,085,399
Interpublic Group of Cos., Inc. (The)(b)	2,271,414	74,070,811
Omnicom Group, Inc.	524,963	52,722,034
Verizon Communications, Inc.	2,470,097	103,200,653
		322,078,897
Consumer Discretionary-1.59%
Darden Restaurants, Inc.(b)	379,178	59,967,001
Consumer Staples-18.74%
Altria Group, Inc.	2,122,854	114,145,859
Conagra Brands, Inc.	2,517,863	78,557,326
General Mills, Inc.(b)	868,952	62,816,540
Hormel Foods Corp.	1,771,389	57,658,712
J.M. Smucker Co. (The)	508,338	58,296,202
Kellanova	1,054,469	85,000,746
Kenvue, Inc.	3,696,299	81,133,763
Kraft Heinz Co. (The)	2,293,597	81,262,142
Philip Morris International, Inc.	702,716	86,637,856
		705,509,146
Energy-9.36%
Chevron Corp.	395,187	58,467,917
Exxon Mobil Corp.	434,245	51,214,855
Kinder Morgan, Inc.	4,142,099	89,345,075
ONEOK, Inc.	886,486	81,875,847
Williams Cos., Inc. (The)	1,559,883	71,395,845
		352,299,539
Financials-1.74%
Prudential Financial, Inc.	539,538	65,370,424
Health Care-13.29%
AbbVie, Inc.	306,201	60,110,318
Bristol-Myers Squibb Co.	1,925,442	96,175,828
Gilead Sciences, Inc.	920,098	72,687,742
Johnson & Johnson	321,201	53,274,398
Medtronic PLC	671,424	59,474,738
Pfizer, Inc.	3,020,241	87,617,191
Viatris, Inc.	5,890,826	71,161,178
		500,501,393
Industrials-1.92%
United Parcel Service, Inc., Class B	563,895	72,488,702
Information Technology-3.16%
Cisco Systems, Inc.	1,076,883	54,425,667
International Business Machines Corp.	318,957	64,470,778
		118,896,445
Materials-8.14%
Amcor PLC	7,702,497	88,116,566
	Shares	Value
Materials-(continued)
Dow, Inc.	1,511,071	$ 80,963,184
Eastman Chemical Co.	520,152	53,247,960
LyondellBasell Industries N.V., Class A	852,286	84,120,628
		306,448,338
Real Estate-13.71%
Crown Castle, Inc.	927,274	103,873,234
Federal Realty Investment Trust	614,655	70,685,325
Host Hotels & Resorts, Inc.(b)	3,854,167	68,218,756
Realty Income Corp.	1,426,010	88,569,481
Simon Property Group, Inc.	519,592	86,953,721
VICI Properties, Inc.(b)	2,928,252	98,037,877
		516,338,394
Utilities-19.58%
Dominion Energy, Inc.	1,595,521	89,189,624
Duke Energy Corp.	575,665	65,597,027
Edison International	849,982	73,973,933
Entergy Corp.	570,220	68,819,852
Evergy, Inc.	1,301,662	76,980,291
Eversource Energy	1,186,980	80,156,759
Exelon Corp.	1,789,352	68,156,418
FirstEnergy Corp.	1,613,402	70,860,616
Pinnacle West Capital Corp.(b)	840,370	73,549,182
WEC Energy Group, Inc.(b)	752,037	69,962,002
		737,245,704
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $3,509,860,986)		3,757,143,983
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.28%
Invesco Private Government Fund, 5.28%(c)(d)(e)	44,722,072	44,722,072
Invesco Private Prime Fund, 5.46%(c)(d)(e)	116,570,628	116,617,256
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $161,334,577)		161,339,328
TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $3,671,195,563)		3,918,483,311
OTHER ASSETS LESS LIABILITIES-(4.06)%		(153,005,487)
NET ASSETS-100.00%		$3,765,477,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$51,919,530	$(51,919,530)	$-	$-	$-	$45,161
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,958,085	579,235,134	(563,471,147)	-	-	44,722,072	1,391,145*
Invesco Private Prime Fund	74,463,646	1,167,046,504	(1,124,897,150)	7,107	(2,851)	116,617,256	3,747,873*
Total	$103,421,731	$1,798,201,168	$(1,740,287,827)	$7,107	$(2,851)	$161,339,328	$5,184,179

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P 500® Low Volatility ETF (SPLV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-3.12%
Electronic Arts, Inc.(b)	462,529	$ 70,221,153
Omnicom Group, Inc.(b)	703,332	70,635,633
T-Mobile US, Inc.	472,010	93,797,827
		234,654,613
Consumer Discretionary-5.06%
Darden Restaurants, Inc.(b)	447,484	70,769,595
Hilton Worldwide Holdings, Inc.	312,845	68,713,276
McDonald’s Corp.	277,012	79,962,284
TJX Cos., Inc. (The)	721,830	84,649,004
Yum! Brands, Inc.(b)	565,683	76,321,950
		380,416,109
Consumer Staples-15.29%
Altria Group, Inc.	1,324,899	71,239,819
Church & Dwight Co., Inc.(b)	695,759	70,883,927
Coca-Cola Co. (The)	1,385,750	100,425,302
Colgate-Palmolive Co.	841,783	89,649,890
Constellation Brands, Inc., Class A	281,437	67,744,700
Costco Wholesale Corp.	81,377	72,619,207
General Mills, Inc.(b)	939,435	67,911,756
Keurig Dr Pepper, Inc.	1,958,023	71,683,222
Kimberly-Clark Corp.	502,368	72,672,555
Mondelez International, Inc., Class A	1,030,791	74,021,102
PepsiCo, Inc.	426,301	73,698,917
Philip Morris International, Inc.	644,836	79,501,830
Procter & Gamble Co. (The)	507,022	86,974,554
Sysco Corp.(b)	853,769	66,568,369
Walmart, Inc.	1,084,399	83,748,135
		1,149,343,285
Energy-3.02%
Kinder Morgan, Inc.	3,584,746	77,322,971
ONEOK, Inc.	805,394	74,386,190
Williams Cos., Inc. (The)	1,646,418	75,356,552
		227,065,713
Financials-23.25%
Aflac, Inc.	655,928	72,388,214
American International Group, Inc.	968,292	74,606,899
Ameriprise Financial, Inc.	171,714	77,175,140
Arthur J. Gallagher & Co.	246,405	72,090,711
Bank of New York Mellon Corp. (The)	1,128,939	77,016,219
Berkshire Hathaway, Inc., Class B(c)	231,569	110,208,318
Brown & Brown, Inc.	675,092	70,972,422
Cboe Global Markets, Inc.	316,242	64,956,107
Chubb Ltd.	275,847	78,390,200
CME Group, Inc., Class A	359,372	77,530,915
Fiserv, Inc.(c)	471,145	82,261,917
Hartford Financial Services Group, Inc. (The)	664,686	77,170,045
Intercontinental Exchange, Inc.	496,832	80,263,210
JPMorgan Chase & Co.	351,127	78,933,350
Loews Corp.	1,133,045	92,841,707
Marsh & McLennan Cos., Inc.	391,522	89,075,170
Mastercard, Inc., Class A	173,522	83,870,123
MetLife, Inc.	967,027	74,925,252
Principal Financial Group, Inc.	877,869	71,476,094
	Shares	Value
Financials-(continued)
Prudential Financial, Inc.(b)	624,260	$ 75,635,342
S&P Global, Inc.	145,038	74,439,303
Visa, Inc., Class A	330,255	91,272,574
		1,747,499,232
Health Care-10.37%
Abbott Laboratories	604,709	68,495,388
AbbVie, Inc.	351,210	68,946,035
Cencora, Inc.(b)	311,613	74,653,126
Elevance Health, Inc.	122,791	68,381,080
Hologic, Inc.(c)	826,517	67,146,241
Johnson & Johnson	499,387	82,828,328
Labcorp Holdings, Inc.	297,544	68,402,390
McKesson Corp.	111,561	62,594,646
Medtronic PLC	798,275	70,711,200
Quest Diagnostics, Inc.(b)	437,782	68,718,641
Regeneron Pharmaceuticals, Inc.(c)	65,871	78,036,715
		778,913,790
Industrials-15.00%
AMETEK, Inc.	438,515	75,007,991
Automatic Data Processing, Inc.	268,148	73,984,715
Broadridge Financial Solutions, Inc.	315,671	67,193,729
Cintas Corp.	88,564	71,304,648
CSX Corp.	2,079,490	71,264,122
General Dynamics Corp.	246,474	73,784,457
Honeywell International, Inc.	393,373	81,786,180
IDEX Corp.(b)	358,288	73,979,306
Illinois Tool Works, Inc.(b)	319,311	80,843,159
Lockheed Martin Corp.	128,535	73,020,733
Otis Worldwide Corp.	759,108	71,879,937
Paychex, Inc.(b)	524,589	68,826,077
Republic Services, Inc.	445,183	92,691,552
Union Pacific Corp.	305,481	78,230,629
Waste Management, Inc.	344,699	73,089,976
		1,126,887,211
Information Technology-4.08%
Cisco Systems, Inc.	1,481,046	74,852,065
Motorola Solutions, Inc.	176,362	77,959,058
Roper Technologies, Inc.	146,385	81,157,308
VeriSign, Inc.(c)	394,783	72,600,594
		306,569,025
Materials-6.79%
Avery Dennison Corp.	356,051	78,989,914
Dow, Inc.	1,235,595	66,203,180
Ecolab, Inc.	275,389	69,722,987
Linde PLC	177,130	84,712,423
LyondellBasell Industries N.V., Class A	702,729	69,359,352
Packaging Corp. of America	339,787	71,198,968
PPG Industries, Inc.	542,448	70,371,779
		510,558,603
Real Estate-1.82%
AvalonBay Communities, Inc.	307,684	69,453,509
Welltower, Inc.(b)	555,580	67,047,395
		136,500,904

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco S&P 500® Low Volatility ETF (SPLV)—(continued)
August 31, 2024
	Shares	Value
Utilities-12.13%
Alliant Energy Corp.(b)	1,184,686	$ 69,031,653
Atmos Energy Corp.(b)	589,576	77,081,166
CMS Energy Corp.(b)	1,020,993	69,284,585
Consolidated Edison, Inc.(b)	689,766	70,052,635
Duke Energy Corp.	656,621	74,821,963
Entergy Corp.(b)	568,831	68,652,213
Evergy, Inc.(b)	1,083,425	64,073,755
FirstEnergy Corp.	1,599,877	70,266,598
PPL Corp.	2,272,468	72,514,454
Public Service Enterprise Group, Inc.	848,946	68,552,389
Sempra(b)	852,860	70,088,035
Southern Co. (The)	810,043	69,987,715
WEC Energy Group, Inc.(b)	723,022	67,262,737
		911,669,898
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $6,654,115,721)		7,510,078,383
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.93%
Invesco Private Government Fund, 5.28%(d)(e)(f)	40,111,345	$ 40,111,345
Invesco Private Prime Fund, 5.46%(d)(e)(f)	104,397,899	104,439,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $144,548,042)		144,551,003
TOTAL INVESTMENTS IN SECURITIES-101.86% (Cost $6,798,663,763)		7,654,629,386
OTHER ASSETS LESS LIABILITIES-(1.86)%		(139,545,088)
NET ASSETS-100.00%		$7,515,084,298

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$101,932,497	$(101,932,497)	$-	$-	$-	$86,604
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	62,523,071	608,499,436	(630,911,162)	-	-	40,111,345	2,156,285*
Invesco Private Prime Fund	160,773,612	1,461,562,226	(1,517,959,641)	3,750	59,711	104,439,658	5,806,415*
Total	$223,296,683	$2,171,994,159	$(2,250,803,300)	$3,750	$59,711	$144,551,003	$8,049,304

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P 500 Minimum Variance ETF (SPMV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-5.94%
Alphabet, Inc., Class C	158	$ 26,088
AT&T, Inc.	1,209	24,059
Meta Platforms, Inc., Class A	65	33,885
T-Mobile US, Inc.	576	114,463
Verizon Communications, Inc.	2,476	103,447
		301,942
Consumer Discretionary-5.22%
Amazon.com, Inc.(b)	796	142,086
Home Depot, Inc. (The)	335	123,447
		265,533
Consumer Staples-12.68%
Archer-Daniels-Midland Co.	999	60,929
Conagra Brands, Inc.	193	6,022
Estee Lauder Cos., Inc. (The), Class A	217	19,890
General Mills, Inc.(c)	1,231	88,989
Hershey Co. (The)(c)	314	60,621
Hormel Foods Corp.	643	20,930
J.M. Smucker Co. (The)	130	14,908
Kellanova	167	13,462
Kraft Heinz Co. (The)	786	27,848
McCormick & Co., Inc.	546	43,696
Mondelez International, Inc., Class A	1,929	138,521
Procter & Gamble Co. (The)	866	148,554
		644,370
Energy-0.32%
Exxon Mobil Corp.	136	16,040
Financials-21.55%
Allstate Corp. (The)	325	61,405
American International Group, Inc.	572	44,073
Aon PLC, Class A	276	94,867
Arch Capital Group Ltd.(b)	354	40,034
Arthur J. Gallagher & Co.	368	107,666
Berkshire Hathaway, Inc., Class B(b)	342	162,765
Chubb Ltd.	504	143,228
JPMorgan Chase & Co.	124	27,875
Marsh & McLennan Cos., Inc.	679	154,479
Progressive Corp. (The)	706	178,053
Travelers Cos., Inc. (The)	88	20,070
Truist Financial Corp.	503	22,363
W.R. Berkley Corp.	648	38,686
		1,095,564
Health Care-18.86%
Abbott Laboratories	983	111,344
Amgen, Inc.	102	34,051
Becton, Dickinson and Co.	30	7,272
Bristol-Myers Squibb Co.	454	22,677
Elevance Health, Inc.	177	98,570
Eli Lilly and Co.	154	147,843
IDEXX Laboratories, Inc.(b)	74	35,618
Insulet Corp.(b)	9	1,825
Intuitive Surgical, Inc.(b)	74	36,455
Johnson & Johnson	17	2,820
Medtronic PLC	456	40,393
Merck & Co., Inc.	895	106,013
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	4	$ 5,756
Moderna, Inc.(b)(c)	328	25,387
Pfizer, Inc.	3,324	96,429
Regeneron Pharmaceuticals, Inc.(b)	44	52,126
ResMed, Inc.(c)	141	34,548
Vertex Pharmaceuticals, Inc.(b)	194	96,203
Zoetis, Inc.	17	3,119
		958,449
Industrials-1.35%
Republic Services, Inc.	202	42,058
Rollins, Inc.	58	2,911
RTX Corp.	192	23,681
		68,650
Information Technology-22.74%
Accenture PLC, Class A (Ireland)	46	15,730
Adobe, Inc.(b)	194	111,435
Apple, Inc.	511	117,019
Broadcom, Inc.	295	48,032
Cadence Design Systems, Inc.(b)	10	2,689
Cisco Systems, Inc.	588	29,717
Intuit, Inc.	149	93,909
Microsoft Corp.	344	143,496
NVIDIA Corp.	1,383	165,089
Oracle Corp.	1,030	145,529
QUALCOMM, Inc.	560	98,168
Salesforce, Inc.	291	73,594
ServiceNow, Inc.(b)	63	53,865
Synopsys, Inc.(b)	111	57,673
		1,155,945
Real Estate-1.39%
Crown Castle, Inc.	631	70,685
Utilities-9.76%
AES Corp. (The)	1,343	23,005
American Electric Power Co., Inc.	910	91,255
Constellation Energy Corp.	347	68,255
Dominion Energy, Inc.	371	20,739
Duke Energy Corp.	44	5,014
Eversource Energy	217	14,654
NextEra Energy, Inc.	2,490	200,470
Sempra	867	71,250
Xcel Energy, Inc.	24	1,469
		496,111
Total Common Stocks & Other Equity Interests (Cost $4,496,166)		5,073,289
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,778)	1,778	1,778
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $4,497,944)		5,075,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco S&P 500 Minimum Variance ETF (SPMV)—(continued)
August 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 5.28%(d)(e)(f)	58,373	$ 58,373
Invesco Private Prime Fund, 5.46%(d)(e)(f)	151,330	151,391
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $209,764)		209,764
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $4,707,708)		5,284,831
OTHER ASSETS LESS LIABILITIES-(3.97)%		(202,010)
NET ASSETS-100.00%		$5,082,821
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$307,586	$(305,808)	$-	$-	$1,778	$194
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,353,676	(2,295,303)	-	-	58,373	3,171*
Invesco Private Prime Fund	-	5,039,148	(4,887,673)	-	(84)	151,391	8,435*
Total	$-	$7,700,410	$(7,488,784)	$-	$(84)	$211,542	$11,800

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P 500® Momentum ETF (SPMO)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-98.89%
Communication Services-9.82%
Meta Platforms, Inc., Class A	380,220	$ 198,212,488
Netflix, Inc.(b)	42,858	30,058,458
Take-Two Interactive Software, Inc.(b)	15,925	2,575,232
		230,846,178
Consumer Discretionary-10.25%
Amazon.com, Inc.(b)	910,229	162,475,876
Booking Holdings, Inc.	3,734	14,597,065
Carnival Corp.(b)	76,439	1,261,243
Chipotle Mexican Grill, Inc.(b)	152,548	8,554,892
D.R. Horton, Inc.	29,183	5,508,583
Hilton Worldwide Holdings, Inc.	23,796	5,226,553
Lennar Corp., Class A	26,229	4,775,252
lululemon athletica, inc.(b)	11,060	2,869,738
Marriott International, Inc., Class A	25,804	6,055,941
NVR, Inc.(b)	289	2,650,841
O’Reilly Automotive, Inc.(b)	5,507	6,222,745
PulteGroup, Inc.	34,012	4,477,680
Royal Caribbean Cruises Ltd.(b)(c)	35,314	5,813,391
TJX Cos., Inc. (The)	89,529	10,499,066
		240,988,866
Consumer Staples-3.62%
Costco Wholesale Corp.	58,825	52,494,253
Mondelez International, Inc., Class A	99,608	7,152,851
Walmart, Inc.	329,581	25,453,541
		85,100,645
Energy-0.49%
Marathon Petroleum Corp.	27,595	4,887,626
Phillips 66	47,102	6,608,882
		11,496,508
Financials-7.50%
Arch Capital Group Ltd.(b)	28,808	3,257,897
Arthur J. Gallagher & Co.	16,086	4,706,281
Berkshire Hathaway, Inc., Class B(b)	191,707	91,237,195
Brown & Brown, Inc.	23,932	2,515,970
Cboe Global Markets, Inc.	16,283	3,344,528
Corpay, Inc.(b)	6,796	2,144,478
Fiserv, Inc.(b)	60,023	10,480,016
JPMorgan Chase & Co.	260,666	58,597,717
		176,284,082
Health Care-9.14%
Amgen, Inc.	48,374	16,148,692
Boston Scientific Corp.(b)	163,124	13,341,912
Cardinal Health, Inc.	31,073	3,502,549
Cencora, Inc.	21,571	5,167,765
Eli Lilly and Co.	120,721	115,894,575
Intuitive Surgical, Inc.(b)	38,865	19,146,065
McKesson Corp.	13,338	7,483,685
Regeneron Pharmaceuticals, Inc.(b)	7,980	9,453,826
Stryker Corp.	31,241	11,259,881
Vertex Pharmaceuticals, Inc.(b)	23,080	11,445,141
West Pharmaceutical Services, Inc.	6,824	2,140,211
		214,984,302
	Shares	Value
Industrials-7.34%
Broadridge Financial Solutions, Inc.	13,648	$ 2,905,113
Builders FirstSource, Inc.(b)	18,696	3,253,104
Cintas Corp.	10,426	8,394,181
Copart, Inc.(b)	105,309	5,577,165
Eaton Corp. PLC	49,537	15,204,391
Fastenal Co.	63,907	4,363,570
General Electric Co.	171,448	29,938,250
Howmet Aerospace, Inc.	41,680	4,028,789
Hubbell, Inc.	5,498	2,198,760
Ingersoll Rand, Inc.	44,254	4,047,028
PACCAR, Inc.	62,909	6,050,588
Parker-Hannifin Corp.	13,233	7,942,447
Pentair PLC	15,085	1,337,889
Quanta Services, Inc.	10,556	2,904,272
Republic Services, Inc.	30,420	6,333,748
Trane Technologies PLC	23,494	8,496,840
TransDigm Group, Inc.	7,976	10,952,723
Uber Technologies, Inc.(b)	344,738	25,210,690
United Rentals, Inc.	5,252	3,893,097
Verisk Analytics, Inc.	15,612	4,259,266
W.W. Grainger, Inc.	5,399	5,317,583
Wabtec Corp.	15,709	2,663,775
Waste Management, Inc.	34,000	7,209,360
		172,482,629
Information Technology-48.52%
Accenture PLC, Class A (Ireland)	60,569	20,711,570
Adobe, Inc.(b)	55,800	32,052,078
Advanced Micro Devices, Inc.(b)	234,515	34,839,548
Akamai Technologies, Inc.(b)	15,514	1,579,946
Amphenol Corp., Class A	115,260	7,774,287
Apple, Inc.	1,031,035	236,107,015
Applied Materials, Inc.	77,601	15,307,573
Arista Networks, Inc.(b)	33,802	11,944,951
Broadcom, Inc.	710,435	115,673,027
Cadence Design Systems, Inc.(b)	33,213	8,931,972
Fair Isaac Corp.(b)	4,192	7,253,292
Gartner, Inc.(b)	7,036	3,461,431
Intel Corp.	387,026	8,530,053
International Business Machines Corp.	124,108	25,085,950
Intuit, Inc.	30,422	19,173,770
Jabil, Inc.	13,112	1,432,879
KLA Corp.	13,309	10,905,794
Lam Research Corp.	14,920	12,249,469
Microsoft Corp.	450,679	187,996,238
Motorola Solutions, Inc.	15,391	6,803,438
NVIDIA Corp.	2,356,377	281,280,722
Palo Alto Networks, Inc.(b)	50,927	18,472,241
PTC, Inc.(b)(c)	12,734	2,280,532
Roper Technologies, Inc.	11,261	6,243,211
Salesforce, Inc.	130,611	33,031,522
ServiceNow, Inc.(b)	26,903	23,002,065
Synopsys, Inc.(b)	16,506	8,576,187
		1,140,700,761
Materials-1.70%
Ecolab, Inc.	24,090	6,099,106
Linde PLC	41,930	20,053,023
Martin Marietta Materials, Inc.	6,393	3,414,885

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco S&P 500® Momentum ETF (SPMO)—(continued)
August 31, 2024
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	21,376	$ 7,895,653
Vulcan Materials Co.	10,290	2,523,211
		39,985,878
Real Estate-0.12%
Iron Mountain, Inc.	26,071	2,952,801
Utilities-0.39%
Constellation Energy Corp.	33,518	6,592,991
NRG Energy, Inc.	29,089	2,472,856
		9,065,847
Total Common Stocks & Other Equity Interests (Cost $2,257,284,033)		2,324,888,497
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,656,178)	1,656,178	1,656,178
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.96% (Cost $2,258,940,211)		2,326,544,675
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.15%
Invesco Private Government Fund, 5.28%(d)(e)(f)	943,439	$ 943,439
Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,460,892	2,461,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,405,090)		3,405,315
TOTAL INVESTMENTS IN SECURITIES-99.11% (Cost $2,262,345,301)		2,329,949,990
OTHER ASSETS LESS LIABILITIES-0.89%		21,036,901
NET ASSETS-100.00%		$2,350,986,891

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$23,119,324	$(21,463,146)	$-	$-	$1,656,178	$22,444
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	94,947,824	(94,004,385)	-	-	943,439	126,523*
Invesco Private Prime Fund	-	207,752,895	(205,287,240)	225	(4,004)	2,461,876	335,171*
Total	$-	$325,820,043	$(320,754,771)	$225	$(4,004)	$5,061,493	$484,138

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P 500 QVM Multi-factor ETF (QVML)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-9.32%
Alphabet, Inc., Class C	250,335	$ 41,332,813
AT&T, Inc.	177,102	3,524,330
Charter Communications, Inc., Class A(b)	2,539	882,404
Comcast Corp., Class A	100,374	3,971,799
Electronic Arts, Inc.(c)	5,705	866,133
Fox Corp., Class A	9,411	389,333
Interpublic Group of Cos., Inc. (The)	9,250	301,642
Live Nation Entertainment, Inc.(b)(c)	3,404	332,469
Meta Platforms, Inc., Class A	48,421	25,242,352
Netflix, Inc.(b)	10,228	7,173,408
News Corp., Class A	12,333	349,394
Omnicom Group, Inc.(c)	5,305	532,781
Paramount Global, Class B	12,255	128,310
T-Mobile US, Inc.	12,584	2,500,692
Verizon Communications, Inc.	104,145	4,351,178
Walt Disney Co. (The)	45,267	4,091,231
Warner Bros. Discovery, Inc.(b)	56,052	439,448
		96,409,717
Consumer Discretionary-7.73%
Airbnb, Inc., Class A(b)	10,119	1,187,060
Amazon.com, Inc.(b)	206,938	36,938,433
Aptiv PLC(b)(c)	7,389	528,535
Bath & Body Works, Inc.	6,427	197,695
Best Buy Co., Inc.	4,515	453,306
Booking Holdings, Inc.	812	3,174,295
BorgWarner, Inc.	5,623	191,576
Caesars Entertainment, Inc.(b)(c)	5,382	202,578
CarMax, Inc.(b)	3,642	307,931
Carnival Corp.(b)	21,382	352,803
Chipotle Mexican Grill, Inc.(b)	32,815	1,840,265
D.R. Horton, Inc.	7,352	1,387,764
Darden Restaurants, Inc.(c)	2,864	452,942
Deckers Outdoor Corp.(b)	646	619,701
Domino’s Pizza, Inc.	798	330,540
eBay, Inc.	12,663	748,383
Expedia Group, Inc.(b)	2,839	394,876
Ford Motor Co.	92,982	1,040,469
Garmin Ltd.	3,689	676,157
General Motors Co.	25,447	1,266,752
Genuine Parts Co.	3,358	481,067
Home Depot, Inc. (The)	23,187	8,544,409
Las Vegas Sands Corp.	9,000	350,910
Lennar Corp., Class A	6,122	1,114,571
LKQ Corp.	6,322	262,932
Lowe’s Cos., Inc.	13,656	3,393,516
lululemon athletica, inc.(b)	2,755	714,840
Marriott International, Inc., Class A	5,770	1,354,161
MGM Resorts International(b)(c)	6,903	259,484
Mohawk Industries, Inc.(b)	1,343	208,353
NIKE, Inc., Class B	29,567	2,463,522
Norwegian Cruise Line Holdings Ltd.(b)	9,392	168,023
NVR, Inc.(b)	76	697,107
Pool Corp.	973	342,126
PulteGroup, Inc.	5,146	677,471
Ralph Lauren Corp.	1,023	175,199
Ross Stores, Inc.	7,803	1,175,210
	Shares	Value
Consumer Discretionary-(continued)
Royal Caribbean Cruises Ltd.(b)	5,354	$ 881,375
Tapestry, Inc.	5,631	230,702
TJX Cos., Inc. (The)	26,270	3,080,683
Tractor Supply Co.	2,595	694,292
Ulta Beauty, Inc.(b)	1,178	415,646
		79,977,660
Consumer Staples-6.15%
Altria Group, Inc.	42,568	2,288,881
Archer-Daniels-Midland Co.	13,183	804,031
Bunge Global S.A.	3,663	371,355
Campbell Soup Co.	5,624	279,625
Church & Dwight Co., Inc.	5,904	601,500
Clorox Co. (The)	3,006	475,880
Coca-Cola Co. (The)	93,034	6,742,174
Colgate-Palmolive Co.	19,655	2,093,258
Conagra Brands, Inc.	11,340	353,808
Constellation Brands, Inc., Class A	3,844	925,289
Costco Wholesale Corp.	10,146	9,054,087
Dollar General Corp.(c)	5,757	477,658
Dollar Tree, Inc.(b)(c)	5,370	453,711
General Mills, Inc.(c)	14,315	1,034,831
Hershey Co. (The)	3,791	731,890
Hormel Foods Corp.	6,855	223,130
J.M. Smucker Co. (The)(c)	2,439	279,705
Kellanova	6,548	527,834
Kenvue, Inc.	49,262	1,081,301
Keurig Dr Pepper, Inc.	25,408	930,187
Kimberly-Clark Corp.	7,953	1,150,481
Kraft Heinz Co. (The)	20,506	726,528
Kroger Co. (The)	16,541	880,147
Lamb Weston Holdings, Inc.(c)	3,559	220,373
McCormick & Co., Inc.	6,294	503,709
Molson Coors Beverage Co., Class B	4,517	243,783
Mondelez International, Inc., Class A	33,419	2,399,818
Monster Beverage Corp.(b)	18,449	869,501
PepsiCo, Inc.	34,724	6,003,085
Procter & Gamble Co. (The)	56,144	9,630,942
Sysco Corp.	12,286	957,939
Target Corp.	11,758	1,806,264
Tyson Foods, Inc., Class A	7,173	461,296
Walgreens Boots Alliance, Inc.(c)	17,886	165,446
Walmart, Inc.	101,626	7,848,576
		63,598,023
Energy-4.06%
APA Corp.	9,003	256,496
Baker Hughes Co., Class A	24,881	875,065
Chevron Corp.	43,700	6,465,415
ConocoPhillips	29,280	3,331,771
Coterra Energy, Inc.	18,074	439,741
Devon Energy Corp.	16,068	719,525
Diamondback Energy, Inc.	4,512	880,336
EOG Resources, Inc.(c)	14,377	1,852,045
EQT Corp.	9,653	323,472
Exxon Mobil Corp.	114,227	13,471,932
Halliburton Co.	22,630	703,567
Hess Corp.	6,959	960,760
Kinder Morgan, Inc.	44,780	965,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2024
	Shares	Value
Energy-(continued)
Marathon Oil Corp.	14,182	$ 406,314
Marathon Petroleum Corp.	9,220	1,633,046
Occidental Petroleum Corp.	16,330	930,483
ONEOK, Inc.	14,088	1,301,168
Phillips 66	10,754	1,508,894
Schlumberger N.V.	35,075	1,542,949
Targa Resources Corp.	5,154	757,123
Valero Energy Corp.	8,632	1,266,573
Williams Cos., Inc. (The)	29,095	1,331,678
		41,924,258
Financials-14.44%
Aflac, Inc.	12,844	1,417,464
Allstate Corp. (The)	6,556	1,238,691
American Express Co.	14,667	3,793,619
American International Group, Inc.	17,740	1,366,867
Ameriprise Financial, Inc.	2,445	1,098,881
Arch Capital Group Ltd.(b)	9,193	1,039,636
Arthur J. Gallagher & Co.	5,038	1,473,968
Assurant, Inc.	1,305	256,237
Bank of America Corp.	167,253	6,815,560
Bank of New York Mellon Corp. (The)	18,361	1,252,587
Berkshire Hathaway, Inc., Class B(b)	44,155	21,014,248
BlackRock, Inc.	3,354	3,024,671
Blackstone, Inc., Class A	16,812	2,393,356
Brown & Brown, Inc.	5,732	602,605
Capital One Financial Corp.	9,175	1,348,083
Cboe Global Markets, Inc.	2,654	545,132
Charles Schwab Corp. (The)	35,490	2,310,399
Chubb Ltd.	9,988	2,838,390
Cincinnati Financial Corp.	4,151	568,811
Citigroup, Inc.	47,309	2,963,436
Citizens Financial Group, Inc.	11,202	482,246
CME Group, Inc., Class A	8,935	1,927,637
Corpay, Inc.(b)	1,937	611,220
Discover Financial Services	5,939	823,799
Everest Group Ltd.	1,071	420,089
FactSet Research Systems, Inc.	913	386,053
Fifth Third Bancorp	16,924	722,485
Fiserv, Inc.(b)	14,540	2,538,684
Franklin Resources, Inc.	6,818	137,996
Global Payments, Inc.	6,654	738,660
Globe Life, Inc.	2,078	218,294
Goldman Sachs Group, Inc. (The)	7,944	4,053,426
Hartford Financial Services Group, Inc. (The)	7,437	863,436
Huntington Bancshares, Inc.	38,799	580,821
Intercontinental Exchange, Inc.	13,485	2,178,502
Invesco Ltd.(d)	10,727	183,324
Jack Henry & Associates, Inc.	1,727	298,823
JPMorgan Chase & Co.	73,219	16,459,631
KeyCorp	23,467	400,347
Loews Corp.	4,462	365,616
M&T Bank Corp.	4,199	722,690
MarketAxess Holdings, Inc.	844	204,577
Marsh & McLennan Cos., Inc.	11,620	2,643,666
Mastercard, Inc., Class A	19,963	9,648,916
MetLife, Inc.	15,410	1,193,967
Moody’s Corp.	3,667	1,788,543
Morgan Stanley	30,680	3,178,755
Nasdaq, Inc.	9,020	650,162
	Shares	Value
Financials-(continued)
Northern Trust Corp.	5,137	$ 468,546
PayPal Holdings, Inc.(b)	25,478	1,845,371
PNC Financial Services Group, Inc. (The)	9,826	1,818,694
Principal Financial Group, Inc.	5,374	437,551
Progressive Corp. (The)	14,619	3,686,912
Prudential Financial, Inc.	9,049	1,096,377
Raymond James Financial, Inc.	4,563	545,598
Regions Financial Corp.	24,541	574,750
S&P Global, Inc.	7,469	3,833,389
State Street Corp.	7,763	676,157
Synchrony Financial	9,714	488,226
T. Rowe Price Group, Inc.	5,337	565,935
Travelers Cos., Inc. (The)	5,685	1,296,578
Truist Financial Corp.	32,745	1,455,843
U.S. Bancorp	38,479	1,817,363
Visa, Inc., Class A	38,164	10,547,385
W.R. Berkley Corp.	7,420	442,974
Wells Fargo & Co.	90,097	5,267,972
Willis Towers Watson PLC	2,453	716,546
		149,367,173
Health Care-11.53%
Abbott Laboratories	40,945	4,637,840
AbbVie, Inc.	41,160	8,080,120
Agilent Technologies, Inc.	6,870	981,860
Align Technology, Inc.(b)	1,739	412,526
Baxter International, Inc.	13,347	506,385
Becton, Dickinson and Co.	6,888	1,669,720
Bio-Rad Laboratories, Inc., Class A(b)	523	176,418
Boston Scientific Corp.(b)	34,106	2,789,530
Cardinal Health, Inc.	5,837	657,947
Cencora, Inc.	3,972	951,572
Centene Corp.(b)	13,529	1,066,491
Charles River Laboratories International, Inc.(b)	1,219	241,057
Cigna Group (The)	7,183	2,598,881
Cooper Cos., Inc. (The)(b)	4,734	500,526
CVS Health Corp.	30,327	1,735,918
Danaher Corp.	15,281	4,115,326
DaVita, Inc.(b)(c)	1,272	191,970
Edwards Lifesciences Corp.(b)	14,373	1,005,535
Elevance Health, Inc.	5,707	3,178,171
Eli Lilly and Co.	18,055	17,333,161
GE HealthCare Technologies, Inc.	10,410	882,976
HCA Healthcare, Inc.	4,729	1,870,745
Henry Schein, Inc.(b)	3,042	214,613
Hologic, Inc.(b)	5,900	479,316
Humana, Inc.	3,023	1,071,563
IDEXX Laboratories, Inc.(b)	1,921	924,635
Incyte Corp.(b)	4,352	285,752
Intuitive Surgical, Inc.(b)	7,924	3,903,600
IQVIA Holdings, Inc.(b)	4,401	1,107,072
Johnson & Johnson	58,129	9,641,276
Labcorp Holdings, Inc.	1,992	457,941
McKesson Corp.	3,064	1,719,149
Medtronic PLC	31,499	2,790,182
Merck & Co., Inc.	58,495	6,928,733
Moderna, Inc.(b)(c)	7,661	592,961
Molina Healthcare, Inc.(b)	1,411	493,554
Quest Diagnostics, Inc.	2,621	411,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
Regeneron Pharmaceuticals, Inc.(b)	2,413	$ 2,858,657
Revvity, Inc.	2,982	365,414
Solventum Corp.(b)	3,497	224,193
STERIS PLC	2,336	563,210
Stryker Corp.	7,971	2,872,908
Teleflex, Inc.	1,161	284,642
Thermo Fisher Scientific, Inc.	9,127	5,613,744
UnitedHealth Group, Inc.	22,246	13,129,589
Universal Health Services, Inc., Class B	1,427	339,583
Vertex Pharmaceuticals, Inc.(b)	5,906	2,928,726
Viatris, Inc.	29,544	356,892
West Pharmaceutical Services, Inc.	1,818	570,179
Zimmer Biomet Holdings, Inc.	5,363	619,212
Zoetis, Inc.	10,597	1,944,444
		119,277,833
Industrials-8.70%
A.O. Smith Corp.	2,977	249,234
Allegion PLC	2,104	292,119
American Airlines Group, Inc.(b)(c)	14,848	157,686
AMETEK, Inc.	5,500	940,775
Automatic Data Processing, Inc.	9,787	2,700,331
Axon Enterprise, Inc.(b)	1,608	586,872
Broadridge Financial Solutions, Inc.	2,916	620,700
Builders FirstSource, Inc.(b)	3,141	546,534
C.H. Robinson Worldwide, Inc.	2,745	284,135
Carrier Global Corp.	19,633	1,428,890
Caterpillar, Inc.	12,549	4,468,699
Cintas Corp.	2,018	1,624,732
Copart, Inc.(b)	20,599	1,090,923
CSX Corp.	48,739	1,670,286
Cummins, Inc.	3,500	1,094,975
Dayforce, Inc.(b)(c)	3,831	219,018
Deere & Co.	6,329	2,441,349
Delta Air Lines, Inc.	15,018	638,115
Dover Corp.	3,312	616,131
Eaton Corp. PLC	9,727	2,985,508
Emerson Electric Co.	14,149	1,491,163
Equifax, Inc.	2,805	861,500
Expeditors International of Washington, Inc.	3,513	433,539
Fastenal Co.	14,009	956,535
FedEx Corp.	5,710	1,705,977
Fortive Corp.	8,644	643,114
GE Vernova, Inc.(b)	6,452	1,296,852
Generac Holdings, Inc.(b)	1,453	227,438
General Dynamics Corp.	5,536	1,657,257
General Electric Co.	26,715	4,664,973
Honeywell International, Inc.	15,306	3,182,271
Howmet Aerospace, Inc.	9,839	951,038
Hubbell, Inc.	1,305	521,896
Huntington Ingalls Industries, Inc.	987	279,094
IDEX Corp.	1,836	379,097
Illinois Tool Works, Inc.	6,539	1,655,544
Ingersoll Rand, Inc.	9,723	889,168
J.B. Hunt Transport Services, Inc.	1,978	342,590
Jacobs Solutions, Inc.	3,095	466,974
Johnson Controls International PLC	16,486	1,201,005
L3Harris Technologies, Inc.	4,661	1,103,119
Leidos Holdings, Inc.	3,320	526,253
Lockheed Martin Corp.	5,277	2,997,864
	Shares	Value
Industrials-(continued)
Masco Corp.	5,286	$ 420,554
Nordson Corp.	1,313	336,863
Norfolk Southern Corp.	5,573	1,427,580
Northrop Grumman Corp.	3,564	1,864,720
Old Dominion Freight Line, Inc.	4,333	835,402
PACCAR, Inc.	12,612	1,213,022
Parker-Hannifin Corp.	3,078	1,847,416
Paychex, Inc.	7,500	984,000
Paycom Software, Inc.	1,135	184,755
Pentair PLC	3,915	347,221
Quanta Services, Inc.	3,438	945,897
Republic Services, Inc.	4,859	1,011,692
Rockwell Automation, Inc.	2,660	723,600
Rollins, Inc.	6,774	339,919
RTX Corp.	32,074	3,956,007
Snap-on, Inc.	1,256	356,377
Southwest Airlines Co.	13,416	387,991
Stanley Black & Decker, Inc.	3,702	378,937
Textron, Inc.	4,724	430,829
Trane Technologies PLC	5,330	1,927,648
Uber Technologies, Inc.(b)	43,478	3,179,546
Union Pacific Corp.	15,006	3,842,887
United Airlines Holdings, Inc.(b)	8,061	355,006
United Parcel Service, Inc., Class B	17,634	2,266,851
United Rentals, Inc.	1,724	1,277,932
Veralto Corp.	5,217	586,547
Verisk Analytics, Inc.	3,327	907,672
W.W. Grainger, Inc.	1,064	1,047,955
Wabtec Corp.	4,300	729,151
Waste Management, Inc.	9,206	1,952,040
Xylem, Inc.	5,876	808,126
		89,965,416
Information Technology-31.08%
Accenture PLC, Class A (Ireland)	14,829	5,070,777
Adobe, Inc.(b)	10,466	6,011,775
Advanced Micro Devices, Inc.(b)	40,289	5,985,334
Akamai Technologies, Inc.(b)	3,742	381,085
Amphenol Corp., Class A	28,097	1,895,143
Analog Devices, Inc.	11,674	2,741,522
ANSYS, Inc.(b)	2,057	661,161
Apple, Inc.	313,955	71,895,695
Applied Materials, Inc.	18,027	3,556,006
Arista Networks, Inc.(b)	5,842	2,064,446
Autodesk, Inc.(b)	4,627	1,195,617
Broadcom, Inc.	93,590	15,238,324
Cadence Design Systems, Inc.(b)	5,984	1,609,277
CDW Corp.	3,245	732,202
Cisco Systems, Inc.	99,154	5,011,243
Cognizant Technology Solutions Corp., Class A	11,894	924,996
Corning, Inc.	17,902	749,199
EPAM Systems, Inc.(b)	1,391	279,257
F5, Inc.(b)	1,433	291,114
First Solar, Inc.(b)	2,313	525,907
Gartner, Inc.(b)	1,843	906,682
Gen Digital, Inc.	13,393	354,379
Hewlett Packard Enterprise Co.	25,502	493,974
HP, Inc.	20,991	759,454
Intel Corp.	101,513	2,237,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
International Business Machines Corp.	21,627	$ 4,371,466
Intuit, Inc.	6,525	4,112,446
Jabil, Inc.	2,844	310,792
Juniper Networks, Inc.	7,737	300,815
Keysight Technologies, Inc.(b)	4,296	662,100
KLA Corp.	2,971	2,434,527
Lam Research Corp.	2,839	2,330,847
Microchip Technology, Inc.	13,310	1,093,550
Micron Technology, Inc.	23,475	2,259,234
Microsoft Corp.	167,657	69,936,441
Monolithic Power Systems, Inc.	1,039	971,133
Motorola Solutions, Inc.	3,860	1,706,274
NetApp, Inc.	4,726	570,523
NVIDIA Corp.	518,546	61,898,836
NXP Semiconductors N.V. (China)	5,935	1,521,497
ON Semiconductor Corp.(b)	9,804	763,437
Oracle Corp.	31,867	4,502,488
Palo Alto Networks, Inc.(b)	6,960	2,524,531
PTC, Inc.(b)(c)	2,876	515,063
Qorvo, Inc.(b)	2,296	266,083
QUALCOMM, Inc.	25,311	4,437,018
Roper Technologies, Inc.	2,441	1,353,315
Salesforce, Inc.	23,039	5,826,563
ServiceNow, Inc.(b)	4,467	3,819,285
Skyworks Solutions, Inc.	3,465	379,729
Super Micro Computer, Inc.(b)	1,221	534,432
Synopsys, Inc.(b)	3,467	1,801,384
TE Connectivity Ltd.	7,499	1,151,846
Teledyne Technologies, Inc.(b)	1,173	507,674
Teradyne, Inc.	3,507	479,512
Texas Instruments, Inc.	21,336	4,573,158
Trimble, Inc.(b)	5,960	337,872
Tyler Technologies, Inc.(b)	1,054	619,615
Western Digital Corp.(b)	7,380	484,054
Zebra Technologies Corp., Class A(b)	1,261	435,524
		321,364,980
Materials-2.23%
Albemarle Corp.	2,973	268,313
Amcor PLC	33,749	386,089
Avery Dennison Corp.	1,924	426,839
Ball Corp.	8,367	533,898
Celanese Corp.	2,788	364,113
CF Industries Holdings, Inc.	5,305	440,792
Corteva, Inc.	18,093	1,036,729
Dow, Inc.	17,226	922,969
DuPont de Nemours, Inc.	10,505	885,046
Eastman Chemical Co.	2,860	292,778
Ecolab, Inc.	5,835	1,477,305
FMC Corp.	3,175	205,042
Freeport-McMoRan, Inc.	36,795	1,629,283
International Flavors & Fragrances, Inc.	6,147	639,227
International Paper Co.(c)	8,314	402,564
Linde PLC	11,645	5,569,221
LyondellBasell Industries N.V., Class A	6,313	623,093
Martin Marietta Materials, Inc.	1,518	810,855
Mosaic Co. (The)	8,619	246,245
Nucor Corp.	6,432	977,085
Packaging Corp. of America	2,170	454,702
PPG Industries, Inc.	5,768	748,283
	Shares	Value
Materials-(continued)
Sherwin-Williams Co. (The)	5,721	$ 2,113,166
Smurfit WestRock PLC	6,685	317,003
Steel Dynamics, Inc.	4,038	482,581
Vulcan Materials Co.	3,264	800,365
		23,053,586
Real Estate-1.96%
Alexandria Real Estate Equities, Inc.	3,875	463,334
AvalonBay Communities, Inc.	3,351	756,421
BXP, Inc.	3,990	300,128
Camden Property Trust	2,443	305,864
CBRE Group, Inc., Class A(b)	7,195	828,432
CoStar Group, Inc.(b)	9,819	759,009
Digital Realty Trust, Inc.	7,510	1,138,591
Equity Residential	8,152	610,422
Essex Property Trust, Inc.(c)	1,490	449,667
Extra Space Storage, Inc.	4,916	870,132
Federal Realty Investment Trust	1,796	206,540
Healthpeak Properties, Inc.	17,384	387,316
Host Hotels & Resorts, Inc.	17,137	303,325
Invitation Homes, Inc.	13,729	505,776
Iron Mountain, Inc.	6,459	731,546
Kimco Realty Corp.	16,662	387,558
Mid-America Apartment Communities, Inc.	2,671	433,690
Prologis, Inc.	21,665	2,769,220
Public Storage	3,741	1,285,856
Realty Income Corp.	20,637	1,281,764
Regency Centers Corp.	4,467	324,706
Simon Property Group, Inc.	7,706	1,289,599
UDR, Inc.	7,070	314,686
Ventas, Inc.	9,597	596,070
VICI Properties, Inc.(c)	24,631	824,646
Welltower, Inc.	13,576	1,638,352
Weyerhaeuser Co.	17,808	542,966
		20,305,616
Utilities-2.69%
Alliant Energy Corp.	6,085	354,573
Ameren Corp.	6,587	543,493
American Electric Power Co., Inc.	12,918	1,295,417
Atmos Energy Corp.	3,576	467,526
CenterPoint Energy, Inc.	15,018	409,991
CMS Energy Corp.	7,417	503,318
Consolidated Edison, Inc.	8,574	870,775
Constellation Energy Corp.	7,614	1,497,674
Dominion Energy, Inc.	21,261	1,188,490
DTE Energy Co.	5,112	639,102
Duke Energy Corp.	18,870	2,150,236
Edison International	10,027	872,650
Entergy Corp.	5,307	640,502
Evergy, Inc.	5,514	326,098
Eversource Energy	8,583	579,610
Exelon Corp.	25,753	980,932
FirstEnergy Corp.	13,650	599,508
NextEra Energy, Inc.	54,392	4,379,100
NiSource, Inc.	9,810	324,319
NRG Energy, Inc.	5,453	463,560
PG&E Corp.	51,328	1,011,162
Pinnacle West Capital Corp.(c)	2,720	238,054
PPL Corp.	19,516	622,756
Public Service Enterprise Group, Inc.	12,374	999,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco S&P 500 QVM Multi-factor ETF (QVML)—(continued)
August 31, 2024
	Shares	Value
Utilities-(continued)
Sempra	15,342	$ 1,260,806
Southern Co. (The)	26,674	2,304,634
Vistra Corp.	8,802	751,955
WEC Energy Group, Inc.(c)	7,713	717,540
Xcel Energy, Inc.	13,376	819,012
		27,811,993
Total Common Stocks & Other Equity Interests (Cost $774,424,871)		1,033,056,255
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $12,957)	12,957	12,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $774,437,828)		1,033,069,212
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.01%
Invesco Private Government Fund, 5.28%(d)(e)(f)	2,884,175	$ 2,884,175
Invesco Private Prime Fund, 5.46%(d)(e)(f)	7,507,963	7,510,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,394,642)		10,395,141
TOTAL INVESTMENTS IN SECURITIES-100.90% (Cost $784,832,470)		1,043,464,353
OTHER ASSETS LESS LIABILITIES-(0.90)%		(9,282,699)
NET ASSETS-100.00%		$1,034,181,654

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$165,664	$13,987	$(10,437)	$14,667	$(557)	$183,324	$8,347
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	16,687,293	(16,674,336)	-	-	12,957	19,727
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,093,256	52,586,764	(53,795,845)	-	-	2,884,175	211,706*
Invesco Private Prime Fund	10,525,517	110,759,138	(113,779,157)	499	4,969	7,510,966	573,647*
Total	$14,784,437	$180,047,182	$(184,259,775)	$15,166	$4,412	$10,591,422	$813,427

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-1.16%
Frontier Communications Parent, Inc.(b)(c)	28,703	$ 826,647
New York Times Co. (The), Class A	20,695	1,136,776
Nexstar Media Group, Inc., Class A(c)	4,272	729,999
TEGNA, Inc.	27,027	375,135
Ziff Davis, Inc.(b)(c)	6,083	297,276
ZoomInfo Technologies, Inc., Class A(b)(c)	35,532	351,412
		3,717,245
Consumer Discretionary-13.22%
Adient PLC(b)	11,841	267,843
Aramark	31,059	1,137,691
Autoliv, Inc. (Sweden)	10,264	1,051,752
AutoNation, Inc.(b)	3,250	578,435
Boyd Gaming Corp.	8,487	509,390
Brunswick Corp.(c)	9,287	734,137
Capri Holdings Ltd.(b)(c)	15,386	549,588
Carter’s, Inc.	5,014	330,423
Columbia Sportswear Co.(c)	4,630	373,780
Crocs, Inc.(b)(c)	7,466	1,091,305
Dick’s Sporting Goods, Inc.	7,536	1,785,731
Duolingo, Inc.(b)(c)	4,250	903,422
Floor & Decor Holdings, Inc., Class A(b)(c)	12,726	1,430,911
Gap, Inc. (The)	29,344	658,186
Gentex Corp.(c)	29,484	923,734
Goodyear Tire & Rubber Co. (The)(b)(c)	36,302	320,184
Graham Holdings Co., Class B	480	381,691
Grand Canyon Education, Inc.(b)	3,750	543,787
H&R Block, Inc.	16,922	1,071,332
Harley-Davidson, Inc.(c)	16,869	631,575
Helen of Troy Ltd.(b)(c)	3,131	167,133
Hilton Grand Vacations, Inc.(b)(c)	8,984	346,603
Hyatt Hotels Corp., Class A	5,430	824,926
KB Home	9,324	780,512
Lear Corp.	7,338	855,978
Light & Wonder, Inc.(b)(c)	11,418	1,253,925
Lithia Motors, Inc., Class A	3,295	992,059
Macy’s, Inc.	34,547	537,897
Marriott Vacations Worldwide Corp.(c)	4,196	310,504
Mattel, Inc.(b)(c)	45,208	858,048
Murphy USA, Inc.	2,188	1,136,950
Nordstrom, Inc.	12,457	278,289
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	7,462	668,297
Penske Automotive Group, Inc.	2,520	428,652
Polaris, Inc.	6,919	585,693
PVH Corp.	7,700	759,913
Service Corp. International	18,571	1,453,552
Skechers U.S.A., Inc., Class A(b)	15,956	1,092,667
Taylor Morrison Home Corp., Class A(b)	13,675	920,738
Tempur Sealy International, Inc.(c)	22,027	1,154,876
Texas Roadhouse, Inc.	8,489	1,432,519
Thor Industries, Inc.(c)	6,773	726,472
Toll Brothers, Inc.	13,321	1,919,156
TopBuild Corp.(b)	3,975	1,562,254
Travel + Leisure Co.	8,675	383,956
Under Armour, Inc., Class A(b)	49,362	379,594
Valvoline, Inc.(b)	15,722	663,468
Visteon Corp.(b)	3,692	373,741
	Shares	Value
Consumer Discretionary-(continued)
Wendy’s Co. (The)	22,484	$ 380,429
Whirlpool Corp.	6,779	679,866
Williams-Sonoma, Inc.	15,215	2,043,831
Wyndham Hotels & Resorts, Inc.	10,047	790,699
YETI Holdings, Inc.(b)(c)	10,319	416,062
		42,434,156
Consumer Staples-4.92%
BellRing Brands, Inc.(b)	16,817	940,575
BJ’s Wholesale Club Holdings, Inc.(b)	16,880	1,349,725
Boston Beer Co., Inc. (The), Class A(b)	1,262	342,911
Casey’s General Stores, Inc.	4,085	1,480,036
Celsius Holdings, Inc.(b)(c)	23,950	910,818
Coca-Cola Consolidated, Inc.	552	741,005
Coty, Inc., Class A(b)	48,895	458,635
Darling Ingredients, Inc.(b)(c)	21,933	915,264
e.l.f. Beauty, Inc.(b)	6,554	981,724
Flowers Foods, Inc.	25,010	581,232
Ingredion, Inc.	8,306	1,115,579
Lancaster Colony Corp.	2,523	430,827
Performance Food Group Co.(b)	19,672	1,468,318
Pilgrim’s Pride Corp.(b)	5,205	242,449
Post Holdings, Inc.(b)	6,580	761,767
Sprouts Farmers Market, Inc.(b)	13,462	1,400,721
US Foods Holding Corp.(b)	28,346	1,678,367
		15,799,953
Energy-5.18%
Antero Midstream Corp.	42,561	632,882
Antero Resources Corp.(b)	35,982	971,154
ChampionX Corp.	24,546	764,117
Chesapeake Energy Corp.(c)	14,454	1,076,678
Chord Energy Corp.	8,446	1,253,640
Civitas Resources, Inc.	12,600	772,758
CNX Resources Corp.(b)(c)	19,104	528,608
DT Midstream, Inc.	11,669	917,067
HF Sinclair Corp.	20,919	1,027,960
Matador Resources Co.	14,793	839,059
Murphy Oil Corp.	19,416	723,828
NOV, Inc.	51,984	923,756
Ovintiv, Inc.	34,008	1,456,563
PBF Energy, Inc., Class A	14,433	491,588
Permian Resources Corp.	67,149	956,202
Range Resources Corp.	29,969	895,474
Southwestern Energy Co.(b)	145,283	926,905
Valaris Ltd.(b)(c)	7,916	483,351
Weatherford International PLC	9,391	985,491
		16,627,081
Financials-18.63%
Affiliated Managers Group, Inc.	4,502	782,583
Ally Financial, Inc.	33,485	1,446,217
American Financial Group, Inc.	8,429	1,126,283
Associated Banc-Corp	19,479	445,680
Bank OZK	14,572	631,696
Brighthouse Financial, Inc.(b)	8,799	403,874
Cadence Bank	23,198	748,831
Carlyle Group, Inc. (The)	28,872	1,158,633
CNO Financial Group, Inc.	14,414	503,337

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Columbia Banking System, Inc.	26,836	$ 675,731
Commerce Bancshares, Inc.	15,390	984,344
Cullen/Frost Bankers, Inc.	8,417	944,640
East West Bancorp, Inc.	18,413	1,547,981
Equitable Holdings, Inc.	39,916	1,697,228
Erie Indemnity Co., Class A	3,190	1,621,254
Essent Group Ltd.	13,316	856,086
Euronet Worldwide, Inc.(b)	5,890	635,590
Evercore, Inc., Class A	4,512	1,108,779
F.N.B. Corp.	47,433	710,546
Federated Hermes, Inc., Class B	10,401	356,754
Fidelity National Financial, Inc.	33,142	1,954,052
First American Financial Corp.	13,567	865,575
First Financial Bankshares, Inc.(c)	17,184	628,419
First Horizon Corp.	73,538	1,219,995
FirstCash Holdings, Inc.	4,822	579,074
Glacier Bancorp, Inc.(c)	14,350	678,755
Hancock Whitney Corp.	11,100	596,403
Hanover Insurance Group, Inc. (The)	4,831	710,109
Home BancShares, Inc.	24,168	672,837
Houlihan Lokey, Inc.	6,791	1,063,606
Interactive Brokers Group, Inc., Class A	13,934	1,795,953
International Bancshares Corp.	7,056	445,798
Janus Henderson Group PLC	16,730	629,215
Jefferies Financial Group, Inc.	22,476	1,347,436
Kemper Corp.	7,735	483,515
Kinsale Capital Group, Inc.	2,766	1,358,355
MGIC Investment Corp.	33,953	863,425
Morningstar, Inc.	3,228	1,012,850
Old National Bancorp	41,407	821,929
Old Republic International Corp.	34,392	1,233,641
Pinnacle Financial Partners, Inc.	9,874	983,154
Primerica, Inc.	4,417	1,162,687
Prosperity Bancshares, Inc.	12,504	920,044
Reinsurance Group of America, Inc.	8,380	1,849,969
RenaissanceRe Holdings Ltd. (Bermuda)	6,832	1,740,725
RLI Corp.	5,207	802,399
SEI Investments Co.	12,904	872,698
Selective Insurance Group, Inc.	8,136	740,213
SLM Corp.	28,401	626,526
SouthState Corp.	10,003	971,191
Starwood Property Trust, Inc.(c)	37,747	786,648
Stifel Financial Corp.	12,788	1,127,134
Synovus Financial Corp.	19,270	888,732
Texas Capital Bancshares, Inc.(b)	6,264	421,066
UMB Financial Corp.	5,589	578,965
United Bankshares, Inc.	17,061	663,161
Unum Group	24,586	1,364,277
Valley National Bancorp	55,160	478,789
Voya Financial, Inc.	13,433	951,459
Webster Financial Corp.	22,918	1,087,001
Western Union Co. (The)	44,121	538,276
WEX, Inc.(b)(c)	5,625	1,074,488
Wintrust Financial Corp.	8,075	878,560
Zions Bancorporation N.A.	18,796	931,530
		59,786,701
Health Care-6.91%
Acadia Healthcare Co., Inc.(b)(c)	11,668	955,959
Azenta, Inc.(b)(c)	6,251	309,549
	Shares	Value
Health Care-(continued)
Bruker Corp.	11,431	$ 768,049
Chemed Corp.	1,927	1,129,550
DENTSPLY SIRONA, Inc.	27,332	691,226
Doximity, Inc., Class A(b)(c)	14,242	523,821
Encompass Health Corp.	12,635	1,175,687
Enovis Corp.(b)(c)	6,891	321,121
Envista Holdings Corp.(b)(c)	23,487	428,873
Exelixis, Inc.(b)	37,147	966,936
Haemonetics Corp.(b)(c)	6,289	475,323
Halozyme Therapeutics, Inc.(b)(c)	14,680	937,318
HealthEquity, Inc.(b)	10,508	836,016
Jazz Pharmaceuticals PLC(b)	7,443	863,239
Lantheus Holdings, Inc.(b)	8,685	924,692
LivaNova PLC(b)	7,764	391,228
Masimo Corp.(b)(c)	5,199	610,986
Medpace Holdings, Inc.(b)	2,830	1,005,414
Neurocrine Biosciences, Inc.(b)	12,608	1,601,972
Option Care Health, Inc.(b)(c)	23,890	764,958
Perrigo Co. PLC	16,639	484,195
R1 RCM, Inc.(b)(c)	25,454	359,156
Repligen Corp.(b)(c)	6,778	1,023,004
Roivant Sciences Ltd.(b)	40,252	492,282
Tenet Healthcare Corp.(b)	12,309	2,041,325
United Therapeutics Corp.(b)	5,775	2,099,501
		22,181,380
Industrials-23.36%
AAON, Inc.	8,514	813,172
Acuity Brands, Inc.	3,836	977,029
Advanced Drainage Systems, Inc.	8,812	1,381,369
AECOM	17,062	1,708,589
AGCO Corp.	8,066	734,329
Applied Industrial Technologies, Inc.	4,877	1,000,370
Brink’s Co. (The)	5,814	644,947
BWX Technologies, Inc.	11,731	1,208,293
CACI International, Inc., Class A(b)	2,806	1,369,665
Carlisle Cos., Inc.	6,131	2,598,318
Clean Harbors, Inc.(b)	6,215	1,528,268
Comfort Systems USA, Inc.	4,572	1,616,293
Concentrix Corp.(c)	5,859	440,773
Core & Main, Inc., Class A(b)	24,178	1,161,269
Crane Co.	6,342	1,004,446
Curtiss-Wright Corp.	5,048	1,594,461
Donaldson Co., Inc.	14,844	1,079,604
EMCOR Group, Inc.	6,000	2,358,360
EnerSys	4,950	501,583
ESAB Corp.	7,416	778,458
ExlService Holdings, Inc.(b)	20,936	765,001
Exponent, Inc.	6,300	682,101
Flowserve Corp.	16,797	837,834
Fluor Corp.(b)	20,428	1,022,830
Fortune Brands Innovations, Inc.	16,214	1,287,554
FTI Consulting, Inc.(b)(c)	4,419	1,008,902
GATX Corp.	4,679	660,207
Genpact Ltd.	20,983	823,163
Graco, Inc.	21,199	1,766,937
GXO Logistics, Inc.(b)(c)	14,806	741,040
Hexcel Corp.	11,204	709,101
Insperity, Inc.	4,413	414,778
ITT, Inc.	10,598	1,475,454

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
KBR, Inc.	17,235	$ 1,195,420
Kirby Corp.(b)	7,667	919,427
Knight-Swift Transportation Holdings, Inc.	19,883	1,041,472
Landstar System, Inc.	4,459	814,035
Lennox International, Inc.	3,794	2,239,181
Lincoln Electric Holdings, Inc.	7,488	1,449,752
ManpowerGroup, Inc.	6,184	457,121
MasTec, Inc.(b)	7,689	869,857
Maximus, Inc.	7,458	688,075
MDU Resources Group, Inc.	25,602	657,715
Middleby Corp. (The)(b)(c)	6,706	942,998
MSA Safety, Inc.	4,685	855,622
MSC Industrial Direct Co., Inc., Class A(c)	5,738	471,893
nVent Electric PLC	20,970	1,425,121
Oshkosh Corp.	8,567	924,465
Owens Corning	11,171	1,884,883
Paylocity Holding Corp.(b)	5,494	886,732
RBC Bearings, Inc.(b)(c)	3,839	1,143,446
Regal Rexnord Corp.	8,497	1,425,882
Ryder System, Inc.	5,565	808,261
Saia, Inc.(b)(c)	2,938	1,104,189
Science Applications International Corp.	7,488	977,858
Sensata Technologies Holding PLC	19,888	766,682
Simpson Manufacturing Co., Inc.	5,343	978,090
Stericycle, Inc.(b)	10,178	603,148
Terex Corp.	9,255	525,406
Tetra Tech, Inc.	6,589	1,566,469
Timken Co. (The)	8,434	712,926
Toro Co. (The)	11,004	1,018,970
Trex Co., Inc.(b)	13,639	869,350
UFP Industries, Inc.	7,830	952,676
Valmont Industries, Inc.	2,423	692,396
Watsco, Inc.(c)	3,862	1,836,072
Watts Water Technologies, Inc., Class A	3,582	704,579
WESCO International, Inc.	5,569	921,001
Woodward, Inc.	7,573	1,262,040
XPO, Inc.(b)(c)	14,623	1,676,088
		74,963,796
Information Technology-9.05%
Allegro MicroSystems, Inc. (Japan)(b)(c)	9,438	231,514
Amkor Technology, Inc.	11,796	388,088
AppFolio, Inc., Class A(b)	2,421	561,648
Arrow Electronics, Inc.(b)	6,599	891,393
ASGN, Inc.(b)(c)	6,147	591,096
Aspen Technology, Inc.(b)(c)	3,585	839,392
Avnet, Inc.	11,436	631,039
Belden, Inc.	5,134	550,776
Blackbaud, Inc.(b)(c)	5,403	451,691
Ciena Corp.(b)	17,857	1,029,456
Cirrus Logic, Inc.(b)	6,237	908,669
Cognex Corp.	22,072	891,267
Coherent Corp.(b)	13,336	1,039,541
Commvault Systems, Inc.(b)	5,022	780,419
Crane NXT Co.	6,469	380,054
Dolby Laboratories, Inc., Class A	7,604	542,621
Dropbox, Inc., Class A(b)	33,152	833,441
Dynatrace, Inc.(b)	29,047	1,470,359
IPG Photonics Corp.(b)	3,685	251,943
Kyndryl Holdings, Inc.(b)	29,423	697,031
	Shares	Value
Information Technology-(continued)
Lattice Semiconductor Corp.(b)(c)	20,249	$ 958,993
Littelfuse, Inc.	3,064	834,021
MACOM Technology Solutions Holdings, Inc.(b)	6,560	716,549
Manhattan Associates, Inc.(b)	7,389	1,953,873
MKS Instruments, Inc.	7,293	869,544
Novanta, Inc.(b)	4,393	805,149
Onto Innovation, Inc.(b)	5,893	1,256,505
Power Integrations, Inc.	7,082	475,202
Pure Storage, Inc., Class A(b)	33,702	1,728,576
Qualys, Inc.(b)	4,587	574,155
Rambus, Inc.(b)	12,739	569,688
Silicon Laboratories, Inc.(b)(c)	4,122	487,921
Synaptics, Inc.(b)(c)	4,798	390,653
TD SYNNEX Corp.	9,763	1,185,423
Teradata Corp.(b)	11,797	333,147
Universal Display Corp.(c)	4,704	911,259
Vishay Intertechnology, Inc.	16,505	332,576
Vontier Corp.	19,781	692,928
		29,037,600
Materials-7.20%
Alcoa Corp.	24,793	795,855
AptarGroup, Inc.	8,374	1,282,813
Arcadium Lithium PLC (Argentina)(b)(c)	149,631	405,500
Ashland, Inc.	6,252	559,554
Avient Corp.(c)	11,336	556,938
Axalta Coating Systems Ltd.(b)	27,022	986,303
Berry Global Group, Inc.	14,545	1,001,569
Cabot Corp.	7,052	741,236
Cleveland-Cliffs, Inc.(b)(c)	71,209	929,990
Commercial Metals Co.	16,193	867,783
Crown Holdings, Inc.	15,700	1,419,437
Eagle Materials, Inc.	4,354	1,122,243
Graphic Packaging Holding Co.(c)	38,434	1,150,330
Greif, Inc., Class A	3,338	208,692
Knife River Corp.(b)	7,097	559,740
Louisiana-Pacific Corp.	7,833	760,193
MP Materials Corp.(b)(c)	19,890	256,581
NewMarket Corp.	863	495,163
Olin Corp.	16,043	700,598
Reliance, Inc.	7,735	2,217,238
Royal Gold, Inc.(c)	8,591	1,204,200
RPM International, Inc.(c)	16,212	1,884,645
Silgan Holdings, Inc.	10,515	549,619
Sonoco Products Co.	12,902	729,866
United States Steel Corp.(c)	28,717	1,088,661
Westlake Corp.	4,286	623,356
		23,098,103
Real Estate-7.55%
Agree Realty Corp.	12,659	924,234
American Homes 4 Rent, Class A	41,045	1,632,360
Brixmor Property Group, Inc.	37,866	1,037,150
COPT Defense Properties	14,212	423,376
Cousins Properties, Inc.	19,064	543,515
CubeSmart	27,611	1,431,078
EastGroup Properties, Inc.	5,913	1,102,183
EPR Properties	9,932	471,472
First Industrial Realty Trust, Inc.	16,355	927,819
Gaming and Leisure Properties, Inc.	34,558	1,797,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
Independence Realty Trust, Inc.(c)	26,262	$ 545,724
Jones Lang LaSalle, Inc.(b)	5,948	1,518,108
Kilroy Realty Corp.	13,986	507,272
Kite Realty Group Trust	27,174	708,698
Lamar Advertising Co., Class A	11,048	1,389,617
National Storage Affiliates Trust	8,753	409,115
NNN REIT, Inc.	22,676	1,065,545
Omega Healthcare Investors, Inc.	31,089	1,229,259
Park Hotels & Resorts, Inc.(c)	27,564	421,178
PotlatchDeltic Corp.	10,718	465,804
Rayonier, Inc.(c)	16,936	521,798
Rexford Industrial Realty, Inc.(c)	26,589	1,353,912
Sabra Health Care REIT, Inc.	30,065	512,308
STAG Industrial, Inc.	22,516	913,699
Vornado Realty Trust(c)	19,806	680,732
W.P. Carey, Inc.(c)	27,946	1,677,319
		24,210,982
Utilities-2.67%
ALLETE, Inc.	7,163	455,209
Black Hills Corp.	9,081	536,869
Essential Utilities, Inc.	31,993	1,247,407
IDACORP, Inc.	6,635	676,173
National Fuel Gas Co.	12,112	723,813
New Jersey Resources Corp.	12,522	579,894
NorthWestern Energy Group, Inc.	8,151	443,333
OGE Energy Corp.	25,540	1,010,362
ONE Gas, Inc.	7,113	490,370
Portland General Electric Co.	13,175	633,849
Southwest Gas Holdings, Inc.	7,903	574,706
Spire, Inc.	7,154	471,949
UGI Corp.	29,249	728,593
		8,572,527
Total Common Stocks & Other Equity Interests (Cost $259,255,211)		320,429,524
	Shares	Value
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $269,035)	269,035	$ 269,035
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $259,524,246)		320,698,559
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.98%
Invesco Private Government Fund, 5.28%(d)(e)(f)	11,496,566	11,496,566
Invesco Private Prime Fund, 5.46%(d)(e)(f)	26,922,642	26,933,411
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,427,917)		38,429,977
TOTAL INVESTMENTS IN SECURITIES-111.91% (Cost $297,952,163)		359,128,536
OTHER ASSETS LESS LIABILITIES-(11.91)%		(38,230,456)
NET ASSETS-100.00%		$320,898,080

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$96,110	$6,080,372	$(5,907,447)	$-	$-	$269,035	$5,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$9,701,199	$103,446,095	$(101,650,728)	$-	$-	$11,496,566	$535,571*
Invesco Private Prime Fund	24,945,939	178,940,586	(176,964,581)	2,060	9,407	26,933,411	1,433,964*
Total	$34,743,248	$288,467,053	$(284,522,756)	$2,060	$9,407	$38,699,012	$1,974,750

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco S&P MidCap Low Volatility ETF (XMLV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.08%
New York Times Co. (The), Class A	167,282	$ 9,188,800
Consumer Discretionary-3.49%
Gentex Corp.(b)	354,298	11,100,156
Murphy USA, Inc.(b)	17,829	9,264,483
Texas Roadhouse, Inc.	55,142	9,305,213
		29,669,852
Consumer Staples-6.33%
Flowers Foods, Inc.	449,546	10,447,449
Ingredion, Inc.	88,005	11,819,952
Pilgrim’s Pride Corp.(b)(c)	212,831	9,913,668
Post Holdings, Inc.(b)(c)	97,502	11,287,806
US Foods Holding Corp.(c)	174,660	10,341,619
		53,810,494
Energy-3.92%
Antero Midstream Corp.	786,213	11,690,988
Chord Energy Corp.	58,242	8,644,860
DT Midstream, Inc.(b)	165,027	12,969,472
		33,305,320
Financials-23.24%
Affiliated Managers Group, Inc.(b)	60,267	10,476,213
American Financial Group, Inc.	81,534	10,894,573
Essent Group Ltd.	172,362	11,081,153
Federated Hermes, Inc., Class B	324,128	11,117,590
Hanover Insurance Group, Inc. (The)	78,807	11,583,841
Houlihan Lokey, Inc.	69,064	10,816,804
Interactive Brokers Group, Inc., Class A	79,602	10,259,902
Janus Henderson Group PLC(b)	266,892	10,037,808
Jefferies Financial Group, Inc.	168,540	10,103,973
MGIC Investment Corp.(b)	404,647	10,290,173
Old Republic International Corp.	338,399	12,138,372
Primerica, Inc.	39,514	10,401,270
Reinsurance Group of America, Inc.	54,692	12,073,806
RLI Corp.	70,629	10,883,929
SEI Investments Co.	193,807	13,107,167
Stifel Financial Corp.	121,981	10,751,405
Unum Group	177,658	9,858,243
Voya Financial, Inc.(b)	164,017	11,617,324
		197,493,546
Health Care-2.63%
Chemed Corp.	18,341	10,750,944
Encompass Health Corp.	124,851	11,617,386
		22,368,330
Industrials-17.53%
AECOM	104,560	10,470,638
CACI International, Inc., Class A(b)(c)	24,851	12,130,270
Curtiss-Wright Corp.	43,487	13,735,804
Donaldson Co., Inc.	161,053	11,713,385
Flowserve Corp.	207,118	10,331,046
GATX Corp.(b)	67,310	9,497,441
Genpact Ltd.	274,288	10,760,318
Graco, Inc.	130,311	10,861,422
KBR, Inc.(b)	144,890	10,049,570
Landstar System, Inc.(b)	52,904	9,658,154
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	127,458	$ 9,421,695
Maximus, Inc.	105,798	9,760,924
MDU Resources Group, Inc.	410,405	10,543,305
MSA Safety, Inc.	54,756	10,000,088
		148,934,060
Information Technology-3.39%
Avnet, Inc.	179,719	9,916,894
Dolby Laboratories, Inc., Class A(b)	121,349	8,659,465
TD SYNNEX Corp.	84,522	10,262,661
		28,839,020
Materials-7.68%
AptarGroup, Inc.	90,768	13,904,750
Greif, Inc., Class A	157,002	9,815,765
NewMarket Corp.	16,797	9,637,615
RPM International, Inc.(b)	85,153	9,899,036
Silgan Holdings, Inc.	189,898	9,925,968
Sonoco Products Co.	212,912	12,044,432
		65,227,566
Real Estate-16.05%
Agree Realty Corp.	150,337	10,976,104
American Homes 4 Rent, Class A	279,334	11,109,113
Brixmor Property Group, Inc.	360,017	9,860,866
COPT Defense Properties(b)	315,657	9,403,422
EastGroup Properties, Inc.(b)	56,006	10,439,519
EPR Properties	235,673	11,187,397
Equity LifeStyle Properties, Inc.(b)	147,256	10,706,984
First Industrial Realty Trust, Inc.	178,774	10,141,849
Gaming and Leisure Properties, Inc.	222,814	11,590,784
NNN REIT, Inc.	230,167	10,815,547
Omega Healthcare Investors, Inc.(b)	267,681	10,584,107
Sabra Health Care REIT, Inc.(b)	545,607	9,297,143
STAG Industrial, Inc.	253,487	10,286,503
		136,399,338
Utilities-14.56%
ALLETE, Inc.	157,138	9,986,120
Black Hills Corp.	158,347	9,361,474
Essential Utilities, Inc.	225,234	8,781,874
IDACORP, Inc.	110,524	11,263,501
National Fuel Gas Co.(b)	168,426	10,065,138
New Jersey Resources Corp.	238,591	11,049,149
NorthWestern Energy Group, Inc.	195,920	10,656,089
OGE Energy Corp.(b)	282,861	11,189,981
ONE Gas, Inc.(b)	134,627	9,281,185
Portland General Electric Co.	210,555	10,129,801
Spire, Inc.	162,202	10,700,466
TXNM Energy, Inc.(b)	275,914	11,306,956
		123,771,734
Total Common Stocks & Other Equity Interests (Cost $748,660,264)		849,008,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco S&P MidCap Low Volatility ETF (XMLV)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $67,904)	67,904	$ 67,904
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $748,728,168)		849,075,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.69%
Invesco Private Government Fund, 5.28%(d)(e)(f)	13,390,433	13,390,433
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	34,958,844	$ 34,972,828
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,362,035)		48,363,261
TOTAL INVESTMENTS IN SECURITIES-105.60% (Cost $797,090,203)		897,439,225
OTHER ASSETS LESS LIABILITIES-(5.60)%		(47,583,407)
NET ASSETS-100.00%		$849,855,818

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,613,502	$(19,545,598)	$-	$-	$67,904	$17,828
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,241,901	225,726,250	(236,577,718)	-	-	13,390,433	866,359*
Invesco Private Prime Fund	62,336,320	484,142,989	(511,529,116)	1,615	21,020	34,972,828	2,303,296*
Total	$86,578,221	$729,482,741	$(767,652,432)	$1,615	$21,020	$48,431,165	$3,187,483

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-2.99%
AMC Networks, Inc., Class A(b)	5,526	$ 54,431
Cable One, Inc.(c)	821	289,583
CarGurus, Inc.(b)	13,089	379,319
Cars.com, Inc.(b)	10,001	178,418
Cinemark Holdings, Inc.(b)(c)	17,226	471,648
Cogent Communications Holdings, Inc.	7,656	535,767
EchoStar Corp., Class A(b)(c)	20,786	385,372
IAC, Inc.(b)(c)	11,766	621,010
John Wiley & Sons, Inc., Class A	7,120	343,967
Lumen Technologies, Inc.(b)	177,436	931,539
QuinStreet, Inc.(b)	9,067	173,270
Scholastic Corp.	4,564	145,500
Shenandoah Telecommunications Co.(c)	9,444	142,793
Shutterstock, Inc.	4,051	145,350
Telephone and Data Systems, Inc.	16,242	383,636
Thryv Holdings, Inc.(b)(c)	5,548	101,085
TripAdvisor, Inc.(b)	17,623	255,710
Yelp, Inc.(b)	11,331	395,792
		5,934,190
Consumer Discretionary-13.25%
Academy Sports & Outdoors, Inc.(c)	13,613	755,249
Adtalem Global Education, Inc.(b)(c)	6,526	494,083
Advance Auto Parts, Inc.(c)	10,830	490,707
American Axle & Manufacturing Holdings, Inc.(b)	19,871	127,771
American Eagle Outfitters, Inc.	32,853	676,115
Asbury Automotive Group, Inc.(b)(c)	3,466	851,388
BJ’s Restaurants, Inc.(b)(c)	3,821	117,037
Bloomin’ Brands, Inc.(c)	16,471	288,243
Boot Barn Holdings, Inc.(b)	4,648	623,622
Brinker International, Inc.(b)	7,736	553,279
Buckle, Inc. (The)(c)	5,134	215,115
Caleres, Inc.	5,639	237,571
Cavco Industries, Inc.(b)	1,295	535,249
Century Communities, Inc.	4,837	484,039
Cheesecake Factory, Inc. (The)	7,550	296,791
Chuy’s Holdings, Inc.(b)	2,834	105,425
Cracker Barrel Old Country Store, Inc.(c)	3,771	149,256
Dana, Inc.	22,366	252,512
Dave & Buster’s Entertainment, Inc.(b)(c)	5,420	169,863
Designer Brands, Inc., Class A(c)	9,791	65,012
Dorman Products, Inc.(b)(c)	4,805	544,983
Ethan Allen Interiors, Inc.	3,908	123,024
Foot Locker, Inc.	14,951	465,574
Frontdoor, Inc.(b)	13,449	646,628
Gentherm, Inc.(b)	5,552	280,598
G-III Apparel Group Ltd.(b)	7,819	206,969
Golden Entertainment, Inc.(c)	3,601	116,636
Green Brick Partners, Inc.(b)	4,068	320,477
Group 1 Automotive, Inc.	2,229	839,798
Guess?, Inc.(c)	4,720	97,798
Hanesbrands, Inc.(b)(c)	59,567	378,250
Haverty Furniture Cos., Inc., (Acquired 12/03/2021 - 07/19/2024; Cost $70,165)(c)(d)	2,413	66,116
Installed Building Products, Inc.	3,786	841,666
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	18,501	$ 358,734
Kontoor Brands, Inc.	8,835	661,300
La-Z-Boy, Inc.	7,763	314,945
LCI Industries	4,460	525,566
LGI Homes, Inc.(b)(c)	3,450	372,186
M/I Homes, Inc.(b)	4,672	744,577
MarineMax, Inc.(b)	2,814	89,260
Meritage Homes Corp.	6,338	1,255,368
Mister Car Wash, Inc.(b)(c)	15,334	99,824
Monarch Casino & Resort, Inc.	2,221	168,618
Monro, Inc.(c)	4,745	128,542
Movado Group, Inc.	2,760	65,854
National Vision Holdings, Inc.(b)(c)	13,734	145,031
Newell Brands, Inc.	67,086	475,640
ODP Corp. (The)(b)	5,615	173,223
Oxford Industries, Inc.(c)	2,677	232,845
Patrick Industries, Inc.	3,744	483,800
Perdoceo Education Corp.	11,401	255,838
Phinia, Inc.(c)	8,427	404,159
Sally Beauty Holdings, Inc.(b)(c)	18,775	245,014
Shake Shack, Inc., Class A(b)	6,476	643,779
Shoe Carnival, Inc.(c)	3,011	121,765
Signet Jewelers Ltd.(c)	7,536	633,778
Sonic Automotive, Inc., Class A	2,391	149,055
Sonos, Inc.(b)(c)	20,390	249,370
Standard Motor Products, Inc.	3,271	105,686
Steven Madden Ltd.	12,105	545,935
Strategic Education, Inc.	3,731	360,041
Stride, Inc.(b)(c)	6,694	551,184
Sturm, Ruger & Co., Inc.	3,048	128,382
Topgolf Callaway Brands Corp.(b)(c)	23,683	238,251
Tri Pointe Homes, Inc.(b)	16,597	737,571
Upbound Group, Inc.	7,381	245,787
Urban Outfitters, Inc.(b)	9,074	329,568
Victoria’s Secret & Co.(b)	16,706	391,923
Vista Outdoor, Inc.(b)	9,373	375,295
Winnebago Industries, Inc.	5,257	313,633
Wolverine World Wide, Inc.(c)	13,534	185,551
Worthington Enterprises, Inc.	5,509	252,312
XPEL, Inc.(b)(c)(e)	3,391	146,796
		26,322,830
Consumer Staples-3.44%
Andersons, Inc. (The)	5,517	281,202
B&G Foods, Inc.(c)	13,375	113,286
Calavo Growers, Inc.(c)	3,033	69,820
Cal-Maine Foods, Inc.	7,174	516,815
Central Garden & Pet Co., Class A(b)	11,835	404,757
Chefs’ Warehouse, Inc. (The)(b)(c)	5,947	254,710
Edgewell Personal Care Co.	8,478	340,985
Energizer Holdings, Inc.	11,288	365,731
Fresh Del Monte Produce, Inc.	5,821	170,206
Hain Celestial Group, Inc. (The)(b)(c)	15,729	125,832
Inter Parfums, Inc.	3,150	405,846
J&J Snack Foods Corp.	2,521	429,049
John B. Sanfilippo & Son, Inc.	1,562	148,187
MGP Ingredients, Inc.(c)	2,692	241,176
National Beverage Corp.(c)	3,783	170,840

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2024
	Shares	Value
Consumer Staples-(continued)
Nu Skin Enterprises, Inc., Class A	8,386	$ 74,887
PriceSmart, Inc.	4,296	384,836
Simply Good Foods Co. (The)(b)	16,051	507,051
SpartanNash Co.	5,770	127,459
Tootsie Roll Industries, Inc.	3,006	89,338
TreeHouse Foods, Inc.(b)	8,711	357,935
United Natural Foods, Inc.(b)	8,588	129,937
Universal Corp.	4,171	226,485
USANA Health Sciences, Inc.(b)	1,904	77,721
WD-40 Co.(c)	2,321	610,052
WK Kellogg Co.(c)	11,563	198,537
		6,822,680
Energy-4.74%
Archrock, Inc.	24,391	493,430
Bristow Group, Inc.(b)(c)	4,257	169,471
California Resources Corp.	10,565	554,346
Comstock Resources, Inc.(c)	15,012	159,578
CONSOL Energy, Inc.	4,722	482,966
Core Laboratories, Inc.(c)	7,847	153,487
CVR Energy, Inc.(c)	5,025	127,736
Dorian LPG Ltd.	6,612	257,802
Dril-Quip, Inc.(b)(c)	5,939	96,865
Green Plains, Inc.(b)(c)	11,332	160,574
Helix Energy Solutions Group, Inc.(b)	24,661	276,696
Helmerich & Payne, Inc.(c)	17,979	586,655
Liberty Energy, Inc., Class A	27,458	565,360
Magnolia Oil & Gas Corp., Class A(c)	32,465	831,429
Nabors Industries Ltd.(b)(c)	1,631	122,928
Northern Oil and Gas, Inc.(c)	16,541	658,001
Oceaneering International, Inc.(b)	18,115	488,924
Par Pacific Holdings, Inc.(b)	10,024	224,939
Patterson-UTI Energy, Inc.	57,208	526,886
Peabody Energy Corp.	19,885	465,508
ProPetro Holding Corp.(b)	14,834	117,782
REX American Resources Corp.(b)	2,720	123,352
RPC, Inc.(c)	14,834	95,234
SM Energy Co.(c)	20,024	913,695
Talos Energy, Inc.(b)	25,745	295,295
Vital Energy, Inc.(b)(c)	4,560	163,658
World Kinect Corp.	10,243	294,896
		9,407,493
Financials-20.48%
Ambac Financial Group, Inc.(b)	10,208	119,434
Ameris Bancorp	11,206	690,626
AMERISAFE, Inc.	3,286	164,694
Apollo Commercial Real Estate Finance, Inc.	21,945	232,398
Arbor Realty Trust, Inc.(c)	31,648	430,413
Artisan Partners Asset Management, Inc., Class A	12,327	512,680
Assured Guaranty Ltd.	9,424	754,674
Atlantic Union Bankshares Corp.	15,497	614,921
Axos Financial, Inc.(b)	8,553	593,835
BancFirst Corp.	2,467	262,489
Bancorp, Inc. (The)(b)(c)	9,086	476,106
Bank of Hawaii Corp.	6,740	447,334
BankUnited, Inc.	12,599	484,180
Banner Corp.	5,744	342,170
Berkshire Hills Bancorp, Inc.(c)	7,322	201,648
BGC Group, Inc., Class A	68,965	681,374
	Shares	Value
Financials-(continued)
Blackstone Mortgage Trust, Inc., Class A(c)	29,447	$ 543,592
Bread Financial Holdings, Inc.	8,598	500,146
Brookline Bancorp, Inc.	15,211	155,609
Capitol Federal Financial, Inc.	20,035	120,410
Cathay General Bancorp	12,399	545,432
Central Pacific Financial Corp.	4,485	123,382
City Holding Co.(c)	2,497	296,494
Cohen & Steers, Inc.(c)	4,224	377,457
Community Financial System, Inc.	9,156	559,981
Customers Bancorp, Inc.(b)	4,717	244,435
CVB Financial Corp.(c)	22,230	409,477
Dime Community Bancshares, Inc.	5,685	147,867
Donnelley Financial Solutions, Inc.(b)	4,342	289,438
Eagle Bancorp, Inc.	5,259	114,488
Ellington Financial, Inc.	13,208	173,685
Employers Holdings, Inc.	4,343	208,247
Enova International, Inc.(b)	4,996	428,307
EVERTEC, Inc.	11,301	387,059
EZCORP, Inc., Class A(b)(c)	8,833	107,939
FB Financial Corp.(c)	5,941	286,475
First Bancorp	28,820	616,172
First Bancorp/Southern Pines NC	7,118	302,373
First Commonwealth Financial Corp.(c)	17,595	302,986
First Financial Bancorp	16,711	442,340
First Hawaiian, Inc.	21,482	522,657
Franklin BSP Realty Trust, Inc.	13,611	185,382
Fulton Financial Corp.(c)	31,538	610,260
Genworth Financial, Inc., Class A(b)	78,002	544,454
Goosehead Insurance, Inc., Class A(b)(c)	4,553	384,000
Green Dot Corp., Class A, (Acquired 06/17/2022 - 07/17/2024; Cost $131,112)(b)(c)(d)	7,299	81,530
HA Sustainable Infrastructure Capital, Inc.(c)	19,560	633,353
Hanmi Financial Corp.	5,041	99,862
HCI Group, Inc.(c)	1,129	108,192
Heritage Financial Corp.	6,068	138,593
Hilltop Holdings, Inc.	7,807	256,460
Hope Bancorp, Inc.	20,671	264,382
Horace Mann Educators Corp.	6,830	243,216
Independent Bank Corp.	7,498	474,698
Independent Bank Group, Inc.	6,381	371,502
Jackson Financial, Inc., Class A	12,306	1,107,171
KKR Real Estate Finance Trust, Inc.	9,894	118,035
Lakeland Financial Corp.(c)	4,253	289,842
Lincoln National Corp.(c)	29,710	953,691
Mercury General Corp.	4,797	317,705
Moelis & Co., Class A	11,993	801,012
Mr. Cooper Group, Inc.(b)	10,851	1,017,932
National Bank Holdings Corp., Class A	6,223	272,630
Navient Corp.	14,206	240,508
NBT Bancorp, Inc.	8,121	397,604
NMI Holdings, Inc., Class A(b)	13,868	569,559
Northwest Bancshares, Inc.	21,687	300,365
OFG Bancorp	8,017	368,702
Pacific Premier Bancorp, Inc.	16,601	426,646
Palomar Holdings, Inc.(b)(c)	4,129	409,679
Park National Corp.(c)	2,420	425,412
Pathward Financial, Inc.	4,129	284,158
Payoneer Global, Inc.(b)	46,232	343,504
PennyMac Mortgage Investment Trust(c)	14,357	204,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	2,611	$ 712,020
PJT Partners, Inc., Class A	3,848	475,228
PRA Group, Inc.(b)(c)	6,891	160,698
Preferred Bank(c)	2,109	174,731
ProAssurance Corp.(b)	9,423	126,268
PROG Holdings, Inc.	7,894	369,123
Provident Financial Services, Inc.	22,989	438,400
Radian Group, Inc.	26,197	947,022
Ready Capital Corp.(c)	26,194	217,148
Redwood Trust, Inc.(c)	21,383	161,869
Renasant Corp.(c)	9,789	342,615
S&T Bancorp, Inc.(c)	6,548	281,368
Safety Insurance Group, Inc.	2,516	222,792
Seacoast Banking Corp. of Florida(c)	14,474	396,009
ServisFirst Bancshares, Inc.(c)	8,369	678,391
Simmons First National Corp., Class A	21,650	463,743
SiriusPoint Ltd. (Sweden)(b)	15,707	235,448
Southside Bancshares, Inc.	4,898	167,659
Stellar Bancorp, Inc.(c)	7,904	215,542
Stewart Information Services Corp.	4,750	351,072
StoneX Group, Inc.(b)	4,755	393,999
Tompkins Financial Corp.(c)	2,148	131,758
Triumph Financial, Inc.(b)(c)	3,635	305,267
Trupanion, Inc.(b)	6,451	295,004
TrustCo Bank Corp.	3,192	111,209
Trustmark Corp.	10,551	351,454
Two Harbors Investment Corp.	17,046	241,371
United Community Banks, Inc.	20,593	627,469
United Fire Group, Inc., (Acquired 06/28/2021 - 07/17/2024; Cost $101,825)(d)	3,690	75,534
Veritex Holdings, Inc.(c)	9,150	230,488
Virtus Investment Partners, Inc.	1,175	248,700
WaFd, Inc.	11,810	433,073
Walker & Dunlop, Inc.(c)	5,562	595,468
Westamerica Bancorporation	4,588	237,612
WisdomTree, Inc.(c)	18,574	188,340
World Acceptance Corp.(b)(c)	566	66,703
WSFS Financial Corp.	10,024	548,714
		40,678,785
Health Care-10.19%
AdaptHealth Corp.(b)	11,191	122,989
Addus HomeCare Corp.(b)	2,620	348,486
Alkermes PLC(b)(c)	26,481	753,384
AMN Healthcare Services, Inc.(b)(c)	6,628	351,483
Amphastar Pharmaceuticals, Inc.(b)(c)	6,612	322,269
ANI Pharmaceuticals, Inc.(b)	2,530	161,288
Arcus Biosciences, Inc.(b)(c)	8,565	146,633
Artivion, Inc.(b)	6,488	176,084
Astrana Health, Inc.(b)(c)	7,324	350,014
Avanos Medical, Inc.(b)	7,611	184,338
BioLife Solutions, Inc.(b)	5,836	151,036
Catalyst Pharmaceuticals, Inc.(b)	19,782	400,586
Certara, Inc.(b)(c)	19,400	237,650
Collegium Pharmaceutical, Inc.(b)(c)	5,636	216,761
CONMED Corp.	5,389	394,583
Corcept Therapeutics, Inc.(b)(c)	14,046	495,824
CorVel Corp.(b)(c)	1,514	485,585
Cross Country Healthcare, Inc.(b)	5,735	85,566
	Shares	Value
Health Care-(continued)
Dynavax Technologies Corp.(b)(c)	21,288	$ 238,851
Enhabit, Inc.(b)	8,145	68,744
Ensign Group, Inc. (The)	9,506	1,438,828
Fortrea Holdings, Inc.(b)(c)	15,253	351,734
Fulgent Genetics, Inc.(b)(c)	3,482	78,554
Glaukos Corp.(b)	8,127	1,088,124
Harmony Biosciences Holdings, Inc.(b)(c)	5,440	195,731
HealthStream, Inc.	3,856	111,978
ICU Medical, Inc.(b)	3,122	516,160
Innoviva, Inc.(b)(c)	9,310	180,428
Integer Holdings Corp.(b)(c)	5,764	749,723
LeMaitre Vascular, Inc.	3,348	302,291
Ligand Pharmaceuticals, Inc.(b)(c)	2,941	311,158
Merit Medical Systems, Inc.(b)(c)	9,455	914,109
Mesa Laboratories, Inc.	853	114,038
Myriad Genetics, Inc.(b)	14,361	406,847
National HealthCare Corp.	2,328	319,239
NeoGenomics, Inc.(b)(c)	20,908	345,400
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	762	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	762	0
Omnicell, Inc.(b)	8,641	384,352
Organon & Co.(c)	43,904	981,254
Owens & Minor, Inc.(b)(c)	13,106	203,667
Pacira BioSciences, Inc.(b)(c)	8,161	126,985
Patterson Cos., Inc.	14,907	335,258
Pediatrix Medical Group, Inc.(b)	14,172	153,908
Phibro Animal Health Corp., Class A	3,354	70,434
Premier, Inc., Class A	20,441	416,383
Prestige Consumer Healthcare, Inc.(b)	8,143	607,794
Privia Health Group, Inc.(b)(c)	17,150	345,401
RadNet, Inc.(b)	10,434	691,670
REGENXBIO, Inc.(b)(c)	7,340	89,695
Select Medical Holdings Corp.	18,084	652,290
Simulations Plus, Inc.(c)	2,602	94,323
STAAR Surgical Co., (Acquired 06/21/2024 - 08/08/2024; Cost $341,221)(b)(d)	8,363	276,732
Supernus Pharmaceuticals, Inc.(b)(c)	9,244	325,019
U.S. Physical Therapy, Inc.	2,689	230,178
UFP Technologies, Inc.(b)	1,203	410,500
Varex Imaging Corp.(b)(c)	6,717	83,828
Vericel Corp.(b)	8,773	453,125
Xencor, Inc.(b)	10,918	190,956
		20,240,248
Industrials-17.55%
AAR Corp.(b)	5,900	388,102
ABM Industries, Inc.	9,804	560,299
AeroVironment, Inc.(b)	4,373	891,042
Air Lease Corp., Class A	17,907	828,557
Alamo Group, Inc.	1,815	336,501
Alaska Air Group, Inc.(b)	21,429	773,801
Albany International Corp., Class A	5,343	503,097
Allegiant Travel Co.(c)	2,372	99,814
American Woodmark Corp.(b)	2,793	250,281
Apogee Enterprises, Inc.	3,786	252,829
ArcBest Corp.	3,778	401,601
Arcosa, Inc.	8,493	777,025
Armstrong World Industries, Inc.	7,484	948,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Astec Industries, Inc.(c)	3,881	$ 131,294
AZZ, Inc.	5,167	429,739
Barnes Group, Inc.	8,543	342,062
Boise Cascade Co.	6,931	939,982
Brady Corp., Class A	7,763	574,772
CoreCivic, Inc.(b)	26,863	370,172
CSG Systems International, Inc.	4,950	240,174
Deluxe Corp.	7,340	151,131
DNOW, Inc.(b)	18,741	244,008
DXP Enterprises, Inc.(b)	2,241	123,255
Dycom Industries, Inc.(b)	4,859	854,990
Enerpac Tool Group Corp.	9,259	381,841
Enpro, Inc.	3,633	584,295
Enviri Corp.(b)	14,163	169,248
ESCO Technologies, Inc.	4,371	524,127
Federal Signal Corp.	10,920	1,031,831
Forward Air Corp.(c)	4,097	130,162
Franklin Electric Co., Inc.	6,769	703,028
GEO Group, Inc. (The)(b)(c)	23,437	325,071
Gibraltar Industries, Inc.(b)	5,413	377,124
GMS, Inc.(b)	6,807	590,779
Granite Construction, Inc.(c)	7,343	551,900
Greenbrier Cos., Inc. (The)(c)	5,597	271,175
Griffon Corp.	6,519	431,493
Hayward Holdings, Inc.(b)(c)	22,843	338,990
Healthcare Services Group, Inc.(b)	12,576	136,953
Heartland Express, Inc.(c)	7,322	90,646
Heidrick & Struggles International, Inc.	3,376	130,314
Hillenbrand, Inc.	12,571	414,340
HNI Corp.	8,129	437,747
Hub Group, Inc., Class A	10,467	493,310
Insteel Industries, Inc.	3,448	118,611
Interface, Inc.	10,468	197,636
JetBlue Airways Corp.(b)(c)	54,652	277,632
John Bean Technologies Corp.	5,311	477,140
Kelly Services, Inc., Class A	5,396	113,910
Kennametal, Inc.	13,815	357,394
Korn Ferry	9,210	672,790
Lindsay Corp.	1,819	225,647
Liquidity Services, Inc.(b)(c)	3,710	80,767
Marten Transport Ltd.	9,499	165,757
MasterBrand, Inc.(b)	22,158	355,414
Matson, Inc.	6,154	851,098
Matthews International Corp., Class A	5,300	134,249
Mercury Systems, Inc.(b)(c)	9,030	342,237
MillerKnoll, Inc.	13,102	385,854
Moog, Inc., Class A	4,871	961,535
Mueller Industries, Inc.	20,140	1,464,379
MYR Group, Inc.(b)	2,966	298,973
National Presto Industries, Inc.	875	68,504
NV5 Global, Inc.(b)	2,136	205,334
OPENLANE, Inc.(b)	18,507	320,726
Powell Industries, Inc.(c)	1,621	271,420
Proto Labs, Inc.(b)	4,182	127,885
Quanex Building Products Corp.(c)	6,119	169,068
Resideo Technologies, Inc.(b)	26,212	528,434
Rush Enterprises, Inc., Class A	10,694	563,574
RXO, Inc.(b)	18,944	539,146
SkyWest, Inc.(b)	6,503	504,243
SPX Technologies, Inc.(b)	7,639	1,246,226
	Shares	Value
Industrials-(continued)
Standex International Corp.	1,991	$ 355,692
Sun Country Airlines Holdings, Inc.(b)(c)	6,509	71,469
Tennant Co.	3,218	314,302
Titan International, Inc.(b)(c)	9,389	78,210
Trinity Industries, Inc.	14,778	487,822
UniFirst Corp.	2,580	489,400
Verra Mobility Corp., Class A(b)	28,113	776,200
Vestis Corp.	22,384	314,943
Viad Corp.(b)	3,477	119,644
Vicor Corp.(b)(c)	3,758	144,683
Wabash National Corp.(c)	8,319	161,888
		34,867,410
Information Technology-11.61%
A10 Networks, Inc.	12,482	171,877
ACI Worldwide, Inc.(b)	18,675	940,473
Adeia, Inc.	18,308	230,681
Advanced Energy Industries, Inc.	6,152	652,666
Agilysys, Inc.(b)	3,526	398,791
Alarm.com Holdings, Inc.(b)(c)	8,721	519,248
Alpha & Omega Semiconductor Ltd.(b)	3,638	152,105
Arlo Technologies, Inc.(b)	16,419	192,759
Axcelis Technologies, Inc.(b)	4,534	495,702
Badger Meter, Inc.	5,024	1,039,667
Benchmark Electronics, Inc.	6,312	268,323
BlackLine, Inc.(b)	8,844	438,220
CEVA, Inc.(b)(c)	3,683	88,171
Cohu, Inc.(b)	7,858	211,459
Corsair Gaming, Inc.(b)(c)	7,258	50,588
CTS Corp.(c)	5,248	258,464
Digi International, Inc.(b)(c)	6,445	189,870
Diodes, Inc.(b)	7,653	533,338
DoubleVerify Holdings, Inc.(b)	22,784	448,845
DXC Technology Co.(b)	25,185	520,574
Envestnet, Inc.(b)	9,046	567,636
ePlus, Inc.(b)(c)	4,489	430,764
Fabrinet (Thailand)(b)	6,135	1,494,793
FormFactor, Inc.(b)	12,489	609,088
Harmonic, Inc.(b)	20,429	295,199
Ichor Holdings Ltd.(b)	4,780	148,180
Insight Enterprises, Inc.(b)(c)	4,594	997,220
InterDigital, Inc.(c)	4,157	575,994
Itron, Inc.(b)	7,599	776,770
Knowles Corp.(b)	14,430	266,233
Kulicke & Soffa Industries, Inc. (Singapore)	9,334	408,923
LiveRamp Holdings, Inc.(b)	11,203	290,382
Marathon Digital Holdings, Inc.(b)(c)	35,950	600,365
MaxLinear, Inc.(b)	12,127	184,088
N-able, Inc.(b)	10,661	137,100
NetScout Systems, Inc.(b)	13,039	280,078
OSI Systems, Inc.(b)	2,717	407,197
PC Connection, Inc.	1,958	143,091
Perficient, Inc.(b)	5,817	437,264
Photronics, Inc.(b)	10,716	277,116
Plexus Corp.(b)	4,938	632,607
Progress Software Corp.	7,378	429,031
Rogers Corp.(b)	2,771	297,217
Sanmina Corp.(b)	9,522	660,636
ScanSource, Inc.(b)	4,365	222,353
SiTime Corp.(b)	2,790	403,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
SMART Global Holdings, Inc.(b)(c)	7,944	$ 164,600
Sprinklr, Inc., Class A(b)(c)	24,344	218,366
SPS Commerce, Inc.(b)	6,175	1,233,394
TTM Technologies, Inc.(b)	17,088	332,362
Ultra Clean Holdings, Inc.(b)	7,027	264,918
Veeco Instruments, Inc.(b)	8,456	300,103
Viasat, Inc.(b)(c)	15,057	236,395
Viavi Solutions, Inc.(b)	37,494	322,823
Xerox Holdings Corp.(c)	18,528	209,922
		23,057,630
Materials-5.78%
AdvanSix, Inc.	4,323	127,788
Alpha Metallurgical Resources, Inc.	2,106	503,650
Arch Resources, Inc.	3,400	463,862
ATI, Inc.(b)(c)	22,514	1,438,194
Balchem Corp.	5,423	960,034
Carpenter Technology Corp.	8,684	1,257,183
Century Aluminum Co.(b)(c)	10,250	147,190
Clearwater Paper Corp.(b)	2,819	93,788
H.B. Fuller Co.	9,243	791,755
Hawkins, Inc.	3,165	400,911
Haynes International, Inc.	2,114	127,136
Innospec, Inc.	4,313	497,116
Kaiser Aluminum Corp.(c)	2,790	207,995
Koppers Holdings, Inc.	3,737	147,910
Materion Corp.	3,611	419,020
Mativ Holdings, Inc., Class A(c)	9,077	172,100
Mercer International, Inc. (Germany)(c)	8,045	48,270
Metallus, Inc.(b)(c)	7,065	114,877
Minerals Technologies, Inc.	5,605	432,145
Myers Industries, Inc.	6,329	96,770
O-I Glass, Inc.(b)	27,751	352,160
Olympic Steel, Inc.	1,786	71,619
Quaker Chemical Corp.	2,388	404,217
Sensient Technologies Corp.	7,183	559,125
Stepan Co.	3,585	278,304
SunCoke Energy, Inc.	15,267	136,792
Sylvamo Corp.	6,022	476,280
Warrior Met Coal, Inc.	9,259	567,669
Worthington Steel, Inc.	5,414	191,656
		11,485,516
Real Estate-7.60%
Acadia Realty Trust(c)	17,365	390,886
Alexander & Baldwin, Inc.	12,239	242,210
American Assets Trust, Inc.	8,290	225,903
Apple Hospitality REIT, Inc.	35,361	510,613
Armada Hoffler Properties, Inc.	11,477	141,282
Brandywine Realty Trust(c)	29,046	151,911
CareTrust REIT, Inc.	22,300	666,324
Centerspace(c)	2,547	190,516
Community Healthcare Trust, Inc.	4,004	74,995
Cushman & Wakefield PLC(b)	34,267	445,471
DiamondRock Hospitality Co.	35,875	315,341
Douglas Emmett, Inc.(c)	29,280	468,480
Easterly Government Properties, Inc.(c)	15,662	205,485
Elme Communities	14,524	256,494
Essential Properties Realty Trust, Inc.(c)	25,508	813,960
eXp World Holdings, Inc.(c)	12,578	147,917
Four Corners Property Trust, Inc.	15,281	433,216
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.(c)	8,475	$ 269,336
Highwoods Properties, Inc.	18,090	582,860
Hudson Pacific Properties, Inc.(c)	21,489	110,668
Innovative Industrial Properties, Inc.(c)	4,767	592,443
JBG SMITH Properties, (Acquired 06/16/2023 - 07/19/2024; Cost $220,360)(c)(d)	14,357	249,812
LTC Properties, Inc.	7,013	257,587
LXP Industrial Trust	47,406	491,126
Macerich Co. (The)	37,230	594,563
Marcus & Millichap, Inc.(c)	4,120	163,440
Medical Properties Trust, Inc.(c)	111,045	499,702
NexPoint Residential Trust, Inc.	3,740	176,902
Pebblebrook Hotel Trust	20,273	269,631
Phillips Edison & Co., Inc.	20,569	760,230
Retail Opportunity Investments Corp.(c)	21,475	328,353
Safehold, Inc.(c)	7,589	190,180
Saul Centers, Inc.	2,133	87,069
Service Properties Trust	29,409	137,928
SITE Centers Corp.(c)	7,443	449,185
SL Green Realty Corp.	10,408	693,589
St. Joe Co. (The)	6,135	364,235
Summit Hotel Properties, Inc.	18,421	125,079
Sunstone Hotel Investors, Inc.	35,022	365,279
Tanger, Inc.	17,958	546,642
Universal Health Realty Income Trust	2,050	92,045
Urban Edge Properties	19,758	417,882
Veris Residential, Inc.	13,587	238,316
Whitestone REIT	7,807	104,770
Xenia Hotels & Resorts, Inc.(c)	17,438	248,317
		15,088,173
Utilities-2.29%
American States Water Co.	6,476	527,276
Avista Corp.	13,799	533,193
California Water Service Group	10,092	558,390
Chesapeake Utilities Corp.	3,894	461,128
Clearway Energy, Inc., Class C	19,815	573,843
MGE Energy, Inc.	6,347	550,317
Northwest Natural Holding Co.	6,414	257,971
Otter Tail Corp.(c)	7,226	610,958
SJW Group	5,160	304,388
Unitil Corp.	2,816	169,805
		4,547,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $160,434,600)		198,452,224
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.19%
Invesco Private Government Fund, 5.28%(g)(h)(i)	9,631,261	9,631,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(g)(h)(i)	26,497,940	$ 26,508,539
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,137,448)		36,139,800
TOTAL INVESTMENTS IN SECURITIES-118.11% (Cost $196,572,048)		234,592,024
OTHER ASSETS LESS LIABILITIES-(18.11)%		(35,974,354)
NET ASSETS-100.00%		$198,617,670
Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $749,724, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,880,536	$(6,880,536)	$-	$-	$-	$3,942
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,755,881	82,160,733	(84,285,353)	-	-	9,631,261	613,086*
Invesco Private Prime Fund	31,259,276	174,540,717	(179,302,882)	1,178	10,250	26,508,539	1,646,821*
Total	$43,015,157	$263,581,986	$(270,468,771)	$1,178	$10,250	$36,139,800	$2,263,849

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco S&P SmallCap 600® GARP ETF (GRPZ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.60%
Cogent Communications Holdings, Inc.(b)	482	$ 33,730
Consumer Discretionary-20.48%
Asbury Automotive Group, Inc.(b)(c)	91	22,353
Boot Barn Holdings, Inc.(c)	156	20,930
Caleres, Inc.	474	19,970
Cavco Industries, Inc.(c)	55	22,733
Ethan Allen Interiors, Inc.	762	23,988
G-III Apparel Group Ltd.(c)	856	22,658
Golden Entertainment, Inc.	602	19,499
Green Brick Partners, Inc.(c)	413	32,536
Group 1 Automotive, Inc.	81	30,518
Guess?, Inc.	995	20,616
Installed Building Products, Inc.	92	20,453
La-Z-Boy, Inc.	462	18,743
Monarch Casino & Resort, Inc.	441	33,481
Signet Jewelers Ltd.(b)	245	20,604
Steven Madden Ltd.	608	27,421
Stride, Inc.(b)(c)	309	25,443
Worthington Enterprises, Inc.	421	19,282
XPEL, Inc.(c)(d)	714	30,909
		432,137
Consumer Staples-3.55%
Cal-Maine Foods, Inc.	592	42,648
Inter Parfums, Inc.	250	32,210
		74,858
Energy-12.42%
CONSOL Energy, Inc.	340	34,775
CVR Energy, Inc.(b)	1,076	27,352
Dorian LPG Ltd.	609	23,745
Helmerich & Payne, Inc.	568	18,534
Liberty Energy, Inc., Class A	1,268	26,108
Magnolia Oil & Gas Corp., Class A(b)	912	23,356
Northern Oil and Gas, Inc.	797	31,705
Par Pacific Holdings, Inc.(c)	1,100	24,684
RPC, Inc.	4,638	29,776
SM Energy Co.	484	22,085
		262,120
Financials-20.03%
Axos Financial, Inc.(c)	333	23,120
BancFirst Corp.	206	21,918
Bancorp, Inc. (The)(c)	596	31,230
Bread Financial Holdings, Inc.	423	24,606
Cathay General Bancorp	473	20,807
Customers Bancorp, Inc.(c)	413	21,402
First Bancorp	1,372	29,333
HCI Group, Inc.	206	19,741
OFG Bancorp	502	23,087
Palomar Holdings, Inc.(c)	373	37,009
Pathward Financial, Inc.	392	26,978
Preferred Bank	299	24,772
PROG Holdings, Inc.	510	23,848
S&T Bancorp, Inc.(b)	828	35,579
SiriusPoint Ltd. (Sweden)(c)	1,429	21,421
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	372	$ 19,266
WisdomTree, Inc.	1,835	18,607
		422,724
Health Care-10.39%
Alkermes PLC(c)	793	22,561
AMN Healthcare Services, Inc.(c)	432	22,909
Amphastar Pharmaceuticals, Inc.(c)	719	35,044
Catalyst Pharmaceuticals, Inc.(c)	1,862	37,706
Collegium Pharmaceutical, Inc.(c)	637	24,499
CorVel Corp.(c)	66	21,168
Cross Country Healthcare, Inc.(c)	2,203	32,869
Harmony Biosciences Holdings, Inc.(c)	624	22,451
		219,207
Industrials-14.69%
Apogee Enterprises, Inc.	306	20,435
Armstrong World Industries, Inc.	162	20,535
DNOW, Inc.(c)	1,199	15,611
Dycom Industries, Inc.(c)	106	18,652
Enerpac Tool Group Corp.	583	24,043
GMS, Inc.(b)(c)	279	24,214
Heidrick & Struggles International, Inc.	562	21,693
Liquidity Services, Inc.(c)	1,174	25,558
Matson, Inc.	141	19,500
Mueller Industries, Inc.	319	23,194
MYR Group, Inc.(c)	117	11,794
Rush Enterprises, Inc., Class A	461	24,295
Standex International Corp.	106	18,937
Titan International, Inc.(c)	2,229	18,568
Wabash National Corp.	1,181	22,982
		310,011
Information Technology-10.37%
Agilysys, Inc.(c)	223	25,221
Axcelis Technologies, Inc.(c)	216	23,615
Badger Meter, Inc.	94	19,452
Diodes, Inc.(c)	228	15,889
Fabrinet (Thailand)(c)	77	18,761
Harmonic, Inc.(c)	1,531	22,123
InterDigital, Inc.	192	26,604
Marathon Digital Holdings, Inc.(c)	1,821	30,411
Photronics, Inc.(c)	718	18,568
Sanmina Corp.(c)	261	18,108
		218,752
Materials-5.58%
Alpha Metallurgical Resources, Inc.	111	26,546
Arch Resources, Inc.	131	17,872
Hawkins, Inc.	189	23,941
Sylvamo Corp.	246	19,456
Warrior Met Coal, Inc.	487	29,858
		117,673
Utilities-0.79%
Otter Tail Corp.	196	16,572
Total Common Stocks & Other Equity Interests (Cost $1,972,432)		2,107,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco S&P SmallCap 600® GARP ETF (GRPZ)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $1,091)	1,091	$ 1,091
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $1,973,523)		2,108,875
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.52%
Invesco Private Government Fund, 5.28%(e)(f)(g)	90,879	90,879
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	236,546	$ 236,641
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $327,504)		327,520
TOTAL INVESTMENTS IN SECURITIES-115.47% (Cost $2,301,027)		2,436,395
OTHER ASSETS LESS LIABILITIES-(15.47)%		(326,422)
NET ASSETS-100.00%		$2,109,973

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented 1.46% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$73,293	$(72,202)	$-	$-	$1,091	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	262,112	(171,233)	-	-	90,879	514*
Invesco Private Prime Fund	-	582,459	(345,834)	16	-	236,641	1,361*
Total	$-	$917,864	$(589,269)	$16	$-	$328,611	$1,905

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Communication Services-5.49%
Cable One, Inc.(b)	1,376	$ 485,343
Cogent Communications Holdings, Inc.(b)	14,853	1,039,413
John Wiley & Sons, Inc., Class A	10,391	501,989
Scholastic Corp.	10,392	331,297
		2,358,042
Consumer Discretionary-10.10%
Bloomin’ Brands, Inc.(b)	37,347	653,572
Dine Brands Global, Inc.(b)	23,812	752,935
Ethan Allen Interiors, Inc.	25,764	811,051
Haverty Furniture Cos., Inc., (Acquired 07/31/2024 - 08/27/2024; Cost $757,840)(b)(c)	25,997	712,318
Movado Group, Inc.	31,824	759,321
Upbound Group, Inc.	19,413	646,453
		4,335,650
Consumer Staples-11.92%
Cal-Maine Foods, Inc.(b)	6,479	466,747
Energizer Holdings, Inc.	18,707	606,107
Fresh Del Monte Produce, Inc.	24,659	721,029
Inter Parfums, Inc.	2,476	319,008
SpartanNash Co.	32,293	713,352
Universal Corp.(b)	17,831	968,223
Vector Group Ltd.	88,065	1,319,214
		5,113,680
Energy-6.53%
Archrock, Inc.	20,635	417,446
California Resources Corp.	6,452	338,536
CVR Energy, Inc.(b)	41,564	1,056,557
Northern Oil and Gas, Inc.(b)	15,680	623,750
World Kinect Corp.(b)	12,716	366,094
		2,802,383
Financials-24.04%
Apollo Commercial Real Estate Finance, Inc.(b)	119,958	1,270,355
ARMOUR Residential REIT, Inc.(b)	61,127	1,250,047
Blackstone Mortgage Trust, Inc., Class A(b)	72,863	1,345,051
Ellington Financial, Inc.	99,717	1,311,279
KKR Real Estate Finance Trust, Inc.(b)	112,688	1,344,368
New York Mortgage Trust, Inc.(b)	195,712	1,305,399
Ready Capital Corp.(b)	140,462	1,164,430
Two Harbors Investment Corp.(b)	93,722	1,327,103
		10,318,032
Health Care-3.52%
National HealthCare Corp.	2,398	328,838
Patterson Cos., Inc.	24,147	543,066
Premier, Inc., Class A	31,369	638,986
		1,510,890
Industrials-8.11%
CSG Systems International, Inc.(b)	8,833	428,577
Deluxe Corp.(b)	31,499	648,564
HNI Corp.	8,279	445,824
	Shares	Value
Industrials-(continued)
Kennametal, Inc.(b)	19,616	$ 507,466
Matthews International Corp., Class A	19,602	496,519
Robert Half, Inc.	6,883	431,358
Trinity Industries, Inc.	15,757	520,139
		3,478,447
Materials-5.00%
AdvanSix, Inc.	15,107	446,563
Myers Industries, Inc.	39,555	604,796
Sealed Air Corp.	9,068	316,927
Sensient Technologies Corp.	3,861	300,540
SunCoke Energy, Inc.(b)	53,399	478,455
		2,147,281
Real Estate-13.30%
Community Healthcare Trust, Inc.	42,141	789,301
Easterly Government Properties, Inc.(b)	88,741	1,164,282
Global Net Lease, Inc.(b)	146,296	1,261,071
Highwoods Properties, Inc.(b)	36,826	1,186,534
Kennedy-Wilson Holdings, Inc.(b)	117,282	1,304,176
		5,705,364
Utilities-11.79%
American States Water Co.	4,142	337,242
Avista Corp.	19,621	758,155
California Water Service Group	6,024	333,308
Chesapeake Utilities Corp.	2,711	321,037
Clearway Energy, Inc., Class C	34,969	1,012,702
MGE Energy, Inc.	3,799	329,392
Middlesex Water Co.	5,387	339,435
Northwest Natural Holding Co.	19,014	764,743
SJW Group	6,877	405,674
Unitil Corp.	7,609	458,823
		5,060,511
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $42,955,940)		42,830,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.34%
Invesco Private Government Fund, 5.28%(d)(e)(f)	3,635,080	3,635,080
Invesco Private Prime Fund, 5.46%(d)(e)(f)	9,809,963	9,813,887
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,448,521)		13,448,967
TOTAL INVESTMENTS IN SECURITIES-131.14% (Cost $56,404,461)		56,279,247
OTHER ASSETS LESS LIABILITIES-(31.14)%		(13,364,873)
NET ASSETS-100.00%		$42,914,374

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Restricted security. The value of this security at August 31, 2024 represented 1.66% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,606,671	$(1,606,671)	$-	$-	$-	$1,038
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,724,212	26,781,381	(24,870,513)	-	-	3,635,080	100,787*
Invesco Private Prime Fund	4,433,688	61,279,349	(55,901,091)	345	1,596	9,813,887	269,339*
Total	$6,157,900	$89,667,401	$(82,378,275)	$345	$1,596	$13,448,967	$371,164

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P SmallCap Low Volatility ETF (XSLV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-0.95%
Madison Square Garden Sports Corp., Class A(b)	15,886	$ 3,320,968
Consumer Discretionary-2.46%
Monarch Casino & Resort, Inc.	42,386	3,217,945
Steven Madden Ltd.	62,062	2,798,996
Sturm, Ruger & Co., Inc.	60,932	2,566,456
		8,583,397
Consumer Staples-6.27%
Edgewell Personal Care Co.	76,700	3,084,874
Fresh Del Monte Produce, Inc.	87,268	2,551,716
J&J Snack Foods Corp.(c)	14,919	2,539,065
John B. Sanfilippo & Son, Inc.	26,782	2,540,808
PriceSmart, Inc.(c)	32,877	2,945,122
Simply Good Foods Co. (The)(b)	73,641	2,326,319
SpartanNash Co.	126,614	2,796,903
Tootsie Roll Industries, Inc.(c)	102,920	3,058,783
		21,843,590
Energy-0.80%
Magnolia Oil & Gas Corp., Class A(c)	108,531	2,779,479
Financials-25.79%
AMERISAFE, Inc.	66,020	3,308,922
Assured Guaranty Ltd.	37,669	3,016,533
BrightSphere Investment Group, Inc.	110,987	2,706,973
Central Pacific Financial Corp.	98,990	2,723,215
City Holding Co.(c)	26,354	3,129,274
Donnelley Financial Solutions, Inc.(b)	40,660	2,710,396
Ellington Financial, Inc.	239,981	3,155,750
Employers Holdings, Inc.	77,379	3,710,323
EVERTEC, Inc.	75,707	2,592,965
EZCORP, Inc., Class A(b)(c)	214,933	2,626,481
First Bancorp	129,302	2,764,477
First Hawaiian, Inc.(c)	108,685	2,644,306
Franklin BSP Realty Trust, Inc.(c)	211,434	2,879,731
Genworth Financial, Inc., Class A(b)	386,356	2,696,765
Hilltop Holdings, Inc.(c)	84,421	2,773,230
Horace Mann Educators Corp.	86,820	3,091,660
Mr. Cooper Group, Inc.(b)	32,812	3,078,094
National Bank Holdings Corp., Class A	61,709	2,703,471
Navient Corp.	176,477	2,987,756
NMI Holdings, Inc., Class A(b)(c)	81,397	3,342,975
Northwest Bancshares, Inc.(c)	198,779	2,753,089
OFG Bancorp	61,501	2,828,431
Pathward Financial, Inc.	43,269	2,977,773
Piper Sandler Cos.	10,412	2,839,352
PJT Partners, Inc., Class A	21,979	2,714,406
Radian Group, Inc.(c)	84,500	3,054,675
Safety Insurance Group, Inc.	39,813	3,525,441
SiriusPoint Ltd. (Sweden)(b)	169,248	2,537,028
StoneX Group, Inc.(b)	32,602	2,701,402
Westamerica Bancorporation(c)	52,084	2,697,430
WisdomTree, Inc.(c)	252,836	2,563,757
		89,836,081
Health Care-7.44%
Addus HomeCare Corp.(b)	19,625	2,610,321
	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)(c)	22,941	$ 3,472,350
HealthStream, Inc.	91,459	2,655,969
Innoviva, Inc.(b)(c)	172,373	3,340,589
Merit Medical Systems, Inc.(b)(c)	27,606	2,668,948
National HealthCare Corp.(c)	20,616	2,827,072
Premier, Inc., Class A	140,744	2,866,955
Prestige Consumer Healthcare, Inc.(b)(c)	42,602	3,179,813
U.S. Physical Therapy, Inc.	26,949	2,306,835
		25,928,852
Industrials-21.50%
Air Lease Corp., Class A	60,660	2,806,738
Albany International Corp., Class A	27,905	2,627,535
Apogee Enterprises, Inc.	40,829	2,726,561
Arcosa, Inc.(c)	30,187	2,761,809
Armstrong World Industries, Inc.	21,888	2,774,523
Brady Corp., Class A	41,961	3,106,792
Enerpac Tool Group Corp.(c)	62,645	2,583,480
ESCO Technologies, Inc.	23,551	2,824,000
Federal Signal Corp.	26,909	2,542,631
Franklin Electric Co., Inc.	32,917	3,418,760
Gates Industrial Corp. PLC(b)	148,585	2,698,304
Hub Group, Inc., Class A	62,315	2,936,906
Kelly Services, Inc., Class A	128,261	2,707,590
Kennametal, Inc.(c)	102,328	2,647,225
Korn Ferry	39,675	2,898,259
Marten Transport Ltd.	151,035	2,635,561
Moog, Inc., Class A	14,018	2,767,153
Mueller Industries, Inc.	37,295	2,711,719
National Presto Industries, Inc.	41,814	3,273,618
NV5 Global, Inc.(b)	26,175	2,516,203
OPENLANE, Inc.(b)(c)	152,401	2,641,109
Robert Half, Inc.(c)	49,474	3,100,536
Schneider National, Inc., Class B	90,123	2,443,234
Tennant Co.	28,418	2,775,586
UniFirst Corp.	13,419	2,545,450
Verra Mobility Corp., Class A(b)(c)	96,666	2,668,948
Werner Enterprises, Inc.(c)	74,478	2,752,707
		74,892,937
Information Technology-4.77%
Insight Enterprises, Inc.(b)(c)	14,818	3,216,543
InterDigital, Inc.(c)	19,786	2,741,548
N-able, Inc.(b)	184,744	2,375,808
PC Connection, Inc.	37,281	2,724,495
Plexus Corp.(b)	20,436	2,618,056
Progress Software Corp.	50,230	2,920,875
		16,597,325
Materials-4.39%
Balchem Corp.(c)	17,735	3,139,627
H.B. Fuller Co.	38,637	3,309,646
Innospec, Inc.	27,928	3,218,981
Minerals Technologies, Inc.	36,269	2,796,340
Sensient Technologies Corp.	36,211	2,818,664
		15,283,258
Real Estate-19.60%
Acadia Realty Trust(c)	126,869	2,855,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
Alexander & Baldwin, Inc.(c)	159,885	$ 3,164,124
Apple Hospitality REIT, Inc.	211,030	3,047,273
Armada Hoffler Properties, Inc.	231,070	2,844,472
CareTrust REIT, Inc.	129,116	3,857,986
Centerspace(c)	34,931	2,612,839
DiamondRock Hospitality Co.(c)	328,348	2,886,179
Elme Communities	151,259	2,671,234
Essential Properties Realty Trust, Inc.(c)	113,958	3,636,400
Four Corners Property Trust, Inc.(c)	120,741	3,423,007
Getty Realty Corp.(c)	109,316	3,474,062
LTC Properties, Inc.(c)	102,251	3,755,679
LXP Industrial Trust(c)	294,817	3,054,304
Phillips Edison & Co., Inc.(c)	94,141	3,479,451
Saul Centers, Inc.	75,550	3,083,951
SITE Centers Corp.(c)	48,697	2,938,864
Sunstone Hotel Investors, Inc.	326,318	3,403,497
Tanger, Inc.(c)	99,118	3,017,152
Universal Health Realty Income Trust(c)	58,144	2,610,666
Urban Edge Properties	140,318	2,967,726
Veris Residential, Inc.(c)	153,977	2,700,757
Whitestone REIT	208,415	2,796,929
		68,282,373
Utilities-5.91%
American States Water Co.	38,899	3,167,157
Avista Corp.	75,577	2,920,295
California Water Service Group	53,128	2,939,572
	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.	23,926	$ 2,833,317
Northwest Natural Holding Co.	70,005	2,815,601
SJW Group	50,015	2,950,385
Unitil Corp.	48,885	2,947,766
		20,574,093
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $316,336,248)		347,922,353
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.35%
Invesco Private Government Fund, 5.28%(d)(e)(f)	12,645,679	12,645,679
Invesco Private Prime Fund, 5.46%(d)(e)(f)	33,838,100	33,851,635
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,494,729)		46,497,314
TOTAL INVESTMENTS IN SECURITIES-113.23% (Cost $362,830,977)		394,419,667
OTHER ASSETS LESS LIABILITIES-(13.23)%		(46,086,716)
NET ASSETS-100.00%		$348,332,951

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,405,336	$(13,405,336)	$-	$-	$-	$9,814
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,093,200	113,049,202	(113,496,723)	-	-	12,645,679	711,482*
Invesco Private Prime Fund	41,909,242	228,557,466	(236,630,963)	3,273	12,617	33,851,635	1,910,421*
Total	$55,002,442	$355,012,004	$(363,533,022)	$3,273	$12,617	$46,497,314	$2,631,717

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P SmallCap Low Volatility ETF (XSLV)—(continued)
August 31, 2024
(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P SmallCap Quality ETF (XSHQ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Communication Services-0.73%
Yelp, Inc.(b)	66,520	$ 2,323,543
Consumer Discretionary-19.02%
Academy Sports & Outdoors, Inc.(c)	80,962	4,491,772
American Eagle Outfitters, Inc.(c)	185,135	3,810,078
Buckle, Inc. (The)(c)	50,249	2,105,433
Caleres, Inc.(c)	39,271	1,654,487
Dorman Products, Inc.(b)	25,924	2,940,300
Frontdoor, Inc.(b)	97,145	4,670,732
G-III Apparel Group Ltd.(b)(c)	55,759	1,475,941
Golden Entertainment, Inc.(c)	40,104	1,298,969
Green Brick Partners, Inc.(b)	23,526	1,853,378
Guess?, Inc.(c)	25,093	519,927
Installed Building Products, Inc.(c)	29,150	6,480,336
Kontoor Brands, Inc.	82,296	6,159,856
LCI Industries	25,589	3,015,408
M/I Homes, Inc.(b)	29,565	4,711,774
Monarch Casino & Resort, Inc.	14,806	1,124,071
Monro, Inc.(c)	26,834	726,933
Oxford Industries, Inc.(c)	15,790	1,373,414
Patrick Industries, Inc.	20,686	2,673,045
Signet Jewelers Ltd.(c)	53,709	4,516,927
Steven Madden Ltd.	65,852	2,969,925
Worthington Enterprises, Inc.(c)	49,405	2,262,749
		60,835,455
Consumer Staples-4.99%
Andersons, Inc. (The)	40,632	2,071,013
Central Garden & Pet Co., Class A(b)	56,909	1,946,288
Inter Parfums, Inc.	16,680	2,149,051
John B. Sanfilippo & Son, Inc.	11,882	1,127,245
National Beverage Corp.(c)	31,842	1,437,985
USANA Health Sciences, Inc.(b)	9,797	399,914
WD-40 Co.(c)	19,235	5,055,727
WK Kellogg Co.	104,318	1,791,140
		15,978,363
Energy-4.97%
CONSOL Energy, Inc.	38,925	3,981,249
CVR Energy, Inc.(c)	33,509	851,799
Dorian LPG Ltd.	39,438	1,537,688
Helmerich & Payne, Inc.(c)	97,548	3,182,991
REX American Resources Corp.(b)(c)	20,382	924,324
RPC, Inc.(c)	75,387	483,984
SM Energy Co.	108,030	4,929,409
		15,891,444
Financials-26.54%
AMERISAFE, Inc.	24,093	1,207,541
Artisan Partners Asset Management, Inc., Class A	152,723	6,351,750
Assured Guaranty Ltd.	47,229	3,782,098
Axos Financial, Inc.(b)	56,135	3,897,453
BancFirst Corp.	14,413	1,533,543
Bancorp, Inc. (The)(b)(c)	67,655	3,545,122
Cathay General Bancorp	65,542	2,883,193
City Holding Co.(c)	14,130	1,677,796
Cohen & Steers, Inc.(c)	41,431	3,702,274
Donnelley Financial Solutions, Inc.(b)	31,345	2,089,458
	Shares	Value
Financials-(continued)
Employers Holdings, Inc.	23,502	$ 1,126,921
First Bancorp	185,508	3,966,161
HCI Group, Inc.(c)	9,523	912,589
Jackson Financial, Inc., Class A	102,514	9,223,185
Lakeland Financial Corp.(c)	24,128	1,644,323
Lincoln National Corp.	169,644	5,445,572
Mercury General Corp.	25,433	1,684,428
NMI Holdings, Inc., Class A(b)(c)	85,273	3,502,162
OFG Bancorp	47,648	2,191,332
Palomar Holdings, Inc.(b)(c)	27,000	2,678,940
Pathward Financial, Inc.	31,563	2,172,166
Payoneer Global, Inc.(b)	281,595	2,092,251
PJT Partners, Inc., Class A	42,061	5,194,533
Preferred Bank(c)	14,720	1,219,552
PROG Holdings, Inc.	42,095	1,968,362
Radian Group, Inc.	134,288	4,854,511
Virtus Investment Partners, Inc.	6,325	1,338,750
Westamerica Bancorporation	31,398	1,626,102
WisdomTree, Inc.(c)	135,321	1,372,155
		84,884,223
Health Care-8.32%
Alkermes PLC(b)(c)	229,074	6,517,155
Astrana Health, Inc.(b)(c)	41,607	1,988,398
Collegium Pharmaceutical, Inc.(b)(c)	43,760	1,683,010
Corcept Therapeutics, Inc.(b)(c)	118,139	4,170,307
CorVel Corp.(b)	12,071	3,871,532
Cross Country Healthcare, Inc.(b)	44,610	665,581
Harmony Biosciences Holdings, Inc.(b)(c)	38,416	1,382,208
National HealthCare Corp.(c)	12,975	1,779,262
Pacira BioSciences, Inc.(b)(c)	46,200	718,872
Patterson Cos., Inc.(c)	75,696	1,702,403
Simulations Plus, Inc.(c)	15,344	556,220
STAAR Surgical Co., (Acquired 06/21/2024 - 08/28/2024; Cost $2,030,922)(b)(c)(d)	47,781	1,581,073
		26,616,021
Industrials-22.24%
American Woodmark Corp.(b)	16,318	1,462,256
Apogee Enterprises, Inc.	28,822	1,924,733
Armstrong World Industries, Inc.	58,232	7,381,488
Boise Cascade Co.	40,142	5,444,058
Brady Corp., Class A	49,186	3,641,731
CSG Systems International, Inc.(c)	27,712	1,344,586
DNOW, Inc.(b)	101,070	1,315,931
Enerpac Tool Group Corp.	60,598	2,499,062
Federal Signal Corp.	60,437	5,710,692
Franklin Electric Co., Inc.	40,353	4,191,063
Gibraltar Industries, Inc.(b)(c)	33,940	2,364,600
GMS, Inc.(b)	37,534	3,257,576
Insteel Industries, Inc.	25,895	890,788
Interface, Inc.	57,363	1,083,013
John Bean Technologies Corp.(c)	51,889	4,661,708
Lindsay Corp.	10,275	1,274,614
Liquidity Services, Inc.(b)(c)	22,488	489,564
MasterBrand, Inc.(b)	137,678	2,208,355
Mueller Industries, Inc.	162,500	11,815,375
National Presto Industries, Inc.	4,884	382,368
Powell Industries, Inc.(c)	15,792	2,644,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Standex International Corp.	10,263	$ 1,833,485
Tennant Co.	21,225	2,073,046
Wabash National Corp.(c)	63,665	1,238,921
		71,133,226
Information Technology-5.08%
A10 Networks, Inc.	89,467	1,231,960
Agilysys, Inc.(b)	31,667	3,581,538
Badger Meter, Inc.	30,836	6,381,202
InterDigital, Inc.(c)	25,160	3,486,170
Photronics, Inc.(b)	60,679	1,569,159
		16,250,029
Materials-6.17%
Alpha Metallurgical Resources, Inc.	15,480	3,702,042
Arch Resources, Inc.	22,017	3,003,779
Balchem Corp.	28,692	5,079,345
Century Aluminum Co.(b)(c)	98,153	1,409,477
Clearwater Paper Corp.(b)	14,828	493,327
Hawkins, Inc.	16,077	2,036,474
Innospec, Inc.	21,983	2,533,761
Worthington Steel, Inc.	41,952	1,485,101
		19,743,306
Real Estate-0.81%
Urban Edge Properties	121,925	2,578,714
Utilities-1.01%
Otter Tail Corp.(c)	38,419	3,248,326
Total Common Stocks & Other Equity Interests (Cost $295,287,560)		319,482,650
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $168,991)	168,991	$ 168,991
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $295,456,551)		319,651,641
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.51%
Invesco Private Government Fund, 5.28%(e)(f)(g)	14,909,742	14,909,742
Invesco Private Prime Fund, 5.46%(e)(f)(g)	44,267,237	44,284,944
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,190,730)		59,194,686
TOTAL INVESTMENTS IN SECURITIES-118.44% (Cost $354,647,281)		378,846,327
OTHER ASSETS LESS LIABILITIES-(18.44)%		(58,994,929)
NET ASSETS-100.00%		$319,851,398

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Restricted security. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,381,697	$(2,212,706)	$-	$-	$168,991	$2,243
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,117,246	115,008,024	(103,215,528)	-	-	14,909,742	450,929*
Invesco Private Prime Fund	8,015,776	209,500,021	(173,234,910)	3,956	101	44,284,944	1,210,661*
Total	$11,133,022	$326,889,742	$(278,663,144)	$3,956	$101	$59,363,677	$1,663,833

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Invesco S&P SmallCap Quality ETF (XSHQ)—(continued)
August 31, 2024
(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

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67

Statements of Assets and Liabilities
August 31, 2024
	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Assets:
Unaffiliated investments in securities, at value(a)	$12,112,940	$5,188,738,266	$606,841,187	$106,051,121	$40,883,482
Affiliated investments in securities, at value	964,969	68,588,625	68,843,690	1,977,105	1,141,638
Cash	-	-	-	-	-
Receivable for:
Dividends and interest	18,920	5,797,266	811,158	272,966	71,352
Securities lending	60	5,287	57,222	163	31
Investments sold	-	17,171,603	-	503,205	-
Fund shares sold	-	29,609,063	-	-	-
Foreign tax reclaims	-	3,161	1,262	760	-
Total assets	13,096,889	5,309,913,271	676,554,519	108,805,320	42,096,503
Liabilities:
Due to custodian	1,738	1,349,096	172,731	55,621	44,694
Payable for:
Investments purchased	-	46,949,150	-	-	-
Collateral upon return of securities loaned	964,926	68,586,033	68,412,293	1,977,024	1,141,583
Fund shares repurchased	-	-	-	503,592	-
Accrued unitary management fees	1,896	169,620	100,258	11,329	8,562
Total liabilities	968,560	117,053,899	68,685,282	2,547,566	1,194,839
Net Assets	$12,128,329	$5,192,859,372	$607,869,237	$106,257,754	$40,901,664
Net assets consist of:
Shares of beneficial interest	$11,784,206	$4,331,322,393	$699,003,931	$116,896,587	$62,440,109
Distributable earnings (loss)	344,123	861,536,979	(91,134,694)	(10,638,833)	(21,538,445)
Net Assets	$12,128,329	$5,192,859,372	$607,869,237	$106,257,754	$40,901,664
Shares outstanding (unlimited amount authorized, $0.01 par value)	450,001	92,075,001	12,750,001	2,110,001	760,001
Net asset value	$26.95	$56.40	$47.68	$50.36	$53.82
Market price	$26.95	$56.38	$47.65	$50.35	$53.78
Unaffiliated investments in securities, at cost	$10,835,190	$4,266,992,467	$539,259,995	$97,660,038	$34,897,583
Affiliated investments in securities, at cost	$964,926	$68,586,033	$68,930,093	$1,977,024	$1,141,583
(a)Includes securities on loan with an aggregate value of:	$948,564	$62,892,323	$66,143,013	$1,941,741	$1,129,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

$446,469,315	$2,816,263	$3,757,143,983	$7,510,078,383	$5,073,289	$2,324,888,497	$1,032,872,931	$320,429,524
27,101,333	61,226	161,339,328	144,551,003	211,542	5,061,493	10,591,422	38,699,012
2	-	-	-	-	-	-	2,233

386,599	5,842	14,618,928	13,295,975	8,164	803,069	1,204,373	231,946
2,404	5	11,400	6,818	7	340	458	2,723
859,004	-	-	47,613,339	-	27,398,909	-	-
-	-	2,972,375	19,913,288	-	1,784,436	-	-
-	-	-	-	-	-	498	-
474,818,657	2,883,336	3,936,086,014	7,735,458,806	5,293,002	2,359,936,744	1,044,669,682	359,365,438

-	3,856	5,437,365	6,740,722	-	1,499	58	-

-	-	2,964,419	19,898,112	-	1,777,698	-	-
23,400,073	61,222	161,334,577	144,548,042	209,764	3,405,090	10,394,642	38,427,917
858,026	-	-	47,649,654	-	3,568,873	-	-
99,176	900	871,829	1,537,978	417	196,693	93,328	39,441
24,357,275	65,978	170,608,190	220,374,508	210,181	8,949,853	10,488,028	38,467,358
$450,461,382	$2,817,358	$3,765,477,824	$7,515,084,298	$5,082,821	$2,350,986,891	$1,034,181,654	$320,898,080

$716,855,860	$2,458,498	$4,434,242,184	$9,566,835,863	$6,288,565	$2,316,517,989	$831,152,900	$284,824,662
(266,394,478)	358,860	(668,764,360)	(2,051,751,565)	(1,205,744)	34,468,902	203,028,754	36,073,418
$450,461,382	$2,817,358	$3,765,477,824	$7,515,084,298	$5,082,821	$2,350,986,891	$1,034,181,654	$320,898,080
5,250,000	90,001	76,010,000	105,670,000	110,001	26,350,001	30,900,001	11,200,001
$85.80	$31.30	$49.54	$71.12	$46.21	$89.22	$33.47	$28.65
$85.78	$31.26	$49.55	$71.14	$46.21	$89.20	$33.47	$28.67
$480,445,403	$2,459,819	$3,509,860,986	$6,654,115,721	$4,496,166	$2,257,284,033	$774,179,419	$259,255,211
$27,989,184	$61,222	$161,334,577	$144,548,042	$211,542	$5,061,268	$10,653,051	$38,696,952
$23,017,698	$60,537	$158,528,401	$142,683,577	$207,034	$3,343,754	$10,211,425	$37,836,118

69

Statements of Assets and Liabilities—(continued)
August 31, 2024
	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)
Assets:
Unaffiliated investments in securities, at value(a)	$849,008,060	$198,452,224	$2,107,784	$42,830,280	$347,922,353
Affiliated investments in securities, at value	48,431,165	36,139,800	328,611	13,448,967	46,497,314
Cash	31,803	-	-	-	-
Receivable for:
Dividends and interest	916,328	213,601	1,913	141,324	487,740
Securities lending	2,749	6,178	24	1,308	3,057
Investments sold	1,206,981	-	-	-	482,020
Fund shares sold	6,035,940	-	-	-	-
Total assets	905,633,026	234,811,803	2,438,332	56,421,879	395,392,484
Liabilities:
Due to custodian	-	32,264	247	49,413	10,465
Payable for:
Investments purchased	6,034,904	-	-	-	-
Collateral upon return of securities loaned	48,362,035	36,137,448	327,504	13,448,521	46,494,729
Fund shares repurchased	1,207,188	-	-	-	482,455
Accrued unitary management fees	173,081	24,421	608	9,571	71,884
Total liabilities	55,777,208	36,194,133	328,359	13,507,505	47,059,533
Net Assets	$849,855,818	$198,617,670	$2,109,973	$42,914,374	$348,332,951
Net assets consist of:
Shares of beneficial interest	$1,441,908,612	$171,263,174	$2,004,480	$56,770,821	$1,034,278,769
Distributable earnings (loss)	(592,052,794)	27,354,496	105,493	(13,856,447)	(685,945,818)
Net Assets	$849,855,818	$198,617,670	$2,109,973	$42,914,374	$348,332,951
Shares outstanding (unlimited amount authorized, $0.01 par value)	14,080,000	7,300,001	80,001	2,750,001	7,220,000
Net asset value	$60.36	$27.21	$26.37	$15.61	$48.25
Market price	$60.30	$27.21	$26.37	$15.61	$48.19
Unaffiliated investments in securities, at cost	$748,660,264	$160,434,600	$1,972,432	$42,955,940	$316,336,248
Affiliated investments in securities, at cost	$48,429,939	$36,137,448	$328,595	$13,448,521	$46,494,729
(a)Includes securities on loan with an aggregate value of:	$47,799,408	$35,293,781	$207,730	$13,126,932	$45,642,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco S&P SmallCap Quality ETF (XSHQ)

$319,482,650
59,363,677
1,595

264,182
5,003
-
-
379,117,107

-

-
59,190,730
-
74,979
59,265,709
$319,851,398

$311,802,649
8,048,749
$319,851,398
7,540,001
$42.42
$42.41
$295,287,560
$59,359,721
$58,383,412

71

Statements of Operations
For the year ended August 31, 2024
	Invesco ESG S&P 500 Equal Weight ETF (RSPE)	Invesco MSCI USA ETF (PBUS)	Invesco Russell 1000 Equal Weight ETF (EQAL)	Invesco S&P 500® Enhanced Value ETF (SPVU)	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
Investment income:
Unaffiliated dividend income	$187,753	$59,047,365	$11,701,353	$2,964,059	$981,856
Affiliated dividend income	1,404	62,675	30,655	10,102	765
Securities lending income, net	934	828,012	514,779	9,387	1,528
Foreign withholding tax	-	(20,248)	(18,686)	(570)	-
Total investment income	190,091	59,917,804	12,228,101	2,982,978	984,149
Expenses:
Unitary management fees	18,828	1,661,080	1,193,965	130,891	105,598
Tax expenses	-	-	-	-	-
Total expenses	18,828	1,661,080	1,193,965	130,891	105,598
Less: Waivers	(4)	(1,066)	(200)	(55)	(14)
Net expenses	18,824	1,660,014	1,193,765	130,836	105,584
Net investment income	171,267	58,257,790	11,034,336	2,852,142	878,565
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(261,232)	(27,898,672)	(23,141,812)	(1,042,554)	(644,546)
Affiliated investment securities	(16,588)	(203,918)	25,462	(106,972)	631
Unaffiliated in-kind redemptions	334,258	246,760,550	27,558,780	4,355,521	1,189,741
Affiliated in-kind redemptions	(3,745)	126	(1,901)	(4,590)	-
Net realized gain	52,693	218,658,086	4,440,529	3,201,405	545,826
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,343,313	768,139,659	63,633,351	16,671,885	5,534,375
Affiliated investment securities	12,487	204,748	33,418	91,866	63
Change in net unrealized appreciation (depreciation)	1,355,800	768,344,407	63,666,769	16,763,751	5,534,438
Net realized and unrealized gain	1,408,493	987,002,493	68,107,298	19,965,156	6,080,264
Net increase in net assets resulting from operations	$1,579,760	$1,045,260,283	$79,141,634	$22,817,298	$6,958,829

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco S&P 500® High Beta ETF (SPHB)	Invesco S&P 500 High Dividend Growers ETF (DIVG)(a)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	Invesco S&P 500® Low Volatility ETF (SPLV)	Invesco S&P 500 Minimum Variance ETF (SPMV)	Invesco S&P 500® Momentum ETF (SPMO)	Invesco S&P 500 QVM Multi-factor ETF (QVML)	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)

$6,631,868	$72,825	$133,934,809	$176,676,427	$193,798	$6,319,510	$12,929,018	$4,326,094
281,431	78	45,161	86,604	194	22,444	28,074	5,215
63,888	21,379	118,431	197,698	225	16,027	21,906	56,223
(16,167)	(49)	-	-	-	-	(4,010)	-
6,961,020	94,233	134,098,401	176,960,729	194,217	6,357,981	12,974,988	4,387,532

1,366,387	7,904	8,941,719	19,214,473	9,935	1,179,701	1,004,111	426,936
-	405	-	-	-	-	-	-
1,366,387	8,309	8,941,719	19,214,473	9,935	1,179,701	1,004,111	426,936
(199)	(1)	(898)	(1,657)	(4)	(396)	(367)	(99)
1,366,188	8,308	8,940,821	19,212,816	9,931	1,179,305	1,003,744	426,837
5,594,832	85,925	125,157,580	157,747,913	184,286	5,178,676	11,971,244	3,960,695

(39,909,665)	(12,465)	(89,127,568)	(237,792,848)	(959,388)	(10,736,769)	(10,795,888)	(4,406,485)
(888,675)	5	(2,851)	59,711	(84)	(4,004)	4,969	9,407
82,191,278	167,616	114,870,267	298,164,244	2,705,729	176,185,661	33,411,210	9,065,377
114,084	-	-	-	-	-	(557)	-
41,507,022	155,156	25,739,848	60,431,107	1,746,257	165,444,888	22,619,734	4,668,299

2,478,565	356,444	541,496,851	1,057,569,173	(437,087)	56,111,986	196,526,954	41,551,341
1,171,424	4	7,107	3,750	-	225	15,166	2,060
3,649,989	356,448	541,503,958	1,057,572,923	(437,087)	56,112,211	196,542,120	41,553,401
45,157,011	511,604	567,243,806	1,118,004,030	1,309,170	221,557,099	219,161,854	46,221,700
$50,751,843	$597,529	$692,401,386	$1,275,751,943	$1,493,456	$226,735,775	$231,133,098	$50,182,395

73

Statements of Operations—(continued)
For the year ended August 31, 2024
	Invesco S&P MidCap Low Volatility ETF (XMLV)	Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	Invesco S&P SmallCap 600® GARP ETF (GRPZ)(b)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	Invesco S&P SmallCap Low Volatility ETF (XSLV)
Investment income:
Unaffiliated dividend income	$20,574,675	$3,165,800	$14,570	$1,428,206	$8,654,792
Affiliated dividend income	17,828	3,942	30	1,038	9,814
Securities lending income, net	83,304	91,137	45	13,348	62,891
Foreign withholding tax	-	(3,320)	(101)	-	(5,937)
Total investment income	20,675,807	3,257,559	14,544	1,442,592	8,721,560
Expenses:
Unitary management fees	2,060,225	294,211	3,443	80,293	896,154
Less: Waivers	(352)	(74)	-	(19)	(190)
Net expenses	2,059,873	294,137	3,443	80,274	895,964
Net investment income	18,615,934	2,963,422	11,101	1,362,318	7,825,596
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	17,604,224	(1,576,611)	(35,050)	(2,229,984)	977,394
Affiliated investment securities	21,020	10,250	-	1,596	12,617
In-kind redemptions	21,002,050	11,320,953	5,339	199,569	9,902,033
Net realized gain (loss)	38,627,294	9,754,592	(29,711)	(2,028,819)	10,892,044
Change in net unrealized appreciation of:
Unaffiliated investment securities	90,223,230	21,357,690	135,352	2,716,264	43,098,319
Affiliated investment securities	1,615	1,178	16	345	3,273
Change in net unrealized appreciation	90,224,845	21,358,868	135,368	2,716,609	43,101,592
Net realized and unrealized gain	128,852,139	31,113,460	105,657	687,790	53,993,636
Net increase in net assets resulting from operations	$147,468,073	$34,076,882	$116,758	$2,050,108	$61,819,232

(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco S&P SmallCap Quality ETF (XSHQ)

$2,258,197
2,243
37,569
(10,245)
2,287,764

397,055
(40)
397,015
1,890,749

(8,343,797)
101
9,074,221
730,525

20,136,418
3,956
20,140,374
20,870,899
$22,761,648

75

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco ESG S&P 500 Equal Weight ETF (RSPE)		Invesco MSCI USA ETF (PBUS)
	2024	2023	2024	2023
Operations:
Net investment income	$171,267	$209,429	$58,257,790	$37,499,968
Net realized gain (loss)	52,693	(197,390)	218,658,086	12,818,460
Change in net unrealized appreciation (depreciation)	1,355,800	833,672	768,344,407	294,217,722
Net increase in net assets resulting from operations	1,579,760	845,711	1,045,260,283	344,536,150
Distributions to Shareholders from:
Distributable earnings	(175,106)	(202,615)	(54,314,562)	(37,261,216)
Shareholder Transactions:
Proceeds from shares sold	3,779,376	4,541,830	1,929,374,317	746,359,472
Value of shares repurchased	(4,546,268)	(3,262,900)	(763,082,131)	(299,058,051)
Net increase (decrease) in net assets resulting from share transactions	(766,892)	1,278,930	1,166,292,186	447,301,421
Net increase (decrease) in net assets	637,762	1,922,026	2,157,237,907	754,576,355
Net assets:
Beginning of year	11,490,567	9,568,541	3,035,621,465	2,281,045,110
End of year	$12,128,329	$11,490,567	$5,192,859,372	$3,035,621,465
Changes in Shares Outstanding:
Shares sold	150,000	200,000	39,525,000	16,925,000
Shares repurchased	(200,000)	(150,000)	(14,925,000)	(7,175,000)
Shares outstanding, beginning of year	500,001	450,001	67,475,001	57,725,001
Shares outstanding, end of year	450,001	500,001	92,075,001	67,475,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Invesco Russell 1000 Equal Weight ETF (EQAL)		Invesco S&P 500® Enhanced Value ETF (SPVU)		Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)		Invesco S&P 500® High Beta ETF (SPHB)
2024	2023	2024	2023	2024	2023	2024	2023

$11,034,336	$11,519,903	$2,852,142	$3,636,378	$878,565	$1,206,888	$5,594,832	$3,618,192
4,440,529	(25,354,929)	3,201,405	(6,490,551)	545,826	418,945	41,507,022	(49,361,473)
63,666,769	35,731,685	16,763,751	3,696,712	5,534,438	(1,333,424)	3,649,989	99,839,961
79,141,634	21,896,659	22,817,298	842,539	6,958,829	292,409	50,751,843	54,096,680

(11,297,572)	(11,211,391)	(2,939,353)	(3,745,870)	(1,012,244)	(1,214,873)	(5,679,266)	(3,617,061)

24,903,808	125,436,020	31,871,021	75,497,290	-	10,985,778	727,126,481	821,389,561
(144,286,154)	(94,181,729)	(36,495,509)	(126,224,423)	(11,582,697)	(17,615,459)	(908,189,190)	(813,101,879)
(119,382,346)	31,254,291	(4,624,488)	(50,727,133)	(11,582,697)	(6,629,681)	(181,062,709)	8,287,682
(51,538,284)	41,939,559	15,253,457	(53,630,464)	(5,636,112)	(7,552,145)	(135,990,132)	58,767,301

659,407,521	617,467,962	91,004,297	144,634,761	46,537,776	54,089,921	586,451,514	527,684,213
$607,869,237	$659,407,521	$106,257,754	$91,004,297	$40,901,664	$46,537,776	$450,461,382	$586,451,514

600,000	3,075,000	700,000	1,830,000	-	230,000	9,050,000	11,680,000
(3,450,000)	(2,350,000)	(800,000)	(3,180,000)	(240,000)	(370,000)	(11,510,000)	(12,150,000)
15,600,001	14,875,001	2,210,001	3,560,001	1,000,001	1,140,001	7,710,000	8,180,000
12,750,001	15,600,001	2,110,001	2,210,001	760,001	1,000,001	5,250,000	7,710,000

77

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco S&P 500 High Dividend Growers ETF (DIVG)	Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	2024(a)	2024	2023
Operations:
Net investment income	$85,925	$125,157,580	$151,894,238
Net realized gain (loss)	155,156	25,739,848	(70,956,259)
Change in net unrealized appreciation (depreciation)	356,448	541,503,958	(174,943,861)
Net increase (decrease) in net assets resulting from operations	597,529	692,401,386	(94,005,882)
Distributions to Shareholders from:
Distributable earnings	(72,511)	(125,736,697)	(149,959,572)
Shareholder Transactions:
Proceeds from shares sold	3,975,227	1,515,951,252	1,158,655,819
Value of shares repurchased	(1,682,887)	(1,442,482,942)	(1,597,329,380)
Net increase (decrease) in net assets resulting from share transactions	2,292,340	73,468,310	(438,673,561)
Net increase (decrease) in net assets	2,817,358	640,132,999	(682,639,015)
Net assets:
Beginning of year	-	3,125,344,825	3,807,983,840
End of year	$2,817,358	$3,765,477,824	$3,125,344,825
Changes in Shares Outstanding:
Shares sold	150,001	32,830,000	26,430,000
Shares repurchased	(60,000)	(32,740,000)	(37,230,000)
Shares outstanding, beginning of year	-	75,920,000	86,720,000
Shares outstanding, end of year	90,001	76,010,000	75,920,000

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Invesco S&P 500® Low Volatility ETF (SPLV)		Invesco S&P 500 Minimum Variance ETF (SPMV)		Invesco S&P 500® Momentum ETF (SPMO)		Invesco S&P 500 QVM Multi-factor ETF (QVML)
2024	2023	2024	2023	2024	2023	2024	2023

$157,747,913	$232,765,306	$184,286	$434,432	$5,178,676	$4,159,344	$11,971,244	$14,252,213
60,431,107	(315,078,468)	1,746,257	90,240	165,444,888	(12,985,832)	22,619,734	5,635,464
1,057,572,923	(38,059,952)	(437,087)	699,937	56,112,211	20,271,754	196,542,120	94,618,869
1,275,751,943	(120,373,114)	1,493,456	1,224,609	226,735,775	11,445,266	231,133,098	114,506,546

(178,561,681)	(227,021,350)	(238,019)	(418,555)	(4,816,948)	(3,947,923)	(11,976,935)	(14,198,526)

2,198,385,874	3,109,749,035	4,554,728	6,156,009	3,200,018,988	184,709,966	87,031,036	274,360,733
(4,496,507,472)	(5,019,323,675)	(23,502,735)	(5,764,893)	(1,268,523,036)	(108,608,457)	(121,207,986)	(249,520,869)
(2,298,121,598)	(1,909,574,640)	(18,948,007)	391,116	1,931,495,952	76,101,509	(34,176,950)	24,839,864
(1,200,931,336)	(2,256,969,104)	(17,692,570)	1,197,170	2,153,414,779	83,598,852	184,979,213	125,147,884

8,716,015,634	10,972,984,738	22,775,391	21,578,221	197,572,112	113,973,260	849,202,441	724,054,557
$7,515,084,298	$8,716,015,634	$5,082,821	$22,775,391	$2,350,986,891	$197,572,112	$1,034,181,654	$849,202,441

34,470,000	49,610,000	120,000	170,000	39,050,000	3,280,000	2,750,000	11,750,000
(71,090,000)	(80,970,000)	(610,000)	(160,000)	(16,090,000)	(1,990,000)	(4,050,000)	(10,250,000)
142,290,000	173,650,000	600,001	590,001	3,390,001	2,100,001	32,200,001	30,700,001
105,670,000	142,290,000	110,001	600,001	26,350,001	3,390,001	30,900,001	32,200,001

79

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)		Invesco S&P MidCap Low Volatility ETF (XMLV)
	2024	2023	2024	2023
Operations:
Net investment income	$3,960,695	$3,848,775	$18,615,934	$25,537,526
Net realized gain (loss)	4,668,299	(9,671,108)	38,627,294	(24,991,155)
Change in net unrealized appreciation	41,553,401	31,244,799	90,224,845	9,419,336
Net increase (decrease) in net assets resulting from operations	50,182,395	25,422,466	147,468,073	9,965,707
Distributions to Shareholders from:
Distributable earnings	(3,760,526)	(3,932,590)	(18,618,680)	(25,580,808)
Shareholder Transactions:
Proceeds from shares sold	21,215,072	13,190,356	34,737,495	307,556,578
Value of shares repurchased	(14,406,982)	(11,374,029)	(212,635,704)	(556,086,436)
Net increase (decrease) in net assets resulting from share transactions	6,808,090	1,816,327	(177,898,209)	(248,529,858)
Net increase (decrease) in net assets	53,229,959	23,306,203	(49,048,816)	(264,144,959)
Net assets:
Beginning of year	267,668,121	244,361,918	898,904,634	1,163,049,593
End of year	$320,898,080	$267,668,121	$849,855,818	$898,904,634
Changes in Shares Outstanding:
Shares sold	770,000	600,000	620,000	5,610,000
Shares repurchased	(530,000)	(510,000)	(3,990,000)	(10,300,000)
Shares outstanding, beginning of year	10,960,001	10,870,001	17,450,000	22,140,000
Shares outstanding, end of year	11,200,001	10,960,001	14,080,000	17,450,000

(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)		Invesco S&P SmallCap 600® GARP ETF (GRPZ)	Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)		Invesco S&P SmallCap Low Volatility ETF (XSLV)
2024	2023	2024(b)	2024	2023	2024	2023

$2,963,422	$2,324,845	$11,101	$1,362,318	$1,063,013	$7,825,596	$15,200,784
9,754,592	(7,346,457)	(29,711)	(2,028,819)	(4,665,336)	10,892,044	(98,175,351)
21,358,868	18,839,236	135,368	2,716,609	535,562	43,101,592	39,106,315
34,076,882	13,817,624	116,758	2,050,108	(3,066,761)	61,819,232	(43,868,252)

(2,894,937)	(2,116,823)	(6,030)	(1,977,924)	(1,539,401)	(7,875,630)	(17,648,492)

5,761,446	94,043,570	2,955,370	25,094,686	9,918,697	7,586,585	53,944,271
(41,263,449)	(1,117,471)	(956,125)	(1,389,147)	(11,052,463)	(121,222,881)	(310,766,146)
(35,502,003)	92,926,099	1,999,245	23,705,539	(1,133,766)	(113,636,296)	(256,821,875)
(4,320,058)	104,626,900	2,109,973	23,777,723	(5,739,928)	(59,692,694)	(318,338,619)

202,937,728	98,310,828	-	19,136,651	24,876,579	408,025,645	726,364,264
$198,617,670	$202,937,728	$2,109,973	$42,914,374	$19,136,651	$348,332,951	$408,025,645

230,000	4,330,000	120,001	1,640,000	550,000	170,000	1,220,000
(1,650,000)	(50,000)	(40,000)	(90,000)	(660,000)	(2,810,000)	(7,480,000)
8,720,001	4,440,001	-	1,200,001	1,310,001	9,860,000	16,120,000
7,300,001	8,720,001	80,001	2,750,001	1,200,001	7,220,000	9,860,000

81

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco S&P SmallCap Quality ETF (XSHQ)
	2024	2023
Operations:
Net investment income	$1,890,749	$492,578
Net realized gain (loss)	730,525	(1,505,923)
Change in net unrealized appreciation	20,140,374	5,352,855
Net increase in net assets resulting from operations	22,761,648	4,339,510
Distributions to Shareholders from:
Distributable earnings	(1,265,852)	(507,211)
Shareholder Transactions:
Proceeds from shares sold	321,526,616	34,367,485
Value of shares repurchased	(71,350,466)	(18,703,064)
Net increase in net assets resulting from share transactions	250,176,150	15,664,421
Net increase in net assets	271,671,946	19,496,720
Net assets:
Beginning of year	48,179,452	28,682,732
End of year	$319,851,398	$48,179,452
Changes in Shares Outstanding:
Shares sold	8,070,000	980,000
Shares repurchased	(1,830,000)	(550,000)
Shares outstanding, beginning of year	1,300,001	870,001
Shares outstanding, end of year	7,540,001	1,300,001
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
	Years Ended August 31,		For the Period November 15, 2021(a) Through August 31, 2022
	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$22.98	$21.26	$25.00
Net investment income(b)	0.44	0.43	0.34
Net realized and unrealized gain (loss) on investments	3.97	1.71	(3.81)
Total from investment operations	4.41	2.14	(3.47)
Distributions to shareholders from:
Net investment income	(0.44)	(0.42)	(0.27)
Net asset value at end of period	$26.95	$22.98	$21.26
Market price at end of period(c)	$26.95	$22.99	$21.28
Net Asset Value Total Return(d)	19.43%	10.21%	(13.93)%(e)
Market Price Total Return(d)	19.38%	10.15%	(13.85)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$12,128	$11,491	$9,569
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%(f)
Net investment income	1.82%	1.93%	1.85%(f)
Portfolio turnover rate(g)	33%	33%	45%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 17, 2021, the first day of trading on the exchange) to August 31, 2022 was (13.61)%. The market price total return from Fund Inception to August 31, 2022 was (13.57)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights—(continued)
Invesco MSCI USA ETF (PBUS)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$44.99	$39.52	$46.14	$35.42	$29.16
Net investment income(a)	0.70	0.65	0.63	0.57	0.56
Net realized and unrealized gain (loss) on investments	11.38	5.47	(6.63)	10.58	6.21
Total from investment operations	12.08	6.12	(6.00)	11.15	6.77
Distributions to shareholders from:
Net investment income	(0.67)	(0.65)	(0.61)	(0.43)	(0.51)
Net realized gains	-	-	(0.01)	-	-
Total distributions	(0.67)	(0.65)	(0.62)	(0.43)	(0.51)
Net asset value at end of year	$56.40	$44.99	$39.52	$46.14	$35.42
Market price at end of year(b)	$56.38	$44.99	$39.55	$46.14	$35.61
Net Asset Value Total Return(c)	27.06%	15.72%	(13.10)%	31.79%	23.71%
Market Price Total Return(c)	27.02%	15.63%	(13.03)%	31.07%	24.36%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$5,192,859	$3,035,621	$2,281,045	$2,174,202	$8,855
Ratio to average net assets of:
Expenses	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income	1.40%	1.61%	1.44%	1.32%	1.82%
Portfolio turnover rate(d)	3%	3%	3%	6%	5%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco Russell 1000 Equal Weight ETF (EQAL)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$42.27	$41.51	$46.30	$33.47	$31.51
Net investment income(a)	0.80	0.78	0.73	0.61	0.61
Net realized and unrealized gain (loss) on investments	5.41	0.75	(4.86)	12.90	2.01
Total from investment operations	6.21	1.53	(4.13)	13.51	2.62
Distributions to shareholders from:
Net investment income	(0.80)	(0.77)	(0.66)	(0.68)	(0.66)
Net asset value at end of year	$47.68	$42.27	$41.51	$46.30	$33.47
Market price at end of year(b)	$47.65	$42.28	$41.54	$46.28	$33.52
Net Asset Value Total Return(c)	14.89%	3.80%	(8.96)%	40.74%	8.71%
Market Price Total Return(c)	14.80%	3.75%	(8.86)%	40.46%	8.87%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$607,869	$659,408	$617,468	$673,641	$475,339
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.85%	1.90%	1.64%	1.49%	1.95%
Portfolio turnover rate(d)	30%	27%	27%	40%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights—(continued)
Invesco S&P 500® Enhanced Value ETF (SPVU)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$41.18	$40.63	$42.47	$28.77	$33.42
Net investment income(a)	1.29	1.23	1.02	0.96	0.99
Net realized and unrealized gain (loss) on investments	9.24	0.47(b)	(1.78)	13.63	(4.69)
Total from investment operations	10.53	1.70	(0.76)	14.59	(3.70)
Distributions to shareholders from:
Net investment income	(1.35)	(1.15)	(1.08)	(0.89)	(0.95)
Net asset value at end of year	$50.36	$41.18	$40.63	$42.47	$28.77
Market price at end of year(c)	$50.35	$41.19	$40.65	$42.44	$28.82
Net Asset Value Total Return(d)	26.01%	4.33%	(1.85)%	51.49%	(11.04)%
Market Price Total Return(d)	25.95%	4.31%	(1.72)%	51.13%	(10.97)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$106,258	$91,004	$144,635	$145,243	$69,042
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.83%	3.00%	2.36%	2.53%	3.14%
Portfolio turnover rate(e)	31%	39%	32%	36%	39%

(a)	Based on average shares outstanding.
(b)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$46.54	$47.45	$49.30	$39.43	$38.76
Net investment income(a)	1.00	1.10	0.94	0.57	0.72
Net realized and unrealized gain (loss) on investments	7.41	(0.90)	(1.94)	9.88	0.71
Total from investment operations	8.41	0.20	(1.00)	10.45	1.43
Distributions to shareholders from:
Net investment income	(1.13)	(1.11)	(0.85)	(0.58)	(0.76)
Net asset value at end of year	$53.82	$46.54	$47.45	$49.30	$39.43
Market price at end of year(b)	$53.78	$46.53	$47.49	$49.27	$39.49
Net Asset Value Total Return(c)	18.40%	0.39%	(2.04)%	26.73%	3.86%
Market Price Total Return(c)	18.34%	0.29%	(1.90)%	26.46%	3.99%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$40,902	$46,538	$54,090	$52,256	$69,002
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.08%	2.31%	1.94%	1.33%	1.87%
Portfolio turnover rate(d)	66%	60%	77%	64%	84%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights—(continued)
Invesco S&P 500® High Beta ETF (SPHB)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$76.06	$64.51	$74.74	$43.73	$40.44
Net investment income(a)	0.82	0.45	0.51	0.89	0.99(b)
Net realized and unrealized gain (loss) on investments	9.71	11.54	(10.12)	30.93	3.25
Total from investment operations	10.53	11.99	(9.61)	31.82	4.24
Distributions to shareholders from:
Net investment income	(0.79)	(0.44)	(0.62)	(0.81)	(0.95)
Net asset value at end of year	$85.80	$76.06	$64.51	$74.74	$43.73
Market price at end of year(c)	$85.78	$76.05	$64.58	$74.75	$43.83
Net Asset Value Total Return(d)	13.92%	18.68%	(12.92)%	73.38%	11.38%
Market Price Total Return(d)	13.90%	18.54%	(12.84)%	73.01%	11.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$450,461	$586,452	$527,684	$1,679,341	$131,175
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.02%	0.65%	0.69%	1.30%	2.39%(b)
Portfolio turnover rate(e)	91%	66%	76%	103%	113%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.79 and 1.91%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights—(continued)
Invesco S&P 500 High Dividend Growers ETF (DIVG)
For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.88
Net realized and unrealized gain on investments	6.16
Total from investment operations	7.04
Distributions to shareholders from:
Net investment income	(0.74)
Net asset value at end of period	$31.30
Market price at end of period(c)	$31.26
Net Asset Value Total Return(d)	28.48%(e)
Market Price Total Return(d)	28.31%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,817
Ratio to average net assets of:
Expenses	0.41%(f)
Net investment income	4.24%(f)
Portfolio turnover rate(g)	40%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 25.22%. The market price total return from Fund Inception to August 31, 2024 was 25.06%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights—(continued)
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$41.17	$43.91	$44.24	$34.10	$40.52
Net investment income(a)	1.80	1.80	1.60	1.57	1.53
Net realized and unrealized gain (loss) on investments	8.37	(2.76)	(0.27)	10.21	(6.10)
Total from investment operations	10.17	(0.96)	1.33	11.78	(4.57)
Distributions to shareholders from:
Net investment income	(1.80)	(1.78)	(1.66)	(1.64)	(1.85)
Net asset value at end of year	$49.54	$41.17	$43.91	$44.24	$34.10
Market price at end of year(b)	$49.55	$41.16	$43.96	$44.23	$34.16
Net Asset Value Total Return(c)	25.52%	(2.20)%	3.02%	35.25%	(11.46)%
Market Price Total Return(c)	25.58%	(2.34)%	3.15%	34.98%	(11.37)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$3,765,478	$3,125,345	$3,807,984	$3,034,476	$2,446,739
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	4.20%	4.24%	3.56%	3.90%	4.02%
Portfolio turnover rate(d)	49%	67%	60%	45%	76%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Low Volatility ETF (SPLV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$61.26	$63.19	$64.07	$54.69	$56.75
Net investment income(a)	1.30	1.46	1.35	0.91	1.27
Net realized and unrealized gain (loss) on investments	10.02	(1.95)	(0.96)	9.42	(2.01)
Total from investment operations	11.32	(0.49)	0.39	10.33	(0.74)
Distributions to shareholders from:
Net investment income	(1.46)	(1.44)	(1.27)	(0.95)	(1.32)
Net asset value at end of year	$71.12	$61.26	$63.19	$64.07	$54.69
Market price at end of year(b)	$71.14	$61.25	$63.25	$64.05	$54.77
Net Asset Value Total Return(c)	18.81%	(0.80)%	0.60%	19.09%	(1.19)%
Market Price Total Return(c)	18.86%	(0.91)%	0.73%	18.87%	(1.08)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$7,515,084	$8,716,016	$10,972,985	$8,217,477	$9,233,967
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.05%	2.35%	2.10%	1.58%	2.33%
Portfolio turnover rate(d)	68%	55%	70%	64%	86%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights—(continued)
Invesco S&P 500 Minimum Variance ETF (SPMV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$37.96	$36.57	$39.16	$32.31	$30.22
Net investment income(a)	0.73	0.71	0.63	0.60	0.63
Net realized and unrealized gain (loss) on investments	8.37	1.37	(2.60)	6.70	2.57
Total from investment operations	9.10	2.08	(1.97)	7.30	3.20
Distributions to shareholders from:
Net investment income	(0.85)	(0.69)	(0.62)	(0.45)	(0.58)
Net realized gains	-	-	-	-	(0.53)
Total distributions	(0.85)	(0.69)	(0.62)	(0.45)	(1.11)
Net asset value at end of year	$46.21	$37.96	$36.57	$39.16	$32.31
Market price at end of year(b)	$46.21	$37.94	$36.60	$39.22	$32.39
Net Asset Value Total Return(c)	24.35%	5.78%	(5.08)%	22.82%	11.02%
Market Price Total Return(c)	24.41%	5.63%	(5.14)%	22.71%	11.22%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$5,083	$22,775	$21,578	$24,277	$4,847
Ratio to average net assets of:
Expenses	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.86%	1.92%	1.62%	1.67%	2.11%
Portfolio turnover rate(d)	79%	24%	20%	22%	20%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P 500® Momentum ETF (SPMO)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$58.28	$54.27	$63.43	$50.95	$40.57
Net investment income(a)	0.45	1.27	0.75	0.38	0.62
Net realized and unrealized gain (loss) on investments	31.13	3.94	(9.34)	12.58	10.42
Total from investment operations	31.58	5.21	(8.59)	12.96	11.04
Distributions to shareholders from:
Net investment income	(0.64)	(1.20)	(0.57)	(0.48)	(0.66)
Net asset value at end of year	$89.22	$58.28	$54.27	$63.43	$50.95
Market price at end of year(b)	$89.20	$58.33	$54.36	$63.41	$51.10
Net Asset Value Total Return(c)	54.58%	9.79%	(13.60)%	25.65%	27.77%
Market Price Total Return(c)	54.41%	9.71%	(13.43)%	25.24%	28.08%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$2,350,987	$197,572	$113,973	$88,166	$73,872
Ratio to average net assets of:
Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.57%	2.29%	1.25%	0.70%	1.48%
Portfolio turnover rate(d)	72%	81%	124%	70%	90%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Financial Highlights—(continued)
Invesco S&P 500 QVM Multi-factor ETF (QVML)
	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$26.37	$23.58	$26.43	$25.00
Net investment income(b)	0.38	0.41	0.38	0.06
Net realized and unrealized gain (loss) on investments	7.10	2.79	(2.86)	1.37
Total from investment operations	7.48	3.20	(2.48)	1.43
Distributions to shareholders from:
Net investment income	(0.38)	(0.41)	(0.37)	-
Net asset value at end of period	$33.47	$26.37	$23.58	$26.43
Market price at end of period(c)	$33.47	$26.38	$23.62	$26.44
Net Asset Value Total Return(d)	28.61%	13.76%	(9.47)%	5.72%(e)
Market Price Total Return(d)	28.56%	13.61%	(9.36)%	5.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,034,182	$849,202	$724,055	$792,855
Ratio to average net assets of:
Expenses	0.11%	0.11%	0.11%	0.11%(f)
Net investment income	1.31%	1.71%	1.47%	1.34%(f)
Portfolio turnover rate(g)	15%	20%	18%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.55%. The market price total return from Fund Inception to August 31, 2021 was 5.55%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

Financial Highlights—(continued)
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)
	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$24.42	$22.48	$25.53	$25.00
Net investment income(b)	0.36	0.35	0.33	0.04
Net realized and unrealized gain (loss) on investments	4.21	1.95	(3.05)	0.49
Total from investment operations	4.57	2.30	(2.72)	0.53
Distributions to shareholders from:
Net investment income	(0.34)	(0.36)	(0.33)	-
Net asset value at end of period	$28.65	$24.42	$22.48	$25.53
Market price at end of period(c)	$28.67	$24.42	$22.50	$25.53
Net Asset Value Total Return(d)	18.89%	10.37%	(10.69)%	2.12%(e)
Market Price Total Return(d)	18.97%	10.27%	(10.62)%	2.12%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$320,898	$267,668	$244,362	$206,549
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.39%	1.51%	1.38%	0.98%(f)
Portfolio turnover rate(g)	30%	32%	27%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 2.24%. The market price total return from Fund Inception to August 31, 2021 was 2.12%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

Financial Highlights—(continued)
Invesco S&P MidCap Low Volatility ETF (XMLV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$51.51	$52.53	$55.29	$43.65	$51.87
Net investment income(a)	1.21	1.26	0.97	0.62	1.02
Net realized and unrealized gain (loss) on investments	8.84	(1.02)	(2.84)	11.59	(7.93)
Total from investment operations	10.05	0.24	(1.87)	12.21	(6.91)
Distributions to shareholders from:
Net investment income	(1.20)	(1.26)	(0.89)	(0.57)	(1.31)
Net asset value at end of year	$60.36	$51.51	$52.53	$55.29	$43.65
Market price at end of year(b)	$60.30	$51.50	$52.56	$55.26	$43.70
Net Asset Value Total Return(c)	19.83%	0.46%	(3.38)%	28.21%	(13.26)%
Market Price Total Return(c)	19.73%	0.38%	(3.27)%	27.99%	(13.17)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$849,856	$898,905	$1,163,050	$1,453,542	$2,042,702
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.26%	2.40%	1.78%	1.26%	2.13%
Portfolio turnover rate(d)	70%	76%	61%	57%	84%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

Financial Highlights—(continued)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)
	Years Ended August 31,			For the Period June 28, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$23.27	$22.14	$25.05	$25.00
Net investment income(b)	0.36	0.37	0.30	0.06
Net realized and unrealized gain (loss) on investments	3.92	1.14	(2.87)	(0.01)
Total from investment operations	4.28	1.51	(2.57)	0.05
Distributions to shareholders from:
Net investment income	(0.34)	(0.38)	(0.34)	-
Net asset value at end of period	$27.21	$23.27	$22.14	$25.05
Market price at end of period(c)	$27.21	$23.30	$22.18	$25.05
Net Asset Value Total Return(d)	18.62%	6.92%	(10.33)%	0.20%(e)
Market Price Total Return(d)	18.46%	6.86%	(10.17)%	0.20%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$198,618	$202,938	$98,311	$51,106
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	1.51%	1.65%	1.27%	1.51%(f)
Portfolio turnover rate(g)	38%	27%	28%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 30, 2021, the first day of trading on the exchange) to August 31, 2021 was 0.16%. The market price total return from Fund Inception to August 31, 2021 was (0.04)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

Financial Highlights—(continued)
Invesco S&P SmallCap 600® GARP ETF (GRPZ)
For the Period March 25, 2024(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.12
Net realized and unrealized gain on investments	1.31
Total from investment operations	1.43
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value at end of period	$26.37
Market price at end of period(c)	$26.37
Net Asset Value Total Return(d)	5.75%(e)
Market Price Total Return(d)	5.75%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,110
Ratio to average net assets of:
Expenses	0.35%(f)
Net investment income	1.12%
Portfolio turnover rate(g)	66%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (March 27, 2024, the first day of trading on the exchange) to August 31, 2024 was 5.03%. The market price total return from Fund Inception to August 31, 2024 was 4.99%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

Financial Highlights—(continued)
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$15.95	$18.99	$23.07	$16.66	$22.42
Net investment income(a)	0.77	0.87	0.92	0.86	0.82
Net realized and unrealized gain (loss) on investments	0.01	(2.64)	(3.92)	6.36	(5.31)
Total from investment operations	0.78	(1.77)	(3.00)	7.22	(4.49)
Distributions to shareholders from:
Net investment income	(1.12)	(1.27)	(1.08)	(0.81)	(1.27)
Net asset value at end of year	$15.61	$15.95	$18.99	$23.07	$16.66
Market price at end of year(b)	$15.61	$15.95	$19.02	$23.06	$16.69
Net Asset Value Total Return(c)	5.39%	(9.48)%	(13.36)%	43.97%	(20.41)%
Market Price Total Return(c)	5.38%	(9.63)%	(13.19)%	43.65%	(20.01)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$42,914	$19,137	$24,877	$21,690	$20,827
Ratio to average net assets of:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	5.09%	5.10%	4.30%	4.13%	4.15%
Portfolio turnover rate(d)	79%	68%	67%	72%	83%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Low Volatility ETF (XSLV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$41.38	$45.06	$48.74	$35.24	$47.57
Net investment income(a)	0.93	1.11	1.01	0.65	1.08
Net realized and unrealized gain (loss) on investments	6.85	(3.61)	(3.83)	13.52	(12.05)
Total from investment operations	7.78	(2.50)	(2.82)	14.17	(10.97)
Distributions to shareholders from:
Net investment income	(0.91)	(1.18)	(0.86)	(0.67)	(1.36)
Net asset value at end of year	$48.25	$41.38	$45.06	$48.74	$35.24
Market price at end of year(b)	$48.19	$41.40	$45.09	$48.73	$35.30
Net Asset Value Total Return(c)	19.11%	(5.62)%	(5.81)%	40.64%	(23.22)%
Market Price Total Return(c)	18.91%	(5.63)%	(5.72)%	40.38%	(23.12)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$348,333	$408,026	$726,364	$1,155,186	$1,614,105
Ratio to average net assets of:
Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.18%	2.54%	2.09%	1.55%	2.55%
Portfolio turnover rate(d)	76%	77%	66%	68%	103%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

Financial Highlights—(continued)
Invesco S&P SmallCap Quality ETF (XSHQ)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$37.06	$32.97	$37.41	$26.95	$26.40
Net investment income(a)	0.54	0.53	0.62	0.38	0.36
Net realized and unrealized gain (loss) on investments	5.26	4.14	(4.37)	10.42	0.54
Total from investment operations	5.80	4.67	(3.75)	10.80	0.90
Distributions to shareholders from:
Net investment income	(0.44)	(0.58)	(0.69)	(0.34)	(0.35)
Net asset value at end of year	$42.42	$37.06	$32.97	$37.41	$26.95
Market price at end of year(b)	$42.41	$37.10	$32.99	$37.43	$26.99
Net Asset Value Total Return(c)	15.78%	14.39%	(10.13)%	40.38%	3.61%
Market Price Total Return(c)	15.63%	14.44%	(10.12)%	40.25%	3.80%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$319,851	$48,179	$28,683	$40,030	$4,043
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	1.38%	1.55%	1.71%	1.07%	1.37%
Portfolio turnover rate(d)	86%	84%	60%	90%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG S&P 500 Equal Weight ETF (RSPE)	"ESG S&P 500 Equal Weight ETF"
Invesco MSCI USA ETF (PBUS)	"MSCI USA ETF"
Invesco Russell 1000 Equal Weight ETF (EQAL)	"Russell 1000 Equal Weight ETF"
Invesco S&P 500® Enhanced Value ETF (SPVU)	"S&P 500® Enhanced Value ETF"
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)	"S&P 500® ex-Rate Sensitive Low Volatility ETF"
Invesco S&P 500® High Beta ETF (SPHB)	"S&P 500® High Beta ETF"
Invesco S&P 500 High Dividend Growers ETF (DIVG)	"S&P 500 High Dividend Growers ETF"
Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)	"S&P 500® High Dividend Low Volatility ETF"
Invesco S&P 500® Low Volatility ETF (SPLV)	"S&P 500® Low Volatility ETF"
Invesco S&P 500 Minimum Variance ETF (SPMV)	"S&P 500 Minimum Variance ETF"
Invesco S&P 500® Momentum ETF (SPMO)	"S&P 500® Momentum ETF"
Invesco S&P 500 QVM Multi-factor ETF (QVML)	"S&P 500 QVM Multi-factor ETF"
Invesco S&P MidCap 400 QVM Multi-factor ETF (QVMM)	"S&P MidCap 400 QVM Multi-factor ETF"
Invesco S&P MidCap Low Volatility ETF (XMLV)	"S&P MidCap Low Volatility ETF"
Invesco S&P SmallCap 600 QVM Multi-factor ETF (QVMS)	"S&P SmallCap 600 QVM Multi-factor ETF"
Invesco S&P SmallCap 600® GARP ETF (GRPZ)	"S&P SmallCap 600® GARP ETF"
Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)	"S&P SmallCap High Dividend Low Volatility ETF"
Invesco S&P SmallCap Low Volatility ETF (XSLV)	"S&P SmallCap Low Volatility ETF"
Invesco S&P SmallCap Quality ETF (XSHQ)	"S&P SmallCap Quality ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of MSCI USA ETF, S&P 500 Minimum Variance ETF, S&P SmallCap High Dividend Low Volatility ETF and S&P SmallCap Quality ETF, which are listed and traded on Cboe BZX Exchange, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.

97

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
ESG S&P 500 Equal Weight ETF	S&P 500 Equal Weight ESG Leaders Select Index
MSCI USA ETF	MSCI USA Index
Russell 1000 Equal Weight ETF	Russell 1000® Equal Weight Index
S&P 500® Enhanced Value ETF	S&P 500 Enhanced Value Index
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta ETF	S&P 500® High Beta Index
S&P 500 High Dividend Growers ETF	S&P 500® High Dividend Growth Index
S&P 500® High Dividend Low Volatility ETF	S&P 500® Low Volatility High Dividend Index
S&P 500® Low Volatility ETF	S&P 500® Low Volatility Index
S&P 500 Minimum Variance ETF	S&P 500® Minimum Volatility Index
S&P 500® Momentum ETF	S&P 500 Momentum Index
S&P 500 QVM Multi-factor ETF	S&P 500® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap 400 QVM Multi-factor ETF	S&P MidCap 400® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P MidCap Low Volatility ETF	S&P MidCap 400® Low Volatility Index
S&P SmallCap 600 QVM Multi-factor ETF	S&P SmallCap 600® Quality, Value & Momentum Top 90% Multi-Factor Index
S&P SmallCap 600® GARP ETF	S&P SmallCap 600® GARP Index
S&P SmallCap High Dividend Low Volatility ETF	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility ETF	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality ETF	S&P SmallCap 600® Quality Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for

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certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of

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capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility ETF, S&P 500 High Dividend Growers ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF and S&P SmallCap High Dividend Low Volatility ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG S&P 500® Equal Weight ETF	$98
MSCI USA ETF	16,847
Russell 1000 Equal Weight ETF	35,729
S&P 500® Enhanced Value ETF	1,014
S&P 500® ex-Rate Sensitive Low Volatility ETF	163
S&P 500® High Beta ETF	5,273
S&P 500® High Dividend Growers ETF(a)	16

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Amount
S&P 500® High Dividend Low Volatility ETF	7,408
S&P 500® Low Volatility ETF	9,354
S&P 500 Minimum Variance ETF	25
S&P 500® Momentum ETF	1,607
S&P 500 QVM Multi-factor ETF	1,921
S&P MidCap 400 QVM Multi-factor ETF	5,038
S&P MidCap Low Volatility ETF	5,906
S&P SmallCap 600 QVM Multi-factor ETF	8,443
S&P SmallCap 600® GARP ETF(b)	4
S&P SmallCap High Dividend Low Volatility ETF	1,224
S&P SmallCap Low Volatility ETF	5,039
S&P SmallCap Quality ETF	3,583

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.

J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
ESG Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Growth Investing Risk. For certain Funds, the market values of “growth” securities may be more volatile than other types of investments. The returns on “growth” securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth securities typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each

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Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.
Multifactor Investing Risk. For certain Funds, the Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index’s methodology. There is no assurance that targeting exposure to such factors will enhance an Underlying Index’s or a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee an Underlying Index will achieve the specific factor exposures.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because ESG S&P 500 Equal Weight ETF, S&P 500 High Dividend Growers ETF, S&P 500® Momentum ETF and S&P SmallCap 600® GARP ETF are non-diversified, and to the extent MSCI USA ETF, S&P 500® Enhanced Value ETF, S&P 500® ex-Rate Sensitivity Low Volatility ETF, S&P 500® High Beta ETF, S&P 500® High Dividend Low Volatility ETF, S&P 500® Low Volatility ETF, S&P 500 Minimum Variance ETF, S&P MidCap Low Volatility ETF, S&P SmallCap High Dividend Low Volatility ETF, S&P SmallCap Low Volatility ETF and S&P SmallCap Quality ETF become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Quality Investing Risk. For certain Funds, the quality style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Value Investing Risk. For certain Funds, value securities are subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall stock market. Thus, the value of a Fund’s investments will vary and at times may be lower than that of other types of investments.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG S&P 500 Equal Weight ETF	0.20%
MSCI USA ETF	0.04%
Russell 1000 Equal Weight ETF	0.20%
S&P 500® Enhanced Value ETF	0.13%
S&P 500® ex-Rate Sensitive Low Volatility ETF	0.25%
S&P 500® High Beta ETF	0.25%
S&P 500 High Dividend Growers ETF	0.41%
S&P 500® High Dividend Low Volatility ETF	0.30%
S&P 500® Low Volatility ETF	0.25%
S&P 500 Minimum Variance ETF	0.10%
S&P 500® Momentum ETF	0.13%
S&P 500 QVM Multi-factor ETF	0.11%
S&P MidCap 400 QVM Multi-factor ETF	0.15%
S&P MidCap Low Volatility ETF	0.25%
S&P SmallCap 600 QVM Multi-factor ETF	0.15%
S&P SmallCap 600® GARP ETF	0.35%
S&P SmallCap High Dividend Low Volatility ETF	0.30%
S&P SmallCap Low Volatility ETF	0.25%
S&P SmallCap Quality ETF	0.29%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
ESG S&P 500 Equal Weight ETF	$4
MSCI USA ETF	1,066
Russell 1000 Equal Weight ETF	200
S&P 500® Enhanced Value ETF	55
S&P 500® ex-Rate Sensitive Low Volatility ETF	14
S&P 500® High Beta ETF	199
S&P 500 High Dividend Growers ETF(a)	1
S&P 500® High Dividend Low Volatility ETF	898
S&P 500® Low Volatility ETF	1,657
S&P 500 Minimum Variance ETF	4
S&P 500® Momentum ETF	396
S&P 500 QVM Multi-factor ETF	367
S&P MidCap 400 QVM Multi-factor ETF	99
S&P MidCap Low Volatility ETF	352
S&P SmallCap 600 QVM Multi-factor ETF	74

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S&P SmallCap 600® GARP ETF(b)	$-
S&P SmallCap High Dividend Low Volatility ETF	19
S&P SmallCap Low Volatility ETF	190
S&P SmallCap Quality ETF	40

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
ESG S&P 500 Equal Weight ETF	S&P Dow Jones Indices LLC
MSCI USA ETF	MSCI Inc.
Russell 1000 Equal Weight ETF	Frank Russell Company
S&P 500® Enhanced Value ETF	S&P Dow Jones Indices LLC
S&P 500® ex-Rate Sensitive Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® High Beta ETF	S&P Dow Jones Indices LLC
S&P 500 High Dividend Growers ETF	NYSE Arca, Inc.
S&P 500® High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500® Low Volatility ETF	S&P Dow Jones Indices LLC
S&P 500 Minimum Variance ETF	S&P Dow Jones Indices LLC
S&P 500® Momentum ETF	S&P Dow Jones Indices LLC
S&P 500 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap 400 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600 QVM Multi-factor ETF	S&P Dow Jones Indices LLC
S&P SmallCap 600® GARP ETF	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility ETF	S&P Dow Jones Indices LLC
S&P SmallCap Quality ETF	S&P Dow Jones Indices LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG S&P 500 Equal Weight ETF	$594
MSCI USA ETF	19,338
Russell 1000 Equal Weight ETF	78,922
S&P 500® Enhanced Value ETF	6,993
S&P 500® ex-Rate Sensitive Low Volatility ETF	2,140
S&P 500® High Beta ETF	91,870
S&P 500 High Dividend Growers ETF(a)	36
S&P 500® High Dividend Low Volatility ETF	164,345
S&P 500® Low Volatility ETF	188,512
S&P 500 Minimum Variance ETF	1,137
S&P 500® Momentum ETF	49,097
S&P 500 QVM Multi-factor ETF	15,501
S&P MidCap 400 QVM Multi-factor ETF	23,276
S&P MidCap Low Volatility ETF	49,946
S&P SmallCap 600 QVM Multi-factor ETF	34,104

105

S&P SmallCap 600® GARP ETF(b)	$372
S&P SmallCap High Dividend Low Volatility ETF	12,018
S&P SmallCap Low Volatility ETF	39,095
S&P SmallCap Quality ETF	12,768

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2024, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P 500® Enhanced Value ETF	$-	$16,349	$(7,335)
S&P 500® High Dividend Low Volatility ETF	-	15,410,723	(8,387,114)
S&P 500® Momentum ETF	-	3,448,340	189,411
S&P 500 QVM Multi-factor ETF	-	859,226	417,243
S&P MidCap 400 QVM Multi-factor ETF	-	5,388,744	2,199,335
S&P SmallCap 600 QVM Multi-factor ETF	-	104,863	20,613
S&P SmallCap Quality ETF	-	130,544	1,334

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG S&P 500 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,112,940	$-	$-	$12,112,940
Money Market Funds	-	964,969	-	964,969
Total Investments	$12,112,940	$964,969	$-	$13,077,909

106

	Level 1	Level 2	Level 3	Total
MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,188,738,266	$-	$-	$5,188,738,266
Money Market Funds	-	68,588,625	-	68,588,625
Total Investments	$5,188,738,266	$68,588,625	$-	$5,257,326,891
Russell 1000 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$607,205,980	$5,411	$56,038	$607,267,429
Money Market Funds	-	68,417,448	-	68,417,448
Total Investments	$607,205,980	$68,422,859	$56,038	$675,684,877
S&P 500® Enhanced Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$106,051,121	$-	$-	$106,051,121
Money Market Funds	-	1,977,105	-	1,977,105
Total Investments	$106,051,121	$1,977,105	$-	$108,028,226
S&P 500® ex-Rate Sensitive Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$40,883,482	$-	$-	$40,883,482
Money Market Funds	-	1,141,638	-	1,141,638
Total Investments	$40,883,482	$1,141,638	$-	$42,025,120
S&P 500® High Beta ETF
Investments in Securities
Common Stocks & Other Equity Interests	$450,034,853	$-	$-	$450,034,853
Money Market Funds	135,155	23,400,640	-	23,535,795
Total Investments	$450,170,008	$23,400,640	$-	$473,570,648
S&P 500 High Dividend Growers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,816,263	$-	$-	$2,816,263
Money Market Funds	-	61,226	-	61,226
Total Investments	$2,816,263	$61,226	$-	$2,877,489
S&P 500® High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,757,143,983	$-	$-	$3,757,143,983
Money Market Funds	-	161,339,328	-	161,339,328
Total Investments	$3,757,143,983	$161,339,328	$-	$3,918,483,311
S&P 500® Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,510,078,383	$-	$-	$7,510,078,383
Money Market Funds	-	144,551,003	-	144,551,003
Total Investments	$7,510,078,383	$144,551,003	$-	$7,654,629,386
S&P 500 Minimum Variance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,073,289	$-	$-	$5,073,289
Money Market Funds	1,778	209,764	-	211,542
Total Investments	$5,075,067	$209,764	$-	$5,284,831
S&P 500® Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,324,888,497	$-	$-	$2,324,888,497
Money Market Funds	1,656,178	3,405,315	-	5,061,493
Total Investments	$2,326,544,675	$3,405,315	$-	$2,329,949,990

107

	Level 1	Level 2	Level 3	Total
S&P 500 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,033,056,255	$-	$-	$1,033,056,255
Money Market Funds	12,957	10,395,141	-	10,408,098
Total Investments	$1,033,069,212	$10,395,141	$-	$1,043,464,353
S&P MidCap 400 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$320,429,524	$-	$-	$320,429,524
Money Market Funds	269,035	38,429,977	-	38,699,012
Total Investments	$320,698,559	$38,429,977	$-	$359,128,536
S&P MidCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$849,008,060	$-	$-	$849,008,060
Money Market Funds	67,904	48,363,261	-	48,431,165
Total Investments	$849,075,964	$48,363,261	$-	$897,439,225
S&P SmallCap 600 QVM Multi-factor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$198,452,224	$-	$0	$198,452,224
Money Market Funds	-	36,139,800	-	36,139,800
Total Investments	$198,452,224	$36,139,800	$0	$234,592,024
S&P SmallCap 600® GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,107,784	$-	$-	$2,107,784
Money Market Funds	1,091	327,520	-	328,611
Total Investments	$2,108,875	$327,520	$-	$2,436,395
S&P SmallCap High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,830,280	$-	$-	$42,830,280
Money Market Funds	-	13,448,967	-	13,448,967
Total Investments	$42,830,280	$13,448,967	$-	$56,279,247
S&P SmallCap Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$347,922,353	$-	$-	$347,922,353
Money Market Funds	-	46,497,314	-	46,497,314
Total Investments	$347,922,353	$46,497,314	$-	$394,419,667
S&P SmallCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$319,482,650	$-	$-	$319,482,650
Money Market Funds	168,991	59,194,686	-	59,363,677
Total Investments	$319,651,641	$59,194,686	$-	$378,846,327
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
ESG S&P 500 Equal Weight ETF	$175,106	$202,615
MSCI USA ETF	54,314,562	37,261,216
Russell 1000 Equal Weight ETF	11,297,572	11,211,391
S&P 500® Enhanced Value ETF	2,939,353	3,745,870
S&P 500® ex-Rate Sensitive Low Volatility ETF	1,012,244	1,214,873
S&P 500® High Beta ETF	5,679,266	3,617,061
S&P 500 High Dividend Growers ETF	72,511	-

108

	2024	2023
	Ordinary Income*	Ordinary Income*
S&P 500® High Dividend Low Volatility ETF	$125,736,697	$149,959,572
S&P 500® Low Volatility ETF	178,561,681	227,021,350
S&P 500 Minimum Variance ETF	238,019	418,555
S&P 500® Momentum ETF	4,816,948	3,947,923
S&P 500 QVM Multi-factor ETF	11,976,935	14,198,526
S&P MidCap 400 QVM Multi-factor ETF	3,760,526	3,932,590
S&P MidCap Low Volatility ETF	18,618,680	25,580,808
S&P SmallCap 600 QVM Multi-factor ETF	2,894,937	2,116,823
S&P SmallCap 600® GARP ETF	6,030	-
S&P SmallCap High Dividend Low Volatility ETF	1,977,924	1,539,401
S&P SmallCap Low Volatility ETF	7,875,630	17,648,492
S&P SmallCap Quality ETF	1,265,852	507,211

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG S&P 500 Equal Weight ETF	$25,044	$1,258,077	$(938,998)	$11,784,206	$12,128,329
MSCI USA ETF	10,458,738	902,504,611	(51,426,370)	4,331,322,393	5,192,859,372
Russell 1000 Equal Weight ETF	1,688,829	56,413,960	(149,237,483)	699,003,931	607,869,237
S&P 500® Enhanced Value ETF	598,871	7,242,909	(18,480,613)	116,896,587	106,257,754
S&P 500® ex-Rate Sensitive Low Volatility ETF	-	5,933,671	(27,472,116)	62,440,109	40,901,664
S&P 500® High Beta ETF	527,312	(45,554,035)	(221,367,755)	716,855,860	450,461,382
S&P 500 High Dividend Growers ETF	13,820	355,377	(10,337)	2,458,498	2,817,358
S&P 500® High Dividend Low Volatility ETF	307,642	177,055,173	(846,127,175)	4,434,242,184	3,765,477,824
S&P 500® Low Volatility ETF	-	837,009,500	(2,888,761,065)	9,566,835,863	7,515,084,298
S&P 500 Minimum Variance ETF	15,747	549,835	(1,771,326)	6,288,565	5,082,821
S&P 500® Momentum ETF	978,782	64,129,199	(30,639,079)	2,316,517,989	2,350,986,891
S&P 500 QVM Multi-factor ETF	2,130,048	257,960,720	(57,062,014)	831,152,900	1,034,181,654
S&P MidCap 400 QVM Multi-factor ETF	613,946	60,174,156	(24,714,684)	284,824,662	320,898,080
S&P MidCap Low Volatility ETF	2,698,286	97,213,212	(691,964,292)	1,441,908,612	849,855,818
S&P SmallCap 600 QVM Multi-factor ETF	454,425	37,203,079	(10,303,008)	171,263,174	198,617,670
S&P SmallCap 600® GARP ETF	5,071	134,221	(33,799)	2,004,480	2,109,973
S&P SmallCap High Dividend Low Volatility ETF	-	(789,062)	(13,067,385)	56,770,821	42,914,374
S&P SmallCap Low Volatility ETF	1,152,679	30,725,828	(717,824,325)	1,034,278,769	348,332,951
S&P SmallCap Quality ETF	689,487	20,363,586	(13,004,324)	311,802,649	319,851,398
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG S&P 500 Equal Weight ETF	$380,118	$558,880	$938,998
MSCI USA ETF	9,200,450	42,225,920	51,426,370
Russell 1000 Equal Weight ETF	25,192,565	124,044,918	149,237,483
S&P 500® Enhanced Value ETF	9,873,575	8,607,038	18,480,613
S&P 500® ex-Rate Sensitive Low Volatility ETF	20,529,670	6,942,446	27,472,116

109

	No expiration
	Short-Term	Long-Term	Total*
S&P 500® High Beta ETF	$137,945,892	$83,421,863	$221,367,755
S&P 500 High Dividend Growers ETF	10,337	-	10,337
S&P 500® High Dividend Low Volatility ETF	350,065,438	496,061,737	846,127,175
S&P 500® Low Volatility ETF	2,079,057,541	809,703,524	2,888,761,065
S&P 500 Minimum Variance ETF	559,745	1,211,581	1,771,326
S&P 500® Momentum ETF	30,162,255	476,824	30,639,079
S&P 500 QVM Multi-factor ETF	26,069,720	30,992,294	57,062,014
S&P MidCap 400 QVM Multi-factor ETF	10,118,936	14,595,748	24,714,684
S&P MidCap Low Volatility ETF	432,984,009	258,980,283	691,964,292
S&P SmallCap 600 QVM Multi-factor ETF	5,123,323	5,179,685	10,303,008
S&P SmallCap 600® GARP ETF	33,799	-	33,799
S&P SmallCap High Dividend Low Volatility ETF	6,162,568	6,904,817	13,067,385
S&P SmallCap Low Volatility ETF	380,946,873	336,877,452	717,824,325
S&P SmallCap Quality ETF	10,627,072	2,377,252	13,004,324

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG S&P 500 Equal Weight ETF	$3,149,067	$3,422,095
MSCI USA ETF	151,725,242	142,209,401
Russell 1000 Equal Weight ETF	178,581,346	179,390,109
S&P 500® Enhanced Value ETF	32,645,486	31,612,700
S&P 500® ex-Rate Sensitive Low Volatility ETF	27,678,209	27,740,195
S&P 500® High Beta ETF	493,778,199	494,435,007
S&P 500 High Dividend Growers ETF(a)	1,153,418	1,108,464
S&P 500® High Dividend Low Volatility ETF	1,517,856,236	1,511,936,021
S&P 500® Low Volatility ETF	5,218,984,625	5,227,853,053
S&P 500 Minimum Variance ETF	8,019,725	8,128,185
S&P 500® Momentum ETF	687,387,712	699,201,836
S&P 500 QVM Multi-factor ETF	140,773,189	140,393,808
S&P MidCap 400 QVM Multi-factor ETF	86,940,750	87,233,352
S&P MidCap Low Volatility ETF	581,690,325	579,698,210
S&P SmallCap 600 QVM Multi-factor ETF	74,838,504	74,247,571
S&P SmallCap 600® GARP ETF(b)	1,284,970	1,282,019
S&P SmallCap High Dividend Low Volatility ETF	21,484,952	21,509,362
S&P SmallCap Low Volatility ETF	273,988,232	272,421,881
S&P SmallCap Quality ETF	122,906,730	123,032,921

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG S&P 500 Equal Weight ETF	$3,777,282	$4,267,274
MSCI USA ETF	1,921,187,090	760,466,552
Russell 1000 Equal Weight ETF	24,582,072	142,168,742
S&P 500® Enhanced Value ETF	30,635,350	36,425,103
S&P 500® ex-Rate Sensitive Low Volatility ETF	-	11,585,399
S&P 500® High Beta ETF	726,390,242	907,445,051

110

	In-kind Purchases	In-kind Sales
S&P 500 High Dividend Growers ETF(a)	$3,971,159	$1,710,061
S&P 500® High Dividend Low Volatility ETF	1,514,627,965	1,440,930,651
S&P 500® Low Volatility ETF	2,196,116,226	4,491,504,019
S&P 500 Minimum Variance ETF	4,542,306	23,419,380
S&P 500® Momentum ETF	3,186,132,499	1,268,476,055
S&P 500 QVM Multi-factor ETF	86,384,153	120,710,293
S&P MidCap 400 QVM Multi-factor ETF	21,224,142	13,824,510
S&P MidCap Low Volatility ETF	34,706,800	212,466,220
S&P SmallCap 600 QVM Multi-factor ETF	5,759,782	41,476,817
S&P SmallCap 600® GARP ETF(b)	2,954,754	955,535
S&P SmallCap High Dividend Low Volatility ETF	25,052,457	1,386,045
S&P SmallCap Low Volatility ETF	7,574,426	121,056,437
S&P SmallCap Quality ETF	321,317,809	70,730,837

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
(b)	For the period March 25, 2024 (commencement of investment operations) through August 31, 2024.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
ESG S&P 500 Equal Weight ETF	$1,667,016	$(408,939)	$1,258,077	$11,819,832
MSCI USA ETF	1,102,200,721	(199,696,110)	902,504,611	4,354,822,280
Russell 1000 Equal Weight ETF	111,535,452	(55,121,492)	56,413,960	619,270,917
S&P 500® Enhanced Value ETF	12,991,003	(5,748,094)	7,242,909	100,785,317
S&P 500® ex-Rate Sensitive Low Volatility ETF	6,171,093	(237,422)	5,933,671	36,091,449
S&P 500® High Beta ETF	23,834,756	(69,388,791)	(45,554,035)	519,124,683
S&P 500 High Dividend Growers ETF	373,170	(17,793)	355,377	2,522,112
S&P 500® High Dividend Low Volatility ETF	307,021,695	(129,966,522)	177,055,173	3,741,428,138
S&P 500® Low Volatility ETF	892,279,317	(55,269,817)	837,009,500	6,817,619,886
S&P 500 Minimum Variance ETF	789,056	(239,221)	549,835	4,734,996
S&P 500® Momentum ETF	100,526,504	(36,397,305)	64,129,199	2,265,820,791
S&P 500 QVM Multi-factor ETF	280,349,082	(22,388,362)	257,960,720	785,503,633
S&P MidCap 400 QVM Multi-factor ETF	72,652,615	(12,478,459)	60,174,156	298,954,380
S&P MidCap Low Volatility ETF	110,122,222	(12,909,010)	97,213,212	800,226,013
S&P SmallCap 600 QVM Multi-factor ETF	47,951,052	(10,747,973)	37,203,079	197,388,945
S&P SmallCap 600® GARP ETF	233,056	(98,835)	134,221	2,302,174
S&P SmallCap High Dividend Low Volatility ETF	2,268,290	(3,057,352)	(789,062)	57,068,309
S&P SmallCap Low Volatility ETF	39,060,769	(8,334,941)	30,725,828	363,693,839
S&P SmallCap Quality ETF	30,495,253	(10,131,667)	20,363,586	358,482,741
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and REITs, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG S&P 500 Equal Weight ETF	$-	$(322,455)	$322,455
MSCI USA ETF	-	(244,146,185)	244,146,185
Russell 1000 Equal Weight ETF	18,850	(25,077,784)	25,058,934

111

	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500® Enhanced Value ETF	$-	$(3,525,599)	$3,525,599
S&P 500® ex-Rate Sensitive Low Volatility ETF	34,861	(1,151,456)	1,116,595
S&P 500® High Beta ETF	(3)	(57,392,660)	57,392,663
S&P 500 High Dividend Growers ETF	405	(166,563)	166,158
S&P 500® High Dividend Low Volatility ETF	886,760	(90,761,976)	89,875,216
S&P 500® Low Volatility ETF	4,710,594	(263,373,799)	258,663,205
S&P 500 Minimum Variance ETF	-	(2,389,387)	2,389,387
S&P 500® Momentum ETF	-	(170,259,578)	170,259,578
S&P 500 QVM Multi-factor ETF	-	(33,244,654)	33,244,654
S&P MidCap 400 QVM Multi-factor ETF	-	(8,968,227)	8,968,227
S&P MidCap Low Volatility ETF	-	(18,753,956)	18,753,956
S&P SmallCap 600 QVM Multi-factor ETF	1	(10,823,659)	10,823,658
S&P SmallCap 600® GARP ETF	-	(5,235)	5,235
S&P SmallCap High Dividend Low Volatility ETF	615,606	(163,378)	(452,228)
S&P SmallCap Low Volatility ETF	-	(8,852,222)	8,852,222
S&P SmallCap Quality ETF	-	(8,404,933)	8,404,933
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

112

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of each of the nineteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nineteen of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Invesco ESG S&P 500 Equal Weight ETF (1)
Invesco MSCI USA ETF (1)
Invesco Russell 1000 Equal Weight ETF (1)
Invesco S&P 500® Enhanced Value ETF (1)
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (1)
Invesco S&P 500® High Beta ETF (1)
Invesco S&P 500 High Dividend Growers ETF (2)
Invesco S&P 500® High Dividend Low Volatility ETF (1)
Invesco S&P 500® Low Volatility ETF (1)
Invesco S&P 500 Minimum Variance ETF (1)
Invesco S&P 500® Momentum ETF (1)
Invesco S&P 500 QVM Multi-factor ETF (1)
Invesco S&P MidCap 400 QVM Multi-factor ETF (1)
Invesco S&P MidCap Low Volatility ETF (1)
Invesco S&P SmallCap 600 QVM Multi-factor ETF (1)
Invesco S&P SmallCap 600® GARP ETF (3)
Invesco S&P SmallCap High Dividend Low Volatility ETF (1)
Invesco S&P SmallCap Low Volatility ETF (1)
Invesco S&P SmallCap Quality ETF (1)
(1) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the years ended August 31, 2024 and 2023
(2) Statement of operations and statement of changes in net assets for the period December 4, 2023 (commencement of investment operations) through August 31, 2024
(3) Statement of operations and statement of changes in net assets for the period March 25, 2024 (commencement of investment operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

113

Report of Independent Registered Public Accounting Firm —(continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

114

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco ESG S&P 500 Equal Weight ETF	4%	96%	90%	0%	0%
Invesco MSCI USA ETF	0%	94%	91%	0%	0%
Invesco Russell 1000 Equal Weight ETF	15%	85%	82%	0%	0%
Invesco S&P 500® Enhanced Value ETF	0%	100%	100%	0%	0%
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	0%	100%	100%	0%	0%
Invesco S&P 500® High Beta ETF	0%	100%	100%	0%	0%
Invesco S&P 500 High Dividend Growers ETF	10%	72%	70%	0%	0%
Invesco S&P 500® High Dividend Low Volatility ETF	14%	84%	80%	0%	0%
Invesco S&P 500® Low Volatility ETF	0%	100%	100%	0%	0%
Invesco S&P 500 Minimum Variance ETF	0%	98%	92%	0%	0%
Invesco S&P 500® Momentum ETF	0%	100%	100%	0%	0%
Invesco S&P 500 QVM Multi-factor ETF	0%	100%	99%	0%	0%
Invesco S&P MidCap 400 QVM Multi-factor ETF	13%	87%	85%	0%	0%
Invesco S&P MidCap Low Volatility ETF	20%	80%	79%	0%	0%
Invesco S&P SmallCap 600 QVM Multi-factor ETF	18%	81%	80%	0%	0%
Invesco S&P SmallCap 600® GARP ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap High Dividend Low Volatility ETF	30%	35%	33%	0%	0%
Invesco S&P SmallCap Low Volatility ETF	33%	67%	66%	0%	0%
Invesco S&P SmallCap Quality ETF	0%	95%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

115

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on March 14, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco S&P SmallCap 600® GARP ETF (the “Fund”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for the Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as the Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with the Fund.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for the Fund, including the identity of the persons who will be responsible for the day-to-day management of the Fund, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”).  The Trustees noted that the portfolio managers of the Fund also manage other ETFs on behalf of the Adviser that are overseen by the Board and that the Board is familiar with the background and experience of the portfolio managers of the Fund.  The Trustees also noted other information the Board received and considered in connection with its March 14, 2024 meeting describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd.  The Trustees reviewed matters related to the Adviser’s portfolio transaction policies and procedures.  Because the Fund had not yet commenced operations, the Trustees noted that no performance information for the Fund could be provided.
The Trustees considered the services to be provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs managed by the Adviser and that was expected to be provided for the Fund.
Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Fund under the Investment Advisory Agreement were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds, open-end (non-ETF) actively managed funds and Adviser-identified select peer funds.  The Trustees noted that the proposed annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of the Fund except for brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses.  The Trustees noted the Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its Lipper peer groups and select peer group as shown below:
Invesco Fund	Passive ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)
Invesco S&P SmallCap 600® GARP ETF	Higher than median (60)	Higher than median (33)	Lower than median (236)	Lower than median (4)
Based on all of the information provided, the Board concluded that the Fund’s proposed unitary advisory fee was reasonable and appropriate in light of the services to be provided, the nature of the indices, the distinguishing factors of the Fund, and  the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.
In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Fund because the Fund had not yet commenced operations.  However, the Trustees noted other information the Board received and considered in connection with its March 14, 2024 meeting regarding the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

116

Approval of Investment Advisory Contracts—(continued)
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund.  The Board considered whether the proposed unitary advisory fee rate for the Fund was reasonable in relation to the proposed services and product strategy of the Fund, and it concluded that the unitary advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Fund, and noted that the Adviser will not be a party to any soft dollar, commission recapture or directed brokerage arrangements with respect to the Fund.  The Trustees considered benefits to be received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Fund, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Fund’s securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, will serve as the Fund’s distributor and will be paid a distribution fee by the Adviser.  The Board concluded that the Fund’s proposed unitary advisory fee was reasonable, taking into account any ancillary benefits to be received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund.  No single factor was determinative in the Board’s analysis.

117

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

118

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

119

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

120

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

121

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

122

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

123

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

124

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

125

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-HBLVA-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
KBWB	Invesco KBW Bank ETF
KBWD	Invesco KBW High Dividend Yield Financial ETF
KBWY	Invesco KBW Premium Yield Equity REIT ETF
KBWP	Invesco KBW Property & Casualty Insurance ETF
KBWR	Invesco KBW Regional Banking ETF

2

Invesco KBW Bank ETF (KBWB)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Asset Management & Custody Banks-11.57%
Bank of New York Mellon Corp. (The)	1,059,352	$ 72,268,993
Northern Trust Corp.	625,789	57,078,215
State Street Corp.	835,187	72,744,788
		202,091,996
Consumer Finance-3.86%
Capital One Financial Corp.	458,842	67,417,655
Diversified Banks-42.83%
Bank of America Corp.	3,158,866	128,723,790
Citigroup, Inc.	1,013,174	63,465,219
Comerica, Inc.	405,174	23,139,487
Fifth Third Bancorp	1,687,540	72,041,083
JPMorgan Chase & Co.	623,345	140,127,956
KeyCorp	2,883,644	49,194,967
PNC Financial Services Group, Inc. (The)	401,246	74,266,622
U.S. Bancorp	1,557,223	73,547,642
Wells Fargo & Co.	2,108,000	123,254,760
		747,761,526
Investment Banking & Brokerage-15.75%
Goldman Sachs Group, Inc. (The)	276,661	141,166,275
Morgan Stanley	1,291,035	133,764,137
		274,930,412
Regional Banks-25.85%
Citizens Financial Group, Inc.	1,391,974	59,924,481
East West Bancorp, Inc.(b)	425,760	35,793,643
First Horizon Corp.	1,671,190	27,725,042
	Shares	Value
Regional Banks-(continued)
Huntington Bancshares, Inc.	4,433,390	$ 66,367,848
M&T Bank Corp.	416,435	71,672,628
Regions Financial Corp.	2,801,403	65,608,858
Truist Financial Corp.	1,672,899	74,377,089
Western Alliance Bancorporation	336,676	27,499,696
Zions Bancorporation N.A.(b)	451,296	22,366,230
		451,335,515
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $1,726,038,742)		1,743,537,104
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.95%
Invesco Private Government Fund, 5.28%(c)(d)(e)	4,559,871	4,559,871
Invesco Private Prime Fund, 5.46%(c)(d)(e)	11,966,577	11,971,364
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,530,236)		16,531,235
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $1,742,568,978)		1,760,068,339
OTHER ASSETS LESS LIABILITIES-(0.81)%		(14,176,364)
NET ASSETS-100.00%		$1,745,891,975

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$55,698,856	$(55,698,856)	$-	$-	$-	$33,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,165,896	107,842,560	(112,448,585)	-	-	4,559,871	156,476*
Invesco Private Prime Fund	23,569,447	242,539,926	(254,139,243)	1,140	94	11,971,364	408,922*
Total	$32,735,343	$406,081,342	$(422,286,684)	$1,140	$94	$16,531,235	$598,966

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco KBW Bank ETF (KBWB)—(continued)
August 31, 2024
(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco KBW High Dividend Yield Financial ETF (KBWD)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-71.30%
Asset Management & Custody Banks-5.68%
Artisan Partners Asset Management, Inc., Class A(b)	120,104	$ 4,995,125
Janus Henderson Group PLC	132,655	4,989,155
Runway Growth Finance Corp.(b)	1,179,209	12,487,823
		22,472,103
Consumer Finance-2.05%
OneMain Holdings, Inc.	164,020	8,104,228
Diversified Banks-1.63%
KeyCorp	377,749	6,444,398
Diversified Financial Services-1.05%
Jackson Financial, Inc., Class A	46,281	4,163,902
Investment Banking & Brokerage-1.91%
B. Riley Financial, Inc.(b)	335,486	1,648,914
Lazard, Inc.(b)	117,560	5,890,931
		7,539,845
Life & Health Insurance-2.33%
Lincoln National Corp.(b)	157,821	5,066,054
Prudential Financial, Inc.	34,274	4,152,638
		9,218,692
Mortgage REITs-44.95%
AGNC Investment Corp.(b)	1,489,502	15,207,816
Annaly Capital Management, Inc.	637,334	12,848,654
Apollo Commercial Real Estate Finance, Inc.(b)	1,305,599	13,826,293
Ares Commercial Real Estate Corp.(b)	1,963,832	13,864,654
ARMOUR Residential REIT, Inc.(b)	732,489	14,979,400
Dynex Capital, Inc.(b)	988,947	12,460,732
Ellington Financial, Inc.	1,010,266	13,284,998
KKR Real Estate Finance Trust, Inc.(b)	1,063,011	12,681,721
MFA Financial, Inc.(b)	1,163,268	14,564,115
New York Mortgage Trust, Inc.(b)	2,149,694	14,338,459
Ready Capital Corp.(b)	1,657,090	13,737,276
TPG RE Finance Trust, Inc.	1,240,550	11,239,383
Two Harbors Investment Corp.(b)	1,037,026	14,684,288
		177,717,789
Regional Banks-10.01%
Eagle Bancorp, Inc.(b)	526,760	11,467,565
First Interstate BancSystem, Inc., Class A	253,903	7,883,688
New York Community Bancorp, Inc.	119,611	1,296,583
Northwest Bancshares, Inc.(b)	634,724	8,790,928
Washington Trust Bancorp, Inc.(b)	309,257	10,143,630
		39,582,394
Transaction & Payment Processing Services-1.69%
Western Union Co. (The)	545,789	6,658,626
Total Common Stocks & Other Equity Interests (Cost $282,073,020)		281,901,977
	Shares	Value

Closed-End Funds-28.43%
Barings BDC, Inc.	979,533	$ 9,844,307
BlackRock TCP Capital Corp.(b)	1,053,845	9,663,759
Capital Southwest Corp., BDC(b)	331,466	8,396,034
Fidus Investment Corp.(b)	561,268	11,298,325
FS KKR Capital Corp., BDC(b)	579,493	11,723,143
Goldman Sachs BDC, Inc., BDC(b)	723,915	10,228,919
MidCap Financial Investment Corp., BDC(b)	557,136	7,760,904
PennantPark Investment Corp., BDC(b)	1,627,890	11,476,624
Prospect Capital Corp., BDC(b)	2,168,592	11,341,736
Trinity Capital, Inc., BDC(b)	872,970	12,256,499
TriplePoint Venture Growth BDC Corp., BDC(b)	1,118,675	8,423,623
		112,413,873
Total Closed-End Funds (Cost $113,241,505)		112,413,873
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $127,294)	127,294	127,294
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $395,441,819)		394,443,144
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.43%
Invesco Private Government Fund, 5.28%(c)(d)(e)	22,629,495	22,629,495
Invesco Private Prime Fund, 5.46%(c)(d)(e)	73,951,220	73,980,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $96,603,226)		96,610,295
TOTAL INVESTMENTS IN SECURITIES-124.19% (Cost $492,045,045)		491,053,439
OTHER ASSETS LESS LIABILITIES-(24.19)%		(95,647,892)
NET ASSETS-100.00%		$395,405,547

Investment Abbreviations:
BDC	-Business Development Company
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$20,510,902	$(20,383,608)	$-	$-	$127,294	$15,274
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,150,755	266,724,497	(272,245,757)	-	-	22,629,495	1,419,587*
Invesco Private Prime Fund	72,387,657	524,280,166	(522,713,799)	7,678	19,098	73,980,800	3,850,390*
Total	$100,538,412	$811,515,565	$(815,343,164)	$7,678	$19,098	$96,737,589	$5,285,251

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco KBW Premium Yield Equity REIT ETF (KBWY)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Diversified REITs-21.86%
American Assets Trust, Inc.	254,887	$ 6,945,671
Armada Hoffler Properties, Inc.	573,771	7,063,121
Broadstone Net Lease, Inc.(b)	443,913	8,123,608
Gladstone Commercial Corp.	522,579	7,990,233
Global Net Lease, Inc.(b)	1,771,926	15,274,002
W.P. Carey, Inc.(b)	97,874	5,874,397
		51,271,032
Health Care REITs-17.02%
Global Medical REIT, Inc.(b)	877,604	8,170,493
Healthcare Realty Trust, Inc.	424,542	7,556,848
LTC Properties, Inc.(b)	173,373	6,367,990
Omega Healthcare Investors, Inc.	231,193	9,141,371
Sabra Health Care REIT, Inc.	508,977	8,672,968
		39,909,670
Hotel & Resort REITs-7.53%
Apple Hospitality REIT, Inc.	414,289	5,982,333
Service Properties Trust(b)	2,491,388	11,684,610
		17,666,943
Industrial REITs-5.85%
Innovative Industrial Properties, Inc.(b)	56,477	7,018,962
LXP Industrial Trust(b)	647,626	6,709,405
		13,728,367
Multi-Family Residential REITs-2.50%
NexPoint Residential Trust, Inc.	123,779	5,854,747
Office REITs-14.40%
Easterly Government Properties, Inc.(b)	681,774	8,944,875
Highwoods Properties, Inc.(b)	267,363	8,614,436
Office Properties Income Trust(b)(c)	686,336	1,509,939
Piedmont Office Realty Trust, Inc., Class A(b)	848,374	8,280,130
SL Green Realty Corp.	96,215	6,411,768
		33,761,148
Other Specialized REITs-22.54%
EPR Properties	183,066	8,690,143
Four Corners Property Trust, Inc.(b)	208,394	5,907,970
Gaming and Leisure Properties, Inc.	135,686	7,058,386
	Shares	Value
Other Specialized REITs-(continued)
Outfront Media, Inc.	518,146	$ 8,834,389
Uniti Group, Inc.(b)	5,132,510	22,377,743
		52,868,631
Retail REITs-5.17%
Getty Realty Corp.(b)	212,472	6,752,360
Kimco Realty Corp.	230,480	5,360,965
		12,113,325
Self-Storage REITs-3.00%
National Storage Affiliates Trust(b)	150,632	7,040,540
Total Common Stocks & Other Equity Interests (Cost $204,636,634)		234,214,403
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $2,689)	2,689	2,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $204,639,323)		234,217,092
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.34%
Invesco Private Government Fund, 5.28%(c)(d)(e)	16,064,934	16,064,934
Invesco Private Prime Fund, 5.46%(c)(d)(e)	41,006,450	41,022,853
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,087,433)		57,087,787
TOTAL INVESTMENTS IN SECURITIES-124.21% (Cost $261,726,756)		291,304,879
OTHER ASSETS LESS LIABILITIES-(24.21)%		(56,783,888)
NET ASSETS-100.00%		$234,520,991

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$180,342	$17,372,004	$(17,549,657)	$-	$-	$2,689	$15,473
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,180,714	149,993,834	(153,109,614)	-	-	16,064,934	658,800*
Invesco Private Prime Fund	49,321,834	332,943,286	(341,255,071)	(391)	13,195	41,022,853	1,759,174*
Investments in Other Affiliates:
Office Properties Income Trust, **,***	8,336,588	12,103,439	(7,348,084)	9,633,927	(21,215,931)	1,509,939	-
Total	$77,019,478	$512,412,563	$(519,262,426)	$9,633,536	$(21,202,736)	$58,600,415	$2,433,447

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of August 31, 2024, this security was not considered as an affiliate of the Fund.
***	As of August 31, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco KBW Property & Casualty Insurance ETF (KBWP)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Multi-line Insurance-8.55%
American International Group, Inc.	315,058	$ 24,275,219
Horace Mann Educators Corp.(b)	125,271	4,460,900
		28,736,119
Property & Casualty Insurance-81.19%
Allstate Corp. (The)	148,241	28,008,655
American Financial Group, Inc.	95,581	12,771,533
Arch Capital Group Ltd.(c)	120,981	13,681,741
Assurant, Inc.	71,577	14,054,144
AXIS Capital Holdings Ltd.	168,061	13,424,713
Chubb Ltd.	91,697	26,058,453
Cincinnati Financial Corp.	105,600	14,470,368
Hanover Insurance Group, Inc. (The)(b)	94,117	13,834,258
Hartford Financial Services Group, Inc. (The)	120,027	13,935,135
James River Group Holdings Ltd.	115,677	856,010
Kemper Corp.(b)	196,866	12,306,094
Mercury General Corp.	169,332	11,214,858
ProAssurance Corp.(b)(c)	156,002	2,090,427
Progressive Corp. (The)	117,592	29,656,702
RLI Corp.	85,058	13,107,438
Selective Insurance Group, Inc.(b)	127,206	11,573,202
Travelers Cos., Inc. (The)	115,125	26,256,559
Universal Insurance Holdings, Inc.	87,950	1,881,250
W.R. Berkley Corp.	229,843	13,721,627
		272,903,167
Reinsurance-10.16%
Everest Group Ltd.	31,763	12,458,719
RenaissanceRe Holdings Ltd. (Bermuda)	54,494	13,884,526
SiriusPoint Ltd. (Sweden)(b)(c)	521,355	7,815,112
		34,158,357
Total Common Stocks & Other Equity Interests (Cost $284,485,471)		335,797,643
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $175,420)	175,420	$ 175,420
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $284,660,891)		335,973,063
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.17%
Invesco Private Government Fund, 5.28%(d)(e)(f)	156,972	156,972
Invesco Private Prime Fund, 5.46%(d)(e)(f)	409,021	409,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $566,133)		566,157
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $285,227,024)		336,539,220
OTHER ASSETS LESS LIABILITIES-(0.12)%		(393,153)
NET ASSETS-100.00%		$336,146,067

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,778	$3,019,139	$(2,910,497)	$-	$-	$175,420	$5,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco KBW Property & Casualty Insurance ETF (KBWP)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,817,266	$13,812,928	$(15,473,222)	$-	$-	$156,972	$33,332*
Invesco Private Prime Fund	4,672,971	34,119,382	(38,383,752)	24	560	409,185	89,224*
Total	$6,557,015	$50,951,449	$(56,767,471)	$24	$560	$741,577	$128,287

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco KBW Regional Banking ETF (KBWR)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Regional Banks-99.83%
Ameris Bancorp	18,309	$ 1,128,384
Associated Banc-Corp	42,631	975,397
Atlantic Union Bankshares Corp.(b)	28,025	1,112,032
Banc of California, Inc.(b)	53,911	766,614
Bank of Hawaii Corp.	13,568	900,508
Bank OZK(b)	21,805	945,247
BankUnited, Inc.	25,580	983,039
BOK Financial Corp.	10,078	1,057,686
Brookline Bancorp, Inc.	30,398	310,972
Cadence Bank	32,024	1,033,735
Cathay General Bancorp	24,814	1,091,568
Columbia Banking System, Inc.	47,413	1,193,859
Commerce Bancshares, Inc.	32,245	2,062,390
Community Financial System, Inc.(b)	18,068	1,105,039
Cullen/Frost Bankers, Inc.	15,997	1,795,343
CVB Financial Corp.(b)	47,724	879,076
Eastern Bankshares, Inc.	73,888	1,253,879
F.N.B. Corp.	66,318	993,444
First Bancorp	51,562	1,102,396
First Commonwealth Financial Corp.	35,012	602,907
First Financial Bancorp	32,626	863,610
First Financial Bankshares, Inc.(b)	30,494	1,115,166
First Hawaiian, Inc.	43,742	1,064,243
First Interstate BancSystem, Inc., Class A	34,455	1,069,828
Fulton Financial Corp.	54,306	1,050,821
Glacier Bancorp, Inc.(b)	24,457	1,156,816
Hancock Whitney Corp.	19,565	1,051,227
Home BancShares, Inc.	38,881	1,082,447
Hope Bancorp, Inc.	41,317	528,444
Independent Bank Corp.	14,515	918,945
New York Community Bancorp, Inc.	118,993	1,289,884
Old National Bancorp	53,437	1,060,724
Pacific Premier Bancorp, Inc.	32,956	846,969
Pinnacle Financial Partners, Inc.	19,226	1,914,333
Popular, Inc.	17,993	1,844,283
Prosperity Bancshares, Inc.	14,686	1,080,596
Provident Financial Services, Inc.	44,553	849,626
Simmons First National Corp., Class A	42,888	918,661
SouthState Corp.	11,832	1,148,769
Synovus Financial Corp.(b)	23,041	1,062,651
	Shares	Value
Regional Banks-(continued)
Texas Capital Bancshares, Inc.(c)	15,169	$ 1,019,660
Trustmark Corp.	20,911	696,545
UMB Financial Corp.	11,096	1,149,435
United Bankshares, Inc.	28,183	1,095,473
United Community Banks, Inc.	35,636	1,085,829
Valley National Bancorp	128,213	1,112,889
WaFd, Inc.	27,858	1,021,553
Webster Financial Corp.	41,347	1,961,088
Wintrust Financial Corp.	9,274	1,009,011
WSFS Financial Corp.(b)	20,562	1,125,564
		54,488,605
Total Common Stocks & Other Equity Interests (Cost $57,262,962)		54,488,605
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $22,846)	22,846	22,846
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $57,285,808)		54,511,451
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.23%
Invesco Private Government Fund, 5.28%(d)(e)(f)	1,027,084	1,027,084
Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,919,398	2,920,566
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,947,549)		3,947,650
TOTAL INVESTMENTS IN SECURITIES-107.10% (Cost $61,233,357)		58,459,101
OTHER ASSETS LESS LIABILITIES-(7.10)%		(3,877,099)
NET ASSETS-100.00%		$54,582,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco KBW Regional Banking ETF (KBWR)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,939,226	$(1,916,380)	$-	$-	$22,846	$2,156
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,669,170	51,740,682	(55,382,768)	-	-	1,027,084	161,501*
Invesco Private Prime Fund	12,006,441	104,821,909	(113,911,518)	(38)	3,772	2,920,566	430,358*
Total	$16,675,611	$158,501,817	$(171,210,666)	$(38)	$3,772	$3,970,496	$594,015

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Assets and Liabilities
August 31, 2024
	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Assets:
Unaffiliated investments in securities, at value(a)	$1,743,537,104	$394,315,850	$234,214,403	$335,797,643	$54,488,605
Affiliated investments in securities, at value	16,531,235	96,737,589	57,090,476	741,577	3,970,496
Cash	-	24,657	-	-	-
Receivable for:
Dividends	3,070,704	823,004	365,305	266,906	85,489
Securities lending	384	245,404	4,367	112	697
Total assets	1,763,139,427	492,146,504	291,674,551	336,806,238	58,545,287
Liabilities:
Due to custodian	236,440	-	-	-	-
Payable for:
Investments purchased	-	24,656	-	-	-
Collateral upon return of securities loaned	16,530,236	96,603,226	57,087,433	566,133	3,947,549
Accrued unitary management fees	480,776	113,075	66,127	94,038	15,736
Total liabilities	17,247,452	96,740,957	57,153,560	660,171	3,963,285
Net Assets	$1,745,891,975	$395,405,547	$234,520,991	$336,146,067	$54,582,002
Net assets consist of:
Shares of beneficial interest	$2,141,721,066	$615,054,797	$422,354,147	$298,990,242	$72,480,764
Distributable earnings (loss)	(395,829,091)	(219,649,250)	(187,833,156)	37,155,825	(17,898,762)
Net Assets	$1,745,891,975	$395,405,547	$234,520,991	$336,146,067	$54,582,002
Shares outstanding (unlimited amount authorized, $0.01 par value)	29,280,000	25,620,000	11,490,000	2,910,000	940,000
Net asset value	$59.63	$15.43	$20.41	$115.51	$58.07
Market price	$59.62	$15.44	$20.41	$115.44	$58.13
Unaffiliated investments in securities, at cost	$1,726,038,742	$395,314,525	$204,636,634	$284,485,471	$57,262,962
Affiliated investments in securities, at cost	$16,530,236	$96,730,520	$57,090,122	$741,553	$3,970,395
(a)Includes securities on loan with an aggregate value of:	$16,346,792	$94,411,920	$55,316,971	$551,656	$3,882,332
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Operations
For the year ended August 31, 2024
	Invesco KBW Bank ETF (KBWB)	Invesco KBW High Dividend Yield Financial ETF (KBWD)	Invesco KBW Premium Yield Equity REIT ETF (KBWY)	Invesco KBW Property & Casualty Insurance ETF (KBWP)	Invesco KBW Regional Banking ETF (KBWR)
Investment income:
Unaffiliated dividend income	$53,734,254	$38,583,874	$7,348,554	$4,449,624	$1,912,526
Affiliated dividend income	33,568	15,274	15,473	5,731	2,156
Securities lending income, net	13,910	5,110,064	62,507	2,964	18,195
Foreign withholding tax	-	-	-	-	(9,026)
Total investment income	53,781,732	43,709,212	7,426,534	4,458,319	1,923,851
Expenses:
Unitary management fees	5,288,743	1,292,563	723,424	849,708	194,278
Less: Waivers	(686)	(279)	(287)	(103)	(41)
Net expenses	5,288,057	1,292,284	723,137	849,605	194,237
Net investment income	48,493,675	42,416,928	6,703,397	3,608,714	1,729,614
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(45,739,928)	(12,415,737)	(34,983,525)	(4,211,904)	(3,806,942)
Affiliated investment securities	94	19,098	13,195	560	3,772
In-kind redemptions	55,432,812	670,926	857,715	12,073,179	815,096
Net realized gain (loss)	9,692,978	(11,725,713)	(34,112,615)	7,861,835	(2,988,074)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	478,842,331	(84,260)	56,653,917	66,619,044	14,049,728
Affiliated investment securities	1,140	7,678	(391)	24	(38)
Change in net unrealized appreciation (depreciation)	478,843,471	(76,582)	56,653,526	66,619,068	14,049,690
Net realized and unrealized gain (loss)	488,536,449	(11,802,295)	22,540,911	74,480,903	11,061,616
Net increase in net assets resulting from operations	$537,030,124	$30,614,633	$29,244,308	$78,089,617	$12,791,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

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15

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco KBW Bank ETF (KBWB)		Invesco KBW High Dividend Yield Financial ETF (KBWD)
	2024	2023	2024	2023
Operations:
Net investment income	$48,493,675	$59,486,711	$42,416,928	$36,582,723
Net realized gain (loss)	9,692,978	(700,651,544)	(11,725,713)	(39,138,883)
Change in net unrealized appreciation (depreciation)	478,843,471	107,613,792	(76,582)	12,139,937
Net increase (decrease) in net assets resulting from operations	537,030,124	(533,551,041)	30,614,633	9,583,777
Distributions to Shareholders from:
Distributable earnings	(53,070,953)	(54,916,451)	(43,957,579)	(42,766,013)
Shareholder Transactions:
Proceeds from shares sold	1,590,982,017	2,842,086,612	34,062,544	35,165,759
Value of shares repurchased	(2,088,376,676)	(2,463,492,686)	(8,019,762)	(42,129,665)
Net increase (decrease) in net assets resulting from share transactions	(497,394,659)	378,593,926	26,042,782	(6,963,906)
Net increase (decrease) in net assets	(13,435,488)	(209,873,566)	12,699,836	(40,146,142)
Net assets:
Beginning of period	1,759,327,463	1,969,201,029	382,705,711	422,851,853
End of period	$1,745,891,975	$1,759,327,463	$395,405,547	$382,705,711
Changes in Shares Outstanding:
Shares sold	31,760,000	57,730,000	2,240,000	2,240,000
Shares repurchased	(44,390,000)	(52,000,000)	(550,000)	(2,900,000)
Shares outstanding, beginning of period	41,910,000	36,180,000	23,930,000	24,590,000
Shares outstanding, end of period	29,280,000	41,910,000	25,620,000	23,930,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco KBW Premium Yield Equity REIT ETF (KBWY)		Invesco KBW Property & Casualty Insurance ETF (KBWP)		Invesco KBW Regional Banking ETF (KBWR)
2024	2023	2024	2023	2024	2023

$6,703,397	$8,639,122	$3,608,714	$6,259,865	$1,729,614	$2,013,171
(34,112,615)	(26,603,542)	7,861,835	21,556,161	(2,988,074)	(1,752,758)
56,653,526	(2,102,830)	66,619,068	(6,856,258)	14,049,690	(10,380,998)
29,244,308	(20,067,250)	78,089,617	20,959,768	12,791,230	(10,120,585)

(17,743,599)	(19,585,361)	(3,541,507)	(6,394,173)	(1,857,864)	(1,965,805)

29,653,258	40,036,438	175,118,510	218,674,466	9,826,703	30,743,662
(33,930,268)	(61,506,195)	(62,487,194)	(290,961,981)	(25,191,945)	(34,911,417)
(4,277,010)	(21,469,757)	112,631,316	(72,287,515)	(15,365,242)	(4,167,755)
7,223,699	(61,122,368)	187,179,426	(57,721,920)	(4,431,876)	(16,254,145)

227,297,292	288,419,660	148,966,641	206,688,561	59,013,878	75,268,023
$234,520,991	$227,297,292	$336,146,067	$148,966,641	$54,582,002	$59,013,878

1,550,000	2,050,000	1,740,000	2,620,000	190,000	640,000
(1,930,000)	(3,250,000)	(630,000)	(3,520,000)	(510,000)	(680,000)
11,870,000	13,070,000	1,800,000	2,700,000	1,260,000	1,300,000
11,490,000	11,870,000	2,910,000	1,800,000	940,000	1,260,000

17

Financial Highlights
Invesco KBW Bank ETF (KBWB)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$41.98	$54.43	$66.21	$39.58	$48.15
Net investment income(a)	1.56	1.64	1.49	1.31	1.40
Net realized and unrealized gain (loss) on investments	17.71	(12.52)	(11.66)	26.56	(8.45)
Total from investment operations	19.27	(10.88)	(10.17)	27.87	(7.05)
Distributions to shareholders from:
Net investment income	(1.62)	(1.57)	(1.61)	(1.24)	(1.52)
Net asset value at end of period	$59.63	$41.98	$54.43	$66.21	$39.58
Market price at end of period(b)	$59.62	$41.99	$54.52	$66.11	$39.68
Net Asset Value Total Return(c)	46.89%	(20.21)%	(15.59)%	71.42%	(14.81)%
Market Price Total Return(c)	46.83%	(20.32)%	(15.33)%	70.75%	(14.72)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,745,892	$1,759,327	$1,969,201	$2,978,303	$763,963
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.21%	3.39%	2.30%	2.25%	3.07%
Portfolio turnover rate(d)	11%	35%	23%	22%	18%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW High Dividend Yield Financial ETF (KBWD)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$15.99	$17.20	$20.68	$13.75	$19.81
Net investment income(a)	1.74	1.55	1.25	1.19	1.39
Net realized and unrealized gain (loss) on investments	(0.50)	(0.95)	(3.08)	7.14	(5.66)
Total from investment operations	1.24	0.60	(1.83)	8.33	(4.27)
Distributions to shareholders from:
Net investment income	(1.80)	(1.81)	(1.65)	(1.40)	(1.79)
Net asset value at end of period	$15.43	$15.99	$17.20	$20.68	$13.75
Market price at end of period(b)	$15.44	$15.99	$17.21	$20.69	$13.77
Net Asset Value Total Return(c)	8.68%	4.56%	(9.15)%	62.77%	(22.34)%
Market Price Total Return(c)	8.75%	4.49%	(9.15)%	62.61%	(22.18)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$395,406	$382,706	$422,852	$465,497	$229,636
Ratio to average net assets of:
Expenses(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	11.49%	10.03%	6.54%	6.55%	8.08%
Portfolio turnover rate(e)	71%	68%	76%	59%	77%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$19.15	$22.07	$23.91	$18.71	$29.25
Net investment income(a)	0.59	0.70	0.74	0.69	1.36
Net realized and unrealized gain (loss) on investments	2.24	(2.04)	(1.23)	5.94	(9.62)
Total from investment operations	2.83	(1.34)	(0.49)	6.63	(8.26)
Distributions to shareholders from:
Net investment income	(1.57)	(1.58)	(1.35)	(1.43)	(2.28)
Net asset value at end of period	$20.41	$19.15	$22.07	$23.91	$18.71
Market price at end of period(b)	$20.41	$19.14	$22.09	$23.89	$18.74
Net Asset Value Total Return(c)	16.18%	(5.72)%	(2.23)%	36.86%	(28.96)%
Market Price Total Return(c)	16.24%	(5.85)%	(2.06)%	36.52%	(28.87)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$234,521	$227,297	$288,420	$350,063	$173,025
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.24%	3.61%	3.09%	3.16%	5.45%
Portfolio turnover rate(d)	86%	73%	77%	72%	100%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco KBW Property & Casualty Insurance ETF (KBWP)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$82.76	$76.55	$80.54	$60.03	$70.73
Net investment income(a)	1.48	1.64	1.68	1.94(b)	1.28
Net realized and unrealized gain (loss) on investments	32.82	6.10	(3.26)	20.09	(10.63)
Total from investment operations	34.30	7.74	(1.58)	22.03	(9.35)
Distributions to shareholders from:
Net investment income	(1.55)	(1.53)	(2.41)	(1.52)	(1.35)
Net asset value at end of period	$115.51	$82.76	$76.55	$80.54	$60.03
Market price at end of period(c)	$115.44	$82.76	$76.65	$80.48	$60.13
Net Asset Value Total Return(d)	41.85%	10.15%	(1.98)%	37.10%	(13.11)%
Market Price Total Return(d)	41.76%	10.00%	(1.79)%	36.78%	(13.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$336,146	$148,967	$206,689	$88,593	$183,104
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.49%	1.96%	2.11%	2.82%(b)	2.04%
Portfolio turnover rate(e)	14%	12%	8%	16%	16%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.54 and 2.23%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Financial Highlights—(continued)
Invesco KBW Regional Banking ETF (KBWR)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$46.84	$57.90	$59.78	$35.41	$47.62
Net investment income(a)	1.54	1.58	1.38	1.32	1.32
Net realized and unrealized gain (loss) on investments	11.31	(11.12)	(1.87)	24.29	(12.07)
Total from investment operations	12.85	(9.54)	(0.49)	25.61	(10.75)
Distributions to shareholders from:
Net investment income	(1.62)	(1.52)	(1.39)	(1.24)	(1.46)
Net asset value at end of period	$58.07	$46.84	$57.90	$59.78	$35.41
Market price at end of period(b)	$58.13	$46.80	$57.95	$59.66	$35.44
Net Asset Value Total Return(c)	28.18%	(16.65)%	(0.79)%	73.45%	(22.87)%
Market Price Total Return(c)	28.42%	(16.79)%	(0.49)%	72.96%	(22.80)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$54,582	$59,014	$75,268	$73,528	$28,325
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	3.12%	3.02%	2.28%	2.41%	2.96%
Portfolio turnover rate(d)	17%	19%	27%	20%	21%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco KBW Bank ETF (KBWB)	"KBW Bank ETF"
Invesco KBW High Dividend Yield Financial ETF (KBWD)	"KBW High Dividend Yield Financial ETF"
Invesco KBW Premium Yield Equity REIT ETF (KBWY)	"KBW Premium Yield Equity REIT ETF"
Invesco KBW Property & Casualty Insurance ETF (KBWP)	"KBW Property & Casualty Insurance ETF"
Invesco KBW Regional Banking ETF (KBWR)	"KBW Regional Banking ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
KBW Bank ETF	KBW Nasdaq BankTM Index
KBW High Dividend Yield Financial ETF	KBW Nasdaq Financial Sector Dividend YieldTM Index
KBW Premium Yield Equity REIT ETF	KBW Nasdaq Premium Yield Equity REITTM Index
KBW Property & Casualty Insurance ETF	KBW Nasdaq Property & CasualtyTM Index
KBW Regional Banking ETF	KBW Nasdaq Regional BankingTM Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

21

to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

22

B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund (except for KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. KBW High Dividend Yield Financial ETF and KBW Premium Yield Equity REIT ETF each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
KBW Bank ETF	$726
KBW High Dividend Yield Financial ETF	366,063
KBW Premium Yield Equity REIT ETF	4,885
KBW Property & Casualty Insurance ETF	265
KBW Regional Banking ETF	1,765

J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Investments in Business Development Companies (“BDCs”) Risk. Certain Funds invest in BDCs. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to, privately held companies. BDCs generally invest in less mature private companies, which involve greater risk than well-established publicly traded companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. In addition, investments made by BDCs generally are subject to legal and other restrictions on resale and otherwise are less liquid than publicly traded securities. With respect to a BDC’s investment in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. In addition, to the extent that a Fund invests a portion of its assets in BDCs, a shareholder in the Fund not only will bear his or her proportionate share of the expenses of the Fund, but also will bear indirectly the expenses of the BDCs.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund. In addition, the value of dividend-paying stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively

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managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because KBW Bank ETF and KBW Property & Casualty Insurance ETF are non-diversified and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Regional, Small and Medium Bank Risk. Investing in securities of small and medium banks involves greater risk than customarily is associated with investing in larger, more established banks. Small and medium banks’ securities may be more volatile and less liquid than those of more established banks. These securities may have returns that vary, sometimes significantly, from the overall securities market. These banks also may be subject to extensive federal and state regulations and to severe price competition. Credit losses resulting from financial difficulties of borrowers can negatively impact these banks. The regional banking industry in which small and medium banks typically compete is highly competitive and failure to maintain or increase market share may result in the loss of market value. The marketing and expansion strategies of many regional banks may place a significant strain on their risk management, financial controls, operations systems, personnel and other resources. There can be no assurance that these banks will complete the necessary improvements to their systems, procedures and controls necessary to support their future operations or rapid growth. The performance of small and medium banks may be impacted by a number of factors, such as adverse economic or regulatory occurrences affecting small and medium banks, economic conditions of the region or depositor base that the bank serves, negative public perception and decreased liquidity in credit markets. To the extent that certain regulatory requirements are relaxed for small and medium banks, such banks could increase their overall risk profile, which may also result in greater overall risk in the banking industry and the financials sector in general.
REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

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NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
KBW Bank ETF	0.35%
KBW High Dividend Yield Financial ETF	0.35%
KBW Premium Yield Equity REIT ETF	0.35%
KBW Property & Casualty Insurance ETF	0.35%
KBW Regional Banking ETF	0.35%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
KBW Bank ETF	$686
KBW High Dividend Yield Financial ETF	279
KBW Premium Yield Equity REIT ETF	287
KBW Property & Casualty Insurance ETF	103
KBW Regional Banking ETF	41
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with Keefe, Bruyette & Woods, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
KBW Bank ETF	$43,036
KBW High Dividend Yield Financial ETF	41,394
KBW Premium Yield Equity REIT ETF	66,686
KBW Property & Casualty Insurance ETF	4,907
KBW Regional Banking ETF	4,843
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
KBW Bank ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,743,537,104	$-	$-	$1,743,537,104
Money Market Funds	-	16,531,235	-	16,531,235
Total Investments	$1,743,537,104	$16,531,235	$-	$1,760,068,339
KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$281,901,977	$-	$-	$281,901,977
Closed-End Funds	112,413,873	-	-	112,413,873
Money Market Funds	127,294	96,610,295	-	96,737,589
Total Investments	$394,443,144	$96,610,295	$-	$491,053,439
KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$234,214,403	$-	$-	$234,214,403
Money Market Funds	2,689	57,087,787	-	57,090,476
Total Investments	$234,217,092	$57,087,787	$-	$291,304,879
KBW Property & Casualty Insurance ETF
Investments in Securities
Common Stocks & Other Equity Interests	$335,797,643	$-	$-	$335,797,643
Money Market Funds	175,420	566,157	-	741,577
Total Investments	$335,973,063	$566,157	$-	$336,539,220
KBW Regional Banking ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,488,605	$-	$-	$54,488,605
Money Market Funds	22,846	3,947,650	-	3,970,496
Total Investments	$54,511,451	$3,947,650	$-	$58,459,101

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NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
KBW Bank ETF	$53,070,953	$54,916,451
KBW High Dividend Yield Financial ETF	43,957,579	42,766,013
KBW Premium Yield Equity REIT ETF	17,743,599	19,585,361
KBW Property & Casualty Insurance ETF	3,541,507	6,394,173
KBW Regional Banking ETF	1,857,864	1,965,805

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
KBW Bank ETF	$7,737,532	$6,195,192	$(409,761,815)	$2,141,721,066	$1,745,891,975
KBW High Dividend Yield Financial ETF	-	(9,419,495)	(210,229,755)	615,054,797	395,405,547
KBW Premium Yield Equity REIT ETF	-	25,026,070	(212,859,226)	422,354,147	234,520,991
KBW Property & Casualty Insurance ETF	292,365	48,095,616	(11,232,156)	298,990,242	336,146,067
KBW Regional Banking ETF	229,000	(3,628,402)	(14,499,360)	72,480,764	54,582,002
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
KBW Bank ETF	$81,834,384	$327,927,431	$409,761,815
KBW High Dividend Yield Financial ETF	55,294,516	154,935,239	210,229,755
KBW Premium Yield Equity REIT ETF	64,129,173	148,730,053	212,859,226
KBW Property & Casualty Insurance ETF	3,702,214	7,529,942	11,232,156
KBW Regional Banking ETF	2,969,907	11,529,453	14,499,360

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
KBW Bank ETF	$162,619,592	$177,508,531
KBW High Dividend Yield Financial ETF	269,150,855	263,397,948
KBW Premium Yield Equity REIT ETF	178,217,006	178,172,880
KBW Property & Casualty Insurance ETF	33,796,320	33,992,857
KBW Regional Banking ETF	9,664,898	9,805,647

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For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
KBW Bank ETF	$1,567,292,810	$2,053,027,971
KBW High Dividend Yield Financial ETF	32,168,447	7,623,373
KBW Premium Yield Equity REIT ETF	25,214,467	30,461,344
KBW Property & Casualty Insurance ETF	175,028,639	62,413,758
KBW Regional Banking ETF	9,816,373	25,163,269
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
KBW Bank ETF	$107,473,961	$(101,278,769)	$6,195,192	$1,753,873,147
KBW High Dividend Yield Financial ETF	32,513,101	(41,932,596)	(9,419,495)	500,472,934
KBW Premium Yield Equity REIT ETF	36,182,966	(11,156,896)	25,026,070	266,278,809
KBW Property & Casualty Insurance ETF	55,542,048	(7,446,432)	48,095,616	288,443,604
KBW Regional Banking ETF	3,386,458	(7,014,860)	(3,628,402)	62,087,503
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, taxable overdistributions and real estate investment trust distributions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
KBW Bank ETF	$-	$4,889,360	$(4,889,360)
KBW High Dividend Yield Financial ETF	1,540,651	437,824	(1,978,475)
KBW Premium Yield Equity REIT ETF	11,040,202	513,219	(11,553,421)
KBW Property & Casualty Insurance ETF	-	(11,491,353)	11,491,353
KBW Regional Banking ETF	-	632,952	(632,952)
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received

30

in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

31

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF and Invesco KBW Regional Banking ETF (five of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

32

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco KBW Bank ETF	0%	100%	100%	0%	0%
Invesco KBW High Dividend Yield Financial ETF	31%	12%	10%	0%	0%
Invesco KBW Premium Yield Equity REIT ETF	45%	0%	0%	0%	0%
Invesco KBW Property & Casualty Insurance ETF	0%	100%	100%	0%	0%
Invesco KBW Regional Banking ETF	0%	100%	100%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

33

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

34

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

35

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

36

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

40

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

41

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-KBW-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
RWL	Invesco S&P 500 Revenue ETF
RWK	Invesco S&P MidCap 400 Revenue ETF
RWJ	Invesco S&P SmallCap 600 Revenue ETF
RDIV	Invesco S&P Ultra Dividend Revenue ETF

2

Invesco S&P 500 Revenue ETF (RWL)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-7.20%
Alphabet, Inc., Class A	183,790	$ 30,027,610
Alphabet, Inc., Class C	182,215	30,085,519
AT&T, Inc.	1,416,240	28,183,176
Charter Communications, Inc., Class A(b)(c)	40,419	14,047,219
Comcast Corp., Class A	665,250	26,323,942
Electronic Arts, Inc.	11,208	1,701,599
Fox Corp., Class A	42,732	1,767,823
Fox Corp., Class B	45,823	1,760,978
Interpublic Group of Cos., Inc. (The)	75,299	2,455,500
Live Nation Entertainment, Inc.(b)(c)	53,838	5,258,357
Match Group, Inc.(b)(c)	22,238	827,476
Meta Platforms, Inc., Class A	57,861	30,163,518
Netflix, Inc.(b)	10,676	7,487,613
News Corp., Class A	37,442	1,060,732
News Corp., Class B	36,597	1,077,050
Omnicom Group, Inc.(c)	34,339	3,448,666
Paramount Global, Class B	602,708	6,310,353
Take-Two Interactive Software, Inc.(b)	6,907	1,116,931
T-Mobile US, Inc.	91,170	18,117,302
Verizon Communications, Inc.	690,891	28,865,426
Walt Disney Co. (The)	181,496	16,403,608
Warner Bros. Discovery, Inc.(b)	1,146,020	8,984,797
		265,475,195
Consumer Discretionary-11.76%
Airbnb, Inc., Class A(b)	14,256	1,672,371
Amazon.com, Inc.(b)	657,366	117,339,831
Aptiv PLC(b)(c)	58,421	4,178,854
AutoZone, Inc.(b)	1,307	4,158,194
Bath & Body Works, Inc.(c)	34,939	1,074,724
Best Buy Co., Inc.	100,398	10,079,959
Booking Holdings, Inc.	1,182	4,620,710
BorgWarner, Inc.	96,165	3,276,342
Caesars Entertainment, Inc.(b)(c)	64,744	2,436,964
CarMax, Inc.(b)(c)	77,358	6,540,619
Carnival Corp.(b)(c)	299,868	4,947,822
Chipotle Mexican Grill, Inc.(b)	31,803	1,783,512
D.R. Horton, Inc.	53,059	10,015,417
Darden Restaurants, Inc.(c)	15,333	2,424,914
Deckers Outdoor Corp.(b)	898	861,442
Domino’s Pizza, Inc.	1,695	702,086
eBay, Inc.	39,633	2,342,310
Etsy, Inc.(b)(c)	9,504	523,575
Expedia Group, Inc.(b)(c)	21,356	2,970,406
Ford Motor Co.	3,099,121	34,679,164
Garmin Ltd.	7,018	1,286,329
General Motors Co.	764,447	38,054,172
Genuine Parts Co.	34,482	4,939,891
Hasbro, Inc.(c)	15,733	1,072,361
Hilton Worldwide Holdings, Inc.	10,217	2,244,062
Home Depot, Inc. (The)	89,513	32,985,540
Las Vegas Sands Corp.	52,846	2,060,466
Lennar Corp., Class A(c)	46,239	8,418,272
LKQ Corp.	71,988	2,993,981
Lowe’s Cos., Inc.	78,089	19,405,117
lululemon athletica, inc.(b)	6,514	1,690,188
Marriott International, Inc., Class A	20,540	4,820,533
	Shares	Value
Consumer Discretionary-(continued)
McDonald’s Corp.	20,742	$ 5,987,386
MGM Resorts International(b)(c)	85,258	3,204,848
Mohawk Industries, Inc.(b)	20,007	3,103,886
NIKE, Inc., Class B	112,845	9,402,245
Norwegian Cruise Line Holdings Ltd.(b)	109,831	1,964,877
NVR, Inc.(b)	254	2,329,805
O’Reilly Automotive, Inc.(b)	3,262	3,685,962
Pool Corp.(c)	3,243	1,140,304
PulteGroup, Inc.	29,323	3,860,373
Ralph Lauren Corp.	7,526	1,288,903
Ross Stores, Inc.	28,956	4,361,063
Royal Caribbean Cruises Ltd.(b)(c)	20,226	3,329,604
Starbucks Corp.	93,442	8,836,810
Tapestry, Inc.	32,704	1,339,883
Tesla, Inc.(b)	108,748	23,284,034
TJX Cos., Inc. (The)	103,417	12,127,712
Tractor Supply Co.(c)	10,677	2,856,631
Ulta Beauty, Inc.(b)	5,904	2,083,167
Wynn Resorts Ltd.(c)	16,045	1,233,540
Yum! Brands, Inc.	10,482	1,414,231
		433,435,392
Consumer Staples-13.07%
Altria Group, Inc.	94,064	5,057,821
Archer-Daniels-Midland Co.	315,142	19,220,511
Brown-Forman Corp., Class B	19,473	887,774
Bunge Global S.A.	114,453	11,603,245
Campbell Soup Co.	43,626	2,169,085
Church & Dwight Co., Inc.(c)	11,202	1,141,260
Clorox Co. (The)(c)	10,964	1,735,711
Coca-Cola Co. (The)	150,706	10,921,664
Colgate-Palmolive Co.	42,550	4,531,575
Conagra Brands, Inc.	87,202	2,720,702
Constellation Brands, Inc., Class A	7,981	1,921,107
Costco Wholesale Corp.	60,616	54,092,506
Dollar General Corp.(c)	63,619	5,278,468
Dollar Tree, Inc.(b)(c)	59,401	5,018,790
Estee Lauder Cos., Inc. (The), Class A	27,385	2,510,109
General Mills, Inc.	62,734	4,535,041
Hershey Co. (The)(c)	12,437	2,401,087
Hormel Foods Corp.	80,533	2,621,349
J.M. Smucker Co. (The)	14,954	1,714,925
Kellanova	50,906	4,103,533
Kenvue, Inc.	174,648	3,833,524
Keurig Dr Pepper, Inc.	89,390	3,272,568
Kimberly-Clark Corp.	29,860	4,319,548
Kraft Heinz Co. (The)	167,262	5,926,093
Kroger Co. (The)	609,000	32,404,890
Lamb Weston Holdings, Inc.(c)	15,373	951,896
McCormick & Co., Inc.	20,113	1,609,643
Molson Coors Beverage Co., Class B	49,238	2,657,375
Mondelez International, Inc., Class A	111,878	8,033,959
Monster Beverage Corp.(b)	31,193	1,470,126
PepsiCo, Inc.	114,663	19,822,939
Philip Morris International, Inc.	71,483	8,813,139
Procter & Gamble Co. (The)	103,041	17,675,653
Sysco Corp.	225,657	17,594,476
Target Corp.	154,341	23,709,864

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2024
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	200,131	$ 12,870,425
Walgreens Boots Alliance, Inc.(c)	1,899,998	17,574,982
Walmart, Inc.	2,004,428	154,801,974
		481,529,337
Energy-7.28%
APA Corp.(c)	60,262	1,716,864
Baker Hughes Co., Class A	171,880	6,045,020
Chevron Corp.	261,215	38,646,759
ConocoPhillips	102,858	11,704,212
Coterra Energy, Inc.	40,759	991,666
Devon Energy Corp.	67,577	3,026,098
Diamondback Energy, Inc.	9,520	1,857,447
EOG Resources, Inc.(c)	40,590	5,228,804
EQT Corp.(c)	23,567	789,730
Exxon Mobil Corp.	621,808	73,336,035
Halliburton Co.	143,341	4,456,472
Hess Corp.	16,447	2,270,673
Kinder Morgan, Inc.	157,525	3,397,814
Marathon Oil Corp.	47,578	1,363,110
Marathon Petroleum Corp.	176,093	31,189,592
Occidental Petroleum Corp.	93,449	5,324,724
ONEOK, Inc.	46,387	4,284,303
Phillips 66	222,618	31,235,532
Schlumberger N.V.	161,705	7,113,403
Targa Resources Corp.	27,294	4,009,489
Valero Energy Corp.	190,922	28,013,985
Williams Cos., Inc. (The)	50,309	2,302,643
		268,304,375
Financials-16.44%
Aflac, Inc.	45,290	4,998,204
Allstate Corp. (The)	76,124	14,382,869
American Express Co.	63,129	16,328,316
American International Group, Inc.	136,289	10,501,067
Ameriprise Financial, Inc.	8,020	3,604,509
Aon PLC, Class A	9,410	3,234,405
Arch Capital Group Ltd.(b)	29,555	3,342,375
Arthur J. Gallagher & Co.	8,220	2,404,925
Assurant, Inc.	13,974	2,743,795
Bank of America Corp.	954,895	38,911,971
Bank of New York Mellon Corp. (The)	127,164	8,675,128
Berkshire Hathaway, Inc., Class B(b)	185,938	88,491,613
BlackRock, Inc.	5,096	4,595,624
Blackstone, Inc., Class A	17,348	2,469,661
Brown & Brown, Inc.	9,997	1,050,985
Capital One Financial Corp.	77,845	11,437,766
Cboe Global Markets, Inc.	4,551	934,775
Charles Schwab Corp. (The)	71,249	4,638,310
Chubb Ltd.	40,750	11,580,335
Cincinnati Financial Corp.	19,455	2,665,919
Citigroup, Inc.	564,298	35,347,627
Citizens Financial Group, Inc.	74,635	3,213,037
CME Group, Inc., Class A	5,832	1,258,196
Corpay, Inc.(b)	3,091	975,365
Discover Financial Services	36,089	5,005,905
Everest Group Ltd.	8,594	3,370,911
FactSet Research Systems, Inc.	1,121	474,004
Fidelity National Information Services, Inc.	29,875	2,463,194
Fifth Third Bancorp	74,969	3,200,427
Fiserv, Inc.(b)	26,633	4,650,122
	Shares	Value
Financials-(continued)
Franklin Resources, Inc.(c)	75,911	$ 1,536,439
Global Payments, Inc.	21,175	2,350,637
Globe Life, Inc.	14,546	1,528,057
Goldman Sachs Group, Inc. (The)	53,439	27,267,250
Hartford Financial Services Group, Inc. (The)	51,314	5,957,555
Huntington Bancshares, Inc.	183,061	2,740,423
Intercontinental Exchange, Inc.	15,015	2,425,673
Invesco Ltd.(d)	80,825	1,381,299
Jack Henry & Associates, Inc.	2,778	480,677
JPMorgan Chase & Co.	266,806	59,977,989
KeyCorp	161,341	2,752,477
KKR & Co., Inc., Class A	42,407	5,248,714
Loews Corp.	45,059	3,692,134
M&T Bank Corp.	18,687	3,216,220
MarketAxess Holdings, Inc.	822	199,245
Marsh & McLennan Cos., Inc.	22,725	5,170,165
Mastercard, Inc., Class A	11,814	5,710,179
MetLife, Inc.	201,306	15,597,189
Moody’s Corp.	3,107	1,515,408
Morgan Stanley	213,589	22,129,956
MSCI, Inc.	1,137	660,131
Nasdaq, Inc.	21,561	1,554,117
Northern Trust Corp.	31,932	2,912,518
PayPal Holdings, Inc.(b)	102,352	7,413,355
PNC Financial Services Group, Inc. (The)	43,760	8,099,538
Principal Financial Group, Inc.	39,601	3,224,313
Progressive Corp. (The)	65,108	16,420,238
Prudential Financial, Inc.	106,367	12,887,426
Raymond James Financial, Inc.(c)	24,572	2,938,074
Regions Financial Corp.	101,006	2,365,560
S&P Global, Inc.	6,022	3,090,731
State Street Corp.	53,848	4,690,161
Synchrony Financial	94,725	4,760,878
T. Rowe Price Group, Inc.	11,856	1,257,210
Travelers Cos., Inc. (The)	42,580	9,711,221
Truist Financial Corp.(c)	190,906	8,487,681
U.S. Bancorp	216,640	10,231,907
Visa, Inc., Class A	25,713	7,106,302
W.R. Berkley Corp.	48,925	2,920,822
Wells Fargo & Co.	427,538	24,998,147
Willis Towers Watson PLC	7,644	2,232,889
		605,792,245
Health Care-18.68%
Abbott Laboratories	79,488	9,003,606
AbbVie, Inc.	66,004	12,957,245
Agilent Technologies, Inc.	10,363	1,481,080
Align Technology, Inc.(b)	3,112	738,229
Amgen, Inc.	20,091	6,706,979
Baxter International, Inc.	89,827	3,408,036
Becton, Dickinson and Co.	17,158	4,159,271
Biogen, Inc.(b)	8,130	1,664,699
Bio-Rad Laboratories, Inc., Class A(b)	1,857	626,403
Bio-Techne Corp.	3,096	229,073
Boston Scientific Corp.(b)	39,119	3,199,543
Bristol-Myers Squibb Co.	225,806	11,279,010
Cardinal Health, Inc.	449,750	50,695,820
Catalent, Inc.(b)	15,233	928,604
Cencora, Inc.	243,097	58,238,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
Centene Corp.(b)	460,951	$ 36,336,767
Charles River Laboratories International, Inc.(b)	4,037	798,317
Cigna Group (The)	125,222	45,306,572
Cooper Cos., Inc. (The)(b)	8,100	856,413
CVS Health Corp.	1,226,567	70,208,695
Danaher Corp.	20,994	5,653,894
DaVita, Inc.(b)(c)	17,839	2,692,262
DexCom, Inc.(b)	6,642	460,556
Edwards Lifesciences Corp.(b)	14,301	1,000,498
Elevance Health, Inc.	65,639	36,553,703
Eli Lilly and Co.	8,356	8,021,927
GE HealthCare Technologies, Inc.	51,919	4,403,770
Gilead Sciences, Inc.	85,923	6,787,917
HCA Healthcare, Inc.	40,404	15,983,418
Henry Schein, Inc.(b)	38,525	2,717,939
Hologic, Inc.(b)	11,202	910,050
Humana, Inc.	62,173	22,038,463
IDEXX Laboratories, Inc.(b)	1,507	725,364
Incyte Corp.(b)	12,348	810,770
Insulet Corp.(b)	1,791	363,161
Intuitive Surgical, Inc.(b)	3,472	1,710,411
IQVIA Holdings, Inc.(b)	14,483	3,643,199
Johnson & Johnson	125,905	20,882,603
Labcorp Holdings, Inc.	12,515	2,877,073
McKesson Corp.	107,040	60,058,003
Medtronic PLC	81,425	7,212,626
Merck & Co., Inc.	96,445	11,423,910
Mettler-Toledo International, Inc.(b)	531	764,151
Moderna, Inc.(b)(c)	7,497	580,268
Molina Healthcare, Inc.(b)	23,830	8,335,496
Pfizer, Inc.	408,866	11,861,203
Quest Diagnostics, Inc.	13,725	2,154,413
Regeneron Pharmaceuticals, Inc.(b)	2,611	3,093,226
ResMed, Inc.(c)	4,422	1,083,478
Revvity, Inc.(c)	5,076	622,013
Solventum Corp.(b)(c)	30,391	1,948,367
STERIS PLC	5,046	1,216,591
Stryker Corp.	12,368	4,457,675
Teleflex, Inc.(c)	2,943	721,535
Thermo Fisher Scientific, Inc.	15,182	9,337,993
UnitedHealth Group, Inc.	156,043	92,096,579
Universal Health Services, Inc., Class B	15,954	3,796,573
Vertex Pharmaceuticals, Inc.(b)	4,320	2,142,245
Viatris, Inc.	307,036	3,708,995
Waters Corp.(b)(c)	1,977	684,734
West Pharmaceutical Services, Inc.	1,773	556,066
Zimmer Biomet Holdings, Inc.	14,135	1,632,027
Zoetis, Inc.	10,449	1,917,287
		688,465,542
Industrials-9.97%
3M Co.	49,554	6,674,428
A.O. Smith Corp.	9,523	797,266
Allegion PLC(c)	6,325	878,163
American Airlines Group, Inc.(b)(c)	963,348	10,230,756
AMETEK, Inc.	8,178	1,398,847
Automatic Data Processing, Inc.	15,939	4,397,730
Axon Enterprise, Inc.(b)	1,195	436,139
Boeing Co. (The)(b)(c)	88,172	15,319,003
	Shares	Value
Industrials-(continued)
Broadridge Financial Solutions, Inc.	6,645	$ 1,414,455
Builders FirstSource, Inc.(b)	23,274	4,049,676
C.H. Robinson Worldwide, Inc.	42,415	4,390,377
Carrier Global Corp.	72,862	5,302,896
Caterpillar, Inc.	42,548	15,151,343
Cintas Corp.	2,775	2,234,208
Copart, Inc.(b)	16,002	847,466
CSX Corp.	92,661	3,175,492
Cummins, Inc.	26,077	8,158,189
Dayforce, Inc.(b)(c)	6,337	362,286
Deere & Co.	31,688	12,223,329
Delta Air Lines, Inc.(c)	247,632	10,521,884
Dover Corp.	9,679	1,800,584
Eaton Corp. PLC	15,116	4,639,554
Emerson Electric Co.	31,658	3,336,437
Equifax, Inc.	4,517	1,387,306
Expeditors International of Washington, Inc.	14,753	1,820,668
Fastenal Co.(c)	23,891	1,631,277
FedEx Corp.	72,576	21,683,532
Fortive Corp.	17,143	1,275,439
GE Vernova, Inc.(b)(c)	33,217	6,676,617
Generac Holdings, Inc.(b)	6,076	951,076
General Dynamics Corp.	30,134	9,020,914
General Electric Co.	54,808	9,570,573
Honeywell International, Inc.	36,075	7,500,353
Howmet Aerospace, Inc.	17,770	1,717,648
Hubbell, Inc.	2,987	1,194,561
Huntington Ingalls Industries, Inc.	9,949	2,813,279
IDEX Corp.	3,301	681,590
Illinois Tool Works, Inc.	13,901	3,519,455
Ingersoll Rand, Inc.	15,397	1,408,056
J.B. Hunt Transport Services, Inc.	16,285	2,820,562
Jacobs Solutions, Inc.	24,873	3,752,838
Johnson Controls International PLC	78,780	5,739,123
L3Harris Technologies, Inc.	18,974	4,490,577
Leidos Holdings, Inc.	22,339	3,540,955
Lockheed Martin Corp.	31,073	17,652,571
Masco Corp.	23,290	1,852,952
Nordson Corp.	2,407	617,540
Norfolk Southern Corp.(c)	11,113	2,846,706
Northrop Grumman Corp.	19,310	10,103,185
Old Dominion Freight Line, Inc.	6,985	1,346,708
Otis Worldwide Corp.	30,027	2,843,257
PACCAR, Inc.	67,684	6,509,847
Parker-Hannifin Corp.	8,048	4,830,410
Paychex, Inc.	8,735	1,146,032
Paycom Software, Inc.	2,522	410,531
Pentair PLC	10,776	955,723
Quanta Services, Inc.(c)	16,089	4,426,567
Republic Services, Inc.	16,485	3,432,342
Rockwell Automation, Inc.	7,216	1,962,968
Rollins, Inc.	13,317	668,247
RTX Corp.	139,146	17,162,268
Snap-on, Inc.(c)	4,013	1,138,649
Southwest Airlines Co.	191,885	5,549,314
Stanley Black & Decker, Inc.	38,315	3,921,923
Textron, Inc.	33,003	3,009,874
Trane Technologies PLC	11,281	4,079,886
TransDigm Group, Inc.	1,163	1,597,043

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Uber Technologies, Inc.(b)	112,257	$ 8,209,354
Union Pacific Corp.	22,152	5,672,906
United Airlines Holdings, Inc.(b)(c)	225,556	9,933,486
United Parcel Service, Inc., Class B	134,967	17,350,008
United Rentals, Inc.	4,825	3,576,580
Veralto Corp.	10,227	1,149,822
Verisk Analytics, Inc.	2,069	564,465
W.W. Grainger, Inc.	3,746	3,689,510
Wabtec Corp.	12,650	2,145,061
Waste Management, Inc.	20,744	4,398,558
Xylem, Inc.	11,764	1,617,903
		367,309,103
Information Technology-9.28%
Accenture PLC, Class A (Ireland)	46,034	15,741,326
Adobe, Inc.(b)	7,946	4,564,262
Advanced Micro Devices, Inc.(b)	29,090	4,321,610
Akamai Technologies, Inc.(b)	8,898	906,172
Amphenol Corp., Class A	38,300	2,583,335
Analog Devices, Inc.	9,262	2,175,088
ANSYS, Inc.(b)	1,412	453,845
Apple, Inc.	367,139	84,074,831
Applied Materials, Inc.	22,785	4,494,569
Arista Networks, Inc.(b)	3,846	1,359,100
Autodesk, Inc.(b)	5,022	1,297,685
Broadcom, Inc.	50,163	8,167,540
Cadence Design Systems, Inc.(b)	2,687	722,615
CDW Corp.	19,336	4,362,975
Cisco Systems, Inc.	247,557	12,511,531
Cognizant Technology Solutions Corp., Class A	61,181	4,758,046
Corning, Inc.	67,797	2,837,304
CrowdStrike Holdings, Inc., Class A(b)	1,722	477,476
Enphase Energy, Inc.(b)	2,993	362,273
EPAM Systems, Inc.(b)	5,380	1,080,089
F5, Inc.(b)	3,362	682,990
Fair Isaac Corp.(b)	235	406,613
First Solar, Inc.(b)(c)	2,703	614,581
Fortinet, Inc.(b)	18,100	1,388,451
Gartner, Inc.(b)	2,830	1,392,247
Gen Digital, Inc.(c)	31,853	842,830
GoDaddy, Inc., Class A(b)	6,371	1,066,569
Hewlett Packard Enterprise Co.	266,724	5,166,444
HP, Inc.	303,823	10,992,316
Intel Corp.	369,733	8,148,915
International Business Machines Corp.	75,006	15,160,963
Intuit, Inc.	5,453	3,436,808
Jabil, Inc.	54,724	5,980,239
Juniper Networks, Inc.	30,676	1,192,683
Keysight Technologies, Inc.(b)	7,735	1,192,118
KLA Corp.	2,378	1,948,605
Lam Research Corp.	2,792	2,292,260
Microchip Technology, Inc.	17,010	1,397,542
Micron Technology, Inc.	26,396	2,540,351
Microsoft Corp.	109,270	45,580,888
Monolithic Power Systems, Inc.	459	429,018
Motorola Solutions, Inc.	5,545	2,451,112
NetApp, Inc.	10,188	1,229,895
NVIDIA Corp.	123,680	14,763,682
NXP Semiconductors N.V. (China)	10,104	2,590,261
	Shares	Value
Information Technology-(continued)
ON Semiconductor Corp.(b)	23,073	$ 1,796,695
Oracle Corp.	78,205	11,049,584
Palo Alto Networks, Inc.(b)(c)	4,974	1,804,169
PTC, Inc.(b)(c)	2,660	476,379
Qorvo, Inc.(b)	6,885	797,903
QUALCOMM, Inc.	34,494	6,046,798
Roper Technologies, Inc.	2,414	1,338,346
Salesforce, Inc.	31,436	7,950,164
Seagate Technology Holdings PLC	12,286	1,223,071
ServiceNow, Inc.(b)	2,676	2,287,980
Skyworks Solutions, Inc.(c)	8,876	972,721
Super Micro Computer, Inc.(b)	2,864	1,253,573
Synopsys, Inc.(b)	2,074	1,077,609
TE Connectivity Ltd.	21,856	3,357,082
Teledyne Technologies, Inc.(b)	2,941	1,272,865
Teradyne, Inc.	3,694	505,081
Texas Instruments, Inc.	17,715	3,797,033
Trimble, Inc.(b)	14,225	806,415
Tyler Technologies, Inc.(b)	904	531,435
VeriSign, Inc.(b)	1,697	312,078
Western Digital Corp.(b)(c)	31,136	2,042,210
Zebra Technologies Corp., Class A(b)(c)	2,957	1,021,289
		341,860,533
Materials-2.67%
Air Products and Chemicals, Inc.(c)	9,008	2,511,881
Albemarle Corp.	16,544	1,493,096
Amcor PLC	281,944	3,225,439
Avery Dennison Corp.	7,602	1,686,504
Ball Corp.	41,385	2,640,777
Celanese Corp.	15,610	2,038,666
CF Industries Holdings, Inc.	16,922	1,406,049
Corteva, Inc.	67,015	3,839,959
Dow, Inc.	161,333	8,644,222
DuPont de Nemours, Inc.	30,657	2,582,852
Eastman Chemical Co.	18,607	1,904,799
Ecolab, Inc.	13,192	3,339,951
FMC Corp.(c)	15,108	975,675
Freeport-McMoRan, Inc.	100,910	4,468,295
International Flavors & Fragrances, Inc.	24,457	2,543,283
International Paper Co.(c)	84,120	4,073,090
Linde PLC	15,329	7,331,094
LyondellBasell Industries N.V., Class A	88,622	8,746,991
Martin Marietta Materials, Inc.	2,441	1,303,885
Mosaic Co. (The)	95,817	2,737,492
Newmont Corp.	65,481	3,496,031
Nucor Corp.	45,015	6,838,229
Packaging Corp. of America	8,734	1,830,122
PPG Industries, Inc.	29,078	3,772,289
Sherwin-Williams Co. (The)	15,800	5,836,046
Smurfit WestRock PLC	79,883	3,788,052
Steel Dynamics, Inc.	31,432	3,756,438
Vulcan Materials Co.(c)	6,186	1,516,869
		98,328,076
Real Estate-1.02%
Alexandria Real Estate Equities, Inc.	5,134	613,872
American Tower Corp.	11,632	2,606,266
AvalonBay Communities, Inc.	2,873	648,522
BXP, Inc.(c)	10,922	821,553
Camden Property Trust	2,935	367,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	76,367	$ 8,792,897
CoStar Group, Inc.(b)(c)	7,007	541,641
Crown Castle, Inc.	14,057	1,574,665
Digital Realty Trust, Inc.	7,445	1,128,737
Equinix, Inc.	2,228	1,858,954
Equity Residential	8,822	660,591
Essex Property Trust, Inc.	1,251	377,539
Extra Space Storage, Inc.	3,673	650,121
Federal Realty Investment Trust	2,364	271,860
Healthpeak Properties, Inc.	23,513	523,870
Host Hotels & Resorts, Inc.(c)	61,798	1,093,825
Invitation Homes, Inc.	14,705	541,732
Iron Mountain, Inc.	13,104	1,484,159
Kimco Realty Corp.	20,165	469,038
Mid-America Apartment Communities, Inc.	3,156	512,440
Prologis, Inc.	14,921	1,907,202
Public Storage	3,279	1,127,058
Realty Income Corp.	16,865	1,047,485
Regency Centers Corp.	4,527	329,068
SBA Communications Corp., Class A	2,817	638,501
Simon Property Group, Inc.	7,854	1,314,367
UDR, Inc.(c)	8,261	367,697
Ventas, Inc.(c)	18,757	1,164,997
VICI Properties, Inc.(c)	26,602	890,635
Welltower, Inc.(c)	13,585	1,639,438
Weyerhaeuser Co.	53,317	1,625,635
		37,591,827
Utilities-2.54%
AES Corp. (The)	131,959	2,260,458
Alliant Energy Corp.	16,306	950,151
Ameren Corp.	21,094	1,740,466
American Electric Power Co., Inc.	45,473	4,560,032
American Water Works Co., Inc.(c)	6,744	965,201
Atmos Energy Corp.	7,148	934,530
CenterPoint Energy, Inc.(c)	56,379	1,539,147
CMS Energy Corp.	25,170	1,708,036
Consolidated Edison, Inc.	32,652	3,316,137
Constellation Energy Corp.	20,931	4,117,128
Dominion Energy, Inc.	58,093	3,247,399
DTE Energy Co.	21,735	2,717,310
Duke Energy Corp.	58,680	6,686,586
	Shares	Value
Utilities-(continued)
Edison International	45,775	$ 3,983,798
Entergy Corp.	22,776	2,748,835
Evergy, Inc.	21,427	1,267,193
Eversource Energy	39,530	2,669,461
Exelon Corp.	127,364	4,851,295
FirstEnergy Corp.	67,969	2,985,198
NextEra Energy, Inc.	66,909	5,386,844
NiSource, Inc.(c)	37,949	1,254,594
NRG Energy, Inc.	73,851	6,278,073
PG&E Corp.	268,980	5,298,906
Pinnacle West Capital Corp.(c)	12,504	1,094,350
PPL Corp.	59,501	1,898,677
Public Service Enterprise Group, Inc.	27,328	2,206,736
Sempra	36,469	2,997,022
Southern Co. (The)	65,935	5,696,784
Vistra Corp.	33,889	2,895,137
WEC Energy Group, Inc.(c)	22,466	2,090,012
Xcel Energy, Inc.	52,322	3,203,676
		93,549,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,002,008,684)		3,681,640,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.54%
Invesco Private Government Fund, 5.28%(d)(e)(f)	36,153,465	36,153,465
Invesco Private Prime Fund, 5.46%(d)(e)(f)	94,304,071	94,341,793
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,489,743)		130,495,258
TOTAL INVESTMENTS IN SECURITIES-103.45% (Cost $3,132,498,427)		3,812,136,055
OTHER ASSETS LESS LIABILITIES-(3.45)%		(127,122,694)
NET ASSETS-100.00%		$3,685,013,361

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Ltd.	$695,991	$598,585	$(23,281)	$114,371	$(4,367)	$1,381,299	$51,456
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P 500 Revenue ETF (RWL)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$55,720,301	$(55,720,301)	$-	$-	$-	$48,932
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,906,620	313,203,026	(293,956,181)	-	-	36,153,465	940,062*
Invesco Private Prime Fund	43,474,166	785,901,532	(735,060,731)	5,775	21,051	94,341,793	2,543,759*
Total	$61,076,777	$1,155,423,444	$(1,084,760,494)	$120,146	$16,684	$131,876,557	$3,584,209

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P MidCap 400 Revenue ETF (RWK)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.29%
Frontier Communications Parent, Inc.(b)(c)	89,470	$ 2,576,736
Iridium Communications, Inc.(c)	11,551	298,016
New York Times Co. (The), Class A	19,163	1,052,625
Nexstar Media Group, Inc., Class A(c)	12,791	2,185,726
TEGNA, Inc.	86,885	1,205,964
TKO Group Holdings, Inc.(c)	7,738	914,864
Warner Music Group Corp., Class A(c)	78,854	2,256,013
Ziff Davis, Inc.(b)	9,573	467,832
ZoomInfo Technologies, Inc., Class A(b)(c)	39,062	386,323
		11,344,099
Consumer Discretionary-22.92%
Adient PLC(b)(c)	234,612	5,306,923
Aramark(c)	215,337	7,887,794
Autoliv, Inc. (Sweden)	37,768	3,870,087
AutoNation, Inc.(b)	64,117	11,411,544
Boyd Gaming Corp.	27,022	1,621,860
Brunswick Corp.(c)	31,389	2,481,300
Burlington Stores, Inc.(b)	16,961	4,549,619
Capri Holdings Ltd.(b)	63,311	2,261,469
Carter’s, Inc.(c)	17,600	1,159,840
Choice Hotels International, Inc.(c)	5,191	662,320
Churchill Downs, Inc.	7,085	984,602
Columbia Sportswear Co.(c)	16,526	1,334,144
Crocs, Inc.(b)(c)	9,933	1,451,907
Dick’s Sporting Goods, Inc.(c)	23,645	5,602,919
Duolingo, Inc.(b)(c)	1,200	255,084
Five Below, Inc.(b)(c)	12,530	945,138
Floor & Decor Holdings, Inc., Class A(b)(c)	14,416	1,620,935
GameStop Corp., Class A(b)	66,523	1,557,969
Gap, Inc. (The)(c)	233,251	5,231,820
Gentex Corp.(c)	26,657	835,164
Goodyear Tire & Rubber Co. (The)(b)(c)	665,901	5,873,247
Graham Holdings Co., Class B	2,505	1,991,951
Grand Canyon Education, Inc.(b)	2,790	404,578
H&R Block, Inc.	27,593	1,746,913
Harley-Davidson, Inc.(c)	68,971	2,582,274
Helen of Troy Ltd.(b)(c)	7,877	420,474
Hilton Grand Vacations, Inc.(b)(c)	40,829	1,575,183
Hyatt Hotels Corp., Class A	18,944	2,877,973
KB Home	37,030	3,099,781
Lear Corp.	79,376	9,259,210
Light & Wonder, Inc.(b)(c)	12,488	1,371,432
Lithia Motors, Inc., Class A(c)	50,440	15,186,475
Macy’s, Inc.	502,084	7,817,448
Marriott Vacations Worldwide Corp.(c)	21,677	1,604,098
Mattel, Inc.(b)(c)	122,481	2,324,689
Murphy USA, Inc.	17,596	9,143,410
Nordstrom, Inc.	274,841	6,139,948
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	9,527	853,238
Penske Automotive Group, Inc.(c)	79,579	13,536,388
Planet Fitness, Inc., Class A(b)(c)	5,979	485,555
Polaris, Inc.	42,965	3,636,987
PVH Corp.	30,893	3,048,830
RH(b)(c)	5,100	1,293,870
Service Corp. International	22,057	1,726,401
Skechers U.S.A., Inc., Class A(b)	44,601	3,054,277
	Shares	Value
Consumer Discretionary-(continued)
Taylor Morrison Home Corp., Class A(b)	52,384	$ 3,527,015
Tempur Sealy International, Inc.(c)	39,415	2,066,528
Texas Roadhouse, Inc.	11,075	1,868,906
Thor Industries, Inc.(c)	43,625	4,679,218
Toll Brothers, Inc.	34,256	4,935,262
TopBuild Corp.(b)	4,901	1,926,191
Travel + Leisure Co.	33,630	1,488,464
Under Armour, Inc., Class A(b)	165,469	1,272,457
Under Armour, Inc., Class C(b)(c)	168,889	1,259,912
Vail Resorts, Inc.(c)	6,372	1,157,792
Valvoline, Inc.(b)	14,370	606,414
Visteon Corp.(b)	14,636	1,481,602
Wendy’s Co. (The)	50,809	859,688
Whirlpool Corp.	82,673	8,291,275
Williams-Sonoma, Inc.(c)	19,708	2,647,376
Wingstop, Inc.	499	192,669
Wyndham Hotels & Resorts, Inc.	7,501	590,329
YETI Holdings, Inc.(b)(c)	16,422	662,135
		201,600,301
Consumer Staples-9.92%
BellRing Brands, Inc.(b)	12,936	723,510
BJ’s Wholesale Club Holdings, Inc.(b)	90,426	7,230,463
Boston Beer Co., Inc. (The), Class A(b)(c)	2,769	752,393
Casey’s General Stores, Inc.	15,556	5,636,094
Celsius Holdings, Inc.(b)(c)	9,133	347,328
Coca-Cola Consolidated, Inc.	2,592	3,479,501
Coty, Inc., Class A(b)(c)	240,665	2,257,438
Darling Ingredients, Inc.(b)(c)	69,726	2,909,666
e.l.f. Beauty, Inc.(b)(c)	2,072	310,365
Flowers Foods, Inc.	89,237	2,073,868
Ingredion, Inc.	27,073	3,636,175
Lancaster Colony Corp.	3,885	663,402
Performance Food Group Co.(b)	332,658	24,829,593
Pilgrim’s Pride Corp.(b)(c)	196,393	9,147,986
Post Holdings, Inc.(b)	29,995	3,472,521
Sprouts Farmers Market, Inc.(b)	36,049	3,750,898
US Foods Holding Corp.(b)	270,123	15,993,983
		87,215,184
Energy-5.53%
Antero Midstream Corp.	30,469	453,074
Antero Resources Corp.(b)	50,781	1,370,579
ChampionX Corp.	47,989	1,493,897
Chesapeake Energy Corp.(c)	21,330	1,588,872
Chord Energy Corp.	9,751	1,447,341
Civitas Resources, Inc.	24,866	1,525,032
CNX Resources Corp.(b)(c)	21,567	596,759
DT Midstream, Inc.	5,359	421,164
HF Sinclair Corp.	233,978	11,497,679
Matador Resources Co.	21,088	1,196,111
Murphy Oil Corp.	34,496	1,286,011
NOV, Inc.	195,247	3,469,539
Ovintiv, Inc.	90,354	3,869,862
PBF Energy, Inc., Class A	333,200	11,348,792
Permian Resources Corp.	96,731	1,377,449
Range Resources Corp.	24,939	745,177
Southwestern Energy Co.(b)	325,152	2,074,470
Texas Pacific Land Corp.	346	300,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2024
	Shares	Value
Energy-(continued)
Valaris Ltd.(b)(c)	10,077	$ 615,302
Weatherford International PLC	18,465	1,937,717
		48,615,463
Financials-14.67%
Affiliated Managers Group, Inc.	5,686	988,397
Ally Financial, Inc.	162,812	7,031,850
American Financial Group, Inc.	24,803	3,314,177
Annaly Capital Management, Inc.(c)	115,265	2,323,742
Associated Banc-Corp	40,916	936,158
Bank OZK	24,981	1,082,926
Brighthouse Financial, Inc.(b)	27,453	1,260,093
Cadence Bank	35,237	1,137,450
Carlyle Group, Inc. (The)	31,028	1,245,154
CNO Financial Group, Inc.	63,462	2,216,093
Columbia Banking System, Inc.(c)	62,412	1,571,534
Commerce Bancshares, Inc.	14,606	934,200
Cullen/Frost Bankers, Inc.	10,997	1,234,193
East West Bancorp, Inc.	23,037	1,936,721
Equitable Holdings, Inc.	130,512	5,549,370
Erie Indemnity Co., Class A	3,759	1,910,437
Essent Group Ltd.	8,018	515,477
Euronet Worldwide, Inc.(b)(c)	13,637	1,471,569
Evercore, Inc., Class A	4,821	1,184,713
F.N.B. Corp.	71,626	1,072,957
Federated Hermes, Inc., Class B	19,885	682,055
Fidelity National Financial, Inc.	101,499	5,984,381
First American Financial Corp.	43,764	2,792,143
First Financial Bankshares, Inc.(c)	9,245	338,090
First Horizon Corp.	134,769	2,235,818
FirstCash Holdings, Inc.	11,575	1,390,042
Glacier Bancorp, Inc.(c)	13,008	615,278
Hancock Whitney Corp.	17,500	940,275
Hanover Insurance Group, Inc. (The)	19,602	2,881,298
Home BancShares, Inc.	23,302	648,728
Houlihan Lokey, Inc.	5,779	905,107
Interactive Brokers Group, Inc., Class A	26,949	3,473,457
International Bancshares Corp.	7,143	451,295
Janus Henderson Group PLC	26,143	983,238
Jefferies Financial Group, Inc.	73,935	4,432,403
Kemper Corp.	32,509	2,032,138
Kinsale Capital Group, Inc.	1,359	667,391
MGIC Investment Corp.(c)	22,075	561,367
Morningstar, Inc.	2,901	910,247
New York Community Bancorp, Inc.(c)	284,916	3,088,489
Old National Bancorp	64,933	1,288,920
Old Republic International Corp.	98,806	3,544,171
Pinnacle Financial Partners, Inc.	14,365	1,430,323
Primerica, Inc.	5,159	1,358,004
Prosperity Bancshares, Inc.	11,145	820,049
Reinsurance Group of America, Inc.	39,880	8,803,909
RenaissanceRe Holdings Ltd. (Bermuda)	16,940	4,316,143
RLI Corp.	4,410	679,581
SEI Investments Co.	11,833	800,266
Selective Insurance Group, Inc.	18,876	1,717,338
SLM Corp.	59,327	1,308,754
SouthState Corp.	12,516	1,215,178
Starwood Property Trust, Inc.(c)	43,986	916,668
Stifel Financial Corp.	26,269	2,315,350
Synovus Financial Corp.(c)	36,828	1,698,507
	Shares	Value
Financials-(continued)
Texas Capital Bancshares, Inc.(b)(c)	12,362	$ 830,974
UMB Financial Corp.	12,162	1,259,862
United Bankshares, Inc.	19,234	747,626
Unum Group	100,738	5,589,952
Valley National Bancorp(c)	206,702	1,794,173
Voya Financial, Inc.	41,526	2,941,287
Webster Financial Corp.	40,036	1,898,907
Western Union Co. (The)	140,439	1,713,356
WEX, Inc.(b)(c)	5,926	1,131,984
Wintrust Financial Corp.	15,885	1,728,288
Zions Bancorporation N.A.	45,295	2,244,820
		129,024,841
Health Care-4.54%
Acadia Healthcare Co., Inc.(b)(c)	17,759	1,454,995
Amedisys, Inc.(b)(c)	9,524	933,447
Arrowhead Pharmaceuticals, Inc.(b)(c)	2,742	65,342
Azenta, Inc.(b)(c)	4,676	231,556
BioMarin Pharmaceutical, Inc.(b)	11,482	1,047,273
Bruker Corp.	18,027	1,211,234
Chemed Corp.	1,651	967,767
Cytokinetics, Inc.(b)(c)	25	1,427
DENTSPLY SIRONA, Inc.	58,580	1,481,488
Doximity, Inc., Class A(b)(c)	6,163	226,675
Encompass Health Corp.	22,827	2,124,052
Enovis Corp.(b)(c)	15,714	732,272
Envista Holdings Corp.(b)	56,188	1,025,993
Exelixis, Inc.(b)	32,891	856,153
Globus Medical, Inc., Class A(b)(c)	11,219	815,621
Haemonetics Corp.(b)(c)	5,995	453,102
Halozyme Therapeutics, Inc.(b)(c)	6,758	431,498
HealthEquity, Inc.(b)(c)	4,878	388,094
Illumina, Inc.(b)	16,051	2,109,101
Jazz Pharmaceuticals PLC(b)	13,210	1,532,096
Lantheus Holdings, Inc.(b)	6,684	711,645
LivaNova PLC(b)	8,667	436,730
Masimo Corp.(b)(c)	5,623	660,815
Medpace Holdings, Inc.(b)	1,950	692,777
Neogen Corp.(b)(c)	21,168	365,148
Neurocrine Biosciences, Inc.(b)	5,675	721,065
Option Care Health, Inc.(b)(c)	61,740	1,976,915
Penumbra, Inc.(b)(c)	2,262	457,648
Perrigo Co. PLC	65,877	1,917,021
Progyny, Inc.(b)(c)	15,915	373,843
R1 RCM, Inc.(b)(c)	71,435	1,007,948
Repligen Corp.(b)(c)	1,853	279,673
Roivant Sciences Ltd.(b)	4,524	55,329
Sarepta Therapeutics, Inc.(b)	4,433	601,913
Sotera Health Co.(b)(c)	35,979	555,516
Tenet Healthcare Corp.(b)	58,882	9,764,991
United Therapeutics Corp.(b)	3,363	1,222,619
		39,890,782
Industrials-19.49%
AAON, Inc.	5,947	567,998
Acuity Brands, Inc.	5,921	1,508,079
Advanced Drainage Systems, Inc.	6,536	1,024,583
AECOM	69,069	6,916,570
AGCO Corp.	52,494	4,779,054
Applied Industrial Technologies, Inc.	9,436	1,935,512
Avis Budget Group, Inc.(c)	44,319	3,633,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Brink’s Co. (The)(c)	19,512	$ 2,164,466
BWX Technologies, Inc.	10,987	1,131,661
CACI International, Inc., Class A(b)	6,710	3,275,285
Carlisle Cos., Inc.	4,823	2,043,987
Chart Industries, Inc.(b)(c)	10,403	1,273,327
Clean Harbors, Inc.(b)	9,620	2,365,558
Comfort Systems USA, Inc.	6,888	2,435,046
Concentrix Corp.(c)	52,744	3,967,931
Core & Main, Inc., Class A(b)	53,830	2,585,455
Crane Co.	5,937	940,302
Curtiss-Wright Corp.	4,277	1,350,933
Donaldson Co., Inc.	19,114	1,390,161
EMCOR Group, Inc.	13,549	5,325,570
EnerSys	13,461	1,364,003
ESAB Corp.	11,728	1,231,088
ExlService Holdings, Inc.(b)(c)	22,112	807,973
Exponent, Inc.	2,208	239,060
Flowserve Corp.	36,899	1,840,522
Fluor Corp.(b)	134,867	6,752,791
Fortune Brands Innovations, Inc.	27,079	2,150,343
FTI Consulting, Inc.(b)(c)	6,755	1,542,234
GATX Corp.	4,351	613,926
Genpact Ltd.	56,673	2,223,282
Graco, Inc.	10,549	879,259
GXO Logistics, Inc.(b)(c)	80,534	4,030,727
Hexcel Corp.(c)	11,198	708,721
Insperity, Inc.	27,249	2,561,134
ITT, Inc.	10,387	1,446,078
KBR, Inc.	43,351	3,006,825
Kirby Corp.(b)	10,514	1,260,839
Knight-Swift Transportation Holdings, Inc.	61,083	3,199,528
Landstar System, Inc.	10,935	1,996,294
Lennox International, Inc.	3,623	2,138,258
Lincoln Electric Holdings, Inc.	8,795	1,702,800
ManpowerGroup, Inc.	100,484	7,427,777
MasTec, Inc.(b)	43,648	4,937,898
Maximus, Inc.	23,038	2,125,486
MDU Resources Group, Inc.	70,432	1,809,398
Middleby Corp. (The)(b)(c)	12,405	1,744,391
MSA Safety, Inc.	3,916	715,179
MSC Industrial Direct Co., Inc., Class A(c)	20,336	1,672,433
Nextracker, Inc., Class A(b)(c)	16,365	665,565
nVent Electric PLC	16,753	1,138,534
Oshkosh Corp.	36,668	3,956,844
Owens Corning	21,292	3,592,599
Paylocity Holding Corp.(b)	3,768	608,155
RB Global, Inc. (Canada)	20,536	1,768,766
RBC Bearings, Inc.(b)(c)	2,223	662,121
Regal Rexnord Corp.	18,545	3,112,037
Ryder System, Inc.	38,971	5,660,148
Saia, Inc.(b)(c)	2,548	957,615
Science Applications International Corp.	24,846	3,244,639
Sensata Technologies Holding PLC	41,454	1,598,052
Simpson Manufacturing Co., Inc.	5,271	964,909
Stericycle, Inc.(b)	17,577	1,041,613
Terex Corp.(c)	38,225	2,170,033
Tetra Tech, Inc.	9,209	2,189,348
Timken Co. (The)	22,610	1,911,223
Toro Co. (The)	17,718	1,640,687
Trex Co., Inc.(b)	5,621	358,283
	Shares	Value
Industrials-(continued)
UFP Industries, Inc.	23,975	$ 2,917,038
Valmont Industries, Inc.	5,829	1,665,695
Watsco, Inc.(c)	5,965	2,835,880
Watts Water Technologies, Inc., Class A	4,466	878,462
WESCO International, Inc.	51,863	8,577,103
Woodward, Inc.	6,880	1,146,552
XPO, Inc.(b)	29,728	3,407,423
		171,412,764
Information Technology-8.47%
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,503	355,759
Altair Engineering, Inc., Class A(b)(c)	2,473	223,460
Amkor Technology, Inc.	71,242	2,343,862
AppFolio, Inc., Class A(b)	1,122	260,293
Arrow Electronics, Inc.(b)	94,441	12,757,090
ASGN, Inc.(b)(c)	19,262	1,852,234
Aspen Technology, Inc.(b)(c)	2,172	508,552
Avnet, Inc.	184,425	10,176,571
Belden, Inc.	9,843	1,055,957
Blackbaud, Inc.(b)(c)	5,730	479,028
Ciena Corp.(b)(c)	34,461	1,986,677
Cirrus Logic, Inc.(b)	5,661	824,751
Cognex Corp.(c)	7,182	290,009
Coherent Corp.(b)	24,883	1,939,630
Commvault Systems, Inc.(b)	2,804	435,742
Crane NXT Co.	8,844	519,585
Dolby Laboratories, Inc., Class A	6,272	447,570
Dropbox, Inc., Class A(b)	46,033	1,157,270
Dynatrace, Inc.(b)	12,075	611,236
IPG Photonics Corp.(b)	5,436	371,659
Kyndryl Holdings, Inc.(b)	244,799	5,799,288
Lattice Semiconductor Corp.(b)(c)	4,468	211,604
Littelfuse, Inc.	3,514	956,511
Lumentum Holdings, Inc.(b)(c)	11,634	670,235
MACOM Technology Solutions Holdings, Inc.(b)	2,363	258,110
Manhattan Associates, Inc.(b)	1,623	429,170
MKS Instruments, Inc.	10,725	1,278,742
Novanta, Inc.(b)	2,154	394,785
Onto Innovation, Inc.(b)	1,494	318,551
Power Integrations, Inc.	2,259	151,579
Pure Storage, Inc., Class A(b)	16,793	861,313
Qualys, Inc.(b)	1,604	200,773
Rambus, Inc.(b)	3,157	141,181
Silicon Laboratories, Inc.(b)(c)	2,126	251,655
Synaptics, Inc.(b)(c)	3,948	321,446
TD SYNNEX Corp.	168,836	20,500,067
Teradata Corp.(b)	21,116	596,316
Universal Display Corp.(c)	1,195	231,495
Vishay Intertechnology, Inc.	56,957	1,147,684
Vontier Corp.	31,231	1,094,022
Wolfspeed, Inc.(b)(c)	12,026	117,253
		74,528,715
Materials-8.55%
Alcoa Corp.	109,386	3,511,291
AptarGroup, Inc.	9,496	1,454,692
Arcadium Lithium PLC (Argentina)(b)(c)	112,084	303,748
Ashland, Inc.	8,517	762,271
Avient Corp.	28,306	1,390,674
Axalta Coating Systems Ltd.(b)	58,432	2,132,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2024
	Shares	Value
Materials-(continued)
Berry Global Group, Inc.	80,488	$ 5,542,404
Cabot Corp.	15,634	1,643,290
Chemours Co. (The)(c)	93,005	1,808,017
Cleveland-Cliffs, Inc.(b)(c)	571,338	7,461,674
Commercial Metals Co.	65,027	3,484,797
Crown Holdings, Inc.	58,733	5,310,050
Eagle Materials, Inc.	3,859	994,657
Graphic Packaging Holding Co.(c)	132,207	3,956,955
Greif, Inc., Class A	33,342	2,084,542
Knife River Corp.(b)(c)	16,015	1,263,103
Louisiana-Pacific Corp.	11,438	1,110,058
MP Materials Corp.(b)(c)	5,875	75,787
NewMarket Corp.	2,008	1,152,130
Olin Corp.	51,465	2,247,477
Reliance, Inc.	20,318	5,824,155
Royal Gold, Inc.(c)	1,841	258,053
RPM International, Inc.(c)	25,619	2,978,209
Scotts Miracle-Gro Co. (The)(c)	20,049	1,423,078
Silgan Holdings, Inc.	51,798	2,707,481
Sonoco Products Co.	45,270	2,560,924
United States Steel Corp.(c)	189,968	7,201,687
Westlake Corp.	31,584	4,593,577
		75,237,549
Real Estate-2.69%
Agree Realty Corp.	3,557	259,696
American Homes 4 Rent, Class A	18,227	724,888
Brixmor Property Group, Inc.	21,813	597,458
COPT Defense Properties(c)	11,299	336,597
Cousins Properties, Inc.	13,584	387,280
CubeSmart	9,235	478,650
EastGroup Properties, Inc.	1,390	259,096
EPR Properties	6,740	319,948
Equity LifeStyle Properties, Inc.(c)	9,405	683,837
First Industrial Realty Trust, Inc.	5,125	290,741
Gaming and Leisure Properties, Inc.	13,032	677,925
Healthcare Realty Trust, Inc.	31,390	558,742
Independence Realty Trust, Inc.(c)	14,272	296,572
Jones Lang LaSalle, Inc.(b)	40,273	10,278,878
Kilroy Realty Corp.	13,585	492,728
Kite Realty Group Trust	14,588	380,455
Lamar Advertising Co., Class A	7,247	911,528
National Storage Affiliates Trust	8,043	375,930
NNN REIT, Inc.	7,713	362,434
Omega Healthcare Investors, Inc.	11,844	468,312
Park Hotels & Resorts, Inc.(c)	70,942	1,083,994
PotlatchDeltic Corp.	9,580	416,347
Rayonier, Inc.(c)	13,511	416,274
Rexford Industrial Realty, Inc.(c)	7,098	361,430
Sabra Health Care REIT, Inc.	17,978	306,345
STAG Industrial, Inc.	8,019	325,411
	Shares	Value
Real Estate-(continued)
Vornado Realty Trust(c)	27,439	$ 943,078
W.P. Carey, Inc.(c)	11,745	704,935
		23,699,509
Utilities-1.85%
ALLETE, Inc.	10,569	671,660
Black Hills Corp.	15,764	931,968
Essential Utilities, Inc.	20,250	789,547
IDACORP, Inc.	7,590	773,497
National Fuel Gas Co.	12,703	759,131
New Jersey Resources Corp.	15,613	723,038
NorthWestern Energy Group, Inc.	11,274	613,193
OGE Energy Corp.	29,821	1,179,719
ONE Gas, Inc.	13,388	922,969
Ormat Technologies, Inc.(c)	4,552	339,260
Portland General Electric Co.	26,000	1,250,860
Southwest Gas Holdings, Inc.	29,150	2,119,788
Spire, Inc.	17,327	1,143,062
TXNM Energy, Inc.(c)	18,900	774,522
UGI Corp.	131,754	3,281,992
		16,274,206
Total Common Stocks & Other Equity Interests (Cost $745,456,641)		878,843,413
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $128,678)	128,678	128,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $745,585,319)		878,972,091
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.64%
Invesco Private Government Fund, 5.28%(d)(e)(f)	28,740,449	28,740,449
Invesco Private Prime Fund, 5.46%(d)(e)(f)	73,628,433	73,657,884
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,392,140)		102,398,333
TOTAL INVESTMENTS IN SECURITIES-111.58% (Cost $847,977,459)		981,370,424
OTHER ASSETS LESS LIABILITIES-(11.58)%		(101,821,171)
NET ASSETS-100.00%		$879,549,253

Investment Abbreviations:
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$256,285	$11,765,673	$(11,893,280)	$-	$-	$128,678	$15,545
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,813,137	260,116,711	(251,189,399)	-	-	28,740,449	1,437,226*
Invesco Private Prime Fund	50,948,068	513,185,119	(490,507,707)	7,839	24,565	73,657,884	3,833,183*
Total	$71,017,490	$785,067,503	$(753,590,386)	$7,839	$24,565	$102,527,011	$5,285,954

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap 600 Revenue ETF (RWJ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-8.15%
AMC Networks, Inc., Class A(b)(c)	176,780	$ 1,741,283
Cable One, Inc.(c)	5,071	1,788,643
CarGurus, Inc.(b)	37,881	1,097,791
Cars.com, Inc.(b)	37,878	675,744
Cinemark Holdings, Inc.(b)(c)	178,894	4,898,118
Cogent Communications Holdings, Inc.	21,642	1,514,507
Consolidated Communications Holdings, Inc.(b)(c)	272,585	1,245,714
EchoStar Corp., Class A(b)(c)	1,273,319	23,607,334
Gogo, Inc.(b)(c)	47,092	375,323
IAC, Inc.(b)	95,501	5,040,543
John Wiley & Sons, Inc., Class A	50,033	2,417,094
Lumen Technologies, Inc.(b)(c)	13,480,225	70,771,181
Madison Square Garden Sports Corp., Class A(b)	5,465	1,142,458
QuinStreet, Inc.(b)(c)	36,499	697,496
Scholastic Corp.	51,420	1,639,270
Shenandoah Telecommunications Co.(c)	19,216	290,546
Shutterstock, Inc.(c)	23,086	828,326
TechTarget, Inc.(b)(c)	7,774	207,177
Telephone and Data Systems, Inc.	281,631	6,652,124
Thryv Holdings, Inc.(b)(c)	50,924	927,835
TripAdvisor, Inc.(b)(c)	107,200	1,555,472
Yelp, Inc.(b)	40,114	1,401,182
		130,515,161
Consumer Discretionary-22.51%
Academy Sports & Outdoors, Inc.(c)	128,097	7,106,822
Adtalem Global Education, Inc.(b)	26,175	1,981,709
Advance Auto Parts, Inc.(c)	191,805	8,690,685
American Axle & Manufacturing Holdings, Inc.(b)	968,341	6,226,433
American Eagle Outfitters, Inc.(c)	280,502	5,772,731
Asbury Automotive Group, Inc.(b)(c)	72,439	17,793,916
BJ’s Restaurants, Inc.(b)(c)	40,776	1,248,969
Bloomin’ Brands, Inc.(c)	265,896	4,653,180
Boot Barn Holdings, Inc.(b)	14,134	1,896,359
Brinker International, Inc.(b)	68,843	4,923,651
Buckle, Inc. (The)(c)	37,442	1,568,820
Caleres, Inc.(c)	88,832	3,742,492
Cavco Industries, Inc.(b)(c)	5,403	2,233,168
Century Communities, Inc.	51,239	5,127,487
Cheesecake Factory, Inc. (The)(c)	94,899	3,730,480
Chuy’s Holdings, Inc.(b)	18,930	704,196
Cracker Barrel Old Country Store, Inc.(c)	83,369	3,299,745
Dana, Inc.	926,788	10,463,436
Dave & Buster’s Entertainment, Inc.(b)(c)	53,788	1,685,716
Designer Brands, Inc., Class A(c)	465,040	3,087,866
Dine Brands Global, Inc.(c)	23,777	751,829
Dorman Products, Inc.(b)	23,280	2,640,418
Ethan Allen Interiors, Inc.(c)	25,973	817,630
Foot Locker, Inc.(c)	363,395	11,316,120
Fox Factory Holding Corp.(b)	32,335	1,308,921
Frontdoor, Inc.(b)	56,191	2,701,663
Gentherm, Inc.(b)(c)	31,301	1,581,953
G-III Apparel Group Ltd.(b)	126,416	3,346,231
Golden Entertainment, Inc.(c)	34,486	1,117,002
	Shares	Value
Consumer Discretionary-(continued)
Green Brick Partners, Inc.(b)(c)	34,020	$ 2,680,096
Group 1 Automotive, Inc.(c)	64,757	24,397,847
Guess?, Inc.(c)	143,776	2,979,039
Hanesbrands, Inc.(b)(c)	1,170,689	7,433,875
Haverty Furniture Cos., Inc., (Acquired 11/17/2014 - 08/05/2024; Cost $895,090)(c)(d)	32,406	887,924
Installed Building Products, Inc.(c)	14,165	3,149,021
Jack in the Box, Inc.	31,842	1,571,721
Kohl’s Corp.(c)	865,296	16,778,089
Kontoor Brands, Inc.	41,460	3,103,281
La-Z-Boy, Inc.	66,509	2,698,270
LCI Industries	40,705	4,796,677
Leggett & Platt, Inc.(c)	450,829	5,698,479
Leslie’s, Inc.(b)(c)	329,777	995,927
LGI Homes, Inc.(b)(c)	26,251	2,831,958
M/I Homes, Inc.(b)(c)	35,847	5,712,936
MarineMax, Inc.(b)(c)	82,539	2,618,137
Meritage Homes Corp.	41,966	8,312,206
Mister Car Wash, Inc.(b)(c)	139,418	907,611
Monarch Casino & Resort, Inc.	8,083	613,661
Monro, Inc.(c)	56,516	1,531,018
Movado Group, Inc.(c)	28,421	678,125
National Vision Holdings, Inc.(b)(c)	168,152	1,775,685
Newell Brands, Inc.	1,237,905	8,776,746
ODP Corp. (The)(b)	213,946	6,600,234
Oxford Industries, Inc.(c)	16,715	1,453,871
Papa John’s International, Inc.(c)	48,752	2,309,382
Patrick Industries, Inc.	36,504	4,717,047
PENN Entertainment, Inc.(b)(c)	391,635	7,292,244
Perdoceo Education Corp.	35,288	791,863
Phinia, Inc.(c)	93,238	4,471,694
Sabre Corp.(b)(c)	1,224,292	3,734,091
Sally Beauty Holdings, Inc.(b)(c)	386,088	5,038,448
Shake Shack, Inc., Class A(b)	13,552	1,347,204
Shoe Carnival, Inc.(c)	35,122	1,420,334
Signet Jewelers Ltd.(c)	86,690	7,290,629
Six Flags Entertainment Corp.	30,449	1,333,057
Sonic Automotive, Inc., Class A	274,487	17,111,520
Sonos, Inc.(b)(c)	109,166	1,335,100
Standard Motor Products, Inc.(c)	52,739	1,703,997
Steven Madden Ltd.	50,766	2,289,547
Strategic Education, Inc.	11,558	1,115,347
Stride, Inc.(b)(c)	32,161	2,648,137
Sturm, Ruger & Co., Inc.	13,459	566,893
Topgolf Callaway Brands Corp.(b)(c)	307,442	3,092,867
Tri Pointe Homes, Inc.(b)	111,866	4,971,325
Upbound Group, Inc.	141,297	4,705,190
Urban Outfitters, Inc.(b)(c)	132,247	4,803,211
V.F. Corp.	828,592	15,088,660
Victoria’s Secret & Co.(b)	373,981	8,773,594
Vista Outdoor, Inc.(b)	82,693	3,311,028
Winnebago Industries, Inc.	61,570	3,673,266
Wolverine World Wide, Inc.(c)	174,260	2,389,105
Worthington Enterprises, Inc.	42,003	1,923,737
XPEL, Inc.(b)(c)(e)	11,377	492,510
		360,243,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
	Shares	Value
Consumer Staples-8.03%
Andersons, Inc. (The)	304,521	$ 15,521,435
B&G Foods, Inc.(c)	258,815	2,192,163
Calavo Growers, Inc.(c)	34,566	795,709
Cal-Maine Foods, Inc.	44,127	3,178,909
Central Garden & Pet Co.(b)(c)	46,967	1,853,788
Central Garden & Pet Co., Class A(b)	54,435	1,861,677
Chefs’ Warehouse, Inc. (The)(b)(c)	100,301	4,295,892
Edgewell Personal Care Co.	64,858	2,608,589
Energizer Holdings, Inc.	110,609	3,583,732
Fresh Del Monte Produce, Inc.	212,955	6,226,804
Grocery Outlet Holding Corp.(b)(c)	212,298	4,020,924
Hain Celestial Group, Inc. (The)(b)(c)	273,851	2,190,808
Inter Parfums, Inc.(c)	13,012	1,676,466
J&J Snack Foods Corp.(c)	10,292	1,751,596
John B. Sanfilippo & Son, Inc.	11,361	1,077,818
MGP Ingredients, Inc.(c)	11,591	1,038,438
National Beverage Corp.(c)	26,342	1,189,605
Nu Skin Enterprises, Inc., Class A	164,423	1,468,297
PriceSmart, Inc.	64,222	5,753,007
Simply Good Foods Co. (The)(b)	37,258	1,176,980
SpartanNash Co.	561,001	12,392,512
Tootsie Roll Industries, Inc.(c)	27,903	829,277
TreeHouse Foods, Inc.(b)(c)	105,326	4,327,845
United Natural Foods, Inc.(b)(c)	2,470,183	37,373,869
Universal Corp.	64,006	3,475,526
USANA Health Sciences, Inc.(b)	21,470	876,405
Vector Group Ltd.	143,880	2,155,322
WD-40 Co.(c)	2,719	714,662
WK Kellogg Co.	168,413	2,891,651
		128,499,706
Energy-8.23%
Archrock, Inc.	59,632	1,206,355
Bristow Group, Inc.(b)	44,546	1,773,376
Cactus, Inc., Class A(c)	24,570	1,462,406
California Resources Corp.	52,881	2,774,666
Comstock Resources, Inc.(c)	135,296	1,438,197
CONSOL Energy, Inc.	27,200	2,782,016
Core Laboratories, Inc.(c)	30,599	598,516
CVR Energy, Inc.(c)	357,964	9,099,445
Dorian LPG Ltd.	14,784	576,428
Dril-Quip, Inc.(b)(c)	27,067	441,463
Green Plains, Inc.(b)(c)	218,757	3,099,787
Helix Energy Solutions Group, Inc.(b)	141,073	1,582,839
Helmerich & Payne, Inc.(c)	90,756	2,961,368
Liberty Energy, Inc., Class A(c)	240,298	4,947,736
Magnolia Oil & Gas Corp., Class A(c)	55,678	1,425,914
Nabors Industries Ltd.(b)(c)	52,777	3,977,803
Northern Oil and Gas, Inc.(c)	51,430	2,045,885
Oceaneering International, Inc.(b)(c)	127,213	3,433,479
Par Pacific Holdings, Inc.(b)	375,437	8,424,806
Patterson-UTI Energy, Inc.	535,681	4,933,622
Peabody Energy Corp.	215,391	5,042,303
ProPetro Holding Corp.(b)	210,063	1,667,900
REX American Resources Corp.(b)(c)	18,302	829,996
RPC, Inc.(c)	267,324	1,716,220
SM Energy Co.	56,430	2,574,901
Talos Energy, Inc.(b)(c)	163,864	1,879,520
Tidewater, Inc.(b)	12,588	1,116,556
	Shares	Value
Energy-(continued)
Vital Energy, Inc.(b)(c)	43,539	$ 1,562,615
World Kinect Corp.(c)	1,954,171	56,260,583
		131,636,701
Financials-12.96%
Ambac Financial Group, Inc.(b)	26,870	314,379
Ameris Bancorp	34,018	2,096,529
AMERISAFE, Inc.	7,821	391,989
Apollo Commercial Real Estate Finance, Inc.(c)	83,511	884,381
Arbor Realty Trust, Inc.(c)	125,618	1,708,405
ARMOUR Residential REIT, Inc.(c)	1,743	35,644
Artisan Partners Asset Management, Inc., Class A(c)	29,587	1,230,523
Assured Guaranty Ltd.	12,284	983,703
Atlantic Union Bankshares Corp.(c)	38,331	1,520,974
Axos Financial, Inc.(b)(c)	34,460	2,392,558
B. Riley Financial, Inc.(c)	74,160	364,496
Banc of California, Inc.	68,649	976,189
BancFirst Corp.	10,556	1,123,158
Bancorp, Inc. (The)(b)(c)	20,885	1,094,374
Bank of Hawaii Corp.	19,325	1,282,600
BankUnited, Inc.	80,348	3,087,774
Banner Corp.(c)	18,113	1,078,991
Berkshire Hills Bancorp, Inc.	30,128	829,725
BGC Group, Inc., Class A	285,396	2,819,712
Blackstone Mortgage Trust, Inc., Class A(c)	123,830	2,285,902
Bread Financial Holdings, Inc.	134,764	7,839,222
BrightSphere Investment Group, Inc.	21,502	524,434
Brookline Bancorp, Inc.	82,015	839,013
Capitol Federal Financial, Inc.	79,252	476,305
Cathay General Bancorp	41,073	1,806,801
Central Pacific Financial Corp.	18,007	495,373
City Holding Co.(c)	3,735	443,494
Cohen & Steers, Inc.(c)	7,325	654,562
Comerica, Inc.	121,215	6,922,589
Community Financial System, Inc.	20,863	1,275,981
Customers Bancorp, Inc.(b)	35,456	1,837,330
CVB Financial Corp.(c)	45,437	836,950
Dime Community Bancshares, Inc.	39,551	1,028,722
Donnelley Financial Solutions, Inc.(b)	14,948	996,434
Eagle Bancorp, Inc.	44,494	968,634
Ellington Financial, Inc.	37,101	487,878
Employers Holdings, Inc.	22,620	1,084,629
Encore Capital Group, Inc.(b)(c)	32,336	1,619,387
Enova International, Inc.(b)	41,493	3,557,195
EVERTEC, Inc.	24,037	823,267
EZCORP, Inc., Class A(b)(c)	118,836	1,452,176
FB Financial Corp.	22,586	1,089,097
First Bancorp	73,981	1,581,714
First Bancorp/Southern Pines NC	19,826	842,208
First Commonwealth Financial Corp.	54,739	942,606
First Financial Bancorp	58,381	1,545,345
First Hawaiian, Inc.	63,550	1,546,171
Franklin BSP Realty Trust, Inc.(c)	48,294	657,764
Fulton Financial Corp.(c)	105,336	2,038,252
Genworth Financial, Inc., Class A(b)	1,261,640	8,806,247
Goosehead Insurance, Inc., Class A(b)(c)	4,927	415,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
	Shares	Value
Financials-(continued)
Green Dot Corp., Class A, (Acquired 03/02/2022 - 08/05/2024; Cost $2,540,050)(b)(c)(d)	182,256	$ 2,035,800
HA Sustainable Infrastructure Capital, Inc.(c)	12,154	393,547
Hanmi Financial Corp.	28,916	572,826
HCI Group, Inc.(c)	7,158	685,951
Heritage Financial Corp.	19,251	439,693
Hilltop Holdings, Inc.	55,125	1,810,856
Hope Bancorp, Inc.	119,906	1,533,598
Horace Mann Educators Corp.	49,840	1,774,802
Independent Bank Corp.	21,732	1,375,853
Independent Bank Group, Inc.	24,446	1,423,246
Jackson Financial, Inc., Class A	56,215	5,057,664
KKR Real Estate Finance Trust, Inc.(c)	76,279	910,008
Lakeland Financial Corp.(c)	7,278	495,996
Lincoln National Corp.	594,738	19,091,090
Mercury General Corp.	102,357	6,779,104
Moelis & Co., Class A	18,089	1,208,164
Mr. Cooper Group, Inc.(b)	26,871	2,520,769
National Bank Holdings Corp., Class A	17,338	759,578
Navient Corp.	375,666	6,360,025
NBT Bancorp, Inc.	21,521	1,053,668
NCR Atleos Corp.(b)(c)	162,269	4,642,516
New York Mortgage Trust, Inc.(c)	72,082	480,787
NMI Holdings, Inc., Class A(b)	20,201	829,655
Northwest Bancshares, Inc.	73,157	1,013,224
OFG Bancorp	24,152	1,110,750
Pacific Premier Bancorp, Inc.(c)	21,617	555,557
Palomar Holdings, Inc.(b)	5,431	538,864
Park National Corp.(c)	4,640	815,666
Pathward Financial, Inc.	15,492	1,066,159
Payoneer Global, Inc.(b)(c)	169,950	1,262,728
PennyMac Mortgage Investment Trust(c)	118,956	1,690,365
Piper Sandler Cos.	7,336	2,000,527
PJT Partners, Inc., Class A	13,594	1,678,859
PRA Group, Inc.(b)	50,746	1,183,397
Preferred Bank(c)	7,389	612,179
ProAssurance Corp.(b)	98,724	1,322,902
PROG Holdings, Inc.	75,158	3,514,388
Provident Financial Services, Inc.	57,282	1,092,368
Radian Group, Inc.	44,782	1,618,869
Ready Capital Corp.(c)	155,919	1,292,569
Redwood Trust, Inc.(c)	131,544	995,788
Renasant Corp.(c)	36,559	1,279,565
S&T Bancorp, Inc.(c)	19,690	846,079
Safety Insurance Group, Inc.	13,965	1,236,601
Seacoast Banking Corp. of Florida	37,564	1,027,751
ServisFirst Bancshares, Inc.(c)	16,116	1,306,363
Simmons First National Corp., Class A	92,723	1,986,127
SiriusPoint Ltd. (Sweden)(b)	251,572	3,771,064
Southside Bancshares, Inc.(c)	17,438	596,903
Stellar Bancorp, Inc.(c)	31,058	846,952
StepStone Group, Inc., Class A	17,882	978,145
Stewart Information Services Corp.	40,582	2,999,416
StoneX Group, Inc.(b)	27,720	2,296,879
Tompkins Financial Corp.(c)	7,868	482,623
Triumph Financial, Inc.(b)(c)	7,297	612,802
Trupanion, Inc.(b)(c)	46,805	2,140,393
TrustCo Bank Corp.	10,069	350,804
	Shares	Value
Financials-(continued)
Trustmark Corp.	43,673	$ 1,454,748
Two Harbors Investment Corp.(c)	77,436	1,096,494
United Community Banks, Inc.(c)	60,943	1,856,933
United Fire Group, Inc., (Acquired 06/19/2020 - 08/05/2024; Cost $1,401,641)(d)	58,585	1,199,235
Veritex Holdings, Inc.	43,110	1,085,941
Virtu Financial, Inc., Class A	102,951	3,161,625
Virtus Investment Partners, Inc.	4,398	930,881
WaFd, Inc.	49,514	1,815,678
Walker & Dunlop, Inc.(c)	11,980	1,282,579
Westamerica Bancorporation	7,606	393,915
WisdomTree, Inc.(c)	41,325	419,035
World Acceptance Corp.(b)(c)	5,137	605,395
WSFS Financial Corp.(c)	32,926	1,802,369
		207,400,979
Health Care-6.32%
AdaptHealth Corp.(b)(c)	309,874	3,405,515
Addus HomeCare Corp.(b)(c)	10,020	1,332,760
Alkermes PLC(b)	75,527	2,148,743
AMN Healthcare Services, Inc.(b)(c)	68,005	3,606,305
Amphastar Pharmaceuticals, Inc.(b)(c)	17,903	872,592
ANI Pharmaceuticals, Inc.(b)(c)	8,849	564,124
Arcus Biosciences, Inc.(b)(c)	14,968	256,252
Artivion, Inc.(b)	17,077	463,470
Astrana Health, Inc.(b)(c)	39,463	1,885,937
Avanos Medical, Inc.(b)	37,901	917,962
BioLife Solutions, Inc.(b)(c)	7,285	188,536
Catalyst Pharmaceuticals, Inc.(b)	29,277	592,859
Certara, Inc.(b)(c)	25,962	318,035
Collegium Pharmaceutical, Inc.(b)(c)	19,128	735,663
CONMED Corp.(c)	18,954	1,387,812
Corcept Therapeutics, Inc.(b)(c)	19,364	683,549
CorVel Corp.(b)(c)	3,477	1,115,178
Cross Country Healthcare, Inc.(b)(c)	126,509	1,887,514
Cytek Biosciences, Inc.(b)(c)	38,305	219,871
Dynavax Technologies Corp.(b)(c)	21,915	245,886
Embecta Corp.	94,831	1,549,539
Enhabit, Inc.(b)	127,113	1,072,834
Ensign Group, Inc. (The)	34,524	5,225,553
Fortrea Holdings, Inc.(b)(c)	135,637	3,127,789
Fulgent Genetics, Inc.(b)(c)	16,115	363,554
Glaukos Corp.(b)	3,110	416,398
Harmony Biosciences Holdings, Inc.(b)(c)	22,780	819,624
HealthStream, Inc.	10,950	317,988
ICU Medical, Inc.(b)(c)	21,659	3,580,883
Inari Medical, Inc.(b)(c)	12,312	532,248
Innoviva, Inc.(b)(c)	21,922	424,848
Integer Holdings Corp.(b)(c)	15,058	1,958,594
Integra LifeSciences Holdings Corp.(b)(c)	56,065	1,140,362
Ironwood Pharmaceuticals, Inc.(b)	76,037	384,747
Krystal Biotech, Inc.(b)(c)	767	149,657
LeMaitre Vascular, Inc.	2,681	242,068
Ligand Pharmaceuticals, Inc.(b)(c)	1,575	166,635
Merit Medical Systems, Inc.(b)	16,783	1,622,581
Mesa Laboratories, Inc.	2,536	339,038
Myriad Genetics, Inc.(b)	35,773	1,013,449
National HealthCare Corp.(c)	11,878	1,628,830
NeoGenomics, Inc.(b)(c)	49,671	820,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(f)	785	$ 0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(f)	785	0
Omnicell, Inc.(b)	42,354	1,883,906
Organon & Co.	336,074	7,511,254
Owens & Minor, Inc.(b)(c)	673,922	10,472,748
Pacira BioSciences, Inc.(b)(c)	25,975	404,171
Patterson Cos., Inc.(c)	312,689	7,032,376
Pediatrix Medical Group, Inc.(b)(c)	301,383	3,273,019
Phibro Animal Health Corp., Class A	62,218	1,306,578
Premier, Inc., Class A	77,952	1,587,882
Prestige Consumer Healthcare, Inc.(b)	18,771	1,401,067
Privia Health Group, Inc.(b)(c)	103,501	2,084,510
RadNet, Inc.(b)(c)	30,379	2,013,824
REGENXBIO, Inc.(b)(c)	7,490	91,528
Schrodinger, Inc.(b)(c)	9,799	206,073
Select Medical Holdings Corp.	216,147	7,796,422
Simulations Plus, Inc.(c)	1,477	53,541
STAAR Surgical Co., (Acquired 09/15/2023 - 08/05/2024; Cost $341,136)(b)(d)	8,477	280,504
Supernus Pharmaceuticals, Inc.(b)(c)	24,643	866,448
Tandem Diabetes Care, Inc.(b)(c)	18,208	792,048
U.S. Physical Therapy, Inc.	6,945	594,492
UFP Technologies, Inc.(b)(c)	1,725	588,622
Varex Imaging Corp.(b)(c)	60,917	760,244
Vericel Corp.(b)	5,257	271,524
Vir Biotechnology, Inc.(b)	8,743	72,217
Xencor, Inc.(b)(c)	8,441	147,633
		101,218,978
Industrials-16.72%
3D Systems Corp.(b)(c)	149,068	319,006
AAR Corp.(b)	35,453	2,332,098
ABM Industries, Inc.	180,688	10,326,319
AeroVironment, Inc.(b)	3,515	716,216
Air Lease Corp., Class A	61,898	2,864,021
Alamo Group, Inc.	10,434	1,934,464
Alaska Air Group, Inc.(b)(c)	279,902	10,107,261
Albany International Corp., Class A	15,338	1,444,226
Allegiant Travel Co.(c)	53,540	2,252,963
American Woodmark Corp.(b)	24,587	2,203,241
Apogee Enterprises, Inc.	24,581	1,641,519
ArcBest Corp.	44,722	4,753,949
Arcosa, Inc.	30,798	2,817,709
Armstrong World Industries, Inc.	12,438	1,576,641
Astec Industries, Inc.(c)	45,963	1,554,928
AZZ, Inc.(c)	21,096	1,754,554
Barnes Group, Inc.(c)	42,640	1,707,306
Boise Cascade Co.	59,155	8,022,601
Brady Corp., Class A	22,025	1,630,731
CoreCivic, Inc.(b)	179,063	2,467,488
CSG Systems International, Inc.(c)	30,876	1,498,104
Deluxe Corp.	108,680	2,237,721
DNOW, Inc.(b)	192,059	2,500,608
DXP Enterprises, Inc.(b)(c)	38,206	2,101,330
Dycom Industries, Inc.(b)	26,113	4,594,843
Enerpac Tool Group Corp.	16,904	697,121
Enpro, Inc.	7,658	1,231,636
	Shares	Value
Industrials-(continued)
Enviri Corp.(b)	292,208	$ 3,491,886
ESCO Technologies, Inc.	10,191	1,222,003
Federal Signal Corp.	22,535	2,129,332
Forward Air Corp.(c)	89,006	2,827,721
Franklin Electric Co., Inc.	23,304	2,420,353
GEO Group, Inc. (The)(b)(c)	199,959	2,773,431
Gibraltar Industries, Inc.(b)	20,950	1,459,587
GMS, Inc.(b)	65,457	5,681,013
Granite Construction, Inc.(c)	62,786	4,718,996
Greenbrier Cos., Inc. (The)	82,650	4,004,393
Griffon Corp.	44,818	2,966,503
Hayward Holdings, Inc.(b)(c)	80,926	1,200,942
Healthcare Services Group, Inc.(b)	175,791	1,914,364
Heartland Express, Inc.(c)	105,336	1,304,060
Heidrick & Struggles International, Inc.	33,983	1,311,744
Hertz Global Holdings, Inc.(b)(c)	3,109,357	9,452,445
Hillenbrand, Inc.(c)	78,349	2,582,383
HNI Corp.	63,462	3,417,429
Hub Group, Inc., Class A	104,419	4,921,268
Insteel Industries, Inc.	19,840	682,496
Interface, Inc.	91,997	1,736,903
JetBlue Airways Corp.(b)(c)	1,883,776	9,569,582
John Bean Technologies Corp.(c)	18,455	1,657,997
Kelly Services, Inc., Class A	236,421	4,990,847
Kennametal, Inc.(c)	94,765	2,451,571
Korn Ferry	45,337	3,311,868
Lindsay Corp.	5,863	727,305
Liquidity Services, Inc.(b)(c)	18,052	392,992
Marten Transport Ltd.	66,965	1,168,539
MasterBrand, Inc.(b)	185,743	2,979,318
Matson, Inc.	28,279	3,910,986
Matthews International Corp., Class A	75,918	1,923,003
Mercury Systems, Inc.(b)(c)	31,389	1,189,643
MillerKnoll, Inc.	159,805	4,706,257
Moog, Inc., Class A	23,869	4,711,741
Mueller Industries, Inc.	64,864	4,716,261
MYR Group, Inc.(b)	28,332	2,855,866
National Presto Industries, Inc.	4,862	380,646
NV5 Global, Inc.(b)	10,604	1,019,363
OPENLANE, Inc.(b)	108,038	1,872,299
Pitney Bowes, Inc.	727,435	5,142,965
Powell Industries, Inc.(c)	5,517	923,767
Proto Labs, Inc.(b)	17,776	543,590
Quanex Building Products Corp.(c)	41,062	1,134,543
Resideo Technologies, Inc.(b)(c)	342,005	6,894,821
Robert Half, Inc.	102,557	6,427,247
Rush Enterprises, Inc., Class A(c)	202,002	10,645,505
RXO, Inc.(b)(c)	206,488	5,876,649
SkyWest, Inc.(b)	42,895	3,326,078
SPX Technologies, Inc.(b)(c)	14,338	2,339,101
Standex International Corp.	4,785	854,840
Sun Country Airlines Holdings, Inc.(b)(c)	115,991	1,273,581
Sunrun, Inc.(b)(c)	175,145	3,593,975
Tennant Co.	13,908	1,358,394
Titan International, Inc.(b)(c)	262,434	2,186,075
Trinity Industries, Inc.	121,111	3,997,874
Triumph Group, Inc.(b)(c)	101,214	1,409,911
UniFirst Corp.	16,560	3,141,266
Verra Mobility Corp., Class A(b)(c)	35,003	966,433
Vestis Corp.	263,400	3,706,038

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
	Shares	Value
Industrials-(continued)
Viad Corp.(b)	39,044	$ 1,343,504
Vicor Corp.(b)(c)	12,326	474,551
Wabash National Corp.(c)	128,540	2,501,388
Werner Enterprises, Inc.(c)	96,778	3,576,915
		267,682,951
Information Technology-7.77%
A10 Networks, Inc.	20,083	276,543
ACI Worldwide, Inc.(b)	44,289	2,230,394
Adeia, Inc.	34,780	438,228
Advanced Energy Industries, Inc.	15,642	1,659,460
Agilysys, Inc.(b)	2,800	316,680
Alarm.com Holdings, Inc.(b)(c)	15,512	923,584
Alpha & Omega Semiconductor Ltd.(b)	23,402	978,438
Arlo Technologies, Inc.(b)(c)	42,179	495,181
Axcelis Technologies, Inc.(b)	8,715	952,811
Badger Meter, Inc.	4,255	880,530
Benchmark Electronics, Inc.	76,556	3,254,396
BlackLine, Inc.(b)(c)	14,329	710,002
Box, Inc., Class A(b)(c)	43,228	1,409,233
Calix, Inc.(b)(c)	30,634	1,140,810
CEVA, Inc.(b)(c)	5,116	122,477
Cohu, Inc.(b)	19,297	519,282
Corsair Gaming, Inc.(b)(c)	142,069	990,221
CTS Corp.(c)	11,268	554,949
Digi International, Inc.(b)(c)	21,029	619,514
DigitalOcean Holdings, Inc.(b)(c)	21,802	816,049
Diodes, Inc.(b)(c)	22,403	1,561,265
DoubleVerify Holdings, Inc.(b)	33,855	666,944
DXC Technology Co.(b)	828,018	17,115,132
Envestnet, Inc.(b)	22,739	1,426,872
ePlus, Inc.(b)	33,109	3,177,140
Extreme Networks, Inc.(b)	107,853	1,698,685
Fabrinet (Thailand)(b)	12,642	3,080,223
FormFactor, Inc.(b)(c)	12,392	604,358
Harmonic, Inc.(b)	54,482	787,265
Ichor Holdings Ltd.(b)	22,650	702,150
Insight Enterprises, Inc.(b)(c)	50,569	10,977,013
InterDigital, Inc.(c)	5,621	778,846
Itron, Inc.(b)	23,615	2,413,925
Knowles Corp.(b)	46,563	859,087
Kulicke & Soffa Industries, Inc. (Singapore)(c)	17,325	759,008
LiveRamp Holdings, Inc.(b)(c)	24,230	628,042
Marathon Digital Holdings, Inc.(b)(c)	27,622	461,287
MaxLinear, Inc.(b)	31,884	483,999
N-able, Inc.(b)	33,175	426,631
NCR Voyix Corp.(b)(c)	321,992	4,343,672
NetScout Systems, Inc.(b)	50,376	1,082,076
OSI Systems, Inc.(b)	11,701	1,753,629
PC Connection, Inc.	47,230	3,451,568
PDF Solutions, Inc.(b)	5,294	167,026
Perficient, Inc.(b)	12,847	965,709
Photronics, Inc.(b)	38,586	997,834
Plexus Corp.(b)	42,396	5,431,352
Progress Software Corp.	15,466	899,348
Rogers Corp.(b)	7,894	846,710
Sanmina Corp.(b)	130,462	9,051,454
ScanSource, Inc.(b)	84,928	4,326,232
Semtech Corp.(b)	30,418	1,332,917
	Shares	Value
Information Technology-(continued)
SiTime Corp.(b)	1,199	$ 173,447
SMART Global Holdings, Inc.(b)(c)	60,392	1,251,322
SolarEdge Technologies, Inc.(b)(c)	60,166	1,463,839
Sprinklr, Inc., Class A(b)(c)	91,869	824,065
SPS Commerce, Inc.(b)	3,266	652,351
TTM Technologies, Inc.(b)	136,505	2,655,022
Ultra Clean Holdings, Inc.(b)(c)	39,679	1,495,898
Veeco Instruments, Inc.(b)(c)	16,061	570,005
Viasat, Inc.(b)(c)	345,879	5,430,300
Viavi Solutions, Inc.(b)(c)	146,210	1,258,868
Xerox Holdings Corp.(c)	528,754	5,990,783
		124,312,081
Materials-5.16%
AdvanSix, Inc.	68,774	2,032,959
Alpha Metallurgical Resources, Inc.	12,576	3,007,550
Arch Resources, Inc.	20,460	2,791,358
ATI, Inc.(b)(c)	84,890	5,422,773
Balchem Corp.	6,616	1,171,231
Carpenter Technology Corp.	30,228	4,376,108
Century Aluminum Co.(b)(c)	149,304	2,144,005
Clearwater Paper Corp.(b)	43,393	1,443,685
Compass Minerals International, Inc.(c)	106,820	943,221
H.B. Fuller Co.	49,018	4,198,882
Hawkins, Inc.(c)	11,389	1,442,645
Haynes International, Inc.	11,140	669,960
Ingevity Corp.(b)(c)	39,150	1,547,600
Innospec, Inc.	16,920	1,950,199
Kaiser Aluminum Corp.	36,629	2,730,692
Koppers Holdings, Inc.	58,575	2,318,399
Materion Corp.	15,909	1,846,080
Mativ Holdings, Inc., Class A(c)	140,921	2,671,862
Mercer International, Inc. (Germany)(c)	257,762	1,546,572
Metallus, Inc.(b)(c)	70,193	1,141,338
Minerals Technologies, Inc.	28,055	2,163,041
Myers Industries, Inc.	58,418	893,211
O-I Glass, Inc.(b)(c)	631,760	8,017,034
Olympic Steel, Inc.	49,143	1,970,634
Quaker Chemical Corp.(c)	12,117	2,051,045
Sealed Air Corp.	161,654	5,649,807
Sensient Technologies Corp.	20,930	1,629,191
Stepan Co.	28,376	2,202,829
SunCoke Energy, Inc.	234,347	2,099,749
Sylvamo Corp.	57,442	4,543,088
Warrior Met Coal, Inc.	27,969	1,714,779
Worthington Steel, Inc.	120,855	4,278,267
		82,609,794
Real Estate-3.28%
Acadia Realty Trust(c)	22,501	506,498
Alexander & Baldwin, Inc.(c)	14,265	282,304
American Assets Trust, Inc.	21,987	599,146
Apple Hospitality REIT, Inc.	101,096	1,459,826
Armada Hoffler Properties, Inc.	69,605	856,838
Brandywine Realty Trust(c)	119,802	626,564
CareTrust REIT, Inc.	9,811	293,153
Centerspace(c)	4,250	317,900
Community Healthcare Trust, Inc.	5,266	98,632
Cushman & Wakefield PLC(b)	974,128	12,663,664
DiamondRock Hospitality Co.(c)	142,034	1,248,479
Douglas Emmett, Inc.(c)	81,657	1,306,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
	Shares	Value
Real Estate-(continued)
Easterly Government Properties, Inc.(c)	25,437	$ 333,733
Elme Communities	15,887	280,564
Essential Properties Realty Trust, Inc.(c)	14,756	470,864
eXp World Holdings, Inc.(c)	444,062	5,222,169
Four Corners Property Trust, Inc.(c)	11,303	320,440
Getty Realty Corp.(c)	7,677	243,975
Global Net Lease, Inc.(c)	93,190	803,298
Highwoods Properties, Inc.	34,859	1,123,157
Hudson Pacific Properties, Inc.(c)	197,358	1,016,394
Innovative Industrial Properties, Inc.(c)	3,108	386,262
JBG SMITH Properties, (Acquired 03/17/2023 - 08/05/2024; Cost $625,764)(c)(d)	43,491	756,743
Kennedy-Wilson Holdings, Inc.(c)	62,164	691,264
LTC Properties, Inc.	6,372	234,044
LXP Industrial Trust	41,630	431,287
Macerich Co. (The)	65,089	1,039,471
Marcus & Millichap, Inc.(c)	21,622	857,745
Medical Properties Trust, Inc.(c)	175,255	788,648
NexPoint Residential Trust, Inc.(c)	7,971	377,028
Outfront Media, Inc.	144,705	2,467,220
Pebblebrook Hotel Trust(c)	110,236	1,466,139
Phillips Edison & Co., Inc.	20,788	768,325
Retail Opportunity Investments Corp.(c)	29,063	444,373
Safehold, Inc.(c)	21,307	533,953
Saul Centers, Inc.(c)	7,637	311,742
Service Properties Trust(c)	408,978	1,918,107
SITE Centers Corp.	9,130	550,996
SL Green Realty Corp.	15,891	1,058,976
St. Joe Co. (The)	8,017	475,969
Summit Hotel Properties, Inc.	136,879	929,408
Sunstone Hotel Investors, Inc.	103,349	1,077,930
Tanger, Inc.	18,968	577,386
Uniti Group, Inc.(c)	473,700	2,065,332
Universal Health Realty Income Trust	2,705	121,455
Urban Edge Properties	25,533	540,023
Veris Residential, Inc.	19,907	349,169
Whitestone REIT	11,972	160,664
Xenia Hotels & Resorts, Inc.(c)	77,068	1,097,448
		52,551,217
Utilities-0.76%
American States Water Co.	8,681	706,807
	Shares	Value
Utilities-(continued)
Avista Corp.	60,489	$ 2,337,295
California Water Service Group	21,052	1,164,807
Chesapeake Utilities Corp.(c)	7,095	840,190
Clearway Energy, Inc., Class A	33,061	888,349
Clearway Energy, Inc., Class C	30,136	872,739
MGE Energy, Inc.	9,356	811,212
Middlesex Water Co.	3,528	222,299
Northwest Natural Holding Co.	35,368	1,422,501
Otter Tail Corp.(c)	16,870	1,426,358
SJW Group	14,073	830,166
Unitil Corp.	11,186	674,516
		12,197,239
Total Common Stocks & Other Equity Interests (Cost $1,344,032,120)		1,598,867,896
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(g)(h) (Cost $719,245)	719,245	719,245
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $1,344,751,365)		1,599,587,141
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.59%
Invesco Private Government Fund, 5.28%(g)(h)(i)	103,441,240	103,441,240
Invesco Private Prime Fund, 5.46%(g)(h)(i)	273,964,190	274,073,776
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $377,490,360)		377,515,016
TOTAL INVESTMENTS IN SECURITIES-123.52% (Cost $1,722,241,725)		1,977,102,157
OTHER ASSETS LESS LIABILITIES-(23.52)%		(376,458,552)
NET ASSETS-100.00%		$1,600,643,605

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $5,160,206, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(g)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$102,504	$(85,584)	$-	$(16,920)	$-	$3,670
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	171,572	45,326,581	(44,778,908)	-	-	719,245	36,852
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	93,020,521	576,052,600	(565,631,881)	-	-	103,441,240	5,501,153*
Invesco Private Prime Fund	242,598,879	1,196,404,076	(1,165,021,019)	24,571	67,269	274,073,776	14,777,606*
Total	$335,790,972	$1,817,885,761	$(1,775,517,392)	$24,571	$50,349	$378,234,261	$20,319,281

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Ultra Dividend Revenue ETF (RDIV)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Communication Services-2.02%
Interpublic Group of Cos., Inc. (The)	510,238	$ 16,638,861
Consumer Discretionary-14.07%
Best Buy Co., Inc.	445,823	44,760,629
Carter’s, Inc.	68,196	4,494,117
Ford Motor Co.	2,861,173	32,016,526
Hasbro, Inc.	111,232	7,581,573
Nordstrom, Inc.	977,195	21,830,536
Travel + Leisure Co.	118,070	5,225,778
		115,909,159
Consumer Staples-12.17%
Conagra Brands, Inc.	560,468	17,486,601
Kraft Heinz Co. (The)	1,116,135	39,544,663
Philip Morris International, Inc.	350,975	43,271,708
		100,302,972
Energy-2.01%
DT Midstream, Inc.(b)	17,519	1,376,818
Williams Cos., Inc. (The)	331,937	15,192,757
		16,569,575
Financials-28.11%
Citizens Financial Group, Inc.	411,065	17,696,348
Fifth Third Bancorp	448,612	19,151,246
First Horizon Corp.	428,603	7,110,524
Franklin Resources, Inc.	493,566	9,989,776
Huntington Bancshares, Inc.	1,062,051	15,898,903
Invesco Ltd.(c)	483,820	8,268,484
Janus Henderson Group PLC(b)	86,287	3,245,254
PNC Financial Services Group, Inc. (The)	220,474	40,807,533
Prudential Financial, Inc.	317,000	38,407,720
Regions Financial Corp.	581,635	13,621,892
T. Rowe Price Group, Inc.	81,026	8,591,997
U.S. Bancorp	873,622	41,261,167
United Bankshares, Inc.(b)	57,995	2,254,266
Valley National Bancorp(b)	615,723	5,344,476
		231,649,586
Health Care-7.98%
Bristol-Myers Squibb Co.	875,779	43,745,161
Viatris, Inc.	1,818,225	21,964,158
		65,709,319
Materials-8.17%
Amcor PLC	1,898,247	21,715,945
LyondellBasell Industries N.V., Class A	410,504	40,516,745
Scotts Miracle-Gro Co. (The)(b)	71,466	5,072,657
		67,305,347
Real Estate-5.84%
Agree Realty Corp.	11,468	837,279
Brixmor Property Group, Inc.(b)	72,069	1,973,970
COPT Defense Properties(b)	36,249	1,079,858
	Shares	Value
Real Estate-(continued)
CubeSmart(b)	31,118	$ 1,612,846
Equity Residential	57,152	4,279,542
Extra Space Storage, Inc.	24,508	4,337,916
Federal Realty Investment Trust	14,897	1,713,155
Kimco Realty Corp.	123,465	2,871,796
Kite Realty Group Trust(b)	48,687	1,269,757
Lamar Advertising Co., Class A	25,135	3,161,480
Mid-America Apartment Communities, Inc.	20,942	3,400,352
Park Hotels & Resorts, Inc.(b)	258,254	3,946,121
Public Storage	21,525	7,398,573
Regency Centers Corp.	29,396	2,136,795
UDR, Inc.	54,940	2,445,379
VICI Properties, Inc.(b)	169,437	5,672,751
		48,137,570
Utilities-19.20%
ALLETE, Inc.	37,034	2,353,511
American Electric Power Co., Inc.	286,965	28,776,850
Black Hills Corp.	50,796	3,003,059
Duke Energy Corp.	360,146	41,038,637
Entergy Corp.	148,501	17,922,586
Evergy, Inc.	137,062	8,105,847
Eversource Energy	252,233	17,033,294
FirstEnergy Corp.	444,112	19,505,399
NorthWestern Energy Group, Inc.	38,041	2,069,050
OGE Energy Corp.(b)	99,834	3,949,433
Pinnacle West Capital Corp.(b)	78,198	6,843,889
Portland General Electric Co.	83,425	4,013,577
Spire, Inc.	54,452	3,592,198
		158,207,330
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $720,311,186)		820,429,719
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.16%
Invesco Private Government Fund, 5.28%(c)(d)(e)	7,109,402	7,109,402
Invesco Private Prime Fund, 5.46%(c)(d)(e)	18,919,390	18,926,958
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,036,042)		26,036,360
TOTAL INVESTMENTS IN SECURITIES-102.73% (Cost $746,347,228)		846,466,079
OTHER ASSETS LESS LIABILITIES-(2.73)%		(22,526,583)
NET ASSETS-100.00%		$823,939,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Invesco Ltd.	$6,066,969	$5,518,099	$(4,440,173)	$937,777	$185,812	$8,268,484	$387,308
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	29,641,193	(29,641,193)	-	-	-	23,719
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,872,441	222,453,342	(226,216,381)	-	-	7,109,402	601,044*
Invesco Private Prime Fund	27,957,710	426,097,523	(435,140,927)	439	12,213	18,926,958	1,598,078*
Total	$44,897,120	$683,710,157	$(695,438,674)	$938,216	$198,025	$34,304,844	$2,610,149

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Statements of Assets and Liabilities
August 31, 2024
	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Assets:
Unaffiliated investments in securities, at value(a)	$3,680,259,498	$878,843,413	$1,598,867,896	$812,161,235
Affiliated investments in securities, at value	131,876,557	102,527,011	378,234,261	34,304,844
Cash	-	6,259	850	-
Receivable for:
Dividends and interest	7,299,926	841,490	1,453,109	4,157,495
Securities lending	5,661	10,355	91,824	2,207
Investments sold	-	5,777,528	-	-
Fund shares sold	4,870,999	-	-	-
Foreign tax reclaims	15,405	-	-	-
Total assets	3,824,328,046	988,006,056	1,978,647,940	850,625,781
Liabilities:
Due to custodian	2,795,384	-	-	387,079
Payable for:
Investments purchased	4,866,736	-	-	-
Collateral upon return of securities loaned	130,489,743	102,392,140	377,490,360	26,036,042
Fund shares repurchased	-	5,785,463	-	-
Accrued unitary management fees	1,162,822	279,200	513,975	263,164
Total liabilities	139,314,685	108,456,803	378,004,335	26,686,285
Net Assets	$3,685,013,361	$879,549,253	$1,600,643,605	$823,939,496
Net assets consist of:
Shares of beneficial interest	$3,178,840,885	$825,652,503	$1,603,440,632	$1,317,334,734
Distributable earnings (loss)	506,172,476	53,896,750	(2,797,027)	(493,395,238)
Net Assets	$3,685,013,361	$879,549,253	$1,600,643,605	$823,939,496
Shares outstanding (unlimited amount authorized, $0.01 par value)	37,826,400	7,601,400	35,864,200	16,460,000
Net asset value	$97.42	$115.71	$44.63	$50.06
Market price	$97.39	$115.76	$44.61	$50.05
Unaffiliated investments in securities, at cost	$3,000,668,421	$745,456,641	$1,344,032,120	$713,205,704
Affiliated investments in securities, at cost	$131,830,006	$102,520,818	$378,209,605	$33,141,524
(a)Includes securities on loan with an aggregate value of:	$128,285,041	$100,358,036	$367,476,075	$25,634,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Statements of Operations
For the year ended August 31, 2024
	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Investment income:
Unaffiliated dividend income	$55,926,183	$10,611,765	$23,752,505	$33,289,580
Affiliated dividend income	100,388	15,545	40,522	411,027
Securities lending income, net	97,039	156,563	1,043,897	63,908
Foreign withholding tax	(17,118)	(899)	(8,401)	-
Total investment income	56,106,492	10,782,974	24,828,523	33,764,515
Expenses:
Unitary management fees	10,677,368	2,657,222	5,586,064	2,880,167
Less: Waivers	(929)	(275)	(683)	(476)
Net expenses	10,676,439	2,656,947	5,585,381	2,879,691
Net investment income	45,430,053	8,126,027	19,243,142	30,884,824
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(36,774,760)	(13,916,321)	(25,968,044)	(48,142,647)
Affiliated investment securities	14,225	24,565	50,294	80,430
Unaffiliated in-kind redemptions	177,873,926	51,026,844	64,536,093	50,805,629
Affiliated in-kind redemptions	2,459	-	55	117,595
Net realized gain	141,115,850	37,135,088	38,618,398	2,861,007
Change in net unrealized appreciation of:
Unaffiliated investment securities	396,311,394	80,187,965	170,792,990	171,058,463
Affiliated investment securities	120,146	7,839	24,571	938,216
Change in net unrealized appreciation	396,431,540	80,195,804	170,817,561	171,996,679
Net realized and unrealized gain	537,547,390	117,330,892	209,435,959	174,857,686
Net increase in net assets resulting from operations	$582,977,443	$125,456,919	$228,679,101	$205,742,510
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

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25

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	2024	2023	2024	2023
Operations:
Net investment income	$45,430,053	$30,039,910	$8,126,027	$4,863,319
Net realized gain (loss)	141,115,850	(439,890)	37,135,088	3,613,026
Change in net unrealized appreciation (depreciation)	396,431,540	150,838,972	80,195,804	58,101,476
Net increase (decrease) in net assets resulting from operations	582,977,443	180,438,992	125,456,919	66,577,821
Distributions to Shareholders from:
Distributable earnings	(41,741,640)	(27,786,570)	(7,586,056)	(4,917,719)
Shareholder Transactions:
Proceeds from shares sold	1,445,780,835	539,755,341	356,455,975	164,996,491
Value of shares repurchased	(338,952,437)	(110,311,229)	(117,000,943)	(64,867,240)
Net increase (decrease) in net assets resulting from share transactions	1,106,828,398	429,444,112	239,455,032	100,129,251
Net increase (decrease) in net assets	1,648,064,201	582,096,534	357,325,895	161,789,353
Net assets:
Beginning of period	2,036,949,160	1,454,852,626	522,223,358	360,434,005
End of period	$3,685,013,361	$2,036,949,160	$879,549,253	$522,223,358
Changes in Shares Outstanding:
Shares sold	16,375,000	7,025,000	3,390,000	1,790,000
Shares repurchased	(3,825,000)	(1,450,000)	(1,100,000)	(770,000)
Shares outstanding, beginning of period	25,276,400	19,701,400	5,311,400	4,291,400
Shares outstanding, end of period	37,826,400	25,276,400	7,601,400	5,311,400

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
2024	2023	2024	2023

$19,243,142	$15,282,086	$30,884,824	$34,430,738
38,618,398	(69,010,180)	2,861,007	18,973,839
170,817,561	125,599,113	171,996,679	(73,455,639)
228,679,101	71,871,019	205,742,510	(20,051,062)

(19,739,108)	(14,018,588)	(31,995,434)	(34,290,905)

208,998,112	543,347,453	368,868,046	736,508,673
(187,152,151)	(63,687,019)	(461,816,274)	(741,643,571)
21,845,961	479,660,434	(92,948,228)	(5,134,898)
230,785,954	537,512,865	80,798,848	(59,476,865)

1,369,857,651	832,344,786	743,140,648	802,617,513
$1,600,643,605	$1,369,857,651	$823,939,496	$743,140,648

5,210,000	14,300,000(a)	8,120,000	16,740,000
(4,650,000)	(1,770,000)(a)	(10,380,000)	(17,220,000)
35,304,200	22,774,200(a)	18,720,000	19,200,000
35,864,200	35,304,200(a)	16,460,000	18,720,000

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Financial Highlights
Invesco S&P 500 Revenue ETF (RWL)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$80.59	$73.85	$75.74	$56.06	$52.61
Net investment income(a)	1.46	1.34	1.22	1.06	1.08
Net realized and unrealized gain (loss) on investments	16.76	6.66	(1.96)	19.68	3.53
Total from investment operations	18.22	8.00	(0.74)	20.74	4.61
Distributions to shareholders from:
Net investment income	(1.39)	(1.26)	(1.15)	(1.06)	(1.16)
Net asset value at end of period	$97.42	$80.59	$73.85	$75.74	$56.06
Market price at end of period(b)	$97.39	$80.60	$73.92	$75.74	$56.16
Net Asset Value Total Return(c)	22.81%	10.99%	(0.97)%	37.38%	9.09%
Market Price Total Return(c)	22.75%	10.91%	(0.89)%	37.13%	9.26%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,685,013	$2,036,949	$1,454,853	$1,049,098	$782,083
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.66%	1.76%	1.60%	1.60%	2.01%
Portfolio turnover rate(d)	15%	20%	17%	17%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P MidCap 400 Revenue ETF (RWK)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$98.32	$83.99	$91.13	$56.56	$56.44
Net investment income(a)	1.26	1.05	1.03	0.69	0.74
Net realized and unrealized gain (loss) on investments	17.32	14.34	(7.18)	34.51	0.21
Total from investment operations	18.58	15.39	(6.15)	35.20	0.95
Distributions to shareholders from:
Net investment income	(1.19)	(1.06)	(0.99)	(0.63)	(0.83)
Net asset value at end of period	$115.71	$98.32	$83.99	$91.13	$56.56
Market price at end of period(b)	$115.76	$98.36	$84.06	$91.10	$56.62
Net Asset Value Total Return(c)	19.00%	18.51%	(6.75)%	62.54%	1.89%
Market Price Total Return(c)	19.00%	18.46%	(6.66)%	62.32%	2.03%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$879,549	$522,223	$360,434	$393,817	$209,365
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.19%	1.17%	1.16%	0.88%	1.30%
Portfolio turnover rate(d)	30%	37%	31%	34%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
	Years Ended August 31,
	2024	2023(a)	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of period	$38.80	$36.55	$39.47	$21.05	$19.57
Net investment income(b)	0.54	0.52	0.33	0.22	0.30
Net realized and unrealized gain (loss) on investments	5.84	2.21	(2.95)	18.39	1.52
Total from investment operations	6.38	2.73	(2.62)	18.61	1.82
Distributions to shareholders from:
Net investment income	(0.55)	(0.48)	(0.30)	(0.19)	(0.34)
Net asset value at end of period	$44.63	$38.80	$36.55	$39.47	$21.05
Market price at end of period(c)	$44.61	$38.81	$36.57	$39.42	$21.06
Net Asset Value Total Return(d)	16.62%	7.58%	(6.63)%	88.75%	9.63%
Market Price Total Return(d)	16.51%	7.53%	(6.46)%	88.42%	9.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,600,644	$1,369,858	$832,345	$643,110	$227,425
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	1.34%	1.39%	0.85%	0.65%	1.50%
Portfolio turnover rate(e)	46%	46%	41%	40%	49%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of period	$39.70	$41.80	$41.18	$28.58	$35.65
Net investment income(a)	1.79	1.64	1.50	1.23	1.62
Net realized and unrealized gain (loss) on investments	10.41	(2.12)	0.51	13.29	(7.33)
Total from investment operations	12.20	(0.48)	2.01	14.52	(5.71)
Distributions to shareholders from:
Net investment income	(1.84)	(1.62)	(1.39)	(1.92)	(1.36)
Net asset value at end of period	$50.06	$39.70	$41.80	$41.18	$28.58
Market price at end of period(b)	$50.05	$39.71	$41.83	$41.16	$28.63
Net Asset Value Total Return(c)	31.66%	(1.17)%	5.06%	52.38%	(16.26)%
Market Price Total Return(c)	31.60%	(1.22)%	5.18%	52.06%	(16.17)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$823,939	$743,141	$802,618	$740,071	$604,502
Ratio to average net assets of:
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	4.18%	3.94%	3.58%	3.37%	4.77%
Portfolio turnover rate(d)	101%	127%	110%	97%	98%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco S&P 500 Revenue ETF (RWL)	"S&P 500 Revenue ETF"
Invesco S&P MidCap 400 Revenue ETF (RWK)	"S&P MidCap 400 Revenue ETF"
Invesco S&P SmallCap 600 Revenue ETF (RWJ)	"S&P SmallCap 600 Revenue ETF"
Invesco S&P Ultra Dividend Revenue ETF (RDIV)	"S&P Ultra Dividend Revenue ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an "Underlying Index"):
Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500® Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400® Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600® Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900® Dividend Revenue-Weighted Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations

30

assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in

31

the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects

32

of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
S&P 500 Revenue ETF	$5,416
S&P MidCap 400 Revenue ETF	11,820
S&P SmallCap 600 Revenue ETF	76,234
S&P Ultra Dividend Revenue ETF	4,255

J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are

33

unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P Ultra Dividend Revenue ETF is non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. S&P Ultra Dividend Revenue ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

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Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Ultra Dividend Revenue ETF	0.39%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
S&P 500 Revenue ETF	$929
S&P MidCap 400 Revenue ETF	275
S&P SmallCap 600 Revenue ETF	683
S&P Ultra Dividend Revenue ETF	476
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with S&P Dow Jones Indices LLC (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
S&P 500 Revenue ETF	$60,135
S&P MidCap 400 Revenue ETF	65,490
S&P SmallCap 600 Revenue ETF	239,935
S&P Ultra Dividend Revenue ETF	217,058
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2024, the Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P 500 Revenue ETF	$-	$244,600	$(144,099)
S&P MidCap 400 Revenue ETF	-	11,217,754	2,316,810
S&P SmallCap 600 Revenue ETF	-	413,114	100,490
S&P Ultra Dividend Revenue ETF	-	372,892	(185,913)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,681,640,797	$-	$-	$3,681,640,797
Money Market Funds	-	130,495,258	-	130,495,258
Total Investments	$3,681,640,797	$130,495,258	$-	$3,812,136,055
S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$878,843,413	$-	$-	$878,843,413
Money Market Funds	128,678	102,398,333	-	102,527,011
Total Investments	$878,972,091	$102,398,333	$-	$981,370,424
S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,598,867,896	$-	$0	$1,598,867,896
Money Market Funds	719,245	377,515,016	-	378,234,261
Total Investments	$1,599,587,141	$377,515,016	$0	$1,977,102,157

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	Level 1	Level 2	Level 3	Total
S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$820,429,719	$-	$-	$820,429,719
Money Market Funds	-	26,036,360	-	26,036,360
Total Investments	$820,429,719	$26,036,360	$-	$846,466,079
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
S&P 500 Revenue ETF	$41,741,640	$27,786,570
S&P MidCap 400 Revenue ETF	7,586,056	4,917,719
S&P SmallCap 600 Revenue ETF	19,739,108	14,018,588
S&P Ultra Dividend Revenue ETF	31,995,434	34,290,905

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
S&P 500 Revenue ETF	$10,361,280	$675,971,071	$(180,159,875)	$3,178,840,885	$3,685,013,361
S&P MidCap 400 Revenue ETF	1,236,122	131,634,261	(78,973,633)	825,652,503	879,549,253
S&P SmallCap 600 Revenue ETF	2,047,124	243,444,664	(248,288,815)	1,603,440,632	1,600,643,605
S&P Ultra Dividend Revenue ETF	4,824,624	99,916,920	(598,136,782)	1,317,334,734	823,939,496
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
S&P 500 Revenue ETF	$40,605,228	$139,554,647	$180,159,875
S&P MidCap 400 Revenue ETF	23,842,183	55,131,450	78,973,633
S&P SmallCap 600 Revenue ETF	67,994,934	180,293,881	248,288,815
S&P Ultra Dividend Revenue ETF	454,300,907	143,835,875	598,136,782

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
S&P 500 Revenue ETF	$425,975,210	$421,518,313
S&P MidCap 400 Revenue ETF	205,605,220	206,326,928
S&P SmallCap 600 Revenue ETF	662,154,724	659,477,565
S&P Ultra Dividend Revenue ETF	774,276,727	780,794,171

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For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
S&P 500 Revenue ETF	$1,440,464,288	$334,843,799
S&P MidCap 400 Revenue ETF	355,911,171	115,284,601
S&P SmallCap 600 Revenue ETF	208,429,379	188,148,697
S&P Ultra Dividend Revenue ETF	368,391,983	458,392,860
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
S&P 500 Revenue ETF	$772,633,216	$(96,662,145)	$675,971,071	$3,136,164,984
S&P MidCap 400 Revenue ETF	162,431,263	(30,797,002)	131,634,261	849,736,163
S&P SmallCap 600 Revenue ETF	367,518,479	(124,073,815)	243,444,664	1,733,657,493
S&P Ultra Dividend Revenue ETF	104,083,167	(4,166,247)	99,916,920	746,549,159
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
S&P 500 Revenue ETF	$-	$(176,792,890)	$176,792,890
S&P MidCap 400 Revenue ETF	-	(50,698,493)	50,698,493
S&P SmallCap 600 Revenue ETF	1	(63,271,298)	63,271,297
S&P Ultra Dividend Revenue ETF	-	(50,144,799)	50,144,799
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

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Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco S&P 500 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P MidCap 400 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P SmallCap 600 Revenue ETF	0%	100%	100%	0%	0%
Invesco S&P Ultra Dividend Revenue ETF	0%	96%	91%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Trust’s fiscal year.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

43

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

44

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

45

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

46

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

47

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

48

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

49

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-RW-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
DWAS	Invesco Dorsey Wright SmallCap Momentum ETF
PSCD	Invesco S&P SmallCap Consumer Discretionary ETF
PSCC	Invesco S&P SmallCap Consumer Staples ETF
PSCE	Invesco S&P SmallCap Energy ETF
PSCF	Invesco S&P SmallCap Financials ETF
PSCH	Invesco S&P SmallCap Health Care ETF
PSCI	Invesco S&P SmallCap Industrials ETF
PSCT	Invesco S&P SmallCap Information Technology ETF
PSCM	Invesco S&P SmallCap Materials ETF
PSCU	Invesco S&P SmallCap Utilities & Communication Services ETF

2

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-2.82%
AST SpaceMobile, Inc.(b)(c)	568,469	$ 16,508,340
Cars.com, Inc.(b)	168,235	3,001,312
Telephone and Data Systems, Inc.	173,058	4,087,630
United States Cellular Corp.(b)	64,879	3,608,570
		27,205,852
Consumer Discretionary-11.18%
Abercrombie & Fitch Co., Class A(b)	71,141	10,498,277
Acushnet Holdings Corp.(c)	51,364	3,440,874
American Public Education, Inc.(b)(c)	233,654	3,906,695
Arhaus, Inc.(c)	193,011	2,375,965
Boot Barn Holdings, Inc.(b)	25,314	3,396,379
Brinker International, Inc.(b)	48,297	3,454,201
Cava Group, Inc.(b)	35,352	4,031,542
Garrett Motion, Inc. (Switzerland)(b)(c)	528,827	4,415,706
Green Brick Partners, Inc.(b)	108,881	8,577,645
J Jill, Inc.	96,637	3,143,602
KB Home	47,476	3,974,216
Kontoor Brands, Inc.	50,116	3,751,183
M/I Homes, Inc.(b)	26,962	4,296,934
Modine Manufacturing Co.(b)(c)	153,524	18,660,842
Ollie’s Bargain Outlet Holdings, Inc.(b)	34,412	3,081,939
Perdoceo Education Corp.	160,250	3,596,010
Rocky Brands, Inc.	87,403	2,817,873
Rush Street Interactive, Inc.(b)	342,050	3,205,009
Strategic Education, Inc.	30,128	2,907,352
Superior Group of Cos., Inc.	170,165	2,463,989
Sweetgreen, Inc., Class A(b)(c)	141,229	4,464,249
Universal Technical Institute, Inc.(b)	240,272	4,192,746
Valvoline, Inc.(b)	78,629	3,318,144
		107,971,372
Consumer Staples-1.75%
Freshpet, Inc.(b)(c)	26,052	3,543,072
Natural Grocers by Vitamin Cottage, Inc.	158,269	4,213,121
Sprouts Farmers Market, Inc.(b)	58,846	6,122,926
Vital Farms, Inc.(b)	96,807	3,044,580
		16,923,699
Energy-6.58%
Archrock, Inc.	234,029	4,734,407
CNX Resources Corp.(b)	137,302	3,799,146
Gulfport Energy Corp.(b)	21,490	3,117,339
Helix Energy Solutions Group, Inc.(b)	340,014	3,814,957
Kinetik Holdings, Inc., Class A(c)	187,067	8,275,844
Liberty Energy, Inc., Class A	160,771	3,310,275
Newpark Resources, Inc.(b)	430,884	3,546,175
Northern Oil and Gas, Inc.(c)	274,629	10,924,742
Oceaneering International, Inc.(b)	154,531	4,170,792
SEACOR Marine Holdings, Inc.(b)	336,429	3,852,112
Tidewater, Inc.(b)(c)	122,501	10,865,839
Valaris Ltd.(b)(c)	51,058	3,117,601
		63,529,229
Financials-12.04%
BGC Group, Inc., Class A	413,860	4,088,937
BrightSphere Investment Group, Inc.	153,259	3,737,987
Donnelley Financial Solutions, Inc.(b)	150,437	10,028,130
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)	58,657	$ 5,028,665
EZCORP, Inc., Class A(b)(c)	323,270	3,950,359
Federal Agricultural Mortgage Corp., Class C	18,966	3,745,216
First Bancorp	190,530	4,073,531
Jackson Financial, Inc., Class A	47,742	4,295,348
LendingTree, Inc.(b)	82,492	4,778,762
Merchants Bancorp	84,261	3,863,367
MGIC Investment Corp.	158,193	4,022,848
MoneyLion, Inc.(b)(c)	115,489	5,360,999
Mr. Cooper Group, Inc.(b)	119,520	11,212,171
Northeast Bank	71,263	5,060,386
OFG Bancorp	102,870	4,730,991
Oscar Health, Inc., Class A(b)	475,777	8,706,719
Pathward Financial, Inc.	61,502	4,232,568
Piper Sandler Cos.	15,951	4,349,838
Ryan Specialty Holdings, Inc., Class A	61,878	3,999,175
SiriusPoint Ltd. (Sweden)(b)(c)	271,524	4,070,145
StoneX Group, Inc.(b)	45,959	3,808,163
Victory Capital Holdings, Inc., Class A	101,292	5,527,504
WisdomTree, Inc.(c)	349,238	3,541,273
		116,213,082
Health Care-17.28%
ADMA Biologics, Inc.(b)	1,219,159	21,103,642
Agenus, Inc.(b)(c)	232,441	1,197,071
Amneal Pharmaceuticals, Inc.(b)	698,167	6,046,126
ANI Pharmaceuticals, Inc.(b)	53,416	3,405,270
ARS Pharmaceuticals, Inc.(b)(c)	392,989	5,100,997
Avidity Biosciences, Inc.(b)	182,866	8,046,104
Black Diamond Therapeutics, Inc.(b)(c)	678,590	4,139,399
Blueprint Medicines Corp.(b)	31,822	3,040,274
Brookdale Senior Living, Inc.(b)(c)	500,222	3,556,578
CorVel Corp.(b)	13,589	4,358,400
Crinetics Pharmaceuticals, Inc.(b)(c)	74,055	3,929,358
Dyne Therapeutics, Inc.(b)(c)	125,462	5,782,544
Glaukos Corp.(b)	30,005	4,017,370
Hims & Hers Health, Inc.(b)(c)	148,548	2,188,112
Insmed, Inc.(b)(c)	54,441	4,163,103
Krystal Biotech, Inc.(b)(c)	30,558	5,962,477
Kura Oncology, Inc.(b)(c)	159,495	3,358,965
Larimar Therapeutics, Inc.(b)	418,051	3,306,783
LeMaitre Vascular, Inc.	40,613	3,666,948
Merus N.V. (Netherlands)(b)	65,835	3,356,927
Neurogene, Inc.(b)(c)	125,868	4,709,981
Nurix Therapeutics, Inc.(b)(c)	218,916	5,516,683
PepGen, Inc.(b)(c)	220,641	2,124,773
PetIQ, Inc.(b)(c)	150,580	4,600,219
RadNet, Inc.(b)	59,667	3,955,325
Rhythm Pharmaceuticals, Inc.(b)(c)	80,367	3,800,555
RxSight, Inc.(b)	136,644	7,705,355
Silk Road Medical, Inc.(b)	153,964	4,173,964
Stoke Therapeutics, Inc.(b)(c)	251,372	3,657,463
Third Harmonic Bio, Inc.(b)(c)	259,304	2,994,961
TransMedics Group, Inc.(b)(c)	23,855	4,009,071
TScan Therapeutics, Inc.(b)(c)	470,493	2,648,876
Twist Bioscience Corp.(b)(c)	74,559	3,223,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
UFP Technologies, Inc.(b)	38,088	$ 12,996,768
Verrica Pharmaceuticals, Inc.(b)(c)	404,667	950,968
		166,795,341
Industrials-29.59%
ACV Auctions, Inc., Class A(b)(c)	184,931	3,460,059
AeroVironment, Inc.(b)(c)	18,889	3,848,823
Allison Transmission Holdings, Inc.	44,925	4,166,794
American Superconductor Corp.(b)(c)	315,383	6,377,044
Apogee Enterprises, Inc.	53,197	3,552,496
Argan, Inc.	42,156	3,343,392
Astronics Corp.(b)	181,106	4,060,396
Barrett Business Services, Inc.	97,814	3,571,189
Beacon Roofing Supply, Inc.(b)	42,411	3,842,437
Blue Bird Corp.(b)	59,331	3,036,561
Boise Cascade Co.	35,072	4,756,465
CBIZ, Inc.(b)	90,100	6,631,360
CECO Environmental Corp.(b)(c)	247,281	7,158,785
Cimpress PLC (Ireland)(b)	45,490	4,498,051
Construction Partners, Inc., Class A(b)(c)	57,314	3,781,578
CRA International, Inc.	22,954	3,870,044
CSW Industrials, Inc.	23,282	7,860,702
DXP Enterprises, Inc.(b)	70,798	3,893,890
Dycom Industries, Inc.(b)	19,504	3,431,924
Enpro, Inc.	22,381	3,599,536
ESAB Corp.	35,142	3,688,856
Federal Signal Corp.	50,995	4,818,518
Franklin Electric Co., Inc.	34,111	3,542,768
FTAI Aviation Ltd.	64,694	8,268,540
FTAI Infrastructure, Inc.	421,601	4,190,714
GMS, Inc.(b)	52,303	4,539,377
Granite Construction, Inc.(c)	56,163	4,221,211
Griffon Corp.	54,759	3,624,498
Hyster-Yale, Inc.	46,098	2,902,330
ICF International, Inc.	24,119	3,997,965
Innodata, Inc.(b)(c)	218,595	3,777,322
Kirby Corp.(b)	27,925	3,348,766
LB Foster Co., Class A(b)(c)	137,890	2,768,831
Leonardo DRS, Inc.(b)	554,304	15,819,836
Limbach Holdings, Inc.(b)(c)	208,979	13,506,313
Matson, Inc.	27,973	3,868,666
Mayville Engineering Co., Inc.(b)	194,590	3,757,533
Miller Industries, Inc.	56,988	3,459,741
Moog, Inc., Class A	20,409	4,028,737
MRC Global, Inc.(b)	267,679	3,522,656
Mueller Industries, Inc.	65,619	4,771,157
NuScale Power Corp.(b)(c)	492,946	4,056,946
Orion Group Holdings, Inc.(b)(c)	502,030	3,795,347
Primoris Services Corp.	61,678	3,481,106
Redwire Corp.(b)(c)	566,902	3,826,588
REV Group, Inc.	121,410	3,865,694
Rush Enterprises, Inc., Class A	79,328	4,180,586
SkyWest, Inc.(b)	60,608	4,699,544
SPX Technologies, Inc.(b)	76,707	12,513,980
Standex International Corp.	20,240	3,615,876
Sterling Infrastructure, Inc.(b)	102,788	12,286,250
Thermon Group Holdings, Inc.(b)	113,097	3,554,639
Transcat, Inc.(b)(c)	89,933	11,103,128
Tutor Perini Corp.(b)	183,333	4,394,492
Universal Logistics Holdings, Inc.	82,821	3,500,844
	Shares	Value
Industrials-(continued)
Virco Mfg. Corp.(c)	504,309	$ 7,831,919
VSE Corp.(c)	40,811	3,796,647
		285,669,447
Information Technology-11.15%
Agilysys, Inc.(b)	35,155	3,976,030
Alkami Technology, Inc.(b)	128,552	4,285,924
Altair Engineering, Inc., Class A(b)(c)	33,460	3,023,446
AppFolio, Inc., Class A(b)	14,335	3,325,577
Arlo Technologies, Inc.(b)	279,271	3,278,642
AvePoint, Inc.(b)(c)	342,998	3,961,627
Axcelis Technologies, Inc.(b)	60,823	6,649,779
Badger Meter, Inc.	28,161	5,827,637
Bel Fuse, Inc., Class B	106,070	7,194,728
Belden, Inc.	34,284	3,677,988
CleanSpark, Inc.(b)(c)	271,419	2,901,469
Commvault Systems, Inc.(b)	27,890	4,334,106
Crane NXT Co.	54,666	3,211,628
Credo Technology Group Holding Ltd.(b)	120,623	4,210,949
Daktronics, Inc.(b)(c)	595,654	8,607,200
FormFactor, Inc.(b)	56,911	2,775,549
Impinj, Inc.(b)(c)	21,926	3,685,761
InterDigital, Inc.(c)	28,172	3,903,512
Kyndryl Holdings, Inc.(b)	131,241	3,109,099
Napco Security Technologies, Inc.	62,274	2,888,268
Ouster, Inc.(b)(c)	302,561	2,145,157
Q2 Holdings, Inc.(b)	56,995	4,229,599
ReposiTrak, Inc.(c)	230,534	4,483,886
Veeco Instruments, Inc.(b)(c)	72,900	2,587,221
Vertex, Inc., Class A(b)(c)	96,102	3,718,186
Zeta Global Holdings Corp., Class A(b)	213,619	5,641,678
		107,634,646
Materials-6.44%
Aspen Aerogels, Inc.(b)	191,974	5,507,734
ATI, Inc.(b)(c)	110,315	7,046,922
Cabot Corp.	34,047	3,578,680
Carpenter Technology Corp.	54,619	7,907,193
Coeur Mining, Inc.(b)	600,222	3,685,363
Element Solutions, Inc.	121,825	3,257,601
Gatos Silver, Inc.(b)	313,102	3,938,823
Hawkins, Inc.	42,735	5,413,242
Louisiana-Pacific Corp.	38,872	3,772,528
PureCycle Technologies, Inc.(b)(c)	552,242	3,368,676
Sylvamo Corp.	49,715	3,931,959
United States Lime & Minerals, Inc.	49,839	4,073,342
Universal Stainless & Alloy Products, Inc.(b)	159,458	6,716,371
		62,198,434
Real Estate-1.18%
Forestar Group, Inc.(b)(c)	103,999	3,217,729
SL Green Realty Corp.	57,994	3,864,720
Tanger, Inc.	142,249	4,330,060
		11,412,509
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $787,049,274)		965,553,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
August 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.81%
Invesco Private Government Fund, 5.28%(d)(e)(f)	46,283,175	$ 46,283,175
Invesco Private Prime Fund, 5.46%(d)(e)(f)	125,566,437	125,616,664
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $171,888,954)		171,899,839
TOTAL INVESTMENTS IN SECURITIES-117.82% (Cost $958,938,228)		1,137,453,450
OTHER ASSETS LESS LIABILITIES-(17.82)%		(172,054,767)
NET ASSETS-100.00%		$965,398,683
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$500,813	$19,500,121	$(20,000,934)	$-	$-	$-	$17,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	45,686,296	393,534,603	(392,937,724)	-	-	46,283,175	2,825,123*
Invesco Private Prime Fund	118,020,339	857,812,594	(850,253,016)	9,625	27,122	125,616,664	7,598,122*
Total	$164,207,448	$1,270,847,318	$(1,263,191,674)	$9,625	$27,122	$171,899,839	$10,440,813

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Automobile Components-10.40%
American Axle & Manufacturing Holdings, Inc.(b)(c)	17,352	$ 111,573
Dana, Inc.	19,045	215,018
Dorman Products, Inc.(b)	4,118	467,063
Fox Factory Holding Corp.(b)(c)	6,143	248,669
Gentherm, Inc.(b)	4,668	235,921
LCI Industries	3,757	442,725
Patrick Industries, Inc.	3,109	401,745
Phinia, Inc.(c)	6,745	323,490
Standard Motor Products, Inc.(c)	2,770	89,499
XPEL, Inc.(b)(c)(d)	3,140	135,931
		2,671,634
Automobiles-1.00%
Winnebago Industries, Inc.	4,320	257,731
Broadline Retail-1.24%
Kohl’s Corp.(c)	16,372	317,453
Diversified Consumer Services-8.08%
Adtalem Global Education, Inc.(b)(c)	5,552	420,342
Frontdoor, Inc.(b)	11,485	552,199
Mister Car Wash, Inc.(b)(c)	13,677	89,037
Perdoceo Education Corp.	9,685	217,331
Strategic Education, Inc.	3,236	312,274
Stride, Inc.(b)(c)	5,896	485,477
		2,076,660
Hotels, Restaurants & Leisure-15.09%
BJ’s Restaurants, Inc.(b)(c)	3,451	105,704
Bloomin’ Brands, Inc.(c)	12,765	223,388
Brinker International, Inc.(b)(c)	6,566	469,600
Cheesecake Factory, Inc. (The)(c)	6,923	272,143
Chuy’s Holdings, Inc.(b)	2,543	94,600
Cracker Barrel Old Country Store, Inc.(c)	3,277	129,704
Dave & Buster’s Entertainment, Inc.(b)(c)	4,759	149,147
Dine Brands Global, Inc.(c)	2,273	71,872
Golden Entertainment, Inc.(c)	3,205	103,810
Jack in the Box, Inc.	2,862	141,268
Monarch Casino & Resort, Inc.	1,935	146,905
Papa John’s International, Inc.(c)	4,865	230,455
PENN Entertainment, Inc.(b)(c)	22,058	410,720
Sabre Corp.(b)(c)	56,373	171,938
Shake Shack, Inc., Class A(b)(c)	5,556	552,322
Six Flags Entertainment Corp.(c)	13,744	601,712
		3,875,288
Household Durables-23.58%
Cavco Industries, Inc.(b)(c)	1,145	473,252
Century Communities, Inc.	4,176	417,892
Ethan Allen Interiors, Inc.	3,375	106,245
Green Brick Partners, Inc.(b)	3,712	292,431
Installed Building Products, Inc.(c)	3,466	770,527
La-Z-Boy, Inc.	6,295	255,388
Leggett & Platt, Inc.	19,785	250,082
LGI Homes, Inc.(b)(c)	3,026	326,445
M/I Homes, Inc.(b)(c)	4,095	652,620
Meritage Homes Corp.(c)	5,362	1,062,051
Newell Brands, Inc.	56,382	399,748
	Shares	Value
Household Durables-(continued)
Sonos, Inc.(b)(c)	18,141	$ 221,865
Tri Pointe Homes, Inc.(b)(c)	14,004	622,338
Worthington Enterprises, Inc.(c)	4,515	206,787
		6,057,671
Leisure Products-2.58%
Sturm, Ruger & Co., Inc.	2,568	108,164
Topgolf Callaway Brands Corp.(b)(c)	20,864	209,892
Vista Outdoor, Inc.(b)	8,592	344,024
		662,080
Specialty Retail-27.01%
Academy Sports & Outdoors, Inc.(c)	10,893	604,344
Advance Auto Parts, Inc.(c)	8,799	398,683
American Eagle Outfitters, Inc.	27,298	561,793
Asbury Automotive Group, Inc.(b)(c)	2,977	731,270
Boot Barn Holdings, Inc.(b)	4,486	601,887
Buckle, Inc. (The)(c)	4,365	182,893
Caleres, Inc.(c)	4,881	205,636
Designer Brands, Inc., Class A(c)	6,426	42,669
Foot Locker, Inc.	12,134	377,853
Group 1 Automotive, Inc.	1,951	735,059
Guess?, Inc.(c)	4,024	83,377
Haverty Furniture Cos., Inc., (Acquired 12/21/2020 - 04/19/2024; Cost $63,424)(c)(e)	1,965	53,841
Leslie’s, Inc.(b)(c)	27,269	82,352
MarineMax, Inc.(b)(c)	2,995	95,001
Monro, Inc.(c)	4,414	119,575
National Vision Holdings, Inc.(b)(c)	11,598	122,475
ODP Corp. (The)(b)	4,716	145,489
Sally Beauty Holdings, Inc.(b)(c)	15,279	199,391
Shoe Carnival, Inc.(c)	2,643	106,883
Signet Jewelers Ltd.(c)	6,592	554,387
Sonic Automotive, Inc., Class A	2,196	136,899
Upbound Group, Inc.(c)	6,612	220,179
Urban Outfitters, Inc.(b)(c)	8,372	304,071
Victoria’s Secret & Co.(b)	11,556	271,104
		6,937,111
Textiles, Apparel & Luxury Goods-10.86%
G-III Apparel Group Ltd.(b)(c)	5,909	156,411
Hanesbrands, Inc.(b)(c)	51,893	329,520
Kontoor Brands, Inc.	7,335	549,025
Movado Group, Inc.	2,310	55,117
Oxford Industries, Inc.(c)	2,171	188,834
Steven Madden Ltd.	10,183	459,253
V.F. Corp.	48,781	888,302
Wolverine World Wide, Inc.(c)	11,797	161,737
		2,788,199
Total Common Stocks & Other Equity Interests (Cost $26,711,283)		25,643,827

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
August 31, 2024
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $5,786)	5,786	$ 5,786
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $26,717,069)		25,649,613
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.48%
Invesco Private Government Fund, 5.28%(f)(g)(h)	2,187,096	2,187,096
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(f)(g)(h)	5,894,305	$ 5,896,663
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,083,685)		8,083,759
TOTAL INVESTMENTS IN SECURITIES-131.34% (Cost $34,800,754)		33,733,372
OTHER ASSETS LESS LIABILITIES-(31.34)%		(8,048,390)
NET ASSETS-100.00%		$25,684,982

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$16,834	$1,329,830	$(1,340,878)	$-	$-	$5,786	$772
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,264,482	14,074,756	(14,152,142)	-	-	2,187,096	150,970*
Invesco Private Prime Fund	5,822,958	23,070,282	(22,998,582)	(155)	2,160	5,896,663	404,210*
Total	$8,104,274	$38,474,868	$(38,491,602)	$(155)	$2,160	$8,089,545	$555,952

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco S&P SmallCap Consumer Staples ETF (PSCC)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Beverages-5.74%
MGP Ingredients, Inc.(b)	20,077	$ 1,798,698
National Beverage Corp.(b)	30,037	1,356,471
		3,155,169
Consumer Staples Distribution & Retail-20.69%
Andersons, Inc. (The)	40,812	2,080,188
Chefs’ Warehouse, Inc. (The)(b)(c)	45,463	1,947,180
Grocery Outlet Holding Corp.(b)(c)	125,818	2,382,993
PriceSmart, Inc.	31,698	2,839,507
SpartanNash Co.	44,267	977,858
United Natural Foods, Inc.(c)	76,344	1,155,085
		11,382,811
Food Products-36.29%
B&G Foods, Inc.(b)	101,432	859,129
Calavo Growers, Inc.(b)	22,831	525,570
Cal-Maine Foods, Inc.	51,278	3,694,067
Fresh Del Monte Produce, Inc.(b)	43,064	1,259,191
Hain Celestial Group, Inc. (The)(b)(c)	115,354	922,832
J&J Snack Foods Corp.(b)	19,540	3,325,513
John B. Sanfilippo & Son, Inc.	11,568	1,097,456
Simply Good Foods Co. (The)(b)(c)	114,639	3,621,446
Tootsie Roll Industries, Inc.(b)	22,760	676,427
TreeHouse Foods, Inc.(b)(c)	61,478	2,526,131
WK Kellogg Co.	84,932	1,458,283
		19,966,045
Household Products-18.01%
Central Garden & Pet Co.(b)(c)	11,987	473,127
Central Garden & Pet Co., Class A(c)	68,257	2,334,389
Energizer Holdings, Inc.	80,620	2,612,088
WD-40 Co.(b)	17,075	4,487,993
		9,907,597
Personal Care Products-11.29%
Edgewell Personal Care Co.	59,347	2,386,936
Inter Parfums, Inc.(b)	20,782	2,677,553
	Shares	Value
Personal Care Products-(continued)
Nu Skin Enterprises, Inc., Class A	63,793	$ 569,672
USANA Health Sciences, Inc.(c)	14,172	578,501
		6,212,662
Tobacco-7.79%
Universal Corp.(b)	31,562	1,713,816
Vector Group Ltd.	171,861	2,574,478
		4,288,294
Total Common Stocks & Other Equity Interests (Cost $61,447,638)		54,912,578

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $5,124)	5,124	5,124
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $61,452,762)		54,917,702
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.66%
Invesco Private Government Fund, 5.28%(d)(e)(f)	3,910,929	3,910,929
Invesco Private Prime Fund, 5.46%(d)(e)(f)	10,201,769	10,205,850
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,116,084)		14,116,779
TOTAL INVESTMENTS IN SECURITIES-125.48% (Cost $75,568,846)		69,034,481
OTHER ASSETS LESS LIABILITIES-(25.48)%		(14,016,733)
NET ASSETS-100.00%		$55,017,748

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,418,349	$(1,413,225)	$-	$-	$5,124	$1,184
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,444,712	$54,592,454	$(56,126,237)	$-	$-	$3,910,929	$264,792*
Invesco Private Prime Fund	14,000,690	128,991,846	(132,790,306)	695	2,925	10,205,850	716,854*
Total	$19,445,402	$185,002,649	$(190,329,768)	$695	$2,925	$14,121,903	$982,830

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco S&P SmallCap Energy ETF (PSCE)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Energy Equipment & Services-46.93%
Archrock, Inc.	238,249	$ 4,819,777
Bristow Group, Inc.(b)(c)	38,529	1,533,839
Cactus, Inc., Class A(c)	100,704	5,993,902
Core Laboratories, Inc.(c)	74,748	1,462,071
Dril-Quip, Inc.(b)(c)	54,863	894,816
Helix Energy Solutions Group, Inc.(b)(c)	229,284	2,572,566
Helmerich & Payne, Inc.(c)	151,368	4,939,138
Liberty Energy, Inc., Class A	202,088	4,160,992
Nabors Industries Ltd.(b)(c)	14,260	1,074,776
Oceaneering International, Inc.(b)(c)	162,244	4,378,966
Patterson-UTI Energy, Inc.	422,281	3,889,208
ProPetro Holding Corp.(b)(c)	131,456	1,043,761
RPC, Inc.(c)	134,640	864,389
Tidewater, Inc.(b)(c)	74,462	6,604,779
		44,232,980
Oil, Gas & Consumable Fuels-53.05%
California Resources Corp.	85,224	4,471,703
Comstock Resources, Inc.(c)	153,730	1,634,150
CONSOL Energy, Inc.	42,308	4,327,262
CVR Energy, Inc.(c)	46,494	1,181,878
Dorian LPG Ltd.(c)	54,573	2,127,801
Green Plains, Inc.(b)(c)	103,062	1,460,389
Magnolia Oil & Gas Corp., Class A(c)	277,364	7,103,292
Northern Oil and Gas, Inc.(c)	140,373	5,584,038
Par Pacific Holdings, Inc.(b)	85,259	1,913,212
Peabody Energy Corp.	169,040	3,957,226
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
REX American Resources Corp.(b)(c)	24,311	$ 1,102,504
SM Energy Co.(c)	176,335	8,046,166
Talos Energy, Inc.(b)(c)	250,163	2,869,370
Vital Energy, Inc.(b)(c)	40,657	1,459,180
World Kinect Corp.(c)	95,855	2,759,665
		49,997,836
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $96,041,798)		94,230,816
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.44%
Invesco Private Government Fund, 5.28%(d)(e)(f)	8,734,027	8,734,027
Invesco Private Prime Fund, 5.46%(d)(e)(f)	22,775,931	22,785,041
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,518,096)		31,519,068
TOTAL INVESTMENTS IN SECURITIES-133.42% (Cost $127,559,894)		125,749,884
OTHER ASSETS LESS LIABILITIES-(33.42)%		(31,500,177)
NET ASSETS-100.00%		$94,249,707

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,746,009	$(5,746,009)	$-	$-	$-	$4,042
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,527,942	179,589,563	(189,383,478)	-	-	8,734,027	894,131*
Invesco Private Prime Fund	47,643,280	321,589,294	(346,450,800)	412	2,855	22,785,041	2,403,278*
Total	$66,171,222	$506,924,866	$(541,580,287)	$412	$2,855	$31,519,068	$3,301,451

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
August 31, 2024
(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco S&P SmallCap Financials ETF (PSCF)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Banks-36.36%
Ameris Bancorp	3,736	$ 230,250
Atlantic Union Bankshares Corp.(b)	5,182	205,622
Axos Financial, Inc.(c)	2,933	203,638
Banc of California, Inc.	8,002	113,788
BancFirst Corp.(b)	837	89,057
Bancorp, Inc. (The)(b)(c)	2,998	157,095
Bank of Hawaii Corp.	2,299	152,585
BankUnited, Inc.(b)	4,330	166,402
Banner Corp.(b)	1,986	118,306
Berkshire Hills Bancorp, Inc.	2,450	67,473
Brookline Bancorp, Inc.	5,124	52,418
Capitol Federal Financial, Inc.	7,116	42,767
Cathay General Bancorp	4,215	185,418
Central Pacific Financial Corp.	1,559	42,888
City Holding Co.(b)	851	101,048
Comerica, Inc.	7,654	437,120
Community Financial System, Inc.	3,055	186,844
Customers Bancorp, Inc.(c)	1,642	85,088
CVB Financial Corp.(b)	7,687	141,595
Dime Community Bancshares, Inc.	2,022	52,592
Eagle Bancorp, Inc.	1,740	37,880
FB Financial Corp.	2,031	97,935
First Bancorp (Puerto Rico)	9,549	204,158
First Bancorp/Southern Pines NC(b)	2,373	100,805
First Commonwealth Financial Corp.	5,878	101,219
First Financial Bancorp	5,531	146,406
First Hawaiian, Inc.	7,400	180,042
Fulton Financial Corp.(b)	10,493	203,040
Hanmi Financial Corp.	1,740	34,469
Heritage Financial Corp.	2,000	45,680
Hilltop Holdings, Inc.	2,671	87,742
Hope Bancorp, Inc.	6,953	88,929
Independent Bank Corp.	2,460	155,743
Independent Bank Group, Inc.	2,075	120,806
Lakeland Financial Corp.(b)	1,470	100,180
National Bank Holdings Corp., Class A	2,180	95,506
NBT Bancorp, Inc.	2,718	133,073
Northwest Bancshares, Inc.	7,336	101,604
OFG Bancorp (Puerto Rico)	2,725	125,323
Pacific Premier Bancorp, Inc.	5,587	143,586
Park National Corp.(b)	829	145,730
Pathward Financial, Inc.	1,457	100,271
Preferred Bank(b)	710	58,823
Provident Financial Services, Inc.	7,562	144,207
Renasant Corp.(b)	3,613	126,455
S&T Bancorp, Inc.(b)	2,204	94,706
Seacoast Banking Corp. of Florida(b)	4,879	133,489
ServisFirst Bancshares, Inc.(b)	2,832	229,562
Simmons First National Corp., Class A	7,268	155,681
Southside Bancshares, Inc.	1,658	56,753
Stellar Bancorp, Inc.	2,718	74,120
Tompkins Financial Corp.	722	44,287
Triumph Financial, Inc.(b)(c)	1,244	104,471
TrustCo Bank Corp.	1,097	38,219
Trustmark Corp.	3,528	117,518
United Community Banks, Inc.	6,892	209,999
Veritex Holdings, Inc.	3,143	79,172
	Shares	Value
Banks-(continued)
WaFd, Inc.	3,915	$ 143,563
Westamerica Bancorporation	1,538	79,653
WSFS Financial Corp.	3,478	190,386
		7,463,185
Capital Markets-9.45%
Artisan Partners Asset Management, Inc., Class A	4,047	168,315
B. Riley Financial, Inc.(b)	943	4,635
BGC Group, Inc., Class A	22,156	218,901
BrightSphere Investment Group, Inc.	1,698	41,414
Cohen & Steers, Inc.(b)	1,523	136,095
Donnelley Financial Solutions, Inc.(c)	1,436	95,724
Moelis & Co., Class A	4,060	271,167
Piper Sandler Cos.	900	245,430
PJT Partners, Inc., Class A	1,278	157,833
StepStone Group, Inc., Class A	3,013	164,811
StoneX Group, Inc.(c)	1,581	131,002
Virtu Financial, Inc., Class A	5,122	157,297
Virtus Investment Partners, Inc.	386	81,701
WisdomTree, Inc.(b)	6,435	65,251
		1,939,576
Consumer Finance-3.44%
Bread Financial Holdings, Inc.	2,870	166,948
Encore Capital Group, Inc.(b)(c)	1,365	68,359
Enova International, Inc.(c)	1,572	134,768
EZCORP, Inc., Class A(b)(c)	2,996	36,611
Green Dot Corp., Class A, (Acquired 02/05/2020 - 07/30/2024; Cost $98,514)(c)(d)	2,638	29,466
Navient Corp.	4,641	78,572
PRA Group, Inc.(c)	2,268	52,890
PROG Holdings, Inc.	2,489	116,386
World Acceptance Corp.(b)(c)	194	22,863
		706,863
Diversified REITs-3.05%
Alexander & Baldwin, Inc.(b)	4,184	82,801
American Assets Trust, Inc.	2,808	76,518
Armada Hoffler Properties, Inc.	3,866	47,591
Essential Properties Realty Trust, Inc.(b)	10,119	322,897
Global Net Lease, Inc.	11,263	97,087
		626,894
Financial Services-9.64%
EVERTEC, Inc. (Puerto Rico)	3,734	127,890
HA Sustainable Infrastructure Capital, Inc.(b)	6,563	212,510
Jackson Financial, Inc., Class A	3,918	352,502
Mr. Cooper Group, Inc.(c)	3,736	350,474
NCR Atleos Corp.(b)(c)	3,949	112,981
NMI Holdings, Inc., Class A(c)	4,648	190,893
Payoneer Global, Inc.(c)	14,602	108,493
Radian Group, Inc.	8,692	314,216
Walker & Dunlop, Inc.(b)	1,951	208,874
		1,978,833
Health Care REITs-2.69%
CareTrust REIT, Inc.	8,199	244,986
Community Healthcare Trust, Inc.	1,411	26,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2024
	Shares	Value
Health Care REITs-(continued)
LTC Properties, Inc.	2,506	$ 92,045
Medical Properties Trust, Inc.	34,755	156,398
Universal Health Realty Income Trust	733	32,912
		552,769
Hotel & Resort REITs-3.31%
Apple Hospitality REIT, Inc.	13,012	187,893
DiamondRock Hospitality Co.	12,109	106,438
Pebblebrook Hotel Trust(b)	6,946	92,382
Service Properties Trust(b)	9,555	44,813
Summit Hotel Properties, Inc.	6,237	42,349
Sunstone Hotel Investors, Inc.	11,740	122,448
Xenia Hotels & Resorts, Inc.(b)	5,878	83,703
		680,026
Industrial REITs-1.85%
Innovative Industrial Properties, Inc.(b)	1,635	203,198
LXP Industrial Trust	17,031	176,441
		379,639
Insurance-8.82%
Ambac Financial Group, Inc.(c)	2,607	30,502
AMERISAFE, Inc.	1,102	55,232
Assured Guaranty Ltd.	2,985	239,039
Employers Holdings, Inc.	1,461	70,055
Genworth Financial, Inc., Class A(c)	25,342	176,887
Goosehead Insurance, Inc., Class A(b)(c)	1,455	122,715
HCI Group, Inc.(b)	423	40,536
Horace Mann Educators Corp.	2,361	84,075
Lincoln National Corp.	9,813	314,997
Mercury General Corp.	1,532	101,464
Palomar Holdings, Inc.(b)(c)	1,437	142,579
ProAssurance Corp.(c)	2,941	39,410
Safety Insurance Group, Inc.	855	75,710
SiriusPoint Ltd. (Sweden)(c)	5,307	79,552
Stewart Information Services Corp.(b)	1,590	117,517
Trupanion, Inc.(c)	2,083	95,256
United Fire Group, Inc., (Acquired 06/13/2017 - 07/30/2024; Cost $55,036)(d)	1,225	25,076
		1,810,602
Mortgage REITs-4.69%
Apollo Commercial Real Estate Finance, Inc.	7,539	79,838
Arbor Realty Trust, Inc.(b)	10,916	148,458
ARMOUR Residential REIT, Inc.	2,810	57,464
Blackstone Mortgage Trust, Inc., Class A(b)	10,021	184,988
Ellington Financial, Inc.	4,902	64,461
Franklin BSP Realty Trust, Inc.	4,719	64,273
KKR Real Estate Finance Trust, Inc.	3,356	40,037
New York Mortgage Trust, Inc.(b)	5,259	35,078
PennyMac Mortgage Investment Trust(b)	5,006	71,135
Ready Capital Corp.(b)	8,956	74,245
Redwood Trust, Inc.(b)	7,618	57,668
Two Harbors Investment Corp.	5,966	84,479
		962,124
Office REITs-4.16%
Brandywine Realty Trust(b)	9,930	51,934
Douglas Emmett, Inc.(b)	9,693	155,088
Easterly Government Properties, Inc.(b)	5,937	77,893
Highwoods Properties, Inc.	6,136	197,702
Hudson Pacific Properties, Inc.(b)	7,313	37,662
	Shares	Value
Office REITs-(continued)
JBG SMITH Properties, (Acquired 03/17/2023 - 07/30/2024; Cost $69,440)(d)	4,821	$ 83,885
SL Green Realty Corp.	3,740	249,234
		853,398
Real Estate Management & Development-2.21%
Cushman & Wakefield PLC(c)	11,409	148,317
eXp World Holdings, Inc.(b)	4,463	52,485
Kennedy-Wilson Holdings, Inc.(b)	6,738	74,926
Marcus & Millichap, Inc.(b)	1,382	54,824
St. Joe Co. (The)	2,065	122,599
		453,151
Residential REITs-1.45%
Centerspace(b)	860	64,328
Elme Communities	5,073	89,589
NexPoint Residential Trust, Inc.	1,317	62,294
Veris Residential, Inc.	4,640	81,386
		297,597
Retail REITs-6.63%
Acadia Realty Trust(b)	5,979	134,587
Getty Realty Corp.(b)	2,831	89,969
Macerich Co. (The)	12,456	198,922
Phillips Edison & Co., Inc.	7,082	261,751
Retail Opportunity Investments Corp.	7,347	112,336
Saul Centers, Inc.(b)	746	30,452
SITE Centers Corp.	2,607	157,333
Tanger, Inc.	6,330	192,685
Urban Edge Properties	6,883	145,575
Whitestone REIT	2,736	36,717
		1,360,327
Specialized REITs-2.05%
Four Corners Property Trust, Inc.(b)	5,329	151,077
Outfront Media, Inc.	8,459	144,226
Safehold, Inc.(b)	2,594	65,005
Uniti Group, Inc.(b)	13,849	60,382
		420,690
Total Common Stocks & Other Equity Interests (Cost $19,352,875)		20,485,674

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $13,041)	13,041	13,041
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $19,365,916)		20,498,715
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.66%
Invesco Private Government Fund, 5.28%(e)(f)(g)	1,246,920	1,246,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	3,402,116	$ 3,403,477
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,650,146)		4,650,397
TOTAL INVESTMENTS IN SECURITIES-122.52% (Cost $24,016,062)		25,149,112
OTHER ASSETS LESS LIABILITIES-(22.52)%		(4,622,373)
NET ASSETS-100.00%		$20,526,739

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at August 31, 2024 was $138,427, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Invesco Mortgage Capital, Inc.	$41,726	$217	$(35,220)	$241,216	$(247,939)	$-	$3,579
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	690,964	(677,923)	-	-	13,041	424
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,018,928	9,867,929	(10,639,937)	-	-	1,246,920	86,321*
Invesco Private Prime Fund	5,191,532	17,187,557	(18,977,509)	145	1,752	3,403,477	231,858*
Total	$7,252,186	$27,746,667	$(30,330,589)	$241,361	$(246,187)	$4,663,438	$322,182

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P SmallCap Health Care ETF (PSCH)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Biotechnology-17.72%
Alkermes PLC(b)(c)	246,081	$ 7,001,005
Arcus Biosciences, Inc.(b)(c)	79,361	1,358,660
Catalyst Pharmaceuticals, Inc.(b)	163,176	3,304,314
Dynavax Technologies Corp.(b)(c)	190,341	2,135,626
Ironwood Pharmaceuticals, Inc.(b)(c)	203,415	1,029,280
Krystal Biotech, Inc.(b)(c)	36,131	7,049,881
Myriad Genetics, Inc.(b)(c)	131,615	3,728,653
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
Protagonist Therapeutics, Inc.(b)(c)	85,293	3,658,217
REGENXBIO, Inc.(b)(c)	65,901	805,310
Vericel Corp.(b)(c)	70,680	3,650,622
Vir Biotechnology, Inc.(b)(c)	126,630	1,045,964
Xencor, Inc.(b)(c)	89,672	1,568,363
		36,335,895
Health Care Equipment & Supplies-30.07%
Artivion, Inc.(b)(c)	57,653	1,564,702
Avanos Medical, Inc.(b)	66,757	1,616,855
CONMED Corp.(c)	44,791	3,279,597
Embecta Corp.(c)	83,863	1,370,321
Glaukos Corp.(b)(c)	73,248	9,807,175
ICU Medical, Inc.(b)(c)	29,766	4,921,213
Inari Medical, Inc.(b)(c)	75,245	3,252,841
Integer Holdings Corp.(b)(c)	48,722	6,337,270
Integra LifeSciences Holdings Corp.(b)(c)	99,696	2,027,817
LeMaitre Vascular, Inc.	29,049	2,622,834
Merit Medical Systems, Inc.(b)	84,500	8,169,460
Omnicell, Inc.(b)(c)	66,779	2,970,330
QuidelOrtho Corp.(b)	72,067	3,044,831
STAAR Surgical Co., (Acquired 08/21/2023; Cost $3,015,651)(b)(c)(e)	71,433	2,363,718
Tandem Diabetes Care, Inc.(b)(c)	93,927	4,085,824
UFP Technologies, Inc.(b)(c)	10,259	3,500,679
Varex Imaging Corp.(b)(c)	59,475	742,248
		61,677,715
Health Care Providers & Services-29.52%
AdaptHealth Corp.(b)(c)	113,604	1,248,508
Addus HomeCare Corp.(b)(c)	25,695	3,417,692
AMN Healthcare Services, Inc.(b)(c)	55,256	2,930,226
Astrana Health, Inc.(b)(c)	61,547	2,941,331
CorVel Corp.(b)(c)	13,177	4,226,259
Cross Country Healthcare, Inc.(b)(c)	47,536	709,237
Enhabit, Inc.(b)(c)	72,934	615,563
Ensign Group, Inc. (The)(c)	82,110	12,428,170
Fulgent Genetics, Inc.(b)(c)	29,591	667,573
National HealthCare Corp.(c)	19,709	2,702,695
NeoGenomics, Inc.(b)(c)	185,719	3,068,078
Owens & Minor, Inc.(b)(c)	106,591	1,656,424
Patterson Cos., Inc.(c)	115,951	2,607,738
Pediatrix Medical Group, Inc.(b)(c)	120,392	1,307,457
Premier, Inc., Class A	152,432	3,105,040
Privia Health Group, Inc.(b)(c)	150,956	3,040,254
RadNet, Inc.(b)	96,695	6,409,912
	Shares	Value
Health Care Providers & Services-(continued)
Select Medical Holdings Corp.	155,059	$ 5,592,978
U.S. Physical Therapy, Inc.	21,914	1,875,838
		60,550,973
Health Care Technology-2.67%
Certara, Inc.(b)(c)	156,712	1,919,722
HealthStream, Inc.(c)	34,924	1,014,193
Schrodinger, Inc.(b)(c)	80,355	1,689,866
Simulations Plus, Inc.(c)	23,253	842,920
		5,466,701
Life Sciences Tools & Services-3.01%
BioLife Solutions, Inc.(b)(c)	52,879	1,368,508
Cytek Biosciences, Inc.(b)(c)	139,358	799,915
Fortrea Holdings, Inc.(b)(c)	130,005	2,997,915
Mesa Laboratories, Inc.	7,453	996,392
		6,162,730
Pharmaceuticals-16.93%
Amphastar Pharmaceuticals, Inc.(b)(c)	55,466	2,703,413
ANI Pharmaceuticals, Inc.(b)(c)	22,299	1,421,561
Collegium Pharmaceutical, Inc.(b)(c)	47,577	1,829,812
Corcept Therapeutics, Inc.(b)(c)	133,234	4,703,160
Harmony Biosciences Holdings, Inc.(b)(c)	46,251	1,664,111
Innoviva, Inc.(b)(c)	79,909	1,548,636
Ligand Pharmaceuticals, Inc.(b)(c)	24,559	2,598,342
Organon & Co.(c)	373,978	8,358,408
Pacira BioSciences, Inc.(b)(c)	67,685	1,053,179
Phibro Animal Health Corp., Class A	29,576	621,096
Prestige Consumer Healthcare, Inc.(b)(c)	72,586	5,417,819
Supernus Pharmaceuticals, Inc.(b)(c)	79,942	2,810,761
		34,730,298
Total Common Stocks & Other Equity Interests (Cost $195,556,819)		204,924,312

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $50,692)	50,692	50,692
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $195,607,511)		204,975,004
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.98%
Invesco Private Government Fund, 5.28%(f)(g)(h)	19,787,300	19,787,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(f)(g)(h)	47,841,231	$ 47,860,367
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,643,436)		67,647,667
TOTAL INVESTMENTS IN SECURITIES-132.92% (Cost $263,250,947)		272,622,671
OTHER ASSETS LESS LIABILITIES-(32.92)%		(67,527,422)
NET ASSETS-100.00%		$205,095,249

Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(e)	Restricted security. The value of this security at August 31, 2024 represented 1.15% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,363	$4,645,754	$(4,688,425)	$-	$-	$50,692	$4,131
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,876,344	82,781,727	(84,870,771)	-	-	19,787,300	996,574*
Invesco Private Prime Fund	56,253,459	152,641,103	(161,056,755)	3,155	19,405	47,860,367	2,670,385*
Total	$78,223,166	$240,068,584	$(250,615,951)	$3,155	$19,405	$67,698,359	$3,671,090

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P SmallCap Industrials ETF (PSCI)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-7.58%
AAR Corp.(b)(c)	28,895	$ 1,900,713
AeroVironment, Inc.(b)(c)	24,390	4,969,706
Mercury Systems, Inc.(b)(c)	45,574	1,727,254
Moog, Inc., Class A	25,097	4,954,148
National Presto Industries, Inc.	4,599	360,056
Triumph Group, Inc.(b)(c)	67,077	934,383
		14,846,260
Air Freight & Logistics-1.74%
Forward Air Corp.(c)	27,552	875,327
Hub Group, Inc., Class A	53,878	2,539,270
		3,414,597
Building Products-10.81%
American Woodmark Corp.(b)	13,827	1,239,038
Apogee Enterprises, Inc.	19,312	1,289,655
Armstrong World Industries, Inc.	38,199	4,842,105
AZZ, Inc.	25,920	2,155,767
Gibraltar Industries, Inc.(b)(c)	26,589	1,852,456
Griffon Corp.	32,432	2,146,674
Hayward Holdings, Inc.(b)(c)	110,623	1,641,645
Insteel Industries, Inc.	16,995	584,628
MasterBrand, Inc.(b)	110,829	1,777,697
Quanex Building Products Corp.(c)	38,756	1,070,828
Resideo Technologies, Inc.(b)	127,422	2,568,828
		21,169,321
Commercial Services & Supplies-12.66%
ABM Industries, Inc.	55,219	3,155,766
Brady Corp., Class A	39,066	2,892,447
CoreCivic, Inc.(b)	97,089	1,337,886
Deluxe Corp.	38,437	791,418
Enviri Corp.(b)	69,902	835,329
GEO Group, Inc. (The)(b)	116,315	1,613,289
Healthcare Services Group, Inc.(b)	64,267	699,867
HNI Corp.	41,274	2,222,605
Interface, Inc.	50,826	959,595
Liquidity Services, Inc.(b)(c)	19,483	424,145
Matthews International Corp., Class A	26,799	678,819
MillerKnoll, Inc.	62,516	1,841,096
OPENLANE, Inc.(b)(c)	94,510	1,637,858
Pitney Bowes, Inc.	135,803	960,127
UniFirst Corp.	13,149	2,494,234
Vestis Corp.	114,711	1,613,984
Viad Corp.(b)	18,437	634,417
		24,792,882
Construction & Engineering-6.49%
Arcosa, Inc.(c)	42,409	3,879,999
Dycom Industries, Inc.(b)	25,388	4,467,273
Granite Construction, Inc.(c)	38,529	2,895,840
MYR Group, Inc.(b)	14,630	1,474,704
		12,717,816
Electrical Equipment-3.10%
Powell Industries, Inc.(c)	8,055	1,348,729
	Shares	Value
Electrical Equipment-(continued)
Sunrun, Inc.(b)(c)	193,434	$ 3,969,266
Vicor Corp.(b)(c)	19,755	760,567
		6,078,562
Ground Transportation-4.97%
ArcBest Corp.	20,448	2,173,622
Heartland Express, Inc.(c)	40,011	495,336
Hertz Global Holdings, Inc.(b)(c)	115,133	350,004
Marten Transport Ltd.	50,411	879,672
RXO, Inc.(b)(c)	102,558	2,918,801
Schneider National, Inc., Class B	32,194	872,779
Werner Enterprises, Inc.(c)	55,338	2,045,293
		9,735,507
Machinery-28.91%
3D Systems Corp.(b)(c)	116,827	250,010
Alamo Group, Inc.	9,046	1,677,128
Albany International Corp., Class A	27,227	2,563,694
Astec Industries, Inc.	19,866	672,067
Barnes Group, Inc.(c)	44,245	1,771,570
Enerpac Tool Group Corp.	47,344	1,952,467
Enpro, Inc.	18,275	2,939,168
ESCO Technologies, Inc.	22,471	2,694,498
Federal Signal Corp.	53,320	5,038,207
Franklin Electric Co., Inc.	34,590	3,592,517
Gates Industrial Corp. PLC(b)(c)	179,428	3,258,412
Greenbrier Cos., Inc. (The)	27,166	1,316,193
Hillenbrand, Inc.	61,256	2,018,998
John Bean Technologies Corp.	27,778	2,495,575
Kennametal, Inc.	68,648	1,775,924
Lindsay Corp.	9,632	1,194,850
Mueller Industries, Inc.	99,131	7,207,815
Proto Labs, Inc.(b)	22,092	675,573
SPX Technologies, Inc.(b)	40,344	6,581,720
Standex International Corp.	10,343	1,847,777
Tennant Co.	16,586	1,619,955
Titan International, Inc.(b)(c)	44,661	372,026
Trinity Industries, Inc.	71,414	2,357,376
Wabash National Corp.(c)	39,289	764,564
		56,638,084
Marine Transportation-2.10%
Matson, Inc.	29,806	4,122,170
Passenger Airlines-4.66%
Alaska Air Group, Inc.(b)(c)	110,691	3,997,052
Allegiant Travel Co.(c)	12,612	530,713
JetBlue Airways Corp.(b)(c)	298,799	1,517,899
SkyWest, Inc.(b)	35,132	2,724,135
Sun Country Airlines Holdings, Inc.(b)(c)	33,196	364,492
		9,134,291
Professional Services-8.45%
CSG Systems International, Inc.(c)	24,817	1,204,121
Heidrick & Struggles International, Inc.	17,670	682,062
Kelly Services, Inc., Class A	28,100	593,191
Korn Ferry	45,534	3,326,259
NV5 Global, Inc.(b)	11,272	1,083,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
August 31, 2024
	Shares	Value
Professional Services-(continued)
Robert Half, Inc.	90,210	$ 5,653,461
Verra Mobility Corp., Class A(b)(c)	145,309	4,011,981
		16,554,652
Trading Companies & Distributors-8.45%
Air Lease Corp., Class A	90,415	4,183,502
Boise Cascade Co.	34,454	4,672,652
DNOW, Inc.(b)	93,202	1,213,490
DXP Enterprises, Inc.(b)(c)	11,398	626,890
GMS, Inc.(b)	34,756	3,016,473
Rush Enterprises, Inc., Class A	53,987	2,845,115
		16,558,122
Total Common Stocks & Other Equity Interests (Cost $161,113,893)		195,762,264

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $66,721)	66,721	66,721
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $161,180,614)		195,828,985
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.28%
Invesco Private Government Fund, 5.28%(d)(e)(f)	6,467,736	$ 6,467,736
Invesco Private Prime Fund, 5.46%(d)(e)(f)	17,583,050	17,590,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,056,954)		24,057,819
TOTAL INVESTMENTS IN SECURITIES-112.23% (Cost $185,237,568)		219,886,804
OTHER ASSETS LESS LIABILITIES-(12.23)%		(23,963,937)
NET ASSETS-100.00%		$195,922,867

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,891	$9,910,827	$(9,850,997)	$-	$-	$66,721	$5,541
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,283,215	84,914,495	(81,729,974)	-	-	6,467,736	322,398*
Invesco Private Prime Fund	9,438,856	182,136,661	(173,987,511)	865	1,212	17,590,083	880,372*
Total	$12,728,962	$276,961,983	$(265,568,482)	$865	$1,212	$24,124,540	$1,208,311

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P SmallCap Information Technology ETF (PSCT)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-7.37%
Calix, Inc.(b)	119,602	$ 4,453,978
Digi International, Inc.(b)(c)	74,596	2,197,598
Extreme Networks, Inc.(b)(c)	266,503	4,197,422
Harmonic, Inc.(b)	239,004	3,453,608
NetScout Systems, Inc.(b)(c)	146,464	3,146,047
Viasat, Inc.(b)(c)	154,204	2,421,003
Viavi Solutions, Inc.(b)(c)	457,824	3,941,865
		23,811,521
Electronic Equipment, Instruments & Components-33.99%
Advanced Energy Industries, Inc.(c)	76,788	8,146,439
Arlo Technologies, Inc.(b)(c)	200,116	2,349,362
Badger Meter, Inc.	60,285	12,475,378
Benchmark Electronics, Inc.	73,921	3,142,382
CTS Corp.(c)	62,694	3,087,679
ePlus, Inc.(b)(c)	54,643	5,243,542
Fabrinet (Thailand)(b)	74,127	18,061,044
Insight Enterprises, Inc.(b)(c)	56,753	12,319,374
Itron, Inc.(b)	94,066	9,615,426
Knowles Corp.(b)	184,050	3,395,722
OSI Systems, Inc.(b)(c)	32,165	4,820,569
PC Connection, Inc.	23,255	1,699,475
Plexus Corp.(b)	56,171	7,196,067
Rogers Corp.(b)	34,437	3,693,713
Sanmina Corp.(b)(c)	113,724	7,890,171
ScanSource, Inc.(b)(c)	50,675	2,581,384
TTM Technologies, Inc.(b)(c)	208,722	4,059,643
		109,777,370
IT Services-5.30%
DigitalOcean Holdings, Inc.(b)(c)	110,215	4,125,347
DXC Technology Co.(b)	366,922	7,584,278
Perficient, Inc.(b)	72,107	5,420,283
		17,129,908
Semiconductors & Semiconductor Equipment-20.39%
Alpha & Omega Semiconductor Ltd.(b)(c)	47,677	1,993,375
Axcelis Technologies, Inc.(b)(c)	66,717	7,294,170
CEVA, Inc.(b)(c)	48,361	1,157,762
Cohu, Inc.(b)(c)	96,567	2,598,618
Diodes, Inc.(b)(c)	94,593	6,592,186
FormFactor, Inc.(b)	158,260	7,718,340
Ichor Holdings Ltd.(b)	68,650	2,128,150
Kulicke & Soffa Industries, Inc. (Singapore)(c)	113,745	4,983,169
MaxLinear, Inc.(b)	155,005	2,352,976
PDF Solutions, Inc.(b)(c)	63,012	1,988,029
Photronics, Inc.(b)(c)	129,926	3,359,886
Semtech Corp.(b)(c)	132,411	5,802,250
SiTime Corp.(b)(c)	36,115	5,224,396
SMART Global Holdings, Inc.(b)(c)	107,253	2,222,282
SolarEdge Technologies, Inc.(b)(c)	117,513	2,859,091
Ultra Clean Holdings, Inc.(b)(c)	92,091	3,471,831
Veeco Instruments, Inc.(b)(c)	116,157	4,122,412
		65,868,923
	Shares	Value
Software-31.92%
A10 Networks, Inc.(c)	143,532	$ 1,976,436
ACI Worldwide, Inc.(b)	216,237	10,889,695
Adeia, Inc.	222,530	2,803,878
Agilysys, Inc.(b)	41,414	4,683,923
Alarm.com Holdings, Inc.(b)(c)	102,926	6,128,214
BlackLine, Inc.(b)(c)	105,225	5,213,899
Box, Inc., Class A(b)(c)	296,044	9,651,034
DoubleVerify Holdings, Inc.(b)	288,902	5,691,369
Envestnet, Inc.(b)	102,844	6,453,461
InterDigital, Inc.(c)	51,751	7,170,619
LiveRamp Holdings, Inc.(b)(c)	135,735	3,518,251
Marathon Digital Holdings, Inc.(b)(c)	559,781	9,348,343
N-able, Inc.(b)	143,985	1,851,647
NCR Voyix Corp.(b)(c)	282,531	3,811,343
Progress Software Corp.	88,635	5,154,125
SolarWinds Corp.(c)	106,926	1,367,584
Sprinklr, Inc., Class A(b)(c)	245,713	2,204,046
SPS Commerce, Inc.(b)	75,943	15,168,855
		103,086,722
Technology Hardware, Storage & Peripherals-1.02%
Corsair Gaming, Inc.(b)(c)	89,497	623,794
Xerox Holdings Corp.(c)	234,329	2,654,948
		3,278,742
Total Common Stocks & Other Equity Interests (Cost $260,112,260)		322,953,186

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $24,012)	24,012	24,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $260,136,272)		322,977,198
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.46%
Invesco Private Government Fund, 5.28%(d)(e)(f)	19,293,727	19,293,727
Invesco Private Prime Fund, 5.46%(d)(e)(f)	49,990,788	50,010,784
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,300,167)		69,304,511
TOTAL INVESTMENTS IN SECURITIES-121.46% (Cost $329,436,439)		392,281,709
OTHER ASSETS LESS LIABILITIES-(21.46)%		(69,307,713)
NET ASSETS-100.00%		$322,973,996

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,479	$3,265,999	$(3,254,466)	$-	$-	$24,012	$5,159
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,373,280	146,109,840	(149,189,393)	-	-	19,293,727	1,027,128*
Invesco Private Prime Fund	57,531,290	343,704,773	(351,234,827)	5,007	4,541	50,010,784	2,735,212*
Total	$79,917,049	$493,080,612	$(503,678,686)	$5,007	$4,541	$69,328,523	$3,767,499

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P SmallCap Materials ETF (PSCM)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Chemicals-40.67%
AdvanSix, Inc.	6,769	$ 200,092
Balchem Corp.	8,094	1,432,881
H.B. Fuller Co.(b)	13,604	1,165,319
Hawkins, Inc.	4,806	608,776
Ingevity Corp.(b)(c)	8,533	337,310
Innospec, Inc.	6,273	723,026
Koppers Holdings, Inc.	5,354	211,911
Mativ Holdings, Inc., Class A	13,721	260,150
Minerals Technologies, Inc.	8,144	627,902
Quaker Chemical Corp.(b)	3,498	592,106
Sensient Technologies Corp.	10,223	795,758
Stepan Co.	5,393	418,659
		7,373,890
Containers & Packaging-10.55%
Myers Industries, Inc.	9,391	143,588
O-I Glass, Inc.(c)	39,327	499,060
Sealed Air Corp.	36,351	1,270,467
		1,913,115
Metals & Mining-43.68%
Alpha Metallurgical Resources, Inc.	2,890	691,144
Arch Resources, Inc.	4,575	624,167
ATI, Inc.(b)(c)	31,066	1,984,496
Carpenter Technology Corp.	12,385	1,792,976
Century Aluminum Co.(c)	13,110	188,260
Compass Minerals International, Inc.(b)	8,560	75,585
Haynes International, Inc.	3,207	192,869
Kaiser Aluminum Corp.	4,021	299,766
Materion Corp.	5,235	607,469
Metallus, Inc.(b)(c)	9,858	160,291
Olympic Steel, Inc.	2,474	99,207
SunCoke Energy, Inc.	21,233	190,248
Warrior Met Coal, Inc.	12,032	737,682
Worthington Steel, Inc.	7,762	274,775
		7,918,935
	Shares	Value
Paper & Forest Products-4.99%
Clearwater Paper Corp.(c)	4,212	$ 140,133
Mercer International, Inc. (Germany)	11,134	66,804
Sylvamo Corp.	8,829	698,286
		905,223
Total Common Stocks & Other Equity Interests (Cost $16,017,785)		18,111,163

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $7,205)	7,205	7,205
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $16,024,990)		18,118,368
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.25%
Invesco Private Government Fund, 5.28%(d)(e)(f)	816,311	816,311
Invesco Private Prime Fund, 5.46%(d)(e)(f)	2,128,910	2,129,762
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,946,005)		2,946,073
TOTAL INVESTMENTS IN SECURITIES-116.18% (Cost $18,970,995)		21,064,441
OTHER ASSETS LESS LIABILITIES-(16.18)%		(2,933,284)
NET ASSETS-100.00%		$18,131,157

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$251,811	$(244,606)	$-	$-	$7,205	$282
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,352,773	$11,576,679	$(12,113,141)	$-	$-	$816,311	$36,994*
Invesco Private Prime Fund	3,478,560	23,541,189	(24,890,417)	148	282	2,129,762	98,058*
Total	$4,831,333	$35,369,679	$(37,248,164)	$148	$282	$2,953,278	$135,334

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Diversified Telecommunication Services-14.00%
Cogent Communications Holdings, Inc.(b)	12,059	$ 843,889
Consolidated Communications Holdings, Inc.(b)(c)	21,619	98,799
Lumen Technologies, Inc.(b)(c)	290,048	1,522,752
Shenandoah Telecommunications Co.(b)	14,318	216,488
		2,681,928
Electric Utilities-9.95%
MGE Energy, Inc.	10,341	896,616
Otter Tail Corp.(b)	11,950	1,010,373
		1,906,989
Entertainment-9.57%
Cinemark Holdings, Inc.(b)(c)	30,492	834,871
Madison Square Garden Sports Corp., Class A(c)	4,775	998,214
		1,833,085
Gas Utilities-6.21%
Chesapeake Utilities Corp.(b)	6,368	754,098
Northwest Natural Holding Co.	10,848	436,307
		1,190,405
Independent Power and Renewable Electricity Producers-4.95%
Clearway Energy, Inc., Class A	9,872	265,261
Clearway Energy, Inc., Class C	23,573	682,674
		947,935
Interactive Media & Services-19.17%
CarGurus, Inc.(b)(c)	22,431	650,050
Cars.com, Inc.(c)	17,547	313,038
IAC, Inc.(b)(c)	19,969	1,053,964
QuinStreet, Inc.(b)(c)	14,979	286,249
Shutterstock, Inc.	6,852	245,850
TripAdvisor, Inc.(c)	31,025	450,173
Yelp, Inc.(c)	19,286	673,660
		3,672,984
Media-12.30%
AMC Networks, Inc., Class A(c)	8,821	86,887
Cable One, Inc.(b)	1,297	457,478
EchoStar Corp., Class A(b)(c)	34,466	639,000
John Wiley & Sons, Inc., Class A(b)	12,020	580,686
Scholastic Corp.	7,262	231,512
	Shares	Value
Media-(continued)
TechTarget, Inc.(b)(c)	7,413	$ 197,556
Thryv Holdings, Inc.(b)(c)	8,996	163,907
		2,357,026
Multi-Utilities-5.96%
Avista Corp.	22,349	863,565
Unitil Corp.(b)	4,613	278,164
		1,141,729
Water Utilities-13.55%
American States Water Co.	10,637	866,064
California Water Service Group	16,508	913,388
Middlesex Water Co.	5,085	320,406
SJW Group	8,390	494,926
		2,594,784
Wireless Telecommunication Services-4.20%
Gogo, Inc.(b)(c)	17,401	138,686
Telephone and Data Systems, Inc.(b)	28,173	665,446
		804,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $18,199,318)		19,130,997
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.31%
Invesco Private Government Fund, 5.28%(d)(e)(f)	1,451,434	1,451,434
Invesco Private Prime Fund, 5.46%(d)(e)(f)	3,778,835	3,780,347
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,231,623)		5,231,781
TOTAL INVESTMENTS IN SECURITIES-127.17% (Cost $23,430,941)		24,362,778
OTHER ASSETS LESS LIABILITIES-(27.17)%		(5,205,429)
NET ASSETS-100.00%		$19,157,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$290,895	$(290,895)	$-	$-	$-	$281
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,207,866	14,338,531	(14,094,963)	-	-	1,451,434	71,038*
Invesco Private Prime Fund	4,528,601	24,764,111	(25,513,742)	163	1,214	3,780,347	192,364*
Total	$5,736,467	$39,393,537	$(39,899,600)	$163	$1,214	$5,231,781	$263,683

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

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25

Statements of Assets and Liabilities
August 31, 2024
	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Assets:
Unaffiliated investments in securities, at value(a)	$965,553,611	$25,643,827	$54,912,578	$94,230,816
Affiliated investments in securities, at value	171,899,839	8,089,545	14,121,903	31,519,068
Cash	-	20,913	-	-
Receivable for:
Dividends	213,378	23,964	111,418	145,536
Securities lending	118,818	766	1,195	3,136
Investments sold	-	2,136,844	-	525,197
Total assets	1,137,785,646	35,915,859	69,147,094	126,423,753
Liabilities:
Due to custodian	31,795	-	-	99,976
Payable for:
Collateral upon return of securities loaned	171,888,954	8,083,685	14,116,084	31,518,096
Fund shares repurchased	-	2,140,426	-	525,368
Accrued unitary management fees	466,214	6,766	13,262	30,606
Total liabilities	172,386,963	10,230,877	14,129,346	32,174,046
Net Assets	$965,398,683	$25,684,982	$55,017,748	$94,249,707
Net assets consist of:
Shares of beneficial interest	$1,299,902,094	$43,892,451	$75,653,729	$166,762,086
Distributable earnings (loss)	(334,503,411)	(18,207,469)	(20,635,981)	(72,512,379)
Net Assets	$965,398,683	$25,684,982	$55,017,748	$94,249,707
Shares outstanding (unlimited amount authorized, $0.01 par value)	10,460,000	240,000	1,450,000	1,793,970
Net asset value	$92.29	$107.02	$37.94	$52.54
Market price	$92.24	$106.85	$37.92	$52.51
Unaffiliated investments in securities, at cost	$787,049,274	$26,711,283	$61,447,638	$96,041,798
Affiliated investments in securities, at cost	$171,888,954	$8,089,471	$14,121,208	$31,518,096
(a)Includes securities on loan with an aggregate value of:	$168,480,371	$7,922,090	$13,911,965	$30,381,863
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$20,485,674	$204,924,312	$195,762,264	$322,953,186	$18,111,163	$19,130,997
4,663,438	67,698,359	24,124,540	69,328,523	2,953,278	5,231,781
-	-	-	-	-	-

30,942	160,755	135,512	63,714	16,745	43,137
1,671	4,812	4,135	5,688	307	372
-	470,844	-	-	-	-
25,181,725	273,259,082	220,026,451	392,351,111	21,081,493	24,406,287

-	-	-	-	-	13,416

4,650,146	67,643,436	24,056,954	69,300,167	2,946,005	5,231,623
-	471,477	-	-	-	-
4,840	48,920	46,630	76,948	4,331	3,899
4,654,986	68,163,833	24,103,584	69,377,115	2,950,336	5,248,938
$20,526,739	$205,095,249	$195,922,867	$322,973,996	$18,131,157	$19,157,349

$29,514,728	$378,326,179	$166,963,370	$318,455,049	$21,600,186	$30,222,663
(8,987,989)	(173,230,930)	28,959,497	4,518,947	(3,469,029)	(11,065,314)
$20,526,739	$205,095,249	$195,922,867	$322,973,996	$18,131,157	$19,157,349
370,000	4,350,000	1,510,000	6,740,000	230,000	330,000
$55.48	$47.15	$129.75	$47.92	$78.83	$58.05
$55.45	$47.11	$129.71	$47.90	$78.77	$58.07
$19,352,875	$195,556,819	$161,113,893	$260,112,260	$16,017,785	$18,199,318
$4,663,187	$67,694,128	$24,123,675	$69,324,179	$2,953,210	$5,231,623
$4,553,773	$66,215,687	$23,668,993	$67,717,717	$2,858,599	$5,114,474

27

Statements of Operations
For the year ended August 31, 2024
	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	Invesco S&P SmallCap Consumer Staples ETF (PSCC)	Invesco S&P SmallCap Energy ETF (PSCE)
Investment income:
Unaffiliated dividend income	$4,633,548	$515,389	$1,506,076	$4,307,823
Affiliated dividend income	17,568	772	1,184	4,042
Securities lending income, net	1,975,635	13,952	22,500	78,049
Foreign withholding tax	(21,067)	-	-	-
Total investment income	6,605,684	530,113	1,529,760	4,389,914
Expenses:
Unitary management fees	4,918,638	93,145	222,704	611,053
Less: Waivers	(330)	(14)	(24)	(79)
Net expenses	4,918,308	93,131	222,680	610,974
Net investment income	1,687,376	436,982	1,307,080	3,778,940
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(28,726,278)	(2,398,079)	(2,699,719)	(8,932,908)
Affiliated investment securities	27,122	2,160	2,925	2,855
Unaffiliated in-kind redemptions	78,464,664	4,070,958	11,725,523	18,168,288
Affiliated in-kind redemptions	-	-	-	-
Net realized gain (loss)	49,765,508	1,675,039	9,028,729	9,238,235
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	78,370,377	3,067,688	(9,973,807)	(27,015,644)
Affiliated investment securities	9,625	(155)	695	412
Change in net unrealized appreciation (depreciation)	78,380,002	3,067,533	(9,973,112)	(27,015,232)
Net realized and unrealized gain (loss)	128,145,510	4,742,572	(944,383)	(17,776,997)
Net increase (decrease) in net assets resulting from operations	$129,832,886	$5,179,554	$362,697	$(13,998,057)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P SmallCap Financials ETF (PSCF)	Invesco S&P SmallCap Health Care ETF (PSCH)	Invesco S&P SmallCap Industrials ETF (PSCI)	Invesco S&P SmallCap Information Technology ETF (PSCT)	Invesco S&P SmallCap Materials ETF (PSCM)	Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

$614,190	$1,181,664	$1,595,694	$827,737	$179,157	$236,697
4,003	4,131	5,541	5,159	282	281
26,104	85,540	36,102	95,349	3,706	6,236
(1,132)	-	-	-	-	-
643,165	1,271,335	1,637,337	928,245	183,145	243,214

55,937	617,757	484,971	918,437	47,348	46,201
(9)	(76)	(91)	(100)	(5)	(6)
55,928	617,681	484,880	918,337	47,343	46,195
587,237	653,654	1,152,457	9,908	135,802	197,019

(1,210,762)	(37,989,406)	(1,888,178)	(22,511,012)	(1,755,318)	(1,057,702)
(238,400)	19,405	1,212	4,541	282	1,214
69,644	13,641,958	11,715,922	26,016,094	1,023,997	(137,223)
(7,787)	-	-	-	-	-
(1,387,305)	(24,328,043)	9,828,956	3,509,623	(731,039)	(1,193,711)

5,233,643	48,253,431	27,176,536	(4,658,499)	2,670,321	2,488,686
238,132	3,155	865	5,007	148	163
5,471,775	48,256,586	27,177,401	(4,653,492)	2,670,469	2,488,849
4,084,470	23,928,543	37,006,357	(1,143,869)	1,939,430	1,295,138
$4,671,707	$24,582,197	$38,158,814	$(1,133,961)	$2,075,232	$1,492,157

29

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)		Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	2024	2023	2024	2023
Operations:
Net investment income	$1,687,376	$3,759,013	$436,982	$351,540
Net realized gain (loss)	49,765,508	(30,888,701)	1,675,039	(4,360,581)
Change in net unrealized appreciation (depreciation)	78,380,002	73,783,144	3,067,533	7,454,145
Net increase (decrease) in net assets resulting from operations	129,832,886	46,653,456	5,179,554	3,445,104
Distributions to Shareholders from:
Distributable earnings	(9,945,867)	(4,016,319)	(416,140)	(355,217)
Shareholder Transactions:
Proceeds from shares sold	498,976,454	361,148,219	13,648,566	6,353,723
Value of shares repurchased	(370,047,645)	(77,282,607)	(19,447,787)	(7,793,396)
Net increase (decrease) in net assets resulting from share transactions	128,928,809	283,865,612	(5,799,221)	(1,439,673)
Net increase (decrease) in net assets	248,815,828	326,502,749	(1,035,807)	1,650,214
Net assets:
Beginning of year	716,582,855	390,080,106	26,720,789	25,070,575
End of year	$965,398,683	$716,582,855	$25,684,982	$26,720,789
Changes in Shares Outstanding:
Shares sold	5,710,000	4,840,000	140,000	70,000
Shares repurchased	(4,180,000)	(1,030,000)	(190,000)	(90,000)
Shares outstanding, beginning of year	8,930,000	5,120,000	290,000	310,000
Shares outstanding, end of year	10,460,000	8,930,000	240,000	290,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Changes in shares outstanding have been restated to reflect a one-for-five reverse stock split effective at the open of business on July 17, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P SmallCap Consumer Staples ETF (PSCC)		Invesco S&P SmallCap Energy ETF (PSCE)		Invesco S&P SmallCap Financials ETF (PSCF)
2024	2023	2024	2023	2024	2023

$1,307,080	$1,177,425	$3,778,940	$4,308,566	$587,237	$896,077
9,028,729	953,383	9,238,235	1,142,197	(1,387,305)	(3,875,367)
(9,973,112)	4,874,879	(27,015,232)	27,330,988	5,471,775	151,603
362,697	7,005,687	(13,998,057)	32,781,751	4,671,707	(2,827,687)

(1,220,835)	(1,068,839)	(4,298,739)	(3,855,664)	(573,846)	(863,592)

32,849,166	37,458,040	44,162,487	135,620,537	1,529,206	-
(65,656,116)	(16,159,554)	(178,274,710)	(56,080,636)	(7,293,723)	(11,890,566)
(32,806,950)	21,298,486	(134,112,223)	79,539,901	(5,764,517)	(11,890,566)
(33,665,088)	27,235,334	(152,409,019)	108,465,988	(1,666,656)	(15,581,845)

88,682,836	61,447,502	246,658,726	138,192,738	22,193,395	37,775,240
$55,017,748	$88,682,836	$94,249,707	$246,658,726	$20,526,739	$22,193,395

860,000	1,040,000(a)	820,000	2,738,000(b)	30,000	-
(1,790,000)	(460,000)(a)	(3,420,000)	(1,136,030)(b)	(160,000)	(250,000)
2,380,000	1,800,000(a)	4,393,970	2,792,000(b)	500,000	750,000
1,450,000	2,380,000(a)	1,793,970	4,393,970(b)	370,000	500,000

31

Statements of Changes in Net Assets—(continued)
For the years ended August 31, 2024 and 2023
	Invesco S&P SmallCap Health Care ETF (PSCH)		Invesco S&P SmallCap Industrials ETF (PSCI)
	2024	2023	2024	2023
Operations:
Net investment income (loss)	$653,654	$(202,474)	$1,152,457	$771,516
Net realized gain (loss)	(24,328,043)	(29,418,638)	9,828,956	(364,005)
Change in net unrealized appreciation (depreciation)	48,256,586	(7,837,878)	27,177,401	17,820,923
Net increase (decrease) in net assets resulting from operations	24,582,197	(37,458,990)	38,158,814	18,228,434
Distributions to Shareholders from:
Distributable earnings	(514,396)	-	(1,125,992)	(759,212)
Shareholder Transactions:
Proceeds from shares sold	18,857,809	30,844,398	61,348,821	62,505,718
Value of shares repurchased	(94,067,044)	(73,649,551)	(36,381,572)	(14,659,615)
Net increase (decrease) in net assets resulting from share transactions	(75,209,235)	(42,805,153)	24,967,249	47,846,103
Net increase (decrease) in net assets	(51,141,434)	(80,264,143)	62,000,071	65,315,325
Net assets:
Beginning of year	256,236,683	336,500,826	133,922,796	68,607,471
End of year	$205,095,249	$256,236,683	$195,922,867	$133,922,796
Changes in Shares Outstanding:
Shares sold	440,000	690,000(a)	530,000	660,000
Shares repurchased	(2,280,000)	(1,670,000)(a)	(310,000)	(160,000)
Shares outstanding, beginning of year	6,190,000	7,170,000(a)	1,290,000	790,000
Shares outstanding, end of year	4,350,000	6,190,000(a)	1,510,000	1,290,000

(a)	Changes in shares outstanding have been restated to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco S&P SmallCap Information Technology ETF (PSCT)		Invesco S&P SmallCap Materials ETF (PSCM)		Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
2024	2023	2024	2023	2024	2023

$9,908	$55,657	$135,802	$166,747	$197,019	$321,832
3,509,623	348,047	(731,039)	765,275	(1,193,711)	(1,078,723)
(4,653,492)	43,971,065	2,670,469	522,172	2,488,849	(862,156)
(1,133,961)	44,374,769	2,075,232	1,454,194	1,492,157	(1,619,047)

(117,050)	-	(139,444)	(192,225)	(262,405)	(278,048)

42,587,435	21,780,815	3,882,290	9,323,883	3,466,566	2,297,924
(56,658,567)	(111,063,711)	(6,186,019)	(11,013,303)	(4,544,381)	(4,048,302)
(14,071,132)	(89,282,896)	(2,303,729)	(1,689,420)	(1,077,815)	(1,750,378)
(15,322,143)	(44,908,127)	(367,941)	(427,451)	151,937	(3,647,473)

338,296,139	383,204,266	18,499,098	18,926,549	19,005,412	22,652,885
$322,973,996	$338,296,139	$18,131,157	$18,499,098	$19,157,349	$19,005,412

910,000	560,000(a)	50,000	140,000	60,000	40,000
(1,220,000)	(2,900,000)(a)	(90,000)	(170,000)	(90,000)	(70,000)
7,050,000	9,390,000(a)	270,000	300,000	360,000	390,000
6,740,000	7,050,000(a)	230,000	270,000	330,000	360,000

33

Financial Highlights
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$80.24	$76.19	$87.15	$59.33	$53.34
Net investment income(a)	0.17	0.57	0.53	0.03	0.20
Net realized and unrealized gain (loss) on investments	12.97	4.11	(11.20)	27.88	5.97
Total from investment operations	13.14	4.68	(10.67)	27.91	6.17
Distributions to shareholders from:
Net investment income	(1.09)	(0.63)	(0.29)	(0.09)	(0.18)
Net asset value at end of year	$92.29	$80.24	$76.19	$87.15	$59.33
Market price at end of year(b)	$92.24	$80.24	$76.21	$87.07	$59.39
Net Asset Value Total Return(c)	16.55%	6.21%	(12.25)%	47.07%	11.65%
Market Price Total Return(c)	16.49%	6.19%	(12.15)%	46.79%	11.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$965,399	$716,583	$390,080	$455,814	$234,373
Ratio to average net assets of:
Expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.21%	0.75%	0.63%	0.03%	0.39%
Portfolio turnover rate(d)	178%	181%	175%	198%	185%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$92.14	$80.87	$113.63	$64.90	$57.37
Net investment income(a)	1.34	1.19	1.04	0.47	0.61
Net realized and unrealized gain (loss) on investments	14.81	11.25(b)	(32.74)	48.59	7.57
Total from investment operations	16.15	12.44	(31.70)	49.06	8.18
Distributions to shareholders from:
Net investment income	(1.27)	(1.17)	(1.06)	(0.33)	(0.65)
Net asset value at end of year	$107.02	$92.14	$80.87	$113.63	$64.90
Market price at end of year(c)	$106.85	$92.11	$80.85	$113.46	$64.92
Net Asset Value Total Return(d)	17.66%	15.57%(b)	(28.01)%	75.74%	14.68%
Market Price Total Return(d)	17.51%	15.56%(b)	(27.91)%	75.42%	14.74%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$25,685	$26,721	$25,071	$65,907	$19,470
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.30%	0.29%	0.29%
Net investment income	1.36%	1.38%	1.04%	0.44%	1.08%
Portfolio turnover rate(e)	22%	19%	24%	33%	27%

(a)	Based on average shares outstanding.
(b)	Includes litigation proceeds received during the period. Had these litigation proceeds not been received, Net realized and unrealized gain (loss) on investments per share would have been $10.76. Total returns would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights—(continued)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
	Years Ended August 31,
	2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of year	$37.26	$34.14	$34.05	$26.12	$23.96
Net investment income(b)	0.62	0.62	0.42	0.52	0.40
Net realized and unrealized gain on investments	0.64(c)	3.08	0.07(c)	7.95	2.20
Total from investment operations	1.26	3.70	0.49	8.47	2.60
Distributions to shareholders from:
Net investment income	(0.58)	(0.58)	(0.40)	(0.54)	(0.44)
Net asset value at end of year	$37.94	$37.26	$34.14	$34.05	$26.12
Market price at end of year(d)	$37.92	$37.24	$34.14	$34.01	$26.19
Net Asset Value Total Return(e)	3.47%	10.98%	1.48%	32.77%	10.97%
Market Price Total Return(e)	3.48%	10.89%	1.62%	32.27%	11.60%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$55,018	$88,683	$61,448	$46,982	$39,182
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.70%	1.75%	1.21%	1.64%	1.66%
Portfolio turnover rate(f)	26%	10%	20%	30%	40%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Energy ETF (PSCE)
	Years Ended August 31,
	2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of year	$56.14	$49.50	$32.55	$17.50	$34.85
Net investment income(b)	0.96	1.31	0.45	0.15	0.25
Net realized and unrealized gain (loss) on investments	(3.52)	6.62	16.85	15.00	(17.45)
Total from investment operations	(2.56)	7.93	17.30	15.15	(17.20)
Distributions to shareholders from:
Net investment income	(1.04)	(1.29)	(0.35)	(0.10)	(0.15)
Net asset value at end of year	$52.54	$56.14	$49.50	$32.55	$17.50
Market price at end of year(c)	$52.51	$56.11	$49.50	$32.60	$17.60
Net Asset Value Total Return(d)	(4.60)%	16.63%	53.42%	87.13%	(49.31)%
Market Price Total Return(d)	(4.61)%	16.57%	53.18%	86.35%	(49.09)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$94,250	$246,659	$138,193	$105,589	$14,713
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.79%	2.67%	1.04%	0.43%	1.01%
Portfolio turnover rate(e)	62%	48%	58%	26%	74%

(a)	Per share amounts have been adjusted to reflect a one-for-five reverse stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights—(continued)
Invesco S&P SmallCap Financials ETF (PSCF)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$44.39	$50.37	$58.47	$40.46	$52.62
Net investment income(a)	1.41	1.51	1.32	1.06	1.45
Net realized and unrealized gain (loss) on investments	10.98	(6.10)	(8.16)	18.07	(10.89)
Total from investment operations	12.39	(4.59)	(6.84)	19.13	(9.44)
Distributions to shareholders from:
Net investment income	(1.30)	(1.39)	(1.26)	(1.12)	(2.23)
Net realized gains	-	-	-	-	(0.49)
Total distributions	(1.30)	(1.39)	(1.26)	(1.12)	(2.72)
Net asset value at end of year	$55.48	$44.39	$50.37	$58.47	$40.46
Market price at end of year(b)	$55.45	$44.36	$50.38	$58.39	$40.54
Net Asset Value Total Return(c)	28.61%	(9.13)%	(11.81)%	47.97%	(18.02)%
Market Price Total Return(c)	28.62%	(9.21)%	(11.67)%	47.48%	(17.72)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$20,527	$22,193	$37,775	$50,288	$26,297
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	3.04%	3.24%	2.33%	2.01%	2.83%
Portfolio turnover rate(d)	21%	31%	19%	19%	31%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Health Care ETF (PSCH)
	Years Ended August 31,
	2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of year	$41.40	$46.93	$63.77	$44.25	$38.28
Net investment income (loss)(b)	0.13	(0.03)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	5.73	(5.50)	(16.76)	19.61	6.04
Total from investment operations	5.86	(5.53)	(16.84)	19.52	5.97
Distributions to shareholders from:
Net investment income	(0.11)	-	-	-	-
Net asset value at end of year	$47.15	$41.40	$46.93	$63.77	$44.25
Market price at end of year(c)	$47.11	$41.35	$46.94	$63.64	$44.28
Net Asset Value Total Return(d)	14.19%	(11.79)%	(26.40)%	44.13%	15.58%
Market Price Total Return(d)	14.22%	(11.91)%	(26.24)%	43.72%	15.69%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$205,095	$256,237	$336,501	$526,104	$384,957
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.31%	(0.07)%	(0.15)%	(0.16)%	(0.18)%
Portfolio turnover rate(e)	32%	29%	31%	30%	19%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights—(continued)
Invesco S&P SmallCap Industrials ETF (PSCI)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$103.82	$86.84	$94.57	$65.95	$64.17
Net investment income(a)	0.80	0.85	0.69	0.64	0.47
Net realized and unrealized gain (loss) on investments	25.92	16.98	(7.78)	28.53	1.81
Total from investment operations	26.72	17.83	(7.09)	29.17	2.28
Distributions to shareholders from:
Net investment income	(0.79)	(0.85)	(0.64)	(0.55)	(0.50)
Net asset value at end of year	$129.75	$103.82	$86.84	$94.57	$65.95
Market price at end of year(b)	$129.71	$103.81	$86.84	$94.49	$66.05
Net Asset Value Total Return(c)	25.86%	20.67%	(7.52)%	44.37%	3.68%
Market Price Total Return(c)	25.83%	20.66%	(7.43)%	44.03%	3.76%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$195,923	$133,923	$68,607	$124,836	$46,168
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.69%	0.89%	0.75%	0.74%	0.74%
Portfolio turnover rate(d)	29%	21%	15%	9%	10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Information Technology ETF (PSCT)
	Years Ended August 31,
	2024	2023	2022(a)	2021(a)	2020(a)
Per Share Operating Performance:
Net asset value at beginning of year	$47.99	$40.81	$49.09	$30.19	$27.71
Net investment income (loss)(b)	0.00(c)	0.01	(0.00)(d)	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.05)	7.17	(8.28)	18.91	2.48
Total from investment operations	(0.05)	7.18	(8.28)	18.92	2.52
Distributions to shareholders from:
Net investment income	(0.02)	-	-	(0.02)	(0.04)
Net asset value at end of year	$47.92	$47.99	$40.81	$49.09	$30.19
Market price at end of year(e)	$47.90	$48.01	$40.85	$49.09	$30.22
Net Asset Value Total Return(f)	(0.10)%	17.59%	(16.87)%	62.70%	9.12%
Market Price Total Return(f)	(0.19)%	17.53%	(16.79)%	62.54%	9.35%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$322,974	$338,296	$383,204	$477,157	$244,541
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	0.00%(g)	0.02%	(0.00)%	0.03%	0.13%
Portfolio turnover rate(h)	34%	20%	18%	16%	19%

(a)	Per share amounts have been adjusted to reflect a three-for-one stock split effective at the open of business on July 17, 2023.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	Amount represents less than $(0.005) per share.
(e)	The mean between the last bid and ask prices.
(f)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights—(continued)
Invesco S&P SmallCap Materials ETF (PSCM)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$68.52	$63.09	$65.98	$42.14	$40.93
Net investment income(a)	0.60	0.57	0.51	0.61	0.66
Net realized and unrealized gain (loss) on investments	10.31	5.49	(2.94)	23.97	1.27
Total from investment operations	10.91	6.06	(2.43)	24.58	1.93
Distributions to shareholders from:
Net investment income	(0.60)	(0.63)	(0.46)	(0.74)	(0.72)
Net asset value at end of year	$78.83	$68.52	$63.09	$65.98	$42.14
Market price at end of year(b)	$78.77	$68.51	$63.05	$65.88	$41.99
Net Asset Value Total Return(c)	16.01%	9.69%	(3.69)%	58.70%	4.91%
Market Price Total Return(c)	15.94%	9.74%	(3.60)%	59.03%	4.59%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$18,131	$18,499	$18,927	$27,711	$8,429
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.83%	0.86%	0.78%	1.00%	1.58%
Portfolio turnover rate(d)	36%	18%	21%	25%	25%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$52.79	$58.08	$67.58	$48.85	$53.08
Net investment income(a)	0.64	0.87	0.88	1.75(b)	0.91
Net realized and unrealized gain (loss) on investments	5.41	(5.42)	(8.44)	17.63	(4.03)
Total from investment operations	6.05	(4.55)	(7.56)	19.38	(3.12)
Distributions to shareholders from:
Net investment income	(0.79)	(0.74)	(1.94)	(0.65)	(1.11)
Net asset value at end of year	$58.05	$52.79	$58.08	$67.58	$48.85
Market price at end of year(c)	$58.07	$52.78	$58.08	$67.44	$48.91
Net Asset Value Total Return(d)	11.65%	(7.87)%	(11.42)%	40.03%	(5.94)%
Market Price Total Return(d)	11.71%	(7.88)%	(11.23)%	39.57%	(5.70)%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$19,157	$19,005	$22,653	$27,034	$21,985
Ratio to average net assets of:
Expenses	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	1.24%	1.57%	1.38%	2.98%(b)	1.78%
Portfolio turnover rate(e)	32%	53%	40%	70%	64%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.69 and 1.17%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)	"Dorsey Wright SmallCap Momentum ETF"
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)	"S&P SmallCap Consumer Discretionary ETF"
Invesco S&P SmallCap Consumer Staples ETF (PSCC)	"S&P SmallCap Consumer Staples ETF"
Invesco S&P SmallCap Energy ETF (PSCE)	"S&P SmallCap Energy ETF"
Invesco S&P SmallCap Financials ETF (PSCF)	"S&P SmallCap Financials ETF"
Invesco S&P SmallCap Health Care ETF (PSCH)	"S&P SmallCap Health Care ETF"
Invesco S&P SmallCap Industrials ETF (PSCI)	"S&P SmallCap Industrials ETF"
Invesco S&P SmallCap Information Technology ETF (PSCT)	"S&P SmallCap Information Technology ETF"
Invesco S&P SmallCap Materials ETF (PSCM)	"S&P SmallCap Materials ETF"
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)	"S&P SmallCap Utilities & Communication Services ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Dorsey Wright SmallCap Momentum ETF	Dorsey Wright® SmallCap Technical LeadersTM Index
S&P SmallCap Consumer Discretionary ETF	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples ETF	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy ETF	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials ETF	S&P SmallCap 600® Capped Financials & Real Estate Index
S&P SmallCap Health Care ETF	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials ETF	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology ETF	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials ETF	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities & Communication Services ETF	S&P SmallCap 600® Capped Utilities & Communication Services Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily

39

settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market

40

liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

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Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may

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act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Dorsey Wright SmallCap Momentum ETF	$161,743
S&P SmallCap Consumer Discretionary ETF	1,230
S&P SmallCap Consumer Staples ETF	1,905
S&P SmallCap Energy ETF	7,089
S&P SmallCap Financials ETF	2,480
S&P SmallCap Health Care ETF	6,914
S&P SmallCap Industrials ETF	3,633
S&P SmallCap Information Technology ETF	7,897
S&P SmallCap Materials ETF	384
S&P SmallCap Utilities & Communication Services ETF	643

J.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry

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groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because S&P SmallCap Consumer Staples ETF, S&P SmallCap Energy ETF, S&P SmallCap Materials ETF and S&P SmallCap Utilities & Communication Services ETF are non-diversified, and to the extent Dorsey Wright SmallCap Momentum ETF becomes non-diversified, and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Portfolio Turnover Risk. Dorsey Wright SmallCap Momentum ETF may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Small-Capitalization Company Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Dorsey Wright SmallCap Momentum ETF	0.60%
S&P SmallCap Consumer Discretionary ETF	0.29%
S&P SmallCap Consumer Staples ETF	0.29%
S&P SmallCap Energy ETF	0.29%
S&P SmallCap Financials ETF	0.29%
S&P SmallCap Health Care ETF	0.29%
S&P SmallCap Industrials ETF	0.29%
S&P SmallCap Information Technology ETF	0.29%
S&P SmallCap Materials ETF	0.29%
S&P SmallCap Utilities & Communication Services ETF	0.29%

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Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
Dorsey Wright SmallCap Momentum ETF	$330
S&P SmallCap Consumer Discretionary ETF	14
S&P SmallCap Consumer Staples ETF	24
S&P SmallCap Energy ETF	79
S&P SmallCap Financials ETF	9
S&P SmallCap Health Care ETF	76
S&P SmallCap Industrials ETF	91
S&P SmallCap Information Technology ETF	100
S&P SmallCap Materials ETF	5
S&P SmallCap Utilities & Communication Services ETF	6
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Dorsey Wright SmallCap Momentum ETF	Dorsey, Wright & Associates, LLC
S&P SmallCap Consumer Discretionary ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Consumer Staples ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Energy ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Financials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Health Care ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Industrials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Information Technology ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Materials ETF	S&P Dow Jones Indices, LLC
S&P SmallCap Utilities & Communication Services ETF	S&P Dow Jones Indices, LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Dorsey Wright SmallCap Momentum ETF	$215,969
S&P SmallCap Consumer Discretionary ETF	2,830
S&P SmallCap Consumer Staples ETF	4,237
S&P SmallCap Energy ETF	46,040
S&P SmallCap Financials ETF	2,351
S&P SmallCap Health Care ETF	23,310
S&P SmallCap Industrials ETF	11,312
S&P SmallCap Information Technology ETF	40,417
S&P SmallCap Materials ETF	1,598
S&P SmallCap Utilities & Communication Services ETF	2,361
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.

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NOTE 4—Security Transactions with Affiliated Funds
Each Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Invesco ETF from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7.
For the fiscal year ended August 31, 2024, the following Funds engaged in transactions with affiliates as listed below:
	Securities Purchases	Securities Sales	Net Realized Gains (Losses)*
S&P SmallCap Consumer Discretionary ETF	$768,660	$-	$-
S&P SmallCap Energy ETF	-	3,805,685	(45,964)
S&P SmallCap Financials ETF	104,758	-	-
S&P SmallCap Health Care ETF	12,539,716	-	-
S&P SmallCap Information Technology ETF	10,261,557	-	-
S&P SmallCap Materials ETF	-	289,807	(9,519)

*	Net realized gains (losses) from securities sold to affiliates are included in net realized gain (loss) from investment securities in the Statements of Operations.
NOTE 5—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$965,553,611	$-	$-	$965,553,611
Money Market Funds	-	171,899,839	-	171,899,839
Total Investments	$965,553,611	$171,899,839	$-	$1,137,453,450
S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,643,827	$-	$-	$25,643,827
Money Market Funds	5,786	8,083,759	-	8,089,545
Total Investments	$25,649,613	$8,083,759	$-	$33,733,372
S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,912,578	$-	$-	$54,912,578
Money Market Funds	5,124	14,116,779	-	14,121,903
Total Investments	$54,917,702	$14,116,779	$-	$69,034,481

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	Level 1	Level 2	Level 3	Total
S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$94,230,816	$-	$-	$94,230,816
Money Market Funds	-	31,519,068	-	31,519,068
Total Investments	$94,230,816	$31,519,068	$-	$125,749,884
S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,485,674	$-	$-	$20,485,674
Money Market Funds	13,041	4,650,397	-	4,663,438
Total Investments	$20,498,715	$4,650,397	$-	$25,149,112
S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$204,924,312	$-	$0	$204,924,312
Money Market Funds	50,692	67,647,667	-	67,698,359
Total Investments	$204,975,004	$67,647,667	$0	$272,622,671
S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$195,762,264	$-	$-	$195,762,264
Money Market Funds	66,721	24,057,819	-	24,124,540
Total Investments	$195,828,985	$24,057,819	$-	$219,886,804
S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$322,953,186	$-	$-	$322,953,186
Money Market Funds	24,012	69,304,511	-	69,328,523
Total Investments	$322,977,198	$69,304,511	$-	$392,281,709
S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,111,163	$-	$-	$18,111,163
Money Market Funds	7,205	2,946,073	-	2,953,278
Total Investments	$18,118,368	$2,946,073	$-	$21,064,441
S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,130,997	$-	$-	$19,130,997
Money Market Funds	-	5,231,781	-	5,231,781
Total Investments	$19,130,997	$5,231,781	$-	$24,362,778
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
Dorsey Wright SmallCap Momentum ETF	$9,945,867	$4,016,319
S&P SmallCap Consumer Discretionary ETF	416,140	355,217
S&P SmallCap Consumer Staples ETF	1,220,835	1,068,839
S&P SmallCap Energy ETF	4,298,739	3,855,664
S&P SmallCap Financials ETF	573,846	863,592
S&P SmallCap Health Care ETF	514,396	-
S&P SmallCap Industrials ETF	1,125,992	759,212
S&P SmallCap Information Technology ETF	117,050	-
S&P SmallCap Materials ETF	139,444	192,225
S&P SmallCap Utilities & Communication Services ETF	262,405	278,048

*	Includes short-term capital gain distributions, if any.

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Tax Components of Net Assets at Fiscal Year-end:
	Undistributed Ordinary Income	Net Unrealized Appreciation (Depreciation)- Investments	Capital Loss Carryforwards	Late-Year Ordinary Loss Deferral	Shares of Beneficial Interest	Total Net Assets
Dorsey Wright SmallCap Momentum ETF	$5,009,483	$172,687,985	$(512,200,879)	$-	$1,299,902,094	$965,398,683
S&P SmallCap Consumer Discretionary ETF	76,964	(1,320,357)	(16,964,076)	-	43,892,451	25,684,982
S&P SmallCap Consumer Staples ETF	310,069	(7,124,575)	(13,821,475)	-	75,653,729	55,017,748
S&P SmallCap Energy ETF	403,943	(3,772,925)	(69,143,397)	-	166,762,086	94,249,707
S&P SmallCap Financials ETF	79,969	756,294	(9,824,252)	-	29,514,728	20,526,739
S&P SmallCap Health Care ETF	9,658	7,523,579	(180,764,167)	-	378,326,179	205,095,249
S&P SmallCap Industrials ETF	389,539	28,569,958	-	-	166,963,370	195,922,867
S&P SmallCap Information Technology ETF	-	53,873,242	(49,298,654)	(55,641)	318,455,049	322,973,996
S&P SmallCap Materials ETF	19,644	1,803,273	(5,291,946)	-	21,600,186	18,131,157
S&P SmallCap Utilities & Communication Services ETF	49,292	657,262	(11,771,868)	-	30,222,663	19,157,349
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Dorsey Wright SmallCap Momentum ETF	$512,200,879	$-	$512,200,879
S&P SmallCap Consumer Discretionary ETF	1,987,250	14,976,826	16,964,076
S&P SmallCap Consumer Staples ETF	4,621,066	9,200,409	13,821,475
S&P SmallCap Energy ETF	9,728,016	59,415,381	69,143,397
S&P SmallCap Financials ETF	757,853	9,066,399	9,824,252
S&P SmallCap Health Care ETF	29,515,629	151,248,538	180,764,167
S&P SmallCap Industrials ETF	-	-	-
S&P SmallCap Information Technology ETF	4,646,925	44,651,729	49,298,654
S&P SmallCap Materials ETF	53,132	5,238,814	5,291,946
S&P SmallCap Utilities & Communication Services ETF	3,071,115	8,700,753	11,771,868

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Dorsey Wright SmallCap Momentum ETF	$1,495,278,870	$1,507,845,747
S&P SmallCap Consumer Discretionary ETF	7,368,298	7,086,722
S&P SmallCap Consumer Staples ETF	19,518,051	19,745,299
S&P SmallCap Energy ETF	131,025,390	130,686,433
S&P SmallCap Financials ETF	4,350,292	4,178,518
S&P SmallCap Health Care ETF	70,028,162	69,112,835
S&P SmallCap Industrials ETF	48,962,728	49,016,010
S&P SmallCap Information Technology ETF	108,143,300	108,810,009
S&P SmallCap Materials ETF	5,957,880	5,917,271
S&P SmallCap Utilities & Communication Services ETF	5,214,283	5,180,650

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For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Dorsey Wright SmallCap Momentum ETF	$498,100,023	$363,594,333
S&P SmallCap Consumer Discretionary ETF	13,640,431	19,707,930
S&P SmallCap Consumer Staples ETF	32,835,751	65,330,433
S&P SmallCap Energy ETF	44,149,222	178,128,187
S&P SmallCap Financials ETF	1,528,721	7,287,698
S&P SmallCap Health Care ETF	18,852,379	94,849,370
S&P SmallCap Industrials ETF	61,317,658	36,330,976
S&P SmallCap Information Technology ETF	42,579,365	56,062,351
S&P SmallCap Materials ETF	3,878,726	6,184,583
S&P SmallCap Utilities & Communication Services ETF	3,462,070	4,542,563
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Dorsey Wright SmallCap Momentum ETF	$209,967,476	$(37,279,491)	$172,687,985	$964,765,465
S&P SmallCap Consumer Discretionary ETF	3,952,679	(5,273,036)	(1,320,357)	35,053,729
S&P SmallCap Consumer Staples ETF	3,254,202	(10,378,777)	(7,124,575)	76,159,056
S&P SmallCap Energy ETF	10,542,205	(14,315,130)	(3,772,925)	129,522,809
S&P SmallCap Financials ETF	3,758,567	(3,002,273)	756,294	24,392,818
S&P SmallCap Health Care ETF	51,929,465	(44,405,886)	7,523,579	265,099,092
S&P SmallCap Industrials ETF	43,263,326	(14,693,368)	28,569,958	191,316,846
S&P SmallCap Information Technology ETF	94,103,317	(40,230,075)	53,873,242	338,408,467
S&P SmallCap Materials ETF	3,865,952	(2,062,679)	1,803,273	19,261,168
S&P SmallCap Utilities & Communication Services ETF	2,177,894	(1,520,632)	657,262	23,705,516
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of redemption in-kind, REITs, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Dorsey Wright SmallCap Momentum ETF	$7,194,139	$(78,782,233)	$71,588,094
S&P SmallCap Consumer Discretionary ETF	-	(2,705,071)	2,705,071
S&P SmallCap Consumer Staples ETF	(1)	(10,868,584)	10,868,585
S&P SmallCap Energy ETF	-	(10,843,547)	10,843,547
S&P SmallCap Financials ETF	-	299,619	(299,619)
S&P SmallCap Health Care ETF	-	(4,341,052)	4,341,052
S&P SmallCap Industrials ETF	170,169	(10,477,124)	10,306,955
S&P SmallCap Information Technology ETF	-	(22,086,925)	22,086,925
S&P SmallCap Materials ETF	-	(689,106)	689,106
S&P SmallCap Utilities & Communication Services ETF	-	315,535	(315,535)
NOTE 9—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral

49

Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 10—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

50

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S& P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Dorsey Wright SmallCap Momentum ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF and Invesco S&P SmallCap Utilities & Communication Services ETF (ten of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

51

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*	Qualified Short Term Gains
Invesco Dorsey Wright SmallCap Momentum ETF	0%	34%	34%	0%	0%	$-
Invesco S&P SmallCap Consumer Discretionary ETF	0%	100%	100%	0%	0%	-
Invesco S&P SmallCap Consumer Staples ETF	0%	100%	100%	0%	0%	-
Invesco S&P SmallCap Energy ETF	0%	95%	96%	0%	0%	-
Invesco S&P SmallCap Financials ETF	38%	54%	52%	0%	0%	-
Invesco S&P SmallCap Health Care ETF	0%	100%	100%	0%	0%	-
Invesco S&P SmallCap Industrials ETF	0%	100%	100%	0%	0%	170,169
Invesco S&P SmallCap Information Technology ETF	0%	100%	100%	0%	0%	-
Invesco S&P SmallCap Materials ETF	0%	100%	100%	0%	0%	-
Invesco S&P SmallCap Utilities & Communication Services ETF	0%	100%	100%	0%	0%	-
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

52

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

53

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

54

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

55

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

56

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

57

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

58

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

59

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

60

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SPSCS-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
BKLN	Invesco Senior Loan ETF

2

Invesco Senior Loan ETF (BKLN)
August 31, 2024
Schedule of Investments
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-90.48%(a)(b)
Aerospace & Defense-2.90%
Amentum Government Services Holdings LLC, Term Loan B(c)	-	07/31/2031	$16,539	$ 16,528,358
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	9.10%	02/01/2028	118,406	116,136,745
TransDigm, Inc., Term Loan J (3 mo. SOFR + 2.50%)	7.84%	02/28/2031	63,666	63,809,533
				196,474,636
Air Transport-1.33%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 5.01%)	10.29%	04/20/2028	45,463	47,099,565
United AirLines, Inc., Term Loan B (3 mo. SOFR + 2.75%)	8.03%	02/22/2031	42,945	43,145,987
				90,245,552
Automotive-2.16%
Mavis Tire Express Services TopCo Corp., Term Loan (1 mo. SOFR + 3.50%)	8.75%	05/04/2028	47,175	47,287,660
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B (Canada) (1 mo. SOFR + 2.50%)	7.75%	05/06/2030	52,219	52,442,321
Wand Newco 3, Inc., First Lien Term Loan (1 mo. SOFR + 3.25%)	8.50%	01/30/2031	46,531	46,652,504
				146,382,485
Beverage & Tobacco-2.13%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 3.50%)	8.84%	07/31/2028	91,787	91,999,054
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 3.51%)	8.85%	03/31/2028	52,337	52,396,061
				144,395,115
Building & Development-1.81%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.69%	04/12/2028	33,965	33,065,189
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.75%	04/14/2031	32,306	32,410,465
White Cap Buyer LLC, Term Loan (1 mo. SOFR + 3.25%)	8.50%	10/19/2029	57,397	57,132,398
				122,608,052
Business Equipment & Services-9.72%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	9.10%	05/12/2028	89,199	88,775,640
Asurion LLC
Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	10.61%	01/20/2029	51,997	48,227,047
Term Loan B-8 (1 mo. SOFR + 3.36%)	8.61%	12/23/2026	61,984	61,783,210
Boost Newco Borrower LLC (WorldPay), Term Loan B (2 mo. SOFR + 2.50%)	7.75%	01/31/2031	83,587	83,922,764
Cloud Software Group, Inc., Term Loan B (3 mo. SOFR + 4.00%)	9.33%	03/30/2029	112,563	112,670,582
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.03%	01/18/2029	60,919	61,090,323
Mitchell International, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.50%	06/17/2031	52,000	51,614,940
Neon Maple Purchaser, Inc., Term Loan B(c)	-	07/18/2031	55,769	55,664,399
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	9.51%	06/02/2028	71,727	71,292,788
Tempo Acquisition LLC, Term Loan B-1 (1 mo. SOFR + 2.25%)	7.50%	08/31/2028	22,726	22,817,310
				657,859,003
Cable & Satellite Television-3.88%
Charter Communications Operating LLC, Term Loan B-2 (3 mo. SOFR + 1.75%)	7.08%	02/01/2027	58,275	58,301,521
CSC Holdings LLC, Term Loan (1 mo. Term SOFR + 2.60%)	7.95%	04/15/2027	54,087	45,730,888
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	10.80%	08/15/2028	83,026	63,376,868
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	7.95%	01/31/2028	55,280	53,521,542
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.61%)	7.95%	04/30/2028	42,435	41,913,894
				262,844,713
Chemicals & Plastics-2.39%
AkzoNoble Chemicals, Term Loan B (3 mo. SOFR + 3.50%)	8.63%	04/03/2028	62,436	62,787,187
Proampac PG Borrower LLC, Term Loan B (3 mo. SOFR + 4.00%)	9.12%	09/15/2028	44,971	45,176,928
Univar, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.31%	08/01/2030	53,389	53,747,398
				161,711,513
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Clothing & Textiles-0.98%
ABG Intermediate Holdings 2 LLC
Delayed Draw Term Loan(c)	-	12/21/2028	$2,820	$ 2,836,319
Term Loan (1 mo. SOFR + 2.75%)	8.00%	12/21/2028	63,084	63,347,222
				66,183,541
Containers & Glass Products-0.57%
Clydesdale Acquisition Holdings, Inc., Term Loan B (1 mo. SOFR + 3.18%)	8.42%	04/13/2029	38,750	38,748,056
Cosmetics & Toiletries-0.65%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.35%)	8.66%	05/10/2027	44,452	43,924,216
Drugs-1.53%
Jazz Pharmaceuticals, Inc., Term Loan B-2 (1 mo. SOFR + 2.25%)	7.50%	05/05/2028	52,913	53,017,993
Phoenix Guarantor, Inc. (BrightSpring Health Services), Term Loan B-4 (1 mo. SOFR + 3.25%)	8.50%	02/21/2031	50,214	50,346,377
				103,364,370
Electronics & Electrical-16.25%
Applied Systems, Inc., Term Loan B-1 (1 mo. SOFR + 3.00%)	8.29%	02/24/2031	46,148	46,413,351
Boxer Parent Co., Inc., Term Loan (3 mo. SOFR + 3.75%)	9.01%	07/30/2031	85,348	85,259,330
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	8.58%	07/06/2029	68,836	68,345,733
CommScope, Inc., Term Loan (1 mo. Term SOFR + 3.36%)	8.61%	04/06/2026	58,525	55,818,364
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	8.86%	06/02/2028	67,342	66,705,096
Epicor Software Corp.
Delayed Draw Term Loan B(c)	-	05/30/2031	5,756	5,785,879
Term Loan B(c)	-	05/30/2031	49,061	49,313,494
Gen Digital, Inc.
Term Loan A (1 mo. SOFR + 1.60%)	6.85%	09/10/2027	68,374	68,408,462
Term Loan B (1 mo. SOFR + 1.75%)	7.00%	09/12/2029	54,153	54,152,886
McAfee LLC, Term Loan B (1 mo. SOFR + 3.25%)	8.59%	03/01/2029	106,681	106,530,833
Modena Buyer LLC (End User Computing), Term Loan (3 mo. SOFR + 4.50%)	9.83%	07/01/2031	46,559	44,803,523
Project Alpha Intermediate Holding, Inc., Term Loan (3 mo. SOFR + 3.75%)	9.00%	10/28/2030	44,376	44,653,171
Proofpoint, Inc., Term Loan (1 mo. SOFR + 3.00%)	8.25%	08/31/2028	64,348	64,483,591
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.40%), (Acquired 03/15/2022 - 08/08/2024; Cost $44,533,868)(d)	9.65%	02/01/2029	55,306	40,931,890
RealPage, Inc., First Lien Term Loan (1 mo. SOFR + 3.11%)	8.36%	04/24/2028	61,697	59,293,519
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	7.25%	05/09/2031	67,288	67,539,985
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.26%)	9.51%	04/24/2028	46,067	45,235,817
Ultimate Software Group, Inc., Term Loan B (3 mo. SOFR + 3.25%)	8.55%	02/10/2031	125,291	125,724,957
				1,099,399,881
Financial Intermediaries-5.46%
Aretec Group, Inc., Term Loan B-2 (1 mo. SOFR + 4.00%)	9.25%	08/09/2030	46,952	46,088,478
AssuredPartners, Inc., Term Loan (1 mo. SOFR + 3.50%)	8.75%	02/14/2031	101,563	101,861,468
Broadstreet Partners, Inc., Term Loan B (1 mo. SOFR + 3.25%)	8.50%	06/13/2031	68,346	68,408,625
Citadel Securities L.P., Term Loan B (1 mo. SOFR + 2.25%)	7.50%	07/29/2030	77,634	77,895,748
Focus Financial Partners LLC, Term Loan B-7(c)	-	06/30/2028	33,165	33,192,726
Jane Street Group LLC, Term Loan (1 mo. Term SOFR + 2.61%)	7.86%	01/26/2028	42,017	42,100,744
				369,547,789
Food Products-0.73%
Froneri International PLC, First Lien Term Loan B-2 (United Kingdom) (1 mo. SOFR + 2.25%)	7.60%	01/29/2027	48,989	49,125,899
Food Service-3.44%
BCPE Empire Holdings, Inc. (ImperialDade), Term Loan(c)	-	12/11/2028	22,378	22,426,815
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.85%)	8.10%	12/15/2027	83,594	83,772,114
New Red Finance, Inc., Term Loan B-6 (1 mo. SOFR + 1.75%)	7.00%	09/20/2030	71,912	71,479,013
Whatabrands LLC, Term Loan B (1 mo. SOFR + 2.75%)	8.00%	08/03/2028	54,745	54,844,874
				232,522,816
Health Care-8.05%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.50%	02/15/2029	122,825	122,254,688
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	7.19%	08/01/2027	51,725	54,008,541
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Gainwell Acquisition Corp., Term Loan B (3 mo. SOFR + 4.10%)	9.43%	10/01/2027	$81,296	$ 74,182,988
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	10/23/2028	96,510	96,859,004
PAREXEL International Corp., Term Loan B (1 mo. SOFR + 3.00%)	8.25%	11/15/2028	61,370	61,683,537
Star Parent, Inc., Term Loan B (3 mo. Term SOFR + 3.75%)	9.08%	09/27/2030	50,934	50,728,512
Verscend Holding Corp., Term Loan B (1 mo. SOFR + 3.25%)	8.59%	05/01/2031	84,810	84,969,019
				544,686,289
Home Furnishings-1.00%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.57%	02/26/2029	67,549	67,337,656
Industrial Equipment-2.32%
Madison IAQ LLC, Term Loan (6 mo. SOFR + 2.75%)	7.89%	06/21/2028	44,951	45,068,292
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.25%)	7.56%	08/17/2029	50,961	51,171,346
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B-2 (Germany) (6 mo. SOFR + 3.50%)	8.59%	04/30/2030	60,122	60,400,845
				156,640,483
Insurance-6.90%
Acrisure LLC, Term Loan B-6 (3 mo. SOFR + 3.25%)	8.59%	11/06/2030	75,698	75,345,995
AmWINS Group LLC, Term Loan (1 mo. SOFR + 2.36%)	7.61%	02/19/2028	66,346	66,540,651
Hub International Ltd., Term Loan (3 mo. SOFR + 3.00%)	8.26%	06/20/2030	84,246	84,393,793
Hyperion Insurance Group Ltd., Term Loan (United Kingdom) (1 mo. SOFR + 3.50%)	8.75%	02/15/2031	56,930	57,065,845
Sedgwick Claims Management Services, Inc., Term Loan (3 mo. SOFR + 3.00%)	8.25%	07/31/2031	86,351	86,566,773
Truist Insurance Holdings, Term Loan B (3 mo. SOFR + 3.25%)	8.58%	05/06/2031	48,920	49,047,136
USI, Inc., Term Loan B (3 mo. SOFR + 2.75%)	8.08%	11/22/2029	47,512	47,580,073
				466,540,266
Leisure Goods, Activities & Movies-0.76%
UFC Holdings LLC, Term Loan B-3 (3 mo. SOFR + 3.01%)	8.29%	04/29/2026	51,508	51,726,640
Lodging & Casinos-4.48%
Caesars Entertainment, Inc.
Incremental Term Loan B (1 mo. SOFR + 2.75%)	8.00%	02/06/2030	46,428	46,547,680
Term Loan (1 mo. SOFR + 2.75%)	8.00%	02/06/2031	56,611	56,737,078
Fertitta Entertainment LLC (Golden Nugget), Term Loan B (1 mo. SOFR + 3.75%)	9.09%	01/27/2029	72,890	72,870,846
Hilton Worldwide Finance LLC, Term Loan B-4 (1 mo. SOFR + 1.75%)	7.03%	11/08/2030	48,752	48,895,807
Stars Group (US) Co-Borrower LLC, Term Loan B (3 mo. SOFR + 2.25%)	7.58%	11/25/2030	77,618	77,812,443
				302,863,854
Nonferrous Metals & Minerals-0.45%
Prince Mineral Holding Corp., Term Loan (3 mo. SOFR + 4.25%)	9.70%	04/23/2029	31,163	30,679,166
Publishing-2.25%
Micro Holding L.P., Term Loan (1 mo. SOFR + 4.25%)	9.50%	05/03/2028	92,918	92,796,322
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	10.40%	04/11/2029	61,973	59,494,027
				152,290,349
Rail Industries-0.74%
Genesee & Wyoming, Inc., Term Loan (3 mo. SOFR + 2.00%)	7.33%	04/10/2031	50,127	50,176,487
Retailers (except Food & Drug)-2.14%
Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.86%)	9.11%	03/06/2028	91,684	91,855,628
Harbor Freight Tools USA, Inc., Term Loan (1 mo. SOFR + 2.50%)	7.75%	06/11/2031	53,687	53,030,805
				144,886,433
Telecommunications-3.83%
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. SOFR + 4.00%)	9.33%	12/17/2027	43,908	44,045,377
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.75%	12/01/2027	49,228	49,497,885
II-VI, Inc., Term Loan B-1 (1 mo. SOFR + 2.50%)	7.75%	07/02/2029	34,276	34,447,877
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	8.61%	09/25/2026	63,853	51,497,137
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.00%)	8.36%	03/09/2027	86,369	79,959,027
				259,447,303
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities-1.63%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	8.00%	01/27/2031	$70,271	$ 70,408,827
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 2.00%)	7.25%	12/20/2030	39,712	39,867,027
				110,275,854
Total Variable Rate Senior Loan Interests (Cost $6,083,100,065)				6,122,888,417
U.S. Dollar Denominated Bonds & Notes-4.11%
Aerospace & Defense-0.12%
TransDigm, Inc.(e)	6.75%	08/15/2028	5,000	5,146,990
TransDigm, Inc.(e)	6.88%	12/15/2030	3,000	3,135,741
				8,282,731
Building Products-0.07%
Cornerstone Building Brands, Inc.(e)	9.50%	08/15/2029	5,000	4,954,391
Capital Markets-0.31%
Aretec Group, Inc.(e)	10.00%	08/15/2030	2,000	2,161,536
Boost Newco Borrower LLC(e)	7.50%	01/15/2031	17,718	18,908,384
				21,069,920
Commercial Services & Supplies-0.37%
Allied Universal Holdco LLC(e)	7.88%	02/15/2031	17,597	17,880,990
Madison IAQ LLC(e)	4.13%	06/30/2028	2,000	1,904,690
Neptune Bidco US, Inc.(e)	9.29%	04/15/2029	5,000	4,996,600
				24,782,280
Construction Materials-0.06%
Camelot Return Merger Sub, Inc.(e)	8.75%	08/01/2028	4,000	3,972,661
Containers & Packaging-0.08%
Clydesdale Acquisition Holdings, Inc.(e)	6.88%	01/15/2030	5,000	5,024,682
Diversified Telecommunication Services-0.06%
Altice France S.A. (France)(e)	5.50%	10/15/2029	2,600	1,807,040
Radiate Holdco LLC/Radiate Finance, Inc.(e)	4.50%	09/15/2026	685	543,489
Zayo Group Holdings, Inc.(e)	4.00%	03/01/2027	2,000	1,747,918
				4,098,447
Electric Utilities-0.03%
Vistra Operations Co. LLC(e)	4.30%	07/15/2029	2,000	1,942,304
Financial Services-0.23%
Jane Street Group/JSG Finance, Inc.(e)	7.13%	04/30/2031	15,000	15,765,825
Ground Transportation-0.08%
Genesee & Wyoming, Inc.(e)	6.25%	04/15/2032	5,000	5,116,596
Health Care Equipment & Supplies-0.43%
Bausch & Lomb Corp.(e)	8.38%	10/01/2028	2,000	2,102,930
Medline Borrower L.P.(e)	3.88%	04/01/2029	19,000	17,962,091
Medline Borrower L.P./Medline Co-Issuer, Inc.(e)	6.25%	04/01/2029	9,000	9,288,675
				29,353,696
Health Care Providers & Services-0.02%
Star Parent, Inc.(e)	9.00%	10/01/2030	1,000	1,068,777
Hotels, Restaurants & Leisure-0.40%
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.88%	01/15/2028	15,000	14,339,217
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	3.50%	02/15/2029	1,000	933,585
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	6.13%	06/15/2029	7,000	7,154,175
1011778 BC ULC/New Red Finance, Inc. (Canada)(e)	4.00%	10/15/2030	2,000	1,833,603
Caesars Entertainment, Inc.(e)	7.00%	02/15/2030	2,000	2,072,656
Caesars Entertainment, Inc.(e)	6.50%	02/15/2032	859	883,272
				27,216,508
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2024
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Independent Power and Renewable Electricity Producers-0.12%
Vistra Operations Co. LLC(e)	5.13%	05/13/2025	$8,030	$ 8,003,060
Insurance-0.65%
Acrisure LLC/Acrisure Finance, Inc.(e)	4.25%	02/15/2029	3,282	3,077,275
Acrisure LLC/Acrisure Finance, Inc.(e)	7.50%	11/06/2030	11,433	11,744,172
AmWINS Group, Inc.(e)	6.38%	02/15/2029	1,080	1,108,023
HUB International Ltd.(e)	7.25%	06/15/2030	15,000	15,677,430
Panther Escrow Issuer LLC(e)	7.13%	06/01/2031	12,044	12,554,689
				44,161,589
Machinery-0.16%
TK Elevator U.S. Newco, Inc. (Germany)(e)	5.25%	07/15/2027	11,000	10,837,310
Media-0.33%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	996,943
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.48%	10/23/2045	475	454,321
CSC Holdings LLC(e)	6.50%	02/01/2029	2,000	1,511,562
Virgin Media Secured Finance PLC (United Kingdom)(e)	5.50%	05/15/2029	1,500	1,423,003
Virgin Media Secured Finance PLC (United Kingdom)(e)	4.50%	08/15/2030	11,000	9,723,692
VZ Secured Financing B.V. (Netherlands)(e)	5.00%	01/15/2032	6,190	5,612,669
Ziggo B.V. (Netherlands)(e)	4.88%	01/15/2030	3,000	2,800,777
				22,522,967
Passenger Airlines-0.18%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)	5.50%	04/20/2026	1,923	1,914,238
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(e)	5.75%	04/20/2029	5,128	5,031,438
United AirLines, Inc.(e)	4.38%	04/15/2026	895	874,297
United AirLines, Inc.(e)	4.63%	04/15/2029	4,478	4,265,657
				12,085,630
Professional Services-0.06%
CoreLogic, Inc.(e)	4.50%	05/01/2028	4,000	3,746,964
Software-0.27%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(e)	8.00%	06/15/2029	1,000	1,033,286
Cloud Software Group, Inc.(e)	9.00%	09/30/2029	7,750	7,806,668
Cloud Software Group, Inc.(e)	8.25%	06/30/2032	3,658	3,832,333
SS&C Technologies, Inc.(e)	6.50%	06/01/2032	5,500	5,681,353
				18,353,640
Specialty Retail-0.08%
Wand NewCo 3, Inc.(e)	7.63%	01/30/2032	5,331	5,589,580
Total U.S. Dollar Denominated Bonds & Notes (Cost $276,399,805)				277,949,558
			Shares
Money Market Funds-5.96%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.16%(f)(g) (Cost $403,365,070)			403,365,070	403,365,070
TOTAL INVESTMENTS IN SECURITIES-100.55% (Cost $6,762,864,940)				6,804,203,045
OTHER ASSETS LESS LIABILITIES-(0.55)%				(37,267,402)
NET ASSETS-100.00%				$6,766,935,643

Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Senior Loan ETF (BKLN)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after August 31, 2024, at which time the interest rate will be determined.
(d)	Restricted security. The value of this security at August 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $276,498,294, which represented 4.09% of the Fund’s Net Assets.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$384,904,842	$11,288,781,757	$(11,270,321,529)	$-	$-	$403,365,070	$46,230,996

(g)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Assets and Liabilities
August 31, 2024
Invesco Senior Loan ETF (BKLN)
Assets:
Unaffiliated investments in securities, at value	$6,400,837,975
Affiliated investments in securities, at value	403,365,070
Cash	17,526,672
Due from broker	3,069
Foreign currencies, at value	1,561
Receivable for:
Dividends and interest	39,454,188
Investments sold	591,647,583
Fund shares sold	4,211,357
Expenses absorbed	51,401
Total assets	7,457,098,876
Liabilities:
Due to broker	98,501
Payable for:
Investments purchased	686,109,944
Accrued unitary management fees	3,952,841
Accrued tax expenses	1,947
Total liabilities	690,163,233
Net Assets	$6,766,935,643
Net assets consist of:
Shares of beneficial interest	$7,947,707,941
Distributable earnings (loss)	(1,180,772,298)
Net Assets	$6,766,935,643
Shares outstanding (unlimited amount authorized, $0.01 par value)	321,300,000
Net asset value	$21.06
Market price	$21.08
Unaffiliated investments in securities, at cost	$6,359,499,870
Affiliated investments in securities, at cost	$403,365,070
Foreign currencies, at cost	$1,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Operations
For the year ended August 31, 2024
Invesco Senior Loan ETF (BKLN)
Investment income:
Interest income	$564,647,844
Affiliated dividend income	46,230,996
Total investment income	610,878,840
Expenses:
Unitary management fees	42,373,350
Tax expenses	650
Other expenses	(2,864)
Total expenses	42,371,136
Less: Waivers	(1,588,419)
Net expenses	40,782,717
Net investment income	570,096,123
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(67,871,822)
Foreign currencies	(16)
Net realized gain (loss)	(67,871,838)
Change in net unrealized appreciation of:
Unaffiliated investment securities	30,256,682
Foreign currencies	61
Change in net unrealized appreciation	30,256,743
Net realized and unrealized gain (loss)	(37,615,095)
Net increase in net assets resulting from operations	$532,481,028
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco Senior Loan ETF (BKLN)
	2024	2023
Operations:
Net investment income	$570,096,123	$314,658,408
Net realized gain (loss)	(67,871,838)	(122,316,603)
Change in net unrealized appreciation	30,256,743	110,895,680
Net increase in net assets resulting from operations	532,481,028	303,237,485
Distributions to Shareholders from:
Distributable earnings	(556,447,768)	(320,198,854)
Shareholder Transactions:
Proceeds from shares sold	6,416,672,532	2,967,223,577
Value of shares repurchased	(3,712,606,874)	(2,995,220,298)
Transaction fees	10,116,012	11,837,894
Net increase (decrease) in net assets resulting from share transactions	2,714,181,670	(16,158,827)
Net increase (decrease) in net assets	2,690,214,930	(33,120,196)
Net assets:
Beginning of year	4,076,720,713	4,109,840,909
End of year	$6,766,935,643	$4,076,720,713
Changes in Shares Outstanding:
Shares sold	304,200,000	142,300,000
Shares repurchased	(176,500,000)	(143,700,000)
Shares outstanding, beginning of year	193,600,000	195,000,000
Shares outstanding, end of year	321,300,000	193,600,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights
Invesco Senior Loan ETF (BKLN)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$21.06	$21.08	$22.13	$21.82	$22.57
Net investment income(a)	1.84	1.68	0.77	0.68	0.93
Net realized and unrealized gain (loss) on investments	(0.05)	(0.07)	(1.18)	0.31	(0.88)
Total from investment operations	1.79	1.61	(0.41)	0.99	0.05
Distributions to shareholders from:
Net investment income	(1.82)	(1.69)	(0.73)	(0.69)	(0.91)
Return of capital	-	-	-	(0.02)	-
Total distributions	(1.82)	(1.69)	(0.73)	(0.71)	(0.91)
Transaction fees(a)	0.03	0.06	0.09	0.03	0.11
Net asset value at end of year	$21.06	$21.06	$21.08	$22.13	$21.82
Market price at end of year(b)	$21.08	$21.09	$20.98	$22.15	$21.91
Net Asset Value Total Return(c)	8.99%	8.34%	(1.44)%	4.72%	0.80%
Market Price Total Return(c)	8.94%	9.04%	(1.99)%	4.38%	1.05%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$6,766,936	$4,076,721	$4,109,841	$6,289,247	$4,499,824
Ratio to average net assets of:
Expenses, after Waivers(d)	0.63%	0.63%	0.65%	0.64%	0.63%
Expenses, prior to Waivers(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	8.75%	8.02%	3.53%	3.08%	4.22%
Portfolio turnover rate(e)	199%	129%	106%	109%	107%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolio:
Full Name	Short Name
Invesco Senior Loan ETF (BKLN)	"Senior Loan ETF"
The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.
The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash, though the Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of a basket of securities ("Deposit Securities"). Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Fund.
The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of the Morningstar® LSTA® US Leveraged Loan 100 IndexTM (the “Underlying Index”).
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the

13

“Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

14

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.
To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

15

H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.
J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Other Risks
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most exchange-traded funds ("ETFs") generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind, because of the nature of the Fund’s

16

investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Changing Fixed-Income Market Conditions Risk. Increases in the federal funds and equivalent foreign interest rates or other changes to monetary policy or regulatory actions may expose fixed-income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed-income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Index Risk. Unlike many investment companies that are "actively managed", the Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from the Underlying Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, the Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s NAV.
Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, the Fund will incur higher costs in buying and

17

selling securities than if it issued and redeemed Creation Units in-kind. Additionally, the Fund’s use of a representative sampling methodology may cause the Fund not to be as well-correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as "junk bonds" or "high yield bonds") and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund may seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.
Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Default in the payment of interest or principal on a loan will result in a reduction in its value. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency laws and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.
Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Sampling Risk. The Fund’s use of a representative sampling methodology may result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.
Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

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Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.
There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/ask spreads, decreased liquidity and extended trade settlement periods, any of which may impair the Fund’s ability to sell loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods for certain loans may result in cash not being immediately available to the Fund upon sale of the loan. As a result, the Fund may have to sell other investments with shorter settlement periods or engage in borrowing transactions to raise cash to meet its obligations. Newly originated loans (including reissuances and restructured loans) may possess lower levels of credit document protections than has historically been the case. Accordingly, in the event of default, the Fund may experience lower levels of recoveries than has historically been the norm.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Fund, including the payments to the Sub-Adviser, set-up fees and commitment fees associated with the line of credit, the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by the Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees of $1,588,419.
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of the Fund with Morningstar, Inc. (the “Licensor”).
The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.
The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market

19

prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$6,122,888,417	$-	$6,122,888,417
U.S. Dollar Denominated Bonds & Notes	-	277,949,558	-	277,949,558
Money Market Funds	403,365,070	-	-	403,365,070
Total Investments	$403,365,070	$6,400,837,975	$-	$6,804,203,045
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
Ordinary income*	$556,447,768	$320,198,854

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
Undistributed ordinary income	$20,749,353
Net unrealized appreciation (depreciation) — investments	(14,844,083)
Net unrealized appreciation — foreign currencies and foreign taxes	61
Capital loss carryforward	(1,186,677,629)
Shares of beneficial interest	7,947,707,941
Total net assets	$6,766,935,643
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of August 31, 2024, as follows:
No expiration
Short-Term	Long-Term	Total*
$308,428,401	$878,249,228	$1,186,677,629

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were $14,760,404,248 and $12,213,864,122, respectively.

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As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Aggregate unrealized appreciation of investments	$75,422,114
Aggregate unrealized (depreciation) of investments	(90,266,197)
Net unrealized appreciation (depreciation) of investments	$(14,844,083)
Cost of investments for tax purposes is $6,819,047,128.
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions and rounding, undistributed net investment income (loss) was increased by $16, undistributed net realized gain (loss) was increased by $13 and Shares of beneficial interest were increased by $3. These reclassifications had no effect on the net assets of the Fund.
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of the Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Fund. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.
NOTE 9—Borrowing
The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company, which will expire on April 8, 2025. The Fund currently participates in this line of credit with another Invesco ETF on a several and not joint basis. The Fund may borrow up to the lesser of (1) $725,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses.
During the fiscal year ended August 31, 2024, there were no borrowings from the line of credit.
NOTE 10—Senior Loan Participation Commitments
The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.
During the fiscal year ended August 31, 2024, there were no interests in senior loans purchased by the Fund on a participation basis.
NOTE 11—Capital
Shares are issued and redeemed by the Fund only in Creation Units consisting of a specified number of Shares as set forth in the Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Fund. Such transactions are principally permitted in exchange for cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for Deposit Securities.
To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.
Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Senior Loan ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Senior Loan ETF (one of the funds constituting Invesco Exchange-Traded Fund Trust II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024, and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent, agent banks, and brokers; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
Qualified Business Income*	0%
Qualified Dividend Income*	0%
Corporate Dividends Received Deduction*	0%
U.S. Treasury Obligations*	0%
Business Interest Income*	98%
Qualified Interest Income*	91%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

24

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

25

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

26

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

27

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

28

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

29

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

30

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

31

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-SL-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
IBBQ	Invesco Nasdaq Biotechnology ETF
QOWZ	Invesco Nasdaq Free Cash Flow Achievers ETF
SOXQ	Invesco PHLX Semiconductor ETF
TAN	Invesco Solar ETF

2

Invesco Nasdaq Biotechnology ETF (IBBQ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Biotechnology-81.85%
4D Molecular Therapeutics, Inc.(b)	1,922	$ 28,849
89bio, Inc.(b)(c)	3,660	34,770
AC Immune S.A. (Switzerland)(b)	3,678	11,880
Acadia Pharmaceuticals, Inc.(b)	6,150	101,967
ACELYRIN, Inc.(b)(c)	3,682	17,600
ADMA Biologics, Inc.(b)	8,631	149,403
Agios Pharmaceuticals, Inc.(b)(c)	2,109	96,824
Akero Therapeutics, Inc.(b)(c)	2,571	69,931
Alector, Inc.(b)(c)	3,590	18,955
Alkermes PLC(b)(c)	6,299	179,207
Allogene Therapeutics, Inc.(b)(c)	7,778	20,456
Alnylam Pharmaceuticals, Inc.(b)	4,730	1,242,524
ALX Oncology Holdings, Inc.(b)(c)	1,936	4,492
Amarin Corp. PLC, ADR (Ireland)(b)	14,886	9,311
Amgen, Inc.	9,070	3,027,838
Amicus Therapeutics, Inc.(b)	11,026	128,012
AnaptysBio, Inc.(b)(c)	1,012	38,547
Anavex Life Sciences Corp.(b)(c)	3,151	18,969
Apellis Pharmaceuticals, Inc.(b)(c)	4,521	175,867
Apogee Therapeutics, Inc.(b)(c)	1,678	85,863
Arbutus Biopharma Corp.(b)	7,029	27,202
Arcellx, Inc.(b)(c)	1,995	137,136
Arcturus Therapeutics Holdings, Inc.(b)(c)	999	21,079
Arcutis Biotherapeutics, Inc.(b)(c)	4,306	46,849
Ardelyx, Inc.(b)(c)	8,707	53,809
argenx SE, ADR (Netherlands)(b)	1,200	620,784
Arrowhead Pharmaceuticals, Inc.(b)(c)	4,620	110,095
ARS Pharmaceuticals, Inc.(b)(c)	3,608	46,832
Ascendis Pharma A/S, ADR (Denmark)(b)	2,159	298,914
Aurinia Pharmaceuticals, Inc. (Canada)(b)	5,326	36,270
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	7,424	29,176
Avidity Biosciences, Inc.(b)(c)	3,564	156,816
Beam Therapeutics, Inc.(b)(c)	3,069	81,881
BeiGene Ltd., ADR (China)(b)(c)	1,602	307,232
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,342	28,853
BioCryst Pharmaceuticals, Inc.(b)	7,684	66,774
Biogen, Inc.(b)	5,447	1,115,328
BioMarin Pharmaceutical, Inc.(b)	7,106	648,138
Biomea Fusion, Inc.(b)(c)	1,343	9,844
BioNTech SE, ADR (Germany)(b)	3,674	324,120
bluebird bio, Inc.(b)(c)	7,086	3,979
Blueprint Medicines Corp.(b)(c)	2,333	222,895
BridgeBio Pharma, Inc.(b)(c)	6,963	193,920
Cabaletta Bio, Inc.(b)(c)	1,793	10,095
Caribou Biosciences, Inc.(b)(c)	3,359	7,255
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	2,633	474
Centessa Pharmaceuticals PLC, ADR(b)	2,160	29,160
Cogent Biosciences, Inc.(b)(c)	3,563	38,267
Coherus BioSciences, Inc.(b)(c)	4,269	5,934
Crinetics Pharmaceuticals, Inc.(b)(c)	2,939	155,943
CRISPR Therapeutics AG (Switzerland)(b)(c)	3,160	150,795
Cullinan Therapeutics, Inc.(b)(c)	2,149	42,120
CureVac N.V. (Germany)(b)(c)	8,349	26,216
Cytokinetics, Inc.(b)(c)	4,267	243,560
	Shares	Value
Biotechnology-(continued)
Day One Biopharmaceuticals, Inc.(b)(c)	3,256	$ 45,063
Denali Therapeutics, Inc.(b)(c)	5,311	129,801
Disc Medicine, Inc.(b)(c)	922	46,856
Dynavax Technologies Corp.(b)(c)	4,873	54,675
Dyne Therapeutics, Inc.(b)(c)	3,642	167,860
Editas Medicine, Inc.(b)(c)	3,067	11,471
Erasca, Inc.(b)(c)	9,678	27,969
Exelixis, Inc.(b)	10,845	282,295
Exscientia PLC, ADR (United Kingdom)(b)(c)	1,828	10,164
Galapagos N.V., ADR (Belgium)(b)	759	22,102
Genmab A/S, ADR (Denmark)(b)	1,562	43,424
Geron Corp.(b)(c)	22,087	104,913
Gilead Sciences, Inc.	43,158	3,409,482
GRAIL, Inc.(b)(c)	985	13,898
Grifols S.A., ADR (Spain)(b)(c)	4,543	42,432
Halozyme Therapeutics, Inc.(b)(c)	4,771	304,628
Humacyte, Inc.(b)(c)	4,431	26,808
Ideaya Biosciences, Inc.(b)(c)	2,818	111,311
ImmunityBio, Inc.(b)(c)	25,749	101,709
Immunocore Holdings PLC, ADR (United Kingdom)(b)(c)	1,390	49,873
Immunovant, Inc.(b)(c)	5,442	168,158
Incyte Corp.(b)	8,421	552,923
Insmed, Inc.(b)(c)	6,041	461,955
Intellia Therapeutics, Inc.(b)(c)	3,593	80,627
Ionis Pharmaceuticals, Inc.(b)	5,438	259,284
Iovance Biotherapeutics, Inc.(b)(c)	10,415	121,439
Ironwood Pharmaceuticals, Inc.(b)(c)	5,921	29,960
iTeos Therapeutics, Inc.(b)	1,389	23,405
Janux Therapeutics, Inc.(b)	1,928	90,577
KalVista Pharmaceuticals, Inc.(b)(c)	1,571	21,036
Keros Therapeutics, Inc.(b)(c)	1,348	61,132
Kiniksa Pharmaceuticals International PLC(b)(c)	1,505	40,244
Krystal Biotech, Inc.(b)(c)	1,066	207,998
Kura Oncology, Inc.(b)(c)	2,836	59,726
Kymera Therapeutics, Inc.(b)(c)	2,289	110,696
Legend Biotech Corp., ADR(b)(c)	3,038	174,837
Lexicon Pharmaceuticals, Inc.(b)	13,462	23,289
Lyell Immunopharma, Inc.(b)(c)	9,487	13,756
MacroGenics, Inc.(b)(c)	2,333	8,189
Madrigal Pharmaceuticals, Inc.(b)(c)	793	195,974
MannKind Corp.(b)(c)	10,143	63,495
MeiraGTx Holdings PLC(b)	2,392	9,735
Merus N.V. (Netherlands)(b)	2,469	125,894
Mineralys Therapeutics, Inc.(b)	1,851	22,971
Mirum Pharmaceuticals, Inc.(b)(c)	1,753	75,572
Moderna, Inc.(b)(c)	14,127	1,093,430
Myriad Genetics, Inc.(b)(c)	3,365	95,330
Neurocrine Biosciences, Inc.(b)	3,768	478,762
Novavax, Inc.(b)(c)	5,225	64,685
Nurix Therapeutics, Inc.(b)(c)	2,208	55,642
Nuvalent, Inc., Class A(b)(c)	2,201	187,371
Olema Pharmaceuticals, Inc.(b)(c)	2,080	24,544
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	125	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	125	0
ORIC Pharmaceuticals, Inc.(b)	2,510	26,029

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2024
	Shares	Value
Biotechnology-(continued)
Ovid therapeutics, Inc.(b)	2,643	$ 2,987
Precigen, Inc.(b)(c)	9,400	10,340
Prime Medicine, Inc.(b)(c)	4,464	19,106
Protagonist Therapeutics, Inc.(b)	2,185	93,715
Prothena Corp. PLC (Ireland)(b)(c)	2,005	44,651
PTC Therapeutics, Inc.(b)(c)	2,854	100,803
RAPT Therapeutics, Inc.(b)	1,297	2,665
Recursion Pharmaceuticals, Inc., Class A(b)(c)	8,578	62,448
Regeneron Pharmaceuticals, Inc.(b)	2,830	3,352,673
REGENXBIO, Inc.(b)(c)	1,837	22,448
Relay Therapeutics, Inc.(b)	4,937	33,522
Reneo Pharmaceuticals, Inc.(b)	1,245	1,843
Replimune Group, Inc.(b)	2,291	23,299
REVOLUTION Medicines, Inc.(b)(c)	6,142	261,833
Rhythm Pharmaceuticals, Inc.(b)(c)	2,266	107,159
Rocket Pharmaceuticals, Inc.(b)(c)	3,385	63,807
Roivant Sciences Ltd.(b)(c)	27,705	338,832
Sage Therapeutics, Inc.(b)(c)	2,238	18,866
Sana Biotechnology, Inc.(b)(c)	8,252	49,925
Sarepta Therapeutics, Inc.(b)(c)	3,542	480,933
Savara, Inc.(b)	5,147	21,978
Scholar Rock Holding Corp.(b)(c)	2,970	27,621
SpringWorks Therapeutics, Inc.(b)(c)	2,763	115,245
Summit Therapeutics, Inc.(b)(c)	26,333	341,802
Syndax Pharmaceuticals, Inc.(b)	3,163	65,000
Tango Therapeutics, Inc.(b)(c)	3,975	47,024
Taysha Gene Therapies, Inc.(b)	6,960	15,590
Tourmaline Bio, Inc.	954	16,075
Travere Therapeutics, Inc.(b)(c)	2,834	26,838
Twist Bioscience Corp.(b)(c)	2,170	93,831
Ultragenyx Pharmaceutical, Inc.(b)	3,098	175,904
uniQure N.V. (Netherlands)(b)	1,812	10,600
United Therapeutics Corp.(b)	1,663	604,584
UroGen Pharma Ltd.(b)	1,350	18,778
Vanda Pharmaceuticals, Inc.(b)(c)	2,169	11,474
Vaxcyte, Inc.(b)(c)	4,053	327,320
Vera Therapeutics, Inc.(b)	2,037	77,039
Veracyte, Inc.(b)(c)	2,845	89,760
Vericel Corp.(b)(c)	1,814	93,693
Vertex Pharmaceuticals, Inc.(b)	6,093	3,021,458
Verve Therapeutics, Inc.(b)(c)	3,127	20,951
Vir Biotechnology, Inc.(b)	5,063	41,820
Voyager Therapeutics, Inc.(b)(c)	2,026	13,291
Xencor, Inc.(b)	2,300	40,227
Xenon Pharmaceuticals, Inc. (Canada)(b)	2,811	113,396
Y-mAbs Therapeutics, Inc.(b)(c)	1,630	23,325
Zai Lab Ltd., ADR (China)(b)(c)	1,914	38,165
Zentalis Pharmaceuticals, Inc.(b)(c)	2,646	9,182
Zymeworks, Inc.(b)	2,635	30,909
		31,419,144
Health Care Equipment & Supplies-0.20%
Novocure Ltd.(b)(c)	4,011	77,974
Health Care Providers & Services-0.48%
23andMe Holding Co., Class A(b)	12,049	3,794
Castle Biosciences, Inc.(b)	1,032	30,619
Guardant Health, Inc.(b)(c)	4,556	116,543
PetIQ, Inc.(b)(c)	1,099	33,575
		184,531
	Shares	Value
Life Sciences Tools & Services-3.73%
AbCellera Biologics, Inc. (Canada)(b)	10,951	$ 28,035
Adaptive Biotechnologies Corp.(b)(c)	5,487	25,789
Fortrea Holdings, Inc.(b)(c)	3,327	76,721
Illumina, Inc.(b)	5,960	783,144
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	4,951	44,806
MaxCyte, Inc.(b)(c)	3,895	16,826
Medpace Holdings, Inc.(b)(c)	1,159	411,758
Nautilus Biotechnology, Inc.(b)	4,667	12,134
OmniAb, Inc.(b)(c)	4,380	18,352
Pacific Biosciences of California, Inc.(b)(c)	10,145	13,899
		1,431,464
Pharmaceuticals-13.65%
Aclaris Therapeutics, Inc.(b)	2,654	3,132
Amphastar Pharmaceuticals, Inc.(b)(c)	1,825	88,951
Amylyx Pharmaceuticals, Inc.(b)(c)	2,531	5,619
ANI Pharmaceuticals, Inc.(b)(c)	781	49,789
Arvinas, Inc.(b)	2,546	66,603
AstraZeneca PLC, ADR (United Kingdom)	17,783	1,558,146
ATAI Life Sciences N.V. (Germany)(b)(c)	6,236	8,107
Atea Pharmaceuticals, Inc.(b)(c)	3,136	12,074
Avadel Pharmaceuticals PLC(b)(c)	3,581	54,324
Axsome Therapeutics, Inc.(b)(c)	1,766	156,927
Collegium Pharmaceutical, Inc.(b)(c)	1,220	46,921
Edgewise Therapeutics, Inc.(b)(c)	3,476	65,175
Enliven Therapeutics, Inc.(b)	1,750	38,290
Evolus, Inc.(b)	2,333	37,071
EyePoint Pharmaceuticals, Inc.(b)(c)	1,972	17,649
Fulcrum Therapeutics, Inc.(b)(c)	2,317	19,810
Harmony Biosciences Holdings, Inc.(b)(c)	2,110	75,918
Harrow, Inc.(b)	1,313	53,124
Hutchmed (China) Ltd., ADR (China)(b)(c)	1,151	20,085
Innoviva, Inc.(b)(c)	2,327	45,097
Intra-Cellular Therapies, Inc.(b)	3,960	290,189
Jazz Pharmaceuticals PLC(b)	2,348	272,321
Ligand Pharmaceuticals, Inc.(b)(c)	666	70,463
Marinus Pharmaceuticals, Inc.(b)(c)	2,045	2,863
Ocular Therapeutix, Inc.(b)(c)	5,770	50,891
Pacira BioSciences, Inc.(b)(c)	1,733	26,965
Phathom Pharmaceuticals, Inc.(b)(c)	2,181	36,030
Phibro Animal Health Corp., Class A	759	15,939
Pliant Therapeutics, Inc.(b)(c)	2,243	29,809
Revance Therapeutics, Inc.(b)	3,891	25,564
Royalty Pharma PLC, Class A	16,905	490,752
Sanofi S.A., ADR	10,545	593,262
SIGA Technologies, Inc.(c)	2,649	23,920
Structure Therapeutics, Inc., ADR(b)(c)	1,827	69,664
Supernus Pharmaceuticals, Inc.(b)(c)	2,046	71,937
Tarsus Pharmaceuticals, Inc.(b)(c)	1,407	38,144
Terns Pharmaceuticals, Inc.(b)	2,405	18,326
Theravance Biopharma, Inc.(b)	1,815	14,974
Third Harmonic Bio, Inc.(b)	1,528	17,648
Ventyx Biosciences, Inc.(b)	2,586	5,767
Verona Pharma PLC, ADR (United Kingdom)(b)(c)	2,600	71,448
Viatris, Inc.	44,593	538,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Nasdaq Biotechnology ETF (IBBQ)—(continued)
August 31, 2024
	Shares	Value
Pharmaceuticals-(continued)
WaVe Life Sciences Ltd.(b)	4,559	$ 26,169
Xeris Biopharma Holdings, Inc.(b)	5,518	15,506
		5,240,046
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $38,443,647)		38,353,159
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.68%
Invesco Private Government Fund, 5.28%(e)(f)(g)	2,870,230	2,870,230
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(e)(f)(g)	7,368,239	$ 7,371,186
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,240,932)		10,241,416
TOTAL INVESTMENTS IN SECURITIES-126.59% (Cost $48,684,579)		48,594,575
OTHER ASSETS LESS LIABILITIES-(26.59)%		(10,208,367)
NET ASSETS-100.00%		$38,386,208

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,041,144	$(1,041,144)	$-	$-	$-	$622
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	856,499	18,320,780	(16,307,049)	-	-	2,870,230	93,985*
Invesco Private Prime Fund	2,202,426	36,268,864	(31,100,997)	484	409	7,371,186	250,869*
Total	$3,058,925	$55,630,788	$(48,449,190)	$484	$409	$10,241,416	$345,476

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Automobiles-0.71%
Thor Industries, Inc.(b)	502	$ 53,845
Building Products-0.97%
Owens Corning	434	73,229
Commercial Services & Supplies-5.65%
Cintas Corp.	216	173,906
Republic Services, Inc.	740	154,075
Rollins, Inc.	1,990	99,858
		427,839
Consumer Finance-1.85%
Capital One Financial Corp.	951	139,730
Distributors-0.95%
Pool Corp.	205	72,082
Electrical Equipment-0.77%
Acuity Brands, Inc.	228	58,072
Electronic Equipment, Instruments & Components-4.07%
Amphenol Corp., Class A	2,355	158,845
Littelfuse, Inc.	209	56,890
Teledyne Technologies, Inc.(c)	214	92,619
		308,354
Entertainment-1.10%
Warner Bros. Discovery, Inc.(c)	10,617	83,237
Financial Services-4.46%
Mastercard, Inc., Class A	698	337,371
Food Products-1.23%
McCormick & Co., Inc.	1,160	92,835
Health Care Providers & Services-5.13%
UnitedHealth Group, Inc.	658	388,352
Health Care Technology-0.24%
Simulations Plus, Inc.	503	18,234
Hotels, Restaurants & Leisure-1.93%
Marriott International, Inc., Class A	624	146,447
Household Durables-2.05%
Cavco Industries, Inc.(c)	109	45,052
NVR, Inc.(c)	12	110,069
		155,121
Interactive Media & Services-6.76%
Meta Platforms, Inc., Class A	981	511,405
IT Services-1.14%
VeriSign, Inc.(c)	470	86,433
Life Sciences Tools & Services-5.98%
Mettler-Toledo International, Inc.(c)	73	105,053
Thermo Fisher Scientific, Inc.	419	257,714
West Pharmaceutical Services, Inc.	286	89,698
		452,465
Machinery-0.66%
Watts Water Technologies, Inc., Class A	253	49,765
Media-0.27%
TechTarget, Inc.(c)	766	20,414
Metals & Mining-0.21%
Radius Recycling, Inc., Class A(b)	1,053	15,942
	Shares	Value
Oil, Gas & Consumable Fuels-1.76%
Kinder Morgan, Inc.	6,190	$ 133,518
Professional Services-4.44%
Automatic Data Processing, Inc.	701	193,413
DLH Holdings Corp.(c)	1,001	10,891
Paychex, Inc.	1,005	131,856
		336,160
Semiconductors & Semiconductor Equipment-20.38%
Broadcom, Inc.	2,784	453,291
KLA Corp.	228	186,830
Microchip Technology, Inc.	1,343	110,341
NVIDIA Corp.	6,284	750,121
Rambus, Inc.(c)	946	42,305
		1,542,888
Software-24.99%
Adobe, Inc.(c)	516	296,396
Cadence Design Systems, Inc.(c)	540	145,222
Fair Isaac Corp.(c)	83	143,612
Fortinet, Inc.(c)	2,074	159,097
Intuit, Inc.	363	228,784
Manhattan Associates, Inc.(c)	336	88,849
Progress Software Corp.	676	39,309
PTC, Inc.(c)	505	90,440
Qualys, Inc.(c)	350	43,810
Roper Technologies, Inc.	254	140,820
Salesforce, Inc.	1,035	261,752
ServiceNow, Inc.(c)	297	253,935
		1,892,026
Trading Companies & Distributors-2.21%
Beacon Roofing Supply, Inc.(c)	548	49,649
Fastenal Co.	1,727	117,919
		167,568
Total Common Stocks & Other Equity Interests (Cost $6,874,086)		7,563,332

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $6,725)	6,725	6,725
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $6,880,811)		7,570,057
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.93%
Invesco Private Government Fund, 5.28%(d)(e)(f)	19,183	19,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	50,868	$ 50,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,068)		70,071
TOTAL INVESTMENTS IN SECURITIES-100.93% (Cost $6,950,879)		7,640,128
OTHER ASSETS LESS LIABILITIES-(0.93)%		(70,078)
NET ASSETS-100.00%		$7,570,050

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$88,927	$(82,203)	$-	$1	$6,725	$146
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	355,975	(336,792)	-	-	19,183	267*
Invesco Private Prime Fund	-	61,876,974	(61,826,089)	3	-	50,888	9,495*
Total	$-	$62,321,876	$(62,245,084)	$3	$1	$76,796	$9,908

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PHLX Semiconductor ETF (SOXQ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Electronic Equipment, Instruments & Components-1.04%
Coherent Corp.(b)(c)	68,309	$ 5,324,687
Semiconductors & Semiconductor Equipment-98.87%
Advanced Micro Devices, Inc.(b)	244,019	36,251,463
Allegro MicroSystems, Inc. (Japan)(b)(c)	86,758	2,128,174
Amkor Technology, Inc.	110,207	3,625,810
Analog Devices, Inc.	86,839	20,393,271
Applied Materials, Inc.	94,741	18,688,610
ASML Holding N.V., New York Shares (Netherlands)	21,235	19,193,679
Axcelis Technologies, Inc.(b)(c)	14,552	1,590,970
Broadcom, Inc.	383,271	62,404,184
Entegris, Inc.	67,491	7,820,182
GLOBALFOUNDRIES, Inc.(b)(c)	247,004	11,530,147
Intel Corp.	660,086	14,548,295
KLA Corp.	26,835	21,989,404
Lam Research Corp.	21,858	17,945,637
Lattice Semiconductor Corp.(b)(c)	61,595	2,917,139
Marvell Technology, Inc.	296,026	22,569,022
Microchip Technology, Inc.	209,421	17,206,029
Micron Technology, Inc.	162,956	15,682,885
Monolithic Power Systems, Inc.	21,769	20,347,049
NVIDIA Corp.	557,463	66,544,358
NXP Semiconductors N.V. (China)	74,846	19,187,521
ON Semiconductor Corp.(b)	192,019	14,952,520
Qorvo, Inc.(b)	42,811	4,961,367
QUALCOMM, Inc.	99,851	17,503,880
Rambus, Inc.(b)	48,285	2,159,305
Skyworks Solutions, Inc.	71,826	7,871,411
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	134,761	23,138,464
Teradyne, Inc.	69,887	9,555,650
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.	104,428	$ 22,383,098
Wolfspeed, Inc.(b)(c)	56,390	549,802
		505,639,326
Total Common Stocks & Other Equity Interests (Cost $458,225,910)		510,964,013

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $205,395)	205,395	205,395
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $458,431,305)		511,169,408
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.52%
Invesco Private Government Fund, 5.28%(d)(e)(f)	7,025,751	7,025,751
Invesco Private Prime Fund, 5.46%(d)(e)(f)	10,952,918	10,957,299
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,982,864)		17,983,050
TOTAL INVESTMENTS IN SECURITIES-103.47% (Cost $476,414,169)		529,152,458
OTHER ASSETS LESS LIABILITIES-(3.47)%		(17,760,021)
NET ASSETS-100.00%		$511,392,437

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,276,779	$(3,071,384)	$-	$-	$205,395	$5,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PHLX Semiconductor ETF (SOXQ)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,040,517	$98,085,234	$(92,100,000)	$-	$-	$7,025,751	$170,869*
Invesco Private Prime Fund	2,675,615	206,060,087	(197,771,940)	350	(6,813)	10,957,299	450,492*
Total	$3,716,132	$307,422,100	$(292,943,324)	$350	$(6,813)	$18,188,445	$627,269

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Solar ETF (TAN)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.74%
Chemicals-2.36%
Hanwha Solutions Corp. (South Korea)	1,237,112	$ 23,893,019
Construction & Engineering-1.28%
West Holdings Corp. (Japan)(b)	697,300	12,982,935
Electrical Equipment-19.18%
Array Technologies, Inc.(b)(c)	3,100,628	20,805,214
Nextracker, Inc., Class A(b)(c)	1,611,895	65,555,770
Shoals Technologies Group, Inc., Class A(b)(c)	4,129,215	22,256,469
Sunrun, Inc.(b)(c)	4,176,551	85,702,826
		194,320,279
Financial Services-3.74%
HA Sustainable Infrastructure Capital, Inc.(b)	1,169,128	37,856,365
Independent Power and Renewable Electricity Producers-28.76%
Altus Power, Inc.(b)(c)	1,804,322	5,629,485
Atlantica Sustainable Infrastructure PLC (Spain)	830,050	18,103,390
Clearway Energy, Inc., Class C	953,414	27,610,869
Doral Group Renewable Energy Resources Ltd. (Israel)(b)(c)	3,013,139	10,324,829
Encavis AG (Germany)(b)(c)	2,342,380	44,077,290
Energix-Renewable Energies Ltd. (Israel)	3,811,074	13,636,868
Enlight Renewable Energy Ltd. (Israel)(b)(c)	1,412,110	23,337,290
Grenergy Renovables S.A. (Spain)(b)(c)	410,247	15,076,208
Neoen S.A. (France)(d)	829,179	35,537,941
OY Nofar Energy Ltd. (Israel)(b)(c)	494,549	12,087,309
ReNew Energy Global PLC, Class A (India)(b)(c)	1,275,985	7,171,036
RENOVA, Inc. (Japan)(b)(c)	816,899	5,812,351
Scatec ASA (South Africa)(c)(d)	1,634,945	12,502,648
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(c)	1,809,593	22,534,195
Sunnova Energy International, Inc.(b)(c)	2,883,816	32,039,196
Xinyi Energy Holdings Ltd. (China)(b)	61,550,937	5,996,963
		291,477,868
Semiconductors & Semiconductor Equipment-44.42%
Canadian Solar, Inc. (Canada)(b)(c)	1,359,810	17,174,400
Daqo New Energy Corp., ADR (China)(b)(c)	1,448,516	21,336,641
Enphase Energy, Inc.(b)(c)	905,823	109,640,816
First Solar, Inc.(b)(c)	412,527	93,796,264
Flat Glass Group Co. Ltd., H Shares (China)(b)	10,929,713	14,852,438
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GCL Technology Holdings Ltd. (China)(b)(c)	367,034,725	$ 54,581,853
JinkoSolar Holding Co. Ltd., ADR (China)(b)	1,093,247	20,924,748
Meyer Burger Technology AG (Switzerland)(b)(c)	1,197,930	2,612,023
Motech Industries, Inc. (Taiwan)	11,884,000	9,955,961
SMA Solar Technology AG (Germany)(b)	467,829	10,864,287
SolarEdge Technologies, Inc.(b)(c)	1,239,431	30,155,356
TSEC Corp. (Taiwan)	14,881,000	11,373,568
United Renewable Energy Co. Ltd. (Taiwan)(c)	40,028,458	15,015,364
Xinyi Solar Holdings Ltd. (China)	96,757,152	37,832,587
		450,116,306
Total Common Stocks & Other Equity Interests (Cost $1,724,672,711)		1,010,646,772

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $120,097)	120,097	120,097
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $1,724,792,808)		1,010,766,869
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.35%
Invesco Private Government Fund, 5.28%(e)(f)(g)	84,758,203	84,758,203
Invesco Private Prime Fund, 5.46%(e)(f)(g)	222,629,432	222,718,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $307,457,604)		307,476,687
TOTAL INVESTMENTS IN SECURITIES-130.10% (Cost $2,032,250,412)		1,318,243,556
OTHER ASSETS LESS LIABILITIES-(30.10)%		(304,973,053)
NET ASSETS-100.00%		$1,013,270,503

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Solar ETF (TAN)—(continued)
August 31, 2024
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at August 31, 2024.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2024 was $48,040,589, which represented 4.74% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$71,271,550	$(71,151,453)	$-	$-	$120,097	$10,691
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	130,829,433	518,796,747	(564,867,977)	-	-	84,758,203	5,216,592*
Invesco Private Prime Fund	335,608,224	1,172,958,226	(1,285,969,440)	11,014	110,460	222,718,484	14,046,500*
Total	$466,437,657	$1,763,026,523	$(1,921,988,870)	$11,014	$110,460	$307,596,784	$19,273,783

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

This Fund has holdings greater than 10% of net assets in the following country:
China	15.35%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Statements of Assets and Liabilities
August 31, 2024
	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Assets:
Unaffiliated investments in securities, at value(a)	$38,353,159	$7,563,332	$510,964,013	$1,010,646,772
Affiliated investments in securities, at value	10,241,416	76,796	18,188,445	307,596,784
Foreign currencies, at value	-	-	-	973,538
Deposits with brokers:
Cash segregated as collateral	-	-	-	3,446,582
Receivable for:
Dividends	37,567	2,365	299,877	2,319,381
Securities lending	2,270	2	2,603	248,501
Investments sold	432	-	813,349	3,301,589
Fund shares sold	-	-	-	38,720
Expenses absorbed	-	-	-	818
Foreign tax reclaims	537	-	-	203,438
Other assets	-	-	-	1,327
Total assets	48,635,381	7,642,495	530,268,287	1,328,777,450
Liabilities:
Due to custodian	1,858	-	2,518	-
Payable for:
Collateral upon return of securities loaned	10,240,932	70,068	17,982,864	307,457,604
Collateral upon receipt of securities in-kind	-	-	-	3,446,582
Fund shares repurchased	432	-	813,028	3,310,270
Accrued unitary management fees	5,951	2,377	77,440	-
Accrued advisory fees	-	-	-	421,472
Accrued trustees’ and officer’s fees	-	-	-	27,169
Accrued expenses	-	-	-	835,961
Accrued tax expenses	-	-	-	7,889
Total liabilities	10,249,173	72,445	18,875,850	315,506,947
Net Assets	$38,386,208	$7,570,050	$511,392,437	$1,013,270,503
Net assets consist of:
Shares of beneficial interest	$40,903,084	$6,851,779	$471,782,656	$2,945,210,409
Distributable earnings (loss)	(2,516,876)	718,271	39,609,781	(1,931,939,906)
Net Assets	$38,386,208	$7,570,050	$511,392,437	$1,013,270,503
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,570,001	240,001	12,580,001	24,488,000
Net asset value	$24.45	$31.54	$40.65	$41.38
Market price	$24.45	$31.54	$40.66	$41.35
Unaffiliated investments in securities, at cost	$38,443,647	$6,874,086	$458,225,910	$1,724,672,711
Affiliated investments in securities, at cost	$10,240,932	$76,793	$18,188,259	$307,577,701
Foreign currencies, at cost	$-	$-	$-	$939,684
(a)Includes securities on loan with an aggregate value of:	$10,048,842	$68,977	$17,720,998	$292,688,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Statements of Operations
For the year ended August 31, 2024
	Invesco Nasdaq Biotechnology ETF (IBBQ)	Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)(a)	Invesco PHLX Semiconductor ETF (SOXQ)	Invesco Solar ETF (TAN)
Investment income:
Unaffiliated dividend income	$217,032	$22,495	$2,772,379	$11,823,909
Affiliated dividend income	622	146	5,908	10,691
Securities lending income, net	38,939	9,372	42,077	2,257,503
Foreign withholding tax	(2,288)	(133)	(79,808)	(405,648)
Total investment income	254,305	31,880	2,740,556	13,686,455
Expenses:
Unitary management fees	49,164	11,024	564,463	-
Advisory fees	-	-	-	6,263,126
Sub-licensing fees	-	-	-	2,599,111
Accounting & administration fees	-	-	-	99,636
Custodian & transfer agent fees	-	-	-	391,210
Trustees’ and officer’s fees	-	-	-	28,777
Tax expenses	-	45	-	-
Other expenses	-	-	-	236,801
Total expenses	49,164	11,069	564,463	9,618,661
Less: Waivers	(12)	(2)	(108)	(1,003)
Net expenses	49,152	11,067	564,355	9,617,658
Net investment income	205,153	20,813	2,176,201	4,068,797
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(794,580)	16,336	(6,546,706)	(557,451,854)
Affiliated investment securities	409	1	(6,813)	110,460
In-kind redemptions	977,163	303,844	42,447,060	(17,065,194)
Foreign currencies	-	-	-	(178,743)
Net realized gain (loss)	182,992	320,181	35,893,541	(574,585,331)
Change in net unrealized appreciation of:
Unaffiliated investment securities	4,754,651	689,246	40,146,649	58,200,097
Affiliated investment securities	484	3	350	11,014
Foreign currencies	-	-	-	34,817
Change in net unrealized appreciation	4,755,135	689,249	40,146,999	58,245,928
Net realized and unrealized gain (loss)	4,938,127	1,009,430	76,040,540	(516,339,403)
Net increase (decrease) in net assets resulting from operations	$5,143,280	$1,030,243	$78,216,741	$(512,270,606)

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco Nasdaq Biotechnology ETF (IBBQ)		Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
	2024	2023	2024(a)
Operations:
Net investment income (loss)	$205,153	$134,746	$20,813
Net realized gain (loss)	182,992	(895,909)	320,181
Change in net unrealized appreciation (depreciation)	4,755,135	2,157,822	689,249
Net increase (decrease) in net assets resulting from operations	5,143,280	1,396,659	1,030,243
Distributions to Shareholders from:
Distributable earnings	(213,126)	(148,259)	(8,203)
Shareholder Transactions:
Proceeds from shares sold	18,951,420	7,006,691	7,724,000
Value of shares repurchased	(2,826,308)	(11,277,859)	(1,175,990)
Net increase (decrease) in net assets resulting from share transactions	16,125,112	(4,271,168)	6,548,010
Net increase (decrease) in net assets	21,055,266	(3,022,768)	7,570,050
Net assets:
Beginning of year	17,330,942	20,353,710	-
End of year	$38,386,208	$17,330,942	$7,570,050
Changes in Shares Outstanding:
Shares sold	850,000	350,000	280,001
Shares repurchased	(120,000)	(560,000)	(40,000)
Shares outstanding, beginning of year	840,001	1,050,001	-
Shares outstanding, end of year	1,570,001	840,001	240,001

(a)	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PHLX Semiconductor ETF (SOXQ)		Invesco Solar ETF (TAN)
2024	2023	2024	2023

$2,176,201	$1,162,560	$4,068,797	$(2,932,413)
35,893,541	9,425,748	(574,585,331)	(168,529,448)
40,146,999	27,785,933	58,245,928	(690,043,850)
78,216,741	38,374,241	(512,270,606)	(861,505,711)

(2,025,155)	(1,111,712)	(1,500,861)	-

371,452,587	103,779,581	561,423,965	429,927,609
(85,576,081)	(52,103,417)	(668,269,180)	(910,017,213)
285,876,506	51,676,164	(106,845,215)	(480,089,604)
362,068,092	88,938,693	(620,616,682)	(1,341,595,315)

149,324,345	60,385,652	1,633,887,185	2,975,482,500
$511,392,437	$149,324,345	$1,013,270,503	$1,633,887,185

9,540,000	4,340,000	11,840,000	5,440,000
(2,120,000)	(2,040,000)	(15,440,000)	(12,640,000)
5,160,001	2,860,001	28,088,000	35,288,000
12,580,001	5,160,001	24,488,000	28,088,000

15

Financial Highlights
Invesco Nasdaq Biotechnology ETF (IBBQ)
	Years Ended August 31,			For the Period June 9, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$20.63	$19.38	$26.91	$25.34
Net investment income(b)	0.17	0.14	0.17	0.04
Net realized and unrealized gain (loss) on investments	3.84	1.27	(7.47)	1.53
Total from investment operations	4.01	1.41	(7.30)	1.57
Distributions to shareholders from:
Net investment income	(0.19)	(0.16)	(0.23)	-
Net asset value at end of period	$24.45	$20.63	$19.38	$26.91
Market price at end of period(c)	$24.45	$20.64	$19.40	$26.87
Net Asset Value Total Return(d)	19.56%	7.30%	(27.24)%	6.19%(e)
Market Price Total Return(d)	19.50%	7.24%	(27.06)%	6.04%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,386	$17,331	$20,354	$51,669
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.11%	-%(f)
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.79%	0.69%	0.76%	0.65%(f)
Portfolio turnover rate(g)	19%	13%	22%	8%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 5.16%. The market price total return from Fund Inception to August 31, 2021 was 5.00%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Financial Highlights—(continued)
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)
For the Period December 4, 2023(a) Through August 31, 2024
Per Share Operating Performance:
Net asset value at beginning of period	$25.00
Net investment income(b)	0.16
Net realized and unrealized gain on investments	6.44
Total from investment operations	6.60
Distributions to shareholders from:
Net investment income	(0.06)
Net asset value at end of period	$31.54
Market price at end of period(c)	$31.54
Net Asset Value Total Return(d)	26.43%(e)
Market Price Total Return(d)	26.43%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,570
Ratio to average net assets of:
Expenses	0.39%(f)
Net investment income	0.74%(f)
Portfolio turnover rate(g)	31%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 6, 2023, the first day of trading on the exchange) to August 31, 2024 was 33.20%. The market price total return from Fund Inception to August 31, 2024 was 33.09%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Financial Highlights—(continued)
Invesco PHLX Semiconductor ETF (SOXQ)
	Years Ended August 31,			For the Period June 9, 2021(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$28.94	$21.11	$26.99	$24.88
Net investment income(b)	0.27	0.28	0.31	0.06
Net realized and unrealized gain (loss) on investments	11.71	7.83	(5.83)	2.05
Total from investment operations	11.98	8.11	(5.52)	2.11
Distributions to shareholders from:
Net investment income	(0.27)	(0.28)	(0.36)	-
Net asset value at end of period	$40.65	$28.94	$21.11	$26.99
Market price at end of period(c)	$40.66	$28.95	$21.15	$27.06
Net Asset Value Total Return(d)	41.58%	38.78%	(20.70)%	8.48%(e)
Market Price Total Return(d)	41.57%	38.56%	(20.76)%	8.76%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$511,392	$149,324	$60,386	$63,163
Ratio to average net assets of:
Expenses, after Waivers	0.19%	0.19%	0.13%	-%(f)
Expenses, prior to Waivers	0.19%	0.19%	0.19%	0.19%(f)
Net investment income	0.73%	1.18%	1.22%	1.09%(f)
Portfolio turnover rate(g)	22%	24%	19%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 11, 2021, the first day of trading on the exchange) to August 31, 2021 was 6.72%. The market price total return from Fund Inception to August 31, 2021 was 7.08%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Financial Highlights—(continued)
Invesco Solar ETF (TAN)
	Years Ended August 31,
	2024	2023	2022	2021	2020
Per Share Operating Performance:
Net asset value at beginning of year	$58.17	$84.32	$86.14	$56.75	$30.63
Net investment income (loss)(a)	0.15	(0.09)	(0.19)	(0.05)	0.17
Net realized and unrealized gain (loss) on investments	(16.89)	(26.06)	(1.63)	29.53	26.04
Total from investment operations	(16.74)	(26.15)	(1.82)	29.48	26.21
Distributions to shareholders from:
Net investment income	(0.05)	-	-	(0.09)	(0.09)
Net asset value at end of year	$41.38	$58.17	$84.32	$86.14	$56.75
Market price at end of year(b)	$41.35	$58.27	$84.34	$85.59	$56.84
Net Asset Value Total Return(c)	(28.80)%	(31.01)%	(2.11)%	51.93%	85.82%
Market Price Total Return(c)	(28.97)%	(30.91)%	(1.46)%	50.72%	86.67%
Ratios/Supplemental Data:
Net assets at end of year (000’s omitted)	$1,013,271	$1,633,887	$2,975,483	$3,218,748	$1,335,274
Ratio to average net assets of:
Expenses	0.77%	0.67%	0.69%	0.65%	0.69%
Net investment income (loss)	0.32%	(0.13)%	(0.24)%	(0.05)%	0.49%
Portfolio turnover rate(d)	43%	34%	38%	55%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco Nasdaq Biotechnology ETF (IBBQ)	"Nasdaq Biotechnology ETF"
Invesco Nasdaq Free Cash Flow Achievers ETF (QOWZ)	"Nasdaq Free Cash Flow Achievers ETF"
Invesco PHLX Semiconductor ETF (SOXQ)	"PHLX Semiconductor ETF"
Invesco Solar ETF (TAN)	"Solar ETF"
Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC, except for Shares of Solar ETF, which are listed and traded on NYSE Arca, Inc.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Nasdaq Biotechnology ETF	Nasdaq Biotechnology Index®
Nasdaq Free Cash Flow Achievers ETF	Nasdaq US Free Cash Flow AchieversTM Index
PHLX Semiconductor ETF	PHLX Semiconductor Sector Index®
Solar ETF	MAC Global Solar Energy Index
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a

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demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and

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accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund (except for Solar ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Solar ETF declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund (except for Solar ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Solar ETF is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in

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the 1940 Act) of the Trust or the Adviser (the “Independent Trustees”), expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are directly identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are applied to that Fund. Expenses of the Trust that are not readily identifiable to a specific Fund, including expenses that are excluded from a Fund’s unitary management fee (if applicable), are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees

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paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
Nasdaq Biotechnology ETF	$2,362
Nasdaq Free Cash Flow Achievers ETF	7
PHLX Semiconductor ETF	4,193
Solar ETF	64,046

J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Other Risks
ADR and GDR Risk. Certain Funds may invest in American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.

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China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; lack of willingness or ability of the Chinese government to support the economies and markets of the Greater China region; lack of publicly available information and difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts and the risk of war, either internal or with other countries; public health emergencies resulting in market closures, travel restrictions, quarantines or other interventions; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs, sanctions, capital controls, embargoes, trade wars or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, any difficulties of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.
Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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ESG Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Free Cash Flow Investing Risk. Generally speaking, free cash flow is the cash a company generates after accounting for operating expenses and capital expenditures. While free cash flow yield can be a useful metric for evaluating a company, there is no guarantee that companies with high free cash flow yields will continue to maintain high free cash flow yields in the future, or that these companies will outperform companies with lower free cash flow yields. Investing in companies with high free cash flows may lead to underperformance during periods when such investments are unpopular, and/or when fluctuations in market conditions, industry disruptions, or company-specific factors may jeopardize a company’s ability to generate free cash flow.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited

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product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.
Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
NOTE 3—Investment Advisory Agreements and Other Agreements
The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to an Investment Advisory Agreement, Solar ETF accrues daily and pays monthly to the Adviser an annual fee equal to 0.50% of the Fund’s average daily net assets. The Trust also has entered into an Amended and Restated Excess Expense Agreement (the "Expense Agreement"), pursuant to which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Solar ETF (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year through August 31, 2026 (the "Expense Cap"). Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2026. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees.
Pursuant to another Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
Nasdaq Biotechnology ETF	0.19%
Nasdaq Free Cash Flow Achievers ETF	0.39%
PHLX Semiconductor ETF	0.19%
Further, through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This waiver is not subject to recapture by the Adviser.

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For the fiscal year ended August 31, 2024, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:
Nasdaq Biotechnology ETF	$12
Nasdaq Free Cash Flow Achievers ETF*	2
PHLX Semiconductor ETF	108
Solar ETF	1,003

*	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
The fees waived and/or expenses borne by the Adviser, pursuant to the Expense Cap, for Solar ETF are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.
For the following Fund, the amounts available for potential future recapture by the Adviser under the Expense Agreement and the expiration schedule as of August 31, 2024 are as follows:
	Total Potential Recapture Amounts	Potential Recapture Amounts Expiring
		8/31/25	8/31/26	8/31/27
Solar ETF	$818	$-	$-	$818
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into a licensing agreement on behalf of each Fund with the following entities (each, a “Licensor”):
Fund	Licensor
Nasdaq Biotechnology ETF	Nasdaq, Inc.
Nasdaq Free Cash Flow Achievers ETF	Nasdaq, Inc.
PHLX Semiconductor ETF	Nasdaq, Inc.
Solar ETF	MAC Indexing LLC
Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
Nasdaq Biotechnology ETF	$1,822
Nasdaq Free Cash Flow Achievers ETF*	5
PHLX Semiconductor ETF	5,930
Solar ETF	59,804

*	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

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Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities held by certain Funds may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Nasdaq Biotechnology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,352,685	$-	$474	$38,353,159
Money Market Funds	-	10,241,416	-	10,241,416
Total Investments	$38,352,685	$10,241,416	$474	$48,594,575
Nasdaq Free Cash Flow Achievers ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,563,332	$-	$-	$7,563,332
Money Market Funds	6,725	70,071	-	76,796
Total Investments	$7,570,057	$70,071	$-	$7,640,128
PHLX Semiconductor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$510,964,013	$-	$-	$510,964,013
Money Market Funds	205,395	17,983,050	-	18,188,445
Total Investments	$511,169,408	$17,983,050	$-	$529,152,458
Solar ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,010,646,772	$-	$-	$1,010,646,772
Money Market Funds	120,097	307,476,687	-	307,596,784
Total Investments	$1,010,766,869	$307,476,687	$-	$1,318,243,556
NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
Nasdaq Biotechnology ETF	$213,126	$148,259
Nasdaq Free Cash Flow Achievers ETF	8,203	-
PHLX Semiconductor ETF	2,025,155	1,111,712
Solar ETF	1,500,861	-

*	Includes short-term capital gain distributions, if any.

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Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Temporary Book/Tax Differences	Net Unrealized Appreciation (Depreciation)- Investments	Net Unrealized Appreciation- Foreign Currencies	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Nasdaq Biotechnology ETF	$110,864	$-	$(328,490)	$-	$(2,299,250)	$40,903,084	$38,386,208
Nasdaq Free Cash Flow Achievers ETF	34,755	-	683,516	-	-	6,851,779	7,570,050
PHLX Semiconductor ETF	333,547	-	52,559,481	-	(13,283,247)	471,782,656	511,392,437
Solar ETF	3,630,471	(25,276)	(849,913,172)	20,918	(1,085,652,847)	2,945,210,409	1,013,270,503
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
Nasdaq Biotechnology ETF	$588,211	$1,711,039	$2,299,250
PHLX Semiconductor ETF	9,497,875	3,785,372	13,283,247
Solar ETF	227,672,482	857,980,365	1,085,652,847

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
Nasdaq Biotechnology ETF	$4,871,461	$4,993,149
Nasdaq Free Cash Flow Achievers ETF*	1,396,051	1,132,440
PHLX Semiconductor ETF	64,979,174	66,352,387
Solar ETF	538,467,158	536,779,199

*	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology ETF	$18,967,984	$2,757,027
Nasdaq Free Cash Flow Achievers ETF*	7,629,007	1,338,714
PHLX Semiconductor ETF	371,565,341	84,532,994
Solar ETF	487,760,846	591,080,370

*	For the period December 4, 2023 (commencement of investment operations) through August 31, 2024.
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Nasdaq Biotechnology ETF	$5,989,035	$(6,317,525)	$(328,490)	$48,923,065
Nasdaq Free Cash Flow Achievers ETF	748,367	(64,851)	683,516	6,956,612
PHLX Semiconductor ETF	70,115,930	(17,556,449)	52,559,481	476,592,977
Solar ETF	59,618,299	(909,531,471)	(849,913,172)	2,168,156,728

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NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income (Loss)	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
Nasdaq Biotechnology ETF	$40,099	$(999,492)	$959,393
Nasdaq Free Cash Flow Achievers ETF	45	(303,814)	303,769
PHLX Semiconductor ETF	-	(42,422,460)	42,422,460
Solar ETF	(178,743)	164,752,669	(164,573,926)
NOTE 8—Trustees’ and Officer’s Fees
Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for Nasdaq Biotechnology ETF, Nasdaq Free Cash Flow Achievers ETF and PHLX Semiconductor ETF. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Nasdaq Biotechnology ETF, Invesco Nasdaq Free Cash Flow Achievers ETF, Invesco PHLX Semiconductor ETF and Invesco Solar ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Invesco Nasdaq Biotechnology ETF (1)
Invesco Nasdaq Free Cash Flow Achievers ETF (2)
Invesco PHLX Semiconductor ETF (1)
Invesco Solar ETF (1)
(1) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the years ended August 31, 2024 and 2023
(2) Statement of operations and statement of changes in net assets for the period December 4, 2023 (commencement of investment operations) through August 31, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25, 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

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Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco Nasdaq Biotechnology ETF	0%	77%	63%	0%	0%
Invesco Nasdaq Free Cash Flow Achievers ETF	0%	48%	48%	0%	0%
Invesco PHLX Semiconductor ETF	0%	100%	100%	0%	0%
Invesco Solar ETF	0%	100%	32%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

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Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

34

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

35

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

36

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

40

Approval of Investment Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges.  The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF.  The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios.  The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2026, as set forth below:
•	0.55% for Invesco MSCI Global Timber ETF;
•	0.63% for Invesco S&P Global Water Index ETF; and
•	0.65% for Invesco Solar ETF.
The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds.  The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

41

Approval of Investment Advisory Contracts—(continued)
below.  The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X
Invesco Solar ETF		X	X
The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their open-end index and open-end actively managed peer funds, as illustrated in the table below.   The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.
Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median	Lower than Open-End Active Fund Peer Median
Invesco MSCI Global Timber ETF
Invesco S&P Global Water Index ETF		X	X
Invesco Solar ETF		X	X
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco MSCI Global Timber ETF’s advisory fee and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has an investment strategy comparable to that of Invesco Solar ETF.  The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser.  The Trustees noted that the Expense Cap agreement with the Trust

42

Approval of Investment Advisory Contracts—(continued)
provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were waived and/or borne by the Adviser.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture, or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.

43

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

44

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TII-NCSR	invesco.com/ETFs

Annual Financial Statements and Other Information
August 31, 2024
QQMG	Invesco ESG NASDAQ 100 ETF
QQJG	Invesco ESG NASDAQ Next Gen 100 ETF
QQQM	Invesco NASDAQ 100 ETF
QQQS	Invesco NASDAQ Future Gen 200 ETF
QQQJ	Invesco NASDAQ Next Gen 100 ETF

2

Invesco ESG NASDAQ 100 ETF (QQMG)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-11.42%
Alphabet, Inc., Class A	6,305	$ 1,030,111
Alphabet, Inc., Class C	6,033	996,109
Charter Communications, Inc., Class A(b)(c)	404	140,406
Comcast Corp., Class A	12,493	494,348
Electronic Arts, Inc.	1,243	188,712
Meta Platforms, Inc., Class A	1,446	753,814
Netflix, Inc.(b)	1,810	1,269,443
Take-Two Interactive Software, Inc.(b)	735	118,857
T-Mobile US, Inc.	3,137	623,385
Trade Desk, Inc. (The), Class A(b)	1,376	143,833
Warner Bros. Discovery, Inc.(b)	8,619	67,573
		5,826,591
Consumer Discretionary-9.26%
Airbnb, Inc., Class A(b)	1,216	142,649
Amazon.com, Inc.(b)	7,004	1,250,214
Booking Holdings, Inc.	124	484,745
DoorDash, Inc., Class A(b)	1,208	155,482
lululemon athletica, inc.(b)	525	136,222
Marriott International, Inc., Class A	931	218,496
MercadoLibre, Inc. (Brazil)(b)	155	319,557
O’Reilly Automotive, Inc.(b)	286	323,171
PDD Holdings, Inc., ADR (China)(b)	1,298	124,751
Ross Stores, Inc.	1,320	198,805
Starbucks Corp.	3,287	310,852
Tesla, Inc.(b)	4,928	1,055,134
		4,720,078
Consumer Staples-4.81%
Coca-Cola Europacific Partners PLC (United Kingdom)	1,931	155,426
Costco Wholesale Corp.	1,048	935,214
Dollar Tree, Inc.(b)	757	63,959
Keurig Dr Pepper, Inc.	3,680	134,725
Kraft Heinz Co. (The)	1,274	45,138
Mondelez International, Inc., Class A	4,079	292,913
Monster Beverage Corp.(b)	1,279	60,279
PepsiCo, Inc.	4,428	765,513
		2,453,167
Financials-0.58%
PayPal Holdings, Inc.(b)	4,087	296,021
Health Care-6.06%
Amgen, Inc.	1,526	509,425
AstraZeneca PLC, ADR (United Kingdom)	1,835	160,783
Biogen, Inc.(b)	490	100,332
DexCom, Inc.(b)	1,213	84,109
GE HealthCare Technologies, Inc.	714	60,561
Gilead Sciences, Inc.	3,837	303,123
IDEXX Laboratories, Inc.(b)	321	154,507
Illumina, Inc.(b)	538	70,693
Intuitive Surgical, Inc.(b)	1,214	598,053
Moderna, Inc.(b)(c)	1,240	95,976
Regeneron Pharmaceuticals, Inc.(b)	432	511,786
Vertex Pharmaceuticals, Inc.(b)	891	441,838
		3,091,186
	Shares	Value
Industrials-3.98%
Automatic Data Processing, Inc.	1,881	$ 518,987
Cintas Corp.	407	327,684
Copart, Inc.(b)	4,051	214,541
CSX Corp.	6,176	211,651
Fastenal Co.	1,521	103,854
Old Dominion Freight Line, Inc.	895	172,556
PACCAR, Inc.	1,377	132,440
Paychex, Inc.	1,468	192,601
Verisk Analytics, Inc.	567	154,689
		2,029,003
Information Technology-61.02%
Adobe, Inc.(b)	1,973	1,133,311
Advanced Micro Devices, Inc.(b)	7,089	1,053,142
ANSYS, Inc.(b)	370	118,925
Apple, Inc.	24,254	5,554,166
Applied Materials, Inc.	3,956	780,361
ASML Holding N.V., New York Shares (Netherlands)	476	430,242
Atlassian Corp., Class A(b)	651	107,806
Autodesk, Inc.(b)	894	231,010
Broadcom, Inc.	16,954	2,760,450
Cadence Design Systems, Inc.(b)	1,336	359,291
CDW Corp.	748	168,779
Cisco Systems, Inc.	19,089	964,758
Cognizant Technology Solutions Corp., Class A	2,051	159,506
CrowdStrike Holdings, Inc., Class A(b)	881	244,284
Datadog, Inc., Class A(b)	1,261	146,604
Fortinet, Inc.(b)	2,926	224,454
GLOBALFOUNDRIES, Inc.(b)(c)	2,346	109,511
Intel Corp.	16,829	370,911
Intuit, Inc.	1,075	677,530
KLA Corp.	556	455,603
Lam Research Corp.	617	506,563
Marvell Technology, Inc.	3,511	267,679
Microchip Technology, Inc.	964	79,202
Micron Technology, Inc.	3,935	378,704
Microsoft Corp.	12,434	5,186,719
MongoDB, Inc.(b)	280	81,421
NVIDIA Corp.	44,371	5,296,566
NXP Semiconductors N.V. (China)	903	231,493
ON Semiconductor Corp.(b)	1,333	103,801
Palo Alto Networks, Inc.(b)	1,482	537,551
QUALCOMM, Inc.	4,830	846,699
Roper Technologies, Inc.	371	205,686
Synopsys, Inc.(b)	685	355,912
Texas Instruments, Inc.	3,062	656,309
Workday, Inc., Class A(b)	844	222,132
Zscaler, Inc.(b)(c)	577	115,388
		31,122,469
Materials-2.27%
Linde PLC	2,419	1,156,887
Real Estate-0.20%
CoStar Group, Inc.(b)	1,323	102,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
August 31, 2024
	Shares	Value
Utilities-0.25%
Exelon Corp.	3,375	$ 128,554
Total Common Stocks & Other Equity Interests (Cost $41,947,869)		50,926,224
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $59,151)	59,151	59,151
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $42,007,020)		50,985,375
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.61%
Invesco Private Government Fund, 5.28%(d)(e)(f)	86,430	$ 86,430
Invesco Private Prime Fund, 5.46%(d)(e)(f)	224,712	224,802
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $311,215)		311,232
TOTAL INVESTMENTS IN SECURITIES-100.58% (Cost $42,318,235)		51,296,607
OTHER ASSETS LESS LIABILITIES-(0.58)%		(294,470)
NET ASSETS-100.00%		$51,002,137

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$332,592	$(273,441)	$-	$-	$59,151	$793
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	857,889	3,613,085	(4,384,544)	-	-	86,430	10,539*
Invesco Private Prime Fund	2,404,298	8,258,166	(10,437,911)	27	222	224,802	28,498*
Total	$3,262,187	$12,203,843	$(15,095,896)	$27	$222	$370,383	$39,830

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-7.59%
Fox Corp., Class A	1,310	$ 54,195
Fox Corp., Class B	1,336	51,342
Liberty Broadband Corp., Class C(b)	513	32,001
Liberty Media Corp.-Liberty Formula One(b)(c)	872	68,060
Match Group, Inc.(b)	1,181	43,945
NetEase, Inc., ADR (China)	560	45,046
News Corp., Class A	2,249	63,714
News Corp., Class B	1,126	33,138
Roku, Inc., Class A(b)	602	40,798
		432,239
Consumer Discretionary-13.67%
eBay, Inc.	2,370	140,067
Etsy, Inc.(b)	556	30,630
Expedia Group, Inc.(b)	450	62,590
Five Below, Inc.(b)	201	15,161
JD.com, Inc., ADR (China)	1,436	38,772
LKQ Corp.	1,597	66,419
Lucid Group, Inc.(b)(c)	7,387	29,696
Pool Corp.	232	81,576
Rivian Automotive, Inc., Class A(b)(c)	1,774	25,067
Tractor Supply Co.	574	153,574
Trip.com Group Ltd., ADR (China)(b)	1,075	50,675
Ulta Beauty, Inc.(b)	238	83,976
		778,203
Financials-0.99%
Jack Henry & Associates, Inc.	324	56,062
Health Care-20.92%
Align Technology, Inc.(b)	331	78,520
Alnylam Pharmaceuticals, Inc.(b)(c)	305	80,120
argenx SE, ADR (Netherlands)(b)	93	48,111
BeiGene Ltd., ADR (China)(b)(c)	147	28,192
BioMarin Pharmaceutical, Inc.(b)(c)	627	57,189
BioNTech SE, ADR (Germany)(b)	326	28,760
Bio-Techne Corp.	741	54,826
Bruker Corp.	613	41,187
Cooper Cos., Inc. (The)(b)	938	99,175
Henry Schein, Inc.(b)	682	48,115
Hologic, Inc.(b)	762	61,905
ICON PLC(b)	395	127,214
Incyte Corp.(b)	610	40,052
Insulet Corp.(b)	245	49,678
Jazz Pharmaceuticals PLC(b)	193	22,384
Medpace Holdings, Inc.(b)(c)	147	52,225
Neurocrine Biosciences, Inc.(b)	361	45,869
Repligen Corp.(b)(c)	275	41,506
Royalty Pharma PLC, Class A	1,123	32,601
Sanofi S.A., ADR	1,027	57,779
United Therapeutics Corp.(b)	160	58,168
Viatris, Inc.	3,089	37,315
		1,190,891
Industrials-9.67%
C.H. Robinson Worldwide, Inc.	528	54,653
Grab Holdings Ltd., Class A (Singapore)(b)	11,845	38,141
J.B. Hunt Transport Services, Inc.	550	95,260
Lincoln Electric Holdings, Inc.	214	41,432
	Shares	Value
Industrials-(continued)
Nordson Corp.	180	$ 46,181
Paylocity Holding Corp.(b)	190	30,666
Ryanair Holdings PLC, ADR (Italy)(c)	317	35,333
Saia, Inc.(b)(c)	124	46,603
SS&C Technologies Holdings, Inc.	918	68,933
Tetra Tech, Inc.	288	68,469
United Airlines Holdings, Inc.(b)	561	24,706
		550,377
Information Technology-45.67%
Akamai Technologies, Inc.(b)	796	81,065
Amdocs Ltd.	624	54,269
AppLovin Corp., Class A(b)(c)	1,209	112,280
Bentley Systems, Inc., Class B(c)	1,440	74,117
Check Point Software Technologies Ltd. (Israel)(b)	517	99,522
DocuSign, Inc.(b)	952	56,368
Enphase Energy, Inc.(b)	550	66,572
Entegris, Inc.(c)	636	73,693
F5, Inc.(b)	279	56,679
First Solar, Inc.(b)	503	114,367
Flex Ltd.(b)	2,581	83,857
Gen Digital, Inc.	3,213	85,016
Lattice Semiconductor Corp.(b)(c)	609	28,842
Logitech International S.A., Class R (Switzerland)(c)	959	87,279
Manhattan Associates, Inc.(b)	289	76,420
Monolithic Power Systems, Inc.	214	200,021
NetApp, Inc.	1,059	127,842
Nice Ltd., ADR (Israel)(b)(c)	267	46,389
Nutanix, Inc., Class A(b)(c)	1,009	63,759
Okta, Inc.(b)	841	66,212
Open Text Corp. (Canada)	1,312	41,748
PTC, Inc.(b)(c)	529	94,739
Qorvo, Inc.(b)	352	40,793
Seagate Technology Holdings PLC	1,206	120,057
Skyworks Solutions, Inc.	507	55,562
Teradyne, Inc.	745	101,864
Trimble, Inc.(b)	1,478	83,788
VeriSign, Inc.(b)	399	73,376
Western Digital Corp.(b)	1,969	129,147
Zebra Technologies Corp., Class A(b)	316	109,140
Zoom Video Communications, Inc., Class A(b)	1,365	94,294
		2,599,077
Materials-0.57%
Steel Dynamics, Inc.	270	32,268
Real Estate-0.82%
Zillow Group, Inc., Class A(b)	205	10,953
Zillow Group, Inc., Class C(b)(c)	648	35,835
		46,788
Total Common Stocks & Other Equity Interests (Cost $5,139,117)		5,685,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)—(continued)
August 31, 2024
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $3,323)	3,323	$ 3,323
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $5,142,440)		5,689,228
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.59%
Invesco Private Government Fund, 5.28%(d)(e)(f)	282,581	282,581
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.46%(d)(e)(f)	661,670	$ 661,935
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $944,474)		944,516
TOTAL INVESTMENTS IN SECURITIES-116.55% (Cost $6,086,914)		6,633,744
OTHER ASSETS LESS LIABILITIES-(16.55)%		(942,127)
NET ASSETS-100.00%		$5,691,617

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$305	$50,447	$(47,429)	$-	$-	$3,323	$106
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,121	4,322,581	(4,200,121)	-	-	282,581	13,153*
Invesco Private Prime Fund	411,740	8,349,098	(8,099,052)	53	96	661,935	34,752*
Total	$572,166	$12,722,126	$(12,346,602)	$53	$96	$947,839	$48,011

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco NASDAQ 100 ETF (QQQM)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-15.55%
Alphabet, Inc., Class A	4,885,183	$ 798,141,199
Alphabet, Inc., Class C	4,671,527	771,315,823
Charter Communications, Inc., Class A(b)(c)	309,385	107,523,663
Comcast Corp., Class A	8,408,495	332,724,147
Electronic Arts, Inc.(c)	572,065	86,850,908
Meta Platforms, Inc., Class A	2,899,396	1,511,484,129
Netflix, Inc.(b)	925,747	649,272,658
Take-Two Interactive Software, Inc.(b)	368,513	59,592,237
T-Mobile US, Inc.	2,517,596	500,296,677
Trade Desk, Inc. (The), Class A(b)	956,585	99,991,830
Warner Bros. Discovery, Inc.(b)(c)	5,275,062	41,356,486
		4,958,549,757
Consumer Discretionary-12.42%
Airbnb, Inc., Class A(b)	948,141	111,226,421
Amazon.com, Inc.(b)	8,655,205	1,544,954,093
Booking Holdings, Inc.	72,432	283,153,347
DoorDash, Inc., Class A(b)	819,556	105,485,053
lululemon athletica, inc.(b)	259,539	67,342,584
Marriott International, Inc., Class A	613,835	144,060,936
MercadoLibre, Inc. (Brazil)(b)	109,194	225,120,902
O’Reilly Automotive, Inc.(b)	126,725	143,195,448
PDD Holdings, Inc., ADR (China)(b)	1,434,641	137,883,347
Ross Stores, Inc.	720,040	108,445,224
Starbucks Corp.	2,433,646	230,149,902
Tesla, Inc.(b)	4,015,128	859,679,056
		3,960,696,313
Consumer Staples-6.24%
Coca-Cola Europacific Partners PLC (United Kingdom)	986,787	79,426,486
Costco Wholesale Corp.	953,136	850,559,504
Dollar Tree, Inc.(b)(c)	468,951	39,621,670
Keurig Dr Pepper, Inc.	2,912,016	106,608,906
Kraft Heinz Co. (The)	2,608,206	92,408,739
Mondelez International, Inc., Class A	2,881,363	206,910,677
Monster Beverage Corp.(b)	2,238,234	105,487,968
PepsiCo, Inc.	2,953,721	510,639,286
		1,991,663,236
Energy-0.47%
Baker Hughes Co., Class A	2,144,081	75,407,329
Diamondback Energy, Inc.	383,537	74,831,904
		150,239,233
Financials-0.51%
PayPal Holdings, Inc.(b)	2,246,974	162,748,327
Health Care-6.37%
Amgen, Inc.	1,152,513	384,743,415
AstraZeneca PLC, ADR (United Kingdom)(c)	1,250,992	109,611,919
Biogen, Inc.(b)	313,032	64,096,432
DexCom, Inc.(b)	854,753	59,268,573
GE HealthCare Technologies, Inc.	980,311	83,149,979
Gilead Sciences, Inc.(c)	2,676,774	211,465,146
IDEXX Laboratories, Inc.(b)	177,501	85,436,556
Illumina, Inc.(b)	342,839	45,049,045
	Shares	Value
Health Care-(continued)
Intuitive Surgical, Inc.(b)	762,124	$ 375,445,146
Moderna, Inc.(b)(c)	823,638	63,749,581
Regeneron Pharmaceuticals, Inc.(b)	232,502	275,442,795
Vertex Pharmaceuticals, Inc.(b)	554,274	274,858,934
		2,032,317,521
Industrials-4.48%
Automatic Data Processing, Inc.	879,188	242,576,761
Cintas Corp.	217,588	175,184,451
Copart, Inc.(b)	2,067,122	109,474,781
CSX Corp.	4,199,398	143,913,369
Fastenal Co.	1,230,307	84,005,362
Honeywell International, Inc.	1,398,875	290,840,101
Old Dominion Freight Line, Inc.	467,056	90,048,397
PACCAR, Inc.	1,125,759	108,275,501
Paychex, Inc.(c)	773,705	101,510,096
Verisk Analytics, Inc.(c)	306,642	83,658,070
		1,429,486,889
Information Technology-50.85%
Adobe, Inc.(b)	962,236	552,717,981
Advanced Micro Devices, Inc.(b)	3,472,666	515,899,261
Analog Devices, Inc.	1,066,409	250,435,490
ANSYS, Inc.(b)	187,979	60,420,210
Apple, Inc.	12,753,471	2,920,544,859
Applied Materials, Inc.	1,778,326	350,792,587
ARM Holdings PLC, ADR(b)(c)	254,283	33,789,125
ASML Holding N.V., New York Shares (Netherlands)(c)	195,483	176,691,219
Atlassian Corp., Class A(b)	342,811	56,769,502
Autodesk, Inc.(b)	462,456	119,498,630
Broadcom, Inc.	9,955,176	1,620,901,756
Cadence Design Systems, Inc.(b)	584,654	157,231,000
CDW Corp.	289,414	65,303,375
Cisco Systems, Inc.	8,654,619	437,404,444
Cognizant Technology Solutions Corp., Class A	1,068,397	83,089,235
CrowdStrike Holdings, Inc., Class A(b)	495,088	137,278,001
Datadog, Inc., Class A(b)	662,871	77,065,382
Fortinet, Inc.(b)	1,641,192	125,895,838
GLOBALFOUNDRIES, Inc.(b)(c)	1,185,016	55,316,547
Intel Corp.	9,144,678	201,548,703
Intuit, Inc.	600,598	378,532,895
KLA Corp.	289,438	237,174,180
Lam Research Corp.	280,607	230,381,153
Marvell Technology, Inc.	1,859,182	141,744,036
Microchip Technology, Inc.(c)	1,153,426	94,765,480
Micron Technology, Inc.	2,378,613	228,917,715
Microsoft Corp.	6,181,506	2,578,553,413
MongoDB, Inc.(b)(c)	157,865	45,905,563
NVIDIA Corp.	20,458,942	2,442,183,907
NXP Semiconductors N.V. (China)	549,478	140,864,180
ON Semiconductor Corp.(b)	924,392	71,982,405
Palo Alto Networks, Inc.(b)	695,808	252,383,478
QUALCOMM, Inc.	2,397,025	420,198,483
Roper Technologies, Inc.	229,824	127,416,724
Super Micro Computer, Inc.(b)(c)	126,041	55,168,146
Synopsys, Inc.(b)	328,918	170,899,214
Texas Instruments, Inc.	1,955,665	419,177,236

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
Workday, Inc., Class A(b)	455,419	$ 119,861,727
Zscaler, Inc.(b)(c)	322,120	64,417,558
		16,219,120,638
Materials-1.55%
Linde PLC(c)	1,033,155	494,106,379
Real Estate-0.21%
CoStar Group, Inc.(b)	877,557	67,835,156
Utilities-1.26%
American Electric Power Co., Inc.	1,132,723	113,589,462
Constellation Energy Corp.	677,532	133,270,544
Exelon Corp.	2,148,185	81,824,367
Xcel Energy, Inc.	1,193,265	73,063,616
		401,747,989
Total Common Stocks & Other Equity Interests (Cost $26,426,198,347)		31,868,511,438
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $12,149,472)	12,149,472	12,149,472
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $26,438,347,819)		31,880,660,910
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.86%
Invesco Private Government Fund, 5.28%(d)(e)(f)	73,775,478	$ 73,775,478
Invesco Private Prime Fund, 5.46%(d)(e)(f)	199,130,826	199,210,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $272,972,599)		272,985,956
TOTAL INVESTMENTS IN SECURITIES-100.81% (Cost $26,711,320,418)		32,153,646,866
OTHER ASSETS LESS LIABILITIES-(0.81)%		(258,255,190)
NET ASSETS-100.00%		$31,895,391,676

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,153,075	$248,987,591	$(241,991,194)	$-	$-	$12,149,472	$398,212
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco NASDAQ 100 ETF (QQQM)—(continued)
August 31, 2024
	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$91,268,225	$1,699,891,548	$(1,717,384,295)	$-	$-	$73,775,478	$5,730,568*
Invesco Private Prime Fund	254,782,461	3,678,346,745	(3,734,023,909)	13,357	91,824	199,210,478	15,468,571*
Total	$351,203,761	$5,627,225,884	$(5,693,399,398)	$13,357	$91,824	$285,135,428	$21,597,351

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco NASDAQ Future Gen 200 ETF (QQQS)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.29%
Bandwidth, Inc., Class A(b)(c)	2,093	$ 35,916
EchoStar Corp., Class A(b)	2,195	40,695
Gogo, Inc.(b)	3,981	31,728
iHeartMedia, Inc., Class A(b)(c)	45,525	71,019
iQIYI, Inc., ADR (China)(b)	9,231	19,847
		199,205
Consumer Discretionary-7.48%
BRP, Inc.(c)	674	48,784
Garrett Motion, Inc. (Switzerland)(b)	4,641	38,752
Gentex Corp.	1,204	37,721
Gentherm, Inc.(b)	781	39,472
Goodyear Tire & Rubber Co. (The)(b)	3,423	30,191
GoPro, Inc., Class A(b)	27,722	35,484
Helen of Troy Ltd.(b)	401	21,405
iRobot Corp.(b)	4,385	32,098
Johnson Outdoors, Inc., Class A	1,157	41,594
Lovesac Co. (The)(b)	1,499	34,837
MasterCraft Boat Holdings, Inc.(b)	1,997	37,005
Newell Brands, Inc.	5,459	38,704
Purple Innovation, Inc.(b)	33,710	40,452
Qurate Retail, Inc., Class A(b)	59,216	35,536
Sleep Number Corp.(b)	2,815	42,816
Sonos, Inc.(b)	2,667	32,618
Stitch Fix, Inc., Class A(b)	17,060	64,487
		651,956
Energy-1.02%
DMC Global, Inc.(b)	3,244	40,128
Gevo, Inc.(b)	61,632	48,690
		88,818
Health Care-53.67%
10X Genomics, Inc., Class A(b)	1,879	43,875
AC Immune S.A. (Switzerland)(b)	9,193	29,693
Accuray, Inc.(b)	23,806	51,897
Adaptimmune Therapeutics PLC, ADR(b)	37,290	47,358
Adaptive Biotechnologies Corp.(b)	12,214	57,406
Agios Pharmaceuticals, Inc.(b)	1,159	53,210
Akebia Therapeutics, Inc.(b)	37,623	58,316
Aldeyra Therapeutics, Inc.(b)(c)	10,916	62,821
Alector, Inc.(b)	8,565	45,223
Alkermes PLC(b)	1,801	51,238
Alphatec Holdings, Inc.(b)	4,339	29,939
Altimmune, Inc.(b)(c)	5,611	37,594
Amarin Corp. PLC, ADR (Ireland)(b)	48,714	30,471
Amicus Therapeutics, Inc.(b)	4,300	49,923
AngioDynamics, Inc.(b)(c)	6,678	49,818
Anika Therapeutics, Inc.(b)	1,643	42,225
Aquestive Therapeutics, Inc.(b)(c)	14,632	66,283
Arbutus Biopharma Corp.(b)	12,541	48,534
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,837	43,776
AtriCure, Inc.(b)	1,870	49,013
Autolus Therapeutics PLC, ADR (United Kingdom)(b)	10,057	39,524
Axogen, Inc.(b)	6,170	81,135
Azenta, Inc.(b)	834	41,300
	Shares	Value
Health Care-(continued)
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	1,898	$ 40,807
BioCryst Pharmaceuticals, Inc.(b)	6,523	56,685
Bioventus, Inc., Class A(b)	6,299	63,305
bluebird bio, Inc.(b)(c)	46,644	26,191
Cartesian Therapeutics, Inc., Rts., expiring 12/02/2024(b)(d)	27,325	4,918
Cerus Corp.(b)(c)	23,541	53,203
ChromaDex Corp.(b)	15,268	52,675
ClearPoint Neuro, Inc.(b)	7,761	100,738
Codexis, Inc.(b)	12,466	36,027
Coherus BioSciences, Inc.(b)(c)	23,153	32,183
Compugen Ltd. (Israel)(b)	19,418	40,778
Corcept Therapeutics, Inc.(b)	1,397	49,314
CytomX Therapeutics, Inc.(b)	24,787	29,249
Delcath Systems, Inc.(b)	5,977	65,747
DENTSPLY SIRONA, Inc.	1,504	38,036
Editas Medicine, Inc.(b)	8,103	30,305
Enanta Pharmaceuticals, Inc.(b)	3,380	43,534
Fate Therapeutics, Inc.(b)	11,451	42,025
FibroGen, Inc.(b)	35,115	12,838
G1 Therapeutics, Inc.(b)(c)	12,769	90,787
Heron Therapeutics, Inc.(b)	11,389	21,981
ICU Medical, Inc.(b)	396	65,471
IGM Biosciences, Inc.(b)(c)	5,058	51,541
Innoviva, Inc.(b)	2,668	51,706
Inogen, Inc.(b)	5,077	62,295
Integra LifeSciences Holdings Corp.(b)	1,364	27,744
Ionis Pharmaceuticals, Inc.(b)	1,122	53,497
Ironwood Pharmaceuticals, Inc.(b)	6,688	33,841
KalVista Pharmaceuticals, Inc.(b)(c)	3,611	48,351
Karyopharm Therapeutics, Inc.(b)	43,481	33,054
Kodiak Sciences, Inc.(b)	13,251	33,260
Lexicon Pharmaceuticals, Inc.(b)	24,787	42,881
Ligand Pharmaceuticals, Inc.(b)(c)	495	52,371
LivaNova PLC(b)	690	34,769
MacroGenics, Inc.(b)(c)	10,302	36,160
MannKind Corp.(b)(c)	9,023	56,484
Masimo Corp.(b)	339	39,839
MaxCyte, Inc.(b)	9,405	40,630
MediWound Ltd. (Israel)(b)(c)	2,584	47,520
Merit Medical Systems, Inc.(b)	519	50,177
Mersana Therapeutics, Inc.(b)	18,085	28,574
MiMedx Group, Inc.(b)	5,893	40,308
Nektar Therapeutics(b)	33,180	42,470
Novocure Ltd.(b)	1,938	37,675
Omeros Corp.(b)(c)	12,541	52,798
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,293	57,513
OPKO Health, Inc.(b)(c)	30,758	51,673
Optinose, Inc.(b)(c)	39,017	40,578
OraSure Technologies, Inc.(b)	8,909	39,912
Orthofix Medical, Inc.(b)	3,069	53,523
Pacific Biosciences of California, Inc.(b)(c)	23,541	32,251
Pacira BioSciences, Inc.(b)	1,380	21,473

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2024
	Shares	Value
Health Care-(continued)
PDS Biotechnology Corp.(b)(c)	14,140	$ 45,248
Phibro Animal Health Corp., Class A	2,390	50,190
Prothena Corp. PLC (Ireland)(b)(c)	2,025	45,097
PTC Therapeutics, Inc.(b)	1,170	41,324
Pulse Biosciences, Inc.(b)(c)	3,648	67,999
Revance Therapeutics, Inc.(b)	14,912	97,972
Rigel Pharmaceuticals, Inc.(b)	4,309	57,913
Sage Therapeutics, Inc.(b)	3,793	31,975
Sangamo Therapeutics, Inc.(b)	74,660	63,312
Scilex Holding Co., Class C (Singapore)(b)	2,541	2,922
scPharmaceuticals, Inc.(b)	10,777	54,855
Seres Therapeutics, Inc.(b)(c)	42,138	33,736
SI-BONE, Inc.(b)(c)	2,999	49,843
SIGA Technologies, Inc.	5,634	50,875
Silk Road Medical, Inc.(b)	1,938	52,539
Standard BioTools, Inc.(b)	16,991	36,191
Supernus Pharmaceuticals, Inc.(b)(c)	1,554	54,639
SurModics, Inc.(b)	1,002	39,709
Sutro Biopharma, Inc.(b)(c)	9,974	45,581
Tactile Systems Technology, Inc.(b)	3,311	45,327
Theravance Biopharma, Inc.(b)	4,888	40,326
uniQure N.V. (Netherlands)(b)	8,513	49,801
Vanda Pharmaceuticals, Inc.(b)	8,246	43,621
Varex Imaging Corp.(b)	2,727	34,033
Vaxart, Inc.(b)	51,703	44,821
Voyager Therapeutics, Inc.(b)(c)	5,016	32,905
X4 Pharmaceuticals, Inc.(b)	41,720	29,204
Xencor, Inc.(b)	1,774	31,027
		4,675,222
Industrials-6.82%
AeroVironment, Inc.(b)(c)	209	42,586
American Superconductor Corp.(b)(c)	2,197	44,423
Astronics Corp.(b)	2,049	45,938
Ballard Power Systems, Inc. (Canada)(b)(c)	13,815	25,420
Conduent, Inc.(b)	12,039	45,989
Energy Recovery, Inc.(b)	3,121	50,685
Interface, Inc.	2,616	49,390
LB Foster Co., Class A(b)	1,536	30,843
LSI Industries, Inc.	2,653	42,209
Matthews International Corp., Class A	1,487	37,666
Microvast Holdings, Inc.(b)(c)	112,698	32,457
MillerKnoll, Inc.	1,528	45,000
Stratasys Ltd.(b)	4,866	33,429
TPI Composites, Inc.(b)(c)	7,690	33,298
TTEC Holdings, Inc.	6,710	34,288
		593,621
Information Technology-27.78%
8x8, Inc.(b)(c)	15,435	29,018
Advanced Energy Industries, Inc.	392	41,587
Aehr Test Systems(b)(c)	3,661	55,684
Alpha & Omega Semiconductor Ltd.(b)	1,438	60,123
Amkor Technology, Inc.	1,293	42,540
Applied Optoelectronics, Inc.(b)(c)	4,017	45,593
Atomera, Inc.(b)(c)	10,130	27,250
AudioEye, Inc.(b)(c)	1,773	42,924
Aviat Networks, Inc.(b)	1,363	37,414
Axcelis Technologies, Inc.(b)	375	40,999
AXT, Inc.(b)	11,060	29,309
Bel Fuse, Inc., Class B	618	41,919
	Shares	Value
Information Technology-(continued)
Canadian Solar, Inc. (Canada)(b)(c)	2,145	$ 27,091
Cirrus Logic, Inc.(b)	368	53,614
Cognex Corp.	926	37,392
CommScope Holding Co., Inc.(b)	29,388	113,438
Commvault Systems, Inc.(b)	394	61,228
Digimarc Corp.(b)(c)	1,570	45,043
Dropbox, Inc., Class A(b)	1,871	47,037
Extreme Networks, Inc.(b)	3,779	59,519
FARO Technologies, Inc.(b)	2,250	40,500
Himax Technologies, Inc., ADR (Taiwan)(c)	6,482	38,309
Immersion Corp.	4,218	39,649
Infinera Corp.(b)(c)	7,367	46,338
InterDigital, Inc.	374	51,821
IPG Photonics Corp.(b)	492	33,638
Itron, Inc.(b)	396	40,479
Kimball Electronics, Inc.(b)	1,839	33,930
Kulicke & Soffa Industries, Inc. (Singapore)	923	40,437
Lantronix, Inc.(b)(c)	10,588	38,011
Littelfuse, Inc.	164	44,641
Lumentum Holdings, Inc.(b)	969	55,824
Luna Innovations, Inc.(b)(c)	12,616	30,026
MaxLinear, Inc.(b)	2,371	35,992
MicroVision, Inc.(b)(c)	35,710	33,860
Mitek Systems, Inc.(b)	3,358	31,297
MKS Instruments, Inc.	333	39,704
NETGEAR, Inc.(b)	3,051	49,518
NetScout Systems, Inc.(b)	2,051	44,055
nLight, Inc.(b)	3,205	38,268
OSI Systems, Inc.(b)	294	44,062
Power Integrations, Inc.	554	37,173
Radware Ltd. (Israel)(b)	2,077	45,279
Rambus, Inc.(b)	763	34,121
Ribbon Communications, Inc.(b)(c)	13,420	45,762
Semtech Corp.(b)	1,084	47,501
Silicon Laboratories, Inc.(b)	334	39,536
Silicon Motion Technology Corp., ADR (Taiwan)	546	34,709
SolarEdge Technologies, Inc.(b)	855	20,802
Synaptics, Inc.(b)	449	36,558
Turtle Beach Corp.(b)	2,542	39,706
Universal Display Corp.	240	46,493
Veeco Instruments, Inc.(b)	1,037	36,803
Verint Systems, Inc.(b)	1,421	44,832
Viasat, Inc.(b)	2,495	39,171
Viavi Solutions, Inc.(b)	5,604	48,250
Xerox Holdings Corp.	3,037	34,409
		2,420,186
Materials-0.90%
Arq, Inc.(b)	6,054	41,288
Innospec, Inc.	323	37,229
		78,517
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $8,618,843)		8,707,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
August 31, 2024
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.84%
Invesco Private Government Fund, 5.28%(e)(f)(g)	342,395	$ 342,395
Invesco Private Prime Fund, 5.46%(e)(f)(g)	862,961	863,306
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,205,655)		1,205,701
TOTAL INVESTMENTS IN SECURITIES-113.80% (Cost $9,824,498)		9,913,226
OTHER ASSETS LESS LIABILITIES-(13.80)%		(1,201,933)
NET ASSETS-100.00%		$8,711,293
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,428	$149,628	$(151,056)	$-	$-	$-	$205
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	626,570	5,381,958	(5,666,133)	-	-	342,395	36,530*
Invesco Private Prime Fund	1,609,220	10,351,856	(11,098,081)	47	264	863,306	97,146*
Total	$2,237,218	$15,883,442	$(16,915,270)	$47	$264	$1,205,701	$133,881

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco NASDAQ Next Gen 100 ETF (QQQJ)
August 31, 2024
Schedule of Investments(a)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.90%
Baidu, Inc., ADR (China)(b)(c)	63,305	$ 5,356,869
Fox Corp., Class A	102,993	4,260,820
Fox Corp., Class B	105,016	4,035,765
Liberty Broadband Corp., Class C(b)(c)	54,644	3,408,693
Liberty Media Corp.-Liberty Formula One(b)(c)	93,264	7,279,255
Liberty Media Corp.-Liberty Live, Series C(b)	28,327	1,143,561
Match Group, Inc.(b)(c)	118,421	4,406,446
NetEase, Inc., ADR (China)	53,978	4,341,990
News Corp., Class A	168,987	4,787,402
News Corp., Class B	84,959	2,500,343
Roku, Inc., Class A(b)(c)	56,528	3,830,903
		45,352,047
Consumer Discretionary-15.10%
Caesars Entertainment, Inc.(b)(c)	96,431	3,629,663
Churchill Downs, Inc.(c)	32,770	4,554,047
DraftKings, Inc., Class A(b)	212,891	7,344,739
eBay, Inc.	224,416	13,262,986
Etsy, Inc.(b)	52,116	2,871,070
Expedia Group, Inc.(b)	56,752	7,893,636
Five Below, Inc.(b)(c)	24,591	1,854,899
JD.com, Inc., ADR (China)	213,256	5,757,912
LKQ Corp.	118,871	4,943,845
Lucid Group, Inc.(b)(c)	1,028,220	4,133,444
Pool Corp.	17,123	6,020,789
Rivian Automotive, Inc., Class A(b)(c)	440,079	6,218,316
Tractor Supply Co.	48,211	12,898,853
Trip.com Group Ltd., ADR (China)(b)(c)	139,555	6,578,623
Ulta Beauty, Inc.(b)	21,289	7,511,611
Wynn Resorts Ltd.	49,952	3,840,310
		99,314,743
Consumer Staples-0.91%
Casey’s General Stores, Inc.(c)	16,514	5,983,187
Energy-1.38%
APA Corp.	165,439	4,713,357
Chesapeake Energy Corp.(c)	58,395	4,349,844
		9,063,201
Financials-0.86%
Jack Henry & Associates, Inc.	32,510	5,625,205
Health Care-22.08%
Align Technology, Inc.(b)	33,641	7,980,318
Alnylam Pharmaceuticals, Inc.(b)	56,519	14,846,976
argenx SE, ADR (Netherlands)(b)	14,295	7,395,089
BeiGene Ltd., ADR (China)(b)(c)	19,077	3,658,587
BioMarin Pharmaceutical, Inc.(b)(c)	84,999	7,752,759
BioNTech SE, ADR (Germany)(b)	43,716	3,856,625
Bio-Techne Corp.	70,235	5,196,688
Bruker Corp.	67,437	4,531,092
Cooper Cos., Inc. (The)(b)	89,175	9,428,473
Henry Schein, Inc.(b)	57,082	4,027,135
Hologic, Inc.(b)	104,479	8,487,874
ICON PLC(b)	36,990	11,912,999
Incyte Corp.(b)	85,865	5,637,896
Insulet Corp.(b)	31,204	6,327,235
Jazz Pharmaceuticals PLC(b)(c)	28,119	3,261,241
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)(c)	13,814	$ 4,907,700
Neurocrine Biosciences, Inc.(b)	44,996	5,717,192
Repligen Corp.(b)(c)	24,903	3,758,610
Royalty Pharma PLC, Class A	200,984	5,834,565
Sanofi S.A., ADR	125,926	7,084,597
United Therapeutics Corp.(b)(c)	19,825	7,207,379
Viatris, Inc.	530,634	6,410,059
		145,221,089
Industrials-12.32%
Axon Enterprise, Inc.(b)	33,761	12,321,752
C.H. Robinson Worldwide, Inc.	52,190	5,402,187
Grab Holdings Ltd., Class A (Singapore)(b)	1,703,540	5,485,399
J.B. Hunt Transport Services, Inc.	46,244	8,009,461
Lincoln Electric Holdings, Inc.	25,375	4,912,854
Nordson Corp.	25,539	6,552,286
Paylocity Holding Corp.(b)	25,157	4,060,340
Ryanair Holdings PLC, ADR (Italy)(c)	43,544	4,853,414
Saia, Inc.(b)(c)	11,863	4,458,471
SS&C Technologies Holdings, Inc.	110,766	8,317,419
Tetra Tech, Inc.	23,916	5,685,790
United Airlines Holdings, Inc.(b)	146,528	6,453,093
Woodward, Inc.(c)	27,151	4,524,714
		81,037,180
Information Technology-36.29%
Akamai Technologies, Inc.(b)	68,111	6,936,424
Amdocs Ltd.	51,920	4,515,482
AppLovin Corp., Class A(b)(c)	122,658	11,391,248
Bentley Systems, Inc., Class B(c)	128,552	6,616,571
Check Point Software Technologies Ltd. (Israel)(b)	50,556	9,732,030
DocuSign, Inc.(b)	91,270	5,404,097
Enphase Energy, Inc.(b)	60,822	7,361,895
Entegris, Inc.(c)	67,389	7,808,363
F5, Inc.(b)	26,096	5,301,402
First Solar, Inc.(b)	47,894	10,889,659
Flex Ltd.(b)	179,010	5,816,035
Gen Digital, Inc.	279,079	7,384,430
Lattice Semiconductor Corp.(b)(c)	61,307	2,903,500
Logitech International S.A., Class R (Switzerland)(c)	68,399	6,224,993
Manhattan Associates, Inc.(b)	27,448	7,258,075
Monolithic Power Systems, Inc.	21,750	20,329,290
NetApp, Inc.	92,287	11,140,887
Nice Ltd., ADR (Israel)(b)(c)	22,231	3,862,414
Nutanix, Inc., Class A(b)(c)	108,900	6,881,391
Okta, Inc.(b)	71,952	5,664,781
Open Text Corp. (Canada)	121,598	3,869,248
PTC, Inc.(b)(c)	53,572	9,594,210
Qorvo, Inc.(b)	42,611	4,938,189
Seagate Technology Holdings PLC	93,991	9,356,804
Skyworks Solutions, Inc.	71,814	7,870,096
Teradyne, Inc.	69,888	9,555,786
Trimble, Inc.(b)	108,844	6,170,366
VeriSign, Inc.(b)	44,585	8,199,182
Western Digital Corp.(b)	146,189	9,588,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2024
	Shares	Value
Information Technology-(continued)
Zebra Technologies Corp., Class A(b)	23,027	$ 7,953,065
Zoom Video Communications, Inc., Class A(b)	117,869	8,142,391
		238,660,841
Materials-1.28%
Steel Dynamics, Inc.	70,347	8,407,170
Real Estate-0.85%
Zillow Group, Inc., Class A(b)(c)	24,597	1,314,218
Zillow Group, Inc., Class C(b)(c)	77,912	4,308,533
		5,622,751
Utilities-1.94%
Alliant Energy Corp.	114,633	6,679,665
Evergy, Inc.	102,491	6,061,318
		12,740,983
Total Common Stocks & Other Equity Interests (Cost $630,722,323)		657,028,397
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $122,819)	122,819	122,819
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $630,845,142)		657,151,216
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.83%
Invesco Private Government Fund, 5.28%(d)(e)(f)	29,413,897	$ 29,413,897
Invesco Private Prime Fund, 5.46%(d)(e)(f)	68,094,110	68,121,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,530,965)		97,535,245
TOTAL INVESTMENTS IN SECURITIES-114.76% (Cost $728,376,107)		754,686,461
OTHER ASSETS LESS LIABILITIES-(14.76)%		(97,063,755)
NET ASSETS-100.00%		$657,622,706

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended August 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value August 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$100,009	$6,824,552	$(6,801,742)	$-	$-	$122,819	$8,268
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,494,896	343,436,196	(334,517,195)	-	-	29,413,897	1,390,662*
Invesco Private Prime Fund	52,701,161	627,910,168	(612,512,897)	5,746	17,170	68,121,348	3,744,687*
Total	$73,296,066	$978,170,916	$(953,831,834)	$5,746	$17,170	$97,658,064	$5,143,617

*	Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
August 31, 2024
(e)	The rate shown is the 7-day SEC standardized yield as of August 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Statements of Assets and Liabilities
August 31, 2024
	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Assets:
Unaffiliated investments in securities, at value(a)	$50,926,224	$5,685,905	$31,868,511,438	$8,707,525	$657,028,397
Affiliated investments in securities, at value	370,383	947,839	285,135,428	1,205,701	97,658,064
Cash	-	-	39,380	-	-
Receivable for:
Dividends	24,962	3,110	18,452,857	1,173	468,848
Securities lending	40	200	36,438	5,370	28,986
Fund shares sold	-	-	37,272,565	-	-
Foreign tax reclaims	-	-	-	-	51,463
Total assets	51,321,609	6,637,054	32,209,448,106	9,919,769	755,235,758
Liabilities:
Due to custodian	129	30	-	1,403	350
Payable for:
Investments purchased	-	-	37,217,295	-	-
Collateral upon return of securities loaned	311,215	944,474	272,972,599	1,205,655	97,530,965
Accrued unitary management fees	8,128	933	3,866,536	1,418	81,737
Total liabilities	319,472	945,437	314,056,430	1,208,476	97,613,052
Net Assets	$51,002,137	$5,691,617	$31,895,391,676	$8,711,293	$657,622,706
Net assets consist of:
Shares of beneficial interest	$43,093,118	$5,629,487	$26,934,280,446	$9,989,165	$940,504,323
Distributable earnings (loss)	7,909,019	62,130	4,961,111,230	(1,277,872)	(282,881,617)
Net Assets	$51,002,137	$5,691,617	$31,895,391,676	$8,711,293	$657,622,706
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,550,001	250,001	162,590,001	320,001	22,600,001
Net asset value	$32.90	$22.77	$196.17	$27.22	$29.10
Market price	$32.88	$22.76	$196.10	$27.21	$29.10
Unaffiliated investments in securities, at cost	$41,947,869	$5,139,117	$26,426,198,347	$8,618,843	$630,722,323
Affiliated investments in securities, at cost	$370,366	$947,797	$285,122,071	$1,205,655	$97,653,784
(a)Includes securities on loan with an aggregate value of:	$307,521	$921,838	$268,418,689	$1,132,788	$95,705,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Statements of Operations
For the year ended August 31, 2024
	Invesco ESG NASDAQ 100 ETF (QQMG)	Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	Invesco NASDAQ 100 ETF (QQQM)	Invesco NASDAQ Future Gen 200 ETF (QQQS)	Invesco NASDAQ Next Gen 100 ETF (QQQJ)
Investment income:
Unaffiliated dividend income	$265,879	$35,139	$189,799,816	$9,784	$5,291,369
Affiliated dividend income	793	106	398,212	205	8,268
Securities lending income, net	11,104	3,568	6,449,988	44,386	536,372
Foreign withholding tax	(715)	(702)	(369,406)	(47)	(78,849)
Total investment income	277,061	38,111	196,278,610	54,328	5,757,160
Expenses:
Unitary management fees	67,902	9,251	32,831,737	14,449	999,265
Tax expenses	-	65	-	-	-
Total expenses	67,902	9,316	32,831,737	14,449	999,265
Less: Waivers	(14)	(2)	(7,222)	(4)	(155)
Net expenses	67,888	9,314	32,824,515	14,445	999,110
Net investment income	209,173	28,797	163,454,095	39,883	4,758,050
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(603,559)	(125,310)	(197,608,490)	(937,258)	(24,738,847)
Affiliated investment securities	222	96	91,824	264	17,170
In-kind redemptions	346,963	92,493	1,160,853,178	458,930	25,615,011
Foreign currencies	-	-	-	(2)	-
Net realized gain (loss)	(256,374)	(32,721)	963,336,512	(478,066)	893,334
Change in net unrealized appreciation of:
Unaffiliated investment securities	8,148,973	744,879	3,998,774,410	757,386	68,054,726
Affiliated investment securities	27	53	13,357	47	5,746
Change in net unrealized appreciation	8,149,000	744,932	3,998,787,767	757,433	68,060,472
Net realized and unrealized gain	7,892,626	712,211	4,962,124,279	279,367	68,953,806
Net increase in net assets resulting from operations	$8,101,799	$741,008	$5,125,578,374	$319,250	$73,711,856
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Statements of Changes in Net Assets
For the years ended August 31, 2024 and 2023
	Invesco ESG NASDAQ 100 ETF (QQMG)		Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	2024	2023	2024	2023
Operations:
Net investment income	$209,173	$85,131	$28,797	$21,141
Net realized gain (loss)	(256,374)	(176,510)	(32,721)	(189,951)
Change in net unrealized appreciation (depreciation)	8,149,000	3,215,307	744,932	419,920
Net increase (decrease) in net assets resulting from operations	8,101,799	3,123,928	741,008	251,110
Distributions to Shareholders from:
Distributable earnings	(192,439)	(80,030)	(31,705)	(21,562)
Shareholder Transactions:
Proceeds from shares sold	26,324,645	6,189,831	2,534,576	449,447
Value of shares repurchased	(1,330,798)	(1,090,750)	(550,312)	(500,104)
Net increase (decrease) in net assets resulting from share transactions	24,993,847	5,099,081	1,984,264	(50,657)
Net increase (decrease) in net assets	32,903,207	8,142,979	2,693,567	178,891
Net assets:
Beginning of year	18,098,930	9,955,951	2,998,050	2,819,159
End of year	$51,002,137	$18,098,930	$5,691,617	$2,998,050
Changes in Shares Outstanding:
Shares sold	900,000	250,000	125,000	25,000
Shares repurchased	(50,000)	(50,000)	(25,000)	(25,000)
Shares outstanding, beginning of year	700,001	500,001	150,001	150,001
Shares outstanding, end of year	1,550,001	700,001	250,001	150,001

(a)	For the period October 11, 2022 (commencement of investment operations) through August 31, 2024.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco NASDAQ 100 ETF (QQQM)		Invesco NASDAQ Future Gen 200 ETF (QQQS)		Invesco NASDAQ Next Gen 100 ETF (QQQJ)
2024	2023	2024	2023(a)	2024	2023

$163,454,095	$65,706,898	$39,883	$26,695	$4,758,050	$5,551,832
963,336,512	49,760,519	(478,066)	494,097	893,334	(145,036,872)
3,998,787,767	2,463,756,364	757,433	(668,705)	68,060,472	185,304,693
5,125,578,374	2,579,223,781	319,250	(147,913)	73,711,856	45,819,653

(153,650,135)	(57,866,694)	(36,511)	(23,525)	(5,882,121)	(6,555,564)

16,335,517,593	9,353,984,009	2,652,413	9,537,486	54,074,221	118,386,095
(3,894,962,454)	(2,306,446,027)	(787,905)	(2,802,002)	(168,453,882)	(256,647,775)
12,440,555,139	7,047,537,982	1,864,508	6,735,484	(114,379,661)	(138,261,680)
17,412,483,378	9,568,895,069	2,147,247	6,564,046	(46,549,926)	(98,997,591)

14,482,908,298	4,914,013,229	6,564,046	-	704,172,632	803,170,223
$31,895,391,676	$14,482,908,298	$8,711,293	$6,564,046	$657,622,706	$704,172,632

92,490,000	71,610,000	100,000	350,001	1,940,000	4,750,000
(23,060,000)	(18,360,000)	(30,000)	(100,000)	(6,220,000)	(10,290,000)
93,160,001	39,910,001	250,001	-	26,880,001	32,420,001
162,590,001	93,160,001	320,001	250,001	22,600,001	26,880,001

19

Financial Highlights
Invesco ESG NASDAQ 100 ETF (QQMG)
	Years Ended August 31,		For the Period October 25, 2021(a) Through August 31, 2022
	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$25.86	$19.91	$25.00
Net investment income(b)	0.18	0.16	0.13
Net realized and unrealized gain (loss) on investments	7.03	5.95	(5.13)
Total from investment operations	7.21	6.11	(5.00)
Distributions to shareholders from:
Net investment income	(0.17)	(0.16)	(0.09)
Net asset value at end of period	$32.90	$25.86	$19.91
Market price at end of period(c)	$32.88	$25.88	$19.94
Net Asset Value Total Return(d)	28.00%	30.88%	(20.03)%(e)
Market Price Total Return(d)	27.82%	30.78%	(19.91)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$51,002	$18,099	$9,956
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%(f)
Net investment income	0.62%	0.76%	0.69%(f)
Portfolio turnover rate(g)	17%	14%	10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (20.63)%. The market price total return from Fund Inception to August 31, 2022 was (20.54)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Financial Highlights—(continued)
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)
	Years Ended August 31,		For the Period October 25, 2021(a) Through August 31, 2022
	2024	2023
Per Share Operating Performance:
Net asset value at beginning of period	$19.99	$18.79	$25.00
Net investment income(b)	0.13	0.13	0.09
Net realized and unrealized gain (loss) on investments	2.79	1.20	(6.23)
Total from investment operations	2.92	1.33	(6.14)
Distributions to shareholders from:
Net investment income	(0.14)	(0.13)	(0.07)
Net asset value at end of period	$22.77	$19.99	$18.79
Market price at end of period(c)	$22.76	$20.00	$18.81
Net Asset Value Total Return(d)	14.67%	7.16%	(24.57)%(e)
Market Price Total Return(d)	14.56%	7.10%	(24.49)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,692	$2,998	$2,819
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%(f)
Net investment income	0.62%	0.67%	0.52%(f)
Portfolio turnover rate(g)	30%	28%	46%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 27, 2021, the first day of trading on the exchange) to August 31, 2022 was (23.10)%. The market price total return from Fund Inception to August 31, 2022 was (23.05)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Financial Highlights—(continued)
Invesco NASDAQ 100 ETF (QQQM)
	Years Ended August 31,			For the Period October 12, 2020(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$155.46	$123.13	$156.10	$120.98
Net investment income(b)	1.32	1.03	0.98	0.74
Net realized and unrealized gain (loss) on investments	40.68	32.29	(33.24)	34.93
Total from investment operations	42.00	33.32	(32.26)	35.67
Distributions to shareholders from:
Net investment income	(1.29)	(0.99)	(0.71)	(0.55)
Net asset value at end of period	$196.17	$155.46	$123.13	$156.10
Market price at end of period(c)	$196.10	$155.47	$123.29	$156.11
Net Asset Value Total Return(d)	27.14%	27.26%	(20.72)%	29.56%(e)
Market Price Total Return(d)	27.07%	27.11%	(20.61)%	29.57%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$31,895,392	$14,482,908	$4,914,013	$1,809,161
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.75%	0.78%	0.71%	0.61%(f)
Portfolio turnover rate(g)	8%	27%	6%	5%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 29.61%. The market price total return from Fund Inception to August 31, 2021 was 29.48%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
	Year Ended August 31, 2024	For the Period October 11, 2022(a) Through August 31, 2023
Per Share Operating Performance:
Net asset value at beginning of period	$26.26	$25.00
Net investment income(b)	0.14	0.14
Net realized and unrealized gain on investments	0.95	1.24
Total from investment operations	1.09	1.38
Distributions to shareholders from:
Net investment income	(0.13)	(0.12)
Net asset value at end of period	$27.22	$26.26
Market price at end of period(c)	$27.21	$26.26
Net Asset Value Total Return(d)	4.20%	5.51%(e)
Market Price Total Return(d)	4.16%	5.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,711	$6,564
Ratio to average net assets of:
Expenses	0.20%	0.20%(f)
Net investment income	0.55%	0.56%(f)
Portfolio turnover rate(g)	72%	61%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 13, 2022, the first day of trading on the exchange) to August 31, 2023 was 4.09%. The market price total return from Fund Inception to August 31, 2023 was 4.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights—(continued)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
	Years Ended August 31,			For the Period October 12, 2020(a) Through August 31, 2021
	2024	2023	2022
Per Share Operating Performance:
Net asset value at beginning of period	$26.20	$24.77	$34.79	$26.71
Net investment income(b)	0.19	0.18	0.15	0.10
Net realized and unrealized gain (loss) on investments	2.95	1.46	(9.85)	8.06
Total from investment operations	3.14	1.64	(9.70)	8.16
Distributions to shareholders from:
Net investment income	(0.24)	(0.21)	(0.11)	(0.08)
Net realized gains	-	-	(0.21)	-
Total distributions	(0.24)	(0.21)	(0.32)	(0.08)
Net asset value at end of period	$29.10	$26.20	$24.77	$34.79
Market price at end of period(c)	$29.10	$26.20	$24.80	$34.77
Net Asset Value Total Return(d)	12.04%	6.70%	(28.06)%	30.58%(e)
Market Price Total Return(d)	12.04%	6.57%	(27.93)%	30.51%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$657,623	$704,173	$803,170	$1,209,202
Ratio to average net assets of:
Expenses	0.15%	0.15%	0.15%	0.15%(f)
Net investment income	0.71%	0.74%	0.50%	0.35%(f)
Portfolio turnover rate(g)	30%	31%	45%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 13, 2020, the first day of trading on the exchange) to August 31, 2021 was 30.39%. The market price total return from Fund Inception to August 31, 2021 was 29.93%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements
Invesco Exchange-Traded Fund Trust II
August 31, 2024
NOTE 1—Organization
Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:
Full Name	Short Name
Invesco ESG NASDAQ 100 ETF (QQMG)	"ESG NASDAQ 100 ETF"
Invesco ESG NASDAQ Next Gen 100 ETF (QQJG)	"ESG NASDAQ Next Gen 100 ETF"
Invesco NASDAQ 100 ETF (QQQM)	"NASDAQ 100 ETF"
Invesco NASDAQ Future Gen 200 ETF (QQQS)	"NASDAQ Future Gen 200 ETF"
Invesco NASDAQ Next Gen 100 ETF (QQQJ)	"NASDAQ Next Gen 100 ETF"
Each portfolio (each, a “Fund”, and collectively, the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The Nasdaq Stock Market LLC.
The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”), though each Fund reserves the right to issue and redeem Creation Units in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by authorized participants ("APs"), the Shares are not individually redeemable securities of the Funds.
The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).
Fund	Underlying Index
ESG NASDAQ 100 ETF	Nasdaq-100® ESG Index
ESG NASDAQ Next Gen 100 ETF	Nasdaq Next Generation 100 ESG Index®
NASDAQ 100 ETF	NASDAQ-100 Index®
NASDAQ Future Gen 200 ETF	Nasdaq Innovators Completion Cap IndexTM
NASDAQ Next Gen 100 ETF	NASDAQ Next Generation 100 Index®
NOTE 2—Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.
A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded or, lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day NAV per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related

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to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Capital Management LLC (the “Adviser”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange (“NYSE”), closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depositary receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer-specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price a Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, a Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

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B.	Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.
C.	Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.
E.	Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust or the Adviser (an "Interested Trustee"), or (iii) any other matters that directly benefit the Adviser).
Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not

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readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.
To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.
G.	Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an "interested person" (as defined in the 1940 Act) of the Trust or the Adviser (each, an "Independent Trustee") is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income, net on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.
Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also serves as a securities lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the fiscal year ended August 31, 2024, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:
Amount
ESG NASDAQ 100 ETF	$893
ESG NASDAQ Next Gen 100 ETF	384
NASDAQ 100 ETF	409,019
NASDAQ Future Gen 200 ETF	2,585
NASDAQ Next Gen 100 ETF	51,266

J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are

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translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.
The performance of a Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause a Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that a Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of a Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statements of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
K.	Other Risks
ADR Risk. The Funds may invest in American depositary receipts (“ADRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.
AP Concentration Risk. Only APs may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

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ESG Investing Strategy Risk. The stocks of companies with favorable ESG attributes may underperform the stock market as a whole. As a result, a Fund may underperform other funds that do not screen companies based on ESG attributes. The criteria used to select companies for investment may result in such Funds investing in securities, industries or sectors that underperform the market as a whole or underperform other funds screened for ESG standards.
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. From time to time, certain companies in which the Funds invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or in countries the U.S. Government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. Government identifies as state sponsors of terrorism or subjects to sanctions.
Index Risk. Unlike many investment companies that are "actively managed", each Fund is a "passive" investor and therefore does not utilize an investing strategy that seeks returns in excess of its respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. If a specific security is removed from an Underlying Index, its respective Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. An Underlying Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule. Further, unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, a Fund’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.
Market Risk. Securities in each Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in an Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to each Fund’s NAV.
Small- and Mid-Capitalization Company Risk. For certain Funds, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

30

Non-Diversified Fund Risk. Because each Fund (except Nasdaq Next Gen 100 ETF) is non-diversified, and to the extent Nasdaq Next Gen 100 ETF becomes non-diversified, and can invest a greater portion of its respective assets in securities of individual issuers than can a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.
NOTE 3—Investment Advisory Agreement and Other Agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.
Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser pays for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of an Interested Trustee, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:
Unitary Management Fees (as a % of average daily net assets)
ESG NASDAQ 100 ETF	0.20%
ESG NASDAQ Next Gen 100 ETF	0.20%
NASDAQ 100 ETF	0.15%
NASDAQ Future Gen 200 ETF	0.20%
NASDAQ Next Gen 100 ETF	0.15%
Through at least August 31, 2026, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. This waiver does not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.
For the fiscal year ended August 31, 2024, the Adviser waived fees for each Fund in the following amounts:
ESG NASDAQ 100 ETF	$14
ESG NASDAQ Next Gen 100 ETF	2
NASDAQ 100 ETF	7,222
NASDAQ Future Gen 200 ETF	4
NASDAQ Next Gen 100 ETF	155
The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.
The Adviser has entered into licensing agreements on behalf of each Fund with Nasdaq, Inc. (the “Licensor”).
Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.
The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.
For the fiscal year ended August 31, 2024, the Funds incurred brokerage commissions with Invesco Capital Markets, Inc. ("ICMI"), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:
ESG NASDAQ 100 ETF	$128
ESG NASDAQ Next Gen 100 ETF	267
NASDAQ 100 ETF	5,299
NASDAQ Future Gen 200 ETF	18,584
NASDAQ Next Gen 100 ETF	47,096

31

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased - affiliated broker.
NOTE 4—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,926,224	$-	$-	$50,926,224
Money Market Funds	59,151	311,232	-	370,383
Total Investments	$50,985,375	$311,232	$-	$51,296,607
ESG NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,685,905	$-	$-	$5,685,905
Money Market Funds	3,323	944,516	-	947,839
Total Investments	$5,689,228	$944,516	$-	$6,633,744
NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,868,511,438	$-	$-	$31,868,511,438
Money Market Funds	12,149,472	272,985,956	-	285,135,428
Total Investments	$31,880,660,910	$272,985,956	$-	$32,153,646,866
NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,702,607	$-	$4,918	$8,707,525
Money Market Funds	-	1,205,701	-	1,205,701
Total Investments	$8,702,607	$1,205,701	$4,918	$9,913,226
NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$657,028,397	$-	$-	$657,028,397
Money Market Funds	122,819	97,535,245	-	97,658,064
Total Investments	$657,151,216	$97,535,245	$-	$754,686,461

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NOTE 5—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2024 and 2023:
	2024	2023
	Ordinary Income*	Ordinary Income*
ESG NASDAQ 100 ETF	$192,439	$80,030
ESG NASDAQ Next Gen 100 ETF	31,705	21,562
NASDAQ 100 ETF	153,650,135	57,866,694
NASDAQ Future Gen 200 ETF	36,511	23,525
NASDAQ Next Gen 100 ETF	5,882,121	6,555,564

*	Includes short-term capital gain distributions, if any.
Tax Components of Net Assets at Fiscal Year-End:
	Undistributed Ordinary Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
ESG NASDAQ 100 ETF	$36,905	$8,968,592	$(1,096,478)	$43,093,118	$51,002,137
ESG NASDAQ Next Gen 100 ETF	3,927	498,996	(440,793)	5,629,487	5,691,617
NASDAQ 100 ETF	27,086,210	5,422,511,940	(488,486,920)	26,934,280,446	31,895,391,676
NASDAQ Future Gen 200 ETF	30,437	64,524	(1,372,833)	9,989,165	8,711,293
NASDAQ Next Gen 100 ETF	606,846	24,266,183	(307,754,646)	940,504,323	657,622,706
Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Funds have capital loss carryforwards as of August 31, 2024, as follows:
	No expiration
	Short-Term	Long-Term	Total*
ESG NASDAQ 100 ETF	$442,150	$654,328	$1,096,478
ESG NASDAQ Next Gen 100 ETF	188,531	252,262	440,793
NASDAQ 100 ETF	90,177,336	398,309,584	488,486,920
NASDAQ Future Gen 200 ETF	1,046,759	326,074	1,372,833
NASDAQ Next Gen 100 ETF	161,428,163	146,326,483	307,754,646

*	Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 6—Investment Transactions
For the fiscal year ended August 31, 2024, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:
	Purchases	Sales
ESG NASDAQ 100 ETF	$5,792,738	$5,823,173
ESG NASDAQ Next Gen 100 ETF	1,371,761	1,713,598
NASDAQ 100 ETF	1,701,816,533	1,702,869,154
NASDAQ Future Gen 200 ETF	5,316,962	5,199,999
NASDAQ Next Gen 100 ETF	202,719,180	203,530,572
For the fiscal year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-kind Purchases	In-kind Sales
ESG NASDAQ 100 ETF	$26,303,044	$1,328,691
ESG NASDAQ Next Gen 100 ETF	2,531,786	211,147
NASDAQ 100 ETF	16,337,942,689	3,896,201,382

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	In-kind Purchases	In-kind Sales
NASDAQ Future Gen 200 ETF	$2,647,647	$883,721
NASDAQ Next Gen 100 ETF	53,950,092	168,553,311
Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.
As of August 31, 2024, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation	Cost
ESG NASDAQ 100 ETF	$10,005,774	$(1,037,182)	$8,968,592	$42,328,015
ESG NASDAQ Next Gen 100 ETF	810,207	(311,211)	498,996	6,134,748
NASDAQ 100 ETF	6,090,437,980	(667,926,040)	5,422,511,940	26,731,134,926
NASDAQ Future Gen 200 ETF	1,416,480	(1,351,956)	64,524	9,848,702
NASDAQ Next Gen 100 ETF	96,755,116	(72,488,933)	24,266,183	730,420,278
NOTE 7—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of in-kind transactions, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and Shares of beneficial interest. These reclassifications had no effect on the net assets of each Fund. For the fiscal year ended August 31, 2024, the reclassifications were as follows:
	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
ESG NASDAQ 100 ETF	$-	$(345,725)	$345,725
ESG NASDAQ Next Gen 100 ETF	541	(92,969)	92,428
NASDAQ 100 ETF	-	(1,155,610,358)	1,155,610,358
NASDAQ Future Gen 200 ETF	15,850	(474,671)	458,821
NASDAQ Next Gen 100 ETF	220,248	(23,134,698)	22,914,450
NOTE 8—Trustees’ and Officer’s Fees
The Adviser, as a result of each Fund’s unitary management fee, pays remuneration to the Independent Trustees and an Officer of the Trust on behalf of the Funds. Interested Trustees do not receive any Trustees’ fees.
The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.
NOTE 9—Capital
Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only APs are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.
To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an AP, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the AP to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the AP’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.
Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.
Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

34

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco NASDAQ Next Gen 100 ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter referred to as the “Funds”) as of August 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Fund Name
Invesco ESG NASDAQ 100 ETF (1)
Invesco ESG NASDAQ Next Gen 100 ETF (1)
Invesco NASDAQ 100 ETF (1)
Invesco NASDAQ Future Gen 200 ETF (2)
Invesco NASDAQ Next Gen 100 ETF (1)
(1) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the years ended August 31, 2024 and 2023
(2) Statement of operations for the year ended August 31, 2024 and statement of changes in net assets for the year ended August 31, 2024 and for the period October 11, 2022 (commencement of investment operations) through August 31, 2023
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
October 25 2024
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

35

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2024:
	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Business Interest Income*
Invesco ESG NASDAQ 100 ETF	0%	100%	100%	0%	0%
Invesco ESG NASDAQ Next Gen 100 ETF	0%	100%	77%	0%	0%
Invesco NASDAQ 100 ETF	0%	100%	100%	0%	0%
Invesco NASDAQ Future Gen 200 ETF	0%	49%	45%	0%	0%
Invesco NASDAQ Next Gen 100 ETF	0%	98%	75%	0%	0%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

36

Approval of Investment Advisory and Sub-Advisory Contracts
At a meeting held on April 18, 2024, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following series (each, a “Fund” and collectively, the “Funds”):
Invesco 0-5 Yr US TIPS ETF
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF
Invesco Alerian Galaxy Crypto Economy ETF
Invesco California AMT-Free Municipal Bond ETF
Invesco CEF Income Composite ETF
Invesco China Technology ETF
Invesco Dorsey Wright Developed Markets Momentum ETF
Invesco Dorsey Wright Emerging Markets Momentum ETF
Invesco Dorsey Wright SmallCap Momentum ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Equal Weight 0-30 Year Treasury ETF
Invesco ESG NASDAQ 100 ETF
Invesco ESG NASDAQ Next Gen 100 ETF
Invesco ESG S&P 500 Equal Weight ETF
Invesco Floating Rate Municipal Income ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF
Invesco Global Clean Energy ETF
Invesco Global ex-US High Yield Corporate Bond ETF
Invesco Global Water ETF
Invesco International BuyBack Achievers™ ETF
Invesco International Corporate Bond ETF
Invesco KBW Bank ETF
Invesco KBW High Dividend Yield Financial ETF
Invesco KBW Premium Yield Equity REIT ETF
Invesco KBW Property & Casualty Insurance ETF
Invesco KBW Regional Banking ETF
Invesco MSCI Green Building ETF
Invesco MSCI USA ETF
Invesco NASDAQ 100 ETF
Invesco Nasdaq Biotechnology ETF
Invesco NASDAQ Future Gen 200 ETF
Invesco NASDAQ Metaverse ETF
Invesco NASDAQ Next Gen 100 ETF
Invesco National AMT-Free Municipal Bond ETF
Invesco New York AMT-Free Municipal Bond ETF
Invesco PHLX Semiconductor ETF
Invesco Preferred ETF
Invesco Russell 1000 Equal Weight ETF
Invesco S&P 500® Enhanced Value ETF
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco S&P 500® High Beta ETF
Invesco S&P 500® High Dividend Low Volatility ETF
Invesco S&P 500® Low Volatility ETF
Invesco S&P 500 Minimum Variance ETF
Invesco S&P 500® Momentum ETF
Invesco S&P 500 QVM Multi-factor ETF
Invesco S&P 500 Revenue ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco S&P International Developed Quality ETF
Invesco S&P MidCap 400 QVM Multi-factor ETF
Invesco S&P MidCap 400 Revenue ETF
Invesco S&P MidCap Low Volatility ETF
Invesco S&P SmallCap 600 QVM Multi-factor ETF
Invesco S&P SmallCap 600 Revenue ETF
Invesco S&P SmallCap Consumer Discretionary ETF
Invesco S&P SmallCap Consumer Staples ETF
Invesco S&P SmallCap Energy ETF
Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Health Care ETF
Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco S&P SmallCap Industrials ETF
Invesco S&P SmallCap Information Technology ETF
Invesco S&P SmallCap Low Volatility ETF
Invesco S&P SmallCap Materials ETF
Invesco S&P SmallCap Quality ETF
Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco S&P Ultra Dividend Revenue ETF
Invesco Senior Loan ETF
Invesco Short Term Treasury ETF
Invesco Taxable Municipal Bond ETF
Invesco Variable Rate Preferred ETF

Also at the April 18, 2024 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF (the “Sub-Advisory Agreement”):  Invesco Advisers, Inc.; Invesco Asset Management Deutschland GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

37

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Investment Advisory Agreement
The Trustees reviewed information from the Adviser describing:  (i) the nature, extent and quality of services provided or to be provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the fees paid or to be paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided or to be provided and estimated profits realized by the Adviser, as applicable, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.
Nature, Extent and Quality of Services.  In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed or to be performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds.  The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds.
The Trustees reviewed information on the performance of the Funds (except Invesco NASDAQ Metaverse ETF, which had not yet commenced operations as of December 31, 2023) and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2023, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes.  In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year period for Invesco Floating Rate Municipal Income ETF, was within the targeted range set forth in the Trust’s registration statement.  The Trustees reviewed the reasons provided by the Adviser for Invesco Floating Rate Municipal Income ETF’s correlation to its underlying index.  The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement.  The Board concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.
The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  They noted the significant amount of time, effort and resources that had been devoted to this oversight function.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee.  The Trustees noted that the annual advisory fee charged or to be charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser compensates each Sub-Adviser (as applicable) from its unitary advisory fee and pays all other operating expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:
•	0.04% of the Fund’s average daily net assets for Invesco MSCI USA ETF;
•	0.07% of the Fund’s average daily net assets for Invesco 0-5 Yr US TIPS ETF;
•	0.08% of the Fund’s average daily net assets for Invesco Short Term Treasury ETF;
•	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
•	0.11% of the Fund’s average daily net assets for Invesco S&P 500 QVM Multi-factor ETF;

38

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
•	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;
•	0.15% of the Fund’s average daily net assets for Invesco Equal Weight 0-30 Year Treasury ETF, Invesco NASDAQ 100 ETF, Invesco NASDAQ Next Gen 100 ETF, Invesco S&P MidCap 400 QVM Multi-factor ETF and Invesco S&P SmallCap 600 QVM Multi-factor ETF;
•	0.19% of the Fund’s average daily net assets for Invesco Nasdaq Biotechnology ETF and Invesco PHLX Semiconductor ETF;
•	0.20% of the Fund’s average daily net assets for Invesco ESG NASDAQ 100 ETF, Invesco ESG NASDAQ Next Gen 100 ETF, Invesco ESG S&P 500 Equal Weight ETF, Invesco NASDAQ Future Gen 200 ETF and Invesco Russell 1000 Equal Weight ETF;
•	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
•	0.25% of the Fund’s average daily net assets for Invesco Floating Rate Municipal Income ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF and Invesco S&P SmallCap Low Volatility ETF;
•	0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;
•	0.29% of the Fund’s average daily net assets for Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;
•	0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF and Invesco S&P SmallCap High Dividend Low Volatility ETF;
•	0.35% of the Fund’s average daily net assets for Invesco Global ex-US High Yield Corporate Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco NASDAQ Metaverse ETF;
•	0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;
•	0.45% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
•	0.49% of the Fund’s average daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
•	0.50% of the Fund’s average daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;
•	0.55% of the Fund’s average daily net assets for Invesco International BuyBack AchieversTM ETF;
•	0.60% of the Fund’s average daily net assets for Invesco Dorsey Wright SmallCap Momentum ETF, Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF and Invesco Alerian Galaxy Crypto Economy ETF;
•	0.65% of the Fund’s average daily net assets for Invesco Senior Loan ETF and Invesco China Technology ETF;
•	0.75% of the Fund’s average daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
•	0.80% of the Fund’s average daily net assets for Invesco Dorsey Wright Developed Markets Momentum ETF; and
•	0.90% of the Fund’s average daily net assets for Invesco Dorsey Wright Emerging Markets Momentum ETF.
The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable.  The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below.  The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

39

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
open-end actively-managed peer funds.  The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 0-5 Yr US TIPS ETF	X		X
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	X	N/A	X
Invesco Alerian Galaxy Crypto Economy ETF	X	N/A	X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco Dorsey Wright Developed Markets Momentum ETF			X
Invesco Dorsey Wright Emerging Markets Momentum ETF			X
Invesco Dorsey Wright SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco Equal Weight 0-30 Year Treasury ETF			X
Invesco ESG NASDAQ 100 ETF			X
Invesco ESG NASDAQ Next Gen 100 ETF	X		X
Invesco ESG S&P 500 Equal Weight ETF	X		X
Invesco Floating Rate Municipal Income ETF		N/A	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF		X	X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	X		X
Invesco FTSE RAFI Emerging Markets ETF			X
Invesco Fundamental High Yield® Corporate Bond ETF		N/A	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global ex-US High Yield Corporate Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF		X	X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF	X	N/A	X
Invesco MSCI USA ETF	X	X	X
Invesco NASDAQ 100 ETF	X		X
Invesco Nasdaq Biotechnology ETF	X		X
Invesco NASDAQ Future Gen 200 ETF	X		X
Invesco NASDAQ Metaverse ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X	X	X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco PHLX Semiconductor ETF	X	X	X
Invesco Preferred ETF		N/A	X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco S&P 500 Enhanced Value ETF	X		X

40

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
Invesco Fund	Equal to/Lower than ETF Peer Median*	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X	X	X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500®Momentum ETF	X		X
Invesco S&P 500 QVM Multi-factor ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed Low Volatility ETF	X	X	X
Invesco S&P International Developed Momentum ETF	X		X
Invesco S&P International Developed Quality ETF	X		X
Invesco S&P MidCap 400 QVM Multi-factor ETF	X	X	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF			X
Invesco S&P SmallCap 600 QVM Multi-factor ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF			X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF			X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF			X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	N/A	N/A	X
Invesco Short Term Treasury ETF	X		X
Invesco Taxable Municipal Bond ETF		X	X
Invesco Variable Rate Preferred ETF		X	X

*	The information provided by the Adviser indicated that certain Funds did not have any ETF or open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.
In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco California AMT-Free Municipal Bond ETF’s, Invesco National AMT-Free Municipal Bond ETF’s, Invesco New York AMT-Free Municipal Bond ETF’s, Invesco Taxable Municipal Bond ETF’s and Invesco Floating Rate Municipal Income ETF’s advisory fees and total expenses and the Lipper peer data.  The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser.  The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

41

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds.  The Trustees considered the Adviser’s explanation of the differences between the services provided or to be provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.
Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee charged or to be charged to each Fund was reasonable and appropriate in light of the services provided or to be provided, the nature of the index, the distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser.
In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds.  The Trustees reviewed information provided by the Adviser regarding its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund.  The Trustees did not consider the revenues received by the Adviser under the Investment Advisory Agreement or the estimated profitability of the Adviser in managing Invesco NASDAQ Metaverse ETF because the Fund had not yet commenced operations as of December 31, 2023.  With respect to the Adviser’s profitability information, the Trustees considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Trustees noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as the Adviser’s.  Based on the information provided, the Board concluded that the overall and estimated profitability to the Adviser was not unreasonable.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Trustees reviewed each Fund’s asset size and unitary advisory fee.  The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds.  The Trustees also noted that the Adviser has reduced advisory fees for the Invesco ETFs numerous times since 2011, including through permanent advisory fee reductions and various advisory fee waivers.  The Board considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee rates were reasonable and appropriate.
Fall-out Benefits.  The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser is not a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.  The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees from affiliated money market cash management vehicles and fees as the Funds’ securities lending agent.  The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser.  The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund.  No single factor was determinative in the Board’s analysis.
Investment Sub-Advisory Agreement
As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF at a meeting held on April 18, 2024.  The review process followed by the Board is described in detail above.  In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.
Nature, Extent and Quality of Services.  The Trustees considered the nature, extent and quality of services provided or to be provided to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement.  The Trustees reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the

42

Approval of Investment Advisory and Sub-Advisory Contracts—(continued)
investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Short Term Treasury ETF’s assets, and the experience and skills of the investment personnel responsible for the day-to-day management of the Funds.
Based on its review, the Board concluded that the nature, extent and quality of services provided or to be provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF under the Sub-Advisory Agreement were appropriate and reasonable.
Fees, Expenses and Profitability.  The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement.  The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates.  The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Short Term Treasury ETF and noted that the Adviser compensates each Sub-Adviser from its fee.
The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 14 and April 18, 2024 Board meetings, and Invesco Advisers, Inc., in connection with the April 18, 2024 meeting, and they noted the net income generated by each firm.  The Trustees noted that the Adviser compensates each Sub-Adviser from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.
Economies of Scale and Whether Fee Levels Reflect These Economies of Scale.  As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders.  The Board considered whether the sub-advisory fee rate for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF was reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rate was reasonable and appropriate.
Fall-out Benefits.  The Trustees noted that Invesco Advisers, Inc. receives management fees from affiliated money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the affiliated money market funds.  The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as securities lending agent for the Invesco ETFs.  The Trustees noted that the Sub-Advisers had not identified any further benefits that they received from their relationships with Invesco Senior Loan ETF and Invesco Short Term Treasury ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds.  The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Short Term Treasury ETF.  No single factor was determinative in the Board’s analysis.

43

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

44

©2024 Invesco Capital Management LLC
3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-TIIQQQ-NCSR	invesco.com/ETFs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Registrant's PEO and PFO have concluded that such disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By:    /s/ Brian Hartigan                                          .

Name: Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Brian Hartigan                                         ..

Name:Brian Hartigan

Title:Principal Executive Officer

Date: November 6, 2024

By:       /s/ Kelli Gallegos                                             ____

Name:Kelli Gallegos

Title:Principal Financial Officer

Date:November 6, 2024